UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

November 30, 2020

Semi-Annual Report

DBX ETF Trust

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for three of our sector ETFs for the period ended November 30, 2020.

The global economy started 2020 with hopes of easing US-China trade tensions; however, the pandemic unleashed a health and economic crisis unprecedented in scope and magnitude. Lockdowns and the closing of national borders paralyzed economic activity across the board, laying off millions of workers worldwide. Major economies started opening up by June, as the mortality rate seemed to fall with greater access to healthcare. Record levels of fiscal stimulus, sustained low-interest rates, and benign inflation created a supportive environment to fight the pandemic and minimize the impact of a catastrophic downturn.

The lockdowns, social distancing, associated disruptions in supply chains, and lower demand significantly reduced economic activity in Europe. At the beginning of the review period, the EU approved a €750 billion fund to help member states recover from the pandemic. In the last few months, coronavirus infections have started to resurface again, and most countries have implemented more lockdown restrictions. However, the new restrictions are more localised, rather than countrywide measures. Various European countries, including Germany, extended their furlough schemes, which are designed to support jobs through the crisis. The UK economy recovered some lost ground in Q3, following record contraction in Q2, and the GDP1 rose solidly in July and August, while retail sales were robust throughout the quarter. Meanwhile, France made the biggest recovery, on the back of government spending and household consumption.

Japan’s economy rebounded in Q3 after a severe decline in Q2. Prime minister Shinzo Abe resigned and was replaced by Yoshihide Suga; the change in leader had little impact on the market, as prime minister Yoshihide Suga has represented continuity and stability. Meanwhile, data showed that industrial production improved in September, especially in export-related sectors, such as automobiles, electronics, and machinery. The quarterly earnings reporting season turned out to be better than expected. Nevertheless, consumer prices were down in October versus a year earlier. The Bank of Japan has enhanced monetary easing since March, and these responses have had positive effects, coupled with the government’s measures and efforts by financial institutions. In November, prime minister Yoshihide Suga ordered the formulation of a supplementary budget for additional economic stimulus, in addition to a slate of measures announced earlier.

Global office leasing activity was much lower in Q3 than a year ago, but it was still an improvement on Q2. The retail and hospitality sectors remained the most affected. Globally, real estate debt markets continue to be supported by a low-interest-rate environment, government intervention, and diversification of lender profiles.

The global economy is climbing out from the depths to which it plummeted during the lockdown in the first half of 2020. Indicators show that, after an initial burst of pent-up demand, spending is progressing more slowly. Inflation is expected to remain low, meaning that central banks are unlikely to increase interest rates in a hurry. Recent news on the efficacy of potentially successful coronavirus vaccines has also come as welcome news, reducing the risk of renewed full-scale lockdowns and likely being supportive of global growth.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Eurozone Equity ETF (EURZ)

The Xtrackers Eurozone Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of NASDAQ Eurozone Large Mid Cap Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union (the “EMU” or “Eurozone”) of the European Union (“EU”). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2020 (22.8% of Net Assets)

Description	% of Net Assets
ASML Holding NV (Netherlands)	3.3%
LVMH Moet Hennessy Louis Vuitton SE (France)	3.3%
SAP SE (Germany)	2.7%
Sanofi (France)	2.3%
Siemens AG (Germany)	2.1%
TOTAL SE (France)	2.1%
Allianz SE (Germany)	1.9%
L’Oreal SA (France)	1.9%
Air Liquide SA (France)	1.6%
Iberdrola SA (Spain)	1.6%

Country Diversification* as of November 30, 2020

France	34.2%
Germany	27.7%
Netherlands	11.4%
Spain	8.1%
Italy	6.6%
Finland	3.9%
Belgium	3.6%
Other	4.5%

Total	100.0%

Sector Diversification* as of November 30, 2020

Industrials	15.4%
Financials	15.1%
Consumer Discretionary	14.2%
Information Technology	12.2%
Consumer Staples	8.4%
Health Care	8.4%
Utilities	7.6%
Materials	7.6%
Communication Services	5.1%
Energy	3.9%
Real Estate	2.1%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers International Real Estate ETF (HAUZ)

The Xtrackers International Real Estate ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the “Underlying Index”). The Underlying Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2020 (20.0% of Net Assets)

Description	% of Net Assets
Vonovia SE (Germany)	3.5%
Mitsubishi Estate Co. Ltd. (Japan)	2.4%
Goodman Group (Australia)	2.3%
Sun Hung Kai Properties Ltd. (Hong Kong)	2.0%
Mitsui Fudosan Co. Ltd. (Japan)	2.0%
Link (Hong Kong)	1.8%
Deutsche Wohnen SE (Germany)	1.7%
Sumitomo Realty & Development Co. Ltd. (Japan)	1.5%
Segro PLC (United Kingdom)	1.4%
CK Asset Holdings Ltd. (Hong Kong)	1.4%

Sector Diversification* as of November 30, 2020

Real Estate Operations/Development	33.6%
Diversified	16.7%
Real Estate Management/Services	16.3%
Shopping Centers	8.8%
Warehouse/Industry	8.5%
Office Property	6.5%
Apartments	3.4%
Other	6.2%

Total	100.0%

Country Diversification* as of November 30, 2020

Japan	20.6%
Hong Kong	13.6%
Australia	9.6%
Germany	7.6%
United Kingdom	6.3%
Singapore	6.3%
Canada	5.8%
Sweden	4.8%
France	3.5%
Philippines	2.6%
Belgium	2.0%
Other	17.3%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 12.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

The Xtrackers Japan JPX-Nikkei 400 Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2020 (15.3% of Net Assets)

Description	% of Net Assets
Nidec Corp.	1.6%
Sony Corp.	1.6%
Daiichi Sankyo Co. Ltd.	1.6%
Nippon Telegraph & Telephone Corp.	1.5%
Daikin Industries Ltd.	1.5%
SoftBank Group Corp.	1.5%
Keyence Corp.	1.5%
Shin-Etsu Chemical Co. Ltd.	1.5%
Mitsubishi UFJ Financial Group, Inc.	1.5%
Recruit Holdings Co. Ltd.	1.5%

Sector Diversification* as of November 30, 2020

Industrials	23.7%
Consumer Discretionary	15.2%
Information Technology	12.6%
Health Care	11.7%
Consumer Staples	9.3%
Financials	9.1%
Communication Services	7.7%
Materials	5.9%
Real Estate	2.9%
Utilities	1.2%
Energy	0.7%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

5

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period Xtrackers International Real Estate ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Eurozone Equity ETF
Actual	$1,000.00	$1,247.30	0.09%	$0.51
Hypothetical (5% return before expenses)	$1,000.00	$1,024.62	0.09%	$0.46
Xtrackers International Real Estate ETF
Actual	$1,000.00	$1,169.60	0.10%	$0.54
Hypothetical (5% return before expenses)	$1,000.00	$1,024.57	0.10%	$0.51
Xtrackers Japan JPX-Nikkei 400 Equity ETF
Actual	$1,000.00	$1,181.50	0.09%	$0.49
Hypothetical (5% return before expenses)	$1,000.00	$1,024.62	0.09%	$0.46

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

6

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.6%
Austria — 0.6%
Erste Group Bank AG*	145	$4,180
OMV AG	71	2,412
Raiffeisen Bank International AG*	68	1,306
Telekom Austria AG	67	493
Verbund AG	62	4,365
voestalpine AG	62	1,991

(Cost $17,521)		14,747

Belgium — 3.5%
Ackermans & van Haaren NV	12	1,751
Ageas SA/NV	91	4,487
Anheuser-Busch InBev SA/NV	521	34,826
Elia Group SA/NV	33	3,742
Etablissements Franz Colruyt NV	27	1,616
Galapagos NV*	22	2,715
Groupe Bruxelles Lambert SA	38	3,713
KBC Group NV*	135	9,431
Proximus SADP	68	1,424
Sofina SA	8	2,545
Solvay SA	36	4,127
Telenet Group Holding NV	24	1,028
UCB SA	64	6,856
Umicore SA	89	4,000
Warehouses De Pauw CVA REIT	64	2,174

(Cost $101,508)		84,435

Finland — 3.9%
Elisa OYJ	73	3,930
Fortum OYJ	212	4,870
Huhtamaki OYJ	48	2,417
Kesko OYJ, Class B	126	3,316
Kone OYJ, Class B	199	16,739
Metso Outotec OYJ	349	3,131
Neste OYJ	222	14,919
Nokia OYJ*	2,740	10,972
Orion OYJ, Class B	48	2,266
Sampo OYJ, Class A	255	11,051
Stora Enso OYJ, Class R	318	5,390
UPM-Kymmene OYJ	268	8,855
Valmet OYJ	67	1,700
Wartsila OYJ Abp	225	2,121

(Cost $83,748)		91,677

France — 34.0%
Accor SA*	93	3,198
Aeroports de Paris	14	1,773
Air Liquide SA (a)	235	38,694
Airbus SE*	308	32,322
Alstom SA*	121	6,465
Amundi SA, 144A*	30	2,397
Arkema SA	34	3,974
Atos SE*	49	4,506
AXA SA	1,048	24,711
BioMerieux	22	3,179
BNP Paribas SA*	546	28,062
Bollore SA	447	1,740
Bouygues SA	107	4,272

	Number of Shares	Value
France (Continued)
Bureau Veritas SA*	163	$4,219
Capgemini SE	73	10,156
Carrefour SA	306	5,026
Cie de Saint-Gobain*	251	11,956
Cie Generale des Etablissements Michelin SCA	92	11,495
CNP Assurances*	81	1,294
Covivio REIT	22	1,803
Credit Agricole SA*	547	6,330
Danone SA	329	21,197
Dassault Systemes SE	69	12,798
Edenred	101	5,791
Eiffage SA*	38	3,734
Engie SA*	900	13,317
EssilorLuxottica SA*	152	22,064
Eurazeo SE*	21	1,299
Faurecia SE*	38	1,896
Gecina SA REIT	16	2,436
Getlink SE*	204	3,404
Hermes International	17	16,622
ICADE REIT	16	1,186
Iliad SA	9	1,832
Ipsen SA	18	1,741
Kering SA	34	24,606
Klepierre SA REIT	105	2,324
La Francaise des Jeux SAEM, 144A	59	2,467
Legrand SA	129	10,953
L’Oreal SA	124	45,507
LVMH Moet Hennessy Louis Vuitton SE	134	77,404
Natixis SA*	455	1,404
Orange SA	954	12,085
Orpea SA*	25	3,134
Pernod Ricard SA	87	16,651
Peugeot SA*	273	6,455
Publicis Groupe SA	90	4,101
Remy Cointreau SA	10	1,782
Renault SA*	103	4,110
Rubis SCA	47	2,017
Safran SA*	156	22,822
Sanofi	539	54,617
Sartorius Stedim Biotech	12	4,349
Schneider Electric SE	269	37,535
SCOR SE*	90	3,083
SEB SA	13	2,320
Societe Generale SA*	344	6,866
Sodexo SA	42	3,485
SOITEC*	11	1,930
Suez SA	190	3,667
Teleperformance	26	8,683
Thales SA	49	4,517
TOTAL SE	1,160	49,711
Ubisoft Entertainment SA*	54	5,153
Unibail-Rodamco-Westfield REIT	68	4,840
Valeo SA	102	3,968
Veolia Environnement SA	272	6,267
Vinci SA	275	28,126
Vivendi SA	429	12,922

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
France (Continued)
Wendel SE	14	$1,587
Worldline SA, 144A*	105	9,734

(Cost $805,350)		808,071

Germany — 25.8%
1&1 Drillisch AG	24	569
adidas AG*	88	28,138
Allianz SE	196	46,342
BASF SE	436	31,986
Bayer AG	469	27,080
Bayerische Motoren Werke AG	157	13,717
Bechtle AG	12	2,623
Beiersdorf AG	62	6,952
Brenntag AG	72	5,517
Carl Zeiss Meditec AG	18	2,407
Commerzbank AG*	512	3,191
CompuGroup Medical SE & Co. KGaA	14	1,395
Continental AG	54	7,377
Covestro AG, 144A	77	4,306
Daimler AG	427	28,833
Delivery Hero SE, 144A*	54	6,540
Deutsche Bank AG*(b)	1,016	11,355
Deutsche Boerse AG	83	13,875
Deutsche Lufthansa AG*	202	2,331
Deutsche Post AG	451	21,849
Deutsche Telekom AG	1,601	28,947
Deutsche Wohnen SE	163	8,197
E.ON SE	977	10,607
Evonik Industries AG	87	2,634
Evotec SE*	59	1,805
Fielmann AG*	12	894
Fresenius Medical Care AG & Co. KGaA	105	8,855
Fresenius SE & Co. KGaA	206	9,241
FUCHS PETROLUB SE	14	641
GEA Group AG	77	2,644
Hannover Rueck SE	30	5,035
HeidelbergCement AG	72	5,128
Hella GmbH & Co. KGaA*	22	1,266
HelloFresh SE*	60	3,537
Henkel AG & Co. KGaA	50	4,839
HOCHTIEF AG	9	871
Infineon Technologies AG	609	21,505
KION Group AG	34	2,621
LANXESS AG	34	2,386
LEG Immobilien AG	35	5,001
Merck KGaA	63	10,087
MorphoSys AG*	14	1,577
MTU Aero Engines AG	20	4,736
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	66	18,443
Nemetschek SE	29	2,300
OSRAM Licht AG*	13	806
Puma SE*	44	4,387
Rational AG	2	1,782
Rheinmetall AG	18	1,605
RWE AG	331	13,767
SAP SE	517	63,068

	Number of Shares	Value
Germany (Continued)
Scout24 AG, 144A	49	$3,757
Siemens AG	375	50,240
Symrise AG	57	7,159
Talanx AG	26	962
TeamViewer AG, 144A*	57	2,723
Telefonica Deutschland Holding AG	447	1,237
thyssenkrupp AG*	159	1,065
Uniper SE	49	1,665
United Internet AG	44	1,760
Varta AG*	8	1,084
Vonovia SE	236	16,227
Wacker Chemie AG	9	1,127
Zalando SE, 144A*	66	6,695

(Cost $605,419)		611,296

Greece — 0.1%
Hellenic Telecommunications Organization SA (Cost $1,722)	123	2,055

Ireland — 1.9%
CRH PLC	400	15,704
Kerry Group PLC, Class A	70	9,830
Kingspan Group PLC*	69	6,038
Ryanair Holdings PLC, ADR*	93	9,650
Smurfit Kappa Group PLC	101	4,306

(Cost $35,702)		45,528

Italy — 6.5%
A2A SpA	779	1,191
ACEA SpA	24	507
Amplifon SpA*	33	1,325
Assicurazioni Generali SpA	674	11,545
Atlantia SpA*	252	4,606
Banca Mediolanum SpA*	129	1,174
Buzzi Unicem SpA	36	879
Buzzi Unicem SpA-RSP	18	295
Davide Campari-Milano NV	278	3,224
De’ Longhi SpA*	24	840
DiaSorin SpA	12	2,535
Enel SpA	3,652	36,565
Eni SpA	1,238	12,296
FinecoBank Banca Fineco SpA*	290	4,556
Hera SpA	586	2,145
Infrastrutture Wireless Italiane SpA, 144A	223	2,878
Intesa Sanpaolo SpA*	8,927	20,560
Italgas SpA	235	1,512
Mediobanca Banca di Credito Finanziario SpA*	370	3,308
Moncler SpA*	95	4,677
Nexi SpA, 144A*	207	3,912
Pirelli & C SpA, 144A*	249	1,340
Poste Italiane SpA, 144A	231	2,361
Prysmian SpA	129	4,233
Recordati Industria Chimica e Farmaceutica SpA	33	1,762
Snam SpA	1,024	5,761
Telecom Italia SpA	5,126	2,407

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Telecom Italia SpA-RSP	2,643	$1,345
Terna Rete Elettrica Nazionale SpA	701	5,259
UniCredit SpA*	1,007	10,411

(Cost $152,766)		155,409

Luxembourg — 0.8%
ArcelorMittal SA*	353	6,482
Aroundtown SA*	587	4,085
Eurofins Scientific SE*	60	4,885
Grand City Properties SA	56	1,326
RTL Group SA*	29	1,337
Tenaris SA	235	1,823

(Cost $22,346)		19,938

Netherlands — 11.4%
Aalberts NV	36	1,563
ABN AMRO Bank NV, 144A*	408	4,222
Adyen NV, 144A*	14	26,828
Aegon NV	889	3,335
Akzo Nobel NV	90	9,588
Altice Europe NV*	322	1,702
Argenx SE*	21	6,009
ASM International NV	24	4,253
ASML Holding NV	181	78,778
ASR Nederland NV	62	2,320
Euronext NV, 144A	25	2,661
EXOR NV	56	3,911
Heineken Holding NV	52	4,818
Heineken NV	117	12,389
IMCD NV	21	2,635
ING Groep NV*	1,936	18,932
Just Eat Takeaway.com NV, 144A*	54	5,751
Koninklijke Ahold Delhaize NV	515	14,779
Koninklijke DSM NV	89	14,617
Koninklijke KPN NV	1,584	4,735
Koninklijke Philips NV*	461	23,911
Koninklijke Vopak NV	34	1,791
NN Group NV	146	5,947
Randstad NV*	57	3,545
Wolters Kluwer NV	129	10,848

(Cost $214,716)		269,868

Portugal — 0.5%
EDP — Energias de Portugal SA	1,553	8,300
Galp Energia SGPS SA	225	2,434
Jeronimo Martins SGPS SA	121	2,079

(Cost $12,030)		12,813

Spain — 8.0%
Acciona SA	12	1,532
ACS Actividades de Construccion y Servicios SA	133	4,214
Aena SME SA, 144A*	36	5,882
Amadeus IT Group SA	197	13,541
Banco Bilbao Vizcaya Argentaria SA	3,265	15,349
Banco Santander SA*	7,791	22,530
Bankia SA	544	938
Bankinter SA	309	1,534

	Number of Shares	Value
Spain (Continued)
CaixaBank SA	1,730	$4,443
Cellnex Telecom SA, 144A*	191	12,082
Enagas SA	113	2,760
Endesa SA	156	4,473
Ferrovial SA*	2	56
Ferrovial SA	253	7,057
Grifols SA	144	4,091
Iberdrola SA	2,758	37,758
Industria de Diseno Textil SA	556	18,523
Inmobiliaria Colonial Socimi SA REIT	137	1,311
Mapfre SA	471	905
Naturgy Energy Group SA	160	3,701
Red Electrica Corp. SA	214	4,386
Repsol SA	744	7,171
Siemens Gamesa Renewable Energy SA	113	4,046
Telefonica SA	2,525	11,046

(Cost $223,151)		189,329

Switzerland — 0.6%
STMicroelectronics NV (Cost $7,236)	341	13,392

TOTAL COMMON STOCKS (Cost $2,283,215)		2,318,558

PREFERRED STOCKS — 2.0%
Germany — 1.9%
Bayerische Motoren Werke AG	26	1,723
FUCHS PETROLUB SE	34	1,949
Henkel AG & Co. KGaA	87	9,391
Porsche Automobil Holding SE	77	4,909
Sartorius AG	18	8,225
Volkswagen AG	105	17,753

(Cost $41,302)		43,950

Spain — 0.1%
Grifols SA, Class B (Cost $2,851)	129	2,407

TOTAL PREFERRED STOCKS (Cost $44,153)		46,357

RIGHTS — 0.0%
Germany — 0.0%
KION Group AG*, expires 12/9/20 (Cost $0)	34	6

Spain — 0.0%
Banco Santander SA*, expires 12/7/20 (Cost $922)	7,791	976

TOTAL RIGHTS (Cost $922)		982

EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI Eurozone ETF (Cost $4,346)	110	4,724

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d) (Cost $461)	461	461

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $360)	360	$360

TOTAL INVESTMENTS — 99.8% (Cost $2,333,457)		$2,371,442
Other assets and liabilities, net — 0.2%		3,733

NET ASSETS — 100.0%		$2,375,175

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
COMMON STOCKS — 0.5%
Germany — 0.5%
Deutsche Bank AG*(b)
16,067	1,560	(9,750)		1,220	2,258	—	—	1,016	11,355

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d)
55,855	—	(55,394	)(e)	—	—	430	—	461	461

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
187	46,253	(46,080)		—	—	—	—	360	360

72,109	47,813	(111,224)		1,220	2,258	430	—	1,837	12,176

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $35,179, which is 1.5% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $36,671.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2020 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,318,558	$—	$—	$2,318,558
Preferred Stocks (f)	46,357	—	—	46,357
Rights (f)	982	—	—	982
Exchange-Traded Funds	4,724	—	—	4,724
Short-Term Investments (f)	821	—	—	821

TOTAL	$2,371,442	$—	$—	$2,371,442

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.9%
Australia — 9.5%
Abacus Property Group REIT	110,397	$254,613
ALE Property Group REIT	37,706	129,472
Arena REIT	114,124	235,458
Aventus Group REIT (a)	130,795	257,325
BWP Trust REIT	154,073	489,309
Centuria Industrial REIT	129,629	297,058
Centuria Office REIT	126,251	207,453
Charter Hall Group REIT	143,423	1,451,004
Charter Hall Long Wale REIT	133,630	476,572
Charter Hall Retail REIT	165,082	463,451
Charter Hall Social Infrastructure REIT	106,028	234,380
Cromwell Property Group REIT (a)	550,563	346,858
Dexus REIT	339,653	2,445,171
GDI Property Group REIT	171,804	146,216
Goodman Group REIT	511,724	7,043,554
GPT Group REIT	512,450	1,782,267
Growthpoint Properties Australia Ltd. REIT	96,185	258,690
Ingenia Communities Group REIT	96,787	335,906
Mirvac Group REIT	1,207,164	2,294,907
National Storage REIT	293,059	413,526
REA Group Ltd.	15,546	1,663,735
Scentre Group REIT	1,603,938	3,309,214
Shopping Centres Australasia Property Group REIT	323,313	609,877
Stockland REIT	735,947	2,467,386
US Masters Residential Property Fund REIT*	124,388	28,413
Vicinity Centres REIT	1,419,441	1,725,760
Waypoint REIT (a)	235,698	467,183

(Cost $26,246,418)		29,834,758

Austria — 0.4%
CA Immobilien Anlagen AG	19,037	661,529
IMMOFINANZ AG*	24,498	457,737
S IMMO AG	13,019	243,255
UBM Development AG	866	36,568

(Cost $1,508,594)		1,399,089

Belgium — 2.0%
Aedifica SA REIT	10,321	1,195,092
Ascencio REIT	1,904	110,576
Befimmo SA REIT	7,417	329,159
Care Property Invest NV REIT	7,614	245,913
Cofinimmo SA REIT	8,286	1,236,983
Immobel SA	1,445	108,550
Intervest Offices & Warehouses NV REIT	7,794	211,636
Montea C.V.A REIT	3,851	450,983
Retail Estates NV REIT	3,428	247,675
VGP NV	2,617	375,029
Warehouses De Pauw CVA REIT	40,162	1,364,388
Xior Student Housing NV REIT	4,742	279,648

(Cost $5,433,740)		6,155,632

Brazil — 0.7%
Aliansce Sonae Shopping Centers SA*	40,164	195,744
BR Malls Participacoes SA*	257,540	468,111

	Number of Shares	Value
Brazil (Continued)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	92,344	$463,936
Ez Tec Empreendimentos e Participacoes SA	46,250	351,631
Iguatemi Empresa de Shopping Centers SA	30,092	202,023
Multiplan Empreendimentos Imobiliarios SA	95,290	401,070

(Cost $2,784,299)		2,082,515

Canada — 5.7%
Allied Properties Real Estate Investment Trust REIT	37,637	1,185,541
Altus Group Ltd.	12,481	474,045
American Hotel Income Properties REIT LP (a)	35,022	98,642
Artis Real Estate Investment Trust REIT (a)	37,625	311,243
Boardwalk Real Estate Investment Trust REIT (a)	10,825	289,274
Canadian Apartment Properties REIT (a)	53,357	2,106,447
Chartwell Retirement Residences	66,829	582,220
Choice Properties Real Estate Investment Trust REIT (a)	76,985	787,137
Colliers International Group, Inc.	11,812	1,055,870
Cominar Real Estate Investment Trust REIT (a)	53,872	371,230
Crombie Real Estate Investment Trust REIT (a)	29,138	330,751
CT Real Estate Investment Trust REIT	20,208	232,504
Dream Industrial Real Estate Investment Trust REIT	45,691	449,188
Dream Office Real Estate Investment Trust REIT	12,076	196,623
DREAM Unlimited Corp., Class A	9,224	138,655
First Capital Real Estate Investment Trust REIT (a)	59,420	713,920
FirstService Corp.	11,086	1,515,204
Granite Real Estate Investment Trust REIT (a)	17,846	1,052,379
H&R Real Estate Investment Trust REIT (a)	86,751	947,908
InterRent Real Estate Investment Trust REIT (a)	43,533	470,972
Killam Apartment Real Estate Investment Trust REIT (a)	30,442	413,912
Minto Apartment Real Estate Investment Trust REIT (a)	13,214	194,656
Morguard Corp.	1,421	126,332
Morguard North American Residential Real Estate Investment Trust REIT	9,005	111,598
NorthWest Healthcare Properties Real Estate Investment Trust REIT (a)	45,628	428,852
RioCan Real Estate Investment Trust REIT (a)	99,173	1,342,306
SmartCentres Real Estate Investment Trust REIT (a)	39,157	727,905

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Summit Industrial Income REIT (a)	40,299	$412,039
Tricon Residential, Inc.	60,925	514,800
True North Commercial Real Estate Investment Trust REIT	23,858	119,299
WPT Industrial Real Estate Investment Trust REIT	20,783	290,754

(Cost $17,456,877)		17,992,206

Chile — 0.1%
Parque Arauco SA	190,187	293,080
Plaza SA	93,847	152,816

(Cost $577,564)		445,896

China — 1.5%
A-Living Smart City Services Co. Ltd., 144A	131,609	554,277
China Vanke Co. Ltd., Class H	523,275	1,987,804
Colour Life Services Group Co. Ltd.*	134,273	64,777
Guangzhou R&F Properties Co. Ltd., Class H	391,657	510,253
Poly Property Services Co. Ltd. (a)	45,743	333,078
Powerlong Real Estate Holdings Ltd.	446,127	322,259
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	91,332	87,953
Shanghai Lingang Holdings Corp. Ltd., Class B	34,255	46,998
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	325,652	253,357
Shanghai Shibei Hi-Tech Co. Ltd., Class B	120,865	42,061
Shenzhen Wongtee International Enterprise Co. Ltd., Class B*	188,929	35,580
Sino-Ocean Group Holding Ltd.	944,805	198,650
Zhenro Properties Group Ltd.	600,495	370,250

(Cost $4,899,503)		4,807,297

Egypt — 0.1%
Arab Co. for Asset Management & Development*	41,469	14,563
Cairo Investment & Real Estate Development Co. SAE	63,401	56,531
Emaar Misr for Development SAE*	226,940	36,305
Heliopolis Housing	135,100	59,155
Medinet Nasr Housing	185,249	45,220
Palm Hills Developments SAE*	635,916	56,742
Six of October Development & Investment	55,509	52,042
Talaat Moustafa Group	232,631	104,973

(Cost $409,055)		425,531

Finland — 0.5%
Adapteo OYJ*	12,508	133,423
Citycon OYJ (a)	27,268	254,420
Kojamo OYJ	60,158	1,259,318

(Cost $1,394,216)		1,647,161

	Number of Shares	Value
France — 3.5%
Altarea SCA REIT	1,316	$213,462
ARGAN SA REIT	3,366	319,697
Carmila SA REIT	15,990	226,467
Covivio REIT	18,117	1,484,503
Covivio Hotels SACA REIT (a)	22,597	433,840
Gecina SA REIT	14,665	2,233,133
ICADE REIT	9,482	702,660
Klepierre SA REIT (a)	67,015	1,483,023
Mercialys SA REIT	20,992	166,358
Nexity SA	12,636	492,755
Unibail-Rodamco-Westfield REIT (a)	43,070	3,065,462

(Cost $13,101,063)		10,821,360

Germany — 7.5%
ADLER Group SA, 144A*	27,825	806,811
alstria office REIT-AG REIT	55,793	900,318
Deutsche EuroShop AG*	14,084	294,659
Deutsche Wohnen SE	103,302	5,194,880
Hamborner REIT AG REIT	21,158	226,644
Instone Real Estate Group AG, 144A*	14,462	371,938
LEG Immobilien AG	21,966	3,138,901
PATRIZIA AG	13,643	390,043
TAG Immobilien AG*	45,081	1,351,384
Vonovia SE	158,932	10,927,787

(Cost $19,164,648)		23,603,365

Greece — 0.1%
LAMDA Development SA* (Cost $186,854)	27,346	199,539

Guernsey — 0.1%
UK Commercial Property REIT Ltd. REIT (Cost $218,259)	220,539	208,457

Hong Kong — 13.5%
Asia Standard International Group Ltd.*	35,571	4,038
C C Land Holdings Ltd.	652,401	156,526
Champion REIT	756,792	452,953
China Jinmao Holdings Group Ltd.	1,692,086	870,870
China Motor Bus Co. Ltd.	5,438	75,757
China Oceanwide Holdings Ltd.*	392,859	8,615
China Overseas Grand Oceans Group Ltd.	556,823	331,831
China Overseas Land & Investment Ltd.	1,149,249	2,795,851
China Overseas Property Holdings Ltd.	402,023	262,916
China Resources Land Ltd.	887,960	3,848,495
China Shandong Hi-Speed Financial Group Ltd.*(a)	1,414,138	66,580
Chinese Estates Holdings Ltd.	121,771	61,887
Chuang’s Consortium International Ltd.	87,348	10,478
CK Asset Holdings Ltd.	808,110	4,424,930
CSI Properties Ltd.	1,193,200	33,553
Emperor International Holdings Ltd.	294,765	39,923
ESR Cayman Ltd., 144A*	457,225	1,377,130
Far East Consortium International Ltd.	353,751	116,814
Fullshare Holdings Ltd.*	2,459,752	46,958
Hang Lung Group Ltd.	257,927	648,103
Hang Lung Properties Ltd.	580,029	1,438,008

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Henderson Land Development Co. Ltd.	407,087	$1,706,589
HKR International Ltd.	182,492	85,920
Hong Kong Ferry Holdings Co. Ltd.	74,127	59,091
Hongkong Land Holdings Ltd.	365,487	1,487,532
Hysan Development Co. Ltd.	184,522	741,420
Joy City Property Ltd.	1,094,515	70,591
K Wah International Holdings Ltd.	376,055	187,239
Kerry Properties Ltd.	178,539	456,912
Kowloon Development Co. Ltd.	87,882	84,566
Lai Sun Development Co. Ltd.	45,314	37,525
Landing International Development Ltd.*	162,336	4,628
Langham Hospitality Investments and Langham Hospitality Investments Ltd. (b)	431,953	59,618
Link REIT	638,777	5,602,946
New World Development Co. Ltd.	434,260	2,201,408
Poly Property Group Co. Ltd.	573,583	177,568
Prosperity REIT	396,258	125,739
Regal Real Estate Investment Trust REIT	313,988	52,247
SEA Holdings Ltd.	70,522	66,406
Shenzhen Investment Ltd.	755,159	275,666
Sino Land Co. Ltd.	999,001	1,365,935
Sun Hung Kai Properties Ltd.	478,707	6,390,993
Suncity Group Holdings Ltd.*(a)	517,288	50,711
Sunlight Real Estate Investment Trust REIT	262,366	126,234
Swire Properties Ltd.	324,727	990,622
TAI Cheung Holdings Ltd.	103,702	63,004
Wang On Properties Ltd.	974,745	11,442
Wharf Real Estate Investment Co. Ltd.	475,888	2,212,933
Yuexiu Property Co. Ltd.	2,083,966	432,788

(Cost $46,330,083)		42,200,489

India — 0.7%
Brigade Enterprises Ltd.	35,408	104,566
DLF Ltd.	295,884	747,938
Godrej Properties Ltd.*	32,085	504,933
Indiabulls Real Estate Ltd.*	77,152	67,457
Oberoi Realty Ltd.*	39,584	247,693
Omaxe Ltd.*	16,324	15,265
Prestige Estates Projects Ltd.	49,095	177,204
Sobha Ltd.	10,631	44,638
Sunteck Realty Ltd.	27,681	117,723

(Cost $1,911,891)		2,027,417

Indonesia — 0.4%
PT Alam Sutera Realty Tbk*	4,164,408	69,603
PT Andalan Perkasa Abadi Tbk*(c)	507,804	3,740
PT Bumi Serpong Damai Tbk*	3,457,413	257,102
PT Ciputra Development Tbk	2,721,892	178,311
PT Jaya Real Property Tbk	1,062,343	39,499
PT Jaya Sukses Makmur Sentosa Tbk*	502,957	15,673
PT Kawasan Industri Jababeka Tbk*	4,381,402	65,783
PT Lippo Cikarang Tbk*	399,061	40,697
PT Lippo Karawaci Tbk*	11,950,042	198,039
PT Pakuwon Jati Tbk*	4,549,112	161,088

	Number of Shares	Value
Indonesia (Continued)
PT PP Properti Tbk	7,734,009	$50,392
PT Puradelta Lestari Tbk	2,878,661	53,007
PT Sanurhasta Mitra Tbk*	399,745	1,416
PT Summarecon Agung Tbk*	2,646,972	153,719

(Cost $1,161,295)		1,288,069

Ireland — 0.1%
Hibernia REIT PLC REIT (Cost $294,467)	213,026	291,516

Israel — 1.5%
AFI Properties Ltd.*	7,351	249,337
Airport City Ltd.*	22,308	301,652
Alony Hetz Properties & Investments Ltd.	46,664	612,501
Alrov Properties and Lodgings Ltd.*	1,860	65,790
Amot Investments Ltd.	52,767	280,204
Arad Investment & Industrial Development Ltd.	1,278	120,880
Azrieli Group Ltd.	11,151	681,554
Bayside Land Corp.	43,096	330,951
Big Shopping Centers Ltd.*	1,712	176,124
Blue Square Real Estate Ltd.	1,666	91,039
Gazit-Globe Ltd.	17,247	100,039
Israel Canada T.R Ltd.	27,892	62,671
Isras Investment Co. Ltd.	477	96,080
Melisron Ltd.	5,954	292,210
Menivim- The New REIT Ltd. REIT	138,122	78,445
Mivne Real Estate KD Ltd.	198,948	494,879
Norstar Holdings, Inc. (a)	3,806	23,182
Property & Building Corp. Ltd.	714	64,596
Reit 1 Ltd. REIT	59,484	282,576
Sella Capital Real Estate Ltd. REIT	62,197	139,263
Summit Real Estate Holdings Ltd.	12,105	142,845
Villar International Ltd.*	1,428	57,942

(Cost $4,477,849)		4,744,760

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA REIT (Cost $97,560)	17,261	74,228

Japan — 20.4%
Activia Properties, Inc. REIT (a)	217	811,604
Advance Residence Investment Corp. REIT	431	1,246,190
Aeon Mall Co. Ltd.	29,600	475,474
AEON REIT Investment Corp. REIT	460	538,633
Comforia Residential REIT, Inc. REIT	197	546,556
Daibiru Corp.	17,700	227,965
Daito Trust Construction Co. Ltd.	21,600	2,121,160
Daiwa House REIT Investment Corp. REIT	617	1,486,954
Daiwa Office Investment Corp. REIT (a)	84	482,532
Daiwa Securities Living Investments Corp. REIT	653	561,727
Frontier Real Estate Investment Corp. REIT (a)	153	550,228
Fukuoka REIT Corp. REIT	235	313,033

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Global One Real Estate Investment Corp. REIT	288	$277,298
GLP J REIT	1,176	1,780,776
Goldcrest Co. Ltd.	4,700	63,328
Hankyu Hanshin REIT, Inc. REIT	218	251,920
Heiwa Real Estate Co. Ltd.	9,800	321,419
Heiwa Real Estate REIT, Inc. REIT	252	282,269
Hoshino Resorts REIT, Inc. REIT	67	321,266
Hulic Co. Ltd.	168,100	1,703,972
Hulic Reit, Inc. REIT	381	518,109
Ichigo Office REIT Investment Corp. REIT	476	320,453
Industrial & Infrastructure Fund Investment Corp. REIT	572	965,447
Invesco Office J-Reit, Inc. REIT	2,833	373,839
Invincible Investment Corp. REIT	1,900	563,942
Japan Excellent, Inc. REIT	382	454,993
Japan Hotel REIT Investment Corp. REIT	1,372	676,296
Japan Logistics Fund, Inc. REIT	272	769,504
Japan Prime Realty Investment Corp. REIT	301	884,742
Japan Real Estate Investment Corp. REIT	430	2,235,052
Japan Retail Fund Investment Corp. REIT	810	1,293,359
Kenedix Office Investment Corp. REIT	130	825,318
Kenedix Residential Next Investment Corp. REIT	222	379,172
Kenedix Retail REIT Corp. REIT	176	390,398
LaSalle Logiport REIT	430	644,124
Leopalace21 Corp.*(a)	71,500	106,281
LIFULL Co. Ltd.	23,800	89,243
MCUBS MidCity Investment Corp. REIT	546	431,983
Mirai Corp. REIT (a)	483	178,100
Mitsubishi Estate Co. Ltd.	430,000	7,439,175
Mitsubishi Estate Logistics REIT Investment Corp. REIT	89	340,125
Mitsui Fudosan Co. Ltd.	299,100	6,257,364
Mitsui Fudosan Logistics Park, Inc. REIT	122	580,312
Mori Hills REIT Investment Corp. REIT	482	637,428
Mori Trust Sogo Reit, Inc. REIT	288	347,450
Nippon Accommodations Fund, Inc. REIT	155	857,684
Nippon Building Fund, Inc. REIT	438	2,423,649
Nippon Prologis REIT, Inc. REIT (a)	650	2,041,477
NIPPON REIT Investment Corp. REIT	153	514,280
Nomura Real Estate Holdings, Inc.	36,800	797,583
Nomura Real Estate Master Fund, Inc. REIT	1,441	1,879,415
Open House Co. Ltd.	21,200	840,681
Orix JREIT, Inc. REIT	860	1,286,598
Premier Investment Corp. REIT	419	480,579
Relo Group, Inc.	37,800	1,055,971
Sekisui House Reit, Inc. REIT	1,299	929,325
SOSiLA Logistics REIT, Inc. REIT	163	194,772
Starts Corp., Inc.	10,300	278,453
Sumitomo Realty & Development Co. Ltd.	147,400	4,813,205
Takara Leben Co. Ltd.	25,100	71,250
TOC Co. Ltd.	19,300	118,271

	Number of Shares	Value
Japan (Continued)
Tokyo Tatemono Co. Ltd.	64,500	$886,392
Tokyu Fudosan Holdings Corp.	184,900	897,237
Tokyu REIT, Inc. REIT	276	402,056
United Urban Investment Corp. REIT (a)	962	1,088,621

(Cost $65,994,215)		63,924,012

Jersey Island — 0.0%
Atrium European Real Estate Ltd.* (Cost $161,683)	47,219	140,644

Luxembourg — 1.2%
Aroundtown SA*	368,409	2,563,941
Grand City Properties SA	32,147	761,394
Shurgard Self Storage SA (a)	7,771	329,997

(Cost $3,689,284)		3,655,332

Malaysia — 0.6%
Axis Real Estate Investment Trust REIT	312,939	164,381
Capitaland Malaysia Mall Trust REIT	158,700	23,762
Eastern & Oriental Bhd	117,000	11,344
Eco World Development Group Bhd*	200,600	18,711
Eco World International Bhd*	344,000	36,730
IGB Bhd*	95,921	62,393
IGB Real Estate Investment Trust REIT	438,800	178,794
IOI Properties Group Bhd	352,525	108,163
Iskandar Waterfront City Bhd*	160,000	20,029
KLCCP Stapled Group (b)	63,400	119,517
KSL Holdings Bhd*	195,700	28,582
Land & General Bhd*	1,251,300	30,714
LBS Bina Group Bhd*	469,869	44,980
Mah Sing Group Bhd	369,900	80,354
Malton Bhd*	272,900	29,474
Matrix Concepts Holdings Bhd	178,996	73,373
MKH Bhd	90,100	31,626
MRCB-QUILL REIT	229,000	48,903
Paramount Corp. Bhd	200,640	41,123
Pavilion Real Estate Investment Trust REIT	158,300	61,004
Sime Darby Property Bhd	727,546	107,150
SP Setia Bhd Group	421,205	83,745
Sunway Bhd	457,361	159,414
Sunway Real Estate Investment Trust REIT	335,900	123,674
Tropicana Corp. Bhd*	30,891	6,521
UEM Sunrise Bhd*	159,900	16,681
UOA Development Bhd	207,300	81,414
YNH Property Bhd	128,800	87,574
YTL Hospitality REIT	258,700	54,928

(Cost $2,053,286)		1,935,058

Mexico — 0.9%
CFE Capital S de RL de CV REIT	258,828	335,662
Corp. Inmobiliaria Vesta SAB de CV	176,690	316,887
Fibra Uno Administracion SA de CV REIT	1,229,828	1,226,381
Macquarie Mexico Real Estate Management SA de CV REIT, 144A	233,529	297,175
PLA Administradora Industrial S de RL de CV REIT	260,527	373,539

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Mexico (Continued)
Prologis Property Mexico SA de CV REIT	143,519	$310,798

(Cost $2,869,827)		2,860,442

New Zealand — 0.7%
Argosy Property Ltd.	282,802	296,142
Goodman Property Trust REIT	330,299	557,122
Kiwi Property Group Ltd.	475,265	397,480
Precinct Properties New Zealand Ltd.	331,826	401,117
Property for Industry Ltd. (a)	152,939	311,708
Vital Healthcare Property Trust REIT	122,853	256,865

(Cost $1,888,612)		2,220,434

Norway — 0.4%
Entra ASA, 144A (a)	50,501	1,013,829
Norwegian Property ASA	16,049	22,198
Olav Thon Eiendomsselskap ASA*	8,252	146,283
Selvaag Bolig ASA	14,482	84,865

(Cost $919,784)		1,267,175

Philippines — 2.6%
8990 Holdings, Inc.*	348,700	64,402
Ayala Corp.	91,495	1,567,099
Ayala Land, Inc.	2,538,896	2,006,615
Belle Corp.	976,000	32,479
DoubleDragon Properties Corp.*	238,570	72,940
Filinvest Land, Inc.	3,034,000	71,938
GT Capital Holdings, Inc.	29,111	351,173
Megaworld Corp.*	3,686,600	293,671
Robinsons Land Corp.	581,261	200,927
SM Prime Holdings, Inc.	4,530,157	3,391,964
Vista Land & Lifescapes, Inc.	1,097,700	108,446

(Cost $7,772,549)		8,161,654

Poland — 0.1%
Atal SA*	1,875	16,209
Develia SA	150,966	71,777
Dom Development SA	2,891	77,135
Echo Investment SA*	61,195	64,656
Globe Trade Centre SA*	60,484	111,350
MLP Group SA	2,728	60,048

(Cost $408,068)		401,175

Romania — 0.2%
NEPI Rockcastle PLC (Cost $724,249)	103,587	527,297

Russia — 0.3%
LSR Group PJSC	15,451	184,172
PIK Group PJSC	82,089	637,546

(Cost $648,832)		821,718

Singapore — 6.2%
AIMS APAC REIT	136,500	122,266
ARA LOGOS Logistics Trust REIT	333,000	149,138
Ascendas India Trust	262,600	268,539
Ascendas Real Estate Investment Trust REIT	909,774	2,016,891
Ascott Residence Trust	608,096	472,061
Bukit Sembawang Estates Ltd.	48,700	145,406

	Number of Shares	Value
Singapore (Continued)
CapitaLand Integrated Commercial Trust REIT	1,412,779	$2,045,825
CapitaLand Ltd.	798,151	1,864,755
CapitaLand Retail China Trust REIT	236,041	211,427
CDL Hospitality Trusts (b)	238,100	223,935
Chip Eng Seng Corp. Ltd. (a)	142,500	42,547
City Developments Ltd.	141,298	822,665
Cromwell European Real Estate Investment Trust REIT	454,200	263,508
ESR REIT	730,885	220,951
Far East Hospitality Trust (b)	285,400	135,276
First Real Estate Investment Trust REIT	179,400	56,912
Frasers Centrepoint Trust REIT	287,300	497,526
Frasers Hospitality Trust (b)	238,000	94,155
Frasers Logistics & Commercial Trust REIT	915,878	943,429
Frasers Property Ltd.	119,000	109,256
GuocoLand Ltd.	95,200	112,986
Ho Bee Land Ltd.	45,000	79,271
Keppel REIT	540,500	423,621
Keppel DC REIT	406,055	851,694
Keppel Pacific Oak US REIT	261,565	183,095
Lippo Malls Indonesia Retail Trust REIT	547,300	33,499
Manulife US Real Estate Investment Trust REIT	503,526	375,127
Mapletree Commercial Trust REIT	678,870	1,033,735
Mapletree Industrial Trust REIT	516,988	1,134,541
Mapletree Logistics Trust REIT	811,669	1,193,542
Mapletree North Asia Commercial Trust REIT	652,100	438,076
OUE Commercial Real Estate Investment Trust REIT	738,439	209,455
Parkway Life Real Estate Investment Trust REIT	50,400	150,105
Prime US REIT	157,500	120,488
Soilbuild Business Space REIT	307,936	113,778
SPH REIT	285,500	176,879
Starhill Global REIT	452,200	163,706
Suntec Real Estate Investment Trust REIT	653,800	736,910
United Industrial Corp. Ltd.	41,400	70,458
UOL Group Ltd.	142,617	784,569
Wing Tai Holdings Ltd.	154,200	214,087
Yanlord Land Group Ltd.	188,100	155,849

(Cost $19,046,579)		19,461,939

South Africa — 0.6%
Attacq Ltd. REIT	213,278	51,679
Equites Property Fund Ltd. REIT	145,193	161,740
Fortress REIT Ltd., Class A REIT	340,383	285,701
Fortress REIT Ltd., Class B REIT	428,429	64,224
Growthpoint Properties Ltd. REIT	833,872	639,564
Hyprop Investments Ltd. REIT*	67,952	123,643
Redefine Properties Ltd. REIT*	1,702,458	260,711
Resilient REIT Ltd. REIT	90,268	220,942
SA Corporate Real Estate Ltd. REIT	645,115	58,358
Vukile Property Fund Ltd. REIT	264,688	119,036

(Cost $3,285,637)		1,985,598

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
South Korea — 0.2%
Dongwon Development Co. Ltd.	11,770	$46,854
Korea Asset In Trust Co. Ltd.	22,153	79,279
Korea Real Estate Investment & Trust Co. Ltd.	39,059	65,125
LOTTE Reit Co. Ltd. REIT	21,838	105,583
Seobu T&D*	6,959	43,897
Shinhan Alpha REIT Co. Ltd. REIT	16,222	108,924
SK D&D Co. Ltd.	2,272	92,498

(Cost $422,696)		542,160

Spain — 0.7%
Aedas Homes SA, 144A*	5,457	121,415
Inmobiliaria Colonial Socimi SA REIT	83,318	797,320
Lar Espana Real Estate Socimi SA REIT	22,129	133,677
Merlin Properties Socimi SA REIT	116,785	1,076,376
Neinor Homes SA, 144A*	16,722	196,228

(Cost $2,678,765)		2,325,016

Sweden — 4.7%
Atrium Ljungberg AB, Class B	13,740	281,558
Castellum AB	72,347	1,794,766
Catena AB	8,303	373,889
Corem Property Group AB, Class B	48,560	112,742
Dios Fastigheter AB	29,088	259,588
Fabege AB	86,171	1,356,603
Fastighets AB Balder, Class B*	29,987	1,503,953
FastPartner AB, Class A	16,895	185,159
Heba Fastighets AB, Class B	12,084	163,245
Hufvudstaden AB, Class A	34,857	554,874
JM AB (a)	16,731	537,169
Klovern AB, Class B	173,330	286,256
Kungsleden AB	55,560	587,783
L E Lundbergforetagen AB, Class B*	22,715	1,166,868
Nyfosa AB*	55,642	548,301
Pandox AB*	33,476	579,485
Platzer Fastigheter Holding AB, Class B	20,397	247,157
Sagax AB, Class B	47,619	875,547
Sagax AB, Class D	31,971	120,783
Samhallsbyggnadsbolaget i Norden AB (a)	304,229	1,037,611
Samhallsbyggnadsbolaget i Norden AB, Class D	43,921	158,480
Wallenstam AB, Class B	64,159	970,292
Wihlborgs Fastigheter AB	43,745	967,535

(Cost $11,495,166)		14,669,644

Switzerland — 1.7%
Allreal Holding AG	4,442	941,098
Mobimo Holding AG*	2,058	602,419
PSP Swiss Property AG	14,149	1,730,138
Swiss Prime Site AG	23,233	2,099,259

(Cost $5,377,923)		5,372,914

Taiwan — 1.1%
Cathay No. 1 REIT	396,367	261,440
Cathay No. 2 REIT	218,745	151,727
Cathay Real Estate Development Co. Ltd.	159,905	118,095
Chong Hong Construction Co. Ltd.	71,307	207,648

	Number of Shares	Value
Taiwan (Continued)
Farglory Land Development Co. Ltd.	65,813	$120,531
Fubon No. 1 REIT	184,018	118,730
Fubon No. 2 REIT	213,355	126,505
Highwealth Construction Corp.	347,215	542,095
Hong Pu Real Estate Development Co. Ltd.	72,132	60,864
Huaku Development Co. Ltd.	74,426	230,309
Huang Hsiang Construction Corp.	61,039	85,019
Hung Sheng Construction Ltd.	134,408	89,597
KEE TAI Properties Co. Ltd.	141,788	57,456
Kindom Development Co. Ltd.	122,400	161,468
Kuoyang Construction Co. Ltd.	105,562	97,405
O-Bank No1 Real Estate Investment Trust REIT	87,357	30,618
Prince Housing & Development Corp.	422,417	177,844
Radium Life Tech Co. Ltd.	175,672	82,589
Ruentex Development Co. Ltd.	217,104	320,296
Shin Kong No.1 REIT	340,612	232,671
Shining Building Business Co. Ltd.*	120,952	76,808
Sinyi Realty, Inc.	103,039	110,622
Taiwan Land Development Corp.*	243,531	67,328

(Cost $2,892,958)		3,527,665

Thailand — 1.9%
Amata Corp. PCL, NVDR	249,300	138,454
Ananda Development PCL, NVDR	499,800	28,419
AP Thailand PCL, NVDR	772,500	178,760
Asset World Corp. PCL, NVDR	2,409,800	380,788
Bangkok Land PCL, NVDR	4,417,400	148,950
Central Pattana PCL, NVDR	1,025,500	1,720,467
CPN Retail Growth Leasehold REIT	506,600	380,159
Frasers Property Thailand Industrial Freehold & Leasehold REIT	554,400	227,258
Frasers Property Thailand PCL, NVDR	182,225	75,902
Golden Ventures Leasehold Real Estate Investment Trust REIT	12,700	5,038
Grand Canal Land PCL, NVDR*	541,100	40,784
IMPACT Growth Real Estate Investment Trust REIT	185,800	126,528
Land & Houses PCL, NVDR	2,632,900	683,249
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT	10,900	3,585
LPN Development PCL, NVDR	452,100	70,842
Noble Development PCL, NVDR	69,800	46,841
Origin Property PCL, NVDR	333,200	85,365
Platinum Group PCL, NVDR	571,500	45,342
Principal Capital PCL, NVDR*	547,200	61,504
Property Perfect PCL, NVDR	2,937,930	36,906
Pruksa Holding PCL, NVDR	261,800	108,182
Quality Houses PCL, NVDR	2,670,600	204,820
Sansiri PCL, NVDR	5,242,300	136,906
SC Asset Corp. PCL, NVDR	547,200	49,565
Siam Future Development PCL, NVDR	404,240	65,480
Singha Estate PCL, NVDR	1,104,800	54,418
Supalai PCL, NVDR	452,200	267,583
U City PCL, NVDR*	917,900	38,840
Univentures PCL, NVDR	190,400	19,135

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Thailand (Continued)
WHA Corp. PCL, NVDR	2,873,300	$298,253
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	397,000	169,299

(Cost $6,313,158)		5,897,622

Turkey — 0.2%
AKIS Gayrimenkul Yatirimi AS REIT*	67,937	30,571
Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	2,409	17,031
Alarko Gayrimenkul Yatirim Ortakligi AS REIT	14,528	36,570
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	596,693	164,768
Is Gayrimenkul Yatirim Ortakligi AS REIT*	195,814	52,068
Reysas Gayrimenkul Yatirim Ortakligi AS REIT*	34,609	21,149
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	62,250	28,808
Vakif Gayrimenkul Yatirim Ortakligi AS REIT*	85,734	40,224
Yeni Gimat Gayrimenkul Ortakligi AS	43,178	69,330

(Cost $408,886)		460,519

United Kingdom — 6.3%
Assura PLC REIT	813,890	812,765
Big Yellow Group PLC REIT	53,365	810,768
British Land Co. PLC REIT	273,490	1,722,286
Capital & Counties Properties PLC REIT	205,409	369,390
Derwent London PLC	32,786	1,331,513
Empiric Student Property PLC REIT	198,257	193,219
Grainger PLC	207,370	781,823
Great Portland Estates PLC REIT	73,308	628,912
Land Securities Group PLC REIT	215,218	1,889,463
LondonMetric Property PLC REIT	279,978	816,346
LXI REIT PLC REIT	151,217	231,357
Primary Health Properties PLC REIT	402,972	763,943
Safestore Holdings PLC REIT	65,924	677,252
Savills PLC*	43,367	532,654
Segro PLC REIT	366,410	4,461,286
Shaftesbury PLC REIT	57,087	403,172
St. Modwen Properties PLC	63,820	309,287
Tritax Big Box REIT PLC REIT	523,414	1,155,789
UNITE Group PLC, Series 6*	99,941	1,320,254
Workspace Group PLC REIT	40,837	372,641

(Cost $18,621,991)		19,584,120

United States — 0.0%
Eagle Hospitality Trust*(c) (Cost $94,982)	173,500	23,770

TOTAL COMMON STOCKS (Cost $305,423,365)		310,015,193

PREFERRED STOCKS — 0.1%
Sweden — 0.1%
Klovern AB (Cost $190,288)	5,473	206,444

	Number of Shares	Value
RIGHTS — 0.0%
China — 0.0%
China Resources Mixc Lifestyle Services Ltd.*, expires 12/31/20 (c)	6,714	$0
Sino-Ocean Group Holding Ltd.*, expires 12/31/20 (c)	3,747	0

(Cost $0)		0

Malaysia — 0.0%
Sunway Bhd*, expires 12/3/20 (c) (Cost $0)	88,272	1,625

Singapore — 0.0%
Ascendas Real Estate Investment Trust*, expires 12/8/20	32,795	245
CapitaLand Retail China Trust*, expires 12/15/20	13,106	293

(Cost $0)		538

Sweden — 0.0%
Klovern AB*(a), expires 12/9/20 (Cost $0)	168,924	20,153

Thailand — 0.0%
CPN Retail Growth Leasehold REIT*, expires 12/31/20 (c)	136	0
CPN Retail Growth Leasehold REIT*, expires 12/31/20 (c)	73,128	0
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust*, expires 1/21/21 (c)	27,067	0

(Cost $0)		0

TOTAL RIGHTS (Cost $0)		22,316

WARRANTS — 0.0%
Malaysia — 0.0%
Paramount Corp. Bhd*, expires 7/28/24 (Cost $0)	7,840	308

EXCHANGE-TRADED FUNDS — 0.3%
iShares Global REIT ETF (a)	11,000	252,780
Vanguard Global ex-U.S. Real Estate ETF	11,500	608,465

TOTAL EXCHANGE-TRADED FUNDS (Cost $785,740)		861,245

SECURITIES LENDING COLLATERAL — 5.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d)(e) (Cost $16,900,124)	16,900,124	16,900,124

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $1,266,396)	1,266,396	1,266,396

TOTAL INVESTMENTS — 105.1% (Cost $324,565,913)		$329,272,026
Other assets and liabilities, net — (5.1%)		(15,957,104)

NET ASSETS — 100.0%		$313,314,922

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2020 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 5.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d)(e)
8,505,313	8,394,811	(f)	—	—	—	1,493	—	16,900,124	16,900,124

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
643,631	13,073,339		(12,450,574)	—	—	227	—	1,266,396	1,266,396

9,148,944	21,468,150		(12,450,574)	—	—	1,720	—	18,166,520	18,166,520

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $19,722,948, which is 6.3% of net assets.

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,979,386.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
MINI TOPIX Index Futures	JPY	18	$280,081	$303,035	12/10/2020	$22,954
EURO STOXX 50 Futures	EUR	6	235,008	251,561	12/18/2020	16,553
E-Mini S&P 500 Futures	USD	2	335,775	362,320	12/18/2020	26,545
MINI HSI Index Futures	HKD	25	854,092	852,370	12/30/2020	(1,722)

Total net unrealized appreciation						$64,330

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	U.S. Dollar

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2020 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$309,987,683	$—	$27,510	$310,015,193
Preferred Stocks	206,444	—	—	206,444
Rights (g)	20,153	538	1,625	22,316
Warrants	308	—	—	308
Exchange-Traded Funds	861,245	—	—	861,245
Short-Term Investments (g)	18,166,520	—	—	18,166,520
Derivatives (h)
Futures Contracts	66,052	—	—	66,052

TOTAL	$329,308,405	$538	$29,135	$329,338,078

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(1,722)	$—	$—	$(1,722)

TOTAL	$(1,722)	$—	$—	$(1,722)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2020, the amount of transfers from Level 1 to Level 3 was $14,730. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.1%
Communication Services — 7.5%
Capcom Co. Ltd.	400	$22,556
Daiichikosho Co. Ltd.	200	6,464
Dentsu Group, Inc.	900	29,345
Dip Corp.	100	2,334
GungHo Online Entertainment, Inc.	240	6,106
Hakuhodo DY Holdings, Inc.	1,200	17,377
Kakaku.com, Inc.	600	16,854
KDDI Corp.	6,200	177,334
Koei Tecmo Holdings Co. Ltd.	200	10,645
Konami Holdings Corp.	300	15,737
Mixi, Inc.	200	5,468
Nexon Co. Ltd.	2,100	63,539
Nintendo Co. Ltd.	381	216,524
Nippon Telegraph & Telephone Corp.	10,400	245,850
SoftBank Group Corp.	3,500	244,085
Square Enix Holdings Co. Ltd.	400	24,589
Toho Co. Ltd.	500	21,194
Z Holdings Corp.	11,600	73,088

(Cost $973,097)		1,199,089

Consumer Discretionary — 14.9%
ABC-Mart, Inc.	170	8,869
Aisin Seiki Co. Ltd.	700	20,777
Bandai Namco Holdings, Inc.	900	82,254
Bic Camera, Inc.	500	5,375
Bridgestone Corp.	2,300	80,376
Casio Computer Co. Ltd.	800	14,385
Denso Corp.	1,900	89,812
Fast Retailing Co. Ltd.	112	92,307
Goldwin, Inc.	151	10,166
Haseko Corp.	1,100	11,910
Hikari Tsushin, Inc.	87	20,917
HIS Co. Ltd.*	200	3,088
Honda Motor Co. Ltd.	6,800	187,257
Iida Group Holdings Co. Ltd.	700	14,084
Isuzu Motors Ltd.	2,400	23,430
Izumi Co. Ltd.	200	6,905
J. Front Retailing Co. Ltd.	1,100	8,830
Koito Manufacturing Co. Ltd.	500	30,113
KOMEDA Holdings Co. Ltd.	200	3,567
K’s Holdings Corp.	800	9,728
Marui Group Co. Ltd.	800	14,623
Mazda Motor Corp.	2,600	15,384
McDonald’s Holdings Co. Japan Ltd.	300	14,586
NGK Spark Plug Co. Ltd.	600	10,881
Nifco, Inc.	300	10,573
Nikon Corp.	1,500	9,336
Nitori Holdings Co. Ltd.	362	77,173
Nojima Corp.	100	2,618
Oriental Land Co. Ltd.	863	147,027
PALTAC Corp.	100	5,735
Pan Pacific International Holdings Corp.	1,900	44,951
Panasonic Corp.	9,900	105,622
Rakuten, Inc.	3,800	42,601
Rinnai Corp.	164	19,156
Ryohin Keikaku Co. Ltd.	1,100	22,649

	Number of Shares	Value
Consumer Discretionary (Continued)
Sekisui Chemical Co. Ltd.	1,800	$31,123
Sekisui House Ltd.	2,900	52,229
Seria Co. Ltd.	200	7,049
Sharp Corp.	1,000	13,426
Shimano, Inc.	330	78,295
Skylark Holdings Co. Ltd. (a)	1,000	15,162
Sony Corp.	2,800	260,573
Stanley Electric Co. Ltd.	600	17,665
Subaru Corp.	2,700	53,676
Sumitomo Electric Industries Ltd.	3,100	35,497
Sumitomo Forestry Co. Ltd.	700	12,761
Sumitomo Rubber Industries Ltd. (a)	800	7,081
Sushiro Global Holdings Ltd.	500	15,919
Suzuki Motor Corp.	1,700	91,362
T-Gaia Corp.	100	1,764
Toyo Tire Corp.	500	7,897
Toyoda Gosei Co. Ltd.	300	8,148
Toyota Boshoku Corp.	300	3,942
Toyota Industries Corp.	700	50,616
Toyota Motor Corp.	3,246	217,873
TS Tech Co. Ltd.	200	5,850
USS Co. Ltd.	900	18,850
Workman Co. Ltd.	100	8,890
Yamaha Corp.	500	28,578
Yamaha Motor Co. Ltd.	1,200	23,131
Yokohama Rubber Co. Ltd.	500	7,303
Zensho Holdings Co. Ltd.	400	10,012
ZOZO, Inc.	600	14,983

(Cost $2,145,113)		2,366,720

Consumer Staples — 9.1%
Aeon Co. Ltd.	3,300	98,264
Ain Holdings, Inc.	100	6,818
Ajinomoto Co., Inc.	1,900	39,731
Ariake Japan Co. Ltd.	100	6,627
Asahi Group Holdings Ltd.	1,900	73,558
Calbee, Inc.	400	11,834
Cosmos Pharmaceutical Corp.	74	12,774
Create SD Holdings Co. Ltd.	100	3,558
Fancl Corp.	300	12,184
Ito En Ltd.	300	23,189
Japan Tobacco, Inc.	4,600	93,522
Kagome Co. Ltd.	400	14,615
Kao Corp.	2,100	157,246
Kewpie Corp.	500	10,424
Kikkoman Corp.	600	37,344
Kirin Holdings Co. Ltd.	3,600	78,491
Kobayashi Pharmaceutical Co. Ltd.	240	28,885
Kobe Bussan Co. Ltd.	600	20,945
Kose Corp.	162	24,764
Kotobuki Spirits Co. Ltd.	100	5,121
Kusuri no Aoki Holdings Co. Ltd.	100	8,343
Lawson, Inc.	200	9,072
Lion Corp.	1,100	26,035
Maruha Nichiro Corp.	200	4,074
Matsumotokiyoshi Holdings Co. Ltd.	400	18,739
MEIJI Holdings Co. Ltd.	600	42,465

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Consumer Staples (Continued)
Morinaga & Co. Ltd.	200	$7,308
Morinaga Milk Industry Co. Ltd.	200	9,724
NH Foods Ltd.	300	12,817
Nichirei Corp.	400	10,871
Nippon Suisan Kaisha Ltd.	1,400	5,384
Nissin Foods Holdings Co. Ltd.	364	30,090
Pigeon Corp.	600	26,814
Pola Orbis Holdings, Inc.	400	7,998
Rohto Pharmaceutical Co. Ltd.	400	13,138
Seven & i Holdings Co. Ltd.	3,300	104,847
Shiseido Co. Ltd.	1,700	119,990
Sugi Holdings Co. Ltd.	200	13,292
Sundrug Co. Ltd.	300	12,601
Suntory Beverage & Food Ltd.	600	21,952
Toyo Suisan Kaisha Ltd.	400	19,679
Tsuruha Holdings, Inc.	184	26,963
Unicharm Corp.	1,800	87,398
Welcia Holdings Co. Ltd.	500	20,115
Yakult Honsha Co. Ltd.	600	28,626
Yaoko Co. Ltd.	100	6,847

(Cost $1,436,632)		1,455,076

Energy — 0.7%
Cosmo Energy Holdings Co. Ltd.	200	3,403
ENEOS Holdings, Inc.	13,000	44,694
Idemitsu Kosan Co. Ltd.	1,000	20,849
Inpex Corp.	4,300	24,082
Iwatani Corp.	200	10,894

(Cost $214,978)		103,922

Financials — 8.9%
Acom Co. Ltd.	1,700	8,168
AEON Financial Service Co. Ltd.	500	5,457
Aozora Bank Ltd.	500	9,086
Chiba Bank Ltd.	2,800	15,896
Concordia Financial Group Ltd.	4,900	17,434
Dai-ichi Life Holdings, Inc.	4,900	77,277
Daiwa Securities Group, Inc.	6,700	29,177
Financial Products Group Co. Ltd.	300	1,430
Fukuoka Financial Group, Inc.	700	12,506
Fuyo General Lease Co. Ltd.	100	6,118
Japan Exchange Group, Inc.	2,400	59,462
Mebuki Financial Group, Inc.	4,500	9,235
Mitsubishi UFJ Financial Group, Inc.	54,600	234,841
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,100	9,647
Mizuho Financial Group, Inc.	11,500	146,404
MS&AD Insurance Group Holdings, Inc.	2,200	64,033
Nomura Holdings, Inc.	14,800	74,373
Orient Corp.	2,400	2,647
ORIX Corp.	5,500	81,913
Resona Holdings, Inc.	9,200	32,265
SBI Holdings, Inc.	1,000	27,140
Seven Bank Ltd.	2,800	6,149
Shinsei Bank Ltd.	700	8,338
Sompo Holdings, Inc.	1,600	61,530
Sumitomo Mitsui Financial Group, Inc.	5,800	168,646
Sumitomo Mitsui Trust Holdings, Inc.	1,600	46,815
T&D Holdings, Inc.	2,500	29,226

	Number of Shares	Value
Financials (Continued)
Tokio Marine Holdings, Inc.	3,000	$149,317
Tokyo Century Corp.	200	13,253
Zenkoku Hosho Co. Ltd.	200	9,158

(Cost $1,804,741)		1,416,941

Health Care — 11.5%
Alfresa Holdings Corp.	900	18,039
Asahi Intecc Co. Ltd.	1,000	36,682
Astellas Pharma, Inc.	7,400	105,278
Chugai Pharmaceutical Co. Ltd.	2,700	130,605
Daiichi Sankyo Co. Ltd.	6,999	247,943
Eisai Co. Ltd.	1,000	75,637
Hisamitsu Pharmaceutical Co., Inc.	200	11,738
Hoya Corp.	1,700	226,775
Japan Lifeline Co. Ltd.	300	4,137
Kaken Pharmaceutical Co. Ltd.	200	7,308
Kyowa Kirin Co. Ltd.	900	24,469
M3, Inc.	1,800	166,095
Medipal Holdings Corp.	1,000	18,825
Nihon Kohden Corp.	400	12,659
Nippon Shinyaku Co. Ltd.	200	14,308
Olympus Corp.	4,800	103,871
Ono Pharmaceutical Co. Ltd.	2,000	63,352
Otsuka Holdings Co. Ltd.	1,800	73,226
Santen Pharmaceutical Co. Ltd.	1,600	26,622
Sawai Pharmaceutical Co. Ltd.	200	9,043
Shionogi & Co. Ltd.	1,100	59,001
Ship Healthcare Holdings, Inc.	100	4,987
Sumitomo Dainippon Pharma Co. Ltd.	600	7,613
Sysmex Corp.	600	62,891
Takeda Pharmaceutical Co. Ltd.	6,100	219,079
Terumo Corp.	2,400	95,448

(Cost $1,398,982)		1,825,631

Industrials — 23.3%
AGC, Inc.	800	26,660
Aica Kogyo Co. Ltd.	300	10,616
Amada Co. Ltd.	1,100	10,612
ANA Holdings, Inc.*(a)	1,500	36,214
BayCurrent Consulting, Inc.	50	8,334
Benefit One, Inc.	300	9,696
Central Japan Railway Co.	706	90,048
COMSYS Holdings Corp.	400	11,853
Daifuku Co. Ltd.	434	50,361
Daikin Industries Ltd.	1,082	245,558
DMG Mori Co. Ltd.	500	7,394
East Japan Railway Co.	1,500	93,330
en-japan, Inc.	100	3,117
FANUC Corp.	799	194,358
Fuji Corp.	400	9,701
Fuji Electric Co. Ltd.	500	17,790
Furukawa Electric Co. Ltd.	300	7,607
Hankyu Hanshin Holdings, Inc.	1,100	35,972
Hazama Ando Corp.	600	3,959
Hino Motors Ltd.	1,100	9,547
Hitachi Construction Machinery Co. Ltd.	400	11,090
Hitachi Transport System Ltd.	200	5,965
Hoshizaki Corp.	300	29,720

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
IHI Corp.	600	$8,925
ITOCHU Corp.	6,000	158,725
Japan Airlines Co. Ltd.*	1,700	32,231
Japan Airport Terminal Co. Ltd.	300	17,492
Japan Steel Works Ltd.	300	7,336
Kajima Corp.	2,200	28,968
Kanamoto Co. Ltd.	100	2,084
Kanematsu Corp.	200	2,311
Keihan Holdings Co. Ltd.	500	23,568
Keio Corp.	400	28,425
Keisei Electric Railway Co. Ltd.	600	20,168
Kintetsu Group Holdings Co. Ltd.	800	35,521
Komatsu Ltd.	3,900	94,999
Kubota Corp.	4,500	89,353
Kumagai Gumi Co. Ltd.	100	2,265
Kyowa Exeo Corp.	400	10,307
Kyudenko Corp.	200	5,725
Kyushu Railway Co.	700	14,755
Maeda Corp.	700	5,491
Makita Corp.	1,100	56,965
Marubeni Corp.	8,700	50,769
Meitec Corp.	100	4,608
MINEBEA MITSUMI, Inc.	1,600	33,358
MISUMI Group, Inc.	1,100	34,548
Mitsubishi Corp.	5,600	130,662
Mitsubishi Electric Corp.	8,600	126,474
Mitsubishi Heavy Industries Ltd.	1,500	33,826
Mitsui & Co. Ltd.	7,300	124,613
Miura Co. Ltd.	400	21,060
MonotaRO Co. Ltd.	600	36,653
Nabtesco Corp.	500	20,667
Nagoya Railroad Co. Ltd.	900	24,788
Nankai Electric Railway Co. Ltd.	600	15,087
NGK Insulators Ltd.	1,000	15,910
Nichias Corp.	200	4,674
Nidec Corp.	2,048	261,315
Nihon M&A Center, Inc.	600	42,004
Nippo Corp.	300	7,846
Nippon Express Co. Ltd.	300	20,082
Nippon Steel Trading Corp.	100	3,404
Nishimatsu Construction Co. Ltd.	200	3,721
NSK Ltd.	1,600	12,966
Obara Group, Inc.	100	3,251
Obayashi Corp.	2,600	22,939
Odakyu Electric Railway Co. Ltd.	1,300	39,458
OSG Corp.	400	7,239
Outsourcing, Inc.	500	6,876
Park24 Co. Ltd.*	500	7,461
Penta-Ocean Construction Co. Ltd.	1,100	8,197
Persol Holdings Co. Ltd.	800	14,669
Pilot Corp.	200	5,675
Recruit Holdings Co. Ltd.	5,500	232,079
Sankyu, Inc.	200	7,375
Sanwa Holdings Corp.	700	8,526
Secom Co. Ltd.	859	85,632
Seibu Holdings, Inc.	1,100	10,918
Shimizu Corp.	2,800	21,294

	Number of Shares	Value
Industrials (Continued)
SMC Corp.	267	$169,815
SMS Co. Ltd.	300	10,889
Sohgo Security Services Co. Ltd.	300	16,082
Sojitz Corp.	4,400	9,663
Sotetsu Holdings, Inc.	400	9,778
Sumitomo Corp.	5,400	66,623
Sumitomo Heavy Industries Ltd.	500	10,803
Sumitomo Mitsui Construction Co. Ltd.	300	1,234
Taisei Corp.	900	31,848
Takeuchi Manufacturing Co. Ltd.	100	2,356
TechnoPro Holdings, Inc.	200	16,878
THK Co. Ltd.	500	15,464
Tobu Railway Co. Ltd.	900	27,015
Toda Corp.	1,200	7,054
TOKAI Holdings Corp.	400	3,802
Tokyu Construction Co. Ltd.	500	2,249
Tokyu Corp.	2,200	26,731
TOTO Ltd.	600	34,006
Toyota Tsusho Corp.	1,000	34,620
UT Group Co. Ltd.*	100	3,160
West Japan Railway Co.	800	36,550
Yamato Holdings Co. Ltd.	1,400	35,404
Yaskawa Electric Corp.	900	43,414

(Cost $3,480,494)		3,701,178

Information Technology — 12.4%
Advantest Corp.	600	41,774
Alps Alpine Co. Ltd.	700	8,781
Anritsu Corp.	600	13,689
Azbil Corp.	500	22,465
Brother Industries Ltd.	1,000	19,180
Canon, Inc.	4,300	76,433
Daiwabo Holdings Co. Ltd.	100	6,253
Digital Garage, Inc.	200	8,104
Disco Corp.	114	36,351
Elecom Co. Ltd.	100	4,579
Fujitsu Ltd.	800	111,283
GMO Payment Gateway, Inc.	200	28,080
Hamamatsu Photonics KK	650	36,591
Hitachi Ltd.	4,100	155,940
Horiba Ltd.	200	10,741
Infocom Corp.	100	3,510
Itochu Techno-Solutions Corp.	400	14,136
Justsystems Corp.	100	6,742
Keyence Corp.	467	238,661
Kyocera Corp.	1,200	68,622
Lasertec Corp.	400	42,196
MCJ Co. Ltd.	200	1,839
Murata Manufacturing Co. Ltd.	2,500	218,868
NEC Corp.	1,000	53,992
Nihon Unisys Ltd.	300	11,105
Nomura Research Institute Ltd.	1,200	40,566
NS Solutions Corp.	100	2,958
NTT Data Corp.	2,200	29,284
Obic Co. Ltd.	289	65,047
Omron Corp.	800	72,347
Oracle Corp.	169	18,752

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Otsuka Corp.	500	$24,263
Renesas Electronics Corp.*	3,700	32,928
SCREEN Holdings Co. Ltd.	200	13,349
SCSK Corp.	200	11,949
Seiko Epson Corp.	1,100	16,425
Shimadzu Corp.	1,000	36,011
SUMCO Corp.	1,100	22,301
Systena Corp.	300	6,186
Taiyo Yuden Co. Ltd.	400	18,163
TDK Corp.	409	57,737
TIS, Inc.	800	15,942
Tokyo Electron Ltd.	539	183,345
Tokyo Seimitsu Co. Ltd.	200	8,832
Toshiba TEC Corp.	100	3,596
Trend Micro, Inc.	400	21,750
Ulvac, Inc.	200	8,094
Yokogawa Electric Corp.	800	14,147

(Cost $1,417,489)		1,963,887

Materials — 5.8%
Air Water, Inc.	800	13,204
Asahi Holdings, Inc.	200	5,955
Asahi Kasei Corp.	5,500	50,482
Daicel Corp.	1,100	7,743
Denka Co. Ltd.	300	9,293
DIC Corp.	400	9,847
JFE Holdings, Inc.*	2,200	20,170
JSR Corp.	800	22,134
Kansai Paint Co. Ltd.	1,000	30,352
KH Neochem Co. Ltd.	200	5,345
Kuraray Co. Ltd.	1,400	13,909
Mitsubishi Chemical Holdings Corp.	5,500	30,460
Mitsubishi Gas Chemical Co., Inc.	800	16,986
Mitsui Chemicals, Inc.	800	22,502
Nippon Paint Holdings Co. Ltd.	700	89,753
Nippon Sanso Holdings Corp.	800	13,380
Nippon Steel Corp.*	3,800	46,518
Nissan Chemical Corp.	500	29,921
Nitto Denko Corp.	600	49,715
NOF Corp.	300	13,321
Oji Holdings Corp.	3,500	15,910
Shin-Etsu Chemical Co. Ltd.	1,431	235,149
Showa Denko KK	600	11,146
Sumitomo Chemical Co. Ltd.	6,400	22,709
Sumitomo Metal Mining Co. Ltd.	1,100	41,004
Taiheiyo Cement Corp.	500	13,455
Teijin Ltd.	700	11,976
Tokai Carbon Co. Ltd.	700	7,693
Tokuyama Corp.	200	4,252
Toray Industries, Inc.	6,000	32,574
Tosoh Corp.	1,300	20,521
Ube Industries Ltd.	500	8,511

(Cost $893,907)		925,890

Real Estate — 2.8%
Aeon Mall Co. Ltd.	400	6,425
Daito Trust Construction Co. Ltd.	300	29,461
Daiwa House Industry Co. Ltd.	2,700	82,858

	Number of Shares	Value
Real Estate (Continued)
Hulic Co. Ltd.	1,600	$16,219
Ichigo, Inc.	1,100	3,481
Mitsubishi Estate Co. Ltd.	6,000	103,802
Mitsui Fudosan Co. Ltd.	4,200	87,867
Nomura Real Estate Holdings, Inc.	500	10,837
Open House Co. Ltd.	300	11,896
Relo Group, Inc.	400	11,174
Starts Corp., Inc.	100	2,703
Sumitomo Realty & Development Co. Ltd.	1,900	62,043
Tokyo Tatemono Co. Ltd.	800	10,994
Tokyu Fudosan Holdings Corp.	2,600	12,617

(Cost $474,047)		452,377

Utilities — 1.2%
Chubu Electric Power Co., Inc.	2,600	31,355
Chugoku Electric Power Co., Inc.	1,200	15,271
Electric Power Development Co. Ltd.	600	8,079
Hokkaido Electric Power Co., Inc.	700	2,631
Kansai Electric Power Co., Inc.	3,400	31,149
Kyushu Electric Power Co., Inc.	1,800	15,208
Osaka Gas Co. Ltd.	1,700	32,671
Tohoku Electric Power Co., Inc.	2,200	18,461
Tokyo Gas Co. Ltd.	1,700	38,222

(Cost $253,050)		193,047

TOTAL COMMON STOCKS (Cost $14,492,530)		15,603,758

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c) (Cost $59,776)	59,776	59,776

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $19,832)	19,832	19,832

TOTAL INVESTMENTS — 98.6% (Cost $14,572,138)		$15,683,366
Other assets and liabilities, net — 1.4%		216,925

NET ASSETS — 100.0%		$15,900,291

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2020 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c)
76,899	—	(17,123	)(d)	—	—	38	—	59,776	59,776

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
56,879	329,954	(367,001)		—	—	18	—	19,832	19,832

133,778	329,954	(384,124)		—	—	56	—	79,608	79,608

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $53,012, which is 0.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,434.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
JPX-Nikkei 400 Index Futures	JPY	14	$203,824	$214,414	12/10/2020	$10,590

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$15,603,758	$—	$—	$15,603,758
Short-Term Investments (e)	79,608	—	—	79,608
Derivatives (f)
Futures Contracts	10,590	—	—	10,590

TOTAL	$15,693,956	$—	$—	$15,693,956

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	25

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2020 (Unaudited)

	Xtrackers Eurozone Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Japan JPX-Nikkei 400 Equity ETF
Assets
Investment in non-affiliated securities at value	$2,359,266	$311,105,506	$15,603,758
Investment in affiliated securities at value	11,355	—	—
Investment in DWS Government Money Market Series	360	1,266,396	19,832
Investment in DWS Government & Agency Securities Portfolio*	461	16,900,124	59,776
Foreign currency at value	912	357,025	270,645
Deposit with broker for futures contracts	—	150,668	10,393
Receivables:
Investment securities sold	43,227	—	544,147
Capital shares	—	774	—
Dividends	73	906,254	89,615
Interest	—	8	1
Securities lending income	26	27,071	126
Foreign tax reclaim	1,522	74,885	—

Total assets	$2,417,202	$330,788,711	$16,598,293

Liabilities
Payable upon return of securities loaned	$461	$16,900,124	$59,776
Payables:
Investment securities purchased	41,399	505,797	630,572
Investment advisory fees	167	24,276	1,133
Variation margin on futures contracts	—	23,129	6,521
Deferred foreign tax payable	—	20,463	—

Total liabilities	42,027	17,473,789	698,002

Net Assets, at value	$2,375,175	$313,314,922	$15,900,291

Net Assets Consist of
Paid-in capital	$2,834,668	$314,378,544	$16,366,557
Distributable earnings (loss)	(459,493)	(1,063,622)	(466,266)

Net Assets, at value	$2,375,175	$313,314,922	$15,900,291

Number of Common Shares outstanding	100,001	11,900,001	500,001

Net Asset Value	$23.75	$26.33	$31.80

Investment in non-affiliated securities at cost	$2,321,727	$306,399,393	$14,492,530

Investment in affiliated securities at cost	$10,909	$—	$—

Value of securities loaned	$35,179	$19,722,948	$53,012

Investment in DWS Government Money Market Series at cost	$360	$1,266,396	$19,832

Investment in DWS Government & Agency Securities Portfolio at cost*	$461	$16,900,124	$59,776

Non-cash collateral for securities on loan	$36,671	$4,979,386	$4,434

Foreign currency at cost	$908	$348,998	$270,158

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	26

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2020 (Unaudited)

	Xtrackers Eurozone Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Japan JPX-Nikkei 400 Equity ETF
Investment Income
Unaffiliated dividend income*	$18,538	$4,600,238	$147,529
Income distributions from affiliated funds	—	227	18
Affiliated securities lending income	430	1,493	38
Unaffiliated non-cash dividend income	8,802	780,420	—
Unaffiliated securities lending income, net of borrower rebates	—	96,922	1,656

Total investment income	27,770	5,479,300	149,241

Expenses
Investment advisory fees	1,049	158,176	8,598
Other expenses	57	57	57

Total expenses	1,106	158,233	8,655

Less fees waived (see note 3):
Waiver	—	(26,543)	(11)

Net expenses	1,106	131,690	8,644

Net investment income (loss)	26,664	5,347,610	140,597

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(30,768)	(4,410,985)	267,826
Investments in affiliates	(614)	—	—
In-kind redemptions	(77,665)	—	169,732
In-kind redemptions in affiliates	1,834	—	—
Futures contracts	—	305,980	39,563
Foreign currency transactions	157	73,663	8,618

Net realized gain (loss)	(107,056)	(4,031,342)	485,739
Net change in unrealized appreciation (depreciation) on:
Investments**	621,075	40,812,406	2,385,711
Investments in affiliates	2,258	—	—
Futures contracts	—	(48,535)	(25,076)
Foreign currency translations	79	4,275	(874)

Net change in unrealized appreciation (depreciation)	623,412	40,768,146	2,359,761

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	516,356	36,736,804	2,845,500

Net Increase (Decrease) in Net Assets Resulting from Operations	$543,020	$42,084,414	$2,986,097

* Unaffiliated foreign tax withheld	$3,659	$441,134	$16,378
** Net of change in deferred foreign taxes	$—	$20,463	$—

See Notes to Financial Statements.	27

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Eurozone Equity ETF		Xtrackers International Real Estate ETF
	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$26,664	$68,735	$5,347,610	$4,765,148
Net realized gain (loss)	(107,056)	50,428	(4,031,342)	(2,742,990)
Net change in net unrealized appreciation (depreciation)	623,412	(412,293)	40,768,146	(35,011,942)

Net increase (decrease) in net assets resulting from operations	543,020	(293,130)	42,084,414	(32,989,784)

Distributions to Shareholders	(42,401)	(78,087)	(3,646,848)	(5,184,811)

Fund Shares Transactions
Proceeds from shares sold	—	3,201,199	44,099,472	210,264,081
Value of shares redeemed	(2,013,188)	(1,051,853)	—	(1,160,117)

Net increase (decrease) in net assets resulting from fund share transactions	(2,013,188)	2,149,346	44,099,472	209,103,964

Total net increase (decrease) in Net Assets	(1,512,569)	1,778,129	82,537,038	170,929,369

Net Assets
Beginning of period	3,887,744	2,109,615	230,777,884	59,848,515

End of period	$2,375,175	$3,887,744	$313,314,922	$230,777,884

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	100,001	10,100,001	2,150,001
Shares sold	—	150,000	1,800,000	8,000,000
Shares redeemed	(100,000)	(50,000)	—	(50,000)

Shares outstanding, end of period	100,001	200,001	11,900,001	10,100,001

See Notes to Financial Statements.	28

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Japan JPX-Nikkei 400 Equity ETF
	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$140,597	$585,771
Net realized gain (loss)	485,739	(887,108)
Net change in net unrealized appreciation (depreciation)	2,359,761	2,036,582

Net increase (decrease) in net assets resulting from operations	2,986,097	1,735,245

Distributions to Shareholders	(223,136)	(744,817)

Fund Shares Transactions
Proceeds from shares sold	—	—
Value of shares redeemed	(8,615,486)	(8,954,339)

Net increase (decrease) in net assets resulting from fund share transactions	(8,615,486)	(8,954,339)

Total net increase (decrease) in Net Assets	(5,852,525)	(7,963,911)

Net Assets
Beginning of period	21,752,816	29,716,727

End of period	$15,900,291	$21,752,816

Changes in Shares Outstanding
Shares outstanding, beginning of period	800,001	1,150,001
Shares sold	—	—
Shares redeemed	(300,000)	(350,000)

Shares outstanding, end of period	500,001	800,001

See Notes to Financial Statements.	29

DBX ETF Trust

Financial Highlights

Xtrackers Eurozone Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,						Period Ended 5/31/2016(a)
			2020		2019		2018	2017
Net Asset Value, beginning of period	$19.44		$21.10		$23.60		$23.94	$20.25	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.25		0.32		0.65		0.73	0.74	0.53
Net realized and unrealized gain (loss)	4.48		(1.37)		(2.52)		(0.68)	3.74	(4.99)

Total from investment operations	4.73		(1.05)		(1.87)		0.05	4.48	(4.46)

Less distributions from:
Net investment income	(0.42)		(0.61)		(0.63)		(0.39)	(0.79)	(0.29)

Total distributions	(0.42)		(0.61)		(0.63)		(0.39)	(0.79)	(0.29)

Net Asset Value, end of period	$23.75		$19.44		$21.10		$23.60	$23.94	$20.25

Total Return (%)	24.73	**	(5.29)		(8.09	)(c)	0.22 (c)	23.01	(17.94)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2		4		2		2	2	2
Ratio of expenses before fee waiver (%)	0.09	*	0.09		0.10		0.27	0.45	0.45 *
Ratio of expenses after fee waiver (%)	0.09	*	0.09		0.09		0.26	0.45	0.45 *
Ratio of net investment income (loss) (%)	1.91	*	1.52		3.00		3.01	3.62	3.18 *
Portfolio turnover rate (%)(d)	7	**	9		14		93	20	20 **

Xtrackers International Real Estate ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,
			2020		2019		2018	2017	2016
Net Asset Value, beginning of period	$22.85		$27.84		$29.17		$26.22	$22.27	$27.90

Income (loss) from investment operations:
Net investment income (loss)(b)	0.49		0.84		1.14		0.68	0.56	0.63
Net realized and unrealized gain (loss)	3.35		(4.74)		(1.98)		3.01	3.89	(4.19)

Total from investment operations	3.84		(3.90)		(0.84)		3.69	4.45	(3.56)

Less distributions from:
Net investment income	(0.36)		(1.09)		(0.49)		(0.74)	(0.50)	(1.09)
Net realized gains	—		—		—		—	—	(0.98)

Total distributions	(0.36)		(1.09)		(0.49)		(0.74)	(0.50)	(2.07)

Net Asset Value, end of period	$26.33		$22.85		$27.84		$29.17	$26.22	$22.27

Total Return (%)	16.96	**(c)	(14.80	)(c)	(2.78	)(c)	14.20	20.34	(12.98)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	313		231		60		4	4	4
Ratio of expenses before fee waiver (%)	0.12	*	0.12		0.30		0.60	0.60	0.60
Ratio of expenses after fee waiver (%)	0.10	*	0.10		0.28		0.60	0.60	0.60
Ratio of net investment income (loss) (%)	3.76	*	3.21		4.25		2.40	2.34	2.64
Portfolio turnover rate (%)(d)	5	**	12		43		24	14	34

(a)	For the period August 19, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	30

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Japan JPX-Nikkei 400 Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,					Period Ended 5/31/2016(a)
			2020	2019		2018	2017
Net Asset Value, beginning of period	$27.19		$25.84	$29.39		$26.24	$23.19	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.21		0.58	0.28		0.40	0.35	0.28
Net realized and unrealized gain (loss)	4.68		1.47	(3.62)		3.30	3.04	(1.97)

Total from investment operations	4.89		2.05	(3.34)		3.70	3.39	(1.69)

Less distributions from:
Net investment income	(0.28)		(0.70)	(0.21)		(0.55)	(0.34)	(0.12)

Total distributions	(0.28)		(0.70)	(0.21)		(0.55)	(0.34)	(0.12)

Net Asset Value, end of period	$31.80		$27.19	$25.84		$29.39	$26.24	$23.19

Total Return (%)	18.15	**(c)	7.87 (c)	(11.35	)(c)(d)	14.21 (c)	14.75	(6.78	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	16		22	30		128	10	19
Ratio of expenses before fee waiver (%)	0.09	*	0.09	0.10		0.21	0.40	0.40	*
Ratio of expenses after fee waiver (%)	0.09	*	0.09	0.09		0.18	0.40	0.40	*
Ratio of net investment income (loss) (%)	1.47	*	2.14	1.00		1.39	1.46	1.31	*
Portfolio turnover rate (%)(e)	12	**	12	149		78	22	8	**

(a)	For the period June 24, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.22%.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	31

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2020, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Eurozone Equity ETF
Xtrackers International Real Estate ETF
Xtrackers Japan JPX-Nikkei 400 Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Eurozone Equity ETF offers shares that are listed and traded on the Cboe BZX Exchange (“Cboe”). Xtrackers International Real Estate ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Eurozone Equity ETF	NASDAQ Eurozone Large Mid Cap Index
Xtrackers International Real Estate ETF	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index
Xtrackers Japan JPX-Nikkei 400 Equity ETF	JPX-Nikkei 400 Net Total Return Index

The NASDAQ Eurozone Large Mid Cap Index is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union of the European Union. The NASDAQ Eurozone Large Mid Cap Index is rebalanced semi-annually in March and September.

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is a free-float capitalization weighted index designed to measure the performance of international real estate securities of issuers incorporated outside the United States, Pakistan and Vietnam. The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is rebalanced quarterly.

The JPX-Nikkei Index 400 Net Total Return Index is designed to reflect the performance of the Japanese stock market, specifically companies which are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). The JPX-Nikkei Index 400 Total Return Index is rebalanced annually.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is a diversified series of the Trust. In addition, each Fund, with the exception of Xtrackers International Real Estate ETF, may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

32

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

33

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Eurozone Equity ETF, Xtrackers International Real Estate ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF to pay out dividends from its net investment income semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2020, the Funds did not incur any interest or penalties.

At May 31, 2020, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Eurozone Equity ETF	$108,073	$283,166	$391,239
Xtrackers International Real Estate ETF	783,108	137,042	920,150
Xtrackers Japan JPX-Nikkei 400 Equity ETF	1,587,277	353,471	1,940,748

34

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

As of May 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Eurozone Equity ETF	$4,547,918	$(608,597)	$231,441	$(840,038)
Xtrackers International Real Estate ETF	279,831,803	(41,764,724)	4,764,563	(46,529,287)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	23,053,365	(1,514,387)	2,035,819	(3,550,206)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2020, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of November 30, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

35

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

As of November 30, 2020, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2020

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Eurozone Equity ETF
Common Stocks	$461	$—	$94	$36,577	$37,132

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$37,132

Xtrackers International Real Estate ETF
Common Stocks	$16,688,924	$13,846	$142,966	$4,822,574	$21,668,310
Exchange-Traded Funds	211,200	—	—	—	211,200

Total Borrowings	$16,900,124	$13,846	$142,966	$4,822,574	$21,879,510

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$21,879,510

Xtrackers Japan JPX-Nikkei 400 Equity ETF
Common Stocks	$59,776	$—	$337	$4,097	$64,210

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$64,210

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2020, Xtrackers International Real Estate ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2020 is included in a table following the Funds’ Schedule of Investments.

36

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers International Real Estate ETF

Equity contracts	Unrealized appreciation on futures contracts*	$66,052	Unrealized depreciation on futures contracts*	$1,722

Xtrackers Japan JPX-Nikkei 400 Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$10,590	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers International Real Estate ETF	$305,980
Xtrackers Japan JPX-Nikkei 400 Equity ETF	39,563

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers International Real Estate ETF	$(48,535)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	(25,076)

For the period ended November 30, 2020 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers International Real Estate ETF	$1,726,386
Xtrackers Japan JPX-Nikkei 400 Equity ETF	170,868

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

37

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Eurozone Equity ETF	0.09%
Xtrackers International Real Estate ETF	0.12%
Xtrackers Japan JPX-Nikkei 400 Equity ETF	0.09%

The Advisor for Xtrackers International Real Estate ETF has contractually agreed, until September 30, 2021, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.10% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period ended November 30, 2020, the Advisor waived $26,363 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended November 30, 2020, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers International Real Estate ETF	$180
Xtrackers Japan JPX-Nikkei 400 Equity ETF	11

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Eurozone Equity ETF	$156,631	$174,918
Xtrackers International Real Estate ETF	23,745,159	12,994,006
Xtrackers Japan JPX-Nikkei 400 Equity ETF	2,206,955	2,217,468

For the period ended November 30, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Eurozone Equity ETF	$—	$2,013,081
Xtrackers International Real Estate ETF	35,074,476	—
Xtrackers Japan JPX-Nikkei 400 Equity ETF	—	8,577,828

38

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

5. Fund Share Transactions

As of November 30, 2020, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers International Real Estate ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at November 30, 2020.

7. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. A Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in a Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on each Fund and reflect the consequences as appropriate in each Fund’s accounting and financial reporting.

39

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

40

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

41

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities, particularly those of emerging markets, present certain risks such as currency fluctuations, political and economical changes, and market risks. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. A fund that focuses its investments in Japan can be impacted by the events and developments in Japan, which can adversely affect performance. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

Nasdaq® and NASDAQ Eurozone Large Mid Cap Index are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by DBX Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is the intellectual property (including registered trademarks) of STOXX Limited, Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. Xtrackers International Real Estate ETF is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the Index or its data.

The “JPX-Nikkei Index 400” is a copyrightable work calculated through such methodology as independently developed by Nikkei Inc. (hereinafter called “Nikkei”), and Tokyo Stock Exchange, Inc. (hereinafter called “TSE”) and Nikkei and TSE jointly own copyrights and any other intellectual property rights subsisting in the “JPX-Nikkei Index 400” itself and the methodology to calculate the “JPX-Nikkei Index 400.” The ownership of trademarks and any other intellectual property rights with respect to marks representing the “JPX-Nikkei Index 400 belong” to Nikkei, TSE and Japan Exchange Group, Inc. Nikkei and TSE have no obligation to publish the “JPX-Nikkei Index 400” continuously, and Nikkei and TSE shall not be liable for any errors, delays or suspension of the publication of the “JPXNikkei Index 400.” Nikkei and TSE shall have the right to make any changes in the “JPX-Nikkei Index 400” regarding the calculation methods, etc., and to discontinue the publication thereof.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related Funds.

Copyright © 2021 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Invesment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049074-5 (1/21) DBX004708 (1/22)

November 30, 2020

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our Xtrackers MSCI EAFE Hedged Equity ETF for the period ended November 30, 2020.

As many economies tentatively reopened, the global economy started recovering from the depths to which it had plunged in April following the COVID-19 outbreak. The pandemic still dominates the global economic outlook, with the second wave of the coronavirus prompting renewed national lockdowns and tighter restrictions around the world. The US saw its economy improve rapidly, after the historic contraction earlier this year, led by pandemic-induced lockdowns. The US unemployment rate witnessed a steady decline from its June highs, although the jobless rate remains well above pre-pandemic levels. In response to the economic downturn, the Federal Reserve Board initiated an unprecedented stimulus rollout along with massive rate cuts. Associated disruptions in supply chains along with lower demand led to a record collapse in the Eurozone economic activity. Emerging markets were the hardest hit due to the pandemic, while China recovered faster than expected.

The European economy experienced a mixed recovery. The industrial output rose, but services Purchasing Managers’ Indexes (PMI1) fell into the contractionary territory and consumer confidence appeared downbeat. The continent witnessed a sharp decline in activity in its dominant services sector, which represents about three-quarters of overall economic activity. As a result, the unemployment rate surged in the Eurozone over the last two quarters. The French economy, which relies heavily on consumer services, saw a sharp decline in activity, along with a notable loss of industrial production growth in July–August, amid the emergence of the second wave of COVID-19 cases and subsequent lockdowns. Germany, being more dependent on manufacturing goods for export, continued to propel its economy alongside industrial production, which swung from contraction to expansion in just three months. The United Kingdom’s GDP2 rose solidly in Q2 2020, while retail sales were robust throughout the quarter. However, the recovery lost momentum in September and early in Q4 2020 due to the snapback of restrictions at home and abroad. At Brexit3 negotiations, both the EU and Britain are calling for the other to compromise on the three main issues of contention — fishing, state aid, and method of resolution for any future disputes.

Emerging markets continue to recover from a sharp drop in economic activity. Japan posted its first expansion in four quarters as exports and consumption improved, while progress in developing COVID-19 vaccines continued to lift global markets. The country welcomed its new leader Yoshihide Suga after former prime minister Shinzo Abe stepped down due to ill health. The Bank of Japan introduced a special deposit facility to strengthen the resilience of the regional financial system and is set to extend a range of measures aimed at easing corporate funding strains (caused by the spike in new COVID-19 cases) beyond March. On the other hand, China’s manufacturing PMI continues to expand, along with non-manufacturing and services PMIs, as the nation aims to move towards a more domestic-oriented growth as opposed to growth driven by external demand and exports. In Australia, business confidence coupled with a sizable contraction in merchandise exports indicated weak private sector activity. However, the announcement of the adoption of an expansionary budget for FY 2021 boosted consumer and business confidence significantly.

The COVID-19 pandemic has delivered one of the worst setbacks on the global economy since the Great Depression. Even with the US suffering its most rampant transmission yet and major nations in Europe finding themselves under another round of lockdown, there are few signs of a permanent economic scarring one might expect from such a sharp contraction.

1

Additionally, easing monetary and fiscal policies across the globe and the news around successful vaccine candidates are driving expectations of a faster global economic recovery.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Purchasing Managers’ Indexes (PMI) are economic indicators derived from monthly surveys of private sector companies.

2 GDP provides an economic snapshot of a country, used to estimate the size of an economy by summing he monetary value of all finished goods and services made within a country during a specific period.

3 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

The Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2020 (11.4% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	2.1%
Roche Holding AG (Switzerland)	1.5%
Novartis AG (Switzerland)	1.3%
ASML Holding NV (Netherlands)	1.2%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.0%
Toyota Motor Corp. (Japan)	0.9%
AstraZeneca PLC (United Kingdom)	0.9%
AIA Group Ltd. (Hong Kong)	0.9%
Royal Dutch Shell PLC (Netherlands)	0.8%
SAP SE (Germany)	0.8%

Country Diversification* as of November 30, 2020

Japan	25.5%
United Kingdom	12.4%
France	10.9%
Switzerland	10.0%
Germany	9.2%
Australia	7.1%
Netherlands	4.8%
Sweden	3.2%
Hong Kong	3.2%
Spain	2.5%
Denmark	2.5%
Italy	2.1%
Other	6.6%

Total	100.0%

Sector Diversification* as of November 30, 2020

Financials	16.4%
Industrials	15.3%
Health Care	13.2%
Consumer Discretionary	12.3%
Consumer Staples	11.1%
Information Technology	8.7%
Materials	7.6%
Communication Services	5.2%
Utilities	3.9%
Real Estate	3.2%
Energy	3.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 5.

3

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most resent six-month period the Fund limited these expenses; had it not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI EAFE Hedged Equity ETF
Actual	$1,000.00	$1,133.10	0.35%	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

4

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.3%
Australia — 6.9%
Afterpay Ltd.*	50,956	$3,553,779
AGL Energy Ltd.	152,110	1,507,361
AMP Ltd.	780,594	979,822
Ampol Ltd.	60,068	1,351,448
APA Group (a)	282,766	2,148,292
Aristocrat Leisure Ltd.*	132,480	3,117,738
ASX Ltd.	46,049	2,606,494
Aurizon Holdings Ltd.	463,047	1,444,574
AusNet Services	474,533	646,154
Australia & New Zealand Banking Group Ltd.	675,088	11,219,219
BHP Group Ltd.	694,306	19,402,586
BHP Group PLC	505,717	11,451,914
BlueScope Steel Ltd.	116,004	1,456,112
Brambles Ltd.	374,805	3,015,378
CIMIC Group Ltd.*	22,868	429,225
Coca-Cola Amatil Ltd.	135,645	1,259,564
Cochlear Ltd.	15,298	2,475,207
Coles Group Ltd.	316,437	4,148,533
Commonwealth Bank of Australia	422,322	24,512,141
Computershare Ltd.	114,944	1,204,870
Crown Resorts Ltd.	87,258	617,459
CSL Ltd.	108,200	23,619,181
Dexus REIT	260,896	1,871,060
Evolution Mining Ltd.	394,461	1,439,084
Fortescue Metals Group Ltd.	402,543	5,386,724
Goodman Group REIT	407,929	5,593,547
GPT Group REIT	466,991	1,617,992
Insurance Australia Group Ltd.	550,092	2,079,545
Lendlease Corp. Ltd. (a)	158,320	1,645,602
Macquarie Group Ltd.	82,556	8,403,437
Magellan Financial Group Ltd.	30,524	1,325,996
Medibank Pvt Ltd.	654,544	1,369,334
Mirvac Group REIT	943,464	1,786,779
National Australia Bank Ltd.	774,532	13,014,005
Newcrest Mining Ltd.	201,895	3,991,055
Northern Star Resources Ltd.	176,375	1,632,593
Oil Search Ltd.	468,587	1,252,038
Orica Ltd.	94,672	1,122,328
Origin Energy Ltd.	436,750	1,660,690
Qantas Airways Ltd.*	185,167	731,260
QBE Insurance Group Ltd.	374,341	2,747,851
Ramsay Health Care Ltd.	42,684	1,975,495
REA Group Ltd.	12,650	1,348,660
Rio Tinto Ltd.	86,954	6,472,221
Santos Ltd.	397,873	1,799,082
Scentre Group REIT	1,250,033	2,569,244
SEEK Ltd.	78,996	1,510,562
Sonic Healthcare Ltd.	106,286	2,569,955
South32 Ltd.	1,173,026	2,066,544
Stockland REIT	596,697	1,992,926
Suncorp Group Ltd.	319,127	2,363,636
Sydney Airport (a)	273,841	1,348,798
Tabcorp Holdings Ltd.	540,362	1,523,147
Telstra Corp. Ltd.	974,788	2,196,718
TPG Telecom Ltd.*	93,350	525,576

	Number of Shares	Value
Australia (Continued)
Transurban Group (a)	652,651	$6,716,683
Treasury Wine Estates Ltd.	171,760	1,083,031
Vicinity Centres REIT	1,054,698	1,277,432
Washington H Soul Pattinson & Co. Ltd. (b)	32,133	684,973
Wesfarmers Ltd.	268,465	9,744,954
Westpac Banking Corp.	860,737	12,718,622
WiseTech Global Ltd.	36,802	834,749
Woodside Petroleum Ltd.	238,333	3,913,596
Woolworths Group Ltd.	299,705	8,135,546

(Cost $265,234,912)		256,210,121

Austria — 0.2%
Erste Group Bank AG*	67,939	1,953,091
OMV AG	35,085	1,188,574
Raiffeisen Bank International AG*	36,154	692,609
Verbund AG	16,833	1,181,665
voestalpine AG	27,533	881,500

(Cost $5,795,688)		5,897,439

Belgium — 0.9%
Ageas SA/NV	43,338	2,130,901
Anheuser-Busch InBev SA/NV	180,893	12,057,699
Elia Group SA/NV	6,598	746,117
Etablissements Franz Colruyt NV	13,615	812,358
Galapagos NV*	10,085	1,240,885
Groupe Bruxelles Lambert SA	26,872	2,618,195
KBC Group NV*	59,113	4,117,960
Proximus SADP	35,279	736,866
Sofina SA	3,944	1,251,425
Solvay SA	18,482	2,112,915
UCB SA	30,080	3,213,499
Umicore SA	50,499	2,263,134

(Cost $42,326,568)		33,301,954

Chile — 0.0%
Antofagasta PLC
(Cost $1,104,262)	97,987	1,637,466

Denmark — 2.4%
A.P. Moller — Maersk A/S, Class A	775	1,467,982
A.P. Moller — Maersk A/S, Class B	1,425	2,908,140
Ambu A/S, Class B (b)	38,967	1,305,727
Carlsberg A/S, Class B	25,552	3,801,557
Chr Hansen Holding A/S*	25,308	2,452,039
Coloplast A/S, Class B	28,240	4,215,952
Danske Bank A/S*	171,595	2,828,202
Demant A/S*	26,340	991,939
DSV PANALPINA A/S	50,490	7,966,484
Genmab A/S*	15,632	5,997,085
GN Store Nord AS	30,014	2,443,369
H Lundbeck A/S	17,927	548,279
Novo Nordisk A/S, Class B	409,876	27,567,219
Novozymes A/S, Class B	50,787	2,904,695
Orsted A/S, 144A	45,010	8,107,311
Pandora A/S	25,502	2,554,205
ROCKWOOL International A/S, Class B	1,251	457,082
Tryg A/S	27,957	810,458

See Notes to Financial Statements.	5

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Denmark (Continued)
Vestas Wind Systems A/S	47,238	$9,655,471

(Cost $59,677,218)		88,983,196

Finland — 1.2%
Elisa OYJ	33,847	1,816,850
Fortum OYJ	105,847	2,424,818
Kesko OYJ, Class B	51,789	1,359,085
Kone OYJ, Class B	80,771	6,775,176
Neste OYJ	100,766	6,752,771
Nokia OYJ*	1,342,319	5,359,973
Nordea Bank Abp*	778,594	6,651,305
Orion OYJ, Class B	25,126	1,182,678
Sampo OYJ, Class A	111,501	4,818,739
Stora Enso OYJ, Class R	141,435	2,390,634
UPM-Kymmene OYJ	127,300	4,194,096
Wartsila OYJ Abp	104,219	979,873

(Cost $42,567,024)		44,705,998

France — 10.6%
Accor SA*	47,680	1,635,160
Aeroports de Paris	7,250	915,841
Air Liquide SA	113,067	18,565,146
Airbus SE*	140,295	14,681,709
Alstom SA*	15,281	814,779
Alstom SA*	55,361	2,951,873
Amundi SA, 144A*	14,435	1,150,216
Arkema SA	16,422	1,914,237
Atos SE*	23,454	2,150,882
AXA SA	463,843	10,906,565
BioMerieux	9,735	1,402,779
BNP Paribas SA*	269,855	13,830,299
Bollore SA	216,956	842,123
Bouygues SA	55,375	2,204,887
Bureau Veritas SA*	67,542	1,743,482
Capgemini SE	38,142	5,291,386
Carrefour SA	150,120	2,458,643
Cie de Saint-Gobain*	123,071	5,845,791
Cie Generale des Etablissements Michelin SCA	40,364	5,029,084
CNP Assurances*	41,380	658,958
Covivio REIT	11,855	968,676
Credit Agricole SA*	274,502	3,167,655
Danone SA	146,440	9,408,326
Dassault Aviation SA*	615	634,567
Dassault Systemes SE	31,231	5,776,223
Edenred	57,937	3,312,453
Eiffage SA*	21,541	2,110,604
Electricite de France SA*	147,715	2,240,409
Engie SA*	434,791	6,415,589
EssilorLuxottica SA*	67,946	9,835,353
Eurazeo SE*	8,746	539,369
Faurecia SE*	17,952	892,967
Gecina SA REIT	11,448	1,738,378
Getlink SE*	106,118	1,765,833
Hermes International	7,554	7,365,427
Iliad SA	3,570	724,793
Ipsen SA	9,021	870,004

	Number of Shares	Value
France (Continued)
Kering SA	18,098	$13,060,874
Klepierre SA REIT (b)	46,863	1,034,161
La Francaise des Jeux SAEM, 144A	18,782	783,248
Legrand SA	63,811	5,402,787
L’Oreal SA	60,263	22,054,255
LVMH Moet Hennessy Louis Vuitton SE	66,405	38,251,130
Natixis SA*	246,145	757,525
Orange SA	473,506	5,981,467
Orpea SA*	12,422	1,552,884
Pernod Ricard SA	49,601	9,466,658
Peugeot SA*	140,592	3,314,696
Publicis Groupe SA	53,764	2,442,805
Remy Cointreau SA	5,227	929,020
Renault SA*	45,813	1,822,787
Safran SA*	76,576	11,171,344
Sanofi	270,054	27,287,992
Sartorius Stedim Biotech	6,625	2,394,500
Schneider Electric SE	129,815	18,063,251
SCOR SE*	39,469	1,348,390
SEB SA	4,676	832,204
Societe Generale SA*	192,000	3,821,552
Sodexo SA	20,995	1,737,046
Suez SA	82,336	1,584,693
Teleperformance	13,905	4,630,978
Thales SA	24,357	2,238,923
TOTAL SE	601,134	25,688,798
Ubisoft Entertainment SA*	21,481	2,044,254
Unibail-Rodamco-Westfield REIT (b)	18,633	1,322,471
Unibail-Rodamco-Westfield CDI (b)	285,626	1,052,513
Valeo SA	56,349	2,185,864
Veolia Environnement SA	128,470	2,951,510
Vinci SA	123,417	12,587,149
Vivendi SA	196,869	5,913,156
Wendel SE	6,542	739,394
Worldline SA, 144A*	58,033	5,364,917

(Cost $339,962,402)		394,575,662

Germany — 8.3%
adidas AG*	45,439	14,488,186
Allianz SE	99,910	23,556,678
BASF SE	220,973	16,165,847
Bayer AG	233,450	13,441,801
Bayerische Motoren Werke AG	80,781	7,038,114
Bechtle AG	5,679	1,237,647
Beiersdorf AG	23,820	2,663,502
Brenntag AG	38,871	2,970,291
Carl Zeiss Meditec AG	9,294	1,239,455
Commerzbank AG*	237,717	1,477,353
Continental AG	26,204	3,569,603
Covestro AG, 144A	44,502	2,481,689
Daimler AG	204,599	13,776,971
Delivery Hero SE, 144A*	30,625	3,698,771
Deutsche Bank AG*(c)	467,514	5,210,355
Deutsche Boerse AG	46,186	7,699,251
Deutsche Lufthansa AG*(b)	59,991	690,271
Deutsche Post AG	236,372	11,419,244
Deutsche Telekom AG	793,480	14,306,402

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Deutsche Wohnen SE	80,718	$4,047,803
E.ON SE	533,463	5,775,440
Evonik Industries AG	48,866	1,475,317
Fresenius Medical Care AG & Co. KGaA	53,400	4,490,727
Fresenius SE & Co. KGaA	102,130	4,568,471
GEA Group AG	39,468	1,351,651
Hannover Rueck SE	14,276	2,389,189
HeidelbergCement AG	35,057	2,489,831
HelloFresh SE*	34,407	2,022,571
Henkel AG & Co. KGaA	23,564	2,273,965
HOCHTIEF AG	6,274	605,451
Infineon Technologies AG	306,519	10,793,444
KION Group AG	15,693	1,206,279
Knorr-Bremse AG	17,323	2,216,808
LANXESS AG	19,344	1,353,551
LEG Immobilien AG	17,061	2,431,158
Merck KGaA	30,772	4,913,154
MTU Aero Engines AG	12,665	2,990,522
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	33,376	9,300,224
Nemetschek SE	13,742	1,086,800
Puma SE*	23,840	2,370,556
Rational AG	999	887,786
RWE AG	153,422	6,363,245
SAP SE	249,350	30,332,672
Scout24 AG, 144A	25,629	1,959,639
Siemens AG	182,359	24,363,042
Siemens Energy AG*	90,975	2,702,139
Siemens Healthineers AG, 144A	63,306	2,911,089
Symrise AG	32,146	4,026,267
TeamViewer AG, 144A*	36,499	1,738,467
Telefonica Deutschland Holding AG	256,276	707,388
Uniper SE	47,925	1,623,554
United Internet AG	24,557	979,260
Volkswagen AG	7,909	1,467,027
Vonovia SE	122,862	8,424,044
Zalando SE, 144A*	35,750	3,616,248

(Cost $305,422,025)		309,386,210

Hong Kong — 3.1%
AIA Group Ltd.	2,877,233	31,533,914
ASM Pacific Technology Ltd.	71,727	897,623
Bank of East Asia Ltd.	318,904	708,488
BOC Hong Kong Holdings Ltd.	874,253	2,847,987
Budweiser Brewing Co. APAC Ltd., 144A	410,028	1,412,421
CK Asset Holdings Ltd.	617,584	3,382,308
CK Hutchison Holdings Ltd.	644,765	4,679,112
CK Infrastructure Holdings Ltd.	149,993	767,280
CLP Holdings Ltd.	395,134	3,711,208
ESR Cayman Ltd., 144A*	328,499	989,602
Galaxy Entertainment Group Ltd.	516,088	3,928,396
Hang Lung Properties Ltd.	508,594	1,261,142
Hang Seng Bank Ltd.	184,836	3,221,672
Henderson Land Development Co. Ltd.	348,538	1,461,413
HK Electric Investments & HK Electric Investments Ltd. (a)	700,126	704,547

	Number of Shares	Value
Hong Kong (Continued)
HKT Trust & HKT Ltd. (a)	928,241	$1,214,334
Hong Kong & China Gas Co. Ltd.	2,554,728	3,935,396
Hong Kong Exchanges & Clearing Ltd.	285,304	14,185,970
Hongkong Land Holdings Ltd.	303,500	1,235,245
Jardine Matheson Holdings Ltd.	50,057	2,656,525
Jardine Strategic Holdings Ltd.	49,787	1,189,411
Link REIT	496,724	4,357,762
Melco Resorts & Entertainment Ltd., ADR	58,554	1,061,584
MTR Corp. Ltd.	371,827	2,017,188
New World Development Co. Ltd.	380,624	1,929,871
PCCW Ltd.	1,003,885	610,020
Power Assets Holdings Ltd.	338,253	1,780,497
Sino Land Co. Ltd.	753,095	1,029,900
SJM Holdings Ltd.	464,203	543,194
Sun Hung Kai Properties Ltd.	313,198	4,182,142
Swire Pacific Ltd., Class A	138,818	796,976
Swire Properties Ltd.	316,858	966,797
Techtronic Industries Co. Ltd.	335,198	4,296,440
WH Group Ltd., 144A	2,342,406	1,912,958
Wharf Real Estate Investment Co. Ltd.	410,306	1,908,326
Xinyi Glass Holdings Ltd.	311,516	699,309

(Cost $100,497,200)		114,016,958

Ireland — 1.0%
CRH PLC	186,910	7,317,410
DCC PLC	23,709	1,795,948
Experian PLC	222,877	7,862,026
Flutter Entertainment PLC*	37,561	6,967,129
James Hardie Industries PLC CDI*	106,408	3,081,393
Kerry Group PLC, Class A	38,217	5,351,937
Kingspan Group PLC*	37,012	3,229,559
Smurfit Kappa Group PLC	57,564	2,447,231

(Cost $26,015,561)		38,052,633

Isle of Man — 0.0%
GVC Holdings PLC*
(Cost $1,821,346)	139,826	1,930,267

Israel — 0.6%
Azrieli Group Ltd.	10,551	644,307
Bank Hapoalim BM*	275,519	1,804,921
Bank Leumi Le-Israel BM	351,934	1,976,763
Check Point Software Technologies Ltd.*	27,116	3,191,011
CyberArk Software Ltd.*	8,994	1,033,141
Elbit Systems Ltd.	6,237	798,503
ICL Group Ltd.	175,067	830,905
Israel Discount Bank Ltd., Class A	271,573	919,501
Mizrahi Tefahot Bank Ltd.	24,047	513,668
Nice Ltd.*	14,992	3,604,443
Teva Pharmaceutical Industries Ltd., ADR*	267,699	2,545,817
Wix.com Ltd.*	12,469	3,184,957

(Cost $23,968,724)		21,047,937

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Italy — 2.1%
Amplifon SpA*	24,341	$974,711
Assicurazioni Generali SpA	261,185	4,461,465
Atlantia SpA*	118,421	2,158,432
Davide Campari-Milano NV	149,375	1,727,298
DiaSorin SpA	6,121	1,289,435
Enel SpA	1,943,182	19,401,050
Eni SpA	602,256	5,964,890
Ferrari NV	30,768	6,488,851
FinecoBank Banca Fineco SpA*	147,450	2,310,262
Infrastrutture Wireless Italiane SpA, 144A	67,225	865,244
Intesa Sanpaolo SpA*	3,972,923	9,124,675
Mediobanca Banca di Credito Finanziario SpA*	148,552	1,324,396
Moncler SpA*	46,456	2,280,885
Nexi SpA, 144A*	106,825	2,013,336
Poste Italiane SpA, 144A	136,562	1,391,802
Prysmian SpA	57,870	1,893,501
Recordati Industria Chimica e Farmaceutica SpA	25,659	1,366,007
Snam SpA	483,761	2,713,889
Telecom Italia SpA	1,957,981	916,715
Telecom Italia SpA-RSP	1,645,590	835,233
Terna Rete Elettrica Nazionale SpA	337,157	2,522,461
UniCredit SpA*	504,196	5,198,167

(Cost $76,981,973)		77,222,705

Japan — 24.7%
ABC-Mart, Inc.	9,400	489,808
Acom Co. Ltd.	101,300	486,124
Advantest Corp.	49,400	3,435,287
Aeon Co. Ltd.	156,400	4,651,552
Aeon Mall Co. Ltd.	22,600	362,596
AGC, Inc.	41,200	1,371,360
Air Water, Inc.	41,300	680,817
Aisin Seiki Co. Ltd.	36,754	1,089,594
Ajinomoto Co., Inc.	111,547	2,329,772
Alfresa Holdings Corp.	44,600	892,854
Amada Co. Ltd.	81,200	782,444
ANA Holdings, Inc.*(b)	26,100	629,375
Asahi Group Holdings Ltd.	108,265	4,186,454
Asahi Intecc Co. Ltd.	47,300	1,732,974
Asahi Kasei Corp.	301,600	2,764,956
Astellas Pharma, Inc.	447,832	6,363,590
Azbil Corp.	29,500	1,323,827
Bandai Namco Holdings, Inc.	47,300	4,317,711
Bank of Kyoto Ltd.	14,800	738,582
Bridgestone Corp.	130,376	4,550,672
Brother Industries Ltd.	51,300	982,759
Calbee, Inc.	20,200	596,906
Canon, Inc.	231,586	4,111,539
Capcom Co. Ltd.	18,600	1,047,586
Casio Computer Co. Ltd.	43,800	786,638
Central Japan Railway Co.	34,154	4,351,036
Chiba Bank Ltd.	160,800	911,816
Chubu Electric Power Co., Inc.	153,700	1,851,319
Chugai Pharmaceutical Co. Ltd.	159,900	7,725,437

	Number of Shares	Value
Japan (Continued)
Chugoku Electric Power Co., Inc.	74,900	$952,034
Coca-Cola Bottlers Japan Holdings, Inc. (b)	25,854	397,716
Concordia Financial Group Ltd.	263,615	936,793
Cosmos Pharmaceutical Corp.	5,500	948,276
CyberAgent, Inc.	25,900	1,773,803
Dai Nippon Printing Co. Ltd.	61,300	1,148,494
Daifuku Co. Ltd.	26,021	3,015,844
Dai-ichi Life Holdings, Inc.	254,738	4,012,611
Daiichi Sankyo Co. Ltd.	405,193	14,337,001
Daikin Industries Ltd.	59,188	13,416,514
Daito Trust Construction Co. Ltd.	13,913	1,364,647
Daiwa House Industry Co. Ltd.	138,536	4,246,314
Daiwa House REIT Investment Corp. REIT	461	1,109,668
Daiwa Securities Group, Inc.	336,187	1,462,285
Denso Corp.	100,653	4,752,094
Dentsu Group, Inc.	52,100	1,696,743
Disco Corp.	7,100	2,261,255
East Japan Railway Co.	74,353	4,620,711
Eisai Co. Ltd.	59,352	4,483,805
ENEOS Holdings, Inc.	735,928	2,527,109
FANUC Corp.	45,517	11,058,800
Fast Retailing Co. Ltd.	13,817	11,373,879
Fuji Electric Co. Ltd.	26,600	945,268
FUJIFILM Holdings Corp.	82,654	4,453,341
Fujitsu Ltd.	47,902	6,655,350
Fukuoka Financial Group, Inc.	37,500	669,181
GLP J REIT	853	1,290,122
GMO Payment Gateway, Inc.	10,700	1,500,460
Hakuhodo DY Holdings, Inc.	65,159	942,434
Hamamatsu Photonics KK	30,200	1,698,027
Hankyu Hanshin Holdings, Inc.	55,740	1,820,626
Harmonic Drive Systems, Inc.	6,300	502,672
Hikari Tsushin, Inc.	5,000	1,200,670
Hino Motors Ltd.	81,200	703,889
Hirose Electric Co. Ltd.	8,966	1,267,607
Hisamitsu Pharmaceutical Co., Inc.	13,000	762,069
Hitachi Construction Machinery Co. Ltd.	26,000	719,981
Hitachi Ltd.	227,201	8,631,026
Hitachi Metals Ltd.	55,200	810,552
Honda Motor Co. Ltd.	391,899	10,779,099
Hoshizaki Corp. (b)	12,900	1,276,408
Hoya Corp.	90,274	12,027,886
Hulic Co. Ltd.	75,700	766,426
Ibiden Co. Ltd.	21,300	997,672
Idemitsu Kosan Co. Ltd.	46,284	963,807
Iida Group Holdings Co. Ltd.	41,600	835,985
Inpex Corp.	239,517	1,339,827
Isuzu Motors Ltd.	130,500	1,272,500
Ito En Ltd.	12,000	926,437
ITOCHU Corp.	319,454	8,440,746
Itochu Techno-Solutions Corp.	25,900	914,191
Japan Airlines Co. Ltd.*	28,773	544,868
Japan Airport Terminal Co. Ltd.	14,400	838,621
Japan Exchange Group, Inc.	118,978	2,944,250
Japan Post Bank Co. Ltd.	100,658	792,537

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Japan Post Holdings Co. Ltd.	376,513	$2,786,701
Japan Post Insurance Co. Ltd.	49,100	818,333
Japan Real Estate Investment Corp. REIT	273	1,417,299
Japan Retail Fund Investment Corp. REIT	644	1,027,069
Japan Tobacco, Inc.	287,141	5,830,833
JFE Holdings, Inc.*	116,985	1,071,242
JSR Corp.	48,400	1,337,490
Kajima Corp.	97,500	1,282,256
Kakaku.com, Inc.	28,400	796,778
Kansai Electric Power Co., Inc.	169,967	1,555,263
Kansai Paint Co. Ltd.	39,200	1,188,391
Kao Corp.	116,004	8,675,855
KDDI Corp.	384,633	10,988,198
Keihan Holdings Co. Ltd.	26,000	1,224,042
Keikyu Corp.	49,950	854,987
Keio Corp.	26,060	1,849,661
Keisei Electric Railway Co. Ltd.	25,928	870,475
Keyence Corp.	43,470	22,188,853
Kikkoman Corp.	32,582	2,025,452
Kintetsu Group Holdings Co. Ltd.	40,040	1,775,720
Kirin Holdings Co. Ltd.	194,123	4,227,382
Kobayashi Pharmaceutical Co. Ltd.	13,000	1,562,739
Kobe Bussan Co. Ltd.	31,900	1,112,222
Koei Tecmo Holdings Co. Ltd.	11,000	584,770
Koito Manufacturing Co. Ltd.	26,000	1,563,985
Komatsu Ltd.	207,473	5,047,715
Konami Holdings Corp.	25,266	1,323,803
Kose Corp.	8,800	1,343,602
Kubota Corp.	246,481	4,888,304
Kuraray Co. Ltd.	81,200	805,778
Kurita Water Industries Ltd.	25,800	951,437
Kyocera Corp.	78,400	4,477,962
Kyowa Kirin Co. Ltd.	70,500	1,914,440
Kyushu Electric Power Co., Inc.	72,800	614,337
Kyushu Railway Co.	37,776	795,322
Lasertec Corp.	19,400	2,044,061
Lawson, Inc.	12,600	570,862
LINE Corp.*	9,147	471,368
Lion Corp.	55,200	1,304,920
LIXIL Group Corp.	69,600	1,670,000
M3, Inc.	106,842	9,847,066
Makita Corp.	53,900	2,787,931
Marubeni Corp.	405,100	2,361,143
Marui Group Co. Ltd.	44,696	816,002
Mazda Motor Corp.	139,700	825,622
McDonald’s Holdings Co. Japan Ltd.	18,122	880,063
Medipal Holdings Corp.	40,200	755,868
MEIJI Holdings Co. Ltd.	27,390	1,936,190
Mercari, Inc.*	22,800	1,043,908
MINEBEA MITSUMI, Inc.	85,720	1,785,012
MISUMI Group, Inc.	69,800	2,189,607
Mitsubishi Chemical Holdings Corp.	307,300	1,699,864
Mitsubishi Corp.	321,625	7,495,341
Mitsubishi Electric Corp.	437,579	6,427,465
Mitsubishi Estate Co. Ltd.	286,151	4,944,602

	Number of Shares	Value
Japan (Continued)
Mitsubishi Gas Chemical Co., Inc.	36,700	$778,293
Mitsubishi Heavy Industries Ltd.	78,099	1,759,098
Mitsubishi UFJ Financial Group, Inc.	2,839,252	12,197,361
Mitsubishi UFJ Lease & Finance Co. Ltd.	81,100	372,097
Mitsui & Co. Ltd.	396,860	6,766,387
Mitsui Chemicals, Inc.	43,200	1,213,655
Mitsui Fudosan Co. Ltd.	220,626	4,610,111
Miura Co. Ltd.	23,600	1,241,034
Mizuho Financial Group, Inc.	555,058	7,057,850
MonotaRO Co. Ltd.	29,000	1,769,444
MS&AD Insurance Group Holdings, Inc.	105,821	3,076,310
Murata Manufacturing Co. Ltd.	136,377	11,925,150
Nabtesco Corp.	25,825	1,066,147
Nagoya Railroad Co. Ltd.	42,540	1,170,257
NEC Corp.	59,259	3,195,672
Nexon Co. Ltd.	116,445	3,519,004
NGK Insulators Ltd.	64,200	1,020,190
NGK Spark Plug Co. Ltd.	38,400	695,540
NH Foods Ltd.	21,296	908,752
Nidec Corp.	106,346	13,553,003
Nihon M&A Center, Inc.	33,900	2,370,402
Nintendo Co. Ltd.	26,771	15,195,876
Nippon Building Fund, Inc. REIT	354	1,956,494
Nippon Express Co. Ltd.	19,300	1,290,364
Nippon Paint Holdings Co. Ltd.	35,642	4,564,497
Nippon Prologis REIT, Inc. REIT	477	1,496,336
Nippon Sanso Holdings Corp.	41,000	684,904
Nippon Shinyaku Co. Ltd.	12,500	893,199
Nippon Steel Corp.*	192,209	2,350,142
Nippon Telegraph & Telephone Corp.	298,602	7,050,325
Nippon Yusen KK	31,100	678,004
Nissan Chemical Corp.	27,949	1,670,515
Nissan Motor Co. Ltd.*	554,142	2,614,128
Nisshin Seifun Group, Inc.	47,700	775,353
Nissin Foods Holdings Co. Ltd.	15,700	1,296,303
Nitori Holdings Co. Ltd.	18,501	3,939,437
Nitto Denko Corp.	36,224	2,997,848
Nomura Holdings, Inc.	751,654	3,772,669
Nomura Real Estate Holdings, Inc.	28,036	606,910
Nomura Real Estate Master Fund, Inc. REIT	1,046	1,362,605
Nomura Research Institute Ltd.	78,843	2,662,084
NSK Ltd.	87,600	709,023
NTT Data Corp.	145,634	1,936,207
Obayashi Corp.	156,100	1,375,594
Obic Co. Ltd.	16,500	3,709,339
Odakyu Electric Railway Co. Ltd.	73,750	2,235,812
Oji Holdings Corp.	195,868	889,286
Olympus Corp.	277,916	6,006,872
Omron Corp.	46,092	4,163,291
Ono Pharmaceutical Co. Ltd.	87,306	2,762,181
Oracle Corp.	10,200	1,130,402
Oriental Land Co. Ltd.	48,800	8,303,946
ORIX Corp.	313,146	4,658,197
Orix JREIT, Inc. REIT	636	950,345
Osaka Gas Co. Ltd.	87,000	1,670,000

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Otsuka Corp.	26,100	$1,265,000
Otsuka Holdings Co. Ltd.	91,667	3,724,630
Pan Pacific International Holdings Corp.	98,072	2,317,468
Panasonic Corp.	528,185	5,628,408
PeptiDream, Inc.*	23,800	1,212,797
Persol Holdings Co. Ltd.	42,500	778,352
Pigeon Corp.	26,100	1,165,000
Pola Orbis Holdings, Inc.	26,100	521,250
Rakuten, Inc.	205,486	2,300,892
Recruit Holdings Co. Ltd.	307,253	12,949,360
Renesas Electronics Corp.*	192,000	1,706,667
Resona Holdings, Inc.	502,325	1,759,581
Ricoh Co. Ltd.	162,300	1,083,555
Rinnai Corp.	7,900	921,667
Rohm Co. Ltd.	20,900	1,743,669
Ryohin Keikaku Co. Ltd.	56,900	1,170,156
Santen Pharmaceutical Co. Ltd.	81,151	1,348,630
SBI Holdings, Inc.	54,925	1,488,867
SCSK Corp.	13,900	829,473
Secom Co. Ltd.	49,600	4,938,621
Sega Sammy Holdings, Inc.	38,700	543,802
Seibu Holdings, Inc.	50,000	495,690
Seiko Epson Corp.	75,359	1,123,889
Sekisui Chemical Co. Ltd.	89,200	1,540,494
Sekisui House Ltd.	151,151	2,718,981
Seven & i Holdings Co. Ltd.	182,576	5,793,815
SG Holdings Co. Ltd.	76,700	2,292,184
Sharp Corp.	45,773	613,814
Shimadzu Corp.	53,100	1,909,871
Shimamura Co. Ltd.	6,700	693,103
Shimano, Inc.	17,494	4,145,609
Shimizu Corp.	138,000	1,048,218
Shin-Etsu Chemical Co. Ltd.	83,804	13,754,612
Shinsei Bank Ltd.	38,200	454,448
Shionogi & Co. Ltd.	65,095	3,487,321
Shiseido Co. Ltd.	94,357	6,651,988
Shizuoka Bank Ltd.	87,800	624,019
SMC Corp.	13,382	8,500,903
SoftBank Corp.	675,000	8,304,957
SoftBank Group Corp.	374,128	26,059,950
Sohgo Security Services Co. Ltd.	19,400	1,038,755
Sompo Holdings, Inc.	81,035	3,112,551
Sony Corp.	300,516	27,933,020
Square Enix Holdings Co. Ltd.	23,800	1,461,284
Stanley Electric Co. Ltd.	26,200	770,441
Subaru Corp.	145,134	2,881,827
SUMCO Corp.	61,300	1,241,266
Sumitomo Chemical Co. Ltd.	361,022	1,279,484
Sumitomo Corp.	286,076	3,525,256
Sumitomo Dainippon Pharma Co. Ltd.	56,600	717,259
Sumitomo Electric Industries Ltd.	181,700	2,078,063
Sumitomo Metal Mining Co. Ltd.	56,500	2,103,597
Sumitomo Mitsui Financial Group, Inc.	308,815	8,968,650
Sumitomo Mitsui Trust Holdings, Inc.	81,081	2,369,522
Sumitomo Realty & Development Co. Ltd.	77,203	2,517,971
Sundrug Co. Ltd.	19,700	826,494

	Number of Shares	Value
Japan (Continued)
Suntory Beverage & Food Ltd.	32,300	$1,180,311
Suzuken Co. Ltd.	17,810	680,670
Suzuki Motor Corp.	85,526	4,590,878
Sysmex Corp.	38,307	4,010,493
T&D Holdings, Inc.	130,600	1,524,918
Taiheiyo Cement Corp.	33,400	897,705
Taisei Corp.	43,815	1,548,634
Taisho Pharmaceutical Holdings Co. Ltd.	8,234	523,695
Takeda Pharmaceutical Co. Ltd.	371,911	13,341,060
TDK Corp.	30,724	4,331,966
Teijin Ltd.	38,804	663,087
Terumo Corp.	159,344	6,329,498
THK Co. Ltd.	26,628	822,560
TIS, Inc.	53,700	1,068,856
Tobu Railway Co. Ltd.	45,479	1,363,499
Toho Co. Ltd.	26,100	1,105,000
Toho Gas Co. Ltd.	17,128	1,120,539
Tohoku Electric Power Co., Inc.	96,313	807,221
Tokio Marine Holdings, Inc.	151,750	7,543,894
Tokyo Century Corp.	11,400	754,540
Tokyo Electric Power Co. Holdings, Inc.*	356,600	929,073
Tokyo Electron Ltd.	35,064	11,913,028
Tokyo Gas Co. Ltd.	87,580	1,966,775
Tokyu Corp.	124,010	1,504,987
Tokyu Fudosan Holdings Corp.	136,100	659,642
Toppan Printing Co. Ltd.	65,189	889,792
Toray Industries, Inc.	335,643	1,819,995
Toshiba Corp.	89,516	2,505,419
Tosoh Corp.	64,840	1,022,286
TOTO Ltd.	30,615	1,733,091
Toyo Suisan Kaisha Ltd.	23,400	1,149,828
Toyoda Gosei Co. Ltd.	19,200	520,828
Toyota Industries Corp.	32,400	2,340,000
Toyota Motor Corp.	502,464	33,685,302
Toyota Tsusho Corp.	53,511	1,850,332
Trend Micro, Inc.	28,476	1,546,541
Tsuruha Holdings, Inc.	10,000	1,463,602
Unicharm Corp.	95,900	4,650,783
United Urban Investment Corp. REIT (b)	718	811,533
USS Co. Ltd.	50,300	1,052,253
Welcia Holdings Co. Ltd.	23,600	948,295
West Japan Railway Co.	41,906	1,912,262
Yakult Honsha Co. Ltd.	28,679	1,366,648
Yamada Holdings Co. Ltd.	156,800	744,950
Yamaha Corp.	34,881	1,991,291
Yamaha Motor Co. Ltd.	70,174	1,351,051
Yamato Holdings Co. Ltd.	76,071	1,921,449
Yamazaki Baking Co. Ltd. (b)	26,800	444,613
Yaskawa Electric Corp.	57,420	2,766,500
Yokogawa Electric Corp.	58,444	1,032,287
Z Holdings Corp.	635,900	4,001,784
ZOZO, Inc.	26,097	650,925

(Cost $757,887,468)		918,729,472

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Jordan — 0.0%
Hikma Pharmaceuticals PLC
(Cost $1,395,613)	43,763	$1,521,577

Luxembourg — 0.2%
ArcelorMittal SA*	168,576	3,086,671
Aroundtown SA*	237,087	1,645,386
Eurofins Scientific SE*	31,334	2,543,865
SES SA	90,675	824,842
Tenaris SA	117,132	906,231

(Cost $12,673,429)		9,006,995

Macau — 0.1%
Sands China Ltd.	596,751	2,448,272
Wynn Macau Ltd.*	380,376	648,760

(Cost $3,761,487)		3,097,032

Mexico — 0.0%
Fresnillo PLC
(Cost $546,874)	38,781	544,152

Netherlands — 4.7%
ABN AMRO Bank NV, 144A*	95,238	982,681
Adyen NV, 144A*	4,408	8,423,457
Aegon NV	435,182	1,627,921
Akzo Nobel NV	47,426	5,038,317
Altice Europe NV*	150,305	792,110
Argenx SE*	10,638	3,035,341
ASML Holding NV	102,013	44,275,573
EXOR NV	25,995	1,810,257
Heineken Holding NV	28,164	2,601,969
Heineken NV	61,111	6,452,783
ING Groep NV*	935,373	9,121,345
JDE Peet’s BV*	17,898	690,661
Just Eat Takeaway.com NV, 144A*	31,089	3,302,008
Koninklijke Ahold Delhaize NV	262,195	7,503,104
Koninklijke DSM NV	41,230	6,752,587
Koninklijke KPN NV	840,910	2,506,698
Koninklijke Philips NV*	217,454	11,247,162
Koninklijke Vopak NV	16,822	883,512
NN Group NV	73,697	2,993,320
Prosus NV*	116,987	12,676,548
QIAGEN NV*	55,265	2,663,945
Randstad NV*	28,160	1,746,716
Royal Dutch Shell PLC, Class A	974,396	16,513,106
Royal Dutch Shell PLC, Class B	884,136	14,547,354
Wolters Kluwer NV	64,936	5,445,367

(Cost $152,101,280)		173,633,842

New Zealand — 0.4%
a2 Milk Co. Ltd.*	178,686	1,848,097
Auckland International Airport Ltd.*	294,353	1,605,795
Fisher & Paykel Healthcare Corp. Ltd.	137,128	3,453,859
Mercury NZ Ltd.	170,455	717,139
Meridian Energy Ltd.	316,412	1,426,612
Ryman Healthcare Ltd.	100,157	1,034,490
Spark New Zealand Ltd.	470,802	1,505,377
Xero Ltd.*	28,993	2,819,907

(Cost $9,480,442)		14,411,276

	Number of Shares	Value
Norway — 0.6%
Adevinta ASA*	57,063	$941,653
DNB ASA*	225,066	4,077,090
Equinor ASA	237,856	3,748,627
Gjensidige Forsikring ASA	46,024	1,002,130
Mowi ASA	104,721	2,119,517
Norsk Hydro ASA	340,021	1,376,000
Orkla ASA	181,064	1,734,131
Schibsted ASA, Class A*	15,231	623,047
Schibsted ASA, Class B*	22,900	834,047
Telenor ASA	172,445	2,935,824
Yara International ASA	39,956	1,616,044

(Cost $22,722,050)		21,008,110

Portugal — 0.1%
EDP—Energias de Portugal SA	653,514	3,483,007
Galp Energia SGPS SA	120,315	1,297,976
Jeronimo Martins SGPS SA	53,604	918,201

(Cost $5,058,922)		5,699,184

Singapore — 1.0%
Ascendas Real Estate Investment Trust REIT	746,852	1,653,917
CapitaLand Integrated Commercial Trust REIT	1,097,217	1,587,146
CapitaLand Ltd.	615,500	1,436,465
City Developments Ltd.	107,800	626,954
DBS Group Holdings Ltd.	436,895	8,209,189
Genting Singapore Ltd.	1,391,978	861,456
Keppel Corp. Ltd.	357,100	1,349,959
Mapletree Commercial Trust REIT	553,200	841,463
Mapletree Logistics Trust REIT	646,874	950,186
Oversea-Chinese Banking Corp. Ltd.	808,043	6,073,201
Singapore Airlines Ltd.*	259,150	838,617
Singapore Exchange Ltd.	209,300	1,387,374
Singapore Technologies Engineering Ltd.	374,500	1,077,858
Singapore Telecommunications Ltd.	1,965,289	3,502,249
Suntec Real Estate Investment Trust REIT	633,000	712,694
United Overseas Bank Ltd.	280,154	4,702,134
UOL Group Ltd.	129,081	709,337
Venture Corp. Ltd.	77,100	1,082,498
Wilmar International Ltd.	463,166	1,453,923

(Cost $41,816,664)		39,056,620

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	65,364	2,065,413
Aena SME SA, 144A*	16,096	2,622,738
Amadeus IT Group SA	107,781	7,387,443
Banco Bilbao Vizcaya Argentaria SA	1,601,064	7,505,636
Banco Santander SA*	4,140,589	11,940,290
CaixaBank SA	862,977	2,210,129
Cellnex Telecom SA, 144A*	75,447	4,759,044
Enagas SA	59,360	1,445,892
Endesa SA	75,721	2,165,064
Ferrovial SA*	1,197	33,297
Ferrovial SA	117,361	3,264,665

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Grifols SA	71,801	$2,034,138
Iberdrola SA	1,450,020	19,795,938
Industria de Diseno Textil SA	260,533	8,655,143
Naturgy Energy Group SA	64,050	1,477,235
Red Electrica Corp. SA	102,779	2,100,752
Repsol SA	359,122	3,451,879
Siemens Gamesa Renewable Energy SA	57,238	2,043,513
Telefonica SA	1,127,641	4,919,060

(Cost $118,273,802)		89,877,269

Sweden — 3.1%
Alfa Laval AB*	73,613	1,856,439
Assa Abloy AB, Class B	244,544	5,819,286
Atlas Copco AB, Class A	158,337	7,978,786
Atlas Copco AB, Class B	95,453	4,214,582
Boliden AB	69,855	2,406,715
Electrolux AB, Series B	55,455	1,329,332
Epiroc AB, Class A	147,845	2,456,355
Epiroc AB, Class B	100,277	1,593,554
EQT AB	56,833	1,264,627
Essity AB, Class B	150,717	4,777,944
Evolution Gaming Group AB, 144A	37,732	3,225,536
Fastighets AB Balder, Class B*	18,553	927,553
Hennes & Mauritz AB, Class B*(b)	191,188	4,048,052
Hexagon AB, Class B*	67,646	5,613,966
Husqvarna AB, Class B	100,898	1,074,282
ICA Gruppen AB(b)	24,368	1,177,928
Industrivarden AB, Class A*	25,512	788,243
Industrivarden AB, Class C*	38,830	1,184,336
Investment AB Latour, Class B	37,786	994,774
Investor AB, Class B	106,792	7,390,984
Kinnevik AB, Class B*	60,455	3,009,393
L E Lundbergforetagen AB, Class B*	19,574	1,002,332
Lundin Energy AB	47,020	1,125,489
Nibe Industrier AB, Class B*	74,750	2,105,609
Sandvik AB*	269,518	6,044,350
Securitas AB, Class B*	74,529	1,225,220
Skandinaviska Enskilda Banken AB, Class A*	392,351	4,147,249
Skanska AB, Class B	76,107	1,808,416
SKF AB, Class B	89,746	2,209,931
Svenska Cellulosa AB SCA, Class B*	145,230	2,347,718
Svenska Handelsbanken AB, Class A*	366,029	3,717,092
Swedbank AB, Class A*	218,630	3,956,645
Swedish Match AB	40,628	3,272,257
Tele2 AB, Class B	123,955	1,594,077
Telefonaktiebolaget LM Ericsson, Class B	694,096	8,485,113
Telia Co. AB	622,242	2,637,867
Volvo AB, Class B*	343,106	7,792,681

(Cost $94,421,125)		116,604,713

Switzerland — 9.7%
ABB Ltd.	439,800	11,600,557
Adecco Group AG	36,707	2,223,222
Alcon, Inc.*	117,123	7,472,673

	Number of Shares	Value
Switzerland (Continued)
Baloise Holding AG	11,022	$1,900,575
Banque Cantonale Vaudoise	7,683	791,338
Barry Callebaut AG	701	1,504,980
Chocoladefabriken Lindt & Spruengli AG	22	1,956,094
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	260	2,218,762
Cie Financiere Richemont SA, Class A	124,344	10,327,907
Clariant AG	47,228	947,938
Coca-Cola HBC AG*	47,762	1,376,631
Credit Suisse Group AG	586,681	7,411,387
EMS-Chemie Holding AG	2,144	1,959,386
Geberit AG	8,852	5,328,246
Givaudan SA	2,194	8,942,587
Glencore PLC*	2,368,607	6,689,611
Julius Baer Group Ltd.	53,291	3,075,191
Kuehne + Nagel International AG	12,499	2,829,210
LafargeHolcim Ltd.*	124,004	6,503,472
Logitech International SA	39,202	3,467,463
Lonza Group AG	17,827	11,173,875
Nestle SA	686,479	76,432,402
Novartis AG	527,653	47,768,927
Partners Group Holding AG	4,549	4,880,633
Roche Holding AG	167,168	55,011,379
Schindler Holding AG	4,215	1,115,960
Schindler Holding AG Participation Certificates	10,078	2,750,310
SGS SA	1,493	4,253,510
Sika AG	33,804	8,626,297
Sonova Holding AG*	13,036	3,229,055
STMicroelectronics NV	152,105	5,954,816
Straumann Holding AG	2,637	3,023,663
Swatch Group AG — Bearer	6,736	1,661,856
Swatch Group AG — Registered	13,390	642,131
Swiss Life Holding AG	7,294	3,257,117
Swiss Prime Site AG	18,242	1,642,031
Swiss Re AG	67,578	6,173,673
Swisscom AG	6,160	3,253,700
Temenos AG	15,656	1,977,781
UBS Group AG	876,719	12,435,662
Vifor Pharma AG	9,918	1,454,822
Zurich Insurance Group AG	35,993	14,611,079

(Cost $305,930,374)		359,857,909

United Arab Emirates — 0.0%
NMC Health PLC*(d)
(Cost $1,368,921)	31,933	0

United Kingdom — 12.0%
3i Group PLC	241,208	3,442,372
Admiral Group PLC	46,681	1,777,992
Anglo American PLC	292,800	8,640,323
Ashtead Group PLC	107,402	4,554,654
Associated British Foods PLC	84,960	2,389,881
AstraZeneca PLC	313,772	32,648,744
Auto Trader Group PLC, 144A	228,667	1,708,976
AVEVA Group PLC	24,198	1,094,245
Aviva PLC	961,216	4,116,005

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
BAE Systems PLC	768,287	$5,162,183
Barclays PLC*	4,127,141	7,403,629
Barratt Developments PLC*	264,870	2,189,293
Berkeley Group Holdings PLC	30,576	1,884,855
BP PLC	4,808,875	15,876,735
British American Tobacco PLC	547,364	19,260,931
British Land Co. PLC REIT	205,887	1,294,715
BT Group PLC	2,105,263	3,278,148
Bunzl PLC	79,816	2,510,136
Burberry Group PLC	96,662	2,228,077
CNH Industrial NV*	244,002	2,668,421
Coca-Cola European Partners PLC	49,473	2,210,454
Compass Group PLC	423,929	7,482,737
Croda International PLC	33,375	2,650,058
Diageo PLC	557,531	21,406,265
Direct Line Insurance Group PLC	319,631	1,260,452
Evraz PLC	127,478	656,507
Ferguson PLC	53,610	6,020,652
Fiat Chrysler Automobiles NV*	273,984	4,270,258
GlaxoSmithKline PLC	1,195,954	21,843,108
Halma PLC	90,446	2,672,013
Hargreaves Lansdown PLC	78,802	1,502,286
HSBC Holdings PLC*	4,873,841	25,226,803
Imperial Brands PLC	224,774	4,078,342
Informa PLC*	360,809	2,550,331
InterContinental Hotels Group PLC*	41,055	2,541,231
Intertek Group PLC	39,948	2,940,836
J Sainsbury PLC	436,948	1,229,695
JD Sports Fashion PLC*	104,440	1,080,737
Johnson Matthey PLC	45,628	1,352,837
Kingfisher PLC*	501,867	1,830,561
Land Securities Group PLC REIT	167,241	1,466,169
Legal & General Group PLC	1,413,023	4,760,295
Lloyds Banking Group PLC*	16,988,207	8,067,163
London Stock Exchange Group PLC	76,977	8,318,537
M&G PLC	617,034	1,542,374
Melrose Industries PLC*	1,158,638	2,371,022
Mondi PLC	115,540	2,553,855
National Grid PLC	833,683	9,429,333
Natwest Group PLC*	1,148,048	2,366,186
Next PLC	31,725	2,771,117
Ocado Group PLC*	110,397	3,248,172
Pearson PLC	173,832	1,499,386
Persimmon PLC	76,297	2,701,562
Phoenix Group Holdings PLC	131,216	1,253,904
Prudential PLC	623,165	9,715,892
Reckitt Benckiser Group PLC	170,296	14,947,675
RELX PLC	460,721	10,733,332
Rentokil Initial PLC*	437,818	2,902,629
Rio Tinto PLC	268,793	17,322,238
Rolls-Royce Holdings PLC*(b)	1,970,472	2,776,672
RSA Insurance Group PLC	239,144	2,148,814
Sage Group PLC	267,231	2,155,369
Schroders PLC	29,557	1,268,413
Segro PLC REIT	279,916	3,403,313
Severn Trent PLC	56,671	1,804,914
Smith & Nephew PLC	206,951	4,003,265

	Number of Shares	Value
United Kingdom (Continued)
Smiths Group PLC	94,571	$1,839,470
Spirax-Sarco Engineering PLC	17,615	2,614,883
SSE PLC	247,640	4,427,198
St James’s Place PLC	131,422	1,787,095
Standard Chartered PLC*	643,702	3,880,564
Standard Life Aberdeen PLC	557,477	2,013,332
Taylor Wimpey PLC*	843,618	1,731,430
Tesco PLC	2,341,119	7,084,819
Unilever PLC	357,859	21,693,663
Unilever PLC	270,656	16,493,327
United Utilities Group PLC	162,838	1,954,657
Vodafone Group PLC	6,414,406	10,576,338
Whitbread PLC*	48,086	1,943,050
Wm Morrison Supermarkets PLC	572,452	1,372,552
WPP PLC	291,634	2,821,076

(Cost $546,432,024)		446,701,533

TOTAL COMMON STOCKS (Cost $3,365,245,378)		3,586,718,230

PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	14,613	965,685
FUCHS PETROLUB SE	16,712	955,282
Henkel AG & Co. KGaA	43,051	4,634,134
Porsche Automobil Holding SE	37,103	2,358,971
Sartorius AG	8,533	3,888,225
Volkswagen AG	44,146	7,442,909

(Cost $23,115,697)		20,245,206

TOTAL PREFERRED STOCKS (Cost $23,115,697)		20,245,206

RIGHTS — 0.0%
Germany — 0.0%
KION Group AG*, expires 12/9/20 (Cost $0)	15,777	3,011

Singapore — 0.0%
Ascendas Real Estate Investment Trust*, expires 12/8/20 (Cost $0)	28,047	209

Spain — 0.0%
Banco Santander SA*, expires 12/7/20 (Cost $477,509)	4,029,097	503,200

United Kingdom — 0.0%
AVEVA Group PLC*, expires 12/14/20 (Cost $174,220)	12,255	182,983

TOTAL RIGHTS (Cost $651,729)		689,403

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	255,836	50,675

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (e)(f) (Cost $10,400,011)	10,400,011	$10,400,011

CASH EQUIVALENTS — 1.0%
DWS ESG Liquidity Fund “Capital Shares”, 0.18% (e) (Cost $36,351,895)	36,351,895	36,351,895

TOTAL INVESTMENTS — 98.2% (Cost $3,435,764,710)		$3,654,455,420
Other assets and liabilities, net —1.8%		67,110,574

NET ASSETS — 100.0%		$3,721,565,994

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (c)
4,873,841	—	(1,085,535)		(2,657,781)	4,079,830	—	—	467,514	5,210,355

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (e) (f)
56,545,490	—	(46,145,479	)(g)	—	—	6,840	—	10,400,011	10,400,011

CASH EQUIVALENTS — 1.0%
DWS ESG Liquidity Fund “Capital Shares”, 0.18% (e)
36,319,577	46,840	–		—	(14,522)	48,638	—	36,351,895	36,351,895
DWS Government Money Market Series “Institutional Shares”, 0.04% (e)
21,017,231	544,688,079	(565,705,310)		—	—	9,338	—	—	—

118,756,139	544,734,919	(612,936,324)		(2,657,781)	4,065,308	64,816	—	47,219,420	51,962,261

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $10,925,588, which is 0.3% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,467,264.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	50	$7,150,972	$7,224,981	12/18/2020	$74,009
CAC40 10 EURO Futures	EUR	215	13,995,119	14,128,548	12/18/2020	133,429
DAX Index Futures	EUR	27	10,523,931	10,734,588	12/18/2020	210,657
FTSE/MIB Index Futures	EUR	2	214,294	263,083	12/18/2020	48,789
FTSE 100 Index Futures	GBP	145	11,716,036	12,163,838	12/18/2020	447,802
HANG SENG Index Futures	HKD	22	3,761,770	3,751,130	12/30/2020	(10,640)
IBEX 35 Index Futures	EUR	42	3,964,280	4,039,493	12/18/2020	75,213
MSCI EAFE Futures	USD	32	2,967,456	3,252,800	12/18/2020	285,344
OMXS30 Index Futures	SEK	200	4,464,890	4,460,236	12/18/2020	(4,654)
SPI 200 Futures	AUD	60	6,494,862	7,188,921	12/17/2020	694,059
SWISS MKT IX Futures	CHF	100	11,486,129	11,560,935	12/18/2020	74,806
TOPIX Index Futures	JPY	166	25,871,079	27,913,123	12/10/2020	2,042,044

Total net unrealized appreciation						$4,070,858

As of November 30, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2020	AUD	116,981,842	USD	82,162,314	$—	$(3,711,516)
JP Morgan & Chase Co.	12/3/2020	AUD	138,082,300	USD	96,980,377	—	(4,382,840)
RBC Capital Markets	12/3/2020	AUD	66,850,600	USD	46,952,719	—	(2,120,854)
Citigroup Global Markets	12/3/2020	CHF	110,000,800	USD	120,118,502	—	(944,911)
JP Morgan & Chase Co.	12/3/2020	CHF	113,211,100	USD	123,620,503	—	(976,065)
RBC Capital Markets	12/3/2020	CHF	108,499,800	USD	118,479,183	—	(932,277)
Citigroup Global Markets	12/3/2020	DKK	184,372,000	USD	28,864,998	—	(684,025)
JP Morgan & Chase Co.	12/3/2020	DKK	194,893,000	USD	30,511,577	—	(723,632)
RBC Capital Markets	12/3/2020	DKK	180,112,200	USD	28,198,201	—	(668,111)
Citigroup Global Markets	12/3/2020	EUR	320,515,700	USD	373,593,741	—	(8,777,757)
JP Morgan & Chase Co.	12/3/2020	EUR	311,868,000	USD	363,503,361	—	(8,551,531)
RBC Capital Markets	12/3/2020	EUR	303,535,800	USD	353,801,025	—	(8,313,650)
Citigroup Global Markets	12/3/2020	GBP	112,942,500	USD	146,059,726	—	(4,518,986)
JP Morgan & Chase Co.	12/3/2020	GBP	120,861,000	USD	156,298,593	—	(4,837,327)
RBC Capital Markets	12/3/2020	GBP	118,192,500	USD	152,849,141	—	(4,729,046)
Citigroup Global Markets	12/3/2020	HKD	17,291,000	USD	2,229,588	—	(1,219)
Citigroup Global Markets	12/3/2020	HKD	204,749,000	USD	26,401,079	—	(14,718)
JP Morgan & Chase Co.	12/3/2020	HKD	207,853,300	USD	26,801,514	—	(14,786)
RBC Capital Markets	12/3/2020	HKD	383,876,000	USD	49,498,217	—	(27,741)
Citigroup Global Markets	12/3/2020	ILS	8,966,300	USD	2,632,692	—	(77,919)
JP Morgan & Chase Co.	12/3/2020	ILS	11,086,900	USD	3,255,290	—	(96,401)
RBC Capital Markets	12/3/2020	ILS	16,488,100	USD	4,841,041	—	(143,493)
Citigroup Global Markets	12/3/2020	JPY	31,252,284,300	USD	299,045,462	—	(330,514)
JP Morgan & Chase Co.	12/3/2020	JPY	32,132,688,600	USD	307,464,246	—	(345,415)
RBC Capital Markets	12/3/2020	JPY	31,727,853,300	USD	303,595,775	—	(335,834)
Citigroup Global Markets	12/3/2020	NOK	27,831,400	USD	2,911,204	—	(217,434)
JP Morgan & Chase Co.	12/3/2020	NOK	22,921,200	USD	2,397,452	—	(179,211)
RBC Capital Markets	12/3/2020	NOK	113,290,200	USD	11,849,618	—	(885,783)
Citigroup Global Markets	12/3/2020	NZD	5,881,200	USD	3,886,985	—	(236,942)
JP Morgan & Chase Co.	12/3/2020	NZD	5,240,400	USD	3,463,448	—	(211,146)
RBC Capital Markets	12/3/2020	NZD	5,538,600	USD	3,660,516	—	(223,178)
Citigroup Global Markets	12/3/2020	SEK	331,091,400	USD	37,207,949	—	(1,398,193)
JP Morgan & Chase Co.	12/3/2020	SEK	352,772,300	USD	39,643,974	—	(1,490,218)
RBC Capital Markets	12/3/2020	SEK	341,923,800	USD	38,425,377	—	(1,443,851)
Citigroup Global Markets	12/3/2020	SGD	17,304,000	USD	12,672,086	—	(230,288)
JP Morgan & Chase Co.	12/3/2020	SGD	17,227,600	USD	12,616,331	—	(229,077)
RBC Capital Markets	12/3/2020	SGD	16,739,200	USD	12,258,660	—	(222,583)
Citigroup Global Markets	12/3/2020	USD	86,199,123	AUD	116,981,842	—	(325,293)

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/3/2020	USD	97,179,389	AUD	131,884,900	$—	$(365,548)
JP Morgan & Chase Co.	12/3/2020	USD	1,227,605	AUD	1,679,300	5,132	—
JP Morgan & Chase Co.	12/3/2020	USD	1,234,071	AUD	1,694,300	9,678	—
JP Morgan & Chase Co.	12/3/2020	USD	2,060,295	AUD	2,823,800	12,595	—
RBC Capital Markets	12/3/2020	USD	49,259,399	AUD	66,850,600	—	(185,826)
Citigroup Global Markets	12/3/2020	USD	3,016,319	CHF	2,745,400	5,182	—
Citigroup Global Markets	12/3/2020	USD	97,777,576	CHF	88,515,400	—	(360,318)
Citigroup Global Markets	12/3/2020	USD	20,464,637	CHF	18,740,000	160,016	—
JP Morgan & Chase Co.	12/3/2020	USD	121,430,686	CHF	109,931,200	—	(443,873)
JP Morgan & Chase Co.	12/3/2020	USD	1,792,407	CHF	1,632,700	4,491	—
JP Morgan & Chase Co.	12/3/2020	USD	1,822,471	CHF	1,647,200	—	(9,614)
RBC Capital Markets	12/3/2020	USD	119,852,862	CHF	108,499,800	—	(441,403)
Citigroup Global Markets	12/3/2020	USD	29,630,539	DKK	184,372,000	—	(81,516)
JP Morgan & Chase Co.	12/3/2020	USD	782,269	DKK	4,906,800	4,137	—
JP Morgan & Chase Co.	12/3/2020	USD	464,813	DKK	2,918,100	2,867	—
JP Morgan & Chase Co.	12/3/2020	USD	29,590,036	DKK	184,124,000	—	(80,759)
JP Morgan & Chase Co.	12/3/2020	USD	467,854	DKK	2,944,100	3,993	—
RBC Capital Markets	12/3/2020	USD	28,945,777	DKK	180,112,200	—	(79,465)
Citigroup Global Markets	12/3/2020	USD	63,676,691	EUR	54,628,000	1,493,877	—
Citigroup Global Markets	12/3/2020	USD	9,184,494	EUR	7,730,600	38,022	—
Citigroup Global Markets	12/3/2020	USD	308,814,493	EUR	258,157,100	—	(836,079)
JP Morgan & Chase Co.	12/3/2020	USD	5,453,600	EUR	4,597,500	31,164	—
JP Morgan & Chase Co.	12/3/2020	USD	362,008,518	EUR	302,632,100	—	(971,947)
JP Morgan & Chase Co.	12/3/2020	USD	5,488,948	EUR	4,638,400	44,609	—
RBC Capital Markets	12/3/2020	USD	363,089,524	EUR	303,535,800	—	(974,850)
Citigroup Global Markets	12/3/2020	USD	23,322,813	GBP	18,034,000	720,718	—
Citigroup Global Markets	12/3/2020	USD	126,708,352	GBP	94,908,500	—	(173,171)
JP Morgan & Chase Co.	12/3/2020	USD	2,316,042	GBP	1,742,200	6,717	—
JP Morgan & Chase Co.	12/3/2020	USD	156,682,937	GBP	117,361,100	—	(213,200)
JP Morgan & Chase Co.	12/3/2020	USD	2,311,358	GBP	1,757,700	32,066	—
RBC Capital Markets	12/3/2020	USD	3,888,999	GBP	2,929,500	16,708	—
RBC Capital Markets	12/3/2020	USD	153,882,790	GBP	115,263,000	—	(210,310)
Citigroup Global Markets	12/3/2020	USD	28,641,084	HKD	222,040,000	5,521	—
JP Morgan & Chase Co.	12/3/2020	USD	26,811,132	HKD	207,853,300	5,168	—
RBC Capital Markets	12/3/2020	USD	920,820	HKD	7,138,300	131	—
RBC Capital Markets	12/3/2020	USD	47,495,582	HKD	368,209,500	9,155	—
RBC Capital Markets	12/3/2020	USD	552,452	HKD	4,283,000	121	—
RBC Capital Markets	12/3/2020	USD	547,656	HKD	4,245,200	40	—
Citigroup Global Markets	12/3/2020	USD	2,712,991	ILS	8,966,300	—	(2,380)
JP Morgan & Chase Co.	12/3/2020	USD	3,354,635	ILS	11,086,900	—	(2,943)
RBC Capital Markets	12/3/2020	USD	56,917	ILS	192,300	1,218	—
RBC Capital Markets	12/3/2020	USD	95,791	ILS	320,500	1,100	—
RBC Capital Markets	12/3/2020	USD	57,126	ILS	190,600	494	—
RBC Capital Markets	12/3/2020	USD	4,776,112	ILS	15,784,700	—	(4,223)
Citigroup Global Markets	12/3/2020	USD	299,713,680	JPY	31,252,284,300	—	(337,704)
JP Morgan & Chase Co.	12/3/2020	USD	4,673,389	JPY	485,158,100	—	(25,899)
JP Morgan & Chase Co.	12/3/2020	USD	7,862,467	JPY	815,790,700	—	(47,738)
JP Morgan & Chase Co.	12/3/2020	USD	4,728,911	JPY	489,474,400	—	(40,073)
JP Morgan & Chase Co.	12/3/2020	USD	290,983,125	JPY	30,342,265,400	—	(324,522)
RBC Capital Markets	12/3/2020	USD	284,012,969	JPY	29,615,168,300	—	(319,469)
RBC Capital Markets	12/3/2020	USD	20,216,650	JPY	2,112,685,000	21,459	—
Citigroup Global Markets	12/3/2020	USD	3,142,480	NOK	27,831,400	—	(13,842)
JP Morgan & Chase Co.	12/3/2020	USD	2,588,036	NOK	22,921,200	—	(11,373)
RBC Capital Markets	12/3/2020	USD	12,435,128	NOK	110,132,000	—	(54,754)
RBC Capital Markets	12/3/2020	USD	94,041	NOK	863,400	3,017	—
RBC Capital Markets	12/3/2020	USD	95,036	NOK	855,800	1,168	—
RBC Capital Markets	12/3/2020	USD	160,160	NOK	1,439,000	1,603	—
Citigroup Global Markets	12/3/2020	USD	101,207	NZD	146,100	1,239	—

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2020	USD	59,396	NZD	87,700	$2,100	$—
Citigroup Global Markets	12/3/2020	USD	3,968,993	NZD	5,647,400	—	(9,007)
JP Morgan & Chase Co.	12/3/2020	USD	3,682,964	NZD	5,240,400	—	(8,369)
RBC Capital Markets	12/3/2020	USD	60,306	NZD	86,900	629	—
RBC Capital Markets	12/3/2020	USD	3,831,466	NZD	5,451,700	—	(8,706)
Citigroup Global Markets	12/3/2020	USD	38,725,753	SEK	331,091,400	—	(119,611)
JP Morgan & Chase Co.	12/3/2020	USD	586,991	SEK	5,106,800	8,476	—
JP Morgan & Chase Co.	12/3/2020	USD	990,858	SEK	8,511,300	1,582	—
JP Morgan & Chase Co.	12/3/2020	USD	39,668,318	SEK	339,154,200	—	(122,032)
RBC Capital Markets	12/3/2020	USD	6,237,021	SEK	55,497,000	234,077	—
RBC Capital Markets	12/3/2020	USD	32,909,631	SEK	281,365,000	—	(101,720)
RBC Capital Markets	12/3/2020	USD	587,470	SEK	5,061,800	2,750	—
Citigroup Global Markets	12/3/2020	USD	199,884	SGD	269,800	1,287	—
Citigroup Global Markets	12/3/2020	USD	334,511	SGD	449,700	798	—
Citigroup Global Markets	12/3/2020	USD	12,379,264	SGD	16,584,500	—	(13,370)
JP Morgan & Chase Co.	12/3/2020	USD	199,092	SGD	267,500	364	—
JP Morgan & Chase Co.	12/3/2020	USD	12,659,625	SGD	16,960,100	—	(13,673)
RBC Capital Markets	12/3/2020	USD	12,494,738	SGD	16,739,200	—	(13,495)
Citigroup Global Markets	1/6/2021	AUD	116,981,842	USD	86,229,070	321,489	—
JP Morgan & Chase Co.	1/6/2021	AUD	131,884,900	USD	97,214,338	362,445	—
RBC Capital Markets	1/6/2021	AUD	33,982,000	USD	25,048,472	93,219	—
RBC Capital Markets	1/6/2021	AUD	66,850,600	USD	49,276,446	183,585	—
Citigroup Global Markets	1/6/2021	CHF	88,515,400	USD	97,916,890	356,420	—
JP Morgan & Chase Co.	1/6/2021	CHF	16,273,000	USD	18,000,230	64,351	—
JP Morgan & Chase Co.	1/6/2021	CHF	109,931,200	USD	121,600,602	435,928	—
RBC Capital Markets	1/6/2021	CHF	108,499,800	USD	120,021,903	434,899	—
Citigroup Global Markets	1/6/2021	DKK	184,372,000	USD	29,662,312	80,087	—
JP Morgan & Chase Co.	1/6/2021	DKK	184,124,000	USD	29,621,788	79,355	—
RBC Capital Markets	1/6/2021	DKK	180,112,200	USD	28,977,211	78,465	—
Citigroup Global Markets	1/6/2021	EUR	258,157,100	USD	309,171,525	827,265	—
Citigroup Global Markets	1/6/2021	EUR	106,536,000	USD	127,568,550	321,366	—
JP Morgan & Chase Co.	1/6/2021	EUR	302,632,100	USD	362,423,124	957,680	—
RBC Capital Markets	1/6/2021	EUR	303,535,800	USD	363,506,886	962,058	—
Citigroup Global Markets	1/6/2021	GBP	42,544,000	USD	56,811,215	56,609	—
Citigroup Global Markets	1/6/2021	GBP	94,908,500	USD	126,783,710	173,740	—
JP Morgan & Chase Co.	1/6/2021	GBP	117,361,100	USD	156,777,354	215,135	—
RBC Capital Markets	1/6/2021	GBP	115,263,000	USD	153,973,848	210,540	—
Citigroup Global Markets	1/6/2021	HKD	222,040,000	USD	28,642,377	—	(5,933)
JP Morgan & Chase Co.	1/6/2021	HKD	95,798,000	USD	12,357,183	—	(2,981)
JP Morgan & Chase Co.	1/6/2021	HKD	207,853,300	USD	26,811,824	—	(6,072)
RBC Capital Markets	1/6/2021	HKD	368,209,500	USD	47,497,114	—	(10,451)
Citigroup Global Markets	1/6/2021	ILS	8,966,300	USD	2,713,463	2,303	—
JP Morgan & Chase Co.	1/6/2021	ILS	11,086,900	USD	3,355,061	2,690	—
RBC Capital Markets	1/6/2021	ILS	15,784,700	USD	4,776,403	3,548	—
Citigroup Global Markets	1/6/2021	JPY	31,252,284,300	USD	299,960,497	337,629	—
JP Morgan & Chase Co.	1/6/2021	JPY	30,342,265,400	USD	291,224,987	326,679	—
RBC Capital Markets	1/6/2021	JPY	29,615,168,300	USD	284,247,402	319,942	—
RBC Capital Markets	1/6/2021	JPY	7,134,555,000	USD	68,476,521	75,894	—
Citigroup Global Markets	1/6/2021	NOK	27,831,400	USD	3,143,103	13,797	—
JP Morgan & Chase Co.	1/6/2021	NOK	22,921,200	USD	2,588,620	11,408	—
RBC Capital Markets	1/6/2021	NOK	110,132,000	USD	12,437,759	54,744	—
Citigroup Global Markets	1/6/2021	NZD	5,647,400	USD	3,969,196	8,958	—
JP Morgan & Chase Co.	1/6/2021	NZD	5,240,400	USD	3,683,161	8,332	—
RBC Capital Markets	1/6/2021	NZD	5,451,700	USD	3,831,673	8,669	—
Citigroup Global Markets	1/6/2021	SGD	16,584,500	USD	12,379,541	13,458	—
JP Morgan & Chase Co.	1/6/2021	SGD	16,960,100	USD	12,658,775	12,629	—
RBC Capital Markets	1/6/2021	SGD	16,739,200	USD	12,494,831	13,397	—
Citigroup Global Markets	1/7/2021	SEK	331,091,400	USD	38,761,088	119,979	—

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	1/7/2021	SEK	118,693,000	USD	13,896,281	$43,825	$—
JP Morgan & Chase Co.	1/7/2021	SEK	339,154,200	USD	39,704,308	122,204	—
RBC Capital Markets	1/7/2021	SEK	281,365,000	USD	32,939,659	102,033	—

Total unrealized appreciation (depreciation)						$10,712,223	$(70,601,984)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$3,586,718,230	$—	$0	$3,586,718,230
Preferred Stocks	20,245,206	—	—	20,245,206
Rights (h)	689,194	209	—	689,403
Warrants	50,675	—	—	50,675
Short-Term Investments (h)	46,751,906	—	—	46,751,906
Derivatives
Forward Foreign Currency Contracts	—	10,712,223	—	10,712,223
Futures Contracts	4,086,152	—	—	4,086,152

TOTAL	$3,658,541,363	$10,712,432	$0	$3,669,253,795

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(70,601,984)	$—	$(70,601,984)
Futures Contracts	(15,294)	—	—	(15,294)

TOTAL	$(15,294)	$(70,601,984)	$—	$(70,617,278)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	18

This Page is Intentionally Left Blank

19

DBX ETF Trust

Statement of Assets and Liabilities

November 30, 2020 (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$3,602,493,159
Investment in affiliated securities at value	5,210,355
Investment in DWS ESG Liquidity Fund	36,351,895
Investment in DWS Government & Agency Securities Portfolio*	10,400,011
Foreign currency at value	7,490,886
Receivable for return of collateral pledged for forward foreign currency contracts	70,246,904
Unrealized appreciation on forward foreign currency contracts	10,712,223
Deposit with broker for futures contracts	9,337,057
Receivables:
Investment securities sold	79,730,610
Dividends	8,452,551
Interest	139
Securities lending income	26,259
Foreign tax reclaim	9,307,343

Total assets	$3,849,759,392

Liabilities
Due to custodian	$22,677,955
Payable upon return of securities loaned	10,400,011
Unrealized depreciation on forward foreign currency contracts	70,601,984
Payables:
Investment securities purchased	22,826,623
Investment advisory fees	1,048,888
Variation margin on futures contracts	637,937

Total liabilities	128,193,398

Net Assets, at value	$3,721,565,994

Net Assets Consist of
Paid-in capital	$3,864,431,914
Distributable earnings (loss)	(142,865,920)

Net Assets, at value	$3,721,565,994

Number of Common Shares outstanding	111,750,800

Net Asset Value	$33.30

Investment in non-affiliated securities at cost	$3,373,529,288

Investment in affiliated securities at cost	$15,483,516

Value of securities loaned	$10,925,588

Investment in DWS ESG Liquidity Fund at cost	$36,351,895

Investment in DWS Government & Agency Securities Portfolio at cost*	$10,400,011

Non-cash collateral for securities on loan	$4,467,264

Foreign currency at cost	$7,107,591

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	20

DBX ETF Trust

Statement of Operations

For the Six Months Ended November 30, 2020 (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF
Investment Income
Unaffiliated interest income	$6,884
Unaffiliated dividend income*	35,932,724
Income distributions from affiliated funds	57,976
Affiliated securities lending income	6,840
Unaffiliated non-cash dividend income	4,861,866
Unaffiliated securities lending income, net of borrower rebates	384,754

Total investment income	41,251,044

Expenses
Investment advisory fees	6,535,481
Other expenses	2,048

Total expenses	6,537,529

Less fees waived (see note 3):
Waiver	(20,238)

Net expenses	6,517,291

Net investment income (loss)	34,733,753

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(72,007,960)
Investments in affiliates	(1,037,693)
In-kind redemptions	27,941,702
In-kind redemptions in affiliates	(1,620,088)
Futures contracts	16,785,045
Foreign currency transactions	1,181,612
Forward foreign currency contracts	(155,753,042)
Payments by Affiliates (see note 6)	756

Net realized gain (loss)	(184,509,668)
Net change in unrealized appreciation (depreciation) on:
Investments	668,868,694
Investments in affiliates	4,065,308
Futures contracts	(5,236,739)
Foreign currency translations	1,015,100
Forward foreign currency contracts	(54,865,331)

Net change in unrealized appreciation (depreciation)	613,847,032

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	429,337,364

Net Increase (Decrease) in Net Assets Resulting from Operations	$464,071,117

* Unaffiliated foreign tax withheld	$2,864,336

See Notes to Financial Statements.	21

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI EAFE Hedged Equity ETF
	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$34,733,753	$99,734,732
Net realized gain (loss)	(184,509,668)	(53,828,366)
Net change in net unrealized appreciation (depreciation)	613,847,032	(143,224,625)

Net increase (decrease) in net assets resulting from operations	464,071,117	(97,318,259)

Distributions to Shareholders	(47,269,581)	(157,107,983)

Fund Shares Transactions
Proceeds from shares sold	—	78,850,231
Value of shares redeemed	(525,753,989)	(708,987,904)

Net increase (decrease) in net assets resulting from fund share transactions	(525,753,989)	(630,137,673)

Total net increase (decrease) in Net Assets	(108,952,453)	(884,563,915)

Net Assets
Beginning of period	3,830,518,447	4,715,082,362

End of period	$3,721,565,994	$3,830,518,447

Changes in Shares Outstanding
Shares outstanding, beginning of period	128,750,800	152,750,800
Shares sold	—	2,400,000
Shares redeemed	(17,000,000)	(26,400,000)

Shares outstanding, end of period	111,750,800	128,750,800

See Notes to Financial Statements.	22

DBX ETF Trust

Financial Highlights

Xtrackers MSCI EAFE Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,
			2020		2019		2018	2017	2016
Net Asset Value, beginning of period	$29.75		$30.87		$31.86		$30.68	$26.48	$30.75

Income (loss) from investment operations:
Net investment income (loss) (a)	0.29		0.66		0.91		0.80	0.74	0.76
Net realized and unrealized gain (loss)	3.63		(0.76)		(1.00)		1.33	4.18	(4.03)

Total from investment operations	3.92		(0.10)		(0.09)		2.13	4.92	(3.27)

Less distributions from:
Net investment income	(0.37)		(1.02)		(0.90)		(0.95)	(0.72)	(0.88)
Net realized gains	—		—		—		—	—	(0.12)

Total distributions	(0.37)		(1.02)		(0.90)		(0.95)	(0.72)	(1.00)

Net Asset Value, end of period	$33.30		$29.75		$30.87		$31.86	$30.68	$26.48

Total Return (%)	13.31	**(b)	(0.56	)(b)	(0.14	)(b)	7.05	19.17	(10.90)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3,722		3,831		4,715		6,140	8,638	11,984
Ratio of expenses before fee waiver (%)	0.35	*	0.36		0.36		0.35	0.35	0.35
Ratio of expenses after fee waiver (%)	0.35	*	0.36		0.36		0.35	0.35	0.35
Ratio of net investment income (loss) (%)	1.73	*	2.10		2.93		2.57	2.72	2.82
Portfolio turnover rate (%) (c)	3	**	9		5		10	14	15

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	23

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2020, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), a diversified series of the Trust. The Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (“Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 200,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of the Fund is to track the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”).

MSCI is the creator of the MSCI EAFE US Dollar Hedged Index. The MSCI EAFE US Dollar Hedged Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The Underlying Index is rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of the Underlying Index marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

The Fund is entitled to use its Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Fund in connection with the licensing agreement.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation    The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

24

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-ended investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in

25

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. For the period ended November 30, 2020, the Fund did not incur any interest or penalties.

At May 31, 2020, for Federal income tax purposes, the Fund had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Short-Term	Long-Term	Total Amount
$949,614	$119,877,054	$120,826,668

As of May 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
$4,336,737,752	$(482,694,717)	$534,603,420	$(1,017,298,137)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of November 30, 2020, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

26

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities Lending    The Fund may lend securities to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2020, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of November 30, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2020, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2020

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Common Stocks	$10,400,011	$—	$676,630	$3,790,634	$14,867,275

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$14,867,275

Derivatives

Forward Foreign Currency Contracts    The Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2020, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2020 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the period ended November 30, 2020.

Futures Contracts    The Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of

27

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2020, the Fund utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2020 is included in a table following the Fund’s Schedule of Investments.

The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Equity contracts	Unrealized appreciation on futures contracts*	$4,086,152	Unrealized depreciation on futures contracts*	$15,294

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	10,712,223	Unrealized depreciation on forward foreign currency contracts	70,601,984

	Total	$14,798,375	Total	$70,617,278

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the period ended November 30, 2020 and the related location in the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$16,785,045	$(155,753,042)	$(138,967,997)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$(5,236,739)	$(54,865,331)	$(60,102,070)

28

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For the period ended November 30, 2020 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
$100,914,238	$(3,624,799,198)

As of November 30, 2020, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statement of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivatives Liabilities
Citigroup Global Markets	$5,105,685	$(5,105,685)	$—	$—	$23,422,646	$(5,105,685)	$18,316,961	$—
JP Morgan & Chase Co.	2,771,875	(2,771,875)	—	—	24,728,265	(2,771,875)	21,956,390	$—
RBC Capital Markets	2,834,663	(2,834,663)	—	—	22,451,073	(2,834,663)	19,616,410	$—

	$10,712,223	$(10,712,223)	$—	$—	$70,601,984	$(10,712,223)	$59,889,761	$—

(a)	The actual collateral received or pledged may be more than amount shown.

Affiliated Cash Management Vehicles    The Fund may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV and DWS ESG Liquidity Fund maintains a floating NAV. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Advisor is entitled to receive a unitary advisory fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.35%.

29

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Advisor for the Fund has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period from June 1, 2020 through November 30, 2020, the Advisor waived $20,238 of expenses to the Fund.

Out of the unitary advisory fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for the Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	Sales
$116,836,657	$362,277,769

For the period ended November 30, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$—	$511,078,075

5. Fund Share Transactions

As of November 30, 2020, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the period ended November 30, 2020, the Advisor agreed to reimburse Xtrackers MSCI EAFE Hedged Equity ETF $756 for a loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

7. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread

30

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

31

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about the Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

32

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

33

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2021 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049078-5 (1/21) DBX004706 (1/22)

November 30, 2020

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this semi-annual report of our six currency hedged equity ETFs for the period ended November 30, 2020.

Major economies globally saw a deceleration in the pace, if not the direction, of contraction in most economic and fundamental indicators, thanks to proactive administrators and central banks. While reported growth numbers recovered partially, equity markets have surpassed record levels as investors reacted positively to abundant liquidity and steady progress in the development of a COVID-19 vaccine. Leading central banks worldwide continued their support while hinting at sustaining a lenient policy until their respective economies transition steadily out of the recessionary phase. Emerging market equity indices outpaced developed markets’ over the reporting period on solid gains posted by major economies like China, India, Taiwan, and Korea.

The U.S. GDP1 recovered marginally by the end of the review period, as lockdown measures were eased and unemployment levels receded partially. Weekly unemployment benefits helped maintain basic consumer spending, while anchoring housing investment. The Federal Reserve Board (FRB) maintained the federal funds rate near zero levels to infuse liquidity into the economy and adopted an accommodative stance to bring inflation back to target levels. Access to cheap credit helped boost business and investor confidence, as it was expected to spur investments. Further, equity markets avoided volatility, as the outcome of the presidential elections was in line with early predictions, confirming Democratic leader Joe Biden as President elect.

The Eurozone GDP oscillated between record contraction and all-time-high expansion over the prior two quarters in response to the level of restrictions imposed across the economies. Strong domestic demand buoyed industrial and business investment. However, consumer confidence has yet to gain strength amid a second wave of COVID-19 cases. Despite record liquidity levels, inflation levels slipped into negative territory, weighed down by lower energy costs. In addition to the factors contributing to the Eurozone’s growth, Germany fortified its balance of trade position by increasing exports. By magnitude, France charted the biggest recovery, building on government and household consumption. The U.K. economy also reported sharp recoveries; however, most fundamental factors fell short of pre-pandemic levels. Meanwhile, Brexit2 negotiations during the period were back to their “no deal” inertia as administration at both ends faced an amped critical responsibility against their respective current economic backdrops.

Returning to normalcy after posting solid growth in the last quarter, China steadily shifted to a more balanced support base by adding a consumption pillar, along with the industrial sector, which has been the principal growth catalyst. Furthermore, the country positioned itself as the hub for medical equipment and medicinal raw materials, creating a new market subtly called “lockdown goods.” As a result, despite a restrictive trade environment, China’s exports were steadfast, growing through the period. Elsewhere, Japan’s economy faced uncertainties, as its renowned prime minister Shinzo Abe had resigned and was replaced by Yoshihide Suga. His persistence with abenomic policies shall aid him in gradually gaining the trust of the markets.

Governments and central banks have worked together to revitalize the economy to an extent. However, the economic drivers would require additional stimulus packages to reclaim pre-COVID-19 levels. Keeping the significance of the recovery in mind, governments have reassured further support, even in case of a second wave. In addition, prospects of an effective vaccine are expected to sustain the current momentum. Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

1

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

2 Brexit is a combination of words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

This Page is Intentionally Left Blank

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Xtrackers MSCI All World ex US Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2020 (12.0% of Net Assets)

Description	% of Net Assets
Alibaba Group Holding Ltd. (China)	2.0%
Tencent Holdings Ltd. (China)	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.7%
Samsung Electronics Co. Ltd. (South Korea)	1.4%
Nestle SA (Switzerland)	1.3%
Roche Holding AG (Switzerland)	1.0%
Novartis AG (Switzerland)	0.8%
ASML Holding NV (Netherlands)	0.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	0.7%
Toyota Motor Corp. (Japan)	0.6%

Country Diversification* as of November 30, 2020

Japan	16.1%
China	11.4%
United Kingdom	7.8%
France	6.9%
Canada	6.4%
Switzerland	6.3%
Germany	5.8%
Australia	4.5%
South Korea	3.8%
Taiwan	3.8%
Netherlands	3.0%
Hong Kong	2.9%
India	2.7%
Sweden	2.0%
Other	16.6%

Total	100.0%

Sector Diversification* as of November 30, 2020

Financials	18.2%
Consumer Discretionary	13.9%
Information Technology	12.0%
Industrials	11.7%
Health Care	9.8%
Consumer Staples	9.0%
Materials	7.8%
Communication Services	7.2%
Energy	4.3%
Utilities	3.4%
Real Estate	2.7%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 11.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Xtrackers MSCI Emerging Markets Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into and index.

Ten Largest Equity Holdings as of November 30, 2020 (29.3% of Net Assets)

Description	% of Net Assets
Alibaba Group Holding Ltd. (China)	6.7%
Tencent Holdings Ltd. (China)	5.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.6%
Samsung Electronics Co. Ltd. (South Korea)	4.5%
Meituan (China)	1.8%
Naspers Ltd. (South Africa)	1.2%
China Construction Bank Corp. (China)	1.0%
Reliance Industries Ltd. (India)	1.0%
JD.com, Inc. (China)	1.0%
Ping An Insurance Group Co. of China Ltd. (China)	0.9%

Country Diversification* as of November 30, 2020

China	37.6%
South Korea	12.5%
Taiwan	12.3%
India	9.0%
Brazil	4.8%
South Africa	3.4%
Hong Kong	3.0%
Russia	2.9%
Saudi Arabia	2.6%
Other	11.9%

Total	100.0%

Sector Diversification* as of November 30, 2020

Consumer Discretionary	19.4%
Information Technology	18.9%
Financials	18.3%
Communication Services	12.1%
Materials	7.3%
Consumer Staples	5.7%
Energy	5.0%
Health Care	4.6%
Industrials	4.4%
Real Estate	2.2%
Utilities	2.1%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 38.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

The X-trackers MSCI Europe Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2020 (17.7% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	3.3%
Roche Holding AG (Switzerland)	2.4%
Novartis AG (Switzerland)	2.1%
ASML Holding NV (Netherlands)	1.9%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.6%
AstraZeneca PLC (United Kingdom)	1.4%
Royal Dutch Shell PLC, Class A (Netherlands)	1.3%
SAP SE (Germany)	1.3%
Novo Nordisk A/S, Class B (Denmark)	1.2%
Sanofi (France)	1.2%

Country Diversification* as of November 30, 2020

United Kingdom	19.8%
France	17.6%
Switzerland	16.0%
Germany	14.7%
Netherlands	7.7%
Sweden	5.1%
Spain	4.0%
Denmark	4.0%
Italy	3.4%
Finland	2.0%
Other	5.7%

Total	100.0%

Sector Diversification* as of November 30, 2020

Financials	15.7%
Health Care	14.8%
Industrials	14.6%
Consumer Staples	13.6%
Consumer Discretionary	11.2%
Materials	7.9%
Information Technology	7.4%
Utilities	5.0%
Energy	4.4%
Communication Services	4.0%
Real Estate	1.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 58.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

The Xtrackers MSCI Eurozone Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2020 (21.0% of Net Assets)

Description	% of Net Assets
ASML Holding NV (Netherlands)	3.4%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.9%
SAP SE (Germany)	2.3%
Sanofi (France)	2.1%
TOTAL SE (France)	1.9%
Siemens AG (Germany)	1.9%
Allianz SE (Germany)	1.8%
L’Oreal SA (France)	1.7%
Iberdrola SA (Spain)	1.5%
Enel SpA (Italy)	1.5%

Country Diversification* as of November 30, 2020

France	31.8%
Germany	27.7%
Netherlands	12.2%
Spain	7.9%
Italy	7.4%
Finland	3.7%
Belgium	3.3%
Ireland	2.3%
Other	3.7%

Total	100.0%

Sector Diversification* as of November 30, 2020

Industrials	16.0%
Consumer Discretionary	15.8%
Financials	14.2%
Information Technology	11.9%
Health Care	8.3%
Consumer Staples	7.7%
Materials	7.4%
Utilities	7.2%
Communication Services	4.9%
Energy	3.8%
Real Estate	2.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 66.

7

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

The Xtrackers MSCI Germany Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the German equity market while mitigating exposure to fluctuations between the value of the US dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2020 (50.8% of Net Assets)

Description	% of Net Assets
SAP SE	8.9%
Siemens AG	7.2%
Allianz SE	6.9%
BASF SE	4.7%
adidas AG	4.3%
Deutsche Telekom AG	4.2%
Daimler AG	4.0%
Bayer AG	4.0%
Deutsche Post AG	3.4%
Infineon Technologies AG	3.2%

Sector Diversification* as of November 30, 2020

Consumer Discretionary	18.8%
Industrials	15.4%
Financials	14.9%
Information Technology	13.6%
Health Care	11.3%
Materials	8.6%
Communication Services	5.4%
Real Estate	5.0%
Utilities	4.1%
Consumer Staples	2.9%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 75.

8

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The Xtrackers MSCI Japan Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the US dollar and Japanese yen. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2020 (20.5% of Net Assets)

Description	% of Net Assets
Toyota Motor Corp.	3.6%
Sony Corp.	3.0%
SoftBank Group Corp.	2.8%
Keyence Corp.	2.3%
Nintendo Co. Ltd.	1.6%
Daiichi Sankyo Co. Ltd.	1.5%
Shin-Etsu Chemical Co. Ltd.	1.5%
Nidec Corp.	1.4%
Daikin Industries Ltd.	1.4%
Takeda Pharmaceutical Co. Ltd.	1.4%

Sector Diversification* as of November 30, 2020

Industrials	20.8%
Consumer Discretionary	18.0%
Information Technology	13.8%
Health Care	11.5%
Communication Services	9.4%
Financials	8.4%
Consumer Staples	7.8%
Materials	5.1%
Real Estate	3.4%
Utilities	1.3%
Energy	0.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 78.

9

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds limted these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI All World ex US Hedged Equity ETF
Actual	$1,000.00	$1,168.80	0.40%	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.40%	$2.03
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Actual	$1,000.00	$1,263.70	0.65%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Xtrackers MSCI Europe Hedged Equity ETF
Actual	$1,000.00	$1,122.30	0.45%	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Xtrackers MSCI Eurozone Hedged Equity ETF
Actual	$1,000.00	$1,174.20	0.45%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Xtrackers MSCI Germany Hedged Equity ETF
Actual	$1,000.00	$1,134.50	0.45%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Xtrackers MSCI Japan Hedged Equity ETF
Actual	$1,000.00	$1,146.70	0.45%	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.8%
Argentina — 0.0%
Globant SA* (Cost $15,626)	160	$30,189

Australia — 4.4%
Afterpay Ltd.*	927	64,651
AGL Energy Ltd.	2,811	27,856
AMP Ltd.	14,205	17,830
Ampol Ltd.	613	13,792
APA Group (a)	5,164	39,233
Aristocrat Leisure Ltd.*	2,443	57,493
ASX Ltd.	919	52,018
Aurizon Holdings Ltd.	5,429	16,937
AusNet Services	8,265	11,254
Australia & New Zealand Banking Group Ltd.	11,989	199,244
BHP Group Ltd.	12,784	357,253
BHP Group PLC	8,924	202,083
BlueScope Steel Ltd.	2,590	32,510
Brambles Ltd.	5,833	46,928
Coca-Cola Amatil Ltd.	2,675	24,839
Cochlear Ltd.	270	43,686
Coles Group Ltd.	6,074	79,631
Commonwealth Bank of Australia	7,435	431,537
Computershare Ltd.	2,035	21,331
Crown Resorts Ltd.	1,822	12,893
CSL Ltd.	1,936	422,613
Dexus REIT	4,525	32,452
Evolution Mining Ltd.	5,259	19,186
Fortescue Metals Group Ltd.	7,464	99,881
Goodman Group REIT	6,808	93,352
GPT Group REIT	8,392	29,076
Insurance Australia Group Ltd.	10,917	41,270
Lendlease Corp. Ltd. (a)	2,651	27,555
Macquarie Group Ltd.	1,475	150,141
Magellan Financial Group Ltd.	555	24,110
Medibank Pvt Ltd.	11,844	24,778
Mirvac Group REIT	17,279	32,724
National Australia Bank Ltd.	13,407	225,270
Newcrest Mining Ltd.	3,395	67,112
Northern Star Resources Ltd.	3,320	30,731
Oil Search Ltd.	8,047	21,501
Orica Ltd.	1,679	19,904
Origin Energy Ltd.	8,188	31,134
Qantas Airways Ltd.*	3,240	12,795
QBE Insurance Group Ltd.	6,328	46,451
Ramsay Health Care Ltd.	813	37,627
REA Group Ltd.	238	25,374
Rio Tinto Ltd.	1,631	121,400
Santos Ltd.	8,143	36,821
Scentre Group REIT	24,235	49,811
SEEK Ltd.	1,479	28,281
Sonic Healthcare Ltd.	1,847	44,660
South32 Ltd.	22,454	39,558
Stockland REIT	10,846	36,225
Suncorp Group Ltd.	3,561	26,375
Sydney Airport (a)	5,920	29,159

	Number of Shares	Value
Australia (Continued)
Tabcorp Holdings Ltd.	10,200	$28,751
Telstra Corp. Ltd.	18,517	41,729
TPG Telecom Ltd.*	1,607	9,048
Transurban Group (a)	11,965	123,136
Treasury Wine Estates Ltd.	3,425	21,596
Vicinity Centres REIT	12,562	15,215
Washington H Soul Pattinson & Co. Ltd.	950	20,251
Wesfarmers Ltd.	4,596	166,829
Westpac Banking Corp.	14,715	217,435
WiseTech Global Ltd. (b)	731	16,581
Woodside Petroleum Ltd.	4,190	68,803
Woolworths Group Ltd.	5,335	144,820

(Cost $4,348,124)		4,554,520

Austria — 0.1%
Erste Group Bank AG*	1,350	38,809
OMV AG	674	22,833
Raiffeisen Bank International AG*	677	12,969
Verbund AG	260	18,252
voestalpine AG	416	13,319

(Cost $130,893)		106,182

Belgium — 0.6%
Ageas SA/NV	625	30,731
Anheuser-Busch InBev SA/NV	3,314	220,900
Elia Group SA/NV	212	23,973
Etablissements Franz Colruyt NV	217	12,948
Galapagos NV*	192	23,624
Groupe Bruxelles Lambert SA	472	45,988
KBC Group NV*	1,049	73,076
Proximus SADP	695	14,516
Sofina SA	99	31,412
Solvay SA	335	38,298
UCB SA	490	52,348
Umicore SA	851	38,138

(Cost $730,586)		605,952

Brazil — 1.1%
Ambev SA	20,724	54,079
Atacadao SA	1,728	6,486
B2W Cia Digital*	906	11,905
B3 SA — Brasil Bolsa Balcao	9,375	98,223
Banco Bradesco SA	5,817	23,507
Banco BTG Pactual SA	1,039	15,364
Banco do Brasil SA	3,608	22,803
Banco Santander Brasil SA	2,882	21,061
BB Seguridade Participacoes SA	3,381	18,024
BRF SA*	2,728	11,218
CCR SA	5,921	14,412
Cia Brasileira de Distribuicao	602	7,782
Cia de Saneamento Basico do Estado de Sao Paulo	1,764	14,665
Cia Siderurgica Nacional SA	2,953	12,959
Cosan SA	700	10,131
Energisa SA	1,284	11,154
Engie Brasil Energia SA	1,304	10,306
Equatorial Energia SA	4,715	19,177

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Brazil (Continued)
Hapvida Participacoes e Investimentos SA, 144A	5,245	$14,117
Hypera SA	1,860	11,148
JBS SA	5,044	21,796
Klabin SA	2,672	12,509
Localiza Rent a Car SA	3,286	41,230
Lojas Renner SA	3,596	29,990
Magazine Luiza SA	12,828	55,982
Multiplan Empreendimentos Imobiliarios SA	1,318	5,577
Natura & Co. Holding SA*	2,956	27,814
Notre Dame Intermedica Participacoes SA	2,113	27,017
Petrobras Distribuidora SA	3,362	12,883
Petroleo Brasileiro SA	12,634	60,253
Raia Drogasil SA	5,825	28,106
Rumo SA*	5,811	20,565
Sul America SA	1,663	13,292
Suzano SA*	3,255	34,328
Telefonica Brasil SA	1,890	15,787
TIM SA	3,349	8,433
Ultrapar Participacoes SA	3,444	13,069
Vale SA	14,895	216,861
Via Varejo S/A*	5,215	17,278
WEG SA	3,417	46,924

(Cost $835,601)		1,118,215

Canada — 6.2%
Agnico Eagle Mines Ltd.	1,065	69,795
Air Canada*	488	9,281
Algonquin Power & Utilities Corp.	2,408	37,732
Alimentation Couche-Tard, Inc., Class B	3,523	116,999
AltaGas Ltd.	1,696	24,342
Atco Ltd., Class I	342	10,281
B2Gold Corp.	4,622	25,767
Bank of Montreal	2,736	196,620
Bank of Nova Scotia	5,291	257,481
Barrick Gold Corp.	7,455	171,120
BCE, Inc.	659	28,568
BlackBerry Ltd.*	3,030	17,848
Brookfield Asset Management, Inc., Class A	5,429	219,259
CAE, Inc.	784	18,968
Cameco Corp.	1,544	15,444
Canadian Apartment Properties REIT (b)	476	18,751
Canadian Imperial Bank of Commerce	1,960	165,227
Canadian National Railway Co.	3,034	317,721
Canadian Natural Resources Ltd.	4,726	107,824
Canadian Pacific Railway Ltd.	574	185,442
Canadian Tire Corp. Ltd., Class A	220	28,115
Canadian Utilities Ltd., Class A	597	14,912
Canopy Growth Corp.*(b)	890	25,575
CCL Industries, Inc., Class B	686	30,246
Cenovus Energy, Inc.	4,937	24,482
CGI, Inc.*	912	67,352
CI Financial Corp.	507	6,644
Constellation Software, Inc.	85	105,262
Dollarama, Inc.	1,419	58,084

	Number of Shares	Value
Canada (Continued)
Emera, Inc.	1,066	$44,201
Empire Co. Ltd., Class A	779	21,318
Enbridge, Inc.	8,553	267,121
Fairfax Financial Holdings Ltd.	116	39,783
First Quantum Minerals Ltd.	3,008	42,687
FirstService Corp.	185	25,231
Fortis, Inc.	2,033	81,855
Franco-Nevada Corp.	781	103,959
George Weston Ltd.	234	17,317
GFL Environmental, Inc.	816	22,243
Gildan Activewear, Inc.	1,023	26,751
Great-West Lifeco, Inc.	1,360	31,636
Hydro One Ltd., 144A	1,636	38,170
iA Financial Corp., Inc.	484	21,194
IGM Financial, Inc.	500	13,225
Imperial Oil Ltd. (b)	1,260	21,810
Intact Financial Corp.	636	71,151
Inter Pipeline Ltd. (b)	1,617	16,111
Keyera Corp. (b)	986	17,014
Kinross Gold Corp.	4,650	33,120
Kirkland Lake Gold Ltd.	1,118	45,806
Loblaw Cos. Ltd.	615	30,402
Lundin Mining Corp.	3,012	24,074
Magna International, Inc.	1,157	70,951
Manulife Financial Corp.	7,642	130,221
Metro, Inc.	1,190	54,667
National Bank of Canada	1,439	79,712
Northland Power, Inc.	811	27,795
Nutrien Ltd.	2,535	125,120
Onex Corp.	352	18,802
Open Text Corp.	1,127	49,750
Pan American Silver Corp.	930	27,369
Parkland Corp.	651	19,941
Pembina Pipeline Corp.	2,394	61,053
Power Corp. of Canada	2,548	57,368
Quebecor, Inc., Class B	763	19,000
Restaurant Brands International, Inc.	1,179	67,189
Ritchie Bros Auctioneers, Inc.	492	35,387
Rogers Communications, Inc., Class B	1,348	63,586
Royal Bank of Canada	5,903	482,076
Saputo, Inc.	971	26,939
Shaw Communications, Inc., Class B	2,345	40,772
Shopify, Inc., Class A*	459	494,014
SSR Mining, Inc.*	942	17,437
Sun Life Financial, Inc.	2,401	106,619
Suncor Energy, Inc.	6,387	102,147
TC Energy Corp.	3,924	172,617
Teck Resources Ltd., Class B	2,319	36,641
TELUS Corp.	1,085	20,928
Thomson Reuters Corp.	718	56,911
TMX Group Ltd.	249	24,501
Toromont Industries Ltd.	322	22,027
Toronto-Dominion Bank	7,761	414,016
Wheaton Precious Metals Corp.	2,057	79,400
WSP Global, Inc.	441	32,752
Yamana Gold, Inc.	4,243	22,151

(Cost $5,622,752)		6,491,180

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Chile — 0.1%
Antofagasta PLC	1,894	$31,651
Banco de Chile	190,744	16,811
Banco de Credito e Inversiones SA	196	6,843
Banco Santander Chile	312,455	13,574
Cencosud SA	8,433	14,574
Colbun SA	47,510	7,608
Empresas CMPC SA	7,757	16,800
Empresas COPEC SA	95	754
Enel Americas SA	168,740	24,495
Enel Chile SA	123,794	8,623
Falabella SA	2,985	10,229

(Cost $180,664)		151,962

China — 11.2%
360 Security Technology, Inc., Class A	3,700	9,328
3SBio, Inc., 144A*	9,800	9,710
51job, Inc., ADR*	104	7,332
AAC Technologies Holdings, Inc. (b)	3,648	20,426
Accelink Technologies Co. Ltd., Class A	2,700	12,589
AECC Aviation Power Co. Ltd., Class A	2,000	13,766
Agile Group Holdings Ltd.	7,427	10,732
Agricultural Bank of China Ltd., Class A	19,900	9,944
Agricultural Bank of China Ltd., Class H	121,175	45,962
Aier Eye Hospital Group Co. Ltd., Class A	930	8,644
Air China Ltd., Class H	10,150	8,211
Airtac International Group	527	15,346
AK Medical Holdings Ltd., 144A	3,730	5,900
Alibaba Group Holding Ltd., ADR*	7,994	2,105,300
A-Living Smart City Services Co. Ltd., 144A	1,636	6,891
Aluminum Corp. of China Ltd., Class H*	19,085	7,535
Anhui Conch Cement Co. Ltd., Class A	1,200	10,297
Anhui Conch Cement Co. Ltd., Class H	5,374	34,389
Anhui Gujing Distillery Co. Ltd., Class B	1,210	14,331
ANTA Sports Products Ltd.	4,731	64,333
Autohome, Inc., ADR	292	27,571
AVIC Shenyang Aircraft Co. Ltd., Class A	1,770	16,326
AviChina Industry & Technology Co. Ltd., Class H	22,400	13,640
Baidu, Inc., ADR*	1,133	157,476
Bank of Beijing Co. Ltd., Class A	11,100	8,227
Bank of China Ltd., Class A	16,800	8,420
Bank of China Ltd., Class H	324,363	114,662
Bank of Communications Co. Ltd., Class A	13,200	9,443
Bank of Communications Co. Ltd., Class H	20,728	11,472
Bank of Jiangsu Co. Ltd., Class A	10,000	9,462
Bank of Ningbo Co. Ltd., Class A	1,900	10,648
Bank of Shanghai Co. Ltd., Class A	5,590	6,851
Baozun, Inc., ADR*(b)	163	6,057
BeiGene Ltd., ADR*	170	43,467
Beijing Capital International Airport Co. Ltd., Class H	6,648	4,983
BGI Genomics Co. Ltd., Class A	500	9,934

	Number of Shares	Value
China (Continued)
Bilibili, Inc., ADR*(b)	436	$27,407
BOE Technology Group Co. Ltd., Class A	15,500	12,736
BYD Co. Ltd., Class A	900	23,531
BYD Co. Ltd., Class H (b)	2,747	64,537
BYD Electronic International Co. Ltd.	2,962	14,655
CanSino Biologics, Inc., Class H, 144A*(b)	185	4,058
CGN Power Co. Ltd., Class H, 144A	48,063	10,293
Changchun High & New Technology Industry Group, Inc., Class A	200	11,134
China Aoyuan Group Ltd.	5,194	5,408
China Cinda Asset Management Co. Ltd., Class H	55,934	10,897
China CITIC Bank Corp. Ltd., Class H	41,261	17,833
China Communications Construction Co. Ltd., Class H	22,691	11,768
China Communications Services Corp. Ltd., Class H	14,557	7,775
China Conch Venture Holdings Ltd.	7,155	33,970
China Construction Bank Corp., Class H	397,173	311,546
China East Education Holdings Ltd., 144A	2,741	6,111
China Everbright Bank Co. Ltd., Class A	14,000	9,228
China Everbright Bank Co. Ltd., Class H	13,802	5,378
China Evergrande Group (b)	7,717	16,268
China Feihe Ltd., 144A	1,865	4,456
China Fortune Land Development Co. Ltd., Class A	6,120	13,803
China Galaxy Securities Co. Ltd., Class A	7,370	14,428
China Galaxy Securities Co. Ltd., Class H	11,426	7,385
China Hongqiao Group Ltd.	7,680	6,708
China Huarong Asset Management Co. Ltd., Class H, 144A	121,330	13,932
China International Capital Corp. Ltd., Class H, 144A*	4,718	10,993
China Lesso Group Holdings Ltd.	5,600	9,999
China Life Insurance Co. Ltd., Class A	700	4,509
China Life Insurance Co. Ltd., Class H	31,694	71,885
China Literature Ltd., 144A*(b)	2,090	15,882
China Longyuan Power Group Corp. Ltd., Class H	10,545	8,870
China Medical System Holdings Ltd.	10,265	10,489
China Meidong Auto Holdings Ltd.	2,697	11,691
China Merchants Bank Co. Ltd., Class A	7,200	48,334
China Merchants Bank Co. Ltd., Class H	15,171	96,005
China Merchants Securities Co. Ltd., Class A*	4,500	15,036
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,800	4,008
China Minsheng Banking Corp. Ltd., Class A	13,500	10,867
China Minsheng Banking Corp. Ltd., Class H	29,546	16,315
China Molybdenum Co. Ltd., Class H	15,596	7,324

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
China (Continued)
China National Building Material Co. Ltd., Class H	16,803	$22,069
China National Medicines Corp. Ltd., Class A	1,500	10,183
China National Nuclear Power Co. Ltd., Class A	12,600	9,396
China Oilfield Services Ltd., Class H	11,246	8,517
China Pacific Insurance Group Co. Ltd., Class A	1,600	9,392
China Pacific Insurance Group Co. Ltd., Class H	11,650	44,339
China Petroleum & Chemical Corp., Class A	9,200	5,855
China Petroleum & Chemical Corp., Class H	105,258	47,665
China Railway Construction Corp. Ltd., Class H	10,011	6,613
China Railway Group Ltd., Class A	15,300	13,129
China Railway Group Ltd., Class H	18,906	9,342
China Resources Pharmaceutical Group Ltd., 144A	3,730	2,016
China Shenhua Energy Co. Ltd., Class H	16,352	31,603
China Shipbuilding Industry Co. Ltd., Class A*	8,500	5,603
China Southern Airlines Co. Ltd., Class H*	7,780	4,778
China State Construction Engineering Corp. Ltd., Class A	9,600	7,917
China Telecom Corp. Ltd., Class H	62,892	18,987
China Tourism Group Duty Free Corp. Ltd., Class A	800	23,474
China Tower Corp. Ltd., Class H, 144A	192,244	30,259
China United Network Communications Ltd., Class A	9,100	6,772
China Vanke Co. Ltd., Class A	1,500	6,994
China Vanke Co. Ltd., Class H	5,506	20,920
China Yangtze Power Co. Ltd., Class A	6,200	18,937
China Yuhua Education Corp. Ltd., 144A	11,200	10,563
Chongqing Zhifei Biological Products Co. Ltd., Class A	400	7,588
CIFI Holdings Group Co. Ltd.	12,219	10,562
CITIC Ltd.	27,166	21,239
CITIC Securities Co. Ltd., Class A	2,200	10,124
CITIC Securities Co. Ltd., Class H	8,023	18,052
CNOOC Ltd.	79,241	83,115
Contemporary Amperex Technology Co. Ltd., Class A	547	20,171
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	9,800	10,538
COSCO SHIPPING Holdings Co. Ltd., Class A*	5,100	7,684
Country Garden Holdings Co. Ltd.	35,108	46,382
Country Garden Services Holdings Co. Ltd.	6,030	33,763
CRRC Corp. Ltd., Class A	9,800	8,424
CRRC Corp. Ltd., Class H	22,410	8,992

	Number of Shares	Value
China (Continued)
CSC Financial Co. Ltd., Class A	1,960	$13,012
CSPC Pharmaceutical Group Ltd.	35,539	34,709
Dali Foods Group Co. Ltd., 144A	16,109	9,976
Daqin Railway Co. Ltd., Class A	10,400	10,709
Dongfeng Motor Group Co. Ltd., Class H	12,958	13,341
East Money Information Co. Ltd., Class A	3,200	13,365
ENN Energy Holdings Ltd.	3,907	51,767
Eve Energy Co. Ltd., Class A	1,600	15,674
Everbright Securities Co. Ltd., Class A	4,400	12,831
Focus Media Information Technology Co. Ltd., Class A	3,200	4,714
Foshan Haitian Flavouring & Food Co. Ltd., Class A	600	14,507
Fosun International Ltd.	6,539	9,449
Foxconn Industrial Internet Co. Ltd., Class A	4,600	9,648
Fuyao Glass Industry Group Co. Ltd., Class A	1,100	6,699
GCL System Integration Technology Co. Ltd., Class A*	12,400	7,496
GDS Holdings Ltd., ADR*(b)	309	27,819
Genscript Biotech Corp.*	3,773	5,423
GF Securities Co. Ltd., Class A	6,300	16,199
Gigadevice Semiconductor Beijing, Inc., Class A	120	3,765
GoerTek, Inc., Class A	1,900	10,957
GOME Retail Holdings Ltd.*(b)	47,600	5,650
Great Wall Motor Co. Ltd., Class H	19,082	38,651
Gree Electric Appliances, Inc., of Zhuhai, Class A	1,300	13,158
Greentown Service Group Co. Ltd.	4,488	5,217
GSX Techedu, Inc., ADR*(b)	343	22,051
Guangzhou Automobile Group Co. Ltd., Class H	13,179	14,180
Guangzhou R&F Properties Co. Ltd., Class H	11,200	14,594
Guotai Junan Securities Co. Ltd., Class A	3,400	9,667
Haidilao International Holding Ltd., 144A	2,800	18,369
Haier Smart Home Co. Ltd., Class A	1,100	4,506
Haitian International Holdings Ltd.	4,590	12,465
Haitong Securities Co. Ltd., Class H	14,528	12,502
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	2,500	17,341
Hansoh Pharmaceutical Group Co. Ltd., 144A*	5,600	26,912
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	7,705
Hengan International Group Co. Ltd.	3,074	21,218
Hengli Petrochemical Co. Ltd., Class A	1,800	7,133
Hua Hong Semiconductor Ltd., 144A*(b)	2,753	13,657
Hualan Biological Engineering, Inc., Class A	1,770	11,570

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
China (Continued)
Huaneng Power International, Inc., Class A	3,500	$2,732
Huatai Securities Co. Ltd., Class A	1,700	4,983
Huatai Securities Co. Ltd., Class H, 144A	6,587	10,300
Huaxia Bank Co. Ltd., Class A	9,400	9,323
Huazhu Group Ltd., ADR	598	29,768
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	100	332
HUYA, Inc., ADR*(b)	117	2,421
Industrial & Commercial Bank of China Ltd., Class A	14,000	11,312
Industrial & Commercial Bank of China Ltd., Class H	243,766	154,731
Industrial Bank Co. Ltd., Class A	4,500	14,366
Industrial Securities Co. Ltd., Class A	1,500	2,053
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	32,600	5,991
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	11,900	9,543
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,500	8,609
Innovent Biologics, Inc., 144A*	3,423	22,545
iQIYI, Inc., ADR*	1,034	23,120
JD.com, Inc., ADR*	3,645	311,101
Jiangsu Expressway Co. Ltd., Class H	9,076	10,211
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,500	19,590
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	400	10,814
Jiangxi Zhengbang Technology Co. Ltd., Class A	4,300	12,186
JOYY, Inc., ADR	223	19,863
KE Holdings, Inc., ADR*(b)	347	22,670
Kingdee International Software Group Co. Ltd.*	11,704	40,845
Kingsoft Corp. Ltd.	4,227	21,214
Koolearn Technology Holding Ltd., 144A*(b)	465	1,896
Kweichow Moutai Co. Ltd., Class A	300	78,092
KWG Group Holdings Ltd.	5,428	7,423
Lenovo Group Ltd.	31,118	22,201
Lens Technology Co. Ltd., Class A	2,610	13,010
Li Ning Co. Ltd.	8,276	44,845
Lingyi iTech Guangdong Co., Class A	6,500	14,028
Logan Group Co. Ltd.	9,100	15,239
Longfor Group Holdings Ltd., 144A	7,643	50,092
LONGi Green Energy Technology Co. Ltd., Class A	1,500	15,651
Lufax Holding Ltd., ADR*(b)	743	12,237
Luxshare Precision Industry Co. Ltd., Class A	1,849	14,516
Luzhou Laojiao Co. Ltd., Class A	800	22,275
Mango Excellent Media Co. Ltd., Class A	1,200	12,495
Meituan, Class B*	15,245	570,381

	Number of Shares	Value
China (Continued)
Metallurgical Corp. of China Ltd., Class A	21,100	$8,973
Microport Scientific Corp.	3,730	16,097
Minth Group Ltd.	3,179	15,790
Momo, Inc., ADR	577	8,297
Muyuan Foods Co. Ltd., Class A	810	9,473
Nanjing Securities Co. Ltd., Class A	4,800	9,506
NetEase, Inc., ADR	1,820	164,473
New China Life Insurance Co. Ltd., Class H	4,356	18,293
New Hope Liuhe Co. Ltd., Class A	1,400	5,522
New Oriental Education & Technology Group, Inc., ADR*	684	112,757
Ninestar Corp., Class A	548	2,469
NIO, Inc., ADR*	4,616	233,247
OFILM Group Co. Ltd., Class A	103	240
Orient Securities Co. Ltd., Class A	1,600	2,821
People’s Insurance Co. Group of China Ltd., Class H	31,443	9,939
PetroChina Co. Ltd., Class A	7,700	5,040
PetroChina Co. Ltd., Class H	87,968	28,032
PICC Property & Casualty Co. Ltd., Class H	34,790	28,726
Pinduoduo, Inc., ADR*	1,611	223,623
Ping An Bank Co. Ltd., Class A	3,300	9,894
Ping An Healthcare and Technology Co. Ltd., 144A*(b)	1,416	17,328
Ping An Insurance Group Co. of China Ltd., Class A	3,400	46,490
Ping An Insurance Group Co. of China Ltd., Class H	23,849	279,995
Poly Developments and Holdings Group Co. Ltd., Class A	2,900	7,585
Poly Property Services Co. Ltd. (b)	1,305	9,504
Postal Savings Bank of China Co. Ltd., Class H, 144A	56,411	31,877
Power Construction Corp. of China Ltd., Class A	14,500	9,293
Qingdao Rural Commercial Bank Corp., Class A	1,600	1,213
SAIC Motor Corp. Ltd., Class A	1,500	6,039
Sanan Optoelectronics Co. Ltd., Class A	1,800	7,340
Sany Heavy Industry Co. Ltd., Class A	3,100	14,459
Seazen Group Ltd.*	9,844	8,700
Semiconductor Manufacturing International Corp.*	13,709	38,292
SF Holding Co. Ltd., Class A	1,000	12,150
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,054	16,667
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,085	12,975
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,931	3,058
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,500	13,744
Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	14,209

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
China (Continued)
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	2,900	$8,210
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	300	10,966
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	9,760
Shenzhen Goodix Technology Co. Ltd., Class A	400	10,141
Shenzhen Kangtai Biological Products Co. Ltd., Class A	560	11,589
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	280	14,346
Shenzhou International Group Holdings Ltd.	3,405	57,636
Silergy Corp.	294	22,899
SINA Corp.*	358	15,512
Sinopharm Group Co. Ltd., Class H	5,641	13,944
Sinotruk Hong Kong Ltd.	3,441	8,541
Smoore International Holdings Ltd., 144A*	1,507	9,721
Sunac China Holdings Ltd.	12,768	48,924
Sunny Optical Technology Group Co. Ltd.	2,887	56,764
TAL Education Group, ADR*	1,697	118,892
TCL Technology Group Corp., Class A	1,164	1,239
Tencent Holdings Ltd.	24,459	1,776,587
Tencent Music Entertainment Group, ADR*	1,537	25,760
Tianma Microelectronics Co. Ltd., Class A	1,000	2,328
Tingyi Cayman Islands Holding Corp.	10,026	16,919
Tongcheng-Elong Holdings Ltd.*	3,730	6,959
Tongwei Co. Ltd., Class A	3,200	14,969
Topsports International Holdings Ltd., 144A	6,733	10,024
TravelSky Technology Ltd., Class H	4,441	10,073
Trip.com Group Ltd., ADR*	2,140	71,883
Tsingtao Brewery Co. Ltd., Class H	1,845	17,924
Unigroup Guoxin Microelectronics Co. Ltd., Class A	840	12,815
Uni-President China Holdings Ltd.	10,486	9,456
Unisplendour Corp. Ltd., Class A	1,880	6,385
Vipshop Holdings Ltd., ADR*	1,976	50,467
Walvax Biotechnology Co. Ltd., Class A	1,700	11,077
Wanhua Chemical Group Co. Ltd., Class A	1,021	12,592
Want Want China Holdings Ltd.	26,346	17,981
Weichai Power Co. Ltd., Class A	6,300	15,970
Weichai Power Co. Ltd., Class H	4,122	8,413
Wens Foodstuffs Group Co. Ltd., Class A	1,440	4,221
Will Semiconductor Co. Ltd., Class A	400	13,088
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,900	7,540
Wuliangye Yibin Co. Ltd., Class A	1,100	42,435
WuXi AppTec Co. Ltd., Class A	492	7,721

	Number of Shares	Value
China (Continued)
WuXi AppTec Co. Ltd., Class H, 144A (b)	1,381	$20,668
Wuxi Biologics Cayman, Inc., 144A*	12,468	123,698
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	570	5,456
Xiaomi Corp., Class B, 144A*	52,142	178,268
Xinyi Solar Holdings Ltd.	14,606	26,645
XPeng, Inc., ADR*	471	27,676
Yanzhou Coal Mining Co. Ltd., Class A	700	1,208
Yihai International Holding Ltd.*	2,005	23,501
Yonyou Network Technology Co. Ltd., Class A	1,700	11,283
Yum China Holdings, Inc.	1,715	96,692
Yunnan Baiyao Group Co. Ltd., Class A	900	13,023
Zai Lab Ltd., ADR*	256	28,360
Zhaojin Mining Industry Co. Ltd., Class H	7,930	10,190
Zhejiang Dahua Technology Co. Ltd., Class A	3,900	12,374
Zhejiang Expressway Co. Ltd., Class H	5,945	4,234
Zhenro Properties Group Ltd.	16,800	10,360
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*(b)	2,050	9,905
Zhongjin Gold Corp. Ltd., Class A	9,000	13,027
Zhongsheng Group Holdings Ltd.	2,356	17,690
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,982	6,239
Zijin Mining Group Co. Ltd., Class H	27,395	27,321
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,040	3,173
ZTE Corp., Class A	1,512	7,975
ZTE Corp., Class H	3,557	9,178
ZTO Express Cayman, Inc., ADR	1,673	47,246

(Cost $8,043,619)		11,584,815

Colombia — 0.0%
Ecopetrol SA	23,874	13,815
Grupo de Inversiones Suramericana SA	2,659	15,823
Interconexion Electrica SA ESP	1,750	11,046

(Cost $33,793)		40,684

Cyprus — 0.0%
Polymetal International PLC (Cost $11,025)	991	20,713

Czech Republic — 0.0%
CEZ AS	4	85
Komercni banka AS*	463	12,390

(Cost $8,929)		12,475

Denmark — 1.5%
A.P. Moller — Maersk A/S, Class A	16	30,307
A.P. Moller — Maersk A/S, Class B	27	55,102
Ambu A/S, Class B	724	24,260
Carlsberg A/S, Class B	387	57,577
Chr Hansen Holding A/S*	493	47,766
Coloplast A/S, Class B	472	70,465
Danske Bank A/S*	2,590	42,688
Demant A/S*	505	19,018

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Denmark (Continued)
DSV PANALPINA A/S	840	$132,538
Genmab A/S*	294	112,791
GN Store Nord AS	572	46,565
H Lundbeck A/S	307	9,389
Novo Nordisk A/S, Class B	7,459	501,673
Novozymes A/S, Class B	1,006	57,537
Orsted AS, 144A	827	148,961
Pandora A/S	479	47,975
ROCKWOOL International A/S, Class B	29	10,596
Tryg A/S	558	16,176
Vestas Wind Systems A/S	819	167,404

(Cost $1,039,249)		1,598,788

Egypt — 0.0%
Commercial International Bank Egypt SAE	5,849	23,195
Eastern Co. SAE	4,376	3,007
ElSewedy Electric Co.	4,141	2,404

(Cost $31,886)		28,606

Finland — 0.8%
Elisa OYJ	649	34,837
Fortum OYJ	2,056	47,100
Kesko OYJ, Class B	1,030	27,030
Kone OYJ, Class B	1,388	116,427
Neste OYJ	1,851	124,044
Nokia OYJ*	25,491	101,787
Nordea Bank Abp*	14,093	120,393
Orion OYJ, Class B	530	24,947
Sampo OYJ, Class A	1,970	85,138
Stora Enso OYJ, Class R	2,485	42,003
UPM-Kymmene OYJ	2,357	77,655
Wartsila OYJ Abp	2,030	19,086

(Cost $786,833)		820,447

France — 6.7%
Accor SA*	947	32,477
Aeroports de Paris	49	6,190
Air Liquide SA	1,935	317,719
Airbus SE*	2,473	258,797
Alstom SA*	1,252	66,757
Amundi SA, 144A*	290	23,108
Arkema SA	319	37,184
Atos SE*	406	37,233
AXA SA	7,687	180,748
BioMerieux	172	24,785
BNP Paribas SA*	4,846	248,362
Bollore SA	2,881	11,183
Bouygues SA	877	34,920
Bureau Veritas SA*	1,334	34,435
Capgemini SE	719	99,746
Carrefour SA	2,548	41,731
Cie de Saint-Gobain*	2,182	103,643
Cie Generale des Etablissements Michelin SCA	728	90,704
CNP Assurances*	838	13,345
Covivio REIT	268	21,898

	Number of Shares	Value
France (Continued)
Credit Agricole SA*	5,075	$58,564
Danone SA	2,632	169,098
Dassault Aviation SA*	13	13,414
Dassault Systemes SE	573	105,977
Edenred	1,081	61,804
Eiffage SA*	348	34,097
Electricite de France SA*	3,148	47,746
Engie SA*	8,315	122,692
EssilorLuxottica SA*	1,149	166,321
Eurazeo SE*	182	11,224
Faurecia SE*	341	16,962
Gecina SA REIT	205	31,129
Getlink SE*	2,314	38,506
Hermes International	141	137,480
Iliad SA	112	22,739
Ipsen SA	194	18,710
Kering SA	319	230,214
Klepierre SA REIT (b)	937	20,677
La Francaise des Jeux SAEM, 144A	237	9,883
Legrand SA	1,198	101,433
L’Oreal SA	1,081	395,610
LVMH Moet Hennessy Louis Vuitton SE	1,158	667,040
Natixis SA*	4,266	13,129
Orange SA (b)	7,882	99,568
Orpea SA*	226	28,252
Pernod Ricard SA (b)	866	165,281
Peugeot SA*	2,665	62,832
Publicis Groupe SA	961	43,664
Remy Cointreau SA	88	15,641
Renault SA*	876	34,854
Safran SA*	1,354	197,529
Sanofi	4,744	479,364
Sartorius Stedim Biotech	126	45,541
Schneider Electric SE	2,224	309,461
SCOR SE*	691	23,607
SEB SA	86	15,306
Societe Generale SA*	3,016	60,030
Sodexo SA	369	30,530
Suez SA	1,356	26,098
Teleperformance	243	80,930
Thales SA	474	43,571
TOTAL SE	10,663	455,671
Ubisoft Entertainment SA*	452	43,015
Unibail-Rodamco-Westfield REIT (b)	594	42,159
Valeo SA	1,099	42,632
Veolia Environnement SA	1,785	41,009
Vinci SA	2,213	225,701
Vivendi SA	3,112	93,472
Wendel SE	122	13,789
Worldline SA, 144A*	942	87,084

(Cost $5,906,591)		6,986,005

Germany — 5.3%
adidas AG*	827	263,688
Allianz SE	1,739	410,020
BASF SE	3,981	291,240
Bayer AG	4,116	236,995

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Bayerische Motoren Werke AG	1,418	$123,544
Bechtle AG	115	25,062
Beiersdorf AG	439	49,088
Brenntag AG	697	53,261
Carl Zeiss Meditec AG	185	24,672
Commerzbank AG*	3,972	24,685
Continental AG	503	68,520
Covestro AG, 144A	709	39,538
Daimler AG	3,590	241,738
Delivery Hero SE, 144A*	536	64,736
Deutsche Bank AG*(c)	8,939	99,624
Deutsche Boerse AG	787	131,194
Deutsche Lufthansa AG*(b)	987	11,357
Deutsche Post AG	4,068	196,527
Deutsche Telekom AG	14,320	258,189
Deutsche Wohnen SE	1,430	71,711
E.ON SE	10,080	109,129
Evonik Industries AG	910	27,474
Fresenius Medical Care AG & Co. KGaA	820	68,959
Fresenius SE & Co. KGaA	1,866	83,470
GEA Group AG	787	26,952
Hannover Rueck SE	259	43,345
HeidelbergCement AG	614	43,608
HelloFresh SE*	624	36,681
Henkel AG & Co. KGaA	465	44,873
HOCHTIEF AG	86	8,299
Infineon Technologies AG	5,699	200,679
KION Group AG	252	19,371
Knorr-Bremse AG	281	35,959
LANXESS AG	425	29,738
LEG Immobilien AG	316	45,029
Merck KGaA	583	93,084
MTU Aero Engines AG	183	43,211
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	575	160,224
Nemetschek SE	211	16,687
Puma SE*	427	42,459
Rational AG	19	16,885
RWE AG	2,778	115,219
SAP SE	4,375	532,205
Scout24 AG, 144A	483	36,931
Siemens AG	3,162	422,441
Siemens Energy AG*	1,797	53,374
Siemens Healthineers AG, 144A	1,158	53,250
Symrise AG	553	69,263
TeamViewer AG, 144A*	575	27,388
Telefonica Deutschland Holding AG	2,938	8,110
Uniper SE	871	29,507
United Internet AG	356	14,196
Volkswagen AG	147	27,267
Vonovia SE	2,210	151,529
Zalando SE, 144A*	581	58,770

(Cost $5,164,003)		5,480,955

Greece — 0.0%
FF Group*(d)	197	1,128
Hellenic Telecommunications Organization SA	1,234	20,563

	Number of Shares	Value
Greece (Continued)
JUMBO SA	606	$10,836
OPAP SA	697	7,857

(Cost $35,767)		40,384

Hong Kong — 2.9%
AIA Group Ltd.	51,839	568,145
Alibaba Health Information Technology Ltd.*	13,233	38,925
Alibaba Pictures Group Ltd.*	52,984	7,109
ASM Pacific Technology Ltd.	1,057	13,228
Bank of East Asia Ltd.	5,562	12,357
Beijing Enterprises Water Group Ltd.*	30,268	12,262
BOC Hong Kong Holdings Ltd.	16,574	53,992
Bosideng International Holdings Ltd. (b)	29,865	13,100
Brilliance China Automotive Holdings Ltd.	14,154	12,600
Budweiser Brewing Co. APAC Ltd., 144A	9,425	32,466
China Everbright Environment Group Ltd.	17,417	9,662
China Everbright Ltd.	7,465	10,767
China Gas Holdings Ltd.	8,382	30,874
China Jinmao Holdings Group Ltd.	28,277	14,556
China Mengniu Dairy Co. Ltd.*	12,665	64,052
China Merchants Port Holdings Co. Ltd.	6,791	8,052
China Mobile Ltd.	26,583	159,133
China Overseas Land & Investment Ltd.	16,271	39,591
China Resources Beer Holdings Co. Ltd.	5,565	41,104
China Resources Cement Holdings Ltd.	10,892	13,546
China Resources Gas Group Ltd.	4,326	20,846
China Resources Land Ltd.	13,270	57,524
China Resources Power Holdings Co. Ltd.	7,925	8,425
China State Construction International Holdings Ltd.	18,665	12,329
China Taiping Insurance Holdings Co. Ltd.	8,609	15,216
China Traditional Chinese Medicine Holdings Co. Ltd.	3,180	1,497
China Unicom Hong Kong Ltd.	25,237	15,173
China Youzan Ltd.*	60,083	15,891
CK Asset Holdings Ltd.	10,847	59,406
CK Hutchison Holdings Ltd.	12,043	87,397
CK Infrastructure Holdings Ltd.	3,185	16,293
CLP Holdings Ltd.	7,203	67,653
COSCO SHIPPING Ports Ltd.	8,483	5,603
ESR Cayman Ltd., 144A*	7,025	21,163
Far East Horizon Ltd.	11,969	12,709
Galaxy Entertainment Group Ltd.	8,794	66,939
Geely Automobile Holdings Ltd.	25,657	71,333
Guangdong Investment Ltd.	13,879	23,063
Haier Electronics Group Co. Ltd.	3,877	18,482
Hang Lung Properties Ltd.	8,525	21,139
Hang Seng Bank Ltd.	3,377	58,861
Henderson Land Development Co. Ltd.	2,814	11,799
HK Electric Investments & HK Electric Investments Ltd. (a)	11,799	11,873

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
HKT Trust & HKT Ltd. (a)	16,430	$21,494
Hong Kong & China Gas Co. Ltd.	46,781	72,063
Hong Kong Exchanges & Clearing Ltd.	5,055	251,346
Hongkong Land Holdings Ltd.	5,200	21,164
Hutchison China MediTech Ltd., ADR*	244	7,564
Jardine Matheson Holdings Ltd.	1,021	54,184
Jardine Strategic Holdings Ltd.	1,146	27,378
Kunlun Energy Co. Ltd.	15,136	11,404
Link REIT	9,372	82,221
Melco Resorts & Entertainment Ltd., ADR	1,104	20,016
MTR Corp. Ltd.	6,629	35,963
New World Development Co. Ltd.	6,588	33,403
Nine Dragons Paper Holdings Ltd.	11,684	15,345
PCCW Ltd.	12,702	7,718
Power Assets Holdings Ltd.	6,034	31,762
Shenzhen International Holdings Ltd.	3,864	6,351
Shenzhen Investment Ltd.	42,930	15,674
Shimao Group Holdings Ltd.	5,851	21,816
Sino Biopharmaceutical Ltd.	42,993	43,264
Sino Land Co. Ltd.	14,571	19,927
SJM Holdings Ltd.	11,869	13,889
SSY Group Ltd.	6,919	4,231
Sun Art Retail Group Ltd.	11,042	11,596
Sun Hung Kai Properties Ltd.	5,512	73,602
Swire Pacific Ltd., Class A	2,597	14,910
Swire Properties Ltd.	5,819	17,755
Techtronic Industries Co. Ltd.	5,835	74,791
WH Group Ltd., 144A	41,814	34,148
Wharf Holdings Ltd.	8,400	20,786
Wharf Real Estate Investment Co. Ltd.	7,111	33,073
Xinyi Glass Holdings Ltd.	8,172	18,345
Yuexiu Property Co. Ltd.	25,846	5,369

(Cost $2,827,560)		2,978,687

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC*	1,407	9,423
OTP Bank Nyrt*	697	27,651
Richter Gedeon Nyrt	644	15,258

(Cost $44,903)		52,332

India — 2.7%
Adani Green Energy Ltd.*	1,753	26,900
Adani Ports & Special Economic Zone Ltd.	2,391	13,287
Ambuja Cements Ltd.	2,048	7,219
Apollo Hospitals Enterprise Ltd.	476	15,091
Asian Paints Ltd.	1,706	51,033
Aurobindo Pharma Ltd.	998	11,705
Avenue Supermarts Ltd., 144A*	522	16,136
Axis Bank Ltd.*	9,365	76,077
Bajaj Auto Ltd.	458	19,627
Bajaj Finance Ltd.	1,176	77,951
Bajaj Finserv Ltd.	189	22,353
Bandhan Bank Ltd., 144A*	3,030	15,016
Berger Paints India Ltd.	400	3,499
Bharat Petroleum Corp. Ltd.	3,044	15,332

	Number of Shares	Value
India (Continued)
Bharti Airtel Ltd.	5,547	$34,699
Bharti Infratel Ltd.	2,785	8,221
Biocon Ltd.*	284	1,647
Britannia Industries Ltd.	292	14,344
Cipla Ltd.	1,660	16,713
Coal India Ltd.	6,331	10,733
Colgate-Palmolive India Ltd.	750	15,330
Container Corp. Of India Ltd.	1,015	5,565
Dabur India Ltd.	2,525	17,041
Divi’s Laboratories Ltd.	629	30,620
DLF Ltd.	6,791	17,166
Dr. Reddy’s Laboratories Ltd., ADR	508	33,320
Eicher Motors Ltd.	605	20,707
GAIL India Ltd.	7,774	10,776
Godrej Consumer Products Ltd.	1,909	18,038
Grasim Industries Ltd.	1,418	16,769
Havells India Ltd.	1,309	14,165
HCL Technologies Ltd.	4,357	48,367
HDFC Asset Management Co. Ltd., 144A	37	1,268
HDFC Life Insurance Co. Ltd., 144A*	2,551	22,280
Hero MotoCorp Ltd.	494	20,738
Hindalco Industries Ltd.	5,786	17,685
Hindustan Petroleum Corp. Ltd.	5,387	15,229
Hindustan Unilever Ltd.	3,653	105,472
Housing Development Finance Corp. Ltd.	7,384	224,966
ICICI Bank Ltd.*	23,684	151,383
ICICI Lombard General Insurance Co. Ltd., 144A*	659	12,915
ICICI Prudential Life Insurance Co. Ltd., 144A*	2,550	15,209
Indian Oil Corp. Ltd.	8,950	10,224
Indraprastha Gas Ltd.	2,574	17,254
Info Edge India Ltd.	291	16,922
Infosys Ltd.	12,543	186,308
Infosys Ltd., ADR	2,187	33,286
InterGlobe Aviation Ltd., 144A*	911	18,626
Ipca Laboratories Ltd.	443	12,961
ITC Ltd.	10,413	27,229
JSW Steel Ltd.	3,852	18,215
Jubilant Foodworks Ltd.	158	5,336
Kotak Mahindra Bank Ltd.*	2,418	62,268
Larsen & Toubro Infotech Ltd., 144A	225	9,724
Larsen & Toubro Ltd.	2,152	32,616
Lupin Ltd.	1,353	16,293
Mahindra & Mahindra Ltd.	3,303	32,202
Marico Ltd.	2,701	13,411
Maruti Suzuki India Ltd.	519	49,308
Motherson Sumi Systems Ltd.	9,073	18,138
Nestle India Ltd.	143	34,543
NTPC Ltd.	18,894	24,161
Oil & Natural Gas Corp. Ltd.	12,131	12,859
Page Industries Ltd.	15	4,609
Petronet LNG Ltd.	3,652	12,390
PI Industries Ltd.	518	15,447
Pidilite Industries Ltd.	786	16,372

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
India (Continued)
Power Grid Corp. of India Ltd.	8,381	$21,774
Reliance Industries Ltd.	12,049	313,980
SBI Life Insurance Co. Ltd., 144A*	1,454	16,611
Shree Cement Ltd.	32	10,503
Shriram Transport Finance Co. Ltd.	903	13,049
Siemens Ltd.	20	409
State Bank of India*	8,408	27,731
Sun Pharmaceutical Industries Ltd.	3,538	24,444
Tata Consultancy Services Ltd.	3,906	141,335
Tata Consumer Products Ltd.	2,120	15,401
Tata Motors Ltd.*	7,221	17,585
Tata Steel Ltd.	3,005	23,427
Tech Mahindra Ltd.	2,583	30,584
Titan Co. Ltd.	1,329	24,428
Torrent Pharmaceuticals Ltd.	248	8,757
UltraTech Cement Ltd.	406	26,326
United Spirits Ltd.*	1,528	11,315
UPL Ltd.	2,430	13,706
Vedanta Ltd.	9,028	14,720
Wipro Ltd.	4,873	23,063
Zee Entertainment Enterprises Ltd.	4,114	10,708

(Cost $2,598,405)		2,783,150

Indonesia — 0.4%
PT Adaro Energy Tbk	25,514	2,512
PT Astra International Tbk	86,595	32,504
PT Bank Central Asia Tbk	41,619	91,447
PT Bank Mandiri Persero Tbk	85,456	38,280
PT Bank Negara Indonesia Persero Tbk	31,458	13,367
PT Bank Rakyat Indonesia Persero Tbk	239,866	69,479
PT Barito Pacific Tbk*	108,049	8,035
PT Charoen Pokphand Indonesia Tbk	34,994	15,056
PT Gudang Garam Tbk*	3,725	11,146
PT Indah Kiat Pulp & Paper Corp. Tbk	15,707	9,650
PT Indofood CBP Sukses Makmur Tbk	11,497	8,061
PT Indofood Sukses Makmur Tbk	15,525	7,806
PT Kalbe Farma Tbk	96,497	10,285
PT Perusahaan Gas Negara Tbk	75,585	7,441
PT Semen Indonesia Persero Tbk	17,479	14,483
PT Telekomunikasi Indonesia Persero Tbk	223,138	51,044
PT Unilever Indonesia Tbk	35,577	19,464
PT United Tractors Tbk	8,509	13,860

(Cost $395,006)		423,920

Ireland — 0.7%
CRH PLC	3,256	127,470
DCC PLC	462	34,996
Experian PLC	4,115	145,157
Flutter Entertainment PLC*	450	83,470
Flutter Entertainment PLC*	170	31,060
James Hardie Industries PLC CDI*	1,875	54,297
Kerry Group PLC, Class A	723	101,250
Kingspan Group PLC*	700	61,080
Smurfit Kappa Group PLC	929	39,495

(Cost $494,149)		678,275

	Number of Shares	Value
Isle of Man — 0.0%
GVC Holdings PLC* (Cost $38,036)	2,838	$39,178

Israel — 0.4%
Azrieli Group Ltd.	183	11,175
Bank Hapoalim BM*	4,882	31,982
Bank Leumi Le-Israel BM	4,006	22,501
Check Point Software Technologies Ltd.*	529	62,253
CyberArk Software Ltd.*	161	18,494
Elbit Systems Ltd.	101	12,931
ICL Group Ltd.	2,896	13,745
Israel Discount Bank Ltd., Class A	6,204	21,006
Mizrahi Tefahot Bank Ltd.	590	12,603
Nice Ltd.*	269	64,674
Teva Pharmaceutical Industries Ltd., ADR*	4,670	44,411
Wix.com Ltd.*	225	57,472

(Cost $413,379)		373,247

Italy — 1.3%
Amplifon SpA*	505	20,222
Assicurazioni Generali SpA	4,795	81,906
Atlantia SpA*	2,172	39,589
Davide Campari-Milano NV	2,530	29,256
DiaSorin SpA	106	22,330
Enel SpA	34,609	345,542
Eni SpA	11,370	112,611
Ferrari NV	536	113,040
FinecoBank Banca Fineco SpA*	2,727	42,727
Infrastrutture Wireless Italiane SpA, 144A	537	6,912
Intesa Sanpaolo SpA*	72,326	166,112
Mediobanca Banca di Credito Finanziario SpA*	3,143	28,021
Moncler SpA*	739	36,283
Nexi SpA, 144A*	1,896	35,734
Poste Italiane SpA, 144A	2,737	27,895
Prysmian SpA	1,116	36,515
Recordati Industria Chimica e Farmaceutica SpA	470	25,021
Snam SpA	9,798	54,967
Telecom Italia SpA	37,920	17,754
Telecom Italia SpA-RSP	15,663	7,950
Terna Rete Elettrica Nazionale SpA	6,320	47,284
UniCredit SpA*	8,990	92,685

(Cost $1,312,755)		1,390,356

Japan — 15.8%
ABC-Mart, Inc.	200	10,421
Acom Co. Ltd.	1,700	8,158
Advantest Corp.	1,000	69,540
Aeon Co. Ltd.	2,800	83,276
Aeon Mall Co. Ltd.	500	8,022
AGC, Inc.	800	26,628
Air Water, Inc.	1,000	16,485
Aisin Seiki Co. Ltd.	800	23,716
Ajinomoto Co., Inc.	1,500	31,329

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Alfresa Holdings Corp.	900	$18,017
Amada Co. Ltd.	1,100	10,600
ANA Holdings, Inc.*(b)	600	14,468
Asahi Group Holdings Ltd.	1,600	61,870
Asahi Intecc Co. Ltd.	1,000	36,638
Asahi Kasei Corp.	5,500	50,422
Astellas Pharma, Inc.	7,600	107,994
Azbil Corp.	500	22,438
Bandai Namco Holdings, Inc.	900	82,155
Bank of Kyoto Ltd.	200	9,981
Bridgestone Corp.	2,200	76,789
Brother Industries Ltd.	919	17,605
Calbee, Inc.	300	8,865
Canon, Inc.	4,300	76,341
Capcom Co. Ltd.	400	22,529
Casio Computer Co. Ltd.	700	12,572
Central Japan Railway Co.	500	63,697
Chiba Bank Ltd.	2,100	11,908
Chubu Electric Power Co., Inc.	2,900	34,931
Chugai Pharmaceutical Co. Ltd.	2,864	138,372
Chugoku Electric Power Co., Inc.	1,200	15,253
Coca-Cola Bottlers Japan Holdings, Inc. (b)	600	9,230
Concordia Financial Group Ltd.	3,900	13,859
Cosmos Pharmaceutical Corp.	100	17,241
CyberAgent, Inc.	300	20,546
Dai Nippon Printing Co. Ltd.	1,000	18,736
Daifuku Co. Ltd.	500	57,950
Dai-ichi Life Holdings, Inc.	4,600	72,459
Daiichi Sankyo Co. Ltd.	7,126	252,140
Daikin Industries Ltd.	1,013	229,623
Daito Trust Construction Co. Ltd.	300	29,425
Daiwa House Industry Co. Ltd.	2,171	66,544
Daiwa House REIT Investment Corp. REIT	11	26,478
Daiwa Securities Group, Inc.	4,000	17,398
Denso Corp.	1,900	89,704
Dentsu Group, Inc.	900	29,310
Disco Corp.	100	31,849
East Japan Railway Co.	1,270	78,925
Eisai Co. Ltd.	1,000	75,546
ENEOS Holdings, Inc.	10,893	37,406
FANUC Corp.	825	200,442
Fast Retailing Co. Ltd.	258	212,380
Fuji Electric Co. Ltd.	600	21,322
FUJIFILM Holdings Corp.	1,400	75,431
Fujitsu Ltd.	900	125,043
Fukuoka Financial Group, Inc.	800	14,276
GLP J REIT	18	27,224
GMO Payment Gateway, Inc.	200	28,046
Hakuhodo DY Holdings, Inc.	1,200	17,356
Hamamatsu Photonics KK	600	33,736
Hankyu Hanshin Holdings, Inc.	1,100	35,929
Harmonic Drive Systems, Inc.	100	7,979
Hikari Tsushin, Inc.	100	24,013
Hino Motors Ltd.	1,000	8,669
Hirose Electric Co. Ltd.	105	14,845

	Number of Shares	Value
Japan (Continued)
Hisamitsu Pharmaceutical Co., Inc.	300	$17,586
Hitachi Construction Machinery Co. Ltd.	300	8,307
Hitachi Ltd.	3,741	142,115
Hitachi Metals Ltd.	1,148	16,857
Honda Motor Co. Ltd.	6,743	185,465
Hoshizaki Corp.	178	17,612
Hoya Corp.	1,578	210,249
Hulic Co. Ltd.	1,300	13,162
Ibiden Co. Ltd.	400	18,736
Idemitsu Kosan Co. Ltd.	1,032	21,490
Iida Group Holdings Co. Ltd.	500	10,048
Inpex Corp.	3,000	16,782
Isuzu Motors Ltd.	2,300	22,427
Ito En Ltd.	200	15,441
ITOCHU Corp.	6,000	158,534
Itochu Techno-Solutions Corp.	400	14,119
Japan Airlines Co. Ltd.*	500	9,468
Japan Airport Terminal Co. Ltd.	200	11,648
Japan Exchange Group, Inc.	1,900	47,018
Japan Post Bank Co. Ltd.	1,800	14,172
Japan Post Holdings Co. Ltd.	5,699	42,180
Japan Post Insurance Co. Ltd.	1,100	18,333
Japan Real Estate Investment Corp. REIT	7	36,341
Japan Retail Fund Investment Corp. REIT	7	11,164
Japan Tobacco, Inc.	4,688	95,197
JFE Holdings, Inc.*	1,700	15,567
JSR Corp.	800	22,107
Kajima Corp.	1,800	23,672
Kakaku.com, Inc.	500	14,028
Kansai Electric Power Co., Inc.	2,900	26,536
Kansai Paint Co. Ltd.	800	24,253
Kao Corp.	1,811	135,443
KDDI Corp.	6,900	197,119
Keihan Holdings Co. Ltd.	600	28,247
Keikyu Corp.	1,100	18,829
Keio Corp.	500	35,489
Keisei Electric Railway Co. Ltd.	500	16,786
Keyence Corp.	800	408,352
Kikkoman Corp.	700	43,515
Kintetsu Group Holdings Co. Ltd.	800	35,479
Kirin Holdings Co. Ltd.	3,500	76,219
Kobayashi Pharmaceutical Co. Ltd.	200	24,042
Kobe Bussan Co. Ltd.	400	13,946
Koito Manufacturing Co. Ltd.	400	24,061
Komatsu Ltd.	3,900	94,885
Konami Holdings Corp.	400	20,958
Kose Corp.	200	30,536
Kubota Corp.	4,300	85,279
Kuraray Co. Ltd.	1,500	14,885
Kurita Water Industries Ltd.	400	14,751
Kyocera Corp.	1,184	67,626
Kyowa Kirin Co. Ltd.	1,000	27,155
Kyushu Electric Power Co., Inc.	1,700	14,346
Kyushu Railway Co.	700	14,738
Lasertec Corp.	300	31,609

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Lawson, Inc.	300	$13,592
LINE Corp.*	200	10,307
Lion Corp. (b)	1,032	24,396
LIXIL Group Corp.	1,500	35,991
M3, Inc.	1,842	169,767
Makita Corp.	1,000	51,724
Marubeni Corp.	6,900	40,217
Marui Group Co. Ltd.	900	16,431
Mazda Motor Corp.	2,200	13,002
McDonald’s Holdings Co. Japan Ltd.	300	14,569
Medipal Holdings Corp.	865	16,264
MEIJI Holdings Co. Ltd.	500	35,345
Mercari, Inc.*	400	18,314
MINEBEA MITSUMI, Inc.	1,600	33,318
MISUMI Group, Inc.	1,500	47,055
Mitsubishi Chemical Holdings Corp.	5,300	29,318
Mitsubishi Corp.	5,644	131,531
Mitsubishi Electric Corp.	7,700	113,103
Mitsubishi Estate Co. Ltd.	4,800	82,943
Mitsubishi Gas Chemical Co., Inc.	600	12,724
Mitsubishi Heavy Industries Ltd.	1,500	33,786
Mitsubishi UFJ Financial Group, Inc.	47,300	203,200
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	6,882
Mitsui & Co. Ltd.	6,400	109,119
Mitsui Chemicals, Inc.	800	22,475
Mitsui Fudosan Co. Ltd.	3,700	77,314
Miura Co. Ltd.	400	21,034
Mizuho Financial Group, Inc.	10,750	136,692
MonotaRO Co. Ltd.	600	36,609
MS&AD Insurance Group Holdings, Inc.	1,700	49,421
Murata Manufacturing Co. Ltd.	2,300	201,118
Nabtesco Corp.	200	8,257
Nagoya Railroad Co. Ltd.	800	22,008
NEC Corp.	1,100	59,320
Nexon Co. Ltd.	1,960	59,232
NGK Insulators Ltd.	1,000	15,891
NGK Spark Plug Co. Ltd.	800	14,490
NH Foods Ltd.	500	21,336
Nidec Corp.	1,900	242,141
Nihon M&A Center, Inc.	700	48,946
Nintendo Co. Ltd.	520	295,165
Nippon Building Fund, Inc. REIT	7	38,688
Nippon Express Co. Ltd.	300	20,057
Nippon Paint Holdings Co. Ltd.	700	89,646
Nippon Prologis REIT, Inc. REIT (b)	10	31,370
Nippon Sanso Holdings Corp.	500	8,352
Nippon Shinyaku Co. Ltd.	200	14,291
Nippon Steel Corp.*	3,610	44,140
Nippon Telegraph & Telephone Corp.	5,600	132,222
Nippon Yusen KK	800	17,441
Nissan Chemical Corp.	600	35,862
Nissan Motor Co. Ltd.*	10,000	47,174
Nisshin Seifun Group, Inc.	850	13,817
Nissin Foods Holdings Co. Ltd.	215	17,752
Nitori Holdings Co. Ltd.	301	64,092
Nitto Denko Corp.	700	57,931

	Number of Shares	Value
Japan (Continued)
Nomura Holdings, Inc.	12,500	$62,739
Nomura Real Estate Holdings, Inc.	600	12,989
Nomura Real Estate Master Fund, Inc. REIT	15	19,540
Nomura Research Institute Ltd.	1,456	49,161
NSK Ltd.	1,800	14,569
NTT Data Corp.	2,700	35,897
Obayashi Corp.	2,400	21,149
Obic Co. Ltd.	300	67,443
Odakyu Electric Railway Co. Ltd.	1,500	45,474
Oji Holdings Corp.	4,122	18,715
Olympus Corp.	4,800	103,747
Omron Corp.	900	81,293
Ono Pharmaceutical Co. Ltd.	1,800	56,948
Oracle Corp.	200	22,165
Oriental Land Co. Ltd.	825	140,384
ORIX Corp.	6,000	89,253
Orix JREIT, Inc. REIT	12	17,931
Osaka Gas Co. Ltd.	1,308	25,108
Otsuka Corp.	508	24,621
Otsuka Holdings Co. Ltd.	1,583	64,321
Pan Pacific International Holdings Corp.	1,600	37,808
Panasonic Corp.	8,400	89,511
PeptiDream, Inc.*	500	25,479
Persol Holdings Co. Ltd.	500	9,157
Pigeon Corp.	600	26,782
Pola Orbis Holdings, Inc. (b)	400	7,989
Rakuten, Inc.	3,600	40,310
Recruit Holdings Co. Ltd.	5,500	231,801
Renesas Electronics Corp.*	3,600	32,000
Resona Holdings, Inc.	9,200	32,226
Ricoh Co. Ltd.	2,800	18,693
Rinnai Corp.	200	23,333
Rohm Co. Ltd.	400	33,372
Ryohin Keikaku Co. Ltd.	1,150	23,650
Santen Pharmaceutical Co. Ltd.	1,600	26,590
SBI Holdings, Inc.	1,317	35,700
SCSK Corp.	300	17,902
Secom Co. Ltd.	800	79,655
Sega Sammy Holdings, Inc.	700	9,836
Seibu Holdings, Inc.	400	3,966
Seiko Epson Corp.	1,500	22,371
Sekisui Chemical Co. Ltd.	1,800	31,086
Sekisui House Ltd.	2,800	50,368
Seven & i Holdings Co. Ltd.	2,687	85,268
SG Holdings Co. Ltd.	1,400	41,839
Sharp Corp. (b)	900	12,069
Shimadzu Corp.	1,200	43,161
Shimamura Co. Ltd.	100	10,345
Shimano, Inc.	353	83,652
Shimizu Corp.	2,500	18,989
Shin-Etsu Chemical Co. Ltd.	1,455	238,807
Shinsei Bank Ltd.	456	5,425
Shionogi & Co. Ltd.	1,209	64,770
Shiseido Co. Ltd.	1,806	127,320
Shizuoka Bank Ltd.	1,800	12,793
SMC Corp.	252	160,083

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Japan (Continued)
SoftBank Corp.	12,300	$151,335
SoftBank Group Corp.	6,700	466,690
Sohgo Security Services Co. Ltd.	400	21,418
Sompo Holdings, Inc.	1,300	49,933
Sony Corp.	5,300	492,636
Square Enix Holdings Co. Ltd.	400	24,559
Stanley Electric Co. Ltd.	800	23,525
Subaru Corp.	1,900	37,727
SUMCO Corp.	600	12,149
Sumitomo Chemical Co. Ltd.	6,800	24,100
Sumitomo Corp.	5,000	61,614
Sumitomo Dainippon Pharma Co. Ltd.	1,000	12,672
Sumitomo Electric Industries Ltd.	2,800	32,023
Sumitomo Metal Mining Co. Ltd.	900	33,509
Sumitomo Mitsui Financial Group, Inc.	5,400	156,828
Sumitomo Mitsui Trust Holdings, Inc.	1,610	47,051
Sumitomo Realty & Development Co. Ltd.	1,539	50,194
Sundrug Co. Ltd.	400	16,782
Suntory Beverage & Food Ltd.	700	25,580
Suzuken Co. Ltd.	400	15,287
Suzuki Motor Corp.	1,600	85,885
Sysmex Corp.	700	73,285
T&D Holdings, Inc.	2,600	30,358
Taiheiyo Cement Corp.	600	16,126
Taisei Corp.	900	31,810
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,360
Takeda Pharmaceutical Co. Ltd.	6,587	236,287
TDK Corp.	600	84,598
Teijin Ltd.	600	10,253
Terumo Corp.	2,600	103,278
THK Co. Ltd.	700	21,624
TIS, Inc.	800	15,923
Tobu Railway Co. Ltd.	692	20,747
Toho Co. Ltd.	500	21,169
Toho Gas Co. Ltd.	400	26,169
Tohoku Electric Power Co., Inc.	1,700	14,248
Tokio Marine Holdings, Inc.	2,734	135,914
Tokyo Century Corp.	200	13,238
Tokyo Electric Power Co. Holdings, Inc.*	6,500	16,935
Tokyo Electron Ltd.	598	203,171
Tokyo Gas Co. Ltd.	1,700	38,177
Tokyu Corp.	1,900	23,058
Tokyu Fudosan Holdings Corp.	2,600	12,602
Toppan Printing Co. Ltd.	1,500	20,474
Toray Industries, Inc.	5,700	30,908
Toshiba Corp.	1,851	51,807
Tosoh Corp.	300	4,730
TOTO Ltd.	640	36,230
Toyo Suisan Kaisha Ltd.	400	19,655
Toyoda Gosei Co. Ltd.	100	2,713
Toyota Industries Corp.	700	50,556
Toyota Motor Corp.	8,784	588,881
Toyota Tsusho Corp.	1,000	34,579
Trend Micro, Inc.	600	32,586

	Number of Shares	Value
Japan (Continued)
Tsuruha Holdings, Inc.	200	$29,272
Unicharm Corp.	1,905	92,385
United Urban Investment Corp. REIT (b)	12	13,563
USS Co. Ltd.	1,100	23,011
Welcia Holdings Co. Ltd.	400	16,073
West Japan Railway Co.	800	36,506
Yakult Honsha Co. Ltd.	500	23,827
Yamada Holdings Co. Ltd.	2,576	12,238
Yamaha Corp.	700	39,962
Yamaha Motor Co. Ltd.	1,300	25,029
Yamato Holdings Co. Ltd.	1,400	35,362
Yamazaki Baking Co. Ltd. (b)	500	8,295
Yaskawa Electric Corp.	1,200	57,816
Yokogawa Electric Corp.	961	16,974
Z Holdings Corp.	11,200	70,483
ZOZO, Inc.	433	10,800

(Cost $13,003,591)		16,363,266

Jordan — 0.0%
Hikma Pharmaceuticals PLC
(Cost $23,325)	716	24,894

Kuwait — 0.1%
Agility Public Warehousing Co. KSC	100	210
Kuwait Finance House KSCP	19,907	44,260
Mobile Telecommunications Co. KSC	11,344	21,549
National Bank of Kuwait SAKP	28,000	76,900

(Cost $143,113)		142,919

Luxembourg — 0.2%
ArcelorMittal SA*	2,762	50,573
Aroundtown SA*	4,186	29,051
Eurofins Scientific SE*	660	53,582
Reinet Investments SCA	608	10,829
SES SA	1,646	14,973
Tenaris SA	2,102	16,263

(Cost $209,428)		175,271

Macau — 0.1%
Sands China Ltd.	8,904	36,530
Wynn Macau Ltd.*	7,884	13,447

(Cost $58,686)		49,977

Malaysia — 0.5%
AMMB Holdings Bhd	6,287	5,123
Axiata Group Bhd	13,276	11,568
CIMB Group Holdings Bhd	20,713	18,456
Dialog Group Bhd	16,100	14,227
DiGi.Com Bhd	21,544	21,153
Fraser & Neave Holdings Bhd	800	6,374
Gamuda Bhd	13,475	11,808
Genting Bhd	16,200	16,144
Genting Plantations Bhd	1,000	2,332
HAP Seng Consolidated Bhd	2,069	4,190
Hartalega Holdings Bhd	9,900	34,993
Hong Leong Bank Bhd	5,082	21,431
Hong Leong Financial Group Bhd	1,753	7,057
IHH Healthcare Bhd	7,891	10,885

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Malaysia (Continued)
IOI Corp. Bhd	12,200	$13,086
Kossan Rubber Industries	4,200	6,423
Kuala Lumpur Kepong Bhd	1,320	7,614
Malayan Banking Bhd	15,807	30,652
Maxis Bhd	13,500	16,237
MISC Bhd	6,700	11,167
Nestle Malaysia Bhd	300	9,867
Petronas Chemicals Group Bhd	9,057	14,272
Petronas Dagangan Bhd	1,500	7,644
Petronas Gas Bhd	1,941	8,652
PPB Group Bhd	1,840	8,401
Press Metal Aluminium Holdings Bhd	5,500	9,450
Public Bank Bhd	13,300	56,804
QL Resources Bhd	7,800	12,177
RHB Bank Bhd	6,800	8,596
Sime Darby Plantation Bhd	13,111	15,769
Supermax Corp. Bhd*	6,500	14,519
Telekom Malaysia Bhd	4,400	5,443
Tenaga Nasional Bhd	10,500	25,979
Top Glove Corp. Bhd	19,800	34,604
Westports Holdings Bhd	12,000	12,666

(Cost $498,495)		515,763

Mexico — 0.5%
Alfa SAB de CV, Class A	10,471	8,243
America Movil SAB de CV, Series L	151,113	113,053
Arca Continental SAB de CV	1,756	8,569
Becle SAB de CV	3,953	9,269
Cemex SAB de CV, Series CPO	65,240	29,698
Coca-Cola Femsa SAB de CV	2,244	10,111
Fibra Uno Administracion SA de CV REIT	3,502	3,483
Fomento Economico Mexicano SAB de CV	8,788	63,463
Gruma SAB de CV, Class B	951	10,464
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	1,707	17,477
Grupo Aeroportuario del Sureste SAB de CV, Class B*	921	13,704
Grupo Bimbo SAB de CV, Series A	7,005	14,821
Grupo Carso SAB de CV, Series A1	2,909	6,607
Grupo Financiero Banorte SAB de CV, Class O*	11,463	57,394
Grupo Financiero Inbursa SAB de CV, Class O*	18,420	17,982
Grupo Mexico SAB de CV, Series B	9,103	33,033
Grupo Televisa SAB, Series CPO*	10,662	17,103
Industrias Penoles SAB de CV	435	6,384
Kimberly-Clark de Mexico SAB de CV, Class A	6,019	9,548
Megacable Holdings SAB de CV, Series CPO	1,900	6,915
Orbia Advance Corp. SAB de CV	8,561	17,524
Wal-Mart de Mexico SAB de CV	23,966	63,146

(Cost $645,813)		537,991

	Number of Shares	Value
Netherlands — 2.9%
ABN AMRO Bank NV, 144A*	1,304	$13,455
Adyen NV, 144A*	82	156,698
Aegon NV	6,439	24,087
Akzo Nobel NV	707	75,108
Altice Europe NV*	3,069	16,174
Argenx SE*	204	58,207
ASML Holding NV	1,843	799,897
EXOR NV	400	27,855
Heineken Holding NV	380	35,107
Heineken NV	1,032	108,970
ING Groep NV*	16,670	162,558
Just Eat Takeaway.com NV, 144A*	508	53,955
Koninklijke Ahold Delhaize NV	4,482	128,259
Koninklijke DSM NV	768	125,782
Koninklijke KPN NV	14,164	42,222
Koninklijke Philips NV*	3,832	198,199
Koninklijke Vopak NV	339	17,805
NN Group NV	1,252	50,852
Prosus NV*	2,114	229,070
QIAGEN NV*	1,062	51,192
Randstad NV*	429	26,610
Royal Dutch Shell PLC, Class A	17,936	303,962
Royal Dutch Shell PLC, Class B	15,563	256,070
Wolters Kluwer NV	1,206	101,132

(Cost $2,672,956)		3,063,226

New Zealand — 0.2%
a2 Milk Co. Ltd.*	3,047	31,514
Auckland International Airport Ltd.*	4,344	23,698
Fisher & Paykel Healthcare Corp. Ltd.	2,494	62,817
Mercury NZ Ltd.	1,987	8,360
Meridian Energy Ltd.	5,861	26,425
Ryman Healthcare Ltd.	1,106	11,423
Spark New Zealand Ltd.	8,416	26,910
Xero Ltd.*	519	50,479

(Cost $163,686)		241,626

Norway — 0.4%
Adevinta ASA*	1,204	19,868
DNB ASA*	3,688	66,809
Equinor ASA	4,442	70,006
Gjensidige Forsikring ASA	941	20,490
Mowi ASA	1,974	39,953
Norsk Hydro ASA (b)	6,256	25,317
Orkla ASA	3,814	36,528
Schibsted ASA, Class B*	497	18,101
Telenor ASA	3,341	56,880
Yara International ASA	483	19,535

(Cost $384,757)		373,487

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR*(b)	907	10,068
Credicorp Ltd.	307	47,250
Southern Copper Corp.	352	20,898

(Cost $84,061)		78,216

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	10,700	$9,391
Ayala Corp.	1,340	22,951
Ayala Land, Inc.	43,800	34,617
Bank of the Philippine Islands	11,000	18,989
BDO Unibank, Inc.	9,350	20,088
Globe Telecom, Inc.	130	5,267
International Container Terminal Services, Inc.	7,870	19,118
JG Summit Holdings, Inc.	5,880	8,029
Jollibee Foods Corp.	3,270	12,854
Manila Electric Co.	870	5,096
Metropolitan Bank & Trust Co.	491	490
PLDT, Inc.	210	5,739
Puregold Price Club, Inc.	13,300	11,660
SM Investments Corp.	1,045	21,083
SM Prime Holdings, Inc.	46,800	35,042
Universal Robina Corp.	4,440	13,113

(Cost $227,020)		243,527

Poland — 0.2%
Allegro.eu SA, 144A*	1,114	22,874
Bank Polska Kasa Opieki SA*	672	10,159
CD Projekt SA*	296	30,717
Cyfrowy Polsat SA	890	6,331
Dino Polska SA, 144A*	278	18,679
KGHM Polska Miedz SA*	578	22,945
LPP SA*	3	5,491
Orange Polska SA*	3,002	5,063
PGE Polska Grupa Energetyczna SA*	3,990	6,127
Polski Koncern Naftowy ORLEN SA	1,338	19,727
Polskie Gornictwo Naftowe i Gazownictwo SA	5,350	6,818
Powszechna Kasa Oszczednosci Bank Polski SA*	4,049	28,479
Powszechny Zaklad Ubezpieczen SA*	2,765	18,505

(Cost $195,227)		201,915

Portugal — 0.1%
EDP — Energias de Portugal SA	11,649	62,085
Galp Energia SGPS SA	2,294	24,748
Jeronimo Martins SGPS SA	935	16,016

(Cost $94,408)		102,849

Qatar — 0.2%
Barwa Real Estate Co.	8,950	8,113
Commercial Bank PSQC	8,970	10,714
Industries Qatar QSC	6,257	18,899
Masraf Al Rayan QSC	16,472	19,314
Mesaieed Petrochemical Holding Co.	20,910	12,006
Qatar Electricity & Water Co. QSC	1,690	8,348
Qatar Fuel QSC	1,750	8,890
Qatar International Islamic Bank QSC	4,987	12,152
Qatar Islamic Bank SAQ	4,957	22,677
Qatar National Bank QPSC	20,448	99,496

(Cost $187,307)		220,609

	Number of Shares	Value
Romania — 0.0%
NEPI Rockcastle PLC
(Cost $24,771)	1,895	$9,640

Russia — 0.8%
Alrosa PJSC	11,998	13,824
Gazprom PJSC	49,784	118,981
Inter RAO UES PJSC	157,146	10,574
LUKOIL PJSC	1,844	121,536
Magnit PJSC, GDR	1,666	25,140
MMC Norilsk Nickel PJSC	298	83,764
Mobile TeleSystems PJSC, ADR	2,260	19,504
Moscow Exchange MICEX-RTS PJSC	6,372	12,765
Novatek PJSC, GDR	421	65,423
Novolipetskiy Metallurgicheskiy Kombinat PAO	5,425	13,673
PhosAgro PJSC, GDR	495	6,326
Polyus PJSC	175	33,294
Rosneft Oil Co. PJSC	4,792	28,096
Sberbank of Russia PJSC	41,529	135,823
Severstal PAO	977	14,330
Surgutneftegas PJSC	33,263	15,369
Tatneft PJSC	4,993	32,052
VTB Bank PJSC	13,322,404	6,528
X5 Retail Group NV, GDR	502	17,891
Yandex NV, Class A*	1,338	94,128

(Cost $832,820)		869,021

Saudi Arabia — 0.8%
Advanced Petrochemical Co.	842	13,807
Al Rajhi Bank	5,696	113,598
Alinma Bank*	4,886	21,026
Almarai Co. JSC	788	11,745
Arab National Bank	2,656	14,446
Bank AlBilad	1,067	7,510
Bank Al-Jazira	1,168	4,273
Banque Saudi Fransi	2,705	23,908
Bupa Arabia for Cooperative Insurance Co.*	297	9,946
Dar Al Arkan Real Estate Development Co.*	4,027	9,438
Etihad Etisalat Co.*	2,362	18,704
Jarir Marketing Co.	225	10,558
National Commercial Bank	6,454	72,703
National Industrialization Co.*	4,634	16,136
Rabigh Refining & Petrochemical Co.*	1,926	7,292
Riyad Bank	5,881	32,646
Sahara International Petrochemical Co.*	2,629	11,804
Samba Financial Group	4,828	39,776
Saudi Arabian Fertilizer Co.	547	11,959
Saudi Arabian Mining Co.*	2,043	22,960
Saudi Arabian Oil Co., 144A	8,612	82,662
Saudi Basic Industries Corp.	3,947	101,974
Saudi British Bank	2,536	18,358
Saudi Cement Co.	623	9,651
Saudi Electricity Co.	2,687	15,446
Saudi Kayan Petrochemical Co.*	4,804	15,345

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Saudi Arabia (Continued)
Saudi Telecom Co.	2,630	$75,592
Savola Group	735	9,024
Yanbu National Petrochemical Co.	1,170	19,185

(Cost $836,105)		821,472

Singapore — 0.7%
Ascendas Real Estate Investment Trust REIT	13,352	29,568
BOC Aviation Ltd., 144A	716	6,365
CapitaLand Integrated Commercial Trust REIT	21,314	30,831
CapitaLand Ltd.	10,257	23,938
City Developments Ltd.	1,600	9,306
DBS Group Holdings Ltd.	7,600	142,803
Genting Singapore Ltd.	32,700	20,237
Keppel Corp. Ltd.	6,300	23,816
Mapletree Commercial Trust REIT	14,700	22,360
Mapletree Logistics Trust REIT	8,152	11,974
Oversea-Chinese Banking Corp. Ltd.	11,593	87,132
Singapore Airlines Ltd.*	6,550	21,196
Singapore Exchange Ltd.	2,893	19,177
Singapore Technologies Engineering Ltd.	7,230	20,809
Singapore Telecommunications Ltd.	36,600	65,223
Suntec Real Estate Investment Trust REIT	8,328	9,377
United Overseas Bank Ltd.	4,822	80,933
UOL Group Ltd.	1,500	8,243
Venture Corp. Ltd.	1,500	21,060
Wilmar International Ltd.	7,537	23,659

(Cost $712,141)		678,007

South Africa — 1.0%
Absa Group Ltd.	2,940	20,921
Anglo American Platinum Ltd.	273	19,853
AngloGold Ashanti Ltd.	1,884	39,704
Aspen Pharmacare Holdings Ltd.*	1,591	12,686
Bid Corp. Ltd.	1,378	24,858
Bidvest Group Ltd.	1,499	15,792
Capitec Bank Holdings Ltd.*	221	18,488
Clicks Group Ltd.	1,058	16,040
Discovery Ltd.	2,045	16,269
FirstRand Ltd.	21,156	62,117
Gold Fields Ltd.	4,416	37,510
Growthpoint Properties Ltd. REIT	12,718	9,748
Harmony Gold Mining Co. Ltd.*	1,646	6,725
Impala Platinum Holdings Ltd.	3,546	37,259
Kumba Iron Ore Ltd.	302	10,277
Mr Price Group Ltd.	821	8,627
MTN Group Ltd.	7,458	31,900
MultiChoice Group	2,006	16,852
Naspers Ltd., Class N	1,883	380,455
Nedbank Group Ltd.	1,829	14,468
Northam Platinum Ltd.*	1,582	18,004
Old Mutual Ltd.	24,440	18,449
Remgro Ltd. (b)	2,367	14,089
Sanlam Ltd.	8,407	30,102

	Number of Shares	Value
South Africa (Continued)
Sasol Ltd.*	1,727	$13,470
Shoprite Holdings Ltd.	2,348	19,372
Sibanye Stillwater Ltd.	10,072	33,495
SPAR Group Ltd. (b)	704	8,680
Standard Bank Group Ltd.	6,447	50,431
Tiger Brands Ltd.	1,310	16,665
Vodacom Group Ltd. (b)	2,604	20,721
Woolworths Holdings Ltd.	4,357	9,844

(Cost $1,067,795)		1,053,871

South Korea — 3.5%
Alteogen, Inc.*	87	12,635
Amorepacific Corp.	176	28,470
AMOREPACIFIC Group	63	2,995
BGF retail Co. Ltd.	34	3,856
Celltrion Healthcare Co. Ltd.*	301	33,213
Celltrion Pharm, Inc.*	52	8,896
Celltrion, Inc.*	384	117,988
Cheil Worldwide, Inc.	320	6,001
CJ CheilJedang Corp.	63	20,582
Coway Co. Ltd.*	364	22,829
Daelim Industrial Co. Ltd.	137	9,905
DB Insurance Co. Ltd.	302	12,009
Douzone Bizon Co. Ltd.	179	17,066
E-MART, Inc.	89	12,386
Fila Holdings Corp.	235	8,771
GS Engineering & Construction Corp.	342	9,797
GS Retail Co. Ltd.	176	5,368
Hana Financial Group, Inc.	1,277	39,064
Hankook Tire & Technology Co. Ltd.	536	15,840
Hanmi Pharm. Co. Ltd.	34	11,015
Hanon Systems	837	11,384
Hanwha Solutions Corp.	602	25,978
HLB, Inc.*	245	20,170
Hotel Shilla Co. Ltd.	152	10,989
Hyundai Engineering & Construction Co. Ltd.	63	1,913
Hyundai Glovis Co. Ltd.	90	14,477
Hyundai Heavy Industries Holdings Co. Ltd.	3	758
Hyundai Mobis Co. Ltd.	288	63,506
Hyundai Motor Co.	644	105,631
Hyundai Steel Co.	525	15,087
Kakao Corp.	279	92,786
Kangwon Land, Inc.	553	11,219
KB Financial Group, Inc.	1,757	72,008
Kia Motors Corp.	1,164	60,801
KMW Co. Ltd.*	46	3,055
Korea Electric Power Corp.*	1,065	20,645
Korea Investment Holdings Co. Ltd.	206	13,795
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	181	16,848
Korea Zinc Co. Ltd.	23	7,878
KT&G Corp.	517	38,546
Kumho Petrochemical Co. Ltd.	50	6,281
LG Chem Ltd.	203	146,762
LG Corp.	438	27,945

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
LG Display Co. Ltd.*	1,120	$15,435
LG Electronics, Inc.	435	33,611
LG Household & Health Care Ltd.	27	36,942
LG Innotek Co. Ltd.	88	12,327
LG Uplus Corp.	922	9,957
Lotte Chemical Corp.	94	23,956
Lotte Corp.	129	4,127
Mirae Asset Daewoo Co. Ltd.	1,783	15,275
NAVER Corp.	534	133,916
NCSoft Corp.	79	57,828
NH Investment & Securities Co. Ltd.	483	4,692
Orion Corp.	110	11,780
Ottogi Corp.	8	4,020
Pearl Abyss Corp.*	18	3,369
POSCO	348	73,591
POSCO Chemical Co. Ltd.	133	10,998
S-1 Corp.	77	5,483
Samsung Biologics Co. Ltd., 144A*	79	56,115
Samsung C&T Corp.	413	44,974
Samsung Card Co. Ltd.	213	6,371
Samsung Electro-Mechanics Co. Ltd.	143	20,160
Samsung Electronics Co. Ltd.	20,038	1,207,839
Samsung Fire & Marine Insurance Co. Ltd.	131	22,257
Samsung Heavy Industries Co. Ltd.*	3,192	19,702
Samsung Life Insurance Co. Ltd.	218	14,047
Samsung SDI Co. Ltd.	254	122,346
Samsung SDS Co. Ltd.	146	22,826
Samsung Securities Co. Ltd.	383	13,654
Seegene, Inc.	80	13,585
Shin Poong Pharmaceutical Co. Ltd.*	149	17,774
Shinhan Financial Group Co. Ltd.	1,458	42,427
Shinsegae, Inc.	19	3,958
SK Chemicals Co. Ltd.	36	13,859
SK Holdings Co. Ltd.	172	32,875
SK Hynix, Inc.	2,304	203,009
SK Innovation Co. Ltd.	236	36,897
SK Telecom Co. Ltd.	140	30,048
S-Oil Corp.	231	14,529
Woori Financial Group, Inc.	2,394	21,267
Yuhan Corp.	195	11,349

(Cost $2,035,112)		3,636,323

Spain — 1.5%
ACS Actividades de Construccion y Servicios SA	1,019	32,199
Aena SME SA, 144A*	296	48,231
Amadeus IT Group SA	1,887	129,337
Banco Bilbao Vizcaya Argentaria SA	27,137	127,216
Banco Santander SA*	73,020	210,569
Banco Santander SA*	2,780	7,621
CaixaBank SA	15,974	40,910
Cellnex Telecom SA, 144A*	1,342	84,651
Enagas SA	931	22,677
Endesa SA	1,427	40,802
Ferrovial SA*	22	612
Ferrovial SA	2,222	61,810

	Number of Shares	Value
Spain (Continued)
Grifols SA (b)	1,392	$39,436
Iberdrola SA	25,236	344,526
Industria de Diseno Textil SA	4,577	152,052
Naturgy Energy Group SA	1,433	33,050
Red Electrica Corp. SA	1,861	38,038
Repsol SA	5,601	53,837
Siemens Gamesa Renewable Energy SA	1,078	38,487
Telefonica SA	17,999	78,516

(Cost $1,874,942)		1,584,577

Sweden — 2.0%
Alfa Laval AB*	1,297	32,709
Assa Abloy AB, Class B	4,437	105,585
Atlas Copco AB, Class A	2,984	150,367
Atlas Copco AB, Class B	1,619	71,484
Boliden AB	1,316	45,340
Electrolux AB, Series B	1,146	27,471
Epiroc AB, Class A	2,895	48,099
Epiroc AB, Class B	2,120	33,690
EQT AB	840	18,691
Essity AB, Class B	2,616	82,931
Evolution Gaming Group AB, 144A	572	48,898
Fastighets AB Balder, Class B*	413	20,648
Hennes & Mauritz AB, Class B*	3,695	78,235
Hexagon AB, Class B*	1,174	97,431
Husqvarna AB, Class B	1,887	20,091
ICA Gruppen AB	339	16,387
Industrivarden AB, Class C*	470	14,335
Investment AB Latour, Class B	661	17,402
Investor AB, Class B	2,011	139,180
Kinnevik AB, Class B*	1,039	51,720
L E Lundbergforetagen AB, Class B*	197	10,088
Lundin Energy AB	853	20,418
Nibe Industrier AB, Class B*	1,402	39,492
Sandvik AB*	5,072	113,747
Securitas AB, Class B*	1,406	23,114
Skandinaviska Enskilda Banken AB, Class A*	7,168	75,768
Skanska AB, Class B	1,546	36,735
SKF AB, Class B	1,666	41,024
Svenska Cellulosa AB SCA, Class B*	2,426	39,218
Svenska Handelsbanken AB, Class A*	6,565	66,669
Swedbank AB, Class A*	4,040	73,114
Swedish Match AB	671	54,044
Tele2 AB, Class B	2,284	29,372
Telefonaktiebolaget LM Ericsson, Class B	12,808	156,574
Telia Co. AB (b)	10,037	42,550
Volvo AB, Class B*	5,599	127,165

(Cost $1,678,511)		2,069,786

Switzerland — 6.2%
ABB Ltd.	7,621	201,018
Adecco Group AG	595	36,037
Alcon, Inc.*	2,210	141,002
Baloise Holding AG	212	36,556

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Switzerland (Continued)
Banque Cantonale Vaudoise	140	$14,420
Barry Callebaut AG	11	23,616
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5	42,669
Cie Financiere Richemont SA, Class A	2,251	186,966
Clariant AG	1,006	20,192
Coca-Cola HBC AG*	712	20,522
Credit Suisse Group AG	10,840	136,939
EMS-Chemie Holding AG	35	31,986
Geberit AG	156	93,900
Givaudan SA	38	154,885
Glencore PLC*	44,642	126,082
Julius Baer Group Ltd.	1,026	59,206
Kuehne + Nagel International AG	257	58,173
LafargeHolcim Ltd.*	2,334	122,408
Logitech International SA	735	65,012
Lonza Group AG	298	186,785
Nestle SA	12,189	1,357,120
Novartis AG	9,572	866,562
Partners Group Holding AG	80	85,832
Roche Holding AG	3,029	996,778
Schindler Holding AG	85	22,505
Schindler Holding AG Participation Certificates	166	45,302
SGS SA	24	68,375
Sika AG	592	151,070
Sonova Holding AG*	234	57,962
STMicroelectronics NV	2,582	101,084
Straumann Holding AG	44	50,452
Swatch Group AG — Bearer	138	34,046
Swatch Group AG — Registered	230	11,030
Swiss Life Holding AG	129	57,605
Swiss Prime Site AG	269	24,214
Swiss Re AG	1,250	114,195
Swisscom AG	92	48,594
Temenos AG	292	36,888
UBS Group AG	15,207	215,701
Vifor Pharma AG	191	28,017
Zurich Insurance Group AG	674	273,605

(Cost $5,274,537)		6,405,311

Taiwan — 3.7%
Accton Technology Corp.	3,348	28,074
Acer, Inc.	16,145	13,113
Advantech Co. Ltd.	1,562	16,824
ASE Technology Holding Co. Ltd.	14,299	38,428
Asia Cement Corp.	9,867	14,990
Asustek Computer, Inc.	2,806	24,513
AU Optronics Corp.*	25,038	10,717
Catcher Technology Co. Ltd.	2,747	18,119
Cathay Financial Holding Co. Ltd.	34,235	48,525
Chailease Holding Co. Ltd.	5,387	29,484
Chang Hwa Commercial Bank Ltd.	22,135	13,823
Cheng Shin Rubber Industry Co. Ltd.	9,594	14,306
Chicony Electronics Co. Ltd.	2,237	6,703
China Development Financial Holding Corp.	76,803	24,036

	Number of Shares	Value
Taiwan (Continued)
China Life Insurance Co. Ltd.	8,572	$6,812
China Steel Corp.	32,226	25,779
Chunghwa Telecom Co. Ltd.	16,844	64,120
Compal Electronics, Inc.	22,036	14,921
CTBC Financial Holding Co. Ltd.	82,728	55,583
Delta Electronics, Inc.	8,794	69,266
E.Sun Financial Holding Co. Ltd.	53,615	47,309
Eclat Textile Co. Ltd.	1,161	16,293
Far Eastern New Century Corp.	15,056	14,474
Far EasTone Telecommunications Co. Ltd.	8,193	17,822
Feng TAY Enterprise Co. Ltd.	2,395	15,419
First Financial Holding Co. Ltd.	49,219	36,782
Formosa Chemicals & Fibre Corp.	15,564	42,046
Formosa Petrochemical Corp.	6,187	19,645
Formosa Plastics Corp.	14,791	44,213
Foxconn Technology Co. Ltd.	4,226	7,799
Fubon Financial Holding Co. Ltd.	22,527	35,013
Giant Manufacturing Co. Ltd.	1,660	16,453
Globalwafers Co. Ltd.	1,395	27,310
Highwealth Construction Corp.	8,214	12,824
Hiwin Technologies Corp.	977	10,472
Hon Hai Precision Industry Co. Ltd.	49,977	144,307
Hotai Motor Co. Ltd.	1,345	30,248
Hua Nan Financial Holdings Co. Ltd.	44,998	28,654
Innolux Corp.*	59,730	21,061
Inventec Corp.	13,870	11,338
Largan Precision Co. Ltd.	365	41,299
Lite-On Technology Corp.	9,228	15,557
MediaTek, Inc.	6,350	156,842
Mega Financial Holding Co. Ltd.	44,881	44,798
Micro-Star International Co. Ltd.	1,704	7,473
Nan Ya Plastics Corp.	21,463	48,344
Nanya Technology Corp.	6,135	15,584
Nien Made Enterprise Co. Ltd.	661	7,804
Novatek Microelectronics Corp.	2,288	24,002
Pegatron Corp.	8,977	20,567
Phison Electronics Corp.	756	8,567
Pou Chen Corp.	11,351	12,445
Powertech Technology, Inc.	1,605	5,181
President Chain Store Corp.	2,267	20,600
Quanta Computer, Inc.	11,072	29,911
Realtek Semiconductor Corp.	1,424	18,535
Ruentex Development Co. Ltd.	3,777	5,572
Shanghai Commercial & Savings Bank Ltd.	12,050	16,488
Shin Kong Financial Holding Co. Ltd.	39,103	11,785
SinoPac Financial Holdings Co. Ltd.	46,659	18,171
Standard Foods Corp.	2,737	5,992
Synnex Technology International Corp.	7,783	12,151
Taishin Financial Holding Co. Ltd.	42,285	19,805
Taiwan Business Bank	20,606	7,193
Taiwan Cement Corp.	23,555	35,453
Taiwan Cooperative Financial Holding Co. Ltd.	22,696	16,165
Taiwan High Speed Rail Corp.	9,687	10,689
Taiwan Mobile Co. Ltd.	5,265	17,936

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	104,680	$1,764,713
Unimicron Technology Corp.	6,000	18,925
Uni-President Enterprises Corp.	21,589	49,234
United Microelectronics Corp.	49,267	70,005
Vanguard International Semiconductor Corp.	4,502	16,585
Walsin Technology Corp.	2,110	14,399
Win Semiconductors Corp.	1,988	23,366
Wistron Corp.	8,893	9,313
WPG Holdings Ltd.	10,759	16,099
Yageo Corp.	914	14,174
Yuanta Financial Holding Co. Ltd.	44,531	29,841
Zhen Ding Technology Holding Ltd.	2,151	9,320

(Cost $1,977,132)		3,828,501

Thailand — 0.6%
Advanced Info Service PCL, NVDR	5,300	30,749
Airports of Thailand PCL, NVDR	19,600	41,468
Bangkok Bank PCL, NVDR	900	3,511
Bangkok Dusit Medical Services PCL, NVDR	45,500	32,339
Bangkok Expressway & Metro PCL, NVDR	48,800	14,761
Berli Jucker PCL, NVDR	5,400	6,694
BTS Group Holdings PCL, NVDR	35,100	11,835
Bumrungrad Hospital PCL, NVDR	1,700	6,997
Central Pattana PCL, NVDR	11,900	19,965
Central Retail Corp. PCL, NVDR*	7,600	8,165
Charoen Pokphand Foods PCL, NVDR	17,000	16,157
CP ALL PCL, NVDR	27,800	55,600
Electricity Generating PCL, NVDR	1,600	11,425
Energy Absolute PCL, NVDR	7,500	11,095
Global Power Synergy PCL, Class F	6,500	15,095
Gulf Energy Development PCL, NVDR	14,510	16,788
Home Product Center PCL, NVDR	22,400	10,885
Indorama Ventures PCL, NVDR	8,000	8,463
Intouch Holdings PCL, NVDR	10,900	19,998
Kasikornbank PCL, NVDR	8,900	32,364
Krung Thai Bank PCL, NVDR	19,600	6,933
Land & Houses PCL, NVDR	40,100	10,406
Minor International PCL, NVDR*	13,200	10,822
PTT Exploration & Production PCL, NVDR	6,500	20,789
PTT Global Chemical PCL, NVDR	6,300	11,923
PTT PCL, NVDR	52,400	69,289
Ratch Group PCL, NVDR	3,100	5,816
Siam Cement PCL	700	8,655
Siam Cement PCL, NVDR	2,800	34,618
Siam Commercial Bank PCL, NVDR	1,200	3,392
Thai Oil PCL, NVDR	8,100	12,719
Thai Union Group PCL, NVDR	15,300	7,637
True Corp. PCL, NVDR	49,600	5,345

(Cost $644,841)		582,698

Turkey — 0.1%
Akbank T.A.S.*	19,123	14,721

	Number of Shares	Value
Turkey (Continued)
Aselsan Elektronik Sanayi Ve Ticaret AS	6,222	$13,757
BIM Birlesik Magazalar AS	1,872	16,757
Eregli Demir ve Celik Fabrikalari TAS	6,405	9,010
Ford Otomotiv Sanayi AS	220	3,033
KOC Holding AS	3,797	8,565
Turkcell Iletisim Hizmetleri AS	4,398	8,324
Turkiye Garanti Bankasi AS*	10,489	11,736
Turkiye Petrol Rafinerileri AS*	1,272	14,794
Yapi ve Kredi Bankasi AS*	38,855	14,210

(Cost $149,765)		114,907

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	12,383	20,497
Aldar Properties PJSC	5,899	4,882
Dubai Islamic Bank PJSC	15,361	18,735
Emaar Properties PJSC*	14,089	12,197
Emirates NBD Bank PJSC	11,346	33,824
Emirates Telecommunications Group Co. PJSC	7,664	36,138
First Abu Dhabi Bank PJSC	12,139	41,707
NMC Health PLC*(d)	462	0

(Cost $200,392)		167,980

United Kingdom — 7.6%
3i Group PLC	3,924	56,001
Admiral Group PLC	709	27,004
Anglo American PLC	5,312	156,753
Ashtead Group PLC	1,967	83,416
Associated British Foods PLC	1,512	42,532
AstraZeneca PLC	5,545	576,971
Auto Trader Group PLC, 144A	4,170	31,165
AVEVA Group PLC	325	14,697
Aviva PLC	16,066	68,796
BAE Systems PLC	12,598	84,647
Barclays PLC*	74,044	132,827
Barratt Developments PLC*	3,857	31,880
Berkeley Group Holdings PLC	574	35,384
BP PLC	83,906	277,020
British American Tobacco PLC	9,617	338,408
British Land Co. PLC REIT	2,952	18,564
BT Group PLC	36,764	57,246
Bunzl PLC	1,550	48,746
Burberry Group PLC	1,563	36,027
CNH Industrial NV*	3,809	41,655
Coca-Cola European Partners PLC	1,040	46,467
Compass Group PLC	7,522	132,770
Croda International PLC	551	43,751
Diageo PLC	9,709	372,775
Direct Line Insurance Group PLC	4,847	19,114
Evraz PLC	3,869	19,925
Ferguson PLC	995	111,743
Fiat Chrysler Automobiles NV*	4,945	77,072
GlaxoSmithKline PLC	20,943	382,507
Halma PLC	1,372	40,532
Hargreaves Lansdown PLC	1,470	28,024
HSBC Holdings PLC*	87,656	453,704
Imperial Brands PLC	3,998	72,540

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Informa PLC*	6,245	$44,142
InterContinental Hotels Group PLC*	887	54,904
Intertek Group PLC	697	51,311
J Sainsbury PLC	8,683	24,436
JD Sports Fashion PLC*	1,349	13,959
Johnson Matthey PLC	696	20,636
Kingfisher PLC*	9,200	33,557
Land Securities Group PLC REIT	2,827	24,784
Legal & General Group PLC	24,830	83,649
Lloyds Banking Group PLC*	313,992	149,105
London Stock Exchange Group PLC	1,389	150,103
M&G PLC	12,087	30,213
Melrose Industries PLC*	22,442	45,925
Mondi PLC	2,134	47,169
National Grid PLC	15,055	170,279
Natwest Group PLC*	23,182	47,779
Next PLC	541	47,255
Ocado Group PLC*	1,939	57,051
Pearson PLC	3,600	31,052
Persimmon PLC	1,268	44,898
Phoenix Group Holdings PLC	2,354	22,495
Prudential PLC	10,893	169,835
Reckitt Benckiser Group PLC	3,090	271,224
RELX PLC	8,483	197,627
Rentokil Initial PLC*	8,298	55,014
Rio Tinto PLC	4,733	305,016
Rolls-Royce Holdings PLC*	31,871	44,911
RSA Insurance Group PLC	5,140	46,185
Sage Group PLC	4,854	39,150
Schroders PLC	535	22,959
Segro PLC REIT	4,935	60,001
Severn Trent PLC	716	22,804
Smith & Nephew PLC	3,949	76,390
Smiths Group PLC	1,895	36,859
Spirax-Sarco Engineering PLC	323	47,948
SSE PLC	4,210	75,265
St James’s Place PLC	1,977	26,884
Standard Chartered PLC*	11,235	67,730
Standard Life Aberdeen PLC	8,930	32,251
Taylor Wimpey PLC*	17,073	35,040
Tesco PLC	40,318	122,012
Unilever PLC	5,071	309,018
Unilever PLC	6,292	381,425
United Utilities Group PLC	2,545	30,549
Vodafone Group PLC	116,891	192,735
Whitbread PLC*	766	30,952
Wm Morrison Supermarkets PLC	8,863	21,251
WPP PLC	4,954	47,922

(Cost $8,927,337)		7,924,322

United States — 0.1%
Bausch Health Cos., Inc.*	1,390	25,805
Brookfield Renewable Corp., Class A	336	26,364

(Cost $51,804)		52,169

TOTAL COMMON STOCKS (Cost $85,930,012)		100,525,338

	Number of Shares	Value
PREFERRED STOCKS — 1.0%
Brazil — 0.4%
Banco Bradesco SA	19,803	$89,822
Centrais Eletricas Brasileiras SA, Class B	2,235	13,350
Cia Paranaense de Energia	232	2,956
Gerdau SA	4,611	19,451
Itau Unibanco Holding SA	18,505	98,649
Itausa SA	19,197	37,911
Lojas Americanas SA	4,952	21,195
Petroleo Brasileiro SA	23,154	107,615

(Cost $347,671)		390,949

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $8,163)	427	20,120

Colombia — 0.0%
Bancolombia SA (Cost $22,691)	2,425	18,807

Germany — 0.4%
Bayerische Motoren Werke AG	165	10,904
FUCHS PETROLUB SE	350	20,006
Henkel AG & Co. KGaA	760	81,809
Porsche Automobil Holding SE	713	45,332
Sartorius AG	151	68,806
Volkswagen AG	748	126,111

(Cost $344,549)		352,968

Russia — 0.0%
Surgutneftegas PJSC (Cost $17,599)	32,280	16,782

South Korea — 0.2%
AMOREPACIFIC Group	10	318
Hyundai Motor Co. — 2nd Preferred	156	12,209
LG Chem Ltd.	22	7,088
LG Household & Health Care Ltd.	17	10,677
Samsung Electronics Co. Ltd.	3,591	198,283

(Cost $85,948)		228,575

TOTAL PREFERRED STOCKS (Cost $826,621)		1,028,201

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost $132)	INR 9,360	134

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
RIGHTS — 0.0%
China — 0.0%
China Evergrande Group*, expires 12/31/20 (d)	75	$0
China Resources Mixc Lifestyle Services Ltd.*, expires 12/31/20 (d)	102	0
Sino-Ocean Group Holding Ltd.*, expires 12/31/20 (d)	48	0
Zhengqi Financial Holding Corp.*(d)	271	0

(Cost $0)		0

Germany — 0.0%
KION Group AG*, expires 12/9/20 (Cost $0)	252	48

Singapore — 0.0%
Ascendas Real Estate Investment Trust*, expires 12/8/20 (Cost $0)	494	4

Spain — 0.0%
Banco Santander SA*, expires 12/7/20 (Cost $8,984)	75,800	9,467

Taiwan — 0.0%
Hiwin Technologies Corp.*, expires 12/22/20 (Cost $0)	29	112

United Kingdom — 0.0%
AVEVA Group PLC*, expires 12/9/20 (Cost $3,510)	252	3,763

TOTAL RIGHTS (Cost $12,494)		13,394

	Number of Shares	Value
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	4,502	$892

Thailand — 0.0%
BTS Group Holdings PCL*, expires 2/16/21	3,710	20
Minor International PCL*, expires 7/31/23	645	167

(Cost $0)		187

TOTAL WARRANTS (Cost $0)		1,079

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (e)(f) (Cost $649,126)	649,126	649,126

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e) (Cost $114,870)	114,870	114,870

TOTAL INVESTMENTS — 98.5% (Cost $87,533,255)		$102,332,142
Other assets and liabilities, net — 1.5%		1,574,175

NET ASSETS — 100.0%		$103,906,317

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG*(c)
82,252	2,541	(10,755)		1,339	24,247	—	—	8,939	99,624

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (e)(f)
1,267,996	—	(618,870	)(g)	—	—	230	—	649,126	649,126

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e)
1,949,518	12,135,680	(13,970,328)		—	—	461	—	114,870	114,870

3,299,766	12,138,221	(14,599,953)		1,339	24,247	691	—	772,935	863,620

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $989,664, which is 1.0% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $414,032.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC	Kuwait Shareholding Company
KSCP	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MINI S&P/TSX 60 Futures	CAD	2	$74,322	$78,694	12/17/2020	$4,372
MSCI EAFE Futures	USD	15	1,428,515	1,524,750	12/18/2020	96,235
MSCI Emerging Markets Index Futures	USD	10	552,305	601,150	12/18/2020	48,845

Total unrealized appreciation						$149,452

As of November 30, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/3/2020	AUD	2,959,200	USD	2,078,357	$—	$(93,927)
RBC Capital Markets	12/3/2020	AUD	2,762,500	USD	1,940,250	—	(87,641)
JP Morgan & Chase Co.	12/3/2020	BRL	3,906,200	USD	679,813	—	(49,280)
RBC Capital Markets	12/3/2020	BRL	3,423,100	USD	592,966	—	(45,957)
Citigroup Global Markets	12/3/2020	CAD	3,056,900	USD	2,292,863	—	(61,019)
JP Morgan & Chase Co.	12/3/2020	CAD	2,502,100	USD	1,876,715	—	(49,959)
RBC Capital Markets	12/3/2020	CAD	2,656,500	USD	1,992,537	—	(53,028)
Citigroup Global Markets	12/3/2020	CHF	2,375,700	USD	2,594,213	—	(20,407)
JP Morgan & Chase Co.	12/3/2020	CHF	1,772,600	USD	1,935,585	—	(15,283)
RBC Capital Markets	12/3/2020	CHF	1,797,100	USD	1,962,390	—	(15,441)
Citigroup Global Markets	12/3/2020	CLP	102,090,400	USD	131,869	—	(2,135)
JP Morgan & Chase Co.	12/3/2020	CLP	13,480,400	USD	17,419	—	(276)
JP Morgan & Chase Co.	12/3/2020	CNH	10,170,800	USD	1,515,632	—	(28,734)
Citigroup Global Markets	12/3/2020	COP	332,003,700	USD	86,022	—	(6,284)
JP Morgan & Chase Co.	12/3/2020	COP	23,380,500	USD	6,055	—	(445)
Citigroup Global Markets	12/3/2020	CZK	1,161,500	USD	49,596	—	(3,179)
JP Morgan & Chase Co.	12/3/2020	DKK	3,108,000	USD	486,575	—	(11,540)
RBC Capital Markets	12/3/2020	DKK	6,595,100	USD	1,032,523	—	(24,464)

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2020	EGP	632,000	USD	39,792	$—	$(463)
Citigroup Global Markets	12/3/2020	EUR	5,008,500	USD	5,837,918	—	(137,165)
JP Morgan & Chase Co.	12/3/2020	EUR	5,917,800	USD	6,897,598	—	(162,268)
RBC Capital Markets	12/3/2020	EUR	5,921,000	USD	6,901,512	—	(162,172)
Citigroup Global Markets	12/3/2020	GBP	1,437,500	USD	1,859,007	—	(57,516)
JP Morgan & Chase Co.	12/3/2020	GBP	2,934,300	USD	3,794,665	—	(117,442)
RBC Capital Markets	12/3/2020	GBP	2,001,100	USD	2,587,867	—	(80,067)
JP Morgan & Chase Co.	12/3/2020	HKD	33,331,400	USD	4,297,897	—	(2,371)
RBC Capital Markets	12/3/2020	HKD	4,268,000	USD	550,334	—	(304)
RBC Capital Markets	12/3/2020	HKD	31,028,200	USD	4,000,877	—	(2,242)
Citigroup Global Markets	12/3/2020	HUF	5,831,900	USD	18,507	—	(885)
JP Morgan & Chase Co.	12/3/2020	HUF	16,042,500	USD	50,913	—	(2,434)
JP Morgan & Chase Co.	12/3/2020	IDR	3,803,619,900	USD	255,946	—	(13,346)
RBC Capital Markets	12/3/2020	IDR	1,679,087,700	USD	113,032	—	(5,846)
Citigroup Global Markets	12/3/2020	ILS	650,100	USD	190,883	—	(5,650)
RBC Capital Markets	12/3/2020	ILS	165,000	USD	48,445	—	(1,436)
JP Morgan & Chase Co.	12/3/2020	INR	171,217,300	USD	2,289,920	—	(21,370)
Citigroup Global Markets	12/3/2020	JPY	564,119,800	USD	5,397,924	—	(5,966)
JP Morgan & Chase Co.	12/3/2020	JPY	551,053,900	USD	5,272,804	—	(5,924)
RBC Capital Markets	12/3/2020	JPY	597,605,500	USD	5,718,335	—	(6,326)
Citigroup Global Markets	12/3/2020	KRW	1,189,186,700	USD	1,048,129	—	(26,527)
JP Morgan & Chase Co.	12/3/2020	KRW	1,611,616,700	USD	1,420,690	—	(35,712)
RBC Capital Markets	12/3/2020	KRW	1,245,817,400	USD	1,098,314	—	(27,519)
Citigroup Global Markets	12/3/2020	MXN	8,562,600	USD	401,120	—	(22,415)
JP Morgan & Chase Co.	12/3/2020	MXN	968,700	USD	45,386	—	(2,529)
RBC Capital Markets	12/3/2020	MXN	2,305,000	USD	107,977	—	(6,036)
RBC Capital Markets	12/3/2020	MYR	2,212,800	USD	531,667	—	(11,426)
Citigroup Global Markets	12/3/2020	NOK	3,495,200	USD	365,603	—	(27,306)
JP Morgan & Chase Co.	12/3/2020	NZD	13,300	USD	8,790	—	(536)
RBC Capital Markets	12/3/2020	NZD	238,100	USD	157,363	—	(9,594)
JP Morgan & Chase Co.	12/3/2020	PHP	561,200	USD	11,584	—	(88)
RBC Capital Markets	12/3/2020	PHP	12,357,800	USD	255,168	—	(1,842)
Citigroup Global Markets	12/3/2020	PLN	607,200	USD	153,201	—	(8,578)
JP Morgan & Chase Co.	12/3/2020	PLN	54,900	USD	13,852	—	(776)
Citigroup Global Markets	12/3/2020	QAR	801,500	USD	220,183	91	—
Citigroup Global Markets	12/3/2020	RUB	33,233,700	USD	416,580	—	(18,631)
JP Morgan & Chase Co.	12/3/2020	RUB	32,394,000	USD	406,342	—	(17,872)
JP Morgan & Chase Co.	12/3/2020	SEK	9,458,900	USD	1,062,976	—	(39,957)
RBC Capital Markets	12/3/2020	SEK	9,154,900	USD	1,028,827	—	(38,659)
JP Morgan & Chase Co.	12/3/2020	SGD	728,700	USD	533,651	—	(9,690)
RBC Capital Markets	12/3/2020	SGD	212,300	USD	155,474	—	(2,823)
JP Morgan & Chase Co.	12/3/2020	THB	18,568,600	USD	595,107	—	(18,721)
JP Morgan & Chase Co.	12/3/2020	TRY	911,400	USD	107,159	—	(9,249)
Citigroup Global Markets	12/3/2020	TWD	33,932,500	USD	1,196,298	5,754	—
JP Morgan & Chase Co.	12/3/2020	TWD	21,134,600	USD	744,569	3,049	—
RBC Capital Markets	12/3/2020	TWD	51,318,000	USD	1,807,927	7,403	—
JP Morgan & Chase Co.	12/3/2020	USD	2,180,487	AUD	2,959,200	—	(8,202)
RBC Capital Markets	12/3/2020	USD	2,035,570	AUD	2,762,500	—	(7,679)
JP Morgan & Chase Co.	12/3/2020	USD	726,010	BRL	3,906,200	3,084	—
RBC Capital Markets	12/3/2020	USD	635,522	BRL	3,423,100	3,400	—
Citigroup Global Markets	12/3/2020	USD	2,097,307	CAD	2,717,900	—	(4,462)
Citigroup Global Markets	12/3/2020	USD	254,276	CAD	339,000	6,761	—
JP Morgan & Chase Co.	12/3/2020	USD	1,930,782	CAD	2,502,100	—	(4,108)
RBC Capital Markets	12/3/2020	USD	2,049,954	CAD	2,656,500	—	(4,388)
Citigroup Global Markets	12/3/2020	USD	487,045	CHF	446,000	3,808	—
Citigroup Global Markets	12/3/2020	USD	2,131,622	CHF	1,929,700	—	(7,855)
JP Morgan & Chase Co.	12/3/2020	USD	1,958,025	CHF	1,772,600	—	(7,157)
RBC Capital Markets	12/3/2020	USD	1,985,143	CHF	1,797,100	—	(7,311)

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2020	USD	133,098	CLP	102,090,400	$906	$—
JP Morgan & Chase Co.	12/3/2020	USD	17,579	CLP	13,480,400	115	—
JP Morgan & Chase Co.	12/3/2020	USD	1,545,726	CNH	10,170,800	—	(1,361)
JP Morgan & Chase Co.	12/3/2020	USD	1,545,726	CNY	10,170,800	—	(1,361)
Citigroup Global Markets	12/3/2020	USD	92,576	COP	332,003,700	—	(270)
JP Morgan & Chase Co.	12/3/2020	USD	6,524	COP	23,380,500	—	(23)
Citigroup Global Markets	12/3/2020	USD	52,819	CZK	1,161,500	—	(44)
JP Morgan & Chase Co.	12/3/2020	USD	499,478	DKK	3,108,000	—	(1,363)
RBC Capital Markets	12/3/2020	USD	1,059,897	DKK	6,595,100	—	(2,910)
Citigroup Global Markets	12/3/2020	USD	40,280	EGP	632,000	—	(25)
Citigroup Global Markets	12/3/2020	USD	5,991,303	EUR	5,008,500	—	(16,221)
JP Morgan & Chase Co.	12/3/2020	USD	5,856,356	EUR	4,895,800	—	(15,724)
JP Morgan & Chase Co.	12/3/2020	USD	1,191,297	EUR	1,022,000	27,937	—
RBC Capital Markets	12/3/2020	USD	1,243,400	EUR	1,062,000	23,553	—
RBC Capital Markets	12/3/2020	USD	5,812,336	EUR	4,859,000	—	(15,605)
Citigroup Global Markets	12/3/2020	USD	1,919,146	GBP	1,437,500	—	(2,623)
JP Morgan & Chase Co.	12/3/2020	USD	444,890	GBP	344,000	13,742	—
JP Morgan & Chase Co.	12/3/2020	USD	2,950,861	GBP	2,210,300	—	(4,015)
JP Morgan & Chase Co.	12/3/2020	USD	495,200	GBP	380,000	11,428	—
RBC Capital Markets	12/3/2020	USD	2,671,585	GBP	2,001,100	—	(3,651)
JP Morgan & Chase Co.	12/3/2020	USD	4,299,439	HKD	33,331,400	829	—
RBC Capital Markets	12/3/2020	USD	4,552,880	HKD	35,296,200	878	—
Citigroup Global Markets	12/3/2020	USD	19,427	HUF	5,831,900	—	(35)
JP Morgan & Chase Co.	12/3/2020	USD	53,441	HUF	16,042,500	—	(95)
JP Morgan & Chase Co.	12/3/2020	USD	268,428	IDR	3,803,619,900	865	—
RBC Capital Markets	12/3/2020	USD	118,371	IDR	1,679,087,700	507	—
Citigroup Global Markets	12/3/2020	USD	196,705	ILS	650,100	—	(173)
RBC Capital Markets	12/3/2020	USD	49,925	ILS	165,000	—	(44)
JP Morgan & Chase Co.	12/3/2020	USD	2,317,851	INR	171,217,300	—	(6,561)
Citigroup Global Markets	12/3/2020	USD	5,409,986	JPY	564,119,800	—	(6,096)
JP Morgan & Chase Co.	12/3/2020	USD	5,284,621	JPY	551,053,900	—	(5,894)
RBC Capital Markets	12/3/2020	USD	74,362	JPY	7,774,000	108	—
RBC Capital Markets	12/3/2020	USD	252,129	JPY	26,348,000	268	—
RBC Capital Markets	12/3/2020	USD	5,403,873	JPY	563,483,500	—	(6,079)
Citigroup Global Markets	12/3/2020	USD	1,074,689	KRW	1,189,186,700	—	(33)
JP Morgan & Chase Co.	12/3/2020	USD	1,457,356	KRW	1,611,616,700	—	(954)
RBC Capital Markets	12/3/2020	USD	1,125,908	KRW	1,245,817,400	—	(75)
Citigroup Global Markets	12/3/2020	USD	417,352	MXN	8,562,600	6,183	—
JP Morgan & Chase Co.	12/3/2020	USD	48,059	MXN	968,700	—	(144)
RBC Capital Markets	12/3/2020	USD	114,342	MXN	2,305,000	—	(329)
RBC Capital Markets	12/3/2020	USD	543,152	MYR	2,212,800	—	(58)
Citigroup Global Markets	12/3/2020	USD	394,648	NOK	3,495,200	—	(1,738)
JP Morgan & Chase Co.	12/3/2020	USD	9,347	NZD	13,300	—	(21)
RBC Capital Markets	12/3/2020	USD	167,337	NZD	238,100	—	(380)
JP Morgan & Chase Co.	12/3/2020	USD	11,663	PHP	561,200	8	—
RBC Capital Markets	12/3/2020	USD	256,812	PHP	12,357,800	198	—
Citigroup Global Markets	12/3/2020	USD	162,006	PLN	607,200	—	(228)
JP Morgan & Chase Co.	12/3/2020	USD	14,648	PLN	54,900	—	(21)
Citigroup Global Markets	12/3/2020	USD	220,087	QAR	801,500	5	—
Citigroup Global Markets	12/3/2020	USD	434,456	RUB	33,233,700	755	—
JP Morgan & Chase Co.	12/3/2020	USD	423,479	RUB	32,394,000	736	—
JP Morgan & Chase Co.	12/3/2020	USD	1,106,336	SEK	9,458,900	—	(3,403)
RBC Capital Markets	12/3/2020	USD	924,590	SEK	7,904,900	—	(2,858)
RBC Capital Markets	12/3/2020	USD	140,481	SEK	1,250,000	5,272	—
JP Morgan & Chase Co.	12/3/2020	USD	543,928	SGD	728,700	—	(587)
RBC Capital Markets	12/3/2020	USD	158,468	SGD	212,300	—	(171)
JP Morgan & Chase Co.	12/3/2020	USD	107,619	THB	3,356,000	3,322	—
JP Morgan & Chase Co.	12/3/2020	USD	502,398	THB	15,212,600	490	—

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/3/2020	USD	116,514	TRY	911,400	$—	$(106)
Citigroup Global Markets	12/3/2020	USD	1,188,308	TWD	33,932,500	2,235	—
JP Morgan & Chase Co.	12/3/2020	USD	740,396	TWD	21,134,600	1,125	—
RBC Capital Markets	12/3/2020	USD	1,797,163	TWD	51,318,000	3,361	—
JP Morgan & Chase Co.	12/3/2020	USD	562,229	ZAR	8,701,200	—	(607)
RBC Capital Markets	12/3/2020	USD	579,329	ZAR	8,967,000	—	(551)
JP Morgan & Chase Co.	12/3/2020	ZAR	8,701,200	USD	533,690	—	(27,932)
RBC Capital Markets	12/3/2020	ZAR	8,967,000	USD	549,900	—	(28,878)
Citigroup Global Markets	12/8/2020	AED	625,100	USD	170,167	—	(12)
Citigroup Global Markets	12/8/2020	USD	166,111	AED	625,100	4,067	—
Citigroup Global Markets	1/6/2021	AED	625,100	USD	166,104	—	(4,066)
JP Morgan & Chase Co.	1/6/2021	AUD	2,959,200	USD	2,181,271	8,132	—
RBC Capital Markets	1/6/2021	AUD	2,762,500	USD	2,036,275	7,586	—
RBC Capital Markets	1/6/2021	AUD	632,000	USD	465,450	1,330	—
JP Morgan & Chase Co.	1/6/2021	BRL	3,906,200	USD	725,720	—	(2,988)
RBC Capital Markets	1/6/2021	BRL	3,423,100	USD	635,269	—	(3,316)
RBC Capital Markets	1/6/2021	BRL	1,106,000	USD	205,309	—	(1,017)
Citigroup Global Markets	1/6/2021	CAD	804,000	USD	619,934	664	—
Citigroup Global Markets	1/6/2021	CAD	2,717,900	USD	2,097,946	4,523	—
JP Morgan & Chase Co.	1/6/2021	CAD	2,502,100	USD	1,931,354	4,148	—
RBC Capital Markets	1/6/2021	CAD	2,656,500	USD	2,050,539	4,409	—
Citigroup Global Markets	1/6/2021	CHF	1,929,700	USD	2,134,659	7,770	—
JP Morgan & Chase Co.	1/6/2021	CHF	1,772,600	USD	1,960,765	7,029	—
JP Morgan & Chase Co.	1/6/2021	CHF	342,000	USD	378,030	1,082	—
RBC Capital Markets	1/6/2021	CHF	1,797,100	USD	1,987,942	7,203	—
Citigroup Global Markets	1/6/2021	CLP	102,090,400	USD	133,220	—	(884)
JP Morgan & Chase Co.	1/6/2021	CLP	13,480,400	USD	17,589	—	(118)
JP Morgan & Chase Co.	1/6/2021	CNH	10,170,800	USD	1,541,778	1,455	—
JP Morgan & Chase Co.	1/6/2021	CNY	10,170,800	USD	1,541,778	1,455	—
Citigroup Global Markets	1/6/2021	COP	332,003,700	USD	92,428	263	—
JP Morgan & Chase Co.	1/6/2021	COP	23,380,500	USD	6,513	23	—
Citigroup Global Markets	1/6/2021	CZK	1,161,500	USD	52,864	45	—
JP Morgan & Chase Co.	1/6/2021	DKK	3,108,000	USD	500,014	1,340	—
RBC Capital Markets	1/6/2021	DKK	6,595,100	USD	1,061,048	2,873	—
Citigroup Global Markets	1/6/2021	EGP	632,000	USD	40,025	57	—
Citigroup Global Markets	1/6/2021	EUR	5,008,500	USD	5,998,230	16,050	—
JP Morgan & Chase Co.	1/6/2021	EUR	4,895,800	USD	5,863,063	15,493	—
RBC Capital Markets	1/6/2021	EUR	4,859,000	USD	5,819,017	15,401	—
RBC Capital Markets	1/6/2021	EUR	2,509,000	USD	3,004,046	7,282	—
Citigroup Global Markets	1/6/2021	GBP	1,437,500	USD	1,920,287	2,632	—
JP Morgan & Chase Co.	1/6/2021	GBP	776,000	USD	1,035,968	767	—
JP Morgan & Chase Co.	1/6/2021	GBP	2,210,300	USD	2,952,639	4,052	—
RBC Capital Markets	1/6/2021	GBP	2,001,100	USD	2,673,165	3,655	—
JP Morgan & Chase Co.	1/6/2021	HKD	33,331,400	USD	4,299,550	—	(974)
JP Morgan & Chase Co.	1/6/2021	HKD	3,176,000	USD	409,678	—	(100)
RBC Capital Markets	1/6/2021	HKD	35,296,200	USD	4,553,027	—	(1,002)
Citigroup Global Markets	1/6/2021	HUF	5,831,900	USD	19,429	36	—
JP Morgan & Chase Co.	1/6/2021	HUF	16,042,500	USD	53,443	97	—
JP Morgan & Chase Co.	1/6/2021	IDR	3,803,619,900	USD	267,597	—	(733)
RBC Capital Markets	1/6/2021	IDR	1,679,087,700	USD	117,955	—	(498)
Citigroup Global Markets	1/6/2021	ILS	650,100	USD	196,739	167	—
RBC Capital Markets	1/6/2021	ILS	165,000	USD	49,929	37	—
JP Morgan & Chase Co.	1/6/2021	INR	171,217,300	USD	2,309,721	6,304	—
JP Morgan & Chase Co.	1/6/2021	INR	39,454,000	USD	531,260	478	—
Citigroup Global Markets	1/6/2021	JPY	564,119,800	USD	5,414,441	6,094	—
JP Morgan & Chase Co.	1/6/2021	JPY	122,352,000	USD	1,174,194	1,178	—
JP Morgan & Chase Co.	1/6/2021	JPY	551,053,900	USD	5,289,014	5,933	—
RBC Capital Markets	1/6/2021	JPY	563,483,500	USD	5,408,334	6,087	—

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	1/6/2021	KRW	423,003,000	USD	381,858	$—	$(324)
Citigroup Global Markets	1/6/2021	KRW	1,189,186,700	USD	1,074,379	—	(47)
JP Morgan & Chase Co.	1/6/2021	KRW	1,611,616,700	USD	1,456,921	832	—
RBC Capital Markets	1/6/2021	KRW	1,245,817,400	USD	1,125,501	—	(90)
Citigroup Global Markets	1/6/2021	KWD	45,000	USD	147,145	152	—
Citigroup Global Markets	1/6/2021	MXN	8,562,600	USD	415,953	—	(5,987)
JP Morgan & Chase Co.	1/6/2021	MXN	968,700	USD	47,890	155	—
RBC Capital Markets	1/6/2021	MXN	2,305,000	USD	113,940	356	—
RBC Capital Markets	1/6/2021	MYR	2,212,800	USD	542,220	—	(233)
Citigroup Global Markets	1/6/2021	NOK	3,495,200	USD	394,726	1,733	—
JP Morgan & Chase Co.	1/6/2021	NZD	13,300	USD	9,348	21	—
RBC Capital Markets	1/6/2021	NZD	238,100	USD	167,346	379	—
JP Morgan & Chase Co.	1/6/2021	PHP	561,200	USD	11,646	—	(17)
RBC Capital Markets	1/6/2021	PHP	12,357,800	USD	256,439	—	(396)
Citigroup Global Markets	1/6/2021	QAR	801,500	USD	220,147	—	(2)
JP Morgan & Chase Co.	1/6/2021	SGD	728,700	USD	543,891	543	—
RBC Capital Markets	1/6/2021	SGD	212,300	USD	158,470	170	—
JP Morgan & Chase Co.	1/6/2021	THB	15,212,600	USD	502,303	—	(500)
JP Morgan & Chase Co.	1/6/2021	TRY	911,400	USD	115,110	238	—
Citigroup Global Markets	1/6/2021	TWD	8,073,000	USD	283,562	233	—
Citigroup Global Markets	1/6/2021	TWD	33,932,500	USD	1,189,967	—	(921)
JP Morgan & Chase Co.	1/6/2021	TWD	21,134,600	USD	742,738	1,002	—
RBC Capital Markets	1/6/2021	TWD	51,318,000	USD	1,800,948	—	(98)
JP Morgan & Chase Co.	1/6/2021	ZAR	8,701,200	USD	559,705	751	—
RBC Capital Markets	1/6/2021	ZAR	8,967,000	USD	576,702	673	—
Citigroup Global Markets	1/7/2021	PLN	607,200	USD	162,060	227	—
JP Morgan & Chase Co.	1/7/2021	PLN	54,900	USD	14,653	21	—
JP Morgan & Chase Co.	1/7/2021	SEK	9,458,900	USD	1,107,340	3,408	—
RBC Capital Markets	1/7/2021	SEK	2,251,000	USD	263,423	713	—
RBC Capital Markets	1/7/2021	SEK	7,904,900	USD	925,434	2,867	—
Citigroup Global Markets	1/12/2021	RUB	33,233,700	USD	432,804	—	(467)
JP Morgan & Chase Co.	1/12/2021	RUB	32,394,000	USD	421,873	—	(451)

Total unrealized appreciation (depreciation)						$309,847	$(1,932,328)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$100,524,210	$—	$1,128	$100,525,338
Preferred Stocks (h)	1,028,201	—	—	1,028,201
Corporate Bonds	—	134	—	134
Rights (h)	13,278	116	0	13,394
Warrants (h)	1,079	—	—	1,079
Short-Term Investments (h)	763,996	—	—	763,996
Derivatives (i)
Forward Foreign Currency Contracts	—	309,847	—	309,847
Futures Contracts	149,452	—	—	149,452

TOTAL	$102,480,216	$310,097	$1,128	$102,791,441

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(1,932,328)	$—	$(1,932,328)

TOTAL	$—	$(1,932,328)	$—	$(1,932,328)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.0%
Argentina — 0.1%
Globant SA*	547	$103,208
Telecom Argentina SA, ADR	1,430	12,055
YPF SA, ADR*	2,984	15,009

(Cost $119,947)		130,272

Brazil — 3.6%
Ambev SA	72,961	190,390
Atacadao SA	6,513	24,448
B2W Cia Digital*	3,674	48,279
B3 SA — Brasil Bolsa Balcao	30,178	316,178
Banco Bradesco SA	19,355	78,216
Banco BTG Pactual SA	3,812	56,368
Banco do Brasil SA	13,294	84,021
Banco Santander Brasil SA	5,651	41,296
BB Seguridade Participacoes SA	11,028	58,790
BRF SA*	9,071	37,301
CCR SA	18,270	44,470
Centrais Eletricas Brasileiras SA	3,714	21,532
Cia Brasileira de Distribuicao	2,537	32,793
Cia de Saneamento Basico do Estado de Sao Paulo	5,716	47,521
Cia Siderurgica Nacional SA	10,327	45,318
Cosan SA	2,540	36,763
CPFL Energia SA	3,841	22,476
Energisa SA	2,936	25,505
Engie Brasil Energia SA	3,082	24,357
Equatorial Energia SA	13,584	55,250
Hapvida Participacoes e Investimentos SA, 144A	17,545	47,224
Hypera SA	6,402	38,371
JBS SA	16,547	71,502
Klabin SA	10,831	50,704
Localiza Rent a Car SA	9,543	119,737
Lojas Renner SA	12,217	101,888
Magazine Luiza SA	46,012	200,799
Multiplan Empreendimentos Imobiliarios SA	5,298	22,419
Natura & Co. Holding SA*	11,703	110,118
Notre Dame Intermedica Participacoes SA	7,713	98,619
Petrobras Distribuidora SA	12,786	48,997
Petroleo Brasileiro SA	55,885	266,521
Raia Drogasil SA	16,184	78,089
Rumo SA*	17,741	62,786
Sul America SA	4,235	33,849
Suzano SA*	11,863	125,109
Telefonica Brasil SA	6,690	55,881
TIM SA	14,140	35,605
TOTVS SA	6,045	30,183
Ultrapar Participacoes SA	10,731	40,722
Vale SA	55,203	803,717
Via Varejo S/A*	20,141	66,731
WEG SA	13,136	180,389

(Cost $2,740,582)		3,981,232

	Number of Shares	Value
Chile — 0.4%
Banco de Chile	704,646	$62,104
Banco de Credito e Inversiones SA	914	31,910
Banco Santander Chile	1,008,582	43,817
Cencosud SA	21,409	36,998
Cencosud Shopping SA	5,673	9,441
Cia Cervecerias Unidas SA	2,771	19,603
Colbun SA	106,380	17,034
Empresas CMPC SA	19,232	41,652
Empresas COPEC SA	5,759	45,730
Enel Americas SA	531,674	77,180
Enel Chile SA	429,114	29,890
Falabella SA	12,336	42,275

(Cost $589,826)		457,634

China — 36.9%
360 Security Technology, Inc., Class A	1,500	3,782
3SBio, Inc., 144A*	19,408	19,230
51job, Inc., ADR*	451	31,795
AAC Technologies Holdings, Inc. (a)	11,721	65,629
AECC Aviation Power Co. Ltd., Class A	2,500	17,208
Agile Group Holdings Ltd.	5,339	7,715
Agricultural Bank of China Ltd., Class A	95,400	47,670
Agricultural Bank of China Ltd., Class H	405,535	153,821
Aier Eye Hospital Group Co. Ltd., Class A	4,883	45,387
Air China Ltd., Class A	1,000	1,197
Air China Ltd., Class H	35,116	28,406
Airtac International Group	2,210	64,356
Aisino Corp., Class A	500	1,052
AK Medical Holdings Ltd., 144A	6,000	9,490
Alibaba Group Holding Ltd., ADR*	28,387	7,476,000
A-Living Smart City Services Co. Ltd., 144A	6,260	26,369
Aluminum Corp. of China Ltd., Class A*	18,200	11,416
Aluminum Corp. of China Ltd., Class H*	35,057	13,840
Anhui Conch Cement Co. Ltd., Class A	4,800	41,190
Anhui Conch Cement Co. Ltd., Class H	14,701	94,074
Anhui Gujing Distillery Co. Ltd., Class A	660	21,171
Anhui Gujing Distillery Co. Ltd., Class B	1,400	16,581
ANTA Sports Products Ltd.	16,681	226,831
Asymchem Laboratories Tianjin Co. Ltd., Class A	460	16,788
Autobio Diagnostics Co. Ltd., Class A	500	11,010
Autohome, Inc., ADR	863	81,484
AVIC Aircraft Co. Ltd., Class A	4,900	23,182
Avic Capital Co. Ltd., Class A	2,300	1,624
AVIC Jonhon Optronic Technology Co. Ltd., Class A	2,550	22,850
AVIC Shenyang Aircraft Co. Ltd., Class A	1,555	14,343

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
China (Continued)
AviChina Industry & Technology Co. Ltd., Class H	41,841	$25,479
Baidu, Inc., ADR*	4,132	574,307
Bank of Beijing Co. Ltd., Class A	16,300	12,081
Bank of Chengdu Co. Ltd., Class A	14,155	24,465
Bank of China Ltd., Class A	35,100	17,592
Bank of China Ltd., Class H	1,121,038	396,287
Bank of Communications Co. Ltd., Class A	33,700	24,107
Bank of Communications Co. Ltd., Class H	102,608	56,791
Bank of Hangzhou Co. Ltd., Class A	10,960	25,302
Bank of Jiangsu Co. Ltd., Class A	12,479	11,808
Bank of Nanjing Co. Ltd., Class A	8,400	10,997
Bank of Ningbo Co. Ltd., Class A	4,900	27,461
Bank of Shanghai Co. Ltd., Class A	12,540	15,370
Baoshan Iron & Steel Co. Ltd., Class A	14,000	13,204
Baozun, Inc., ADR*(a)	740	27,498
BBMG Corp., Class A	22,100	10,405
BeiGene Ltd., ADR*	669	171,057
Beijing Capital International Airport Co. Ltd., Class H	30,204	22,640
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,100	2,628
Beijing New Building Materials PLC, Class A	3,870	22,923
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	2,407	12,503
Beijing Shiji Information Technology Co. Ltd., Class A	200	1,014
Beijing Shunxin Agriculture Co. Ltd., Class A	800	7,715
Beijing Sinnet Technology Co. Ltd., Class A	1,800	5,222
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,440	8,694
Beijing Tongrentang Co. Ltd., Class A	300	1,226
Betta Pharmaceuticals Co. Ltd., Class A	600	8,319
BGI Genomics Co. Ltd., Class A	600	11,920
Bilibili, Inc., ADR*(a)	1,606	100,953
BOE Technology Group Co. Ltd., Class A	33,400	27,444
BYD Co. Ltd., Class A	1,300	33,990
BYD Co. Ltd., Class H	9,842	231,224
BYD Electronic International Co. Ltd.	10,704	52,960
Caitong Securities Co. Ltd., Class A	7,080	14,291
CanSino Biologics, Inc., Class H, 144A*(a)	1,000	21,933
CGN Power Co. Ltd., Class H, 144A	133,391	28,568
Changchun High & New Technology Industry Group, Inc., Class A	560	31,176
Changjiang Securities Co. Ltd., Class A	1,400	1,880
Chaozhou Three-Circle Group Co. Ltd., Class A	2,000	9,705
China Aoyuan Group Ltd.	20,798	21,654

	Number of Shares	Value
China (Continued)
China Bohai Bank Co. Ltd., Class H, 144A*	27,186	$18,133
China Cinda Asset Management Co. Ltd., Class H	124,839	24,320
China CITIC Bank Corp. Ltd., Class H	145,588	62,923
China Communications Construction Co. Ltd., Class A	700	842
China Communications Construction Co. Ltd., Class H	72,724	37,718
China Communications Services Corp. Ltd., Class H	36,562	19,529
China Conch Venture Holdings Ltd.	26,142	124,116
China Construction Bank Corp., Class A	10,400	11,294
China Construction Bank Corp., Class H	1,419,512	1,113,479
China East Education Holdings Ltd., 144A	6,541	14,582
China Eastern Airlines Corp. Ltd., Class A	22,000	16,640
China Everbright Bank Co. Ltd., Class A	57,800	38,099
China Everbright Bank Co. Ltd., Class H	27,090	10,555
China Evergrande Group	30,659	64,632
China Feihe Ltd., 144A	14,000	33,451
China Film Co. Ltd., Class A	500	1,007
China Fortune Land Development Co. Ltd., Class A	3,250	7,330
China Galaxy Securities Co. Ltd., Class H	67,168	43,415
China Gezhouba Group Co. Ltd., Class A	1,200	1,241
China Greatwall Technology Group Co. Ltd., Class A	3,300	7,227
China Hongqiao Group Ltd.	31,205	27,255
China Huarong Asset Management Co. Ltd., Class H, 144A	89,593	10,287
China International Capital Corp. Ltd., Class H, 144A*(a)	20,143	46,933
China Jushi Co. Ltd., Class A	4,000	10,218
China Lesso Group Holdings Ltd.	16,210	28,944
China Life Insurance Co. Ltd., Class A	2,400	15,459
China Life Insurance Co. Ltd., Class H	110,441	250,489
China Literature Ltd., 144A*	4,577	34,780
China Longyuan Power Group Corp. Ltd., Class H	46,361	38,998
China Medical System Holdings Ltd.	24,429	24,961
China Meidong Auto Holdings Ltd.	7,726	33,491
China Merchants Bank Co. Ltd., Class A	18,963	127,299
China Merchants Bank Co. Ltd., Class H	56,563	357,941
China Merchants Energy Shipping Co. Ltd., Class A	7,700	7,064
China Merchants Securities Co. Ltd., Class A*	6,500	21,719

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
China (Continued)
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,500	$25,605
China Minsheng Banking Corp. Ltd., Class A	30,600	24,632
China Minsheng Banking Corp. Ltd., Class H	96,594	53,338
China Molybdenum Co. Ltd., Class A	15,700	10,945
China Molybdenum Co. Ltd., Class H	53,780	25,256
China National Building Material Co. Ltd., Class H	63,179	82,977
China National Chemical Engineering Co. Ltd., Class A	13,200	13,011
China National Nuclear Power Co. Ltd., Class A	11,400	8,501
China National Software & Service Co. Ltd., Class A	600	6,626
China Northern Rare Earth Group High-Tech Co. Ltd., Class A*	7,000	14,395
China Oilfield Services Ltd., Class H	28,361	21,478
China Pacific Insurance Group Co. Ltd., Class A	5,300	31,112
China Pacific Insurance Group Co. Ltd., Class H	42,643	162,297
China Petroleum & Chemical Corp., Class A	38,600	24,564
China Petroleum & Chemical Corp., Class H	372,755	168,799
China Railway Construction Corp. Ltd., Class A	11,700	15,264
China Railway Construction Corp. Ltd., Class H	27,709	18,303
China Railway Group Ltd., Class A	18,600	15,961
China Railway Group Ltd., Class H	47,155	23,301
China Resources Pharmaceutical Group Ltd., 144A	23,653	12,786
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	823
China Shenhua Energy Co. Ltd., Class A	3,965	11,815
China Shenhua Energy Co. Ltd., Class H	55,782	107,807
China Shipbuilding Industry Co. Ltd., Class A*	32,085	21,149
China South Publishing & Media Group Co. Ltd., Class A	6,200	10,132
China Southern Airlines Co. Ltd., Class A*	1,800	1,722
China Southern Airlines Co. Ltd., Class H*	18,515	11,370
China Spacesat Co. Ltd., Class A	300	1,549
China State Construction Engineering Corp. Ltd., Class A	44,040	36,320
China Telecom Corp. Ltd., Class H	212,485	64,148
China Tourism Group Duty Free Corp. Ltd., Class A	2,100	61,620
China Tower Corp. Ltd., Class H, 144A	701,613	110,433

	Number of Shares	Value
China (Continued)
China TransInfo Technology Co. Ltd., Class A	1,700	$5,061
China United Network Communications Ltd., Class A	46,055	34,274
China Vanke Co. Ltd., Class A	11,300	52,688
China Vanke Co. Ltd., Class H	24,307	92,354
China Yangtze Power Co. Ltd., Class A	24,900	76,052
China Yuhua Education Corp. Ltd., 144A	18,000	16,976
Chongqing Changan Automobile Co. Ltd., Class A*	1,000	3,836
Chongqing Rural Commercial Bank Co. Ltd., Class H	32,315	13,841
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,700	32,251
CIFI Holdings Group Co. Ltd.	47,813	41,330
CITIC Ltd.	88,482	69,178
CITIC Securities Co. Ltd., Class A	13,400	61,666
CITIC Securities Co. Ltd., Class H	30,235	68,029
CNOOC Ltd.	256,932	269,493
Contemporary Amperex Technology Co. Ltd., Class A	2,139	78,878
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,900	2,863
COSCO SHIPPING Holdings Co. Ltd., Class H*	46,390	43,391
Country Garden Holdings Co. Ltd.	101,123	133,595
Country Garden Services Holdings Co. Ltd.	22,210	124,359
CRRC Corp. Ltd., Class A	20,500	17,622
CRRC Corp. Ltd., Class H	74,271	29,800
CSC Financial Co. Ltd., Class A	2,925	19,418
CSPC Pharmaceutical Group Ltd.	141,753	138,442
Dali Foods Group Co. Ltd., 144A	26,224	16,240
Daqin Railway Co. Ltd., Class A	12,100	12,460
Dawning Information Industry Co. Ltd., Class A	1,400	7,519
DHC Software Co. Ltd., Class A	800	1,119
Dong-E-E-Jiao Co. Ltd., Class A	200	1,267
Dongfang Electric Corp. Ltd., Class A	7,080	11,420
Dongfeng Motor Group Co. Ltd., Class H	46,579	47,955
Dongxing Securities Co. Ltd., Class A	600	1,205
DouYu International Holdings Ltd., ADR*	1,329	17,623
East Money Information Co. Ltd., Class A	6,456	26,965
ENN Energy Holdings Ltd.	12,264	162,496
Eve Energy Co. Ltd., Class A	1,967	19,269
Everbright Securities Co. Ltd., Class A	4,800	13,997
Fangda Carbon New Material Co. Ltd., Class A*	834	837
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,300	4,908
Financial Street Holdings Co. Ltd., Class A	800	846

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
China (Continued)
First Capital Securities Co. Ltd., Class A	900	$1,446
Focus Media Information Technology Co. Ltd., Class A	11,720	17,266
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,820	68,185
Fosun International Ltd.	39,836	57,562
Founder Securities Co. Ltd., Class A*	14,700	20,138
Foxconn Industrial Internet Co. Ltd., Class A	3,700	7,761
Fuyao Glass Industry Group Co. Ltd., Class A	500	3,045
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	9,719	46,519
Ganfeng Lithium Co. Ltd., Class A	1,200	14,252
GD Power Development Co. Ltd., Class A	20,300	6,629
GDS Holdings Ltd., ADR*(a)	1,279	115,148
Gemdale Corp., Class A	7,300	16,775
Genscript Biotech Corp.*	16,104	23,145
GF Securities Co. Ltd., Class A	6,700	17,228
GF Securities Co. Ltd., Class H	19,457	27,161
Giant Network Group Co. Ltd., Class A	300	813
Gigadevice Semiconductor Beijing, Inc., Class A	458	14,371
Glodon Co. Ltd., Class A	1,200	12,229
GoerTek, Inc., Class A	3,900	22,491
GOME Retail Holdings Ltd.*	150,938	17,915
Great Wall Motor Co. Ltd., Class H	46,941	95,080
Gree Electric Appliances, Inc., of Zhuhai, Class A	3,400	34,412
Greenland Holdings Corp. Ltd., Class A	12,173	11,906
Greentown China Holdings Ltd.	10,940	15,836
Greentown Service Group Co. Ltd.	16,696	19,408
GSX Techedu, Inc., ADR*(a)	1,236	79,462
Guangdong Haid Group Co. Ltd., Class A	1,885	16,115
Guangdong HEC Technology Holding Co. Ltd., Class A*	6,000	5,085
Guangzhou Automobile Group Co. Ltd., Class H	43,676	46,995
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,300	10,689
Guangzhou Haige Communications Group, Inc. Co., Class A	600	1,122
Guangzhou R&F Properties Co. Ltd., Class H	22,133	28,840
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,200	19,550
Guosen Securities Co. Ltd., Class A	8,900	18,573
Guotai Junan Securities Co. Ltd., Class A	6,100	17,343
Guoyuan Securities Co. Ltd., Class A	11,830	15,973
Haidilao International Holding Ltd., 144A	12,325	80,857
Haier Smart Home Co. Ltd., Class A	4,700	19,252
Haitian International Holdings Ltd.	10,433	28,334

	Number of Shares	Value
China (Continued)
Haitong Securities Co. Ltd., Class A	7,800	$15,993
Haitong Securities Co. Ltd., Class H	42,412	36,497
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	9,700	67,282
Hangzhou Robam Appliances Co. Ltd., Class A	200	1,214
Hangzhou Tigermed Consulting Co. Ltd., Class A	600	10,389
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A*	1,560	26,265
Hansoh Pharmaceutical Group Co. Ltd., 144A*	18,663	89,691
Hebei Construction Group Corp. Ltd., Class H	6,556	18,608
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	16,167
Hengan International Group Co. Ltd.	10,386	71,687
Hengli Petrochemical Co. Ltd., Class A	6,210	24,607
Hengtong Optic-electric Co. Ltd., Class A	420	945
Hengyi Petrochemical Co. Ltd., Class A	7,241	13,967
Hesteel Co. Ltd., Class A*	2,700	939
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	10,864
Hua Hong Semiconductor Ltd., 144A*	6,882	34,139
Huaan Securities Co. Ltd., Class A	900	1,113
Huadian Power International Corp. Ltd., Class A	2,000	1,094
Huadong Medicine Co. Ltd., Class A	3,000	12,603
Hualan Biological Engineering, Inc., Class A	2,573	16,819
Huaneng Power International, Inc., Class A	1,200	937
Huaneng Power International, Inc., Class H	69,210	27,144
Huatai Securities Co. Ltd., Class A	9,300	27,261
Huatai Securities Co. Ltd., Class H, 144A	21,004	32,843
Huaxia Bank Co. Ltd., Class A	14,100	13,984
Huaxin Cement Co. Ltd., Class A	1,500	5,584
Huayu Automotive Systems Co. Ltd., Class A	3,200	15,193
Huazhu Group Ltd., ADR	2,513	125,097
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,000	797
Hundsun Technologies, Inc., Class A	2,288	30,729
HUYA, Inc., ADR*(a)	900	18,621
Iflytek Co. Ltd., Class A	3,050	17,705
Industrial & Commercial Bank of China Ltd., Class A	49,800	40,238
Industrial & Commercial Bank of China Ltd., Class H	889,444	564,577
Industrial Bank Co. Ltd., Class A	25,500	81,409
Industrial Securities Co. Ltd., Class A	14,500	19,842
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	49,800	9,152

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
China (Continued)
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,600	$7,698
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,600	43,620
Inner Mongolia Yitai Coal Co. Ltd., Class B	19,900	10,109
Innovent Biologics, Inc., 144A*	14,907	98,181
Inspur Electronic Information Industry Co. Ltd., Class A	1,585	6,740
iQIYI, Inc., ADR*	3,572	79,870
Jafron Biomedical Co. Ltd., Class A	950	9,415
JD.com, Inc., ADR*	12,891	1,100,247
Jiangsu Expressway Co. Ltd., Class H	23,490	26,426
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,332	18,517
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,232	68,330
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,640	19,495
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,800	48,662
Jiangxi Copper Co. Ltd., Class A	500	1,671
Jiangxi Copper Co. Ltd., Class H	20,163	33,037
Jiangxi Zhengbang Technology Co. Ltd., Class A	2,800	7,935
Jinke Properties Group Co. Ltd., Class A	1,400	1,697
Jinxin Fertility Group Ltd., 144A	16,214	28,282
Jointown Pharmaceutical Group Co. Ltd., Class A*	500	1,336
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	980	9,023
JOYY, Inc., ADR	921	82,033
Juewei Food Co. Ltd., Class A	1,200	12,918
Kaisa Group Holdings Ltd.*	42,823	22,541
KE Holdings, Inc., ADR*(a)	1,443	94,271
Kingdee International Software Group Co. Ltd.*	38,393	133,986
Kingsoft Cloud Holdings Ltd., ADR*	751	30,213
Kingsoft Corp. Ltd.	12,722	63,848
Koolearn Technology Holding Ltd., 144A*(a)	3,500	14,269
Kweichow Moutai Co. Ltd., Class A	1,200	312,368
KWG Group Holdings Ltd.	22,191	30,347
Lenovo Group Ltd.	109,303	77,982
Lens Technology Co. Ltd., Class A	3,700	18,443
Lepu Medical Technology Beijing Co. Ltd., Class A	3,020	13,260
Li Ning Co. Ltd.	33,726	182,748
Liaoning Cheng Da Co. Ltd., Class A	400	1,371
Lingyi iTech Guangdong Co., Class A	6,890	14,870
Logan Group Co. Ltd.	21,037	35,229
Lomon Billions Group Co. Ltd., Class A	2,300	11,073
Longfor Group Holdings Ltd., 144A	28,914	189,501
LONGi Green Energy Technology Co. Ltd., Class A	3,250	33,911

	Number of Shares	Value
China (Continued)
Lufax Holding Ltd., ADR*(a)	2,681	$44,156
Luxshare Precision Industry Co. Ltd., Class A	6,870	53,934
Luye Pharma Group Ltd., 144A (a)	20,745	12,097
Luzhou Laojiao Co. Ltd., Class A	1,200	33,413
Mango Excellent Media Co. Ltd., Class A	2,735	28,479
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	3,708	7,107
Meituan, Class B*	53,899	2,016,593
Metallurgical Corp. of China Ltd., Class A	21,700	9,228
Microport Scientific Corp.	10,417	44,955
Minth Group Ltd.	10,689	53,093
Momo, Inc., ADR	2,217	31,880
Muyuan Foods Co. Ltd., Class A	3,332	38,967
NanJi E-Commerce Co. Ltd., Class A	3,900	9,827
Nanjing Securities Co. Ltd., Class A	4,000	7,922
NARI Technology Co. Ltd., Class A	3,870	13,866
NAURA Technology Group Co. Ltd., Class A	565	14,760
NavInfo Co. Ltd., Class A	2,200	5,159
NetEase, Inc., ADR	6,166	557,221
New China Life Insurance Co. Ltd., Class A	2,100	19,529
New China Life Insurance Co. Ltd., Class H	12,455	52,304
New Hope Liuhe Co. Ltd., Class A	4,300	16,960
New Oriental Education & Technology Group, Inc., ADR*	2,215	365,143
Ninestar Corp., Class A	200	901
Ningbo Joyson Electronic Corp., Class A	1,500	5,661
NIO, Inc., ADR*	16,066	811,815
Noah Holdings Ltd., ADR*(a)	513	15,185
Oceanwide Holdings Co. Ltd., Class A	11,900	7,139
Offcn Education Technology Co. Ltd., Class A	2,700	14,795
Offshore Oil Engineering Co. Ltd., Class A	14,000	9,930
OFILM Group Co. Ltd., Class A	4,100	9,558
Oppein Home Group, Inc., Class A	1,260	24,415
Orient Securities Co. Ltd., Class A	11,600	20,454
Oriental Pearl Group Co. Ltd., Class A	910	1,314
People’s Insurance Co. Group of China Ltd., Class A	6,700	7,052
People’s Insurance Co. Group of China Ltd., Class H	118,826	37,559
Perfect World Co. Ltd., Class A	2,250	9,210
PetroChina Co. Ltd., Class A	13,632	8,923
PetroChina Co. Ltd., Class H	324,360	103,363
Pharmaron Beijing Co. Ltd., Class H, 144A	1,456	17,676
PICC Property & Casualty Co. Ltd., Class H	79,002	65,232
Pinduoduo, Inc., ADR*	5,690	789,829
Ping An Bank Co. Ltd., Class A	20,100	60,262

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
China (Continued)
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	8,128	$99,463
Ping An Insurance Group Co. of China Ltd., Class A	10,900	149,043
Ping An Insurance Group Co. of China Ltd., Class H	88,994	1,044,820
Poly Developments and Holdings Group Co. Ltd., Class A	14,400	37,661
Poly Property Services Co. Ltd. (a)	1,800	13,109
Postal Savings Bank of China Co. Ltd., Class H, 144A	153,456	86,716
Power Construction Corp. of China Ltd., Class A	12,201	7,820
RiseSun Real Estate Development Co. Ltd., Class A	8,800	9,770
Rongsheng Petro Chemical Co. Ltd., Class A	1,850	7,227
SAIC Motor Corp. Ltd., Class A	8,100	32,613
Sanan Optoelectronics Co. Ltd., Class A	4,900	19,982
Sangfor Technologies, Inc., Class A	375	11,487
Sany Heavy Industry Co. Ltd., Class A	6,600	30,784
SDIC Capital Co. Ltd., Class A	6,600	14,795
SDIC Power Holdings Co. Ltd., Class A	5,900	8,486
Seazen Group Ltd.*	34,845	30,794
Seazen Holdings Co. Ltd., Class A	2,200	11,835
Semiconductor Manufacturing International Corp.*	59,979	167,532
SF Holding Co. Ltd., Class A	2,455	29,829
Shaanxi Coal Industry Co. Ltd., Class A	7,100	11,258
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	338	1,240
Shandong Gold Mining Co. Ltd., Class A	4,536	16,424
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	37,764	78,149
Shanghai Baosight Software Co. Ltd., Class A	1,000	9,187
Shanghai Electric Group Co. Ltd., Class A*	2,000	1,610
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	13,426
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	8,355	35,140
Shanghai International Airport Co. Ltd., Class A	900	10,733
Shanghai International Port Group Co. Ltd., Class A	11,400	8,016
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	22,159	17,240
Shanghai M&G Stationery, Inc., Class A	2,075	22,930
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	1,527
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,247	22,423

	Number of Shares	Value
China (Continued)
Shanghai Pudong Development Bank Co. Ltd., Class A	33,600	$51,337
Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	7,178
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	700	698
Shanxi Meijin Energy Co. Ltd., Class A*	4,700	5,090
Shanxi Securities Co. Ltd., Class A	9,050	11,037
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	700	25,588
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	1,040	867
Shenergy Co. Ltd., Class A	1,100	932
Shengyi Technology Co. Ltd., Class A	2,455	10,407
Shennan Circuits Co. Ltd., Class A	658	10,667
Shenwan Hongyuan Group Co. Ltd., Class A	21,000	17,223
Shenzhen Energy Group Co. Ltd., Class A	14,760	12,711
Shenzhen Goodix Technology Co. Ltd., Class A	565	14,324
Shenzhen Inovance Technology Co. Ltd., Class A	1,800	21,050
Shenzhen Kangtai Biological Products Co. Ltd., Class A	470	9,727
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	992	50,826
Shenzhen Overseas Chinese Town Co. Ltd., Class A	17,700	19,570
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	827
Shenzhen Sunway Communication Co. Ltd., Class A	1,100	7,832
Shenzhou International Group Holdings Ltd.	12,855	217,593
Sichuan Chuantou Energy Co. Ltd., Class A	12,600	19,960
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,252
Silergy Corp.	1,000	77,888
SINA Corp.*	871	37,740
Sinolink Securities Co. Ltd., Class A	800	2,186
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	645
Sinopharm Group Co. Ltd., Class H	22,474	55,554
Sinotruk Hong Kong Ltd.	12,017	29,829
Smoore International Holdings Ltd., 144A*	5,750	37,092
Songcheng Performance Development Co. Ltd., Class A	2,520	7,379
SooChow Securities Co. Ltd., Class A	1,040	1,598
Spring Airlines Co. Ltd., Class A	1,200	9,259
Sunac China Holdings Ltd.	40,177	153,948
Suning.com Co. Ltd., Class A	8,800	12,229
Sunny Optical Technology Group Co. Ltd.	10,418	204,837

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
China (Continued)
Sunwoda Electronic Co. Ltd., Class A	1,800	$7,671
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,500	10,389
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	700	1,129
TAL Education Group, ADR*	5,636	394,858
TBEA Co. Ltd., Class A	11,100	14,380
TCL Technology Group Corp., Class A	12,800	13,628
Tencent Holdings Ltd.	86,304	6,268,719
Tencent Music Entertainment Group, ADR*	5,658	94,828
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	3,200	10,843
Tianma Microelectronics Co. Ltd., Class A	1,000	2,328
Tianqi Lithium Corp., Class A*	1,700	7,186
Tingyi Cayman Islands Holding Corp.	31,554	53,248
Tongcheng-Elong Holdings Ltd.*	13,200	24,625
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	400	821
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	1,066
Tongwei Co. Ltd., Class A	3,800	17,776
Topchoice Medical Corp., Class A*	755	24,045
Topsports International Holdings Ltd., 144A	20,768	30,920
TravelSky Technology Ltd., Class H	13,795	31,288
Trip.com Group Ltd., ADR*	6,874	230,898
Tsingtao Brewery Co. Ltd., Class A	200	2,764
Tsingtao Brewery Co. Ltd., Class H	7,216	70,102
Unigroup Guoxin Microelectronics Co. Ltd., Class A	700	10,679
Uni-President China Holdings Ltd.	22,460	20,255
Unisplendour Corp. Ltd., Class A	3,354	11,390
Venustech Group, Inc., Class A	1,000	4,482
Vipshop Holdings Ltd., ADR*	6,961	177,784
Walvax Biotechnology Co. Ltd., Class A	1,300	8,470
Wanda Film Holding Co. Ltd., Class A*	2,400	6,973
Wanhua Chemical Group Co. Ltd., Class A	3,395	41,869
Want Want China Holdings Ltd.	82,325	56,186
Weibo Corp., ADR*	942	39,799
Weichai Power Co. Ltd., Class A	5,900	14,956
Weichai Power Co. Ltd., Class H	33,202	67,766
Weifu High-Technology Group Co. Ltd., Class A	200	787
Wens Foodstuffs Group Co. Ltd., Class A	7,480	21,926
Western Securities Co. Ltd., Class A	900	1,312
Will Semiconductor Co. Ltd., Class A	650	21,268
Wingtech Technology Co. Ltd., Class A	1,035	16,568
Winning Health Technology Group Co. Ltd., Class A	2,470	5,908
Wuhan Guide Infrared Co. Ltd., Class A	1,870	10,784

	Number of Shares	Value
China (Continued)
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	$3,969
Wuliangye Yibin Co. Ltd., Class A	4,100	158,167
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,000	6,039
WuXi AppTec Co. Ltd., Class A	1,715	26,915
WuXi AppTec Co. Ltd., Class H, 144A (a)	3,585	53,652
Wuxi Biologics Cayman, Inc., 144A*	45,453	450,950
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,000	9,571
XCMG Construction Machinery Co. Ltd., Class A	8,400	6,940
Xiamen C & D, Inc., Class A	700	971
Xiaomi Corp., Class B, 144A*	184,621	631,199
Xinhu Zhongbao Co. Ltd., Class A	2,200	1,093
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	5,333	10,133
Xinjiang Goldwind Science & Technology Co. Ltd., Class H (a)	4,039	6,472
Xinyi Solar Holdings Ltd.	63,919	116,605
XPeng, Inc., ADR*(a)	1,600	94,016
Yadea Group Holdings Ltd., 144A	15,356	27,776
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	6,180
Yanzhou Coal Mining Co. Ltd., Class H	24,425	20,136
Yealink Network Technology Corp. Ltd., Class A	900	9,417
Yifeng Pharmacy Chain Co. Ltd., Class A	1,100	16,877
Yihai International Holding Ltd.*	7,844	91,939
Yonghui Superstores Co. Ltd., Class A	7,800	9,264
Yonyou Network Technology Co. Ltd., Class A	2,697	17,900
Yum China Holdings, Inc.	5,822	328,244
Yunda Holding Co. Ltd., Class A	1,560	4,075
Yunnan Baiyao Group Co. Ltd., Class A	1,900	27,492
Yunnan Energy New Material Co. Ltd., Class A	800	11,727
Zai Lab Ltd., ADR*	1,080	119,642
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	900	28,571
Zhaojin Mining Industry Co. Ltd., Class H	15,551	19,983
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,280	9,859
Zhejiang Chint Electrics Co. Ltd., Class A	4,000	19,945
Zhejiang Dahua Technology Co. Ltd., Class A	5,600	17,767
Zhejiang Expressway Co. Ltd., Class H	28,655	20,407
Zhejiang Huayou Cobalt Co. Ltd., Class A*	752	5,976
Zhejiang Longsheng Group Co. Ltd., Class A	5,300	11,994

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
China (Continued)
Zhejiang NHU Co. Ltd., Class A	4,245	$20,502
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	5,205	18,514
Zhejiang Supor Co. Ltd., Class A	945	10,031
Zhengzhou Yutong Bus Co. Ltd., Class A	503	1,328
Zhenro Properties Group Ltd.	27,749	17,113
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	6,155	29,739
Zhongji Innolight Co. Ltd., Class A	700	5,204
Zhongjin Gold Corp. Ltd., Class A	900	1,303
Zhongsheng Group Holdings Ltd.	8,609	64,642
Zhuzhou CRRC Times Electric Co. Ltd., Class H	9,526	29,987
Zijin Mining Group Co. Ltd., Class A	26,800	37,814
Zijin Mining Group Co. Ltd., Class H	87,522	87,284
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,976	9,069
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	20,462	21,357
ZTE Corp., Class A	3,600	18,989
ZTE Corp., Class H	11,612	29,962
ZTO Express Cayman, Inc., ADR	6,414	181,131

(Cost $25,746,088)		41,453,918

Colombia — 0.1%
Bancolombia SA	4,079	31,396
Ecopetrol SA	67,108	38,833
Grupo de Inversiones Suramericana SA	3,686	21,934
Interconexion Electrica SA ESP	7,633	48,180

(Cost $148,140)		140,343

Cyprus — 0.1%
Polymetal International PLC (Cost $41,799)	3,543	74,051

Czech Republic — 0.1%
CEZ AS	2,674	56,674
Komercni banka AS*	1,290	34,521
Moneta Money Bank AS, 144A*	7,868	23,486

(Cost $122,723)		114,681

Egypt — 0.1%
Commercial International Bank Egypt SAE	21,416	84,927
Eastern Co. SAE	17,485	12,013
ElSewedy Electric Co.	16,555	9,612

(Cost $116,179)		106,552

Greece — 0.1%
FF Group*(b)	1,458	8,348
Hellenic Telecommunications Organization SA	3,974	66,223
JUMBO SA	1,954	34,939
OPAP SA	3,067	34,573

(Cost $143,257)		144,083

	Number of Shares	Value
Hong Kong — 3.0%
Alibaba Health Information Technology Ltd.*	58,843	$173,089
Alibaba Pictures Group Ltd.*	172,998	23,212
Beijing Enterprises Holdings Ltd.	8,260	26,748
Beijing Enterprises Water Group Ltd.*	74,043	29,995
Bosideng International Holdings Ltd. (a)	54,735	24,010
Brilliance China Automotive Holdings Ltd.	46,861	41,716
China Education Group Holdings Ltd.	11,301	22,570
China Everbright Environment Group Ltd.	49,969	27,721
China Everbright Ltd.	16,808	24,244
China Gas Holdings Ltd.	40,522	149,258
China Jinmao Holdings Group Ltd.	91,197	46,945
China Mengniu Dairy Co. Ltd.*	38,768	196,064
China Merchants Port Holdings Co. Ltd.	19,988	23,699
China Mobile Ltd.	90,681	542,842
China Overseas Land & Investment Ltd.	50,855	123,741
China Overseas Property Holdings Ltd.	20,000	13,082
China Power International Development Ltd.	65,498	13,182
China Resources Beer Holdings Co. Ltd.	20,371	150,462
China Resources Cement Holdings Ltd.	43,279	53,826
China Resources Gas Group Ltd.	14,858	71,596
China Resources Land Ltd.	44,907	194,667
China Resources Power Holdings Co. Ltd.	28,270	30,053
China State Construction International Holdings Ltd.	20,493	13,537
China Taiping Insurance Holdings Co. Ltd.	23,869	42,189
China Traditional Chinese Medicine Holdings Co. Ltd.	41,479	19,533
China Unicom Hong Kong Ltd.	91,286	54,882
China Youzan Ltd.*	203,343	53,780
COSCO SHIPPING Ports Ltd.	30,254	19,984
Far East Horizon Ltd.	29,615	31,445
Geely Automobile Holdings Ltd.	87,359	242,881
Guangdong Investment Ltd.	49,465	82,196
Haier Electronics Group Co. Ltd.	21,624	103,084
Hopson Development Holdings Ltd.	8,788	22,959
Hutchison China MediTech Ltd., ADR*	1,010	31,310
Kingboard Holdings Ltd.	12,571	48,169
Kingboard Laminates Holdings Ltd.	19,629	31,757
Kunlun Energy Co. Ltd.	55,667	41,942
Lee & Man Paper Manufacturing Ltd.	19,609	15,938
Nine Dragons Paper Holdings Ltd.	26,958	35,406
Shenzhen International Holdings Ltd.	18,601	30,574
Shenzhen Investment Ltd.	49,117	17,933
Shimao Group Holdings Ltd.	18,912	70,514
Sino Biopharmaceutical Ltd.	165,811	166,858
SSY Group Ltd.	26,110	15,967
Sun Art Retail Group Ltd.	38,732	40,676

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Vinda International Holdings Ltd.	6,000	$17,146
Wharf Holdings Ltd.	18,229	45,108
Yuexiu Property Co. Ltd.	111,772	23,217

(Cost $3,107,623)		3,321,707

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC*	7,109	47,610
OTP Bank Nyrt*	3,563	141,347
Richter Gedeon Nyrt	2,049	48,546

(Cost $180,498)		237,503

India — 8.8%
ACC Ltd.	1,132	26,063
Adani Green Energy Ltd.*	5,809	89,140
Adani Ports & Special Economic Zone Ltd.	7,637	42,441
Ambuja Cements Ltd.	9,810	34,580
Apollo Hospitals Enterprise Ltd.	1,343	42,579
Asian Paints Ltd.	5,839	174,666
Aurobindo Pharma Ltd.	4,097	48,051
Avenue Supermarts Ltd., 144A*	2,461	76,074
Axis Bank Ltd.*	10,846	88,108
Axis Bank Ltd., GDR*	4,537	180,573
Bajaj Auto Ltd.	1,137	48,724
Bajaj Finance Ltd.	4,047	268,254
Bajaj Finserv Ltd.	665	78,651
Balkrishna Industries Ltd.	1,394	31,236
Bandhan Bank Ltd., 144A*	11,484	56,911
Berger Paints India Ltd.	3,192	27,920
Bharat Forge Ltd.	4,206	28,872
Bharat Petroleum Corp. Ltd.	11,131	56,064
Bharti Airtel Ltd.	19,984	125,007
Bharti Infratel Ltd.	6,014	17,752
Biocon Ltd.*	4,341	25,167
Britannia Industries Ltd.	1,685	82,774
Cipla Ltd.	5,106	51,407
Coal India Ltd.	17,205	29,168
Colgate-Palmolive India Ltd.	1,889	38,611
Container Corp. Of India Ltd.	3,624	19,870
Dabur India Ltd.	9,261	62,502
Divi’s Laboratories Ltd.	1,995	97,118
DLF Ltd.	8,973	22,682
Dr. Reddy’s Laboratories Ltd., ADR	1,811	118,783
Eicher Motors Ltd.	2,050	70,163
GAIL India Ltd.	27,552	38,190
Godrej Consumer Products Ltd.	6,164	58,243
Grasim Industries Ltd.	4,248	50,235
Havells India Ltd.	4,049	43,816
HCL Technologies Ltd.	16,758	186,031
HDFC Asset Management Co. Ltd., 144A	687	23,552
HDFC Life Insurance Co. Ltd., 144A*	11,048	96,492
Hero MotoCorp Ltd.	1,469	61,668
Hindalco Industries Ltd.	23,582	72,077
Hindustan Petroleum Corp. Ltd.	8,113	22,935
Hindustan Unilever Ltd.	12,408	358,252

	Number of Shares	Value
India (Continued)
Housing Development Finance Corp. Ltd.	25,972	$791,281
ICICI Bank Ltd., ADR*(a)	11,645	149,755
ICICI Bank Ltd.*	52,999	338,757
ICICI Lombard General Insurance Co. Ltd., 144A*	2,992	58,639
ICICI Prudential Life Insurance Co. Ltd., 144A*	5,024	29,965
Indian Oil Corp. Ltd.	31,012	35,427
Indraprastha Gas Ltd.	3,185	21,349
Info Edge India Ltd.	948	55,126
Infosys Ltd.	26,200	389,164
Infosys Ltd., ADR	24,861	378,384
InterGlobe Aviation Ltd., 144A*	1,521	31,098
Ipca Laboratories Ltd.	1,100	32,184
ITC Ltd.	43,871	114,718
JSW Steel Ltd.	12,706	60,085
Jubilant Foodworks Ltd.	1,048	35,390
Kotak Mahindra Bank Ltd.*	8,303	213,819
Larsen & Toubro Infotech Ltd., 144A	811	35,049
Larsen & Toubro Ltd.	10,052	152,349
Lupin Ltd.	3,731	44,929
Mahindra & Mahindra Ltd.	11,742	114,477
Marico Ltd.	5,640	28,003
Maruti Suzuki India Ltd.	1,883	178,897
Motherson Sumi Systems Ltd.	14,792	29,572
MRF Ltd.	31	32,541
Muthoot Finance Ltd.	1,858	28,903
Nestle India Ltd.	512	123,678
NTPC Ltd.	60,883	77,855
Oil & Natural Gas Corp. Ltd.	34,040	36,083
Page Industries Ltd.	92	28,268
Petronet LNG Ltd.	11,376	38,595
PI Industries Ltd.	1,306	38,946
Pidilite Industries Ltd.	2,037	42,430
Piramal Enterprises Ltd.	1,697	31,808
Power Grid Corp. of India Ltd.	26,462	68,749
REC Ltd.	13,897	22,791
Reliance Industries Ltd., GDR, 144A	21,281	1,112,996
SBI Life Insurance Co. Ltd., 144A*	5,717	65,313
Shree Cement Ltd.	128	42,011
Shriram Transport Finance Co. Ltd.	2,743	39,640
Siemens Ltd.	1,003	20,498
State Bank of India*	27,124	89,460
Sun Pharmaceutical Industries Ltd.	13,706	94,694
Tata Consultancy Services Ltd.	14,178	513,016
Tata Consumer Products Ltd.	9,148	66,458
Tata Motors Ltd., ADR*(a)	5,365	64,058
Tata Steel Ltd.	10,263	80,011
Tech Mahindra Ltd.	9,552	113,099
Titan Co. Ltd.	4,806	88,337
Torrent Pharmaceuticals Ltd.	745	26,308
Trent Ltd.	2,702	26,281
UltraTech Cement Ltd.	1,777	115,225
United Spirits Ltd.*	4,141	30,665
UPL Ltd.	7,692	43,385

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
India (Continued)
Vedanta Ltd.	32,667	$53,264
Wipro Ltd., ADR	8,591	44,244
Wipro Ltd.	8,462	40,050
Yes Bank Ltd.*	125,242	24,860
Zee Entertainment Enterprises Ltd.	14,746	38,380

(Cost $7,450,710)		9,892,719

Indonesia — 1.3%
PT Ace Hardware Indonesia Tbk	109,101	12,247
PT Adaro Energy Tbk	145,522	14,325
PT Astra International Tbk	320,390	120,260
PT Bank Central Asia Tbk	142,864	313,906
PT Bank Mandiri Persero Tbk	289,551	129,703
PT Bank Negara Indonesia Persero Tbk	125,050	53,137
PT Bank Rakyat Indonesia Persero Tbk	812,608	235,380
PT Barito Pacific Tbk*	449,551	33,430
PT Charoen Pokphand Indonesia Tbk	121,620	52,326
PT Gudang Garam Tbk*	7,947	23,779
PT Indah Kiat Pulp & Paper Corp. Tbk	38,243	23,496
PT Indocement Tunggal Prakarsa Tbk	22,232	22,515
PT Indofood CBP Sukses Makmur Tbk	44,482	31,188
PT Indofood Sukses Makmur Tbk	57,836	29,082
PT Kalbe Farma Tbk	277,367	29,564
PT Merdeka Copper Gold Tbk*	116,561	16,015
PT Perusahaan Gas Negara Tbk	88,906	8,752
PT Sarana Menara Nusantara Tbk	271,742	21,074
PT Semen Indonesia Persero Tbk	50,428	41,785
PT Telekomunikasi Indonesia Persero Tbk	766,846	175,419
PT Unilever Indonesia Tbk	111,089	60,776
PT United Tractors Tbk	28,476	46,384

(Cost $1,417,520)		1,494,543

Kuwait — 0.5%
Agility Public Warehousing Co. KSC	15,370	32,313
Boubyan Bank KSCP	18,070	34,740
Kuwait Finance House KSCP	65,458	145,533
Mobile Telecommunications Co. KSC	29,603	56,235
National Bank of Kuwait SAKP	99,280	272,667

(Cost $542,200)		541,488

Luxembourg — 0.0%
Reinet Investments SCA (Cost $46,319)	2,458	43,780

Malaysia — 1.6%
AMMB Holdings Bhd	30,746	25,056
Axiata Group Bhd	49,199	42,871
CIMB Group Holdings Bhd	96,584	86,058
Dialog Group Bhd	59,736	52,786
DiGi.Com Bhd	47,060	46,205
Fraser & Neave Holdings Bhd	1,800	14,342
Gamuda Bhd	32,085	28,116
Genting Bhd	37,467	37,338
Genting Malaysia Bhd	45,934	27,624
Genting Plantations Bhd	2,900	6,762
HAP Seng Consolidated Bhd	11,451	23,189
Hartalega Holdings Bhd	26,202	92,614

	Number of Shares	Value
Malaysia (Continued)
Hong Leong Bank Bhd	11,541	$48,668
Hong Leong Financial Group Bhd	3,100	12,479
IHH Healthcare Bhd	33,335	45,985
IOI Corp. Bhd	31,994	34,319
Kossan Rubber Industries	20,200	30,890
Kuala Lumpur Kepong Bhd	7,210	41,589
Malayan Banking Bhd	58,635	113,701
Malaysia Airports Holdings Bhd	16,200	20,717
Maxis Bhd	37,096	44,617
MISC Bhd	20,400	34,000
Nestle Malaysia Bhd	800	26,313
Petronas Chemicals Group Bhd	37,924	59,762
Petronas Dagangan Bhd	4,304	21,932
Petronas Gas Bhd	13,135	58,550
PPB Group Bhd	9,862	45,025
Press Metal Aluminium Holdings Bhd	24,100	41,409
Public Bank Bhd	41,822	178,621
QL Resources Bhd	17,100	26,695
RHB Bank Bhd	24,053	30,406
Sime Darby Bhd	34,123	19,348
Sime Darby Plantation Bhd	26,823	32,261
Supermax Corp. Bhd*	23,600	52,715
Telekom Malaysia Bhd	18,945	23,437
Tenaga Nasional Bhd	34,105	84,384
Top Glove Corp. Bhd	73,800	128,978
Westports Holdings Bhd	14,807	15,628

(Cost $1,700,101)		1,755,390

Mexico — 1.7%
Alfa SAB de CV, Class A	48,431	38,126
America Movil SAB de CV, Series L	483,983	362,085
Arca Continental SAB de CV	6,643	32,416
Becle SAB de CV	8,852	20,757
Cemex SAB de CV, Series CPO	230,665	105,002
Coca-Cola Femsa SAB de CV	8,593	38,717
Fibra Uno Administracion SA de CV REIT	49,505	49,235
Fomento Economico Mexicano SAB de CV	27,985	202,096
Gruma SAB de CV, Class B	3,316	36,485
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	5,893	60,335
Grupo Aeroportuario del Sureste SAB de CV, Class B*	3,461	51,496
Grupo Bimbo SAB de CV, Series A	23,479	49,676
Grupo Carso SAB de CV, Series A1	6,868	15,598
Grupo Financiero Banorte SAB de CV, Class O*	38,089	190,706
Grupo Financiero Inbursa SAB de CV, Class O*	26,670	26,036
Grupo Mexico SAB de CV, Series B	42,560	154,444
Grupo Televisa SAB, Series CPO*	40,559	65,062
Industrias Penoles SAB de CV	2,241	32,887
Infraestructura Energetica Nova SAB de CV*	8,675	30,798
Kimberly-Clark de Mexico SAB de CV, Class A	24,725	39,222

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Mexico (Continued)
Megacable Holdings SAB de CV, Series CPO	5,498	$20,011
Orbia Advance Corp. SAB de CV	16,848	34,488
Promotora y Operadora de Infraestructura SAB de CV	3,794	30,290
Telesites SAB de CV*	14,214	14,805
Wal-Mart de Mexico SAB de CV	79,112	208,444

(Cost $2,598,950)		1,909,217

Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR*	3,290	36,519
Credicorp Ltd.	1,029	158,373
Southern Copper Corp.	1,445	85,790

(Cost $270,545)		280,682

Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	33,290	29,219
Aboitiz Power Corp.	22,646	12,128
Ayala Corp.	3,826	65,531
Ayala Land, Inc.	120,724	95,414
Bank of the Philippine Islands	20,844	35,983
BDO Unibank, Inc.	26,345	56,602
Globe Telecom, Inc.	574	23,256
GT Capital Holdings, Inc.	1,504	18,143
International Container Terminal Services, Inc.	16,232	39,432
JG Summit Holdings, Inc.	42,654	58,241
Jollibee Foods Corp.	6,833	26,860
Manila Electric Co.	3,630	21,261
Megaworld Corp.*	191,200	15,231
Metro Pacific Investments Corp.	186,127	15,872
Metropolitan Bank & Trust Co.	27,112	27,039
PLDT, Inc.	1,321	36,102
Puregold Price Club, Inc.	13,600	11,923
SM Investments Corp.	3,768	76,018
SM Prime Holdings, Inc.	148,591	111,258
Universal Robina Corp.	14,909	44,032

(Cost $931,853)		819,545

Poland — 0.7%
Allegro.eu SA, 144A*	4,052	83,201
Bank Polska Kasa Opieki SA*	2,783	42,070
CD Projekt SA*	1,053	109,273
Cyfrowy Polsat SA	4,472	31,812
Dino Polska SA, 144A*	763	51,268
KGHM Polska Miedz SA*	2,073	82,293
LPP SA*	23	42,098
Orange Polska SA*	8,806	14,851
PGE Polska Grupa Energetyczna SA*	10,207	15,675
Polski Koncern Naftowy ORLEN SA	3,788	55,850
Polskie Gornictwo Naftowe i Gazownictwo SA	27,431	34,956
Powszechna Kasa Oszczednosci Bank Polski SA*	13,450	94,602
Powszechny Zaklad Ubezpieczen SA*	8,923	59,718
Santander Bank Polska SA*	616	28,556

(Cost $833,228)		746,223

	Number of Shares	Value
Qatar — 0.7%
Barwa Real Estate Co.	28,937	$26,229
Commercial Bank PSQC	27,672	33,054
Industries Qatar QSC	27,004	81,566
Masraf Al Rayan QSC	60,108	70,477
Mesaieed Petrochemical Holding Co.	80,210	46,054
Ooredoo QPSC	6,867	12,747
Qatar Electricity & Water Co. QSC	7,912	39,085
Qatar Fuel QSC	7,672	38,974
Qatar Gas Transport Co. Ltd.	31,239	27,784
Qatar International Islamic Bank QSC	12,652	30,830
Qatar Islamic Bank SAQ	19,312	88,347
Qatar National Bank QPSC	65,938	320,841

(Cost $699,814)		815,988

Romania — 0.0%
NEPI Rockcastle PLC (Cost $87,981)	6,574	33,443

Russia — 2.7%
Alrosa PJSC	42,237	48,665
Gazprom PJSC, ADR	985	4,580
Gazprom PJSC	173,570	414,822
Inter RAO UES PJSC	597,307	40,190
LUKOIL PJSC	3,648	240,436
LUKOIL PJSC, ADR	2,676	173,940
Magnit PJSC, GDR	5,226	78,860
Mail.Ru Group Ltd., GDR*	1,480	42,989
MMC Norilsk Nickel PJSC	937	263,378
Mobile TeleSystems PJSC, ADR	6,756	58,304
Moscow Exchange MICEX-RTS PJSC	21,238	42,547
Novatek PJSC, GDR	1,463	227,350
Novolipetskiy Metallurgicheskiy Kombinat PAO	19,137	48,231
PhosAgro PJSC, GDR	2,200	28,116
Polyus PJSC	528	100,454
Rosneft Oil Co. PJSC, GDR	15,920	92,463
Sberbank of Russia PJSC	159,001	520,022
Severstal PAO, GDR	2,697	39,403
Severstal PAO	725	10,634
Surgutneftegas PJSC, ADR	11,092	50,047
Tatneft PJSC	20,325	130,472
VTB Bank PJSC, GDR	10,145	9,445
VTB Bank PJSC	36,674,306	17,969
X5 Retail Group NV, GDR	1,793	63,903
Yandex NV, Class A*	4,600	323,611

(Cost $2,934,638)		3,070,831

Saudi Arabia — 2.6%
Abdullah Al Othaim Markets Co.	731	24,792
Advanced Petrochemical Co.	1,740	28,531
Al Rajhi Bank	18,015	359,282
Alinma Bank*	12,986	55,883
Almarai Co. JSC	3,587	53,462
Arab National Bank	8,833	48,044
Bank AlBilad	6,574	46,274
Bank Al-Jazira	6,916	25,299
Banque Saudi Fransi	9,123	80,634

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Saudi Arabia (Continued)
Bupa Arabia for Cooperative Insurance Co.*	988	$33,086
Co. for Cooperative Insurance*	1,093	24,508
Dar Al Arkan Real Estate Development Co.*	9,461	22,173
Dr Sulaiman Al Habib Medical Services Group Co.	464	14,351
Emaar Economic City*	6,611	17,344
Etihad Etisalat Co.*	6,609	52,335
Jarir Marketing Co.	656	30,783
Mobile Telecommunications Co. Saudi Arabia*	6,923	25,140
National Commercial Bank	21,440	241,519
National Industrialization Co.*	5,760	20,057
Rabigh Refining & Petrochemical Co.*	3,791	14,353
Riyad Bank	19,662	109,146
Sahara International Petrochemical Co.*	5,966	26,787
Samba Financial Group	14,933	123,028
Saudi Airlines Catering Co.	696	14,697
Saudi Arabian Fertilizer Co.	2,993	65,436
Saudi Arabian Mining Co.*	6,854	77,027
Saudi Arabian Oil Co., 144A	32,102	308,130
Saudi Basic Industries Corp.	13,257	342,506
Saudi British Bank	10,823	78,346
Saudi Cement Co.	1,309	20,278
Saudi Electricity Co.	13,807	79,368
Saudi Industrial Investment Group	3,904	27,324
Saudi Kayan Petrochemical Co.*	12,956	41,383
Saudi Telecom Co.	8,627	247,958
Savola Group	3,863	47,430
Yanbu National Petrochemical Co.	4,026	66,016

(Cost $2,889,168)		2,892,710

Singapore — 0.0%
BOC Aviation Ltd., 144A (Cost $23,186)	3,716	33,032

South Africa — 3.3%
Absa Group Ltd.	10,620	75,572
African Rainbow Minerals Ltd.	1,500	23,231
Anglo American Platinum Ltd.	805	58,541
AngloGold Ashanti Ltd.	6,549	138,015
Aspen Pharmacare Holdings Ltd.*	5,520	44,014
Bid Corp. Ltd.	5,141	92,740
Bidvest Group Ltd.	4,497	47,377
Capitec Bank Holdings Ltd.*	1,080	90,349
Clicks Group Ltd.	3,779	57,292
Discovery Ltd.	6,799	54,089
Exxaro Resources Ltd.	4,043	31,143
FirstRand Ltd.	68,386	200,792
Gold Fields Ltd.	13,734	116,656
Growthpoint Properties Ltd. REIT (a)	43,106	33,040
Harmony Gold Mining Co. Ltd.*	8,558	34,964
Impala Platinum Holdings Ltd.	12,701	133,454
Kumba Iron Ore Ltd.	971	33,044
Mr Price Group Ltd.	4,419	46,435
MTN Group Ltd.	27,046	115,685

	Number of Shares	Value
South Africa (Continued)
MultiChoice Group	7,017	$58,950
Naspers Ltd., Class N	6,501	1,313,507
Nedbank Group Ltd.	6,250	49,439
Northam Platinum Ltd.*	5,369	61,101
Old Mutual Ltd.	78,132	58,979
Rand Merchant Investment Holdings Ltd.	12,920	25,446
Remgro Ltd.	6,340	37,738
Sanlam Ltd.	28,540	102,190
Sasol Ltd.*	8,739	68,163
Shoprite Holdings Ltd.	7,938	65,493
Sibanye Stillwater Ltd.	35,998	119,712
SPAR Group Ltd. (a)	3,029	37,345
Standard Bank Group Ltd.	18,167	142,110
Tiger Brands Ltd.	1,670	21,244
Vodacom Group Ltd. (a)	9,409	74,871
Woolworths Holdings Ltd.	15,151	34,232

(Cost $4,675,210)		3,696,953

South Korea — 11.6%
Alteogen, Inc.*	287	41,680
Amorepacific Corp.	526	85,088
AMOREPACIFIC Group	507	24,100
BGF retail Co. Ltd.	104	11,795
Celltrion Healthcare Co. Ltd.*	1,103	121,708
Celltrion Pharm, Inc.*	259	44,308
Celltrion, Inc.*	1,402	430,780
Cheil Worldwide, Inc.	1,128	21,152
CJ CheilJedang Corp.	138	45,083
CJ Corp.	306	21,874
CJ ENM Co. Ltd.	204	24,556
CJ Logistics Corp.*	160	24,003
Coway Co. Ltd.*	750	47,038
Daelim Industrial Co. Ltd.	452	32,678
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	540	13,201
DB Insurance Co. Ltd.	721	28,669
Doosan Bobcat, Inc.	736	19,987
Doosan Heavy Industries & Construction Co. Ltd.*	2,714	41,082
Douzone Bizon Co. Ltd.	313	29,842
E-MART, Inc.	277	38,550
Fila Holdings Corp.	852	31,799
GS Engineering & Construction Corp.	996	28,533
GS Holdings Corp.	805	25,498
GS Retail Co. Ltd.	433	13,207
Hana Financial Group, Inc.	4,476	136,923
Hankook Tire & Technology Co. Ltd.	953	28,162
Hanmi Pharm. Co. Ltd.	91	29,482
Hanon Systems	2,349	31,948
Hanwha Corp.	414	9,653
Hanwha Solutions Corp.	1,666	71,892
HLB, Inc.*	651	53,596
Hotel Shilla Co. Ltd.	560	40,486
Hyundai Engineering & Construction Co. Ltd.	773	23,472
Hyundai Glovis Co. Ltd.	300	48,258

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Hyundai Heavy Industries Holdings Co. Ltd.	134	$33,847
Hyundai Marine & Fire Insurance Co. Ltd.	987	19,891
Hyundai Mobis Co. Ltd.	964	212,567
Hyundai Motor Co.	2,169	355,767
Hyundai Steel Co.	1,405	40,377
Industrial Bank of Korea	4,142	34,811
Kakao Corp.	846	281,350
Kangwon Land, Inc.	1,636	33,192
KB Financial Group, Inc.	5,579	228,646
Kia Motors Corp.	4,186	218,653
KMW Co. Ltd.*	432	28,695
Korea Aerospace Industries Ltd.	1,354	28,449
Korea Electric Power Corp.*	3,873	75,076
Korea Gas Corp.	386	9,889
Korea Investment Holdings Co. Ltd.	659	44,130
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	429	39,932
Korea Zinc Co. Ltd.	125	42,813
Korean Air Lines Co. Ltd.*	1,045	24,082
KT&G Corp.	1,747	130,249
Kumho Petrochemical Co. Ltd.	293	36,805
LG Chem Ltd.	686	495,956
LG Corp.	1,334	85,112
LG Display Co. Ltd.*	3,412	47,023
LG Electronics, Inc.	1,574	121,619
LG Household & Health Care Ltd.	131	179,236
LG Innotek Co. Ltd.	219	30,676
LG Uplus Corp.	3,645	39,364
Lotte Chemical Corp.	264	67,279
Lotte Corp.	345	11,037
Lotte Shopping Co. Ltd.	83	7,613
Meritz Securities Co. Ltd.	5,293	17,651
Mirae Asset Daewoo Co. Ltd.	3,238	27,741
NAVER Corp.	1,822	456,920
NCSoft Corp.	259	189,589
Neoplux Co. Ltd.*	25	65
Netmarble Corp., 144A*	344	38,860
NH Investment & Securities Co. Ltd.	1,159	11,260
Orion Corp.	425	45,513
Ottogi Corp.	31	15,576
Pan Ocean Co. Ltd.*	5,010	19,242
Pearl Abyss Corp.*	117	21,898
POSCO	1,087	229,866
POSCO Chemical Co. Ltd.	329	27,205
S-1 Corp.	320	22,788
Samsung Biologics Co. Ltd., 144A*	265	188,234
Samsung C&T Corp.	1,252	136,339
Samsung Card Co. Ltd.	467	13,969
Samsung Electro-Mechanics Co. Ltd.	878	123,779
Samsung Electronics Co. Ltd.	71,986	4,339,132
Samsung Engineering Co. Ltd.*	2,746	33,874
Samsung Fire & Marine Insurance Co. Ltd.	463	78,663
Samsung Heavy Industries Co. Ltd.*	7,964	49,157
Samsung Life Insurance Co. Ltd.	1,131	72,875

	Number of Shares	Value
South Korea (Continued)
Samsung SDI Co. Ltd.	813	$391,604
Samsung SDS Co. Ltd.	522	81,610
Samsung Securities Co. Ltd.	1,050	37,434
Seegene, Inc.	290	49,244
Shin Poong Pharmaceutical Co. Ltd.*	450	53,680
Shinhan Financial Group Co. Ltd.	6,241	181,610
Shinsegae, Inc.	120	24,997
SK Biopharmaceuticals Co. Ltd.*	213	36,092
SK Chemicals Co. Ltd.	109	41,963
SK Holdings Co. Ltd.	566	108,182
SK Hynix, Inc.	8,108	714,410
SK Innovation Co. Ltd.	882	137,893
SK Telecom Co. Ltd.	624	133,930
S-Oil Corp.	658	41,387
Woori Financial Group, Inc.	8,124	72,169
Yuhan Corp.	795	46,268

(Cost $7,021,079)		13,036,888

Taiwan — 12.1%
Accton Technology Corp.	8,112	68,021
Acer, Inc.	41,804	33,954
Advantech Co. Ltd.	5,732	61,739
ASE Technology Holding Co. Ltd.	50,502	135,723
Asia Cement Corp.	35,398	53,775
ASMedia Technology, Inc.	391	22,566
Asustek Computer, Inc.	11,409	99,670
AU Optronics Corp.*	136,474	58,415
Catcher Technology Co. Ltd.	10,692	70,524
Cathay Financial Holding Co. Ltd.	105,286	149,234
Chailease Holding Co. Ltd.	20,603	112,764
Chang Hwa Commercial Bank Ltd.	82,931	51,791
Cheng Shin Rubber Industry Co. Ltd.	28,610	42,660
Chicony Electronics Co. Ltd.	9,128	27,350
China Development Financial Holding Corp.	216,578	67,779
China Life Insurance Co. Ltd.	45,200	35,919
China Steel Corp.	170,114	136,079
Chunghwa Telecom Co. Ltd.	57,045	217,152
Compal Electronics, Inc.	68,943	46,684
CTBC Financial Holding Co. Ltd.	276,219	185,584
Delta Electronics, Inc.	30,329	238,886
E.Sun Financial Holding Co. Ltd.	156,957	138,496
Eclat Textile Co. Ltd.	2,518	35,337
Evergreen Marine Corp. Taiwan Ltd.*	39,874	34,554
Far Eastern New Century Corp.	46,555	44,754
Far EasTone Telecommunications Co. Ltd.	22,472	48,882
Feng TAY Enterprise Co. Ltd.	5,229	33,665
First Financial Holding Co. Ltd.	169,318	126,532
Formosa Chemicals & Fibre Corp.	53,316	144,034
Formosa Petrochemical Corp.	18,509	58,769
Formosa Plastics Corp.	59,532	177,954
Foxconn Technology Co. Ltd.	16,450	30,358
Fubon Financial Holding Co. Ltd.	97,684	151,825
Giant Manufacturing Co. Ltd.	4,882	48,388
Globalwafers Co. Ltd.	3,810	74,589
Highwealth Construction Corp.	3,838	5,992

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Hiwin Technologies Corp.	3,661	$39,240
Hon Hai Precision Industry Co. Ltd.	183,780	530,659
Hotai Motor Co. Ltd.	4,564	102,641
Hua Nan Financial Holdings Co. Ltd.	136,556	86,957
Innolux Corp.*	136,321	48,067
Inventec Corp.	37,404	30,577
Largan Precision Co. Ltd.	1,430	161,802
Lite-On Technology Corp.	24,640	41,539
MediaTek, Inc.	22,561	557,247
Mega Financial Holding Co. Ltd.	162,471	162,172
Micro-Star International Co. Ltd.	10,576	46,382
Nan Ya Plastics Corp.	65,483	147,496
Nanya Technology Corp.	18,550	47,119
Nien Made Enterprise Co. Ltd.	2,946	34,780
Novatek Microelectronics Corp.	9,048	94,916
Oneness Biotech Co. Ltd.*	2,888	28,979
Pegatron Corp.	31,406	71,952
Phison Electronics Corp.	2,823	31,991
Pou Chen Corp.	36,766	40,310
Powertech Technology, Inc.	10,097	32,591
President Chain Store Corp.	6,952	63,172
Quanta Computer, Inc.	45,635	123,284
Realtek Semiconductor Corp.	5,294	68,909
Ruentex Development Co. Ltd.	13,479	19,886
Shanghai Commercial & Savings Bank Ltd.	50,972	69,745
Shin Kong Financial Holding Co. Ltd.	138,370	41,702
SinoPac Financial Holdings Co. Ltd.	174,056	67,784
Standard Foods Corp.	7,588	16,612
Synnex Technology International Corp.	17,611	27,496
Taishin Financial Holding Co. Ltd.	147,414	69,046
Taiwan Business Bank	100,840	35,203
Taiwan Cement Corp.	75,664	113,884
Taiwan Cooperative Financial Holding Co. Ltd.	140,649	100,173
Taiwan High Speed Rail Corp.	33,255	36,694
Taiwan Mobile Co. Ltd.	26,378	89,862
Taiwan Semiconductor Manufacturing Co. Ltd.	371,603	6,264,547
Unimicron Technology Corp.	17,807	56,165
Uni-President Enterprises Corp.	67,860	154,755
United Microelectronics Corp.	178,265	253,302
Vanguard International Semiconductor Corp.	14,396	53,033
Walsin Technology Corp.	5,010	34,188
Win Semiconductors Corp.	4,929	57,932
Winbond Electronics Corp.	43,240	27,762
Wistron Corp.	43,625	45,687
Wiwynn Corp.	1,252	29,958
WPG Holdings Ltd.	21,501	32,173
Yageo Corp.	4,890	75,831
Yuanta Financial Holding Co. Ltd.	150,692	100,981
Zhen Ding Technology Holding Ltd.	9,348	40,505

(Cost $6,765,354)		13,578,086

	Number of Shares	Value
Thailand — 1.8%
Advanced Info Service PCL, NVDR	18,774	$108,920
Airports of Thailand PCL, NVDR	60,200	127,365
Asset World Corp. PCL, NVDR	91,000	14,380
B Grimm Power PCL, NVDR	10,800	17,494
Bangkok Bank PCL, NVDR	8,646	33,727
Bangkok Commercial Asset Management PCL, NVDR	25,700	17,841
Bangkok Dusit Medical Services PCL, NVDR	146,900	104,408
Bangkok Expressway & Metro PCL, NVDR	109,100	33,001
Berli Jucker PCL, NVDR	19,000	23,554
BTS Group Holdings PCL, NVDR	125,844	42,433
Bumrungrad Hospital PCL, NVDR	5,900	24,283
Central Pattana PCL, NVDR	37,200	62,410
Central Retail Corp. PCL, NVDR*	28,600	30,727
Charoen Pokphand Foods PCL, NVDR	65,643	62,388
CP ALL PCL, NVDR	83,100	166,200
Electricity Generating PCL, NVDR	3,900	27,848
Energy Absolute PCL, NVDR	22,900	33,877
Global Power Synergy PCL, NVDR	10,800	25,081
Gulf Energy Development PCL, NVDR	41,850	48,421
Home Product Center PCL, NVDR	98,400	47,818
Indorama Ventures PCL, NVDR	28,097	29,722
Intouch Holdings PCL, NVDR	35,900	65,866
Kasikornbank PCL, NVDR	27,979	101,742
Krung Thai Bank PCL, NVDR	68,206	24,126
Krungthai Card PCL, NVDR	11,700	19,726
Land & Houses PCL, NVDR	124,100	32,204
Minor International PCL, NVDR*	40,500	33,203
Muangthai Capital PCL, NVDR	10,100	18,030
Osotspa PCL, NVDR	10,800	13,031
PTT Exploration & Production PCL, NVDR	20,213	64,648
PTT Global Chemical PCL, NVDR	35,600	67,375
PTT PCL	24,500	32,397
PTT PCL, NVDR	141,780	187,478
Ratch Group PCL, NVDR	11,200	21,012
Siam Cement PCL	6,458	79,844
Siam Cement PCL, NVDR	5,800	71,709
Siam Commercial Bank PCL, NVDR	14,098	39,847
Srisawad Corp. PCL, NVDR	10,800	20,797
Thai Oil PCL, NVDR	18,157	28,511
Thai Union Group PCL, NVDR	39,800	19,867
Total Access Communication PCL, NVDR	11,600	14,380
True Corp. PCL, NVDR	189,500	20,422

(Cost $2,145,964)		2,058,113

Turkey — 0.3%
Akbank T.A.S.*	45,545	35,062
Aselsan Elektronik Sanayi Ve Ticaret AS	10,704	23,667
BIM Birlesik Magazalar AS	7,100	63,555
Eregli Demir ve Celik Fabrikalari TAS	22,518	31,675
Ford Otomotiv Sanayi AS	1,335	18,403
Haci Omer Sabanci Holding AS	15,448	19,043

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Turkey (Continued)
KOC Holding AS	12,751	$28,763
Turk Hava Yollari AO*	10,531	15,352
Turkcell Iletisim Hizmetleri AS	13,444	25,444
Turkiye Garanti Bankasi AS*	38,612	43,204
Turkiye Is Bankasi AS, Class C*	23,601	19,647
Turkiye Petrol Rafinerileri AS*	2,020	23,493
Turkiye Sise ve Cam Fabrikalari AS	21,846	18,997
Yapi ve Kredi Bankasi AS*	28,514	10,428

(Cost $744,104)		376,733

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	46,177	76,435
Abu Dhabi Islamic Bank PJSC	14,540	18,605
Aldar Properties PJSC	63,178	52,288
Dubai Islamic Bank PJSC	27,536	33,584
Emaar Malls PJSC*	43,172	21,509
Emaar Properties PJSC*	53,322	46,163
Emirates NBD Bank PJSC	39,833	118,746
Emirates Telecommunications Group Co. PJSC	23,883	112,615
First Abu Dhabi Bank PJSC	42,640	146,500

(Cost $613,667)		626,445

TOTAL COMMON STOCKS (Cost $77,448,253)		107,864,785

PREFERRED STOCKS — 2.1%
Brazil — 1.2%
Alpargatas SA	2,267	16,990
Banco Bradesco SA	63,705	288,952
Bradespar SA	3,500	37,957
Centrais Eletricas Brasileiras SA, Class B	4,441	26,526
Cia Energetica de Minas Gerais	16,110	37,979
Cia Paranaense de Energia	1,687	21,498
Gerdau SA	15,735	66,377
Itau Unibanco Holding SA	70,216	374,318
Itausa SA	55,884	110,362
Lojas Americanas SA	14,687	62,861
Petroleo Brasileiro SA	68,525	318,489

(Cost $1,217,522)		1,362,309

Chile — 0.1%
Embotelladora Andina SA, Class B	5,576	12,624
Sociedad Quimica y Minera de Chile SA, Class B	1,850	87,173

(Cost $49,095)		99,797

Colombia — 0.1%
Bancolombia SA (Cost $69,866)	7,347	56,978

Russia — 0.0%
Surgutneftegas PJSC (Cost $57,270)	104,162	54,154

South Korea — 0.7%
AMOREPACIFIC Group	37	1,177
Hyundai Motor Co.	468	35,527

	Number of Shares	Value
South Korea (Continued)
Hyundai Motor Co. — 2nd Preferred	584	$45,704
LG Chem Ltd.	110	35,439
LG Household & Health Care Ltd.	33	20,726
Samsung Electronics Co. Ltd.	12,266	677,288

(Cost $312,764)		815,861

TOTAL PREFERRED STOCKS (Cost $1,706,517)		2,389,099

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost $411)	INR 29,160	419

	Number of Shares
RIGHTS — 0.0%
China — 0.0%
China Resources Mixc Lifestyle Services Ltd.*, expires 12/31/20 (b)	390	0
Sino-Ocean Group Holding Ltd.*, expires 12/31/20 (b)	241	0
Zhengqi Financial Holding Corp.*(b)	532	0

(Cost $0)		0

Taiwan — 0.0%
Hiwin Technologies Corp.*, expires 12/22/20 (Cost $0)	110	426

TOTAL RIGHTS (Cost $0)		426

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 2/16/21	14,384	76
Minor International PCL*, expires 7/31/23	1,841	478
Minor International PCL*, expires 9/30/21	2,475	51
Srisawad Corp. PCL*, expires 8/29/25	432	144

(Cost $0)		749

TOTAL WARRANTS (Cost $0)		749

EXCHANGE-TRADED FUNDS — 0.0%
Global X MSCI Pakistan ETF (Cost $33,215)	875	24,588

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d) (Cost $542,972)	542,972	$542,972

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $339,951)	339,951	339,951

TOTAL INVESTMENTS — 98.9% (Cost $80,071,319)		$111,162,989
Other assets and liabilities, net — 1.1%		1,281,782

NET ASSETS — 100.0%		$112,444,771

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d)
404,374	138,598	(e)	—	—	—	123	—	542,972	542,972

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
1,075,539	5,575,070		(6,310,658)	—	—	306	—	339,951	339,951

1,479,913	5,713,668		(6,310,658)	—	—	429	—	882,923	882,923

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $1,205,729, which is 1.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $771,164.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC	Kuwait Shareholding Company
KSCP	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI Emerging Markets Index Futures	USD	38	$2,126,480	$2,284,370	12/18/2020	$157,890

As of November 30, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2020	BRL	8,318,800	USD	1,440,884	$—	$(111,822)
JP Morgan & Chase Co.	12/3/2020	BRL	2,271,000	USD	393,737	—	(30,146)
JP Morgan & Chase Co.	12/3/2020	BRL	5,059,600	USD	880,545	—	(63,831)
RBC Capital Markets	12/3/2020	BRL	12,905,200	USD	2,235,500	—	(173,259)
Citigroup Global Markets	12/3/2020	CLP	363,705,300	USD	469,794	—	(7,606)
RBC Capital Markets	12/3/2020	CLP	95,364,400	USD	123,168	—	(2,008)
JP Morgan & Chase Co.	12/3/2020	CNH	18,882,200	USD	2,813,787	—	(53,344)
RBC Capital Markets	12/3/2020	CNH	3,258,000	USD	485,492	—	(9,213)
RBC Capital Markets	12/3/2020	CNH	14,896,700	USD	2,219,816	—	(42,144)
Citigroup Global Markets	12/3/2020	COP	669,847,400	USD	173,558	—	(12,678)
JP Morgan & Chase Co.	12/3/2020	CZK	2,364,000	USD	100,946	—	(6,468)
Citigroup Global Markets	12/3/2020	EGP	1,817,600	USD	114,440	—	(1,332)
JP Morgan & Chase Co.	12/3/2020	EUR	85,800	USD	100,006	—	(2,353)
Citigroup Global Markets	12/3/2020	HKD	74,236,100	USD	9,572,272	—	(5,336)
JP Morgan & Chase Co.	12/3/2020	HKD	55,505,200	USD	7,157,083	—	(3,948)
RBC Capital Markets	12/3/2020	HKD	22,991,000	USD	2,964,556	—	(1,640)
RBC Capital Markets	12/3/2020	HKD	52,402,300	USD	6,756,923	—	(3,787)
JP Morgan & Chase Co.	12/3/2020	HUF	26,696,000	USD	84,723	—	(4,050)
RBC Capital Markets	12/3/2020	HUF	44,286,400	USD	140,538	—	(6,728)
Citigroup Global Markets	12/3/2020	IDR	7,578,134,800	USD	510,274	—	(26,250)
JP Morgan & Chase Co.	12/3/2020	IDR	8,804,007,900	USD	592,424	—	(30,891)
RBC Capital Markets	12/3/2020	IDR	3,383,568,300	USD	227,773	—	(11,780)
Citigroup Global Markets	12/3/2020	INR	136,375,800	USD	1,823,230	—	(17,728)
Citigroup Global Markets	12/3/2020	INR	35,946,000	USD	480,619	—	(4,621)
JP Morgan & Chase Co.	12/3/2020	INR	488,311,900	USD	6,530,853	—	(60,947)
JP Morgan & Chase Co.	12/3/2020	KRW	5,389,677,100	USD	4,751,168	—	(119,430)
JP Morgan & Chase Co.	12/3/2020	KRW	575,793,000	USD	506,762	—	(13,577)
RBC Capital Markets	12/3/2020	KRW	9,279,065,500	USD	8,180,433	—	(204,965)
Citigroup Global Markets	12/3/2020	MXN	20,344,500	USD	953,050	—	(53,256)
JP Morgan & Chase Co.	12/3/2020	MXN	6,043,400	USD	283,148	—	(15,779)
RBC Capital Markets	12/3/2020	MXN	11,175,500	USD	523,514	—	(29,263)
RBC Capital Markets	12/3/2020	MYR	7,675,800	USD	1,844,258	—	(39,636)
Citigroup Global Markets	12/3/2020	PHP	24,308,100	USD	501,953	—	(3,592)
JP Morgan & Chase Co.	12/3/2020	PHP	423,100	USD	8,733	—	(66)
RBC Capital Markets	12/3/2020	PHP	16,343,200	USD	337,460	—	(2,436)
Citigroup Global Markets	12/3/2020	PLN	2,192,800	USD	553,260	—	(30,977)
JP Morgan & Chase Co.	12/3/2020	PLN	662,200	USD	167,078	—	(9,355)
Citigroup Global Markets	12/3/2020	QAR	3,028,200	USD	831,889	345	—
Citigroup Global Markets	12/3/2020	RUB	73,859,800	USD	925,822	—	(41,406)
JP Morgan & Chase Co.	12/3/2020	RUB	165,671,100	USD	2,078,136	—	(91,404)
JP Morgan & Chase Co.	12/3/2020	THB	59,102,600	USD	1,894,187	—	(59,586)
JP Morgan & Chase Co.	12/3/2020	TRY	925,200	USD	108,782	—	(9,389)
RBC Capital Markets	12/3/2020	TRY	2,139,100	USD	250,833	—	(22,383)
Citigroup Global Markets	12/3/2020	TWD	101,380,700	USD	3,574,198	17,193	—
JP Morgan & Chase Co.	12/3/2020	TWD	219,071,500	USD	7,717,862	31,601	—
RBC Capital Markets	12/3/2020	TWD	20,253,000	USD	713,548	2,959	—
RBC Capital Markets	12/3/2020	TWD	60,352,500	USD	2,126,211	8,706	—
Citigroup Global Markets	12/3/2020	USD	1,544,480	BRL	8,318,800	8,226	—
JP Morgan & Chase Co.	12/3/2020	USD	1,362,471	BRL	7,330,600	5,787	—
RBC Capital Markets	12/3/2020	USD	235,274	BRL	1,354,000	17,451	—
RBC Capital Markets	12/3/2020	USD	2,144,560	BRL	11,551,200	11,474	—

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2020	USD	474,174	CLP	363,705,300	$3,227	$—
RBC Capital Markets	12/3/2020	USD	124,332	CLP	95,364,400	843	—
JP Morgan & Chase Co.	12/3/2020	USD	270,738	CNH	1,813,000	4,553	—
JP Morgan & Chase Co.	12/3/2020	USD	2,594,123	CNH	17,069,200	—	(2,283)
RBC Capital Markets	12/3/2020	USD	2,758,926	CNH	18,154,700	—	(2,261)
JP Morgan & Chase Co.	12/3/2020	USD	2,594,123	CNY	17,069,200	—	(2,283)
RBC Capital Markets	12/3/2020	USD	2,758,926	CNY	18,154,700	—	(2,261)
Citigroup Global Markets	12/3/2020	USD	186,781	COP	669,847,400	—	(544)
JP Morgan & Chase Co.	12/3/2020	USD	107,503	CZK	2,364,000	—	(90)
Citigroup Global Markets	12/3/2020	USD	115,844	EGP	1,817,600	—	(73)
JP Morgan & Chase Co.	12/3/2020	USD	102,634	EUR	85,800	—	(276)
Citigroup Global Markets	12/3/2020	USD	9,575,763	HKD	74,236,100	1,846	—
JP Morgan & Chase Co.	12/3/2020	USD	7,159,652	HKD	55,505,200	1,380	—
RBC Capital Markets	12/3/2020	USD	8,470,210	HKD	65,665,300	1,633	—
RBC Capital Markets	12/3/2020	USD	1,254,903	HKD	9,728,000	160	—
JP Morgan & Chase Co.	12/3/2020	USD	88,931	HUF	26,696,000	—	(158)
RBC Capital Markets	12/3/2020	USD	147,532	HUF	44,286,400	—	(266)
Citigroup Global Markets	12/3/2020	USD	534,484	IDR	7,578,134,800	2,040	—
JP Morgan & Chase Co.	12/3/2020	USD	621,313	IDR	8,804,007,900	2,002	—
RBC Capital Markets	12/3/2020	USD	238,531	IDR	3,383,568,300	1,022	—
Citigroup Global Markets	12/3/2020	USD	2,331,206	INR	172,321,800	—	(5,006)
JP Morgan & Chase Co.	12/3/2020	USD	391,378	INR	29,297,000	4,107	—
JP Morgan & Chase Co.	12/3/2020	USD	6,213,904	INR	459,014,900	—	(17,589)
JP Morgan & Chase Co.	12/3/2020	USD	5,394,466	KRW	5,965,470,100	—	(3,530)
RBC Capital Markets	12/3/2020	USD	646,060	KRW	731,695,000	15,166	—
RBC Capital Markets	12/3/2020	USD	7,724,691	KRW	8,547,370,500	—	(518)
Citigroup Global Markets	12/3/2020	USD	991,617	MXN	20,344,500	14,690	—
JP Morgan & Chase Co.	12/3/2020	USD	299,824	MXN	6,043,400	—	(897)
RBC Capital Markets	12/3/2020	USD	554,373	MXN	11,175,500	—	(1,596)
RBC Capital Markets	12/3/2020	USD	1,884,094	MYR	7,675,800	—	(201)
Citigroup Global Markets	12/3/2020	USD	505,145	PHP	24,308,100	400	—
JP Morgan & Chase Co.	12/3/2020	USD	8,793	PHP	423,100	6	—
RBC Capital Markets	12/3/2020	USD	339,634	PHP	16,343,200	262	—
Citigroup Global Markets	12/3/2020	USD	585,059	PLN	2,192,800	—	(823)
JP Morgan & Chase Co.	12/3/2020	USD	176,681	PLN	662,200	—	(248)
Citigroup Global Markets	12/3/2020	USD	831,523	QAR	3,028,200	21	—
Citigroup Global Markets	12/3/2020	USD	163,498	RUB	13,005,000	6,809	—
Citigroup Global Markets	12/3/2020	USD	795,540	RUB	60,854,800	1,382	—
JP Morgan & Chase Co.	12/3/2020	USD	144,335	RUB	11,486,000	6,080	—
JP Morgan & Chase Co.	12/3/2020	USD	2,015,623	RUB	154,185,100	3,503	—
JP Morgan & Chase Co.	12/3/2020	USD	1,827,596	THB	55,339,600	1,782	—
JP Morgan & Chase Co.	12/3/2020	USD	121,403	THB	3,763,000	2,991	—
JP Morgan & Chase Co.	12/3/2020	USD	118,278	TRY	925,200	—	(107)
RBC Capital Markets	12/3/2020	USD	273,289	TRY	2,139,100	—	(74)
Citigroup Global Markets	12/3/2020	USD	3,550,329	TWD	101,380,700	6,677	—
JP Morgan & Chase Co.	12/3/2020	USD	7,006,499	TWD	200,000,500	10,644	—
JP Morgan & Chase Co.	12/3/2020	USD	670,664	TWD	19,071,000	—	(1,546)
RBC Capital Markets	12/3/2020	USD	2,822,816	TWD	80,605,500	5,279	—
JP Morgan & Chase Co.	12/3/2020	USD	2,277,580	ZAR	35,248,400	—	(2,459)
JP Morgan & Chase Co.	12/3/2020	USD	168,815	ZAR	2,727,000	7,200	—
RBC Capital Markets	12/3/2020	USD	1,509,725	ZAR	23,367,900	—	(1,435)
JP Morgan & Chase Co.	12/3/2020	ZAR	37,975,400	USD	2,329,229	—	(121,907)
RBC Capital Markets	12/3/2020	ZAR	23,367,900	USD	1,433,033	—	(75,256)
Citigroup Global Markets	12/8/2020	AED	2,084,300	USD	567,394	—	(39)
Citigroup Global Markets	12/8/2020	USD	553,871	AED	2,084,300	13,562	—
Citigroup Global Markets	1/6/2021	AED	2,084,300	USD	553,849	—	(13,557)
Citigroup Global Markets	1/6/2021	BRL	8,318,800	USD	1,543,763	—	(8,122)
JP Morgan & Chase Co.	1/6/2021	BRL	7,330,600	USD	1,361,927	—	(5,608)

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	1/6/2021	BRL	11,551,200	USD	2,143,705	$—	$(11,190)
RBC Capital Markets	1/6/2021	BRL	3,536,000	USD	656,054	—	(3,592)
Citigroup Global Markets	1/6/2021	CLP	363,705,300	USD	474,607	—	(3,149)
RBC Capital Markets	1/6/2021	CLP	95,364,400	USD	124,446	—	(823)
JP Morgan & Chase Co.	1/6/2021	CNH	17,069,200	USD	2,587,497	2,442	—
RBC Capital Markets	1/6/2021	CNH	18,154,700	USD	2,751,900	2,451	—
JP Morgan & Chase Co.	1/6/2021	CNY	17,069,200	USD	2,587,497	2,442	—
JP Morgan & Chase Co.	1/6/2021	CNY	2,028,000	USD	307,338	207	—
RBC Capital Markets	1/6/2021	CNY	18,154,700	USD	2,751,900	2,451	—
Citigroup Global Markets	1/6/2021	COP	669,847,400	USD	186,482	531	—
JP Morgan & Chase Co.	1/6/2021	CZK	2,364,000	USD	107,597	95	—
Citigroup Global Markets	1/6/2021	EGP	1,817,600	USD	115,111	162	—
JP Morgan & Chase Co.	1/6/2021	EUR	85,800	USD	102,752	272	—
Citigroup Global Markets	1/6/2021	HKD	74,236,100	USD	9,576,195	—	(1,984)
Citigroup Global Markets	1/6/2021	HKD	8,808,000	USD	1,136,141	—	(295)
JP Morgan & Chase Co.	1/6/2021	HKD	55,505,200	USD	7,159,836	—	(1,622)
RBC Capital Markets	1/6/2021	HKD	65,665,300	USD	8,470,483	—	(1,864)
JP Morgan & Chase Co.	1/6/2021	HUF	26,696,000	USD	88,934	162	—
RBC Capital Markets	1/6/2021	HUF	44,286,400	USD	147,530	264	—
Citigroup Global Markets	1/6/2021	IDR	7,578,134,800	USD	532,629	—	(1,978)
JP Morgan & Chase Co.	1/6/2021	IDR	8,804,007,900	USD	619,390	—	(1,698)
JP Morgan & Chase Co.	1/6/2021	IDR	3,464,163,000	USD	243,595	—	(788)
RBC Capital Markets	1/6/2021	IDR	3,383,568,300	USD	237,694	—	(1,004)
Citigroup Global Markets	1/6/2021	INR	172,321,800	USD	2,323,649	5,373	—
JP Morgan & Chase Co.	1/6/2021	INR	459,014,900	USD	6,192,110	16,901	—
JP Morgan & Chase Co.	1/6/2021	INR	139,844,000	USD	1,883,319	1,973	—
JP Morgan & Chase Co.	1/6/2021	KRW	2,548,647,000	USD	2,300,701	—	(1,992)
JP Morgan & Chase Co.	1/6/2021	KRW	5,965,470,100	USD	5,392,857	3,078	—
RBC Capital Markets	1/6/2021	KRW	8,547,370,500	USD	7,721,899	—	(616)
Citigroup Global Markets	1/6/2021	KWD	175,000	USD	572,232	592	—
Citigroup Global Markets	1/6/2021	MXN	20,344,500	USD	988,293	—	(14,226)
JP Morgan & Chase Co.	1/6/2021	MXN	6,043,400	USD	298,770	969	—
RBC Capital Markets	1/6/2021	MXN	11,175,500	USD	552,422	1,725	—
RBC Capital Markets	1/6/2021	MXN	4,411,000	USD	218,134	772	—
RBC Capital Markets	1/6/2021	MYR	7,675,800	USD	1,880,863	—	(808)
Citigroup Global Markets	1/6/2021	PHP	24,308,100	USD	504,171	—	(1,031)
JP Morgan & Chase Co.	1/6/2021	PHP	423,100	USD	8,780	—	(13)
RBC Capital Markets	1/6/2021	PHP	16,343,200	USD	339,141	—	(524)
Citigroup Global Markets	1/6/2021	QAR	3,028,200	USD	831,752	—	(9)
JP Morgan & Chase Co.	1/6/2021	THB	55,339,600	USD	1,827,252	—	(1,819)
JP Morgan & Chase Co.	1/6/2021	THB	12,034,000	USD	397,336	—	(409)
JP Morgan & Chase Co.	1/6/2021	TRY	925,200	USD	116,853	241	—
RBC Capital Markets	1/6/2021	TRY	2,139,100	USD	269,892	282	—
Citigroup Global Markets	1/6/2021	TWD	101,380,700	USD	3,555,284	—	(2,751)
JP Morgan & Chase Co.	1/6/2021	TWD	200,000,500	USD	7,028,659	9,485	—
RBC Capital Markets	1/6/2021	TWD	36,028,000	USD	1,265,028	597	—
RBC Capital Markets	1/6/2021	TWD	80,605,500	USD	2,828,759	—	(154)
JP Morgan & Chase Co.	1/6/2021	ZAR	35,248,400	USD	2,267,354	3,040	—
RBC Capital Markets	1/6/2021	ZAR	5,600,000	USD	360,501	764	—
RBC Capital Markets	1/6/2021	ZAR	23,367,900	USD	1,502,880	1,755	—
Citigroup Global Markets	1/7/2021	PLN	2,192,800	USD	585,254	819	—
JP Morgan & Chase Co.	1/7/2021	PLN	662,200	USD	176,743	250	—
Citigroup Global Markets	1/12/2021	RUB	37,588,000	USD	489,191	—	(848)
Citigroup Global Markets	1/12/2021	RUB	60,854,800	USD	792,514	—	(855)
JP Morgan & Chase Co.	1/12/2021	RUB	154,185,100	USD	2,007,979	—	(2,146)

Total unrealized appreciation (depreciation)						$283,104	$(1,769,611)

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$107,856,437	$—	$8,348	$107,864,785
Preferred Stocks (f)	2,389,099	—	—	2,389,099
Corporate Bonds	—	419	—	419
Rights (f)	—	426	0	426
Warrants	749	—	—	749
Exchange-Traded Funds	24,588	–	—	24,588
Short-Term Investments (f)	882,923	—	—	882,923
Derivatives (g)
Forward Foreign Currency Contracts	—	283,104	—	283,104
Futures Contracts	157,890	—	—	157,890

TOTAL	$111,311,686	$283,949	$8,348	$111,603,983

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(1,769,611)	$—	$(1,769,611)

TOTAL	$—	$(1,769,611)	$—	$(1,769,611)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.1%
Australia — 0.5%
BHP Group PLC (Cost $2,073,426)	96,119	$2,176,606

Austria — 0.3%
Erste Group Bank AG*	12,715	365,527
OMV AG	6,569	222,538
Raiffeisen Bank International AG*	6,921	132,587
Verbund AG	3,085	216,565
voestalpine AG	5,317	170,230

(Cost $1,333,333)		1,107,447

Belgium — 1.4%
Ageas SA/NV	7,832	385,094
Anheuser-Busch InBev SA/NV	34,686	2,312,048
Elia Group SA/NV	1,498	169,397
Etablissements Franz Colruyt NV	2,530	150,956
Galapagos NV*	1,950	239,933
Groupe Bruxelles Lambert SA	5,170	503,724
KBC Group NV*	11,376	792,481
Proximus SADP	7,230	151,012
Sofina SA	731	231,945
Solvay SA	3,381	386,526
UCB SA	5,759	615,244
Umicore SA	9,151	410,106

(Cost $8,475,175)		6,348,466

Chile — 0.1%
Antofagasta PLC (Cost $197,130)	17,957	300,080

Denmark — 3.8%
A.P. Moller — Maersk A/S, Class A	141	267,078
A.P. Moller — Maersk A/S, Class B	283	577,546
Ambu A/S, Class B (a)	7,227	242,166
Carlsberg A/S, Class B	4,687	697,319
Chr Hansen Holding A/S*	4,877	472,522
Coloplast A/S, Class B	5,462	815,423
Danske Bank A/S*	31,808	524,255
Demant A/S*	5,074	191,082
DSV PANALPINA A/S	9,423	1,486,793
Genmab A/S*	2,978	1,142,485
GN Store Nord AS	5,836	475,095
H Lundbeck A/S	2,797	85,543
Novo Nordisk A/S, Class B	78,378	5,271,505
Novozymes A/S, Class B	9,470	541,624
Orsted AS, 144A	8,613	1,551,395
Pandora A/S	4,531	453,812
ROCKWOOL International A/S, Class B	357	130,438
Tryg A/S	6,756	195,853
Vestas Wind Systems A/S	8,967	1,832,859

(Cost $12,679,734)		16,954,793

Finland — 1.9%
Elisa OYJ	6,616	355,136
Fortum OYJ	20,213	463,054
Kesko OYJ, Class B	12,161	319,138
Kone OYJ, Class B	15,469	1,297,560
Neste OYJ	19,264	1,290,965

	Number of Shares	Value
Finland (Continued)
Nokia OYJ*	257,303	$1,027,429
Nordea Bank Abp*	147,603	1,260,930
Orion OYJ, Class B	4,923	231,725
Sampo OYJ, Class A	21,447	926,875
Stora Enso OYJ, Class R	27,016	456,643
UPM-Kymmene OYJ	24,304	800,733
Wartsila OYJ Abp	20,239	190,288

(Cost $8,919,423)		8,620,476

France — 17.0%
Accor SA*	8,453	289,891
Aeroports de Paris	1,412	178,368
Air Liquide SA	21,556	3,539,408
Airbus SE*	26,765	2,800,926
Alstom SA*	14,187	756,462
Amundi SA, 144A*	2,765	220,322
Arkema SA	3,132	365,083
Atos SE*	4,544	416,714
AXA SA	88,055	2,070,480
BioMerieux	1,892	272,630
BNP Paribas SA*	51,197	2,623,890
Bollore SA	42,804	166,145
Bouygues SA	10,480	417,286
Bureau Veritas SA*	13,358	344,814
Capgemini SE	7,329	1,016,742
Carrefour SA	28,352	464,345
Cie de Saint-Gobain*	23,556	1,118,894
Cie Generale des Etablissements Michelin SCA	7,724	962,359
CNP Assurances*	7,836	124,785
Covivio REIT	2,437	199,128
Credit Agricole SA*	52,168	602,000
Danone SA	28,119	1,806,561
Dassault Aviation SA*	106	109,373
Dassault Systemes SE	6,015	1,112,484
Edenred	11,077	633,309
Eiffage SA*	3,836	375,854
Electricite de France SA*	28,259	428,607
Engie SA*	83,130	1,226,631
EssilorLuxottica SA*	12,944	1,873,676
Eurazeo SE*	1,903	117,359
Faurecia SE*	3,850	191,506
Gecina SA REIT	2,094	317,974
Getlink SE*	20,127	334,919
Hermes International	1,441	1,405,028
Iliad SA	708	143,740
Ipsen SA	1,721	165,977
Kering SA	3,448	2,488,335
Klepierre SA REIT (a)	8,879	195,940
La Francaise des Jeux SAEM, 144A	3,928	163,806
Legrand SA	12,150	1,028,723
L’Oreal SA	11,458	4,193,247
LVMH Moet Hennessy Louis Vuitton SE	12,636	7,278,688
Natixis SA*	43,115	132,689
Orange SA	90,756	1,146,457
Orpea SA*	2,327	290,900
Pernod Ricard SA (a)	9,537	1,820,196
Peugeot SA*	26,764	631,007

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
France (Continued)
Publicis Groupe SA	9,994	$454,084
Remy Cointreau SA	1,030	183,067
Renault SA*	8,750	348,141
Safran SA*	14,586	2,127,889
Sanofi	51,575	5,211,470
Sartorius Stedim Biotech	1,270	459,021
Schneider Electric SE	24,550	3,416,037
SCOR SE*	7,427	253,731
SEB SA	1,000	177,973
Societe Generale SA*	36,565	727,787
Sodexo SA	3,942	326,146
Suez SA	16,181	311,430
Teleperformance	2,676	891,226
Thales SA	4,863	447,012
TOTAL SE	114,702	4,901,663
Ubisoft Entertainment SA*	4,219	401,504
Unibail-Rodamco-Westfield REIT (a)	6,280	445,721
Valeo SA	10,557	409,522
Veolia Environnement SA	24,521	563,353
Vinci SA	23,691	2,416,216
Vivendi SA	37,774	1,134,580
Wendel SE	1,298	146,703
Worldline SA, 144A*	10,828	1,001,005

(Cost $73,407,915)		75,318,939

Germany — 13.3%
adidas AG*	8,664	2,762,509
Allianz SE	18,985	4,476,264
BASF SE	41,782	3,056,669
Bayer AG	44,703	2,573,951
Bayerische Motoren Werke AG	14,919	1,299,831
Bechtle AG	1,224	266,751
Beiersdorf AG	4,580	512,126
Brenntag AG	7,029	537,114
Carl Zeiss Meditec AG	1,892	252,319
Commerzbank AG*	44,796	278,396
Continental AG	5,003	681,527
Covestro AG, 144A	8,342	465,198
Daimler AG	38,945	2,622,418
Delivery Hero SE, 144A*	5,892	711,613
Deutsche Bank AG*(b)	89,352	995,811
Deutsche Boerse AG	8,645	1,441,130
Deutsche Lufthansa AG*	14,100	162,238
Deutsche Post AG	45,006	2,174,261
Deutsche Telekom AG	151,671	2,734,620
Deutsche Wohnen SE	15,559	780,244
E.ON SE	102,081	1,105,161
Evonik Industries AG	9,823	296,567
Fresenius Medical Care AG & Co. KGaA	9,710	816,572
Fresenius SE & Co. KGaA	19,031	851,293
GEA Group AG	6,763	231,611
Hannover Rueck SE	2,741	458,726
HeidelbergCement AG	6,775	481,177
HelloFresh SE*	6,695	393,557
Henkel AG & Co. KGaA	4,793	462,533
HOCHTIEF AG	1,136	109,626
Infineon Technologies AG	59,386	2,091,157

	Number of Shares	Value
Germany (Continued)
KION Group AG	3,048	$234,292
Knorr-Bremse AG	3,306	423,066
LANXESS AG	3,798	265,756
LEG Immobilien AG	3,224	459,414
Merck KGaA	5,882	939,139
MTU Aero Engines AG	2,417	570,714
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,374	1,776,115
Nemetschek SE	2,707	214,086
Puma SE*	4,460	443,485
Rational AG	230	204,395
RWE AG	29,237	1,212,617
SAP SE	47,522	5,780,907
Scout24 AG, 144A	4,905	375,045
Siemens AG	34,812	4,650,860
Siemens Energy AG*	18,187	540,190
Siemens Healthineers AG, 144A	12,242	562,941
Symrise AG	5,851	732,834
TeamViewer AG, 144A*	7,005	333,652
Telefonica Deutschland Holding AG	47,650	131,526
Uniper SE	9,342	316,479
United Internet AG	4,995	199,186
Volkswagen AG	1,463	271,369
Vonovia SE	23,738	1,627,598
Zalando SE, 144A*	7,048	712,932

(Cost $63,021,968)		59,061,568

Ireland — 1.5%
CRH PLC	35,766	1,400,217
DCC PLC	4,597	348,221
Experian PLC	41,714	1,471,469
Flutter Entertainment PLC*	7,050	1,307,693
Kerry Group PLC, Class A	7,251	1,015,435
Kingspan Group PLC*	7,030	613,417
Smurfit Kappa Group PLC	11,054	469,941

(Cost $5,289,298)		6,626,393

Isle of Man — 0.1%
GVC Holdings PLC* (Cost $357,023)	27,295	376,801

Italy — 3.3%
Amplifon SpA*	5,521	221,083
Assicurazioni Generali SpA	50,326	859,650
Atlantia SpA*	22,568	411,342
Davide Campari-Milano NV	26,465	306,028
DiaSorin SpA	1,179	248,365
Enel SpA	370,363	3,697,765
Eni SpA	115,823	1,147,139
Ferrari NV	5,741	1,210,754
FinecoBank Banca Fineco SpA*	27,856	436,451
Infrastrutture Wireless Italiane SpA, 144A	15,061	193,848
Intesa Sanpaolo SpA*	753,188	1,729,859
Mediobanca Banca di Credito Finanziario SpA*	28,581	254,810
Moncler SpA*	8,787	431,422
Nexi SpA, 144A*	20,032	377,544
Poste Italiane SpA, 144A	24,009	244,693

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Prysmian SpA	10,766	$352,263
Recordati Industria Chimica e Farmaceutica SpA	4,632	246,594
Snam SpA	91,913	515,630
Telecom Italia SpA	369,058	172,791
Telecom Italia SpA-RSP	273,103	138,616
Terna Rete Elettrica Nazionale SpA	64,624	483,488
UniCredit SpA*	96,787	997,856

(Cost $15,935,621)		14,677,991

Jordan — 0.1%
Hikma Pharmaceuticals PLC (Cost $252,015)	7,901	274,707

Luxembourg — 0.4%
ArcelorMittal SA*	32,635	597,555
Aroundtown SA*	45,503	315,791
Eurofins Scientific SE*	6,038	490,198
SES SA	17,593	160,038
Tenaris SA	21,561	166,814

(Cost $2,442,162)		1,730,396

Mexico — 0.0%
Fresnillo PLC (Cost $117,002)	8,297	116,419

Netherlands — 7.5%
ABN AMRO Bank NV, 144A*	19,242	198,542
Adyen NV, 144A*	827	1,580,354
Aegon NV	82,237	307,631
Akzo Nobel NV	8,788	933,596
Altice Europe NV*	28,640	150,933
Argenx SE*	2,035	580,647
ASML Holding NV	19,376	8,409,551
EXOR NV	4,870	339,140
Heineken Holding NV	5,257	485,675
Heineken NV	11,804	1,246,398
ING Groep NV*	177,548	1,731,370
JDE Peet’s BV*	3,256	125,645
Just Eat Takeaway.com NV, 144A*	5,759	611,672
Koninklijke Ahold Delhaize NV	50,125	1,434,402
Koninklijke DSM NV	7,852	1,285,989
Koninklijke KPN NV	161,220	480,586
Koninklijke Philips NV*	41,474	2,145,119
Koninklijke Vopak NV	3,370	176,997
NN Group NV	13,166	534,758
Prosus NV*	22,190	2,404,477
QIAGEN NV*	10,500	506,133
Randstad NV*	5,442	337,558
Royal Dutch Shell PLC, Class A	186,907	3,167,516
Royal Dutch Shell PLC, Class B	167,917	2,762,864
Wolters Kluwer NV	12,442	1,043,354

(Cost $31,621,659)		32,980,907

Norway — 0.9%
Adevinta ASA*	10,890	179,707
DNB ASA*	43,183	782,264
Equinor ASA	44,487	701,118
Gjensidige Forsikring ASA	9,165	199,559

	Number of Shares	Value
Norway (Continued)
Mowi ASA	19,965	$404,085
Norsk Hydro ASA	61,279	247,984
Orkla ASA	33,913	324,800
Schibsted ASA, Class A*	3,074	125,747
Schibsted ASA, Class B*	4,583	166,919
Telenor ASA	31,885	542,832
Yara International ASA	7,931	320,774

(Cost $4,412,393)		3,995,789

Portugal — 0.3%
EDP — Energias de Portugal SA	126,899	676,329
Galp Energia SGPS SA	22,981	247,922
Jeronimo Martins SGPS SA	11,801	202,143

(Cost $1,059,985)		1,126,394

Spain — 3.9%
ACS Actividades de Construccion y Servicios SA	12,174	384,682
Aena SME SA, 144A*	3,056	497,955
Amadeus IT Group SA	20,509	1,405,712
Banco Bilbao Vizcaya Argentaria SA	303,401	1,422,315
Banco Santander SA*	787,905	2,272,096
CaixaBank SA	163,329	418,294
Cellnex Telecom SA, 144A*	14,417	909,395
Enagas SA	11,204	272,907
Endesa SA	14,419	412,277
Ferrovial SA*	237	6,593
Ferrovial SA	22,164	616,542
Grifols SA (a)	13,576	384,611
Iberdrola SA	274,594	3,748,807
Industria de Diseno Textil SA	49,654	1,649,551
Naturgy Energy Group SA	13,823	318,811
Red Electrica Corp. SA	19,557	399,735
Repsol SA	66,637	640,515
Siemens Gamesa Renewable Energy SA	10,868	388,010
Telefonica SA	218,242	952,028

(Cost $23,522,330)		17,100,836

Sweden — 5.0%
Alfa Laval AB*	14,028	353,771
Assa Abloy AB, Class B	45,645	1,086,190
Atlas Copco AB, Class A	30,621	1,543,028
Atlas Copco AB, Class B	17,693	781,208
Boliden AB	12,490	430,318
Electrolux AB, Series B	10,360	248,343
Epiroc AB, Class A	29,028	482,283
Epiroc AB, Class B	17,759	282,218
EQT AB	10,649	236,958
Essity AB, Class B	27,882	883,899
Evolution Gaming Group AB, 144A	7,288	623,018
Fastighets AB Balder, Class B*	4,489	224,426
Hennes & Mauritz AB, Class B*(a)	36,578	774,471
Hexagon AB, Class B*	12,826	1,064,434
Husqvarna AB, Class B	19,194	204,362
ICA Gruppen AB	4,709	227,629
Industrivarden AB, Class A*	3,193	98,654
Industrivarden AB, Class C*	7,278	221,983
Investment AB Latour, Class B	6,926	182,338

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Investor AB, Class B	20,775	$1,437,820
Kinnevik AB, Class B*	11,035	549,312
L E Lundbergforetagen AB, Class B*	3,461	177,228
Lundin Energy AB	8,710	208,486
Nibe Industrier AB, Class B*	14,240	401,122
Sandvik AB*	51,399	1,152,701
Securitas AB, Class B*	14,749	242,466
Skandinaviska Enskilda Banken AB, Class A*	74,148	783,763
Skanska AB, Class B	15,929	378,497
SKF AB, Class B	17,633	434,200
Svenska Cellulosa AB SCA, Class B*	27,384	442,676
Svenska Handelsbanken AB, Class A*	70,541	716,357
Swedbank AB, Class A*	41,220	745,977
Swedish Match AB	7,394	595,527
Tele2 AB, Class B	22,993	295,693
Telefonaktiebolaget LM Ericsson, Class B	132,840	1,623,929
Telia Co. AB (a)	111,744	473,716
Volvo AB, Class B*	64,961	1,475,405

(Cost $18,910,723)		22,084,406

Switzerland — 15.5%
ABB Ltd.	83,844	2,211,544
Adecco Group AG	7,091	429,478
Alcon, Inc.*	22,386	1,428,270
Baloise Holding AG	2,164	373,149
Banque Cantonale Vaudoise	1,395	143,683
Barry Callebaut AG	138	296,273
Chocoladefabriken Lindt & Spruengli AG	4	355,653
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	47	401,084
Cie Financiere Richemont SA, Class A	23,754	1,972,987
Clariant AG	9,458	189,836
Coca-Cola HBC AG*	9,373	270,155
Credit Suisse Group AG	111,338	1,406,504
EMS-Chemie Holding AG	375	342,710
Geberit AG	1,686	1,014,847
Givaudan SA	420	1,711,890
Glencore PLC*	454,780	1,284,426
Julius Baer Group Ltd.	10,192	588,136
Kuehne + Nagel International AG	2,456	555,928
LafargeHolcim Ltd.*	23,830	1,249,780
Logitech International SA	7,564	669,045
Lonza Group AG	3,390	2,124,835
Nestle SA	131,154	14,602,654
Novartis AG	101,049	9,148,062
Partners Group Holding AG	851	913,040
Roche Holding AG	31,973	10,521,624
Schindler Holding AG	923	244,373
Schindler Holding AG Participation Certificates	1,845	503,505
SGS SA	275	783,466
Sika AG	6,455	1,647,224
Sonova Holding AG*	2,492	617,276
STMicroelectronics NV	29,015	1,135,919
Straumann Holding AG	471	540,063
Swatch Group AG — Bearer	1,305	321,960

	Number of Shares	Value
Switzerland (Continued)
Swatch Group AG — Registered	2,469	$118,403
Swiss Life Holding AG	1,385	618,468
Swiss Prime Site AG	3,558	320,269
Swiss Re AG	13,002	1,187,814
Swisscom AG	1,177	621,689
Temenos AG	3,114	393,383
UBS Group AG	166,828	2,366,342
Vifor Pharma AG	2,134	313,026
Zurich Insurance Group AG	6,848	2,779,892

(Cost $60,665,202)		68,718,665

United Arab Emirates — 0.0%
NMC Health PLC*(c) (Cost $293,106)	6,475	0

United Kingdom — 19.3%
3i Group PLC	44,318	632,479
Admiral Group PLC	8,954	341,041
Anglo American PLC	55,838	1,647,740
Ashtead Group PLC	20,472	868,167
Associated British Foods PLC	16,403	461,408
AstraZeneca PLC	59,735	6,215,573
Auto Trader Group PLC, 144A	45,412	339,393
AVEVA Group PLC	3,076	139,098
Aviva PLC	178,932	766,201
BAE Systems PLC	146,417	983,788
Barclays PLC*	789,605	1,416,463
Barratt Developments PLC*	46,409	383,595
Berkeley Group Holdings PLC	5,744	354,088
BP PLC	922,222	3,044,761
British American Tobacco PLC	104,423	3,674,491
British Land Co. PLC REIT	38,900	244,622
BT Group PLC	406,168	632,453
Bunzl PLC	15,339	482,397
Burberry Group PLC	18,438	424,999
CNH Industrial NV*	46,636	510,014
Coca-Cola European Partners PLC	9,298	415,435
Compass Group PLC	81,205	1,433,343
Croda International PLC	6,290	499,442
Diageo PLC	106,417	4,085,854
Direct Line Insurance Group PLC	63,905	252,007
Evraz PLC	24,695	127,178
Ferguson PLC	10,240	1,150,000
Fiat Chrysler Automobiles NV*	50,174	782,002
GlaxoSmithKline PLC	228,384	4,171,244
Halma PLC	17,308	511,324
Hargreaves Lansdown PLC	14,938	284,779
HSBC Holdings PLC*	926,955	4,797,881
Imperial Brands PLC	43,465	788,637
Informa PLC*	69,119	488,559
InterContinental Hotels Group PLC*	7,914	489,862
Intertek Group PLC	7,345	540,714
J Sainsbury PLC	81,124	228,306
JD Sports Fashion PLC*	20,001	206,969
Johnson Matthey PLC	9,058	268,563
Kingfisher PLC*	98,822	360,453
Land Securities Group PLC REIT	32,133	281,704
Legal & General Group PLC	271,675	915,239

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Lloyds Banking Group PLC*	3,221,574	$1,529,824
London Stock Exchange Group PLC	14,401	1,556,247
M&G PLC	118,020	295,010
Melrose Industries PLC*	219,688	449,567
Mondi PLC	22,395	495,011
National Grid PLC	160,201	1,811,946
Natwest Group PLC*	217,759	448,813
Next PLC	6,055	528,893
Ocado Group PLC*	22,115	650,682
Pearson PLC	33,466	288,661
Persimmon PLC	14,523	514,238
Phoenix Group Holdings PLC	23,181	221,518
Prudential PLC	118,757	1,851,564
Reckitt Benckiser Group PLC	32,375	2,841,705
RELX PLC	87,922	2,048,303
Rentokil Initial PLC*	84,448	559,870
Rio Tinto PLC	51,061	3,290,602
Rolls-Royce Holdings PLC*	380,513	536,196
RSA Insurance Group PLC	47,123	423,421
Sage Group PLC	49,613	400,157
Schroders PLC	5,648	242,379
Segro PLC REIT	55,084	669,730
Severn Trent PLC	11,100	353,524
Smith & Nephew PLC	39,895	771,730
Smiths Group PLC	18,551	360,829
Spirax-Sarco Engineering PLC	3,398	504,421
SSE PLC	47,311	845,805
St James’s Place PLC	25,131	341,735
Standard Chartered PLC*	122,079	735,954
Standard Life Aberdeen PLC	102,300	369,457
Taylor Wimpey PLC*	165,410	339,485
Tesco PLC	445,786	1,349,061
Unilever PLC	68,412	4,147,183
Unilever PLC	51,324	3,127,599
United Utilities Group PLC	31,484	377,924
Vodafone Group PLC	1,220,819	2,012,937
Whitbread PLC*	9,198	371,671
Wm Morrison Supermarkets PLC	109,319	262,111
WPP PLC	55,774	539,521

(Cost $107,585,497)		85,107,550

TOTAL COMMON STOCKS (Cost $442,572,120)		424,805,629

PREFERRED STOCKS — 0.9%
Germany — 0.9%
Bayerische Motoren Werke AG	2,590	171,157
FUCHS PETROLUB SE	3,255	186,061
Henkel AG & Co. KGaA	8,120	874,060
Porsche Automobil Holding SE	6,992	444,544
Sartorius AG	1,621	738,640
Volkswagen AG	8,453	1,425,156

(Cost $4,177,028)		3,839,618

TOTAL PREFERRED STOCKS (Cost $4,177,028)		3,839,618

	Number of Shares	Value
RIGHTS — 0.0%
Germany — 0.0%
KION Group AG*, expires 12/9/20 (Cost $0)	3,048	$582

Spain — 0.0%
Banco Santander SA*, expires 12/7/20 (Cost $96,600)	815,089	101,798

United Kingdom — 0.0%
AVEVA Group PLC*, expires 12/9/20 (Cost $34,001)	2,392	35,715

TOTAL RIGHTS (Cost $130,601)		138,095

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	48,882	9,682

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d)(e) (Cost $2,203,405)	2,203,405	2,203,405

CASH EQUIVALENTS — 0.1%
DWS ESG Liquidity Fund “Capital Shares”, 0.18% (d) (Cost $639,948)	639,948	639,948

TOTAL INVESTMENTS — 97.6% (Cost $449,723,102)		$431,636,377
Other assets and liabilities, net — 2.4%		10,473,955

NET ASSETS — 100.0%		$442,110,332

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG*(b)
993,168	—	(280,297)		(671,690)	954,630	—	—	89,352	995,811

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d)(e)
7,981,610	—	(5,778,205	)(f)	—	—	903	—	2,203,405	2,203,405

CASH EQUIVALENTS — 0.1%
DWS ESG Liquidity Fund “Capital Shares”, 0.18% (d)
639,380	824	—		—	(256)	856	—	639,948	639,948
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
8,725,094	103,337,506	(112,062,600)		—	—	2,072	—	—	—

18,339,252	103,338,330	(118,121,102)		(671,690)	954,374	3,831	—	2,932,705	3,839,164

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $3,583,912, which is 0.8% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,642,653.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	8	$1,147,865	$1,155,997	12/18/2020	$8,132
CAC40 10 EURO Futures	EUR	36	2,343,104	2,365,710	12/18/2020	22,606
DAX Index Futures	EUR	4	1,577,056	1,590,309	12/18/2020	13,253
FTSE 100 Index Futures	GBP	34	2,741,537	2,852,210	12/18/2020	110,673
FTSE/MIB Index Futures	EUR	3	321,093	394,625	12/18/2020	73,532
IBEX 35 Index Futures	EUR	6	565,686	577,071	12/18/2020	11,385
OMXS30 Index Futures	SEK	36	803,873	802,843	12/18/2020	(1,030)
SWISS MKT IX Futures	CHF	20	2,286,844	2,312,187	12/18/2020	25,343

Total net unrealized appreciation						$263,894

As of November 30, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2020	CHF	4,890,000	USD	5,339,775	$—	$(42,005)
JP Morgan & Chase Co.	12/3/2020	CHF	30,722,222	USD	33,547,033	—	(264,876)
RBC Capital Markets	12/3/2020	CHF	29,694,917	USD	32,426,138	—	(255,151)
Citigroup Global Markets	12/3/2020	DKK	33,733,100	USD	5,281,202	—	(125,151)

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/3/2020	DKK	42,866,142	USD	6,710,931	$—	$(159,161)
RBC Capital Markets	12/3/2020	DKK	39,375,700	USD	6,164,623	—	(146,061)
Citigroup Global Markets	12/3/2020	EUR	38,051,900	USD	44,353,371	—	(1,042,103)
JP Morgan & Chase Co.	12/3/2020	EUR	69,549,623	USD	81,064,815	—	(1,907,075)
RBC Capital Markets	12/3/2020	EUR	77,322,273	USD	90,126,764	—	(2,117,807)
Citigroup Global Markets	12/3/2020	GBP	13,470,454	USD	17,420,287	—	(538,972)
JP Morgan & Chase Co.	12/3/2020	GBP	30,312,350	USD	39,200,219	—	(1,213,218)
RBC Capital Markets	12/3/2020	GBP	25,920,820	USD	33,521,375	—	(1,037,128)
Citigroup Global Markets	12/3/2020	NOK	10,153,700	USD	1,062,091	—	(79,326)
JP Morgan & Chase Co.	12/3/2020	NOK	10,981,291	USD	1,148,593	—	(85,858)
RBC Capital Markets	12/3/2020	NOK	12,328,800	USD	1,289,534	—	(96,395)
Citigroup Global Markets	12/3/2020	SEK	78,167,950	USD	8,784,490	—	(330,102)
JP Morgan & Chase Co.	12/3/2020	SEK	49,075,236	USD	5,514,995	—	(207,309)
RBC Capital Markets	12/3/2020	SEK	73,745,100	USD	8,287,470	—	(311,405)
Citigroup Global Markets	12/3/2020	USD	209,881	CHF	190,000	—	(773)
Citigroup Global Markets	12/3/2020	USD	5,132,540	CHF	4,700,000	40,132	—
JP Morgan & Chase Co.	12/3/2020	USD	30,922,260	CHF	27,993,922	—	(113,032)
JP Morgan & Chase Co.	12/3/2020	USD	2,997,555	CHF	2,728,300	5,125	—
RBC Capital Markets	12/3/2020	USD	32,802,096	CHF	29,694,917	—	(120,806)
Citigroup Global Markets	12/3/2020	USD	5,421,268	DKK	33,733,100	—	(14,914)
JP Morgan & Chase Co.	12/3/2020	USD	784,309	DKK	4,919,600	4,148	—
JP Morgan & Chase Co.	12/3/2020	USD	422,775	DKK	2,689,000	8,187	—
JP Morgan & Chase Co.	12/3/2020	USD	5,666,138	DKK	35,257,542	—	(15,464)
RBC Capital Markets	12/3/2020	USD	5,685,218	DKK	35,375,700	—	(15,608)
RBC Capital Markets	12/3/2020	USD	626,291	DKK	4,000,000	14,783	—
Citigroup Global Markets	12/3/2020	USD	45,518,710	EUR	38,051,900	—	(123,237)
JP Morgan & Chase Co.	12/3/2020	USD	73,851,262	EUR	61,738,223	—	(198,281)
JP Morgan & Chase Co.	12/3/2020	USD	9,280,513	EUR	7,811,400	38,396	—
RBC Capital Markets	12/3/2020	USD	78,856,223	EUR	65,922,273	—	(211,719)
RBC Capital Markets	12/3/2020	USD	13,288,364	EUR	11,400,000	311,703	—
Citigroup Global Markets	12/3/2020	USD	12,777,111	GBP	9,570,454	—	(17,462)
Citigroup Global Markets	12/3/2020	USD	5,043,749	GBP	3,900,000	155,861	—
JP Morgan & Chase Co.	12/3/2020	USD	3,932,436	GBP	2,962,200	16,868	—
JP Morgan & Chase Co.	12/3/2020	USD	36,513,818	GBP	27,350,150	—	(49,685)
RBC Capital Markets	12/3/2020	USD	34,605,798	GBP	25,920,820	—	(47,295)
Citigroup Global Markets	12/3/2020	USD	1,146,468	NOK	10,153,700	—	(5,050)
JP Morgan & Chase Co.	12/3/2020	USD	1,239,899	NOK	10,981,291	—	(5,449)
RBC Capital Markets	12/3/2020	USD	1,221,969	NOK	10,822,400	—	(5,381)
RBC Capital Markets	12/3/2020	USD	167,662	NOK	1,506,400	1,678	—
Citigroup Global Markets	12/3/2020	USD	8,142,497	SEK	69,615,450	—	(25,150)
Citigroup Global Markets	12/3/2020	USD	995,667	SEK	8,552,500	1,577	—
JP Morgan & Chase Co.	12/3/2020	USD	5,739,962	SEK	49,075,236	—	(17,658)
RBC Capital Markets	12/3/2020	USD	1,236,233	SEK	11,000,000	46,396	—
RBC Capital Markets	12/3/2020	USD	7,338,930	SEK	62,745,100	—	(22,684)
Citigroup Global Markets	1/6/2021	CHF	190,000	USD	210,180	765	—
Citigroup Global Markets	1/6/2021	CHF	3,271,000	USD	3,618,483	13,231	—
JP Morgan & Chase Co.	1/6/2021	CHF	27,993,922	USD	30,965,529	111,009	—
RBC Capital Markets	1/6/2021	CHF	29,694,917	USD	32,848,360	119,026	—
Citigroup Global Markets	1/6/2021	DKK	33,733,100	USD	5,427,081	14,653	—
Citigroup Global Markets	1/6/2021	DKK	5,694,000	USD	916,068	2,473	—
JP Morgan & Chase Co.	1/6/2021	DKK	35,257,542	USD	5,672,218	15,195	—
RBC Capital Markets	1/6/2021	DKK	35,375,700	USD	5,691,392	15,411	—
Citigroup Global Markets	1/6/2021	EUR	38,051,900	USD	45,571,336	121,937	—
JP Morgan & Chase Co.	1/6/2021	EUR	61,738,223	USD	73,935,844	195,371	—
RBC Capital Markets	1/6/2021	EUR	65,922,273	USD	78,946,866	208,941	—
RBC Capital Markets	1/6/2021	EUR	20,549,000	USD	24,609,339	65,500	—
Citigroup Global Markets	1/6/2021	GBP	9,570,454	USD	12,784,710	17,520	—
JP Morgan & Chase Co.	1/6/2021	GBP	27,350,150	USD	36,535,821	50,136	—

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	1/6/2021	GBP	7,685,000	USD	10,265,784	$13,830	$—
RBC Capital Markets	1/6/2021	GBP	25,920,820	USD	34,626,276	47,347	—
Citigroup Global Markets	1/6/2021	NOK	5,230,000	USD	590,643	2,593	—
Citigroup Global Markets	1/6/2021	NOK	10,153,700	USD	1,146,695	5,034	—
JP Morgan & Chase Co.	1/6/2021	NOK	10,981,291	USD	1,240,179	5,465	—
RBC Capital Markets	1/6/2021	NOK	10,822,400	USD	1,222,228	5,380	—
Citigroup Global Markets	1/7/2021	SEK	69,615,450	USD	8,149,927	25,227	—
JP Morgan & Chase Co.	1/7/2021	SEK	49,075,236	USD	5,745,169	17,683	—
JP Morgan & Chase Co.	1/7/2021	SEK	21,512,000	USD	2,520,009	9,380	—
RBC Capital Markets	1/7/2021	SEK	62,745,100	USD	7,345,626	22,754	—

Total unrealized appreciation (depreciation)						$1,750,715	$(10,968,751)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$424,805,629	$—	$0	$424,805,629
Preferred Stocks	3,839,618	—	—	3,839,618
Rights (g)	138,095	—	—	138,095
Warrants	9,682	—	—	9,682
Short-Term Investments (g)	2,843,353	—	—	2,843,353
Derivatives (h)
Forward Foreign Currency Contracts	—	1,750,715	—	1,750,715
Futures Contracts	264,924	—	—	264,924

TOTAL	$431,901,301	$1,750,715	$0	$433,652,016

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(10,968,751)	$—	$(10,968,751)
Futures Contracts	(1,030)	—	—	(1,030)

TOTAL	$(1,030)	$(10,968,751)	$—	$(10,969,781)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.5%
Austria — 0.9%
Agrana Beteiligungs AG	55	$1,096
ANDRITZ AG	234	9,864
AT&S Austria Technologie & Systemtechnik AG	75	1,789
BAWAG Group AG, 144A*	194	8,789
CA Immobilien Anlagen AG	194	6,723
DO & CO AG*	17	1,030
Erste Group Bank AG*	819	23,544
EVN AG	114	2,015
FACC AG*	65	699
IMMOFINANZ AG*	196	3,652
Lenzing AG*(a)	44	3,774
Oesterreichische Post AG (a)	117	4,194
OMV AG	363	12,297
Palfinger AG	45	1,355
Porr AG*(a)	25	404
Raiffeisen Bank International AG*	463	8,870
S IMMO AG	144	2,683
S&T AG*(a)	134	3,066
Schoeller-Bleckmann Oilfield Equipment AG	45	1,476
Semperit AG Holding*	32	916
Telekom Austria AG	487	3,573
UNIQA Insurance Group AG	420	3,186
Verbund AG	205	14,391
Vienna Insurance Group AG Wiener Versicherung Gruppe	114	2,717
voestalpine AG	354	11,334
Wienerberger AG	371	10,285
Zumtobel Group AG*	85	634

(Cost $157,025)		144,356

Belgium — 3.2%
Ackermans & van Haaren NV	73	10,624
Aedifica SA REIT	91	10,508
Ageas SA/NV	520	25,568
AGFA-Gevaert NV*	538	2,224
Akka Technologies*(a)	39	1,182
Anheuser-Busch InBev SA/NV	2,239	149,244
Barco NV	194	4,190
Befimmo SA REIT	45	1,991
Bekaert SA	104	3,188
Biocartis Group NV, 144A*	152	870
bpost SA	293	3,544
Cie d’Entreprises CFE*(a)	25	2,207
Cofinimmo SA REIT	68	10,123
D’ieteren SA/NV	74	5,155
Econocom Group SA/NV	374	1,055
Elia Group SA/NV	92	10,404
Etablissements Franz Colruyt NV	175	10,442
Euronav NV	505	3,973
Fagron	233	5,397
Galapagos NV*	125	15,380
Gimv NV	40	2,317
Groupe Bruxelles Lambert SA	317	30,886
Intervest Offices & Warehouses NV REIT	93	2,518

	Number of Shares	Value
Belgium (Continued)
Ion Beam Applications	65	$941
KBC Ancora*	115	4,779
KBC Group NV*	731	50,923
Kinepolis Group NV*	45	1,962
Melexis NV	57	5,450
Mithra Pharmaceuticals SA*	40	1,076
Montea C.V.A REIT	35	4,087
Ontex Group NV*(a)	234	2,864
Orange Belgium SA	95	1,831
Proximus SADP	470	9,817
Recticel SA	84	955
Retail Estates NV REIT	22	1,585
Sioen Industries NV*	25	656
Sofina SA	45	14,278
Solvay SA	213	24,351
Telenet Group Holding NV	146	6,235
Tessenderlo Group SA*	66	2,452
UCB SA	377	40,276
Umicore SA	577	25,858
Van de Velde NV	15	420
Warehouses De Pauw CVA REIT	375	12,704
X-Fab Silicon Foundries SE, 144A*	153	795
Xior Student Housing NV REIT	50	2,940

(Cost $652,500)		530,225

Finland — 3.7%
Aktia Bank OYJ*	134	1,598
BasWare OYJ*	21	964
Cargotec OYJ, Class B	146	5,834
Caverion OYJ*	384	2,666
Citycon OYJ (a)	224	2,084
Elisa OYJ	425	22,813
Finnair OYJ*	1,633	1,217
Fortum OYJ	1,308	29,965
F-Secure OYJ*	254	1,253
Huhtamaki OYJ	295	14,815
Kemira OYJ	300	4,312
Kesko OYJ, Class B	757	19,866
Kojamo OYJ	364	7,598
Kone OYJ, Class B	1,006	84,385
Konecranes OYJ	198	6,755
Metsa Board OYJ	519	4,668
Metso Outotec OYJ	1,798	16,086
Musti Group OYJ*	80	2,080
Neles OYJ	320	4,130
Neste OYJ	1,247	83,567
Nokia OYJ*	16,682	66,612
Nokian Renkaat OYJ	376	13,213
Oriola OYJ, Class B	333	752
Orion OYJ, Class B	295	13,886
Outokumpu OYJ*(a)	862	2,640
Revenio Group OYJ	59	3,090
Rovio Entertainment OYJ, 144A	152	898
Sampo OYJ, Class A	1,380	59,639
Sanoma OYJ	203	2,954
Stora Enso OYJ, Class R	1,722	29,106
TietoEVRY OYJ	288	9,131

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Finland (Continued)
Tokmanni Group Corp.	174	$3,171
UPM-Kymmene OYJ	1,580	52,056
Uponor OYJ	154	3,134
Valmet OYJ	403	10,196
Wartsila OYJ Abp	1,294	12,166
YIT OYJ	404	2,359

(Cost $535,800)		601,659

France — 31.2%
AB Science SA*	76	914
ABC arbitrage	66	570
Accor SA*	553	18,965
Aeroports de Paris	92	11,622
Air France-KLM*(a)	625	3,728
Air Liquide SA (a)	1,401	230,039
Airbus SE*	1,734	181,461
AKWEL	25	619
Albioma SA	65	3,322
ALD SA, 144A	344	4,440
Alstom SA*	909	48,484
Alten SA*	91	9,693
Amundi SA, 144A*	178	14,183
Arkema SA	202	23,546
Atos SE*	289	26,503
Aubay	14	563
AXA SA	5,689	133,768
Beneteau SA	85	867
BioMerieux	123	17,724
BNP Paribas SA*	3,316	169,948
Boiron SA	17	779
Bollore SA	2,598	10,084
Bonduelle SCA	35	831
Bouygues SA	667	26,558
Bureau Veritas SA*	872	22,509
Capgemini SE	474	65,757
Carmila SA REIT	164	2,316
Carrefour SA	1,778	29,120
Casino Guichard Perrachon SA*(a)	117	3,373
Cellectis SA*	74	1,792
CGG SA*	2,240	2,485
Chargeurs SA	55	1,136
Cie de Saint-Gobain*	1,524	72,389
Cie des Alpes	15	347
Cie Generale des Etablissements Michelin SCA	502	62,546
Cie Plastic Omnium SA	201	6,944
CNP Assurances*	537	8,552
Coface SA*	274	2,781
Covivio REIT	154	12,583
Credit Agricole SA*	3,380	39,004
Danone SA	1,825	117,251
Dassault Aviation SA*	7	7,223
Dassault Systemes SE	389	71,946
Derichebourg SA	214	845
Devoteam SA*	15	1,750
Edenred	713	40,765
Eiffage SA*	247	24,201

	Number of Shares	Value
France (Continued)
Electricite de France SA*	1,829	$27,741
Elior Group SA, 144A	314	1,798
Elis SA*	532	8,675
Engie SA*	5,409	79,813
Eramet*	25	1,089
EssilorLuxottica SA*	840	121,592
Eurazeo SE*	124	7,647
Eutelsat Communications SA (a)	533	5,887
Faurecia SE*	219	10,894
FFP	15	1,558
Fnac Darty SA*	45	2,420
Gaztransport Et Technigaz SA	65	6,412
Gecina SA REIT	134	20,348
Getlink SE*	1,251	20,817
Groupe Crit*	5	361
Groupe Guillin	14	387
Guerbet	14	537
Hermes International	94	91,653
ICADE REIT	84	6,207
ID Logistics Group*	7	1,620
Iliad SA	44	8,933
Imerys SA	105	4,309
Innate Pharma SA*(a)	115	626
Interparfums SA*	54	2,696
Ipsen SA	115	11,091
IPSOS	124	3,979
JCDecaux SA*	291	6,540
Kaufman & Broad SA	39	1,645
Kering SA	225	162,377
Klepierre SA REIT (a)	615	13,572
Korian SA*	181	6,015
La Francaise des Jeux SAEM, 144A	275	11,468
Lagardere SCA*	171	4,012
Legrand SA	791	66,973
LISI*	50	1,279
LNA Sante SA	15	866
L’Oreal SA	744	272,279
LVMH Moet Hennessy Louis Vuitton SE	818	471,191
Maisons du Monde SA, 144A*	124	2,046
Manitou BF SA*	25	650
Mercialys SA REIT	144	1,138
Mersen SA*	55	1,601
Metropole Television SA*	75	1,172
Natixis SA*	2,932	9,023
Neoen SA, 144A*	88	5,322
Nexans SA*	79	4,990
Nexity SA	124	4,822
Orange SA (a)	5,928	74,884
Orpea SA*	151	18,877
Pernod Ricard SA (a)	633	120,812
Peugeot SA*	1,770	41,731
Publicis Groupe SA	625	28,397
Quadient SA	105	1,873
Remy Cointreau SA	71	12,619
Renault SA*	559	22,241
Rexel SA*	757	10,226
Rubis SCA	274	11,727

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
France (Continued)
Safran SA*	945	$137,862
Sanofi	3,351	338,607
Sartorius Stedim Biotech	84	30,360
Schneider Electric SE	1,586	220,686
SCOR SE*	494	16,877
SEB SA	65	11,568
SMCP SA, 144A*	113	708
Societe BIC SA	74	4,392
Societe Generale SA*	2,375	47,272
Sodexo SA	270	22,339
SOITEC*	66	11,549
Sopra Steria Group*	50	7,622
SPIE SA*	353	7,213
Suez SA	1,019	19,612
Synergie SE*	15	512
Tarkett SA*	88	1,530
Teleperformance	173	57,617
Television Francaise 1*	124	958
Thales SA	311	28,587
TOTAL SE	7,422	317,171
Trigano SA	24	3,916
Ubisoft Entertainment SA*	267	25,409
Unibail-Rodamco-Westfield REIT (a)	414	29,384
Valeo SA	673	26,107
Veolia Environnement SA	1,588	36,483
Verallia SA, 144A	102	3,389
Vicat SA	62	2,529
Vilmorin & Cie SA	24	1,434
Vinci SA	1,522	155,227
Virbac SA*	10	2,589
Vivendi SA	2,461	73,919
Wendel SE	85	9,607
Worldline SA, 144A*	706	65,267

(Cost $4,551,675)		5,096,586

Germany — 25.6%
Aareal Bank AG*	161	3,937
adidas AG*	565	180,150
ADLER Group SA, 144A*	217	6,274
ADVA Optical Networking SE*	134	1,127
AIXTRON SE*	307	4,455
Allianz SE	1,240	292,366
alstria office REIT-AG REIT	481	7,740
Amadeus Fire AG*	15	2,133
AURELIUS Equity Opportunities SE & Co. KGaA*(a)	65	1,520
Aurubis AG	93	7,084
BASF SE	2,707	198,038
Basler AG	14	1,089
Bayer AG	2,897	166,806
Bayerische Motoren Werke AG	973	84,773
BayWa AG	40	1,467
Bechtle AG	85	18,524
Beiersdorf AG	298	33,322
Bertrandt AG	15	679
bet-at-home.com AG	5	192
Bilfinger SE	102	2,818

	Number of Shares	Value
Germany (Continued)
Borussia Dortmund GmbH & Co. KGaA*	201	$1,368
Brenntag AG	447	34,157
CANCOM SE	130	6,978
Carl Zeiss Meditec AG	125	16,670
CECONOMY AG*	540	2,667
Cewe Stiftung & Co. KGaA	15	1,623
Commerzbank AG*	2,956	18,371
CompuGroup Medical SE & Co. KGaA	78	7,750
Continental AG	320	43,592
Covestro AG, 144A	543	30,281
CropEnergies AG	156	2,601
CTS Eventim AG & Co. KGaA*	184	11,139
Daimler AG	2,520	169,688
Datagroup SE	13	701
Delivery Hero SE, 144A*	389	46,982
Dermapharm Holding SE	46	3,071
Deutsche Bank AG*(b)	5,784	64,462
Deutsche Beteiligungs AG	36	1,404
Deutsche Boerse AG	558	93,019
Deutsche EuroShop AG*	126	2,629
Deutsche Lufthansa AG*(a)	880	10,126
Deutsche Pfandbriefbank AG, 144A*	397	3,959
Deutsche Post AG	2,914	140,777
Deutsche Telekom AG	9,833	177,288
Deutsche Wohnen SE	1,014	50,850
Deutz AG*	364	2,093
DIC Asset AG	135	2,032
Draegerwerk AG & Co. KGaA	6	428
Duerr AG	174	6,355
E.ON SE	6,636	71,843
Eckert & Ziegler Strahlen- und Medizintechnik AG	55	2,843
Elmos Semiconductor SE	28	898
ElringKlinger AG*	83	1,333
Encavis AG	244	5,222
Evonik Industries AG	604	18,235
Evotec SE*(a)	372	11,346
flatexDEGIRO AG*	41	2,739
Fraport AG Frankfurt Airport Services Worldwide*	125	7,094
Freenet AG	404	8,255
Fresenius Medical Care AG & Co. KGaA	626	52,644
Fresenius SE & Co. KGaA	1,250	55,915
GEA Group AG	463	15,856
Gerresheimer AG	91	10,605
GRENKE AG (a)	88	3,863
Hamborner REIT AG REIT	234	2,500
Hamburger Hafen und Logistik AG	75	1,644
Hannover Rueck SE	177	29,622
HeidelbergCement AG	453	32,173
HelloFresh SE*	424	24,924
Henkel AG & Co. KGaA	307	29,626
HOCHTIEF AG	74	7,141
Hornbach Baumarkt AG	19	871
Hornbach Holding AG & Co. KGaA	25	2,660
HUGO BOSS AG	194	5,973
Hypoport SE*	10	5,260

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Indus Holding AG	45	$1,745
Infineon Technologies AG	3,846	135,429
Jenoptik AG	174	5,210
JOST Werke AG, 144A*	39	1,824
K+S AG	604	5,443
KION Group AG	190	14,605
Kloeckner & Co. SE*	214	1,828
Knorr-Bremse AG	210	26,874
Koenig & Bauer AG*	34	952
Krones AG	45	3,296
KWS Saat SE & Co. KGaA	45	3,414
LANXESS AG	253	17,703
LEG Immobilien AG	207	29,497
LPKF Laser & Electronics AG	84	2,305
MBB SE	5	635
Merck KGaA	382	60,991
METRO AG	532	4,861
MLP SE	184	1,141
MorphoSys AG*	96	10,780
MTU Aero Engines AG	155	36,599
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	413	115,082
Nemetschek SE	170	13,445
New Work SE	9	2,759
Nordex SE*	193	4,515
Norma Group SE	90	3,964
OHB SE*	15	733
OSRAM Licht AG*	118	7,291
PATRIZIA AG	134	3,820
Pfeiffer Vacuum Technology AG	16	2,962
PNE AG	194	1,775
ProSiebenSat.1 Media SE*(a)	673	9,742
Puma SE*	290	28,836
Rational AG	15	13,330
Rheinmetall AG	132	11,740
RWE AG	1,892	78,472
Salzgitter AG*	102	2,059
SAP SE	3,096	376,619
Scout24 AG, 144A	309	23,627
SGL Carbon SE*(a)	143	669
Siemens AG	2,269	303,137
Siemens Energy AG*	1,161	34,484
Siemens Healthineers AG, 144A	796	36,604
Siltronic AG	67	9,766
Sixt SE*	44	5,046
SMA Solar Technology AG*	35	2,015
Software AG	151	6,495
STRATEC SE	22	3,039
Stroeer SE & Co. KGaA	92	8,231
Suedzucker AG	208	3,300
Symrise AG	378	47,344
TAG Immobilien AG*	415	12,406
Takkt AG*	94	1,209
TeamViewer AG, 144A*	443	21,100
Telefonica Deutschland Holding AG	3,094	8,540
thyssenkrupp AG*	1,264	8,447
Uniper SE	614	20,800

	Number of Shares	Value
Germany (Continued)
United Internet AG	314	$12,521
Varta AG*	53	7,163
VERBIO Vereinigte BioEnergie AG	75	2,326
Volkswagen AG	100	18,549
Vonovia SE	1,515	103,876
Vossloh AG*	32	1,468
Wacker Chemie AG	50	6,245
Wacker Neuson SE*	84	1,608
Washtec AG*	44	2,257
Wuestenrot & Wuerttembergische AG	55	1,126
Zalando SE, 144A*	446	45,115
zooplus AG*	25	4,718

(Cost $4,072,932)		4,184,147

Ireland — 2.2%
AerCap Holdings NV*	390	14,336
AIB Group PLC*	2,507	4,504
Bank of Ireland Group PLC*	2,959	9,311
Cairn Homes PLC*	2,682	2,975
CRH PLC	2,308	90,357
Dalata Hotel Group PLC*	493	2,229
Flutter Entertainment PLC*	456	84,583
Glanbia PLC	622	7,642
Glenveagh Properties PLC, 144A*	2,992	2,998
Hibernia REIT PLC REIT	1,976	2,696
Irish Residential Properties REIT PLC REIT	1,640	2,731
Kerry Group PLC, Class A	465	65,119
Kingspan Group PLC*	452	39,440
Origin Enterprises PLC	374	1,602
Smurfit Kappa Group PLC	671	28,526
Uniphar PLC	966	2,616

(Cost $324,259)		361,665

Italy — 7.2%
A2A SpA	4,982	7,595
ACEA SpA	157	3,305
Amplifon SpA*	391	15,657
Anima Holding SpA, 144A	820	3,592
Arnoldo Mondadori Editore SpA*	279	495
Ascopiave SpA	147	620
Assicurazioni Generali SpA	3,246	55,447
ASTM SpA*	214	5,335
Atlantia SpA*	1,428	26,028
Autogrill SpA*	369	2,284
Azimut Holding SpA	348	7,335
Banca Carige SpA*(c)	462,340	827
Banca Farmafactoring SpA, 144A*	238	1,306
Banca Generali SpA*	168	5,579
Banca IFIS SpA*	54	588
Banca Mediolanum SpA*	559	5,071
Banca Monte dei Paschi di Siena SpA*(a)	882	1,223
Banca Popolare di Sondrio SCPA*	1,311	3,506
Banco BPM SpA*	4,578	10,105
Biesse SpA*	34	675
BPER Banca*(a)	3,076	5,375
Brunello Cucinelli SpA*	95	3,726
Buzzi Unicem SpA	238	5,794

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Buzzi Unicem SpA-RSP	124	$2,024
Carel Industries SpA, 144A	125	2,609
Cementir Holding NV	74	608
Cerved Group SpA*	584	4,660
CIR SpA-Compagnie Industriali*	2,259	1,284
Credito Emiliano SpA*	270	1,498
Credito Valtellinese SpA*	176	2,337
Danieli & C Officine Meccaniche SpA	35	580
Danieli & C Officine Meccaniche SpA-RSP	94	1,009
Datalogic SpA	55	877
Davide Campari-Milano NV	1,759	20,340
De’ Longhi SpA*	204	7,120
DiaSorin SpA	75	15,799
doValue SpA, 144A*	102	1,098
El.En. SpA*	25	732
Enav SpA, 144A	879	3,863
Enel SpA	24,049	240,109
Eni SpA	7,416	73,450
ERG SpA	184	4,434
Falck Renewables SpA	384	2,492
Ferrari NV	374	78,875
Fila SpA*	65	652
Fincantieri SpA*(a)	1,459	1,130
FinecoBank Banca Fineco SpA*	1,791	28,062
Freni Brembo SpA*	512	6,602
Gruppo MutuiOnline SpA	65	2,295
GVS SpA, 144A*	206	3,258
Hera SpA	2,539	9,268
Illimity Bank SpA*	189	1,977
IMA Industria Macchine Automatiche SpA*	67	5,427
Immobiliare Grande Distribuzione SIIQ SpA REIT	184	789
Infrastrutture Wireless Italiane SpA, 144A	990	12,742
Interpump Group SpA	234	10,155
Intesa Sanpaolo SpA*	48,691	111,829
Iren SpA	1,806	4,843
Italgas SpA	1,548	9,934
Italmobiliare SpA	45	1,519
Juventus Football Club SpA*	1,473	1,428
La Doria SpA	15	230
Leonardo SpA	1,213	8,774
Maire Tecnimont SpA*	354	666
MARR SpA*	104	1,948
Mediaset SpA*	754	1,778
Mediobanca Banca di Credito Finanziario SpA*	1,906	16,993
Moncler SpA*	570	27,986
Nexi SpA, 144A*	1,299	24,482
Piaggio & C SpA	504	1,584
Pirelli & C SpA, 144A*	1,141	6,125
Poste Italiane SpA, 144A	1,434	14,615
Prysmian SpA	705	23,068
RAI Way SpA, 144A	311	2,018
Recordati Industria Chimica e Farmaceutica SpA	314	16,716
Reply SpA	59	6,594

	Number of Shares	Value
Italy (Continued)
Saipem SpA (a)	1,808	$4,410
Salvatore Ferragamo SpA*	124	2,219
Sanlorenzo SpA*	79	1,461
Saras SpA*	1,720	1,106
Sesa SpA*	24	2,405
Snam SpA	6,023	33,789
Societa Cattolica di Assicurazioni SC*(a)	413	2,478
Tamburi Investment Partners SpA	245	1,841
Technogym SpA, 144A*	264	2,833
Telecom Italia SpA	24,913	11,664
Telecom Italia SpA-RSP	17,175	8,717
Terna Rete Elettrica Nazionale SpA	4,213	31,520
Tinexta SpA*	84	1,874
Tod’s SpA*	26	803
UniCredit SpA*	6,274	64,684
Unipol Gruppo SpA*	1,333	6,392
Webuild SpA (a)	539	823
Zignago Vetro SpA	43	686

(Cost $1,142,207)		1,182,458

Luxembourg — 0.9%
APERAM SA	166	6,336
ArcelorMittal SA*	2,105	38,543
Aroundtown SA*	2,886	20,029
B&S Group SARL, 144A*	200	1,894
Befesa SA, 144A	113	5,877
Corestate Capital Holding SA*(a)	35	698
Eurofins Scientific SE*	390	31,662
Grand City Properties SA	336	7,936
SES SA	1,101	10,015
Solutions 30 SE*(a)	279	5,648
Stabilus SA	71	5,018
Tenaris SA	1,442	11,157

(Cost $185,053)		144,813

Netherlands — 12.0%
Aalberts NV	305	13,207
ABN AMRO Bank NV, 144A*	1,279	13,197
Accell Group NV*	74	2,322
Adyen NV, 144A*	54	103,191
Aegon NV	5,258	19,669
Akzo Nobel NV	570	60,554
Alfen Beheer BV, 144A*	48	3,905
Altice Europe NV*	1,823	9,607
AMG Advanced Metallurgical Group NV	95	2,568
Arcadis NV*	206	6,305
Argenx SE*	132	37,664
ASM International NV	135	23,857
ASML Holding NV	1,260	546,864
ASR Nederland NV	424	15,820
Basic-Fit NV, 144A*	124	4,511
BE Semiconductor Industries NV	222	11,601
Boskalis Westminster*	251	5,793
Brunel International NV*	74	650
Corbion NV	187	9,681
Eurocommercial Properties NV*	125	2,156
Euronext NV, 144A	164	17,411

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Netherlands (Continued)
EXOR NV	328	$22,841
Flow Traders, 144A	96	3,085
ForFarmers NV	65	418
Fugro NV*	233	1,305
Heineken Holding NV	328	30,303
Heineken NV	762	80,460
IMCD NV	153	19,145
ING Groep NV*	11,490	112,045
Intertrust NV, 144A*	257	4,433
JDE Peet’s BV*	221	8,528
Just Eat Takeaway.com NV, 144A*	373	39,617
Koninklijke Ahold Delhaize NV	3,250	93,004
Koninklijke BAM Groep NV*	912	1,969
Koninklijke DSM NV	509	83,363
Koninklijke KPN NV	10,503	31,309
Koninklijke Philips NV*	2,703	139,805
Koninklijke Vopak NV	207	10,872
NIBC Holding NV, 144A*	154	1,370
NN Group NV	838	34,037
NSI NV REIT	55	2,214
OCI NV*	378	6,579
Pharming Group NV*	1,679	2,380
PostNL NV*	1,250	4,272
Prosus NV*	1,439	155,928
QIAGEN NV*	674	32,489
Randstad NV*	347	21,524
SBM Offshore NV	457	8,627
Shop Apotheke Europe NV, 144A*	35	5,519
SIF Holding NV*	24	454
Signify NV, 144A*	404	17,108
TKH Group NV	125	5,884
TomTom NV*	214	1,747
Vastned Retail NV REIT	46	1,257
Wereldhave NV REIT	114	1,492
Wolters Kluwer NV	803	67,337

(Cost $1,388,540)		1,963,253

Portugal — 0.6%
Altri SGPS SA	194	1,043
Banco Comercial Portugues SA, Class R*	27,135	3,836
Corticeira Amorim SGPS SA	149	1,813
CTT-Correios de Portugal SA*	383	1,115
EDP — Energias de Portugal SA	8,059	42,952
Galp Energia SGPS SA	1,533	16,538
Jeronimo Martins SGPS SA	775	13,275
Mota-Engil SGPS SA*	312	542
Navigator Co. SA*	749	2,230
NOS SGPS SA	842	3,214
REN — Redes Energeticas Nacionais SGPS SA	1,028	2,814
Semapa-Sociedade de Investimento e Gestao	72	769
Sonae SGPS SA	2,416	1,941

(Cost $96,983)		92,082

Spain — 7.8%
Acciona SA (a)	64	8,146

	Number of Shares	Value
Spain (Continued)
Acerinox SA	436	$4,491
ACS Actividades de Construccion y Servicios SA	786	24,836
Aedas Homes SA, 144A*	72	1,597
Aena SME SA, 144A*	197	32,100
Almirall SA	174	2,250
Amadeus IT Group SA	1,325	90,817
Applus Services SA*	384	3,699
Atresmedia Corp. de Medios de Comunicacion SA	254	901
Banco Bilbao Vizcaya Argentaria SA	19,979	93,660
Banco de Sabadell SA	17,654	6,855
Banco Santander SA*	51,065	147,257
Bankia SA	3,640	6,257
Bankinter SA	1,994	9,869
CaixaBank SA	10,494	26,876
Cellnex Telecom SA, 144A*	932	58,789
Cia de Distribucion Integral Logista Holdings SA	195	3,577
CIE Automotive SA	209	5,126
Construcciones y Auxiliar de Ferrocarriles SA*	56	2,358
Corp. Financiera Alba SA	60	2,823
Distribuidora Internacional de Alimentacion SA*	4,534	780
Ebro Foods SA	207	4,909
eDreams ODIGEO SA*	228	1,017
Enagas SA	769	18,731
Ence Energia y Celulosa SA*	325	1,125
Endesa SA	944	26,991
Euskaltel SA, 144A	244	2,654
Faes Farma SA	812	3,647
Ferrovial SA	1,433	39,862
Ferrovial SA*	15	417
Fluidra SA	143	3,156
Fomento de Construcciones y Contratas SA	259	2,734
Gestamp Automocion SA, 144A	461	1,906
Global Dominion Access SA, 144A*	304	1,284
Grifols SA	862	24,421
Grupo Catalana Occidente SA	137	4,453
Grupo Empresarial San Jose SA	67	377
Iberdrola SA	17,686	241,452
Indra Sistemas SA*	451	3,604
Industria de Diseno Textil SA	3,213	106,739
Inmobiliaria Colonial Socimi SA REIT	773	7,377
Lar Espana Real Estate Socimi SA REIT	272	1,638
Liberbank SA*	6,321	1,911
Mapfre SA	3,428	6,571
Mediaset Espana Comunicacion SA*	640	2,890
Melia Hotels International SA*	324	2,087
Merlin Properties Socimi SA REIT	1,082	9,945
Metrovacesa SA, 144A*	116	862
Miquel y Costas & Miquel SA	75	1,251
Naturgy Energy Group SA	868	20,019
Neinor Homes SA, 144A*	162	1,896
Pharma Mar SA	48	5,537

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Promotora de Informaciones SA, Class A*	856	$801
Prosegur Cash SA, 144A	1,532	1,478
Prosegur Cia de Seguridad SA	783	2,195
Red Electrica Corp. SA	1,263	25,815
Repsol SA	4,231	40,668
Sacyr SA	1,131	2,642
Sacyr SA*	23	54
Siemens Gamesa Renewable Energy SA	703	25,099
Solaria Energia y Medio Ambiente SA*	154	3,608
Talgo SA, 144A*	304	1,487
Tecnicas Reunidas SA*	94	1,155
Telefonica SA	14,645	63,885
Unicaja Banco SA, 144A*	2,650	2,094
Viscofan SA	112	7,949
Zardoya Otis SA	538	3,786

(Cost $1,598,052)		1,267,243

Switzerland — 0.5%
STMicroelectronics NV (Cost $27,536)	1,877	73,483

United Kingdom — 0.7%
CNH Industrial NV*	2,994	32,743
Coca-Cola European Partners PLC	601	26,853
Dialog Semiconductor PLC*	214	11,288
Fiat Chrysler Automobiles NV*	3,290	51,277

(Cost $99,319)		122,161

TOTAL COMMON STOCKS (Cost $14,831,881)		15,764,131

PREFERRED STOCKS — 1.6%
Germany — 1.6%
Bayerische Motoren Werke AG	169	11,168
Draegerwerk AG & Co. KGaA	25	1,944
FUCHS PETROLUB SE	198	11,318
Henkel AG & Co. KGaA	528	56,836
Jungheinrich AG	134	5,850
Porsche Automobil Holding SE	439	27,911
Sartorius AG	104	47,390

	Number of Shares	Value
Germany (Continued)
Sixt SE	51	$3,656
STO SE & Co. KGaA	5	747
Volkswagen AG	542	91,380

(Cost $232,004)		258,200

TOTAL PREFERRED STOCKS (Cost $232,004)		258,200

RIGHTS — 0.0%
Germany — 0.0%
KION Group AG*, expires 12/9/20 (Cost $0)	190	36

Spain — 0.0%
Banco Santander SA*, expires 12/7/20 (Cost $6,393)	53,944	6,737

TOTAL RIGHTS (Cost $6,393)		6,773

WARRANTS — 0.0%
Spain — 0.0%
Abengoa SA*, expires 3/31/25 (Cost $43)	7,125	85

SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d)(e) (Cost $190,232)	190,232	190,232

CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $290,438)	290,438	290,438

TOTAL INVESTMENTS — 101.0% (Cost $15,550,991)		$16,509,859
Other assets and liabilities, net — (1.0%)		(167,496)

NET ASSETS — 100.0%		$16,342,363

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG*(b)
79,251	1,754	(38,221)		(54,714)	76,392	—	—	5,784	64,462

SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d)(e)
667,973	—	(477,741	)(f)	—	—	65	—	190,232	190,232

CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
290,364	2,678,559	(2,678,485)		—	—	112	—	290,438	290,438

1,037,588	2,680,313	(3,194,447)		(54,714)	76,392	177	—	486,454	545,132

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $544,745, which is 3.3% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $389,699.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities	are listed in country of domicile.

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
EURO STOXX 50 Futures	EUR	6	$252,432	$250,857	12/18/2020	$(1,575)

As of November 30, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2020	EUR	4,410,000	USD	5,140,305	$—	$(120,774)
JP Morgan & Chase Co.	12/3/2020	EUR	2,880,530	USD	3,357,454	—	(78,985)
RBC Capital Markets	12/3/2020	EUR	6,242,000	USD	7,275,669	—	(170,964)
Citigroup Global Markets	12/3/2020	USD	5,275,361	EUR	4,410,000	—	(14,283)
JP Morgan & Chase Co.	12/3/2020	USD	3,445,690	EUR	2,880,530	—	(9,251)
RBC Capital Markets	12/3/2020	USD	880,063	EUR	755,000	20,644	—
RBC Capital Markets	12/3/2020	USD	32,783	EUR	28,000	621	—
RBC Capital Markets	12/3/2020	USD	1,374,066	EUR	1,159,000	8,607	—
RBC Capital Markets	12/3/2020	USD	5,143,660	EUR	4,300,000	—	(13,810)
Citigroup Global Markets	1/6/2021	EUR	1,994,000	USD	2,387,659	6,015	—
Citigroup Global Markets	1/6/2021	EUR	4,410,000	USD	5,281,460	14,132	—
JP Morgan & Chase Co.	1/6/2021	EUR	2,880,530	USD	3,449,636	9,115	—
RBC Capital Markets	1/6/2021	EUR	4,300,000	USD	5,149,573	13,629	—

Total unrealized appreciation (depreciation)						$72,763	$(408,067)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$15,763,304	$—	$827	$15,764,131
Preferred Stocks	258,200	—	—	258,200
Rights (g)	6,773	—	—	6,773
Warrants	85	—	—	85
Short-Term Investments (g)	480,670	—	—	480,670
Derivatives (h)
Forward Foreign Currency Contracts	—	72,763	—	72,763

TOTAL	$16,509,032	$72,763	$827	$16,582,622

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(408,067)	$—	$(408,067)
Futures Contracts	(1,575)	—	—	(1,575)

TOTAL	$(1,575)	$(408,067)	$—	$(409,642)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.2%
Communication Services — 5.3%
Deutsche Telekom AG	30,016	$541,187
Scout24 AG, 144A	969	74,091
Telefonica Deutschland Holding AG	9,502	26,228
United Internet AG	976	38,920

(Cost $724,585)		680,426

Consumer Discretionary — 15.3%
adidas AG*	1,715	546,826
Bayerische Motoren Werke AG	2,978	259,461
Continental AG	991	134,997
Daimler AG	7,709	519,097
Delivery Hero SE, 144A*	1,166	140,825
HelloFresh SE*	1,331	78,241
Puma SE*	883	87,802
Volkswagen AG	292	54,163
Zalando SE, 144A*	1,378	139,390

(Cost $1,901,506)		1,960,802

Consumer Staples — 1.5%
Beiersdorf AG	907	101,419
Henkel AG & Co. KGaA	936	90,325

(Cost $182,687)		191,744

Financials — 14.6%
Allianz SE	3,757	885,822
Commerzbank AG*	9,027	56,101
Deutsche Bank AG*(a)	17,684	197,085
Deutsche Boerse AG	1,711	285,225
Hannover Rueck SE	543	90,875
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,262	351,656

(Cost $1,911,607)		1,866,764

Health Care — 10.0%
Bayer AG	8,849	509,516
Carl Zeiss Meditec AG	362	48,277
Fresenius Medical Care AG & Co. KGaA	1,920	161,464
Fresenius SE & Co. KGaA	3,766	168,461
Merck KGaA	1,164	185,848
QIAGEN NV*	2,079	100,214
Siemens Healthineers AG, 144A	2,420	111,282

(Cost $2,087,134)		1,285,062

Industrials — 15.1%
Brenntag AG	1,391	106,292
Deutsche Lufthansa AG*	2,694	30,998
Deutsche Post AG	8,909	430,398
GEA Group AG	1,382	47,329
HOCHTIEF AG	220	21,230
KION Group AG	585	44,967
Knorr-Bremse AG	653	83,564
MTU Aero Engines AG	478	112,868
Rational AG	46	40,879
Siemens AG	6,890	920,500
Siemens Energy AG*	3,600	106,927

(Cost $1,647,288)		1,945,952

	Number of Shares	Value
Information Technology — 13.4%
Bechtle AG	246	$53,612
Infineon Technologies AG	11,761	414,139
Nemetschek SE	520	41,125
SAP SE	9,405	1,144,090
TeamViewer AG, 144A*	1,358	64,682

(Cost $1,239,166)		1,717,648

Materials — 8.1%
BASF SE	8,273	605,232
Covestro AG, 144A	1,653	92,181
Evonik Industries AG	1,889	57,031
HeidelbergCement AG	1,340	95,170
LANXESS AG	749	52,409
Symrise AG	1,158	145,039

(Cost $1,264,058)		1,047,062

Real Estate — 4.9%
Aroundtown SA*	8,997	62,439
Deutsche Wohnen SE	3,078	154,354
LEG Immobilien AG	646	92,054
Vonovia SE	4,695	321,913

(Cost $459,462)		630,760

Utilities — 4.0%
E.ON SE	20,217	218,876
RWE AG	5,786	239,977
Uniper SE	1,812	61,385

(Cost $521,123)		520,238

TOTAL COMMON STOCKS (Cost $11,938,616)		11,846,458

PREFERRED STOCKS — 5.9%
Consumer Discretionary — 3.1%
Bayerische Motoren Werke AG	519	34,298
Porsche Automobil Holding SE	1,379	87,675
Volkswagen AG	1,672	281,895

(Cost $608,892)		403,868

Consumer Staples — 1.4%
Henkel AG & Co. KGaA (Cost $189,503)	1,604	172,660

Health Care — 1.1%
Sartorius AG (Cost $46,924)	320	145,814

Materials — 0.3%
FUCHS PETROLUB SE (Cost $26,817)	626	35,783

TOTAL PREFERRED STOCKS (Cost $872,136)		758,125

RIGHTS — 0.0%
Industrials — 0.0%
KION Group AG*, expires 12/9/20 (Cost $0)	603	115

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI Germany ETF (Cost $35,450)	1,330	$40,645

CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $119,912)	119,912	119,912

TOTAL INVESTMENTS — 99.3% (Cost $12,966,114)		$12,765,255
Other assets and liabilities, net — 0.7%		92,119

NET ASSETS — 100.0%		$12,857,374

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
COMMON STOCKS — 1.6%

Financials — 1.6%
Deutsche Bank AG*(a)
213,743	3,593	(78,404)		(182,925)	241,078	—	—	17,684	197,085

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”,0.03%(b)(c)
111,300	—	(111,300	)(d)	—	—	1	—	—	—

CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
229,525	1,979,814	(2,089,427)		—	—	103	—	119,912	119,912

554,568	1,983,407	(2,279,131)		(182,925)	241,078	104	—	137,596	316,997

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
DAX Mini Futures	EUR	2	$157,664	$159,031	12/18/2020	$1,367

As of November 30, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2020	EUR	1,408,067	USD	1,641,246	$—	$(38,562)
Citigroup Global Markets	12/3/2020	EUR	56,000	USD	65,579	—	(1,228)
JP Morgan & Chase Co.	12/3/2020	EUR	4,248,000	USD	4,951,333	—	(116,482)
RBC Capital Markets	12/3/2020	EUR	4,847,919	USD	5,650,730	—	(132,781)

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2020	USD	1,751,356	EUR	1,464,067	$—	$(4,742)
JP Morgan & Chase Co.	12/3/2020	USD	5,081,458	EUR	4,248,000	—	(13,643)
RBC Capital Markets	12/3/2020	USD	1,171,474	EUR	1,005,000	27,479	—
RBC Capital Markets	12/3/2020	USD	4,596,900	EUR	3,842,919	—	(12,342)
Citigroup Global Markets	1/6/2021	EUR	1,080,000	USD	1,293,216	3,258	—
Citigroup Global Markets	1/6/2021	EUR	1,464,067	USD	1,753,381	4,692	—
JP Morgan & Chase Co.	1/6/2021	EUR	4,248,000	USD	5,087,277	13,443	—
RBC Capital Markets	1/6/2021	EUR	3,842,919	USD	4,602,184	12,180	—

Total unrealized appreciation (depreciation)						$61,052	$(319,780)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$11,846,458	$—	$—	$11,846,458
Preferred Stocks (e)	758,125	—	—	758,125
Rights	115	—	—	115
Exchange-Traded Funds	40,645	—	—	40,645
Short-Term Investments (e)	119,912	—	—	119,912
Derivatives (f)
Forward Foreign Currency Contracts	—	61,052	—	61,052
Futures Contracts	1,367	—	—	1,367

TOTAL	$12,766,622	$61,052	$—	$12,827,674

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(319,780)	$—	$(319,780)

TOTAL	$—	$(319,780)	$—	$(319,780)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	77

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.3%
Communication Services — 9.1%
Capcom Co. Ltd.	4,600	$259,080
CyberAgent, Inc.	5,300	362,979
Dentsu Group, Inc.	11,336	369,180
Hakuhodo DY Holdings, Inc.	11,880	171,828
Kakaku.com, Inc.	7,136	200,204
KDDI Corp.	84,015	2,400,141
Koei Tecmo Holdings Co. Ltd.	2,400	127,586
Konami Holdings Corp.	4,864	254,847
LINE Corp.*	1,947	100,334
Nexon Co. Ltd.	24,964	754,420
Nintendo Co. Ltd.	5,821	3,304,142
Nippon Telegraph & Telephone Corp.	67,452	1,592,617
SoftBank Corp.	149,600	1,840,625
SoftBank Group Corp.	81,786	5,696,818
Square Enix Holdings Co. Ltd.	4,800	294,713
Toho Co. Ltd.	5,998	253,938
Z Holdings Corp.	138,828	873,659

(Cost $15,485,893)		18,857,111

Consumer Discretionary — 17.6%
ABC-Mart, Inc.	1,611	83,945
Aisin Seiki Co. Ltd.	8,623	255,634
Bandai Namco Holdings, Inc.	10,307	940,859
Bridgestone Corp.	27,707	967,091
Casio Computer Co. Ltd.	10,492	188,434
Denso Corp.	22,610	1,067,478
Fast Retailing Co. Ltd.	3,089	2,542,803
Hikari Tsushin, Inc.	1,152	276,634
Honda Motor Co. Ltd.	85,145	2,341,895
Iida Group Holdings Co. Ltd.	7,266	146,016
Isuzu Motors Ltd.	27,795	271,028
Koito Manufacturing Co. Ltd.	5,472	329,159
Marui Group Co. Ltd.	9,802	178,952
Mazda Motor Corp.	31,104	183,823
McDonald’s Holdings Co. Japan Ltd.	3,519	170,894
Mercari, Inc.*	4,800	219,770
NGK Spark Plug Co. Ltd.	8,390	151,968
Nissan Motor Co. Ltd.*	120,847	570,088
Nitori Holdings Co. Ltd.	4,147	883,025
Oriental Land Co. Ltd.	10,425	1,773,948
Pan Pacific International Holdings Corp.	21,600	510,414
Panasonic Corp.	114,344	1,218,465
Rakuten, Inc.	45,438	508,784
Rinnai Corp.	1,955	228,083
Ryohin Keikaku Co. Ltd.	12,300	252,951
Sega Sammy Holdings, Inc.	9,388	131,918
Sekisui Chemical Co. Ltd.	18,152	313,487
Sekisui House Ltd.	32,252	580,165
Sharp Corp.	11,255	150,929
Shimamura Co. Ltd.	1,170	121,034
Shimano, Inc.	3,884	920,404
Sony Corp.	65,793	6,115,472
Stanley Electric Co. Ltd.	7,046	207,196
Subaru Corp.	31,917	633,754
Sumitomo Electric Industries Ltd.	39,213	448,471
Suzuki Motor Corp.	19,189	1,030,030

	Number of Shares	Value
Consumer Discretionary (Continued)
Toyoda Gosei Co. Ltd.	3,363	$91,226
Toyota Industries Corp.	7,799	563,261
Toyota Motor Corp.	110,473	7,406,135
USS Co. Ltd.	11,418	238,859
Yamada Holdings Co. Ltd.	34,747	165,082
Yamaha Corp.	7,107	405,725
Yamaha Motor Co. Ltd.	14,824	285,405
ZOZO, Inc.	5,834	145,515

(Cost $32,758,775)		36,216,209

Consumer Staples — 7.6%
Aeon Co. Ltd.	34,302	1,020,189
Ajinomoto Co., Inc.	24,301	507,551
Asahi Group Holdings Ltd.	23,997	927,930
Calbee, Inc.	4,908	145,030
Coca-Cola Bottlers Japan Holdings, Inc. (a)	5,900	90,761
Cosmos Pharmaceutical Corp.	1,100	189,655
Ito En Ltd.	2,700	208,448
Japan Tobacco, Inc.	62,989	1,279,087
Kao Corp.	25,284	1,890,972
Kikkoman Corp.	7,548	469,220
Kirin Holdings Co. Ltd.	42,589	927,453
Kobayashi Pharmaceutical Co. Ltd.	2,600	312,548
Kobe Bussan Co. Ltd.	6,400	223,142
Kose Corp.	1,788	272,995
Lawson, Inc.	2,669	120,923
Lion Corp.	11,688	276,303
MEIJI Holdings Co. Ltd.	6,093	430,712
NH Foods Ltd.	4,111	175,426
Nisshin Seifun Group, Inc.	10,675	173,520
Nissin Foods Holdings Co. Ltd.	3,470	286,508
Pigeon Corp.	6,000	267,816
Pola Orbis Holdings, Inc.	4,879	97,440
Seven & i Holdings Co. Ltd.	39,002	1,237,678
Shiseido Co. Ltd.	20,907	1,473,903
Sundrug Co. Ltd.	3,857	161,817
Suntory Beverage & Food Ltd.	7,236	264,419
Toyo Suisan Kaisha Ltd.	4,612	226,624
Tsuruha Holdings, Inc.	1,897	277,645
Unicharm Corp.	21,074	1,022,008
Welcia Holdings Co. Ltd.	4,900	196,892
Yakult Honsha Co. Ltd.	6,638	316,322
Yamazaki Baking Co. Ltd. (a)	6,006	99,640

(Cost $16,290,628)		15,570,577

Energy — 0.5%
ENEOS Holdings, Inc.	158,437	544,058
Idemitsu Kosan Co. Ltd.	10,360	215,734
Inpex Corp.	52,144	291,687

(Cost $2,042,811)		1,051,479

Financials — 8.1%
Acom Co. Ltd.	22,274	106,890
Bank of Kyoto Ltd.	2,904	144,922
Chiba Bank Ltd.	28,660	162,516
Concordia Financial Group Ltd.	52,838	187,767
Dai-ichi Life Holdings, Inc.	55,619	876,106

See Notes to Financial Statements.	78

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Daiwa Securities Group, Inc.	78,344	$340,766
Fukuoka Financial Group, Inc.	9,348	166,813
Japan Exchange Group, Inc.	26,732	661,515
Japan Post Bank Co. Ltd. (a)	19,325	152,157
Japan Post Holdings Co. Ltd.	80,870	598,546
Japan Post Insurance Co. Ltd.	11,800	196,667
Mitsubishi UFJ Financial Group, Inc.	634,742	2,726,837
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,416	102,847
Mizuho Financial Group, Inc.	126,777	1,612,035
MS&AD Insurance Group Holdings, Inc.	23,689	688,660
Nomura Holdings, Inc.	163,277	819,513
ORIX Corp.	69,127	1,028,297
Resona Holdings, Inc.	108,076	378,577
SBI Holdings, Inc.	12,099	327,971
Shinsei Bank Ltd.	8,547	101,680
Shizuoka Bank Ltd.	22,582	160,497
Sompo Holdings, Inc.	17,575	675,055
Sumitomo Mitsui Financial Group, Inc.	67,872	1,971,148
Sumitomo Mitsui Trust Holdings, Inc.	16,962	495,700
T&D Holdings, Inc.	26,749	312,328
Tokio Marine Holdings, Inc.	32,971	1,639,076
Tokyo Century Corp.	2,200	145,613

(Cost $21,888,214)		16,780,499

Health Care — 11.1%
Alfresa Holdings Corp.	9,490	189,982
Asahi Intecc Co. Ltd.	10,100	370,043
Astellas Pharma, Inc.	97,135	1,380,266
Chugai Pharmaceutical Co. Ltd.	34,835	1,683,024
Daiichi Sankyo Co. Ltd.	88,983	3,148,498
Eisai Co. Ltd.	13,012	983,004
Hisamitsu Pharmaceutical Co., Inc.	2,806	164,490
Hoya Corp.	19,686	2,622,914
Kyowa Kirin Co. Ltd.	13,660	370,940
M3, Inc.	22,984	2,118,315
Medipal Holdings Corp.	9,582	180,167
Nippon Shinyaku Co. Ltd.	2,300	164,349
Olympus Corp.	61,076	1,320,096
Ono Pharmaceutical Co. Ltd.	18,983	600,583
Otsuka Holdings Co. Ltd.	20,200	820,770
PeptiDream, Inc.*	4,900	249,693
Santen Pharmaceutical Co. Ltd.	18,474	307,015
Shionogi & Co. Ltd.	13,808	739,733
Sumitomo Dainippon Pharma Co. Ltd.	9,748	123,531
Suzuken Co. Ltd.	3,332	127,344
Sysmex Corp.	8,644	904,970
Taisho Pharmaceutical Holdings Co. Ltd.	2,046	130,129
Takeda Pharmaceutical Co. Ltd.	82,423	2,956,649
Terumo Corp.	33,402	1,326,802

(Cost $17,058,257)		22,983,307

Industrials — 20.3%
AGC, Inc.	9,762	324,932
Amada Co. Ltd.	17,534	168,958
ANA Holdings, Inc.*(a)	5,718	137,884
Central Japan Railway Co.	7,426	946,033
Dai Nippon Printing Co. Ltd.	12,643	236,875

	Number of Shares	Value
Industrials (Continued)
Daifuku Co. Ltd.	5,200	$602,682
Daikin Industries Ltd.	13,048	2,957,672
East Japan Railway Co.	15,985	993,397
FANUC Corp.	9,989	2,426,925
Fuji Electric Co. Ltd.	6,706	238,307
Hankyu Hanshin Holdings, Inc.	12,240	399,793
Harmonic Drive Systems, Inc.	2,000	159,579
Hino Motors Ltd.	14,860	128,815
Hitachi Construction Machinery Co. Ltd.	5,520	152,857
Hoshizaki Corp. (a)	2,654	262,604
ITOCHU Corp.	70,588	1,865,105
Japan Airlines Co. Ltd.*	7,054	133,580
Japan Airport Terminal Co. Ltd.	2,735	159,280
Kajima Corp.	22,576	296,905
Keihan Holdings Co. Ltd.	5,004	235,581
Keikyu Corp.	11,481	196,519
Keio Corp.	5,336	378,733
Keisei Electric Railway Co. Ltd.	6,784	227,758
Kintetsu Group Holdings Co. Ltd.	9,010	399,581
Komatsu Ltd.	45,637	1,110,325
Kubota Corp.	53,863	1,068,231
Kurita Water Industries Ltd.	5,342	196,999
Kyushu Railway Co.	7,300	153,692
LIXIL Group Corp.	14,016	336,303
Makita Corp.	11,944	617,793
Marubeni Corp.	87,887	512,253
MINEBEA MITSUMI, Inc.	18,724	389,904
MISUMI Group, Inc.	14,620	458,625
Mitsubishi Corp.	70,191	1,635,773
Mitsubishi Electric Corp.	95,726	1,406,090
Mitsubishi Heavy Industries Ltd.	17,002	382,952
Mitsui & Co. Ltd.	84,371	1,438,509
Miura Co. Ltd.	4,300	226,121
MonotaRO Co. Ltd.	6,600	402,701
Nabtesco Corp.	5,572	230,032
Nagoya Railroad Co. Ltd.	10,001	275,123
NGK Insulators Ltd.	13,464	213,954
Nidec Corp.	23,290	2,968,137
Nihon M&A Center, Inc.	7,700	538,410
Nippon Express Co. Ltd.	3,639	243,297
Nippon Yusen KK	7,812	170,308
NSK Ltd.	18,498	149,720
Obayashi Corp.	32,108	282,944
Odakyu Electric Railway Co. Ltd.	15,277	463,139
Persol Holdings Co. Ltd.	9,200	168,490
Recruit Holdings Co. Ltd.	66,291	2,793,874
Secom Co. Ltd.	10,872	1,082,514
Seibu Holdings, Inc.	10,230	101,418
SG Holdings Co. Ltd.	16,800	502,069
Shimizu Corp.	30,068	228,390
SMC Corp.	2,958	1,879,067
Sohgo Security Services Co. Ltd.	3,822	204,645
Sumitomo Corp.	62,973	776,004
Taisei Corp.	10,052	355,286
THK Co. Ltd.	6,276	193,871
Tobu Railway Co. Ltd.	10,290	308,503
Tokyu Corp.	26,822	325,512

See Notes to Financial Statements.	79

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Toppan Printing Co. Ltd.	13,339	$182,070
Toshiba Corp.	20,223	566,012
TOTO Ltd.	7,238	409,737
Toyota Tsusho Corp.	10,931	377,978
West Japan Railway Co.	8,579	391,479
Yamato Holdings Co. Ltd.	15,917	402,041
Yaskawa Electric Corp.	12,782	615,838

(Cost $38,013,728)		41,766,488

Information Technology — 13.4%
Advantest Corp.	10,500	730,172
Azbil Corp.	6,300	282,716
Brother Industries Ltd.	11,322	216,897
Canon, Inc.	52,697	935,574
Disco Corp.	1,500	477,730
FUJIFILM Holdings Corp.	18,657	1,005,226
Fujitsu Ltd.	10,340	1,436,606
GMO Payment Gateway, Inc.	2,200	308,506
Hamamatsu Photonics KK	7,288	409,775
Hirose Electric Co. Ltd.	1,766	249,676
Hitachi Ltd.	50,334	1,912,113
Ibiden Co. Ltd.	5,500	257,615
Itochu Techno-Solutions Corp.	4,800	169,425
Keyence Corp.	9,486	4,842,040
Kyocera Corp.	16,908	965,732
Lasertec Corp.	3,800	400,383
Murata Manufacturing Co. Ltd.	29,845	2,609,722
NEC Corp.	13,593	733,032
Nomura Research Institute Ltd.	16,722	564,608
NTT Data Corp.	33,040	439,267
Obic Co. Ltd.	3,662	823,248
Omron Corp.	9,717	877,695
Oracle Corp.	1,972	218,544
Otsuka Corp.	5,560	269,479
Renesas Electronics Corp.*	38,900	345,778
Ricoh Co. Ltd.	35,734	238,569
Rohm Co. Ltd.	4,612	384,775
SCSK Corp.	2,800	167,088
Seiko Epson Corp.	14,224	212,134
Shimadzu Corp.	11,236	404,130
SUMCO Corp.	13,500	273,362
TDK Corp.	6,828	962,722
TIS, Inc.	12,100	240,841
Tokyo Electron Ltd.	7,814	2,654,814
Trend Micro, Inc.	6,772	367,790
Yokogawa Electric Corp.	12,808	226,226

(Cost $20,690,509)		27,614,010

Materials — 5.0%
Air Water, Inc.	9,704	159,967
Asahi Kasei Corp.	64,784	593,915
Hitachi Metals Ltd.	11,046	162,198
JFE Holdings, Inc.*	25,219	230,933
JSR Corp.	10,651	294,331
Kansai Paint Co. Ltd.	9,206	279,090
Kuraray Co. Ltd.	17,521	173,867
Mitsubishi Chemical Holdings Corp.	67,096	371,149

	Number of Shares	Value
Materials (Continued)
Mitsubishi Gas Chemical Co., Inc.	8,076	$171,267
Mitsui Chemicals, Inc.	9,681	271,977
Nippon Paint Holdings Co. Ltd.	7,663	981,363
Nippon Sanso Holdings Corp.	7,880	131,635
Nippon Steel Corp.*	42,237	516,432
Nissan Chemical Corp.	6,402	382,648
Nitto Denko Corp.	8,318	688,386
Oji Holdings Corp.	43,584	197,881
Shin-Etsu Chemical Co. Ltd.	18,431	3,025,050
Sumitomo Chemical Co. Ltd.	78,156	276,990
Sumitomo Metal Mining Co. Ltd.	12,405	461,861
Taiheiyo Cement Corp.	5,978	160,673
Teijin Ltd.	9,959	170,181
Toray Industries, Inc.	71,542	387,930
Tosoh Corp.	13,300	209,692

(Cost $10,467,031)		10,299,416

Real Estate — 3.4%
Aeon Mall Co. Ltd.	4,622	74,156
Daito Trust Construction Co. Ltd.	3,351	328,680
Daiwa House Industry Co. Ltd.	29,417	901,670
Daiwa House REIT Investment Corp. REIT	105	252,744
GLP J REIT	191	288,878
Hulic Co. Ltd.	15,810	160,069
Japan Real Estate Investment Corp. REIT	72	373,793
Japan Retail Fund Investment Corp. REIT	135	215,302
Mitsubishi Estate Co. Ltd.	61,124	1,056,204
Mitsui Fudosan Co. Ltd.	48,382	1,010,971
Nippon Building Fund, Inc. REIT	76	420,038
Nippon Prologis REIT, Inc. REIT	108	338,793
Nomura Real Estate Holdings, Inc.	6,228	134,821
Nomura Real Estate Master Fund, Inc. REIT	224	291,801
Orix JREIT, Inc. REIT	133	198,736
Sumitomo Realty & Development Co. Ltd.	16,450	536,516
Tokyu Fudosan Holdings Corp.	31,927	154,742
United Urban Investment Corp. REIT (a)	158	178,582

(Cost $8,083,095)		6,916,496

Utilities — 1.2%
Chubu Electric Power Co., Inc.	33,734	406,327
Chugoku Electric Power Co., Inc.	15,168	192,796
Kansai Electric Power Co., Inc.	37,007	338,628
Kyushu Electric Power Co., Inc.	20,190	170,377
Osaka Gas Co. Ltd.	19,389	372,180
Toho Gas Co. Ltd.	3,828	250,433
Tohoku Electric Power Co., Inc.	22,521	188,754
Tokyo Electric Power Co. Holdings, Inc.*	71,584	186,502
Tokyo Gas Co. Ltd.	19,165	430,387

(Cost $3,266,463)		2,536,384

TOTAL COMMON STOCKS (Cost $186,045,404)		200,591,976

See Notes to Financial Statements.	80

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c) (Cost $686,954)	686,954	$686,954

CASH EQUIVALENTS — 1.3%
DWS ESG Liquidity Fund “Capital Shares”, 0.18% (b)	117,684	117,684

DWS Government Money Market Series “Institutional Shares”, 0.04% (b)	2,629,233	2,629,233

TOTAL CASH EQUIVALENTS (Cost $2,746,915)		2,746,917

TOTAL INVESTMENTS — 98.9% (Cost $189,479,273)		$204,025,847
Other assets and liabilities, net — 1.1%		2,179,782

NET ASSETS — 100.0%		$206,205,629

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c)
1,079,236	—	(392,282	)(d)	—	—	473	—	686,954	686,954

CASH EQUIVALENTS — 1.3%
DWS ESG Liquidity Fund “Capital Shares”, 0.18% (b)
117,580	151	—		—	(47)	157	—	117,684	117,684
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
4,794,642	38,173,342	(40,338,751)		—	—	1,433	—	2,629,233	2,629,233

5,991,458	38,173,493	(40,731,033)		—	(47)	2,063	—	3,433,871	3,433,871

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $872,458, which is 0.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $317,611.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

REIT:	Real Estate Investment Trust

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
TOPIX Index Futures	JPY	21	$26,631,322	$3,531,178	12/10/2020	$287,491
Nikkei 225 Futures	JPY	6	18,055,810	1,520,690	12/10/2020	186,681

Total unrealized appreciation						$474,172

See Notes to Financial Statements.	81

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2020 (Unaudited)

As of November 30, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2020	JPY	6,642,919,100	USD	63,564,468	$—	$(70,253)
JP Morgan & Chase Co.	12/3/2020	JPY	6,929,670,500	USD	66,307,116	—	(74,492)
RBC Capital Markets	12/3/2020	JPY	6,302,320,800	USD	60,305,308	—	(66,709)
Citigroup Global Markets	12/3/2020	USD	5,587,908	JPY	584,009,000	6,508	—
Citigroup Global Markets	12/3/2020	USD	58,105,776	JPY	6,058,910,100	—	(65,471)
JP Morgan & Chase Co.	12/3/2020	USD	5,741,530	JPY	600,000,000	6,069	—
JP Morgan & Chase Co.	12/3/2020	USD	60,701,707	JPY	6,329,670,500	—	(67,698)
RBC Capital Markets	12/3/2020	USD	60,440,002	JPY	6,302,320,800	—	(67,985)
Citigroup Global Markets	1/6/2021	JPY	6,058,910,100	USD	58,153,627	65,456	—
JP Morgan & Chase Co.	1/6/2021	JPY	6,329,670,500	USD	60,752,161	68,148	—
JP Morgan & Chase Co.	1/6/2021	JPY	2,106,977,000	USD	20,219,577	19,502	—
RBC Capital Markets	1/6/2021	JPY	6,302,320,800	USD	60,489,891	68,086	—

Total unrealized appreciation (depreciation)						$233,769	$(412,608)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$200,591,976	$—	$—	$200,591,976
Short-Term Investments (e)	3,433,871	—	—	3,433,871
Derivatives (f)
Forward Foreign Currency Contracts	—	233,769	—	233,769
Futures Contracts	474,172	—	—	474,172

TOTAL	$204,500,019	$233,769	$—	$204,733,788

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(412,608)	$—	$(412,608)

TOTAL	$—	$(412,608)	$—	$(412,608)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	82

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2020 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$101,468,522	$110,280,066	$427,797,213	$15,964,727
Investment in affiliated securities at value	99,624	—	995,811	64,462
Investment in DWS ESG Liquidity Fund	—	—	639,948	—
Investment in DWS Government Money Market Series	114,870	339,951	—	290,438
Investment in DWS Government & Agency Securities Portfolio*	649,126	542,972	2,203,405	190,232
Cash	—	75	—	—
Foreign currency at value	226,701	263,761	863,140	21,572
Receivable for return of collateral pledged for forward foreign currency contracts	1,740,087	1,527,847	10,221,734	27,354
Unrealized appreciation on forward foreign currency contracts	309,847	283,104	1,750,715	72,763
Deposit with broker for futures contracts	166,501	181,260	1,259,972	33,682
Receivables:
Investment securities sold	2,395,285	1,530,006	13,141,960	280,417
Variation margin on futures contracts	—	—	—	50,372
Dividends	174,992	28,652	360,933	1,631
Interest	17	28	77	9
Securities lending income	918	672	5,913	547
Foreign tax reclaim	92,074	390	937,875	16,335

Total assets	$107,438,564	$114,978,784	$460,178,696	$17,014,541

Liabilities
Due to custodian	$—	$—	$1,679,546	$—
Payable upon return of securities loaned	649,126	542,972	2,203,405	190,232
Unrealized depreciation on forward foreign currency contracts	1,932,328	1,769,611	10,968,751	408,067
Payables:
Investment securities purchased	836,693	51,968	2,944,947	67,795
Investment advisory fees	33,272	59,244	163,961	6,084
Variation margin on futures contracts	55,428	68,856	107,754	—
Deferred foreign tax payable	25,400	41,362	—	—

Total liabilities	3,532,247	2,534,013	18,068,364	672,178

Net Assets, at value	$103,906,317	$112,444,771	$442,110,332	$16,342,363

Net Assets Consist of
Paid-in capital	$94,063,803	$106,094,020	$591,616,743	$17,542,744
Distributable earnings (loss)	9,842,514	6,350,751	(149,506,411)	(1,200,381)

Net Assets, at value	$103,906,317	$112,444,771	$442,110,332	$16,342,363

Number of Common Shares outstanding	3,500,001	4,250,800	14,850,001	500,001

Net Asset Value	$29.69	$26.45	$29.77	$32.68

Investment in non-affiliated securities at cost	$86,636,059	$79,188,396	$444,128,650	$14,903,328

Investment in affiliated securities at cost	$133,200	$—	$2,751,099	$166,993

Value of securities loaned	$989,664	$1,205,729	$3,583,912	$544,745

Investment in DWS ESG Liquidity Fund at cost	$—	$—	$639,948	$—

Investment in DWS Government Money Market Series at cost	$114,870	$339,951	$—	$290,438

Investment in DWS Government & Agency Securities Portfolio at cost*	$649,126	$542,972	$2,203,405	$190,232

Non-cash collateral for securities on loan	$414,032	$771,164	$1,642,653	$389,699

Foreign currency at cost	$222,192	$257,134	$865,955	$21,371

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	83

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2020 (Unaudited)

	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$12,448,258	$200,591,976
Investment in affiliated securities at value	197,085	—
Investment in DWS ESG Liquidity Fund	—	117,684
Investment in DWS Government Money Market Series	119,912	2,629,233
Investment in DWS Government & Agency Securities Portfolio*	—	686,954
Foreign currency at value	845	477,600
Receivable for return of collateral pledged for forward foreign currency contracts	27,883	600,790
Unrealized appreciation on forward foreign currency contracts	61,052	233,769
Deposit with broker for futures contracts	20,367	257,009
Receivables:
Investment securities sold	480,638	2,439,534
Dividends	735	1,144,024
Interest	3	76
Securities lending income	14	576

Total assets	$13,356,792	$209,179,225

Liabilities
Payable upon return of securities loaned	$—	$686,954
Unrealized depreciation on forward foreign currency contracts	319,780	412,608
Payables:
Investment securities purchased	175,056	1,719,868
Investment advisory fees	4,582	73,389
Variation margin on futures contracts	—	80,777

Total liabilities	499,418	2,973,596

Net Assets, at value	$12,857,374	$206,205,629

Net Assets Consist of
Paid-in capital	$21,617,273	$366,907,607
Distributable earnings (loss)	(8,759,899)	(160,701,978)

Net Assets, at value	$12,857,374	$206,205,629

Number of Common Shares outstanding	450,800	4,650,800

Net Asset Value	$28.52	$44.34

Investment in non-affiliated securities at cost	$12,247,324	$186,045,404

Investment in affiliated securities at cost	$598,878	$—

Value of securities loaned	$—	$872,458

Investment in DWS ESG Liquidity Fund at cost	$—	$117,682

Investment in DWS Government Money Market Series at cost	$119,912	$2,629,233

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$686,954

Non-cash collateral for securities on loan	$—	$317,611

Foreign currency at cost	$1,101	$350,837

* Represents collateral on securities loaned.

See Notes to Financial Statements.	84

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2020 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF
Investment Income
Unaffiliated interest income	$—	$—	$3,220	$—
Unaffiliated dividend income*	1,101,582	1,237,925	4,044,340	165,250
Income distributions from affiliated funds	461	306	2,928	112
Affiliated securities lending income	230	123	903	65
Unaffiliated non-cash dividend income	115,375	101,624	939,554	67,029
Unaffiliated securities lending income, net of borrower rebates	9,704	4,445	61,553	6,412

Total investment income	1,227,352	1,344,423	5,052,498	238,868

Expenses
Investment advisory fees	205,810	336,699	1,033,282	40,822
Other expenses	507	747	—	73

Total expenses	206,317	337,446	1,033,282	40,895

Less fees waived (see note 3):
Waiver	(411)	(310)	(2,224)	(99)

Net expenses	205,906	337,136	1,031,058	40,796

Net investment income (loss)	1,021,446	1,007,287	4,021,440	198,072

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(802,014)	(334,863)	(15,681,788)	(337,162)
Investments in affiliates	—	—	(237,788)	(19,634)
In-kind redemptions	2,283,834	—	2,627,384	989,248
In-kind redemptions in affiliates	1,339	—	(433,902)	(35,080)
Futures contracts	715,456	475,108	1,756,437	66,760
Foreign currency transactions	(397)	3,754	(203,111)	8,254
Forward foreign currency contracts	(3,795,424)	(2,219,239)	(24,082,402)	(1,197,786)
Payments by Affiliates (see note 6)	82	878	242	8

Net realized gain (loss)	(1,597,124)	(2,074,362)	(36,254,928)	(525,392)

Net change in unrealized appreciation (depreciation) on:
Investments**	18,144,568	25,890,916	92,652,852	3,519,705
Investments in affiliates	24,247	—	954,374	76,392
Futures contracts	(267,858)	28,495	(387,016)	(19,866)
Foreign currency translations	6,424	11,335	271,334	12,118
Forward foreign currency contracts	(1,417,086)	(1,355,104)	(7,198,882)	(74,223)

Net change in unrealized appreciation (depreciation)	16,490,295	24,575,642	86,292,662	3,514,126

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	14,893,171	22,501,280	50,037,734	2,988,734

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,914,617	$23,508,567	$54,059,174	$3,186,806

* Unaffiliated foreign tax withheld	$122,188	$177,098	$366,609	$25,349
** Net of change in deferred foreign taxes	$25,738	$41,362	$—	$—

See Notes to Financial Statements.	85

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2020 (Unaudited)

	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Investment Income
Unaffiliated interest income	$66	$—
Unaffiliated dividend income*	285,057	1,815,103
Income distributions from affiliated funds	103	1,590
Affiliated securities lending income	1	473
Unaffiliated securities lending income, net of borrower rebates	87	13,926

Total investment income	285,314	1,831,092

Expenses
Investment advisory fees	35,482	456,036
Other expenses	57	1,227

Total expenses	35,539	457,263

Less fees waived (see note 3):
Waiver	(78)	(1,168)

Net expenses	35,461	456,095

Net investment income (loss)	249,853	1,374,997

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(591,742)	(2,050,967)
Investments in affiliates	(53,458)	—
In-kind redemptions	28,221	800,858
In-kind redemptions in affiliates	(129,467)	—
Futures contracts	29,177	668,978
Foreign currency transactions	8,254	60,951
Forward foreign currency contracts	(921,815)	(3,939,277)
Payments by Affiliates (see note 6)	9	21

Net realized gain (loss)	(1,630,821)	(4,459,436)

Net change in unrealized appreciation (depreciation) on:
Investments	2,875,646	33,361,822
Investments in affiliates	241,078	(47)
Futures contracts	(11,930)	(181,816)
Foreign currency translations	10,071	153,676
Forward foreign currency contracts	(73,235)	(2,081,969)

Net change in unrealized appreciation (depreciation)	3,041,630	31,251,666

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1,410,809	26,792,230

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,660,662	$28,167,227

* Unaffiliated foreign tax withheld	$19,793	$201,573

See Notes to Financial Statements.	86

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI All World ex US Hedged Equity ETF		Xtrackers MSCI Emerging Markets Hedged Equity ETF
	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,021,446	$2,323,048	$1,007,287	$2,818,675
Net realized gain (loss)	(1,597,124)	(929,874)	(2,074,362)	2,632,256
Net change in net unrealized appreciation (depreciation)	16,490,295	(2,635,262)	24,575,642	(7,981,539)

Net increase (decrease) in net assets resulting from operations	15,914,617	(1,242,088)	23,508,567	(2,530,608)

Distributions to Shareholders	(911,257)	(3,108,889)	(451,860)	(3,043,154)

Fund Shares Transactions
Proceeds from shares sold	2,713,463	5,902,631	—	7,124,993
Value of shares redeemed	(12,480,284)	(1,340,557)	—	(24,500,575)

Net increase (decrease) in net assets resulting from fund share transactions	(9,766,821)	4,562,074	—	(17,375,582)

Total net increase (decrease) in Net Assets	5,236,539	211,097	23,056,707	(22,949,344)

Net Assets
Beginning of period	98,669,778	98,458,681	89,388,064	112,337,408

End of period	$103,906,317	$98,669,778	$112,444,771	$89,388,064

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,850,001	3,700,001	4,250,800	5,150,800
Shares sold	100,000	200,000	—	300,000
Shares redeemed	(450,000)	(50,000)	—	(1,200,000)

Shares outstanding, end of period	3,500,001	3,850,001	4,250,800	4,250,800

See Notes to Financial Statements.	87

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Europe Hedged Equity ETF		Xtrackers MSCI Eurozone Hedged Equity ETF
	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,021,440	$13,510,669	$198,072	$323,977
Net realized gain (loss)	(36,254,928)	45,709,636	(525,392)	1,822,432
Net change in net unrealized appreciation (depreciation)	86,292,662	(40,400,909)	3,514,126	(2,164,324)

Net increase (decrease) in net assets resulting from operations	54,059,174	18,819,396	3,186,806	(17,915)

Distributions to Shareholders	(6,744,240)	(25,632,832)	(209,610)	(871,374)

Fund Shares Transactions
Proceeds from shares sold	—	93,076,067	—	—
Value of shares redeemed	(92,220,578)	(448,670,118)	(7,711,887)	(9,320,761)

Net increase (decrease) in net assets resulting from fund share transactions	(92,220,578)	(355,594,051)	(7,711,887)	(9,320,761)

Total net increase (decrease) in Net Assets	(44,905,644)	(362,407,487)	(4,734,691)	(10,210,050)

Net Assets
Beginning of period	487,015,976	849,423,463	21,077,054	31,287,104

End of period	$442,110,332	$487,015,976	$16,342,363	$21,077,054

Changes in Shares Outstanding
Shares outstanding, beginning of period	18,100,001	30,000,001	750,001	1,050,001
Shares sold	—	3,100,000	—	—
Shares redeemed	(3,250,000)	(15,000,000)	(250,000)	(300,000)

Shares outstanding, end of period	14,850,001	18,100,001	500,001	750,001

See Notes to Financial Statements.	88

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Germany Hedged Equity ETF		Xtrackers MSCI Japan Hedged Equity ETF
	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$249,853	$163,999	$1,374,997	$5,328,423
Net realized gain (loss)	(1,630,821)	226,042	(4,459,436)	(14,608,871)
Net change in net unrealized appreciation (depreciation)	3,041,630	303,366	31,251,666	39,981,681

Net increase (decrease) in net assets resulting from operations	1,660,662	693,407	28,167,227	30,701,233

Distributions to Shareholders	(218,421)	(538,046)	(5,905,753)	(11,391,476)

Fund Shares Transactions
Proceeds from shares sold	—	—	4,019,027	14,116,878
Value of shares redeemed	(3,898,793)	(8,052,872)	(41,005,175)	(226,135,390)

Net increase (decrease) in net assets resulting from fund share transactions	(3,898,793)	(8,052,872)	(36,986,148)	(212,018,512)

Total net increase (decrease) in Net Assets	(2,456,552)	(7,897,511)	(14,724,674)	(192,708,755)

Net Assets
Beginning of period	15,313,926	23,211,437	220,930,303	413,639,058

End of period	$12,857,374	$15,313,926	$206,205,629	$220,930,303

Changes in Shares Outstanding
Shares outstanding, beginning of period	600,800	900,800	5,550,800	10,900,800
Shares sold	—	—	100,000	400,000
Shares redeemed	(150,000)	(300,000)	(1,000,000)	(5,750,000)

Shares outstanding, end of period	450,800	600,800	4,650,800	5,550,800

See Notes to Financial Statements.	89

DBX ETF Trust

Financial Highlights

Xtrackers MSCI All World ex US Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,
			2020		2019		2018	2017	2016
Net Asset Value, beginning of period	$25.63		$26.61		$27.71		$26.20	$22.62	$26.87

Income (loss) from investment operations:
Net investment income (loss) (a)	0.27		0.62		0.73		0.67	0.64	0.64
Net realized and unrealized gain (loss)	4.03		(0.76)		(1.12)		1.51	3.42	(3.57)

Total from investment operations	4.30		(0.14)		(0.39)		2.18	4.06	(2.93)

Less distributions from:
Net investment income	(0.24)		(0.84)		(0.71)		(0.67)	(0.48)	(0.86)
Net realized gains	—		—		—		—	—	(0.46)

Total distributions	(0.24)		(0.84)		(0.71)		(0.67)	(0.48)	(1.32)

Net Asset Value, end of period	$29.69		$25.63		$26.61		$27.71	$26.20	$22.62

Total Return (%)	16.88	**(b)	(0.78	)(b)	(1.30	)(b)	8.43	18.30	(11.17)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	104		99		98		127	105	68
Ratio of expenses before fee waiver (%)	0.40	*	0.41		0.41		0.40	0.40	0.40
Ratio of expenses after fee waiver (%)	0.40	*	0.41		0.41		0.40	0.40	0.40
Ratio of net investment income (loss) (%)	1.87	*	2.29		2.74		2.46	2.67	2.76
Portfolio turnover rate (%)(c)	7	**	10		13		11	15	24

Xtrackers MSCI Emerging Markets Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,
			2020		2019		2018	2017	2016
Net Asset Value, beginning of period	$21.03		$21.81		$23.91		$21.47	$18.62	$22.43

Income (loss) from investment operations:
Net investment income (loss) (a)	0.24		0.58		0.52		0.41	0.35	0.43
Net realized and unrealized gain (loss)	5.29		(0.74)		(2.02)		2.39	2.81	(3.60)

Total from investment operations	5.53		(0.16)		(1.50)		2.80	3.16	(3.17)

Less distributions from:
Net investment income	(0.11)		(0.62)		(0.60)		(0.36)	(0.31)	(0.64)

Total distributions	(0.11)		(0.62)		(0.60)		(0.36)	(0.31)	(0.64)

Net Asset Value, end of period	$26.45		$21.03		$21.81		$23.91	$21.47	$18.62

Total Return (%)	26.37	**(b)	(1.01	)(b)	(6.18	)(b)	13.09	17.19	(14.32)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	112		89		112		195	188	130
Ratio of expenses before fee waiver (%)	0.65	*	0.66		0.66		0.65	0.65	0.65
Ratio of expenses after fee waiver (%)	0.65	*	0.66		0.66		0.65	0.65	0.65
Ratio of net investment income (loss) (%)	1.85	*	2.62		2.29		1.74	1.74	2.20
Portfolio turnover rate (%)(c)	5	**	20		13		15	43	32

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	90

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Europe Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,
			2020		2019		2018	2017	2016
Net Asset Value, beginning of period	$26.91		$28.31		$28.71		$28.29	$25.65	$29.47

Income (loss) from investment operations:
Net investment income (loss) (a)	0.25		0.52		0.75		0.68	0.76	0.79
Net realized and unrealized gain (loss)	3.00		(1.06	)(b)	(0.26)		0.39	4.40	(3.19)

Total from investment operations	3.25		(0.54)		0.49		1.07	5.16	(2.40)

Less distributions from:
Net investment income	(0.39)		(0.86)		(0.89)		(0.65)	(0.85)	(1.28)
Net realized gains	—		—		—		—	(1.67)	(0.14)

Total distributions	(0.39)		(0.86)		(0.89)		(0.65)	(2.52)	(1.42)

Net Asset Value, end of period	$29.77		$26.91		$28.31		$28.71	$28.29	$25.65

Total Return (%)	12.23	**(c)	(2.16	)(c)	1.88	(c)	3.82	21.77	(8.46)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	442		487		849		1,543	2,747	3,310
Ratio of expenses before fee waiver (%)	0.45	*	0.46		0.47		0.45	0.45	0.45
Ratio of expenses after fee waiver (%)	0.45	*	0.46		0.47		0.45	0.45	0.45
Ratio of net investment income (loss) (%)	1.55	*	1.79		2.67		2.41	2.95	3.08
Portfolio turnover rate (%)(d)	4	**	13		7		11	17	18

Xtrackers MSCI Eurozone Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,
			2020		2019		2018	2017	2016
Net Asset Value, beginning of period	$28.10		$29.80		$30.90		$30.29	$25.64	$29.30

Income (loss) from investment operations:
Net investment income (loss) (a)	0.33		0.40		0.71		0.62	0.73	0.78
Net realized and unrealized gain (loss)	4.53		(1.15)		(1.13)		0.63	4.84	(3.15)

Total from investment operations	4.86		(0.75)		(0.42)		1.25	5.57	(2.37)

Less distributions from:
Net investment income	(0.28)		(0.95)		(0.68)		(0.64)	(0.92)	(1.29)

Total distributions	(0.28)		(0.95)		(0.68)		(0.64)	(0.92)	(1.29)

Net Asset Value, end of period	$32.68		$28.10		$29.80		$30.90	$30.29	$25.64

Total Return (%)	17.42	**(c)	(2.80	)(c)	(1.34	)(c)	4.19	22.56	(8.45)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	16		21		31		42	65	83
Ratio of expenses before fee waiver (%)	0.45	*	0.47		0.47		0.45	0.45	0.45
Ratio of expenses after fee waiver (%)	0.45	*	0.46		0.47		0.45	0.45	0.45
Ratio of net investment income (loss) (%)	1.82	*	1.31		2.42		2.05	2.76	3.11
Portfolio turnover rate (%)(d)	4	**	11		5		14	16	22

(a)	Based on average shares outstanding during the period.
(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	91

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Germany Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,
			2020	2019		2018	2017	2016
Net Asset Value, beginning of period	$25.49		$25.77	$27.93		$27.87	$23.40	$27.34

Income (loss) from investment operations:
Net investment income (loss) (a)	0.44		0.24	0.53		0.57	0.40	0.33
Net realized and unrealized gain (loss)	2.95		0.08	(2.02)		(0.09)	4.78	(2.93)

Total from investment operations	3.39		0.32	(1.49)		0.48	5.18	(2.60)

Less distributions from:
Net investment income	(0.36)		(0.60)	(0.67)		(0.42)	(0.71)	(1.34)

Total distributions	(0.36)		(0.60)	(0.67)		(0.42)	(0.71)	(1.34)

Net Asset Value, end of period	$28.52		$25.49	$25.77		$27.93	$27.87	$23.40

Total Return (%)	13.45	**(b)	1.15 (b)	(5.48	)(b)	1.73	22.93	(9.99)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	13		15	23		36	66	110
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.46		0.45	0.45	0.45
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.46		0.45	0.45	0.45
Ratio of net investment income (loss) (%)	3.17	*	0.90	2.03		2.04	1.63	1.37
Portfolio turnover rate (%)(c)	7	**	14	11		17	12	16

Xtrackers MSCI Japan Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,
			2020	2019		2018	2017	2016
Net Asset Value, beginning of period	$39.80		$37.95	$42.95		$38.65	$34.32	$44.54

Income (loss) from investment operations:
Net investment income (loss) (a)	0.28		0.67	0.64		0.52	0.53	0.48
Net realized and unrealized gain (loss)	5.41		2.27	(4.24)		4.69	4.22	(8.44)

Total from investment operations	5.69		2.94	(3.60)		5.21	4.75	(7.96)

Less distributions from:
Net investment income	(1.15)		(1.09)	(1.40)		(0.91)	(0.42)	(1.39)
Net realized gains	—		—	—		—	—	(0.87)

Total distributions	(1.15)		(1.09)	(1.40)		(0.91)	(0.42)	(2.26)

Net Asset Value, end of period	$44.34		$39.80	$37.95		$42.95	$38.65	$34.32

Total Return (%)	14.67	**(b)	7.88 (b)	(8.59	)(b)	13.74	14.08	(18.65)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	206		221	414		1,153	1,780	1,026
Ratio of expenses before fee waiver (%)	0.45	*	0.46	0.47		0.46	0.45	0.45
Ratio of expenses after fee waiver (%)	0.45	*	0.46	0.47		0.46	0.45	0.45
Ratio of net investment income (loss) (%)	1.36	*	1.69	1.55		1.24	1.50	1.29
Portfolio turnover rate (%)(c)	3	**	12	15		12	22	15

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	92

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2020, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI All World ex US Hedged Equity ETF
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Xtrackers MSCI Europe Hedged Equity ETF
Xtrackers MSCI Eurozone Hedged Equity ETF
Xtrackers MSCI Germany Hedged Equity ETF
Xtrackers MSCI Japan Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Xtrackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Xtrackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Xtrackers MSCI Eurozone Hedged Equity ETF	MSCI EMU IMI US Dollar Hedged Index
Xtrackers MSCI Germany Hedged Equity ETF	MSCI Germany US Dollar Hedged Index
Xtrackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The MSCI EM US Dollar Hedged Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies.

The MSCI Europe US Dollar Hedged Index is designed to provide exposure to the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The MSCI EMU IMI US Dollar Hedged Index is designed to provide exposure to equity securities in countries in the European Monetary Union, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Germany US Dollar Hedged Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Japan US Dollar Hedged Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

93

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF are diversified series of the Trust. Xtrackers MSCI Germany Hedged Equity ETF is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

94

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

95

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2020, the Funds did not incur any interest or penalties.

At May 31, 2020, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers MSCI All World ex US Hedged Equity ETF	$—	$1,496,679	$1,496,679
Xtrackers MSCI Emerging Markets Hedged Equity ETF	10,392,893	7,998,110	18,391,003
Xtrackers MSCI Europe Hedged Equity ETF	—	83,522,829	83,522,829
Xtrackers MSCI Eurozone Hedged Equity ETF	—	1,307,560	1,307,560
Xtrackers MSCI Germany Hedged Equity ETF	1,391,384	5,427,698	6,819,082
Xtrackers MSCI Japan Hedged Equity ETF	72,266,077	95,372,069	167,638,146

As of May 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI All World ex US Hedged Equity ETF	$103,515,665	$(4,460,717)	$13,611,891	$(18,072,608)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	88,614,155	1,424,075	19,587,544	(18,163,469)
Xtrackers MSCI Europe Hedged Equity ETF	614,442,701	(119,640,065)	37,237,135	(156,877,200)
Xtrackers MSCI Eurozone Hedged Equity ETF	24,795,245	(3,041,448)	2,922,037	(5,963,485)
Xtrackers MSCI Germany Hedged Equity ETF	18,942,505	(3,554,536)	1,598,746	(5,153,282)
Xtrackers MSCI Japan Hedged Equity ETF	241,764,331	(21,220,832)	21,699,733	(42,920,565)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

96

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2020, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of November 30, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2020, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2020

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI All World ex US Hedged Equity ETF
Common Stocks	$649,126	$2,071	$10,222	$401,739	$1,063,158

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,063,158

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Common Stocks	$542,972	$1,558	$31,711	$737,895	$1,314,136

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,314,136

Xtrackers MSCI Europe Hedged Equity ETF
Common Stocks	$2,203,405	$8,017	$—	$1,634,636	$3,846,058

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$3,846,058

Xtrackers MSCI Eurozone Hedged Equity ETF
Common Stocks	$190,232	$837	$1,326	$387,536	$579,931

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$579,931

Xtrackers MSCI Japan Hedged Equity ETF
Common Stocks	$686,954	$—	$8,958	$308,653	$1,004,565

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,004,565

As of November 30, 2020, MSCI Germany Hedged Equity ETF had no securities on loan.

Derivatives

Forward Foreign Currency Contracts    Each Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

97

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2020, The Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Eurozone Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Xtrackers MSCI Germany Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF each invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the euro and the Japanese yen, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2020 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the period ended November 30, 2020.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2020, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF utilized futures in order to simulate investments in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2020 is included in a table following the Funds’ Schedule of Investments.

98

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$149,452	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	309,847	Unrealized depreciation on forward foreign currency contracts	1,932,328

	Total	$459,299	Total	$1,932,328

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$157,890	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	283,104	Unrealized depreciation on forward foreign currency contracts	1,769,611

	Total	$440,994	Total	$1,769,611

Xtrackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$264,924	Unrealized depreciation on futures contracts*	$1,030

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,750,715	Unrealized depreciation on forward foreign currency contracts	10,968,751

	Total	$2,015,639	Total	$10,969,781

Xtrackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$1,575

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	72,763	Unrealized depreciation on forward foreign currency contracts	408,067

	Total	$72,763	Total	$409,642

Xtrackers MSCI Germany Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$1,367	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	61,052	Unrealized depreciation on forward foreign currency contracts	319,780

	Total	$62,419	Total	$319,780

Xtrackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$474,172	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	233,769	Unrealized depreciation on forward foreign currency contracts	412,608

	Total	$707,941		$412,608

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

99

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$715,456	$(3,795,424)	$(3,079,968)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	475,108	(2,219,239)	(1,744,131)
Xtrackers MSCI Europe Hedged Equity ETF	1,756,437	(24,082,402)	(22,325,965)
Xtrackers MSCI Eurozone Hedged Equity ETF	66,760	(1,197,786)	(1,131,026)
Xtrackers MSCI Germany Hedged Equity ETF	29,177	(921,815)	(892,638)
Xtrackers MSCI Japan Hedged Equity ETF	668,978	(3,939,277)	(3,270,299)

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$(267,858)	$(1,417,086)	$(1,684,944)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	28,495	(1,355,104)	(1,326,609)
Xtrackers MSCI Europe Hedged Equity ETF	(387,016)	(7,198,882)	(7,585,898)
Xtrackers MSCI Eurozone Hedged Equity ETF	(19,866)	(74,223)	(94,089)
Xtrackers MSCI Germany Hedged Equity ETF	(11,930)	(73,235)	(85,165)
Xtrackers MSCI Japan Hedged Equity ETF	(181,816)	(2,081,969)	(2,263,785)

For the period ended November 30, 2020 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers MSCI All World ex US Hedged Equity ETF	$2,439,441	$(96,885,771)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,733,762	(86,299,246)
Xtrackers MSCI Europe Hedged Equity ETF	13,478,429	(443,929,124)
Xtrackers MSCI Eurozone Hedged Equity ETF	454,739	(17,433,874)
Xtrackers MSCI Germany Hedged Equity ETF	329,282	(14,833,121)
Xtrackers MSCI Japan Hedged Equity ETF	5,981,146	(197,824,127)

As of November 30, 2020, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to

100

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivatives Liabilities
Xtrackers MSCI All World ex US Hedged Equity ETF
Citigroup Global Markets	$71,211	$(71,211)	$—	$—	$456,639	$(71,211)	$(360,087)	$25,341
JP Morgan & Chase Co.	132,667	(132,667)	—	—	805,249	(132,667)	(672,582)	—
RBC Capital Markets	105,969	(105,969)	—	—	670,440	(105,969)	(564,471)	—

	$309,847	$(309,847)	$—	$—	$1,932,328	$(309,847)	$(1,597,140)	$25,341

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Citigroup Global Markets	$83,895	$(83,895)	$—	$—	$371,894	$(83,895)	$(277,847)	$10,152
JP Morgan & Chase Co.	123,193	(123,193)	—	—	744,032	(123,193)	(620,839)	—
RBC Capital Markets	76,016	(76,016)	—	—	653,685	(76,016)	(577,669)	—

	$283,104	$(283,104)	$—	$—	$1,769,611	$(283,104)	$(1,476,355)	$10,152

Xtrackers MSCI Europe Hedged Equity ETF
Citigroup Global Markets	$401,003	$(401,003)	$—	$—	$2,344,245	$(401,003)	$(1,943,242)	$—
JP Morgan & Chase Co.	476,963	(476,963)	—	—	4,237,066	(476,963)	(3,760,103)	—
RBC Capital Markets	872,749	(872,749)	—	—	4,387,440	(872,749)	(3,514,691)	—

	$1,750,715	$(1,750,715)	$—	$—	$10,968,751	$(1,750,715)	$(9,218,036)	$—

Xtrackers MSCI Eurozone Hedged Equity ETF
Citigroup Global Markets	$20,147	$(20,147)	$—	$—	$135,057	$(20,147)	$(7,354)	$107,556
JP Morgan & Chase Co.	9,115	(9,115)	—	—	88,236	(9,115)	—	79,121
RBC Capital Markets	43,501	(43,501)	—	—	184,774	(43,501)	(20,000)	121,273

	$72,763	$(72,763)	$—	$—	$408,067	$(72,763)	$(27,354)	$307,950

Xtrackers MSCI Germany Hedged Equity ETF
Citigroup Global Markets	$7,950	$(7,950)	$—	$—	$44,532	$(7,950)	$(27,883)	$8,699
JP Morgan & Chase Co.	13,443	(13,443)	—	—	130,125	(13,443)	—	116,682
RBC Capital Markets	39,659	(39,659)	—	—	145,123	(39,659)	—	105,464

	$61,052	$(61,052)	$—	$—	$319,780	$(61,052)	$(27,883)	$230,845

Xtrackers MSCI Japan Hedged Equity ETF
Citigroup Global Markets	$71,964	$(71,964)	$—	$—	$135,724	$(71,964)	$(63,760)	$—
JP Morgan & Chase Co.	93,719	(93,719)	—	—	142,190	(93,719)	(30,000)	18,471
RBC Capital Markets	68,086	(68,086)	—	—	134,694	(68,086)	(66,608)	—

	$233,769	$(233,769)	$—	$—	$412,608	$(233,769)	$(160,368)	$18,471

(a)	The actual collateral received or pledged may be more than amount shown.

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

101

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers MSCI All World ex US Hedged Equity ETF	0.40%
Xtrackers MSCI Emerging Markets Hedged Equity ETF	0.65%
Xtrackers MSCI Europe Hedged Equity ETF	0.45%
Xtrackers MSCI Eurozone Hedged Equity ETF	0.45%
Xtrackers MSCI Germany Hedged Equity ETF	0.45%
Xtrackers MSCI Japan Hedged Equity ETF	0.45%

The Advisor for the funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period ended November 30, 2020, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI All World ex US Hedged Equity ETF	$411
Xtrackers MSCI Emerging Markets Hedged Equity ETF	310
Xtrackers MSCI Europe Hedged Equity ETF	2,224
Xtrackers MSCI Eurozone Hedged Equity ETF	99
Xtrackers MSCI Germany Hedged Equity ETF	78
Xtrackers MSCI Japan Hedged Equity ETF	1,168

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$6,610,866	$12,569,696
Xtrackers MSCI Emerging Markets Hedged Equity ETF	5,148,793	8,904,908
Xtrackers MSCI Europe Hedged Equity ETF	17,737,426	56,962,906
Xtrackers MSCI Eurozone Hedged Equity ETF	658,310	1,967,342
Xtrackers MSCI Germany Hedged Equity ETF	1,009,826	1,908,569
Xtrackers MSCI Japan Hedged Equity ETF	6,176,964	15,446,046

102

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For the period ended November 30, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$2,012,915	$10,005,799
Xtrackers MSCI Europe Hedged Equity ETF	—	89,665,432
Xtrackers MSCI Eurozone Hedged Equity ETF	—	7,684,050
Xtrackers MSCI Germany Hedged Equity ETF	—	3,872,342
Xtrackers MSCI Japan Hedged Equity ETF	3,932,842	40,078,080

5. Fund Share Transactions

As of November 30, 2020, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the period ended November 30, 2020, the Advisor agreed to reimburse Xtrackers MSCI All World ex US Hedged Equity ETF $82 for a loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

During the period ended November 30, 2020, the Advisor agreed to reimburse Xtrackers MSCI Emerging Markets Hedged Equity ETF $878 for a loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

During the period ended November 30, 2020, the Advisor agreed to reimburse Xtrackers MSCI Europe Hedged Equity ETF $242 for a loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets.

During the period ended November 30, 2020, the Advisor agreed to reimburse Xtrackers MSCI Eurozone Hedged Equity ETF $8 for a loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets.

During the period ended November 30, 2020, the Advisor agreed to reimburse Xtrackers MSCI Germany Hedged Equity ETF $9 for a loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets.

During the period ended November 30, 2020, the Advisor agreed to reimburse Xtrackers MSCI Japan Hedged Equity ETF $21 for a loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets.

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity

103

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership; custody risks associated with investing through Stock Connect, an RQFII or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; and different and less stringent financial reporting standards. In addition, in November 2020, the President of the United States issued an executive order (“CCMC Order”) prohibiting US persons, including the Funds, from transacting in securities of any Chinese company identified by the Secretary of Defense as a “Communist Chinese military company” (“CCMC”) or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. The prohibition takes effect on January 11, 2021. To the extent that any company in an Underlying Index is identified as CCMC at any time, it may have material adverse effect on a fund’s ability to track its Underlying Index.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2020.

9. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. A Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in a Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on each Fund and reflect the consequences as appropriate in each Fund’s accounting and financial reporting.

104

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

105

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

106

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. DBGR is non-diversified and can take larger positions in fewer issues, increasing each Fund’s potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security and the Fund excludes it, the Fund’s tracking error may increase and the performance of the Fund and Underlying Index may diverge.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated the formal process of withdrawing from the EU. On January 31, 2020, the United Kingdom officially withdrew from the EU pursuant to a withdrawal agreement, providing for a transition period in which the United Kingdom negotiated and finalized a trade deal with the EU, the EU-UK Trade and Cooperation Agreement provisionally applied effective January 1, 2021. As a result, as of January 1, 2021 the United Kingdom is no longer part of the EU customs union and single market, nor is it subject to EU policies and international agreements. The long-term impact of the United Kingdom’s withdrawal from the EU is still unknown and could have adverse economic and political effects on the United Kingdom, the EU and its member countries, and the global economy, including financial markets and asset valuations.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2021 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049077-5 (1/21) DBX004705 (1/22)

November 30, 2020

Semi-Annual Report

DBX ETF Trust

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (ESCR)

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (ESHY)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our six ETFs tracking the fixed income market for the period ended November 30, 2020.

Globally, economic growth rebounded from the COVID-19-induced slump. The US economy grew at record pace as USD 3 trillion of pandemic relief fund injected by the government fueled consumer spending. Although still below the pre-crisis level, employment numbers globally continued to improve towards the end of the review period. The Eurozone economy grew more than expected in the third quarter. However, the region faces the threat of a second wave of infections, which would pressure economic recovery. On the other hand, the Chinese economy remained on a strong footing, aided by the country’s effective virus-control and policy measures to prop up growth.

Governments and central banks across the globe provided unprecedented stimulus packages to pull economies out of deep recession and catalyze momentum. At its November meeting, the Federal Reserve Board held the target range for interest rates at 0-0.25%. The decision was taken to shore up the economy amid the ongoing public health crisis, expected to keep inflation and employment levels depressed going forward. US investment-grade issuance reached record levels following the Federal Reserve’s unprecedented steps to bolster liquidity. On the high-yield side, bond issuers continued their refinancing, limiting the chances of future defaults. Against this backdrop, the European Central Bank signaled additional quantitative easing and expansion of the pandemic emergency purchase program it had announced in June.

People’s Bank of China shifted to a more steady stance in its recent meeting as the economy rallied. Policymakers in several other countries continued their dovish policies to cushion economies from further downfall owing to the pandemic. The Bank of Japan kept overnight interest rates on hold at its October meeting and hinted it would continue to buy Japanese government bonds, as needed, to keep 10-year bond yields at about 0%. Elsewhere, increased funding needs amid the COVID-19 pandemic sent the emerging market sovereign debt sales to $145 billion, which is at the higher end of historical range.

The International Monetary Fund (IMF) forecast a tough road ahead for emerging markets, together with several countries in the Eurozone including the bloc’s largest economies. Germany and France announced fresh lockdowns to curtail the reach of the virus. China, owing to its dependence on hard hit sectors including tourism, commodities and external financing will increase its focus on inbound growth. As countries across the world took measures to contain the pandemic, economic recovery after the collapse in spring has been quite impressive. Markets have interpreted the COVID-19 vaccine news and the likely U.S. election results as a sign of reduced tail risk for credit. Moreover, fiscal and monetary support remains in place, with central banks and governments ready to provide the required stimulus in case of approaching downside risks.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (ESCR)

The Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (the “fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Bloomberg Barclays MSCI US Corpo-rate Sustainability SRI Sector/Credit/Maturity Neutral Index (the “Underlying Index”). The Underlying Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the Bloomberg Barclays US Corporate Index (an investment grade corporate bond universe), resulting in a broad investment grade fixed income market exposure with ESG aspects. It is not possible to invest directly into an index.

Quality* as of November 30, 2020

Description	% of Market Value
AAA	2.3%
AA	7.7%
A	42.8%
BBB	47.2%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or S&P Global Ratings (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of November 30, 2020

United States	87.8%
Canada	4.4%
Japan	2.5%
Other	5.3%

Total	100.0%

Sector Diversification* as of November 30, 2020

Financial	32.1%
Consumer, Non-cyclical	19.6%
Technology	10.3%
Utilities	8.1%
Industrial	8.0%
Communications	7.9%
Energy	6.5%
Consumer, Cyclical	4.4%
Basic Materials	3.1%

Total	100.0%

Modified duration as of November 30, 2020: 8.9 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 9.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)

The Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (the “fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the J.P. Morgan ESG EMBI Global Diversified Sovereign Index (the “Underlying Index”). The Underlying Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan EMBI Global Diversified Sovereign Index, resulting in a broad emerging markets sovereign debt market exposure with ESG aspects. It is not possible to invest directly into an index.

Quality* as of November 30, 2020

Description	% of Market Value
AA	7.4%
A	10.5%
BBB	38.6%
BB	17.0%
B	21.0%
CCC	5.2%
C	0.3%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or S&P Global Ratings (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of November 30, 2020

Saudi Arabia	5.0%
Indonesia	5.0%
Uruguay	4.9%
Qatar	4.7%
United Arab Emirates	4.6%
Panama	4.3%
Oman	4.0%
Brazil	4.0%
Philippines	3.6%
Colombia	3.5%
Dominican Republic	3.4%
Ukraine	2.9%
Mexico	2.8%
Peru	2.7%
Turkey	2.7%
Russia	2.5%
Romania	2.4%
Egypt	2.3%
Ghana	2.3%
Argentina	2.1%
South Africa	2.0%
Other	28.3%

Total	100.0%

Modified duration as of November 30, 2020: 8.4 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percentage of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (ESHY)

The Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (the “fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the J.P. Morgan ESG DM Corporate High Yield USD Index (the “Underlying Index”). The Underlying Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan DM High Yield USD Index (a USD denominated high yield corporate bond index of developed market issuers), resulting in a broad high yield fixed income market expo-sure with ESG aspects. It is not possible to invest directly into an index.

Quality* as of November 30, 2020

Description	% of Market Value
BBB	0.8%
BB	52.6%
B	34.4%
CCC	12.0%
CC	0.2%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or S&P Global Ratings (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of November 30, 2020

United States	87.9%
Canada	4.8%
Luxembourg	1.9%
France	1.5%
Netherlands	1.1%
Cayman Islands	0.8%
Australia	0.7%
United Kingdom	0.4%
Puerto Rico	0.4%
Finland	0.2%
Ireland	0.2%
Malta	0.1%

Total	100.0%

Sector Diversification* as of November 30, 2020

Consumer, Cyclical	20.2%
Consumer, Non-cyclical	16.1%
Energy	15.0%
Communications	14.1%
Financial	12.0%
Industrial	10.6%
Basic Materials	5.4%
Technology	5.0%
Utilities	1.5%
Diversified	0.1%

Total	100.0%

Modified duration as of November 30, 2020: 4.8 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 24.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The Xtrackers Municipal Infrastructure Revenue Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the U.S. long-term tax exempt bond market, consisting of infrastructure revenue bonds. It is not possible to invest directly into an index.

Quality* as of November 30, 2020

Description	% of Market Value
AAA	6.1%
AA	49.0%
A	43.8%
BBB	1.2%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or S&P Global Ratings (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of November 30, 2020

Transportation	35.5%
Airport	25.9%
Water	17.7%
Power	10.5%
General	6.5%
Development	2.8%
Utilities	1.1%

Total	100.0%

Modified duration as of November 30, 2020: 6.5 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 32.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

The Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2020 (27.5% of Net Assets)

Description	% of Net Assets
Novartis AG (Switzerland)	4.9%
Unilever PLC (United Kingdom)	3.9%
Royal Bank of Canada (Canada)	2.8%
Sanofi (France)	2.8%
Siemens AG (Germany)	2.5%
Allianz SE (Germany)	2.4%
GlaxoSmithKline PLC (United Kingdom)	2.2%
Iberdrola SA (Spain)	2.0%
BHP Group Ltd. (Australia)	2.0%
Enel SpA (Italy)	2.0%

Country Diversification* as of November 30, 2020

United Kingdom	14.9%
Switzerland	8.8%
Japan	8.4%
Germany	8.3%
Canada	7.6%
China	6.1%
Hong Kong	5.8%
Australia	5.0%
France	4.1%
Taiwan	3.9%
Italy	3.0%
Spain	3.0%
Russia	2.4%
Saudi Arabia	2.2%
South Korea	2.0%
Brazil	2.0%
Other	12.5%

Total	100.0%

Sector Diversification* as of November 30, 2020

Financials	25.3%
Materials	12.6%
Health Care	11.6%
Consumer Staples	11.1%
Utilities	8.9%
Industrials	8.1%
Communication Services	6.8%
Energy	4.7%
Consumer Discretionary	4.1%
Information Technology	3.4%
Real Estate	3.4%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 38.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

The Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2020 (41.3% of Net Assets)

Description	% of Net Assets
Unilever PLC (United Kingdom)	6.3%
Novartis AG (Switzerland)	5.2%
Sanofi (France)	4.5%
TOTAL SE (France)	4.2%
Siemens AG (Germany)	4.0%
Allianz SE (Germany)	3.9%
GlaxoSmithKline PLC (United Kingdom)	3.6%
Iberdrola SA (Spain)	3.2%
Enel SpA (Italy)	3.2%
British American Tobacco PLC (United Kingdom)	3.2%

Country Diversification* as of November 30, 2020

United Kingdom	24.2%
Japan	13.8%
Germany	13.5%
France	10.9%
Switzerland	9.7%
Hong Kong	5.9%
Australia	4.8%
Italy	4.8%
Spain	4.5%
Singapore	2.3%
Other	5.6%

Total	100.0%

Sector Diversification* as of November 30, 2020

Financials	17.1%
Consumer Staples	16.3%
Health Care	15.8%
Utilities	12.1%
Materials	10.8%
Industrials	10.0%
Communication Services	5.8%
Energy	4.4%
Consumer Discretionary	4.1%
Real Estate	3.1%
Information Technology	0.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the  Fund’s investment portfolio see page 44.

7

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds, except for Xtrackers Municipal Infrastructure Revenue Bond ETF, limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF
Actual	$1,000.00	$1,052.40	0.15%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	0.15%	$0.76
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
Actual	$1,000.00	$1,095.70	0.35%	$1.84
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,102.80	0.20%	$1.05
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01
Xtrackers Municipal Infrastructure Revenue Bond ETF
Actual	$1,000.00	$1,057.10	0.15%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	0.15%	$0.76
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Actual	$1,000.00	$1,154.10	0.20%	$1.08
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Actual	$1,000.00	$1,163.80	0.20%	$1.08
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

8

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF

November 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 99.2%
Basic Materials — 3.1%
Chemicals — 2.3%
Dow Chemical Co. 7.375%, 11/1/29	$20,000	$28,586
2.10%, 11/15/30	10,000	10,248
3.60%, 11/15/50 (a)	5,000	5,576
DuPont de Nemours, Inc. 2.169%, 5/1/23 (a)	10,000	10,170
4.205%, 11/15/23	15,000	16,531
5.419%, 11/15/48	15,000	21,674
Ecolab, Inc. 2.70%, 11/1/26	25,000	27,825
Linde, Inc. 2.00%, 8/10/50	5,000	4,738
LYB International Finance III LLC 3.375%, 5/1/30	25,000	27,987
LyondellBasell Industries NV 4.625%, 2/26/55	10,000	12,270
Nutrien Ltd. 3.15%, 10/1/22	20,000	20,863
5.00%, 4/1/49	15,000	20,851
Sherwin-Williams Co. 2.95%, 8/15/29	5,000	5,548
4.50%, 6/1/47	20,000	26,662

(Cost $215,957)		239,529

Forest Products & Paper — 0.1%
International Paper Co. 4.80%, 6/15/44
(Cost $10,847)	10,000	13,292

Iron/Steel — 0.4%
Nucor Corp. 3.95%, 5/1/28	20,000	23,518
Steel Dynamics, Inc. 2.80%, 12/15/24	10,000	10,716

(Cost $31,269)		34,234

Mining — 0.3%
Newmont Corp. 2.25%, 10/1/30	20,000	21,010
4.875%, 3/15/42	5,000	6,871
Teck Resources Ltd. 3.90%, 7/15/30	5,000	5,464

(Cost $29,896)		33,345

Communications — 7.9%
Advertising — 0.1%
Omnicom Group, Inc. 2.45%, 4/30/30
(Cost $10,352)	10,000	10,625

Internet — 1.3%
Alphabet, Inc. 3.375%, 2/25/24	10,000	10,957
1.998%, 8/15/26	25,000	26,806
Amazon.com, Inc. 5.20%, 12/3/25	15,000	18,197

	Principal Amount	Value
Internet (Continued)
1.50%, 6/3/30	$25,000	$25,587
4.25%, 8/22/57	20,000	28,504
eBay, Inc. 3.80%, 3/9/22	5,000	5,193
4.00%, 7/15/42	15,000	17,305

(Cost $129,022)		132,549

Media — 1.7%
Discovery Communications LLC 3.45%, 3/15/25	25,000	27,430
5.20%, 9/20/47	10,000	12,752
4.00%, 9/15/55, 144A	10,000	11,143
TWDC Enterprises 18 Corp.
MTN, 2.95%, 6/15/27 (a)	15,000	16,674
Walt Disney Co. 1.75%, 8/30/24	25,000	25,918
3.70%, 3/23/27	35,000	40,248
2.75%, 9/1/49	10,000	10,261
4.70%, 3/23/50	15,000	20,941
3.60%, 1/13/51	5,000	5,952
3.80%, 5/13/60	5,000	6,199

(Cost $163,390)		177,518

Telecommunications — 4.8%
Cisco Systems, Inc. 2.20%, 9/20/23	5,000	5,242
5.50%, 1/15/40	10,000	15,152
Corning, Inc. 5.35%, 11/15/48	15,000	21,350
4.375%, 11/15/57	5,000	6,212
Deutsche Telekom International Finance BV 8.75%, 6/15/30	10,000	15,885
Orange SA 5.50%, 2/6/44	6,000	8,848
Rogers Communications, Inc. 4.10%, 10/1/23	10,000	10,934
4.50%, 3/15/43	10,000	12,737
4.30%, 2/15/48	5,000	6,387
Telefonica Europe BV 8.25%, 9/15/30	30,000	45,993
TELUS Corp. 3.70%, 9/15/27	25,000	28,469
Verizon Communications, Inc. 3.376%, 2/15/25	25,000	27,785
4.016%, 12/3/29	35,000	41,833
4.40%, 11/1/34	25,000	31,636
4.272%, 1/15/36	20,000	25,158
4.812%, 3/15/39	20,000	26,719
5.012%, 4/15/49	5,000	7,103
5.012%, 8/21/54	5,000	7,237
4.672%, 3/15/55	40,000	55,343
2.987%, 10/30/56, 144A	25,000	26,540
Vodafone Group PLC 4.375%, 5/30/28	15,000	18,023
4.375%, 2/19/43	20,000	24,674
5.25%, 5/30/48	10,000	13,712
4.25%, 9/17/50	5,000	6,144

(Cost $425,991)		489,116

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical — 4.4%
Apparel — 0.3%
NIKE, Inc. 2.375%, 11/1/26	$10,000	$10,923
3.625%, 5/1/43	15,000	18,421

(Cost $25,447)		29,344

Auto Manufacturers — 1.1%
American Honda Finance Corp.
MTN, 2.15%, 9/10/24	40,000	42,229
Cummins, Inc. 1.50%, 9/1/30	10,000	10,041
Toyota Motor Credit Corp.
MTN, 2.90%, 3/30/23	25,000	26,454
GMTN, 3.45%, 9/20/23	10,000	10,835
3.65%, 1/8/29	25,000	29,495

(Cost $113,920)		119,054

Office Furnishings — 0.1%
Steelcase, Inc. 5.125%, 1/18/29
(Cost $5,368)	5,000	5,824

Retail — 2.8%
Darden Restaurants, Inc. 3.85%, 5/1/27	5,000	5,460
Home Depot, Inc. 3.00%, 4/1/26	20,000	22,307
2.70%, 4/15/30	45,000	50,085
3.90%, 6/15/47	5,000	6,384
4.50%, 12/6/48	5,000	7,008
3.50%, 9/15/56	10,000	12,289
Lowe’s Cos., Inc. 3.65%, 4/5/29	30,000	34,983
4.375%, 9/15/45	6,000	7,648
4.55%, 4/5/49	10,000	13,497
Starbucks Corp. 4.00%, 11/15/28	25,000	29,651
4.50%, 11/15/48	5,000	6,518
3.50%, 11/15/50	5,000	5,757
Target Corp. 2.50%, 4/15/26	30,000	33,080
4.00%, 7/1/42	6,000	8,125
TJX Cos., Inc. 2.25%, 9/15/26	8,000	8,617
Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	20,000	22,210
4.80%, 11/18/44	6,000	6,920
4.65%, 6/1/46	10,000	11,558

(Cost $263,686)		292,097

Toys/Games/Hobbies — 0.1%
Hasbro, Inc. 3.90%, 11/19/29
(Cost $6,079)	6,000	6,729

	Principal Amount	Value
Consumer, Non-cyclical — 19.4%
Agriculture — 0.2%
Archer-Daniels-Midland Co. 4.50%, 3/15/49
(Cost $18,975)	$15,000	$21,715

Beverages — 2.3%
Coca-Cola Co. 1.75%, 9/6/24	10,000	10,490
2.875%, 10/27/25	5,000	5,561
3.45%, 3/25/30	40,000	47,226
4.20%, 3/25/50	10,000	13,659
Keurig Dr Pepper, Inc. 2.55%, 9/15/26	50,000	54,545
4.597%, 5/25/28	10,000	12,123
PepsiCo, Inc. 2.75%, 3/5/22	20,000	20,715
2.75%, 3/19/30	30,000	33,649
4.45%, 4/14/46	6,000	8,356
4.00%, 5/2/47	10,000	12,850
3.625%, 3/19/50	10,000	12,623

(Cost $216,117)		231,797

Biotechnology — 2.1%
Amgen, Inc. 3.625%, 5/22/24	30,000	32,856
3.125%, 5/1/25	10,000	10,971
4.40%, 5/1/45	25,000	31,870
3.375%, 2/21/50	5,000	5,580
4.663%, 6/15/51	14,000	18,981
Baxalta, Inc. 5.25%, 6/23/45	15,000	21,108
Biogen, Inc. 4.05%, 9/15/25	10,000	11,439
5.20%, 9/15/45	15,000	20,077
Gilead Sciences, Inc. 2.95%, 3/1/27	15,000	16,599
1.65%, 10/1/30	10,000	9,996
4.00%, 9/1/36	15,000	18,202
4.75%, 3/1/46	5,000	6,607
4.15%, 3/1/47	10,000	12,306

(Cost $197,560)		216,592

Commercial Services — 0.5%
IHS Markit Ltd. 4.75%, 8/1/28	10,000	12,100
Moody’s Corp. 5.25%, 7/15/44	10,000	13,794
PayPal Holdings, Inc. 2.85%, 10/1/29	5,000	5,568
3.25%, 6/1/50	10,000	11,537
RELX Capital, Inc. 4.00%, 3/18/29	5,000	5,943
S&P Global, Inc. 2.30%, 8/15/60	5,000	4,789

(Cost $50,722)		53,731

Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.
MTN, 4.00%, 8/15/45	5,000	6,866

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Cosmetics/Personal Care (Continued)
Estee Lauder Cos., Inc. 2.00%, 12/1/24	$30,000	$31,765
Procter & Gamble Co. 2.30%, 2/6/22	15,000	15,374
2.85%, 8/11/27	11,000	12,384
3.60%, 3/25/50 (a)	5,000	6,832

(Cost $69,240)		73,221

Food — 1.8%
Campbell Soup Co. 4.15%, 3/15/28	5,000	5,888
Conagra Brands, Inc. 4.30%, 5/1/24	30,000	33,484
5.40%, 11/1/48	5,000	7,231
General Mills, Inc. 3.20%, 2/10/27	10,000	11,321
4.70%, 4/17/48	10,000	14,030
Kroger Co. 4.50%, 1/15/29	30,000	37,033
4.45%, 2/1/47	5,000	6,437
McCormick & Co., Inc. 3.40%, 8/15/27	5,000	5,658
Mondelez International, Inc. 2.75%, 4/13/30	10,000	10,976
Sysco Corp. 3.75%, 10/1/25	5,000	5,622
3.25%, 7/15/27	25,000	27,637
6.60%, 4/1/50	10,000	15,559

(Cost $160,239)		180,876

Healthcare-Products — 0.8%
Abbott Laboratories 3.40%, 11/30/23	10,000	10,855
4.75%, 4/15/43	15,000	21,303
4.90%, 11/30/46	6,000	8,981
Medtronic, Inc. 3.50%, 3/15/25	3,000	3,366
4.625%, 3/15/45	6,000	8,555
Thermo Fisher Scientific, Inc. 4.15%, 2/1/24	15,000	16,597
4.497%, 3/25/30	5,000	6,290
4.10%, 8/15/47 (a)	5,000	6,673

(Cost $75,472)		82,620

Healthcare-Services — 1.3%
Aetna, Inc. 3.875%, 8/15/47	5,000	6,034
Anthem, Inc. 2.25%, 5/15/30	10,000	10,523
3.125%, 5/15/50	15,000	16,569
HCA, Inc. 4.75%, 5/1/23	15,000	16,396
4.125%, 6/15/29	5,000	5,788
5.50%, 6/15/47	7,000	9,310
5.25%, 6/15/49	10,000	13,267
Humana, Inc.
3.125%, 8/15/29	30,000	33,326

	Principal Amount	Value
Healthcare-Services (Continued)
Laboratory Corp. of America Holdings 3.60%, 2/1/25	$10,000	$11,090
Quest Diagnostics, Inc. 2.95%, 6/30/30	5,000	5,530
2.80%, 6/30/31	5,000	5,503

(Cost $120,816)		133,336

Household Products/Wares — 0.3%
Clorox Co. 3.50%, 12/15/24	15,000	16,610
Kimberly-Clark Corp. 2.875%, 2/7/50	15,000	17,155

(Cost $31,516)		33,765

Pharmaceuticals — 9.4%
AbbVie, Inc. 3.80%, 3/15/25	20,000	22,364
3.60%, 5/14/25	60,000	66,796
4.25%, 11/14/28	50,000	60,420
4.70%, 5/14/45	25,000	32,620
4.875%, 11/14/48	5,000	6,821
4.25%, 11/21/49	25,000	31,698
AmerisourceBergen Corp. 4.30%, 12/15/47	10,000	12,180
AstraZeneca PLC 4.00%, 1/17/29	5,000	6,037
1.375%, 8/6/30	5,000	4,951
6.45%, 9/15/37	10,000	15,611
4.375%, 11/16/45	10,000	13,444
Becton Dickinson and Co. 4.669%, 6/6/47	10,000	13,164
Bristol-Myers Squibb Co. 2.60%, 5/16/22	30,000	31,019
3.40%, 7/26/29	40,000	46,783
4.25%, 10/26/49	25,000	33,988
Cardinal Health, Inc. 3.41%, 6/15/27	20,000	22,539
Cigna Corp. 3.75%, 7/15/23	10,000	10,830
4.375%, 10/15/28	45,000	54,203
4.80%, 7/15/46	10,000	13,350
4.90%, 12/15/48	12,000	16,565
CVS Health Corp. 4.10%, 3/25/25	10,000	11,334
3.875%, 7/20/25	45,000	50,813
4.30%, 3/25/28	5,000	5,879
3.25%, 8/15/29	35,000	39,033
4.78%, 3/25/38	10,000	12,704
5.125%, 7/20/45	25,000	33,718
5.05%, 3/25/48	20,000	27,023
Eli Lilly and Co. 2.35%, 5/15/22	10,000	10,313
3.95%, 3/15/49	5,000	6,610
2.25%, 5/15/50	10,000	9,779
GlaxoSmithKline Capital PLC 3.375%, 6/1/29	15,000	17,357

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Pharmaceuticals (Continued)
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	$10,000	$10,552
3.875%, 5/15/28	10,000	11,902
Johnson & Johnson 2.05%, 3/1/23	20,000	20,714
2.625%, 1/15/25 (a)	10,000	10,860
5.95%, 8/15/37	10,000	15,704
3.70%, 3/1/46	15,000	19,351
3.50%, 1/15/48	5,000	6,363
2.45%, 9/1/60	5,000	5,270
Merck & Co., Inc. 2.80%, 5/18/23	25,000	26,545
4.15%, 5/18/43	5,000	6,631
3.70%, 2/10/45	10,000	12,618
4.00%, 3/7/49	5,000	6,640
Novartis Capital Corp. 2.75%, 8/14/50	20,000	22,020
Sanofi 3.625%, 6/19/28	5,000	5,891
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23	20,000	21,228
3.20%, 9/23/26	15,000	16,770
Zoetis, Inc. 4.70%, 2/1/43	5,000	6,850
4.45%, 8/20/48	5,000	6,706

(Cost $885,229)		972,561

Energy — 6.5%
Oil & Gas — 4.1%
BP Capital Markets America, Inc. 3.017%, 1/16/27	30,000	32,904
4.234%, 11/6/28	5,000	5,967
3.00%, 2/24/50	10,000	10,433
BP Capital Markets PLC 3.279%, 9/19/27	10,000	11,187
Chevron Corp. 3.191%, 6/24/23	10,000	10,672
1.554%, 5/11/25	10,000	10,391
2.954%, 5/16/26	15,000	16,618
2.236%, 5/11/30	5,000	5,382
3.078%, 5/11/50	5,000	5,593
ConocoPhillips Co. 4.30%, 11/15/44	7,000	8,813
5.95%, 3/15/46	15,000	22,905
Devon Energy Corp. 5.85%, 12/15/25	25,000	28,913
Exxon Mobil Corp. 2.709%, 3/6/25	15,000	16,190
2.44%, 8/16/29	3,000	3,226
2.61%, 10/15/30	40,000	43,760
3.567%, 3/6/45	5,000	5,723
3.095%, 8/16/49	5,000	5,324
4.327%, 3/19/50	10,000	12,964
Hess Corp.
3.50%, 7/15/24	20,000	20,821
Husky Energy, Inc. 4.40%, 4/15/29	10,000	10,713

	Principal Amount	Value
Oil & Gas (Continued)
Marathon Oil Corp. 4.40%, 7/15/27	$5,000	$5,459
Noble Energy, Inc. 5.05%, 11/15/44	5,000	6,840
4.95%, 8/15/47	5,000	6,925
Phillips 66 4.30%, 4/1/22	15,000	15,759
5.875%, 5/1/42	10,000	13,708
4.875%, 11/15/44	7,000	8,877
Suncor Energy, Inc. 6.50%, 6/15/38	10,000	13,366
4.00%, 11/15/47	10,000	10,701
Total Capital International SA 3.70%, 1/15/24	10,000	10,979
3.455%, 2/19/29	10,000	11,556
3.127%, 5/29/50	5,000	5,499
Valero Energy Corp. 2.85%, 4/15/25	5,000	5,259
3.40%, 9/15/26	15,000	16,190

(Cost $382,654)		419,617

Oil & Gas Services — 0.7%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/47	8,000	9,237
Halliburton Co. 3.80%, 11/15/25	1,000	1,107
2.92%, 3/1/30 (a)	50,000	51,503
National Oilwell Varco, Inc. 3.95%, 12/1/42	2,000	1,976
Schlumberger Investment SA 3.65%, 12/1/23	5,000	5,388

(Cost $56,623)		69,211

Pipelines — 1.7%
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	10,000	11,619
Enbridge, Inc. 4.00%, 10/1/23	10,000	10,845
3.70%, 7/15/27	40,000	44,978
ONEOK, Inc. 2.75%, 9/1/24	20,000	20,930
4.35%, 3/15/29	25,000	27,411
5.20%, 7/15/48	5,000	5,462
TransCanada Pipelines Ltd. 4.10%, 4/15/30	15,000	17,534
7.625%, 1/15/39	13,000	20,417
4.875%, 5/15/48	15,000	19,393

(Cost $156,785)		178,589

Financial — 31.8%
Banks — 20.6%
Bank of New York Mellon Corp.
MTN, 2.20%, 8/16/23	5,000	5,233
MTN, 3.95%, 11/18/25	55,000	63,944
MTN, 3.30%, 8/23/29	10,000	11,455

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Banks (Continued)
Bank of Nova Scotia 3.40%, 2/11/24	$30,000	$32,606
4.50%, 12/16/25	15,000	17,287
Canadian Imperial Bank of Commerce 2.606%, 7/22/23	25,000	25,907
Citigroup, Inc. 4.50%, 1/14/22	50,000	52,383
3.875%, 10/25/23	5,000	5,500
3.875%, 3/26/25	10,000	11,160
3.30%, 4/27/25	10,000	11,110
4.40%, 6/10/25	10,000	11,457
4.45%, 9/29/27	65,000	76,310
4.125%, 7/25/28	20,000	23,347
2.976%, 11/5/30	5,000	5,474
2.666%, 1/29/31	60,000	64,635
4.75%, 5/18/46	10,000	13,450
4.65%, 7/23/48	40,000	55,698
Cooperatieve Rabobank UA 5.25%, 5/24/41	10,000	14,801
Credit Suisse Group AG 4.55%, 4/17/26	15,000	17,589
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 9/15/22	35,000	37,038
Deutsche Bank AG 3.70%, 5/30/24 (b)	10,000	10,744
Discover Bank 3.45%, 7/27/26	15,000	16,736
Goldman Sachs Group, Inc. 3.625%, 1/22/23	55,000	58,653
4.00%, 3/3/24	15,000	16,583
MTN, 3.85%, 7/8/24	10,000	11,015
3.50%, 1/23/25	10,000	11,002
3.50%, 11/16/26	65,000	72,931
3.80%, 3/15/30	30,000	35,196
6.25%, 2/1/41	20,000	31,566
MTN, 4.80%, 7/8/44	5,000	6,972
5.15%, 5/22/45	5,000	7,038
4.75%, 10/21/45 (a)	30,000	42,046
HSBC Holdings PLC 6.10%, 1/14/42	20,000	30,068
HSBC USA, Inc. 3.50%, 6/23/24	170,000	185,093
ING Groep NV 3.95%, 3/29/27	10,000	11,509
KeyCorp
MTN, 4.10%, 4/30/28	5,000	5,910
M&T Bank Corp. 3.55%, 7/26/23	30,000	32,484
Mitsubishi UFJ Financial Group, Inc. 3.407%, 3/7/24	15,000	16,280
3.287%, 7/25/27	20,000	22,437
4.05%, 9/11/28	75,000	89,129
3.741%, 3/7/29	5,000	5,834
Morgan Stanley 2.75%, 5/19/22	50,000	51,722
Series F, 3.875%, 4/29/24	15,000	16,594
GMTN, 3.70%, 10/23/24	15,000	16,686
MTN, 2.72%, 7/22/25 (a)	25,000	26,746

	Principal Amount	Value
Banks (Continued)
MTN, 3.125%, 7/27/26	$5,000	$5,590
GMTN, 4.35%, 9/8/26	10,000	11,749
GMTN, 2.699%, 1/22/31	75,000	81,585
4.30%, 1/27/45	5,000	6,801
4.375%, 1/22/47	15,000	20,827
GMTN, 5.597%, 3/24/51 (a)	25,000	40,387
PNC Financial Services Group, Inc. 3.90%, 4/29/24	20,000	22,073
2.20%, 11/1/24	55,000	58,246
3.45%, 4/23/29	5,000	5,777
Royal Bank of Canada
GMTN, 2.25%, 11/1/24	30,000	31,886
Santander Holdings USA, Inc. 4.40%, 7/13/27	10,000	11,345
Santander UK PLC 4.00%, 3/13/24	10,000	11,013
State Street Corp. 3.10%, 5/15/23	10,000	10,650
3.152%, 3/30/31	30,000	34,510
Sumitomo Mitsui Financial Group, Inc. 3.784%, 3/9/26	5,000	5,692
2.632%, 7/14/26	30,000	32,590
3.364%, 7/12/27	75,000	84,785
Toronto-Dominion Bank
MTN, 1.90%, 12/1/22	25,000	25,787
GMTN, 3.50%, 7/19/23	10,000	10,828
MTN, 1.15%, 6/12/25	30,000	30,661
Truist Bank 3.00%, 2/2/23	25,000	26,351
3.20%, 4/1/24	5,000	5,424
Truist Financial Corp.
MTN, 3.05%, 6/20/22	75,000	77,980
MTN, 3.70%, 6/5/25	15,000	16,899
Westpac Banking Corp. 2.50%, 6/28/22	55,000	56,910
3.35%, 3/8/27	15,000	17,060

(Cost $1,977,260)		2,130,764

Diversified Financial Services — 3.7%
Ally Financial, Inc. 4.625%, 3/30/25	50,000	56,891
American Express Co. 3.40%, 2/27/23	25,000	26,612
4.05%, 12/3/42	10,000	12,686
American Express Credit Corp.
MTN, 3.30%, 5/3/27	5,000	5,677
BlackRock, Inc. 3.20%, 3/15/27	30,000	33,836
Charles Schwab Corp. 4.625%, 3/22/30	10,000	12,727
CME Group, Inc. 3.75%, 6/15/28	15,000	17,739
5.30%, 9/15/43	5,000	7,541
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	25,000	28,853

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Diversified Financial Services (Continued)
Intercontinental Exchange, Inc. 4.00%, 10/15/23	$50,000	$55,050
Mastercard, Inc. 2.00%, 3/3/25	20,000	21,262
2.95%, 11/21/26	10,000	11,246
3.80%, 11/21/46	15,000	19,187
Visa, Inc. 2.80%, 12/14/22	10,000	10,491
3.15%, 12/14/25	5,000	5,585
2.75%, 9/15/27	20,000	22,323
4.15%, 12/14/35	15,000	19,580
3.65%, 9/15/47	10,000	12,838

(Cost $353,516)		380,124

Insurance — 3.3%
Aflac, Inc. 3.60%, 4/1/30 (a)	5,000	5,900
Allstate Corp. 4.20%, 12/15/46	20,000	26,472
Arch Capital Group Ltd. 3.635%, 6/30/50	5,000	5,920
Chubb INA Holdings, Inc. 3.35%, 5/3/26	40,000	45,235
4.35%, 11/3/45	5,000	6,833
Equitable Holdings, Inc. 4.35%, 4/20/28	10,000	11,838
Lincoln National Corp. 3.35%, 3/9/25	40,000	43,868
Manulife Financial Corp. 4.15%, 3/4/26	10,000	11,711
Marsh & McLennan Cos., Inc. 4.375%, 3/15/29	10,000	12,237
Principal Financial Group, Inc. 2.125%, 6/15/30	10,000	10,456
Progressive Corp. 2.45%, 1/15/27	25,000	27,320
4.125%, 4/15/47	3,000	4,018
Prudential Financial, Inc.
MTN, 2.10%, 3/10/30 (a)	25,000	26,597
MTN, 4.60%, 5/15/44	10,000	13,101
3.905%, 12/7/47	25,000	30,413
Travelers Cos., Inc. 3.75%, 5/15/46	30,000	37,729
Voya Financial, Inc. 3.65%, 6/15/26	5,000	5,736
Willis North America, Inc. 2.95%, 9/15/29	10,000	11,059
5.05%, 9/15/48	5,000	7,059

(Cost $312,237)		343,502

Real Estate Investment Trusts — 4.2%
Alexandria Real Estate Equities, Inc. 3.375%, 8/15/31	25,000	28,539
American Tower Corp. 3.50%, 1/31/23	15,000	15,970
3.80%, 8/15/29	7,000	8,108
2.90%, 1/15/30	20,000	21,850

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
AvalonBay Communities, Inc.
GMTN, 4.20%, 12/15/23	$30,000	$32,998
Boston Properties LP 3.85%, 2/1/23	20,000	21,288
3.40%, 6/21/29	10,000	11,042
Crown Castle International Corp. 3.65%, 9/1/27	20,000	22,624
3.80%, 2/15/28	6,000	6,850
2.25%, 1/15/31	20,000	20,753
Duke Realty LP 3.75%, 12/1/24	20,000	22,114
Equinix, Inc. 2.625%, 11/18/24	25,000	26,675
ERP Operating LP 4.50%, 7/1/44	20,000	26,183
Healthpeak Properties, Inc. 3.00%, 1/15/30	20,000	21,946
Kimco Realty Corp. 3.40%, 11/1/22	20,000	21,040
4.25%, 4/1/45	15,000	16,543
Prologis LP 4.375%, 2/1/29	20,000	24,676
Ventas Realty LP 4.40%, 1/15/29	25,000	29,140
Welltower, Inc. 3.625%, 3/15/24	15,000	16,328
Weyerhaeuser Co. 4.00%, 4/15/30	30,000	35,265

(Cost $398,893)		429,932

Industrial — 7.9%
Building Materials — 0.8%
Carrier Global Corp. 1.923%, 2/15/23, 144A	35,000	36,041
3.577%, 4/5/50, 144A	10,000	11,338
Johnson Controls International PLC 4.50%, 2/15/47	15,000	19,592
Owens Corning 4.30%, 7/15/47	15,000	17,825

(Cost $74,188)		84,796

Electrical Components & Equipment — 0.1%
Emerson Electric Co. 2.75%, 10/15/50 (Cost $5,137)	5,000	5,387

Electronics — 0.5%
Agilent Technologies, Inc. 3.20%, 10/1/22	10,000	10,443
Fortive Corp. 3.15%, 6/15/26	10,000	11,079
Roper Technologies, Inc. 3.80%, 12/15/26	30,000	34,545

(Cost $52,419)		56,067

Environmental Control — 0.5%
Republic Services, Inc. 3.55%, 6/1/22	15,000	15,592

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Environmental Control (Continued)
2.30%, 3/1/30	$5,000	$5,317
3.05%, 3/1/50	5,000	5,572
Waste Connections, Inc. 2.60%, 2/1/30	5,000	5,383
Waste Management, Inc. 3.15%, 11/15/27	10,000	11,321
4.10%, 3/1/45	5,000	6,341

(Cost $47,922)		49,526

Hand/Machine Tools — 0.3%
Stanley Black & Decker, Inc. 2.90%, 11/1/22
(Cost $25,787)	25,000	26,216

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc. 2.60%, 6/26/22	30,000	30,911
3.803%, 8/15/42	5,000	6,423
3.25%, 9/19/49	15,000	17,835

(Cost $51,003)		55,169

Machinery-Diversified — 0.7%
Deere & Co. 2.60%, 6/8/22	20,000	20,579
3.10%, 4/15/30	10,000	11,526
3.90%, 6/9/42	10,000	12,908
John Deere Capital Corp.
MTN, 3.45%, 3/13/25	10,000	11,190
Otis Worldwide Corp. 3.362%, 2/15/50	15,000	17,377

(Cost $67,834)		73,580

Miscellaneous Manufacturing — 1.2%
3M Co.
MTN, 2.25%, 3/15/23	20,000	20,872
MTN, 3.25%, 2/14/24	5,000	5,448
MTN, 4.00%, 9/14/48	15,000	19,486
Eaton Corp. 4.15%, 11/2/42	15,000	18,915
Illinois Tool Works, Inc. 3.50%, 3/1/24	10,000	10,885
Ingersoll-Rand Global Holding Co. Ltd. 4.25%, 6/15/23	20,000	21,874
4.30%, 2/21/48	10,000	12,776
Parker-Hannifin Corp. 3.25%, 6/14/29	10,000	11,370

(Cost $113,952)		121,626

Packaging & Containers — 0.1%
Bemis Co., Inc. 2.63%, 6/19/30	5,000	5,374
Sonoco Products Co. 3.125%, 5/1/30	5,000	5,545

(Cost $10,810)		10,919

Transportation — 3.2%
Canadian Pacific Railway Co. 2.90%, 2/1/25	10,000	10,869
CSX Corp. 4.25%, 3/15/29	12,000	14,532

	Principal Amount	Value
Transportation (Continued)
2.40%, 2/15/30	$30,000	$32,602
3.80%, 11/1/46	25,000	30,651
FedEx Corp. 4.25%, 5/15/30	20,000	24,343
5.25%, 5/15/50	20,000	28,563
Norfolk Southern Corp. 4.05%, 8/15/52	35,000	45,241
Ryder System, Inc.
MTN, 2.875%, 6/1/22	15,000	15,505
Union Pacific Corp. 2.95%, 3/1/22	10,000	10,331
3.70%, 3/1/29	10,000	11,744
2.40%, 2/5/30	20,000	21,710
3.799%, 10/1/51	5,000	6,172
3.839%, 3/20/60	25,000	30,936
United Parcel Service, Inc. 4.45%, 4/1/30	30,000	37,818
3.75%, 11/15/47	10,000	12,624

(Cost $302,341)		333,641

Technology — 10.2%
Computers — 4.3%
Apple, Inc. 2.40%, 5/3/23	35,000	36,756
3.00%, 2/9/24	35,000	37,660
3.20%, 5/13/25	17,000	18,926
3.20%, 5/11/27	25,000	28,373
4.45%, 5/6/44	15,000	20,728
3.85%, 8/4/46	20,000	25,893
3.75%, 11/13/47	15,000	19,189
2.95%, 9/11/49	10,000	11,441
Dell International LLC / EMC Corp. 6.02%, 6/15/26, 144A	25,000	30,376
5.30%, 10/1/29, 144A	35,000	42,340
Hewlett Packard Enterprise Co. 4.40%, 10/15/22	25,000	26,639
4.90%, 10/15/25	10,000	11,656
6.35%, 10/15/45	10,000	13,236
HP, Inc. 3.40%, 6/17/30	15,000	16,570
International Business Machines Corp. 1.875%, 8/1/22	20,000	20,540
3.625%, 2/12/24	15,000	16,473
1.95%, 5/15/30	20,000	20,685
4.00%, 6/20/42	15,000	19,072
4.25%, 5/15/49	10,000	13,321
Seagate HDD Cayman 4.875%, 6/1/27	6,000	6,858
4.091%, 6/1/29, 144A	4,000	4,432

(Cost $401,847)		441,164

Semiconductors — 1.7%
Analog Devices, Inc. 3.90%, 12/15/25	5,000	5,707
Applied Materials, Inc. 4.35%, 4/1/47	3,000	4,159
Intel Corp. 2.35%, 5/11/22	5,000	5,142

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Semiconductors (Continued)
3.70%, 7/29/25	$20,000	$22,638
3.15%, 5/11/27	25,000	28,239
4.10%, 5/11/47	15,000	19,368
4.95%, 3/25/60	10,000	15,246
Lam Research Corp. 4.875%, 3/15/49	2,000	2,899
2.875%, 6/15/50 (a)	5,000	5,433
Micron Technology, Inc. 4.64%, 2/6/24	25,000	27,868
NVIDIA Corp. 2.85%, 4/1/30	12,000	13,469
3.70%, 4/1/60	10,000	12,949
Texas Instruments, Inc. 4.15%, 5/15/48 (a)	5,000	6,912

(Cost $154,849)		170,029

Software — 4.2%
Activision Blizzard, Inc. 3.40%, 9/15/26	10,000	11,342
2.50%, 9/15/50	5,000	4,843
Fidelity National Information Services, Inc. 3.50%, 4/15/23	15,000	15,943
Fiserv, Inc. 4.20%, 10/1/28	40,000	47,661
3.50%, 7/1/29	10,000	11,478
Microsoft Corp. 2.40%, 8/8/26	20,000	21,826
3.30%, 2/6/27	20,000	22,860
3.50%, 2/12/35	10,000	12,465
4.45%, 11/3/45	30,000	42,893
3.70%, 8/8/46	10,000	12,901
2.525%, 6/1/50	25,000	27,036
3.95%, 8/8/56	5,000	6,905
2.675%, 6/1/60	5,000	5,521
Oracle Corp.
3.40%, 7/8/24	10,000	10,935
2.50%, 4/1/25	40,000	42,945
2.95%, 5/15/25	10,000	10,930
2.95%, 4/1/30	20,000	22,458
4.30%, 7/8/34	25,000	31,966
4.00%, 7/15/46	10,000	12,225
4.00%, 11/15/47	10,000	12,261
3.85%, 4/1/60	25,000	30,992
salesforce.com, Inc. 3.70%, 4/11/28	5,000	5,881
VMware, Inc. 4.70%, 5/15/30	10,000	12,221

(Cost $394,024)		436,488

Utilities — 8.0%
Electric — 6.7%
AEP Texas, Inc.
Series I, 2.10%, 7/1/30	10,000	10,500
CenterPoint Energy Houston Electric LLC
Series Z, 2.40%, 9/1/26	15,000	16,192
Series AC, 4.25%, 2/1/49	10,000	13,360

	Principal Amount	Value
Electric (Continued)
CenterPoint Energy, Inc. 2.95%, 3/1/30	$15,000	$16,458
CMS Energy Corp. 3.00%, 5/15/26	5,000	5,516
Commonwealth Edison Co. 4.00%, 3/1/48	5,000	6,388
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/30	10,000	11,575
Series 20B, 3.95%, 4/1/50	45,000	56,061
4.625%, 12/1/54	5,000	6,801
Consumers Energy Co. 3.50%, 8/1/51	25,000	30,710
Emera US Finance LP 3.55%, 6/15/26	10,000	11,201
Eversource Energy
Series N, 3.80%, 12/1/23	20,000	21,938
3.45%, 1/15/50	25,000	29,324
Exelon Corp. 4.05%, 4/15/30	50,000	59,427
4.70%, 4/15/50	15,000	20,370
Exelon Generation Co. LLC 3.25%, 6/1/25	40,000	43,113
Interstate Power and Light Co. 3.25%, 12/1/24	10,000	11,005
Kentucky Utilities Co. 3.30%, 6/1/50	20,000	22,859
Public Service Electric and Gas Co.
MTN, 2.25%, 9/15/26	5,000	5,392
MTN, 3.80%, 3/1/46	25,000	31,065
Public Service Enterprise Group, Inc.
2.65%, 11/15/22	25,000	26,065
Puget Energy, Inc. 3.65%, 5/15/25	10,000	11,097
4.10%, 6/15/30, 144A	15,000	17,024
Puget Sound Energy, Inc. 3.25%, 9/15/49	10,000	11,237
San Diego Gas & Electric Co.
Series RRR, 3.75%, 6/1/47	20,000	23,928
Sempra Energy 4.05%, 12/1/23	10,000	10,949
3.25%, 6/15/27	10,000	11,090
4.00%, 2/1/48	5,000	5,975
Southwestern Electric Power Co.
Series K, 2.75%, 10/1/26	60,000	64,868
Tampa Electric Co. 4.45%, 6/15/49	10,000	13,255
Tucson Electric Power Co. 4.00%, 6/15/50	10,000	12,445
WEC Energy Group, Inc. 3.55%, 6/15/25	30,000	33,476
Wisconsin Power and Light Co. 3.00%, 7/1/29	15,000	17,082

(Cost $659,018)		687,746

Gas — 0.9%
Atmos Energy Corp. 3.375%, 9/15/49	20,000	23,411

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Gas (Continued)
NiSource, Inc. 3.49%, 5/15/27	$15,000	$16,899
4.375%, 5/15/47	15,000	19,341
Southern California Gas Co.
Series VV, 4.30%, 1/15/49	25,000	33,023

(Cost $82,031)		92,674

Water — 0.4%
American Water Capital Corp. 3.40%, 3/1/25	10,000	11,061
2.80%, 5/1/30	5,000	5,529
3.45%, 5/1/50	15,000	17,947
Essential Utilities, Inc. 3.351%, 4/15/50	10,000	11,228

(Cost $47,098)		45,765

TOTAL CORPORATE BONDS
(Cost $9,385,338)		10,226,002

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d) (Cost $43,260)	43,260	$43,260

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $33,933)	33,933	33,933

TOTAL INVESTMENTS — 99.9% (Cost $9,462,531)		$10,303,195
Other assets and liabilities, net — 0.1%		6,967

NET ASSETS — 100.0%		$10,310,162

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
CORPORATE BONDS — 0.1%
Financial — 0.1%
Deutsche Bank AG, 3.70%, 5/30/24 (b)
10,139	—		—	—	605	184	—	10,000	10,744
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d)
10,080	33,180	(e)	—	—	—	11	—	43,260	43,260
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
83,235	345,823		(395,125)	—	—	12	—	33,933	33,933

103,454	379,003		(395,125)	—	605	207	—	87,193	87,937

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $165,585, which is 1.6% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $126,153.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (Continued)

November 30, 2020 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$10,226,002	$—	$10,226,002
Short-Term Investments (f)	77,193	—	—	77,193

TOTAL	$77,193	$10,226,002	$—	$10,303,195

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

November 30, 2020 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS — 98.4%
Argentina — 2.1%
Argentine Republic Government International Bond 1.00%, 7/9/29	$65,589	$28,006
Step-Up Coupon, 0.125% to 07/09/21, 0.50% to 07/09/23, 0.75% to 07/09/27, 1.75% to 07/09/30	417,753	163,968
Step-Up Coupon, 0.125% to 07/09/21, 1.125% to 07/09/22, 1.50% to 07/09/23, 3.625% to 07/09/24, 4.125% to 07/09/27, 4.75% to 07/09/28, 5.00% to 07/09/35	534,246	188,589
Step-Up Coupon, 0.125% to 07/09/21, 2.00% to 07/09/22, 3.85% to 07/09/23, 4.25% to 07/09/24, 5.00% to 07/09/38	295,407	117,277
Step-Up Coupon, 0.125% to 07/09/21, 2.50% to 07/09/22, 3.50% to 07/09/29, 4.875% to 07/09/41	275,000	100,375
Step-Up Coupon, 0.125% to 07/09/21, 1.125% to 07/09/22, 1.50% to 07/09/23, 3.625% to 07/09/24, 4.125% to 07/09/27, 4.375% to 07/09/28, 5.00% to 07/09/46	55,000	19,690

(Cost $772,402)		617,905

Armenia — 0.8%
Republic of Armenia International Bond 7.15%, 3/26/25, REGS
(Cost $221,229)	200,000	224,448

Azerbaijan — 0.7%
Republic of Azerbaijan International Bond 4.75%, 3/18/24, REGS
(Cost $215,230)	200,000	218,428

Bahrain — 1.4%
Bahrain Government International Bond 6.125%, 7/5/22, REGS	200,000	209,608
6.00%, 9/19/44, REGS	200,000	203,755

(Cost $405,718)		413,363

Barbados — 0.2%
Barbados Government International Bond 6.50%, 10/1/29, REGS
(Cost $48,570)	50,000	48,500

Belarus — 0.7%
Republic of Belarus Ministry of Finance 5.875%, 2/24/26, REGS
(Cost $187,256)	200,000	202,084

Belize — 0.0%
Belize Government International Bond, 2/20/34, REGS
(Cost $10,905)	25,617	12,040

	Principal Amount	Value
Bolivia — 0.3%
Bolivian Government International Bond 5.95%, 8/22/23, REGS
(Cost $97,465)	$100,000	$101,865

Brazil — 4.0%
Brazilian Government International Bond 6.00%, 4/7/26	200,000	237,775
4.625%, 1/13/28	200,000	222,739
4.50%, 5/30/29	200,000	221,079
8.25%, 1/20/34	195,000	281,960
7.125%, 1/20/37	55,000	73,937
5.625%, 1/7/41	125,000	147,656

(Cost $1,096,365)		1,185,146

Chile — 1.6%
Chile Government International Bond 3.24%, 2/6/28	200,000	224,721
3.86%, 6/21/47	200,000	240,500

(Cost $435,474)		465,221

China — 0.8%
China Government International Bond 3.50%, 10/19/28, REGS
(Cost $236,362)	200,000	235,087

Colombia — 3.4%
Colombia Government International Bond 4.00%, 2/26/24	200,000	215,047
3.875%, 4/25/27	200,000	220,112
6.125%, 1/18/41	150,000	198,975
5.625%, 2/26/44	75,000	95,737
5.00%, 6/15/45	250,000	301,563

(Cost $945,322)		1,031,434

Costa Rica — 1.8%
Costa Rica Government International Bond 4.25%, 1/26/23, REGS	200,000	189,200
4.375%, 4/30/25, REGS	200,000	179,029
7.158%, 3/12/45, REGS	200,000	175,800

(Cost $532,086)		544,029

Croatia — 0.7%
Croatia Government International Bond 5.50%, 4/4/23, 144A
(Cost $210,750)	200,000	220,835

Dominican Republic — 3.3%
Dominican Republic International Bond 6.875%, 1/29/26, REGS	200,000	232,180
6.00%, 7/19/28, REGS	100,000	114,156
4.875%, 9/23/32, REGS	150,000	160,875
7.45%, 4/30/44, REGS	275,000	340,175
6.85%, 1/27/45, REGS	125,000	145,937

(Cost $878,545)		993,323

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Ecuador — 1.6%
Ecuador Government International Bond Zero Coupon, 7/31/30, 144A	$55,739	$24,665
Step-Up Coupon, 0.50% to 07/31/21, 5.00% to 07/31/22, 5.50% to 07/31/23, 6.00% to 07/31/24, 6.90% to 07/31/30, 144A	190,375	120,983
Step-Up Coupon, 0.50% to 07/31/21, 1.00% to 07/31/22, 2.50% to 07/31/23, 3.50% to 07/31/24, 5.50% to 07/31/25, 6.90% to 07/31/35, 144A	428,387	234,114
Step-Up Coupon, 0.50% to 07/31/22, 1.50% to 07/31/23, 2.50% to 07/31/24, 5.00% to 07/31/26, 5.50% to 07/31/27, 6.00% to 07/31/28, 6.50% to 07/31/29, 6.90% to 07/31/40, 144A	178,625	88,330

(Cost $543,812)		468,092

Egypt — 2.2%
Egypt Government International Bond 7.50%, 1/31/27, REGS	200,000	225,003
7.60%, 3/1/29, 144A	200,000	223,510
7.60%, 3/1/29, REGS	200,000	223,509

(Cost $613,718)		672,022

El Salvador — 1.0%
El Salvador Government International Bond 6.375%, 1/18/27, REGS	40,000	35,440
8.625%, 2/28/29, REGS	60,000	56,310
7.65%, 6/15/35, 144A	110,000	97,020
7.65%, 6/15/35, REGS	135,000	119,070

(Cost $308,384)		307,840

Gabon — 0.7%
Gabon Government International Bond 6.625%, 2/6/31, REGS
(Cost $198,000)	200,000	197,207

Ghana — 2.2%
Ghana Government International Bond 8.125%, 1/18/26, REGS	200,000	215,243
8.125%, 3/26/32, REGS	250,000	255,009
7.875%, 2/11/35, REGS	200,000	195,704

(Cost $601,148)		665,956

Guatemala — 0.8%
Guatemala Government Bond 4.90%, 6/1/30, REGS
(Cost $209,550)	200,000	229,972

Honduras — 0.2%
Honduras Government International Bond 6.25%, 1/19/27, REGS
(Cost $56,633)	50,000	57,125

Hungary — 1.4%
Hungary Government International Bond 5.375%, 2/21/23	100,000	110,217
5.75%, 11/22/23	96,000	109,819

	Principal Amount	Value
Hungary (Continued)
5.375%, 3/25/24	$26,000	$29,729
7.625%, 3/29/41	100,000	178,793

(Cost $396,317)		428,558

Indonesia — 4.9%
Indonesia Government International Bond 5.875%, 1/15/24, REGS	100,000	115,207
4.10%, 4/24/28	200,000	232,552
4.75%, 2/11/29	200,000	243,489
3.85%, 10/15/30	250,000	292,597
7.75%, 1/17/38, REGS	200,000	317,757
5.25%, 1/17/42, REGS	200,000	262,605

(Cost $1,399,796)		1,464,207

Ivory Coast — 0.6%
Ivory Coast Government International Bond 5.75%, 12/31/32, REGS
(Cost $164,056)	166,000	166,931

Jamaica — 0.9%
Jamaica Government International Bond 7.875%, 7/28/45
(Cost $215,673)	200,000	272,200

Jordan — 0.7%
Jordan Government International Bond 5.75%, 1/31/27, REGS
(Cost $206,846)	200,000	216,299

Kazakhstan — 1.1%
Kazakhstan Government International Bond 6.50%, 7/21/45, REGS
(Cost $297,370)	200,000	323,719

Kenya — 0.7%
Kenya Government International Bond 7.25%, 2/28/28, REGS
(Cost $198,673)	200,000	220,215

Kuwait — 0.8%
Kuwait International Government Bond 3.50%, 3/20/27, REGS
(Cost $218,669)	200,000	227,996

Lebanon — 0.0%
Lebanon Government International Bond 6.85%, 5/25/29*(a)
(Cost $22,500)	25,000	3,649

Malaysia — 0.9%
Malaysia Sovereign Sukuk Bhd 3.043%, 4/22/25, 144A
(Cost $264,816)	250,000	274,089

Mexico — 2.7%
Mexico Government International Bond 3.60%, 1/30/25	200,000	219,012
MTN, 8.30%, 8/15/31	50,000	74,750
Series A, MTN, 7.50%, 4/8/33	50,000	71,866
Series A, MTN, 6.75%, 9/27/34	10,000	13,873
6.05%, 1/11/40	26,000	34,110
MTN, 4.75%, 3/8/44	90,000	104,000

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Mexico (Continued)
5.55%, 1/21/45 (b)	$25,000	$31,906
4.60%, 1/23/46	100,000	114,092
4.60%, 2/10/48	75,000	85,560
4.50%, 1/31/50	50,000	56,751
GMTN, 5.75%, 10/12/10	10,000	12,556

(Cost $760,662)		818,476

Mongolia — 0.7%
Mongolia Government International Bond 5.125%, 12/5/22, REGS
(Cost $182,688)	200,000	208,000

Namibia — 0.7%
Namibia International Bonds 5.25%, 10/29/25, REGS
(Cost $211,000)	200,000	210,464

Oman — 4.0%
Oman Government International Bond 4.875%, 2/1/25, REGS	200,000	199,750
4.75%, 6/15/26, REGS	200,000	193,290
5.625%, 1/17/28, REGS	200,000	196,847
6.00%, 8/1/29, REGS	200,000	199,175
6.75%, 1/17/48, REGS	200,000	185,788
Oman Sovereign Sukuk Co. 5.932%, 10/31/25, REGS	200,000	216,948

(Cost $1,098,633)		1,191,798

Panama — 4.2%
Panama Bonos del Tesoro Series A, 5.625%, 7/25/22	46,000	49,222
Panama Government International Bond 3.75%, 3/16/25	100,000	109,915
7.125%, 1/29/26	100,000	126,857
3.875%, 3/17/28	150,000	170,228
6.70%, 1/26/36	175,000	257,785
4.50%, 4/1/56	250,000	318,750
3.87%, 7/23/60	200,000	233,752

(Cost $1,195,213)		1,266,509

Paraguay — 1.7%
Paraguay Government International Bond 5.00%, 4/15/26, REGS (b)	200,000	231,502
6.10%, 8/11/44, REGS	200,000	266,500

(Cost $474,317)		498,002

Peru — 2.7%
Peruvian Government International Bond 4.125%, 8/25/27	275,000	320,326
2.783%, 1/23/31	100,000	108,226
8.75%, 11/21/33	100,000	166,970
6.55%, 3/14/37	40,000	59,772
5.625%, 11/18/50	100,000	153,179

(Cost $783,086)		808,473

Philippines — 3.5%
Philippine Government International Bond 3.00%, 2/1/28	100,000	110,856
3.75%, 1/14/29	200,000	233,509

	Principal Amount	Value
Philippines (Continued)
9.50%, 2/2/30	$200,000	$329,765
6.375%, 10/23/34	100,000	146,977
3.70%, 2/2/42	200,000	233,942

(Cost $1,023,913)		1,055,049

Poland — 1.6%
Republic of Poland Government International Bond 3.00%, 3/17/23	250,000	264,961
3.25%, 4/6/26	200,000	225,975

(Cost $475,140)		490,936

Qatar — 4.6%
Qatar Government International Bond 4.00%, 3/14/29, REGS	200,000	236,681
9.75%, 6/15/30, 144A	320,000	544,296
6.40%, 1/20/40, 144A	100,000	158,014
6.40%, 1/20/40, REGS	100,000	158,013
5.103%, 4/23/48, REGS	200,000	286,505

(Cost $1,294,173)		1,383,509

Romania — 2.3%
Romanian Government International Bond 6.75%, 2/7/22, REGS	200,000	214,349
3.00%, 2/14/31, REGS	100,000	107,146
6.125%, 1/22/44, 144A	70,000	99,115
5.125%, 6/15/48, 144A	50,000	64,465
5.125%, 6/15/48, REGS	126,000	162,452
4.00%, 2/14/51, REGS	50,000	54,873

(Cost $657,388)		702,400

Russia — 2.4%
Russian Foreign Bond — Eurobond 4.875%, 9/16/23, REGS	200,000	219,900
4.375%, 3/21/29, 144A	200,000	231,998
5.25%, 6/23/47, REGS	200,000	272,162

(Cost $692,130)		724,060

Saudi Arabia — 4.9%
Saudi Government International Bond 3.25%, 10/26/26, REGS	250,000	276,212
4.375%, 4/16/29, REGS	200,000	236,719
4.50%, 4/17/30, REGS	200,000	240,735
2.75%, 2/3/32, REGS	200,000	211,009
4.50%, 10/26/46, REGS	200,000	245,988
5.00%, 4/17/49, REGS	200,000	265,750

(Cost $1,411,552)		1,476,413

Senegal — 0.7%
Senegal Government International Bond 6.25%, 7/30/24, REGS
(Cost $200,918)	200,000	219,155

South Africa — 2.0%
Republic of South Africa Government International Bond 4.30%, 10/12/28	200,000	202,138
5.65%, 9/27/47	200,000	192,252

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
South Africa (Continued)
6.30%, 6/22/48	$200,000	$205,628

(Cost $561,198)		600,018

Sri Lanka — 1.3%
Sri Lanka Government International Bond 5.75%, 4/18/23, REGS	200,000	136,000
7.85%, 3/14/29, 144A	200,000	119,000
7.55%, 3/28/30, REGS	200,000	119,000

(Cost $464,510)		374,000

Trinidad and Tobago — 0.7%
Trinidad & Tobago Government International Bond 4.375%, 1/16/24, REGS
(Cost $208,174)	200,000	211,329

Turkey — 2.7%
Turkey Government International Bond 7.375%, 2/5/25	55,000	59,886
4.25%, 4/14/26	200,000	192,758
4.875%, 10/9/26	200,000	196,069
11.875%, 1/15/30	140,000	197,887
6.875%, 3/17/36	100,000	104,035
7.25%, 3/5/38	50,000	53,885

(Cost $771,662)		804,520

Ukraine — 2.8%
Ukraine Government International Bond 7.75%, 9/1/24, REGS	100,000	109,566
7.75%, 9/1/25, 144A	100,000	110,228
7.75%, 9/1/26, 144A	100,000	110,919
7.75%, 9/1/27, REGS	250,000	277,964
9.75%, 11/1/28, REGS	200,000	238,469

(Cost $791,245)		847,146

United Arab Emirates — 4.5%
Abu Dhabi Government International Bond 3.125%, 10/11/27, REGS	200,000	224,500
2.50%, 9/30/29, REGS	400,000	431,557
3.875%, 4/16/50, REGS	200,000	248,673
Emirate of Dubai Government International Bonds
Series E, MTN, 5.25%, 1/30/43, REGS	200,000	232,216

	Principal Amount	Value
United Arab Emirates (Continued)
Sharjah Sukuk Ltd. 3.764%, 9/17/24	$200,000	$215,479

(Cost $1,322,938)		1,352,425

Uruguay — 4.9%
Uruguay Government International Bond 4.375%, 1/23/31	400,000	484,130
7.875%, 1/15/33	70,000	110,500
7.625%, 3/21/36	30,000	47,717
5.10%, 6/18/50	390,000	537,441
4.975%, 4/20/55	200,000	272,250

(Cost $1,315,926)		1,452,038

Zambia — 0.3%
Zambia Government International Bond 8.97%, 7/30/27, REGS*(a)
(Cost $100,198)	200,000	95,500

TOTAL SOVEREIGN BONDS (Cost $28,206,304)		$29,500,005

	Number of Shares
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d)
(Cost $142,800)	142,800	142,800

CASH EQUIVALENTS — 4.9%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
(Cost $1,476,936)	1,476,936	1,476,936

TOTAL INVESTMENTS — 103.8% (Cost $29,826,040)		$31,119,741
Other assets and liabilities, net — (3.8%)		(1,137,491)

NET ASSETS — 100.0%		$29,982,250

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d)
—	142,800(e	)	—	—	—	14	—	142,800	142,800

CASH EQUIVALENTS — 4.9%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
127,325	3,529,712		(2,180,101)	—	—	48	—	1,476,936	1,476,936

127,325	3,672,512		(2,180,101)	—	—	62	—	1,619,736	1,619,736

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

November 30, 2020 (Unaudited)

*	Non-income producing security.
(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $158,045, which is 0.5% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $19,699.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (f)	$—	$29,500,005	$—	$29,500,005
Short-Term Investments (f)	1,619,736	—	—	1,619,736

TOTAL	$1,619,736	$29,500,005	$—	$31,119,741

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

November 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 96.9%
Basic Materials — 5.2%
Chemicals — 2.0%
CF Industries, Inc. 5.375%, 3/15/44	$48,000	$60,810
Ingevity Corp., 144A 4.50%, 2/1/26	45,000	45,948
Kraton Polymers LLC / Kraton Polymers Capital Corp., 144A 7.00%, 4/15/25	34,000	35,169
Methanex Corp. 5.25%, 12/15/29	25,000	26,335
NOVA Chemicals Corp., 144A 4.875%, 6/1/24	50,000	51,594
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 144A 5.375%, 9/1/25	15,000	15,366
Tronox, Inc., 144A 6.50%, 4/15/26 (a)	30,000	31,199
Valvoline, Inc., 144A 4.25%, 2/15/30	30,000	31,620

(Cost $266,696)		298,041

Forest Products & Paper — 0.2%
Mercer International, Inc.
7.375%, 1/15/25
(Cost $20,361)	21,000	21,748

Iron/Steel — 0.6%
Allegheny Technologies, Inc. 7.875%, 8/15/23	10,000	10,851
Big River Steel LLC / BRS Finance Corp., 144A 6.625%, 1/31/29	23,000	24,423
Cleveland-Cliffs, Inc. 5.875%, 6/1/27	25,000	24,969
United States Steel Corp. 6.875%, 8/15/25 (a)	25,000	23,328

(Cost $69,313)		83,571

Mining — 2.4%
Alcoa Nederland Holding BV, 144A 5.50%, 12/15/27	25,000	27,113
Arconic Corp., 144A 6.00%, 5/15/25	23,000	24,798
Compass Minerals International, Inc., 144A 6.75%, 12/1/27	25,000	27,590
FMG Resources August 2006 Pty Ltd., 144A 5.125%, 5/15/24	98,000	106,024
Freeport-McMoRan, Inc. 5.40%, 11/14/34	75,000	93,047
Hudbay Minerals, Inc. 7.625%, 1/15/25, 144A	21,000	21,932
6.125%, 4/1/29, 144A	6,000	6,467
Novelis Corp., 144A 5.875%, 9/30/26	48,000	50,400

(Cost $320,625)		357,371

	Principal Amount	Value
Communications — 13.6%
Advertising — 0.5%
Lamar Media Corp. 3.75%, 2/15/28	$50,000	$50,594
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A 5.00%, 8/15/27	25,000	25,635

(Cost $74,325)		76,229

Internet — 0.3%
NortonLifeLock, Inc., 144A
5.00%, 4/15/25
(Cost $50,753)	50,000	51,055

Media — 5.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 144A
4.75%, 3/1/30	100,000	106,220
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/24	75,000	75,102
CSC Holdings LLC, 144A 5.75%, 1/15/30	100,000	108,375
Diamond Sports Group LLC / Diamond Sports Finance Co., 144A
5.375%, 8/15/26	25,000	19,422
DISH DBS Corp. 5.875%, 11/15/24	50,000	53,250
Gray Television, Inc., 144A 7.00%, 5/15/27	50,000	55,187
Houghton Mifflin Harcourt Publishers, Inc., 144A
9.00%, 2/15/25 (a)	25,000	24,867
iHeartCommunications, Inc., 144A 4.75%, 1/15/28	50,000	50,584
Nexstar Broadcasting, Inc., 144A 5.625%, 7/15/27 (a)	50,000	53,391
Quebecor Media, Inc. 5.75%, 1/15/23	100,000	108,350
TEGNA, Inc., 144A 4.625%, 3/15/28	50,000	51,188
Univision Communications, Inc., 144A 5.125%, 2/15/25	50,000	50,406
UPC Holding BV, 144A 5.50%, 1/15/28	100,000	105,938

(Cost $805,278)		862,280

Telecommunications — 6.9%
Altice France SA, 144A 7.375%, 5/1/26	200,000	210,210
CenturyLink, Inc.
Series W, 6.75%, 12/1/23	100,000	111,092
CommScope, Inc. 6.00%, 3/1/26, 144A	50,000	52,816
8.25%, 3/1/27, 144A	50,000	53,938
Connect Finco SARL / Connect US Finco LLC, 144A 6.75%, 10/1/26	50,000	51,892

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
Embarq Corp. 7.995%, 6/1/36	$25,000	$30,077
Frontier Communications Corp., 144A 5.875%, 10/15/27	15,000	15,816
Intrado Corp., 144A 8.50%, 10/15/25	12,000	11,497
Level 3 Financing, Inc. 5.375%, 5/1/25	50,000	51,421
4.25%, 7/1/28, 144A	25,000	25,837
Ligado Networks LLC, 144A 15.50%, 11/1/23, PIK	50,000	48,500
Nokia OYJ 6.625%, 5/15/39	25,000	31,502
Sprint Capital Corp. 8.75%, 3/15/32	50,000	76,832
Telecom Italia Capital SA 7.721%, 6/4/38	50,000	68,572
ViaSat, Inc., 144A 5.625%, 9/15/25	50,000	50,938
Vodafone Group PLC 7.00%, 4/4/79	50,000	61,536
Zayo Group Holdings, Inc., 144A 6.125%, 3/1/28	50,000	52,731

(Cost $951,827)		1,005,207

Consumer, Cyclical — 19.6%
Airlines — 0.7%
American Airlines, Inc., 144A 11.75%, 7/15/25	40,000	44,300
Delta Air Lines, Inc. 7.375%, 1/15/26	50,000	56,279

(Cost $83,765)		100,579

Apparel — 0.4%
Hanesbrands, Inc., 144A 4.625%, 5/15/24	40,000	42,125
William Carter Co., 144A 5.50%, 5/15/25	15,000	15,928

(Cost $56,021)		58,053

Auto Manufacturers — 3.4%
Ford Motor Co. 7.45%, 7/16/31	50,000	62,844
Ford Motor Credit Co. LLC 2.979%, 8/3/22	200,000	201,000
5.125%, 6/16/25	200,000	216,190
Tesla, Inc., 144A 5.30%, 8/15/25	12,000	12,506

(Cost $446,644)		492,540

Auto Parts & Equipment — 2.0%
American Axle & Manufacturing, Inc. 6.25%, 4/1/25 (a)	100,000	103,616
Clarios Global LP / Clarios US Finance Co., 144A 8.50%, 5/15/27	33,000	35,571

	Principal Amount	Value
Auto Parts & Equipment (Continued)
Cooper-Standard Automotive, Inc., 144A 5.625%, 11/15/26	$25,000	$20,228
Dana Financing Luxembourg SARL, 144A 5.75%, 4/15/25	50,000	52,281
Goodyear Tire & Rubber Co. 5.00%, 5/31/26 (a)	45,000	45,976
Tenneco, Inc. 5.00%, 7/15/26	10,000	9,019
ZF North America Capital, Inc., 144A 4.75%, 4/29/25	20,000	21,175

(Cost $249,469)		287,866

Distribution/Wholesale — 1.7%
American Builders & Contractors Supply Co., Inc., 144A 4.00%, 1/15/28	50,000	51,960
Avient Corp., 144A 5.75%, 5/15/25	25,000	26,750
Core & Main LP, 144A 6.125%, 8/15/25	50,000	51,344
HD Supply, Inc., 144A 5.375%, 10/15/26	50,000	53,094
Performance Food Group, Inc., 144A 5.50%, 10/15/27	37,000	39,426
Wolverine Escrow LLC, 144A 9.00%, 11/15/26	38,000	31,991

(Cost $238,469)		254,565

Entertainment — 2.2%
Caesars Entertainment, Inc., 144A 6.25%, 7/1/25	40,000	42,632
Caesars Resort Collection LLC / CRC Finco, Inc., 144A 5.25%, 10/15/25	50,000	50,066
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 5.375%, 4/15/27	30,000	30,206
Cinemark USA, Inc. 4.875%, 6/1/23	25,000	23,711
International Game Technology PLC, 144A 6.50%, 2/15/25	65,000	71,825
Scientific Games International, Inc., 144A 8.25%, 3/15/26	50,000	53,715
Six Flags Entertainment Corp., 144A 4.875%, 7/31/24	15,000	14,968
Speedway Motorsports LLC / Speedway Funding II, Inc., 144A 4.875%, 11/1/27	15,000	14,813
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A 7.00%, 7/15/26	25,000	26,484

(Cost $295,912)		328,420

Food Service — 0.2%
Aramark Services, Inc., 144A 5.00%, 4/1/25
(Cost $34,978)	34,000	34,986

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Home Builders — 1.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 144A 6.25%, 9/15/27	$20,000	$21,137
K Hovnanian Enterprises, Inc., 144A 10.50%, 2/15/26	25,000	25,875
KB Home 7.625%, 5/15/23	20,000	22,150
MDC Holdings, Inc. 3.85%, 1/15/30	50,000	54,211
Picasso Finance Sub, Inc., 144A 6.125%, 6/15/25	25,000	26,786
Taylor Morrison Communities, Inc., 144A 5.75%, 1/15/28	30,000	34,144
Toll Brothers Finance Corp. 4.875%, 3/15/27	25,000	28,747

(Cost $200,050)		213,050

Housewares — 0.6%
Newell Brands, Inc. 4.70%, 4/1/26
(Cost $86,456)	80,000	86,300

Leisure Time — 1.1%
Carnival Corp.
11.50%, 4/1/23, 144A	25,000	28,505
9.875%, 8/1/27, 144A	15,000	17,616
NCL Corp. Ltd., 144A
3.625%, 12/15/24	35,000	31,329
Royal Caribbean Cruises Ltd., 144A 9.125%, 6/15/23	80,000	86,700

(Cost $144,166)		164,150

Lodging — 2.2%
Hilton Domestic Operating Co., Inc., 144A 5.75%, 5/1/28	147,000	158,484
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, 9/15/26	50,000	52,586
Wyndham Destinations, Inc. 6.00%, 4/1/27	50,000	54,781
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 5.50%, 3/1/25	50,000	51,094

(Cost $292,936)		316,945

Retail — 3.6%
1011778 BC ULC / New Red Finance, Inc., 144A 4.25%, 5/15/24	26,000	26,554
Beacon Roofing Supply, Inc., 144A 4.875%, 11/1/25	50,000	50,766
Bed Bath & Beyond, Inc. 5.165%, 8/1/44	7,000	5,989
Carvana Co., 144A 5.875%, 10/1/28	25,000	25,406
Gap, Inc., 144A 8.875%, 5/15/27	50,000	58,063
Golden Nugget, Inc., 144A 6.75%, 10/15/24	50,000	48,938

	Principal Amount	Value
Retail (Continued)
L Brands, Inc. 6.875%, 11/1/35	$50,000	$54,531
Macy’s Retail Holdings LLC 3.625%, 6/1/24 (a)	55,000	50,296
Nordstrom, Inc. 4.375%, 4/1/30	25,000	24,069
PetSmart, Inc., 144A 7.125%, 3/15/23	30,000	29,661
QVC, Inc. 4.45%, 2/15/25	50,000	52,438
Staples, Inc., 144A 7.50%, 4/15/26	50,000	50,396
Yum! Brands, Inc., 144A 4.75%, 1/15/30	50,000	54,128

(Cost $455,665)		531,235

Consumer, Non-cyclical — 15.6%
Agriculture — 0.3%
Darling Ingredients, Inc., 144A 5.25%, 4/15/27
(Cost $39,803)	39,000	41,608

Commercial Services — 4.1%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 144A 9.75%, 7/15/27	38,000	42,209
APX Group, Inc. 7.625%, 9/1/23	28,000	29,102
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A 5.25%, 3/15/25	50,000	49,719
Herc Holdings, Inc., 144A 5.50%, 7/15/27	19,000	20,057
Nielsen Finance LLC / Nielsen Finance Co., 144A 5.00%, 4/15/22	36,000	36,036
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 5.25%, 4/15/24	100,000	106,125
Refinitiv US Holdings, Inc., 144A 8.25%, 11/15/26	50,000	54,562
RR Donnelley & Sons Co., 144A 8.50%, 4/15/29	25,000	29,094
Sabre GLBL, Inc., 144A 7.375%, 9/1/25	50,000	53,950
Service Corp. International 5.125%, 6/1/29	50,000	55,647
United Rentals North America, Inc. 5.875%, 9/15/26	15,000	15,879
4.875%, 1/15/28	100,000	106,875

(Cost $550,733)		599,255

Cosmetics/Personal Care — 0.2%
Coty, Inc., 144A 6.50%, 4/15/26
(Cost $22,274)	25,000	24,413

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Food — 3.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A 5.875%, 2/15/28	$73,000	$78,963
B&G Foods, Inc. 5.25%, 4/1/25	34,000	35,306
Chobani LLC / Chobani Finance Corp., Inc., 144A 7.50%, 4/15/25	34,000	35,636
Ingles Markets, Inc. 5.75%, 6/15/23	26,000	26,497
Kraft Heinz Foods Co.
7.125%, 8/1/39, 144A	55,000	77,445
5.00%, 6/4/42	25,000	28,687
5.20%, 7/15/45	75,000	88,656
4.375%, 6/1/46	25,000	26,740
Post Holdings, Inc., 144A 4.625%, 4/15/30	50,000	52,281
US Foods, Inc., 144A 5.875%, 6/15/24	36,000	36,563

(Cost $451,475)		486,774

Healthcare-Products — 0.5%
Avantor Funding, Inc., 144A 4.625%, 7/15/28	25,000	26,344
Hill-Rom Holdings, Inc., 144A 4.375%, 9/15/27	25,000	26,125
Teleflex, Inc. 4.625%, 11/15/27	25,000	26,620

(Cost $78,129)		79,089

Healthcare-Services — 5.6%
AHP Health Partners, Inc., 144A 9.75%, 7/15/26	25,000	27,464
Catalent Pharma Solutions, Inc., 144A 5.00%, 7/15/27	35,000	36,897
Centene Corp.
5.375%, 8/15/26, 144A	50,000	52,937
4.625%, 12/15/29	100,000	109,754
3.00%, 10/15/30	35,000	36,881
CHS/Community Health Systems, Inc.
9.875%, 6/30/23, 144A (a)	25,000	24,216
8.625%, 1/15/24, 144A	97,000	101,062
DaVita, Inc., 144A
4.625%, 6/1/30	25,000	26,297
HCA, Inc. 7.69%, 6/15/25	100,000	121,115
7.50%, 11/6/33	25,000	33,589
One Call Corp., 144A 10.00%, 10/1/24	50,000	43,375
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A 9.75%, 12/1/26	50,000	55,048
Surgery Center Holdings, Inc., 144A 6.75%, 7/1/25 (a)	20,000	20,363
Tenet Healthcare Corp., 144A 4.875%, 1/1/26	100,000	103,124
US Renal Care, Inc., 144A 10.625%, 7/15/27	25,000	27,687

(Cost $785,841)		819,809

	Principal Amount	Value
Household Products/Wares — 0.2%
ACCO Brands Corp., 144A 5.25%, 12/15/24
(Cost $29,962)	$ 30,000	$30,859

Pharmaceuticals — 1.4%
Bausch Health Cos., Inc. 6.125%, 4/15/25, 144A	35,000	36,057
7.00%, 1/15/28, 144A	72,000	77,882
Elanco Animal Health, Inc. 5.272%, 8/28/23	18,000	19,590
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A 9.50%, 7/31/27	20,000	22,046
Par Pharmaceutical, Inc., 144A 7.50%, 4/1/27	40,000	43,252

(Cost $192,631)		198,827

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
VistaJet Malta Finance PLC / XO Management Holding, Inc., 144A
10.50%, 6/1/24
(Cost $12,316)	15,000	15,112

Energy — 14.6%
Coal — 0.1%
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 144A 7.50%, 6/15/25
(Cost $11,291)	15,000	14,803

Oil & Gas — 8.5%
Antero Resources Corp. 5.125%, 12/1/22	50,000	47,325
Apache Corp. 5.10%, 9/1/40	75,000	77,618
Baytex Energy Corp., 144A 8.75%, 4/1/27	25,000	11,812
Callon Petroleum Co. 6.125%, 10/1/24	25,000	10,812
Cenovus Energy, Inc. 5.375%, 7/15/25	25,000	27,532
6.75%, 11/15/39	35,000	41,714
Comstock Resources, Inc. 9.75%, 8/15/26	50,000	52,938
Continental Resources, Inc. 4.50%, 4/15/23	21,000	21,563
Endeavor Energy Resources LP / EER Finance, Inc., 144A 5.75%, 1/30/28	50,000	53,336
EQT Corp. 7.875%, 2/1/25	50,000	57,320
Laredo Petroleum, Inc. 9.50%, 1/15/25	20,000	13,619
MEG Energy Corp., 144A 7.125%, 2/1/27	50,000	49,125
Murphy Oil Corp. 5.75%, 8/15/25	50,000	47,130

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Nabors Industries Ltd., 144A 7.25%, 1/15/26	$50,000	$28,094
Newfield Exploration Co. 5.625%, 7/1/24	25,000	26,570
Occidental Petroleum Corp. 2.90%, 8/15/24	100,000	93,400
7.50%, 5/1/31	50,000	52,688
6.45%, 9/15/36	50,000	48,940
Ovintiv, Inc. 6.50%, 8/15/34 (a)	50,000	53,782
Parsley Energy LLC / Parsley Finance Corp., 144A 5.625%, 10/15/27	50,000	53,925
PBF Holding Co. LLC / PBF Finance Corp. 6.00%, 2/15/28	50,000	26,344
Precision Drilling Corp., 144A 7.125%, 1/15/26 (a)	20,000	13,271
QEP Resources, Inc. 5.375%, 10/1/22	50,000	45,594
Range Resources Corp., 144A 9.25%, 2/1/26	50,000	52,075
Seven Generations Energy Ltd., 144A 5.375%, 9/30/25	25,000	25,139
SM Energy Co., 144A 10.00%, 1/15/25 (a)	50,000	51,094
Southwestern Energy Co. 6.45%, 1/23/25	50,000	51,094
Transocean Guardian Ltd., 144A 5.875%, 1/15/24	78,000	61,815
WPX Energy, Inc. 4.50%, 1/15/30	50,000	52,290

(Cost $1,096,546)		1,247,959

Oil & Gas Services — 0.8%
Oceaneering International, Inc. 4.65%, 11/15/24	25,000	22,682
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	50,000	51,829
Weatherford International Ltd., 144A 11.00%, 12/1/24	50,000	34,955

(Cost $101,212)		109,466

Pipelines — 5.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A 5.75%, 1/15/28	50,000	45,120
Buckeye Partners LP, 144A 4.50%, 3/1/28	50,000	50,094
DCP Midstream Operating LP 5.375%, 7/15/25	50,000	54,031
6.75%, 9/15/37, 144A	25,000	26,107
Energy Transfer Operating LP
Series G, 7.125%, Perpetual (b)	25,000	23,744
EnLink Midstream Partners LP 5.60%, 4/1/44	25,000	18,607

	Principal Amount	Value
Pipelines (Continued)
EQM Midstream Partners LP 4.75%, 7/15/23	$100,000	$102,175
Genesis Energy LP / Genesis Energy Finance Corp. 7.75%, 2/1/28 (a)	25,000	23,024
Hess Midstream Operations LP, 144A 5.625%, 2/15/26	50,000	51,719
Holly Energy Partners LP / Holly Energy Finance Corp., 144A 5.00%, 2/1/28	25,000	24,662
NuStar Logistics LP 5.625%, 4/28/27	50,000	51,366
Rockies Express Pipeline LLC, 144A 4.95%, 7/15/29	25,000	25,234
Ruby Pipeline LLC, 144A 7.75%, 4/1/22	31,439	29,564
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A 5.50%, 9/15/24	50,000	49,625
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.50%, 7/15/27	100,000	108,500
Western Midstream Operating LP 5.05%, 2/1/30	50,000	53,469
5.45%, 4/1/44	25,000	23,422

(Cost $689,861)		760,463

Financial — 11.6%
Banks — 1.5%
CIT Group, Inc. 5.00%, 8/1/23	100,000	108,688
Freedom Mortgage Corp., 144A 8.25%, 4/15/25	50,000	51,500
Popular, Inc. 6.125%, 9/14/23	50,000	54,057

(Cost $190,169)		214,245

Diversified Financial Services — 3.5%
Ally Financial, Inc. 5.75%, 11/20/25	50,000	58,464
Fairstone Financial, Inc., 144A 7.875%, 7/15/24	50,000	53,026
Global Aircraft Leasing Co. Ltd., 144A 6.50%, 9/15/24, 6.50% Cash or 7.25% PIK, PIK	51,812	46,247
LPL Holdings, Inc., 144A 5.75%, 9/15/25	37,000	38,388
Nationstar Mortgage Holdings, Inc., 144A 9.125%, 7/15/26	50,000	53,766
Navient Corp. 5.50%, 1/25/23	50,000	52,031
MTN, 5.625%, 8/1/33	25,000	23,508
NFP Corp., 144A 6.875%, 8/15/28	30,000	31,463
OneMain Finance Corp. 6.875%, 3/15/25	100,000	114,438
Quicken Loans LLC, 144A 5.25%, 1/15/28	25,000	26,484

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Diversified Financial Services (Continued)
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc., 144A 3.875%, 3/1/31	$15,000	$15,225

(Cost $456,258)		513,040

Insurance — 1.1%
Acrisure LLC / Acrisure Finance, Inc., 144A 7.00%, 11/15/25	35,000	35,941
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A 6.75%, 10/15/27	41,000	43,939
Genworth Holdings, Inc. 4.80%, 2/15/24	50,000	46,656
HUB International Ltd., 144A 7.00%, 5/1/26	36,000	37,611

(Cost $156,496)		164,147

Real Estate — 0.4%
Howard Hughes Corp., 144A 5.375%, 8/1/28	25,000	26,638
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A
9.375%, 4/1/27	25,000	27,428

(Cost $51,506)		54,066

Real Estate Investment Trusts — 4.8%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A 5.75%, 5/15/26	25,000	23,047
EPR Properties 4.50%, 6/1/27	50,000	49,175
ESH Hospitality, Inc., 144A 5.25%, 5/1/25	50,000	51,261
HAT Holdings I LLC / HAT Holdings II LLC, 144A 5.25%, 7/15/24	50,000	52,099
Iron Mountain, Inc. 4.875%, 9/15/27, 144A	75,000	77,937
4.50%, 2/15/31, 144A	25,000	25,533
iStar, Inc. 4.75%, 10/1/24	25,000	25,044
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A 4.25%, 2/1/27	25,000	23,156
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.75%, 2/1/27	100,000	111,614
MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/27	50,000	53,029
SBA Communications Corp., 144A 3.875%, 2/15/27	50,000	51,563
Service Properties Trust 7.50%, 9/15/25	25,000	27,997
4.95%, 10/1/29	25,000	23,484
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A 7.875%, 2/15/25	50,000	53,219

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
VICI Properties LP / VICI Note Co., Inc., 144A 4.25%, 12/1/26	$50,000	$51,954

(Cost $660,861)		700,112

Venture Capital — 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.25%, 5/15/27
(Cost $51,638)	50,000	52,906

Industrial — 10.3%
Aerospace/Defense — 2.1%
Howmet Aerospace, Inc. 5.125%, 10/1/24	36,000	39,191
6.875%, 5/1/25	34,000	39,642
Signature Aviation US Holdings, Inc., 144A 5.375%, 5/1/26	36,000	37,080
Spirit AeroSystems, Inc., 144A 7.50%, 4/15/25	36,000	38,588
TransDigm, Inc. 6.25%, 3/15/26, 144A	77,000	81,717
7.50%, 3/15/27	50,000	53,459
Triumph Group, Inc., 144A 6.25%, 9/15/24	20,000	19,440

(Cost $283,992)		309,117

Building Materials — 0.5%
Builders FirstSource, Inc., 144A 5.00%, 3/1/30	25,000	26,969
Standard Industries, Inc., 144A 4.75%, 1/15/28	50,000	52,750

(Cost $74,865)		79,719

Electrical Components & Equipment — 0.7%
EnerSys, 144A 5.00%, 4/30/23	50,000	52,469
WESCO Distribution, Inc., 144A 7.125%, 6/15/25	50,000	54,504

(Cost $102,251)		106,973

Electronics — 0.4%
Sensata Technologies BV, 144A 5.625%, 11/1/24
(Cost $51,271)	50,000	56,156

Engineering & Construction — 0.7%
Brand Industrial Services, Inc., 144A 8.50%, 7/15/25	50,000	49,875
frontdoor, Inc., 144A 6.75%, 8/15/26	50,000	53,437

(Cost $92,543)		103,312

Environmental Control — 0.5%
Covanta Holding Corp. 6.00%, 1/1/27 (a)	50,000	53,365
GFL Environmental, Inc., 144A 3.75%, 8/1/25	25,000	25,547

(Cost $73,843)		78,912

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Machinery-Diversified — 0.4%
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 144A 7.75%, 4/15/26
(Cost $47,253)	$50,000	$52,000

Miscellaneous Manufacturing — 0.5%
Bombardier, Inc., 144A 7.875%, 4/15/27	55,000	46,972
FXI Holdings, Inc., 144A 12.25%, 11/15/26	25,000	28,230

(Cost $65,884)		75,202

Packaging & Containers — 3.7%
ARD Finance SA, 144A 6.50%, 6/30/27, 6.50% Cash 7.25% PIK, PIK (a)	80,000	84,400
Ball Corp. 4.875%, 3/15/26	76,000	85,658
Berry Global, Inc., 144A 5.625%, 7/15/27	39,000	41,608
Cascades, Inc./Cascades USA, Inc., 144A 5.125%, 1/15/26	42,000	44,599
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23 (a)	77,000	81,427
Graham Packaging Co., Inc., 144A 7.125%, 8/15/28	25,000	26,797
Graphic Packaging International LLC 4.125%, 8/15/24	46,000	48,813
LABL Escrow Issuer LLC, 144A 10.50%, 7/15/27 (a)	19,000	21,102
Mauser Packaging Solutions Holding Co., 144A 7.25%, 4/15/25	25,000	25,124
Owens-Brockway Glass Container, Inc., 144A 5.875%, 8/15/23	36,000	38,767
Sealed Air Corp., 144A 5.50%, 9/15/25	37,000	41,598

(Cost $518,348)		539,893

Transportation — 0.4%
Kenan Advantage Group, Inc., 144A 7.875%, 7/31/23	10,000	10,012
XPO Logistics, Inc., 144A 6.50%, 6/15/22	50,000	50,141

(Cost $58,551)		60,153

Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC, 144A 6.75%, 3/15/22
(Cost $46,728)	50,000	50,470

Technology — 4.9%
Computers — 2.1%
Banff Merger Sub, Inc., 144A 9.75%, 9/1/26	50,000	53,570

	Principal Amount	Value
Computers (Continued)
Dell International LLC / EMC Corp., 144A 7.125%, 6/15/24	$50,000	$51,862
Diebold Nixdorf, Inc., 144A 9.375%, 7/15/25	10,000	10,994
NCR Corp., 144A 6.125%, 9/1/29	50,000	54,457
Presidio Holdings, Inc., 144A 8.25%, 2/1/28	25,000	27,203
Vericast Corp., 144A 8.375%, 8/15/22	50,000	51,188
Western Digital Corp. 4.75%, 2/15/26	50,000	54,672

(Cost $272,697)		303,946

Office/Business Equipment — 0.7%
CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	50,000	55,344
Xerox Corp. 6.75%, 12/15/39	25,000	26,510
Xerox Holdings Corp., 144A 5.50%, 8/15/28 (a)	25,000	25,906

(Cost $104,501)		107,760

Semiconductors — 0.2%
Advanced Micro Devices, Inc. 7.50%, 8/15/22
(Cost $27,181)	25,000	27,609

Software — 1.9%
CDK Global, Inc. 5.875%, 6/15/26	50,000	52,344
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A 5.75%, 3/1/25	50,000	50,875
J2 Global, Inc., 144A 4.625%, 10/15/30	15,000	15,588
MSCI, Inc., 144A 4.00%, 11/15/29	50,000	53,603
SS&C Technologies, Inc., 144A 5.50%, 9/30/27	50,000	53,625
Veritas US, Inc. / Veritas Bermuda Ltd., 144A 7.50%, 9/1/25	50,000	50,610

(Cost $274,997)		276,645

Utilities — 1.4%
Electric — 1.4%
Calpine Corp. 5.25%, 6/1/26, 144A	75,000	77,816
5.00%, 2/1/31, 144A	25,000	26,413
Clearway Energy Operating LLC, 144A 4.75%, 3/15/28	50,000	53,668
NextEra Energy Operating Partners LP, 144A 4.50%, 9/15/27	50,000	54,875

(Cost $206,430)		212,772

TOTAL CORPORATE BONDS (Cost $13,074,046)		14,191,783

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
SECURITIES LENDING COLLATERAL — 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d) (Cost $293,645)	$293,645	$293,645

	Principal Amount	Value
CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $262,773)	$262,773	$262,773

TOTAL INVESTMENTS — 100.7% (Cost $13,630,464)		$14,748,201
Other assets and liabilities, net — (0.7%)		(101,586)

NET ASSETS — 100.0%		$14,646,615

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d)
102,098	191,547	(e)	—	—	—	67	—	293,645	293,645

CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
121,095	2,639,148		(2,497,470)	—	—	60	—	262,773	262,773

223,193	2,830,695		(2,497,470)	—	—	127	—	556,418	556,418

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $626,531, which is 4.3% of net assets.

(b)	Perpetual, callable security with no stated maturity date.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $358,002.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

MTN:	Medium Term Note
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$14,191,783	$—	$14,191,783
Short-Term Investments (f)	556,418	—	—	556,418

TOTAL	$556,418	$14,191,783	$—	$14,748,201

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

November 30, 2020 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS — 98.8%

Alabama — 0.4%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue, Series A, 5.00%, 6/1/37	$200,000	$250,460
Lower Alabama Gas District, Natural Gas Revenue, Series A, 5.00%, 9/1/31	160,000	212,822

(Cost $423,599)		463,282

Arizona — 2.2%
City of Mesa AZ Utility System Revenue, Multiple Utility Revenue, Series A, 5.00%, 7/1/43	500,000	640,310
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue, Series A, 5.00%, 1/1/33	35,000	44,889
Series A, 5.00%, 1/1/38	450,000	553,549
Series A, 5.00%, 1/1/39	500,000	631,905
Series A, 5.00%, 1/1/47	500,000	649,150

(Cost $2,357,188)		2,519,803

California — 18.5%
Alameda Corridor Transportation Authority,Transit Revenue, Series B, 5.00%, 10/1/35	165,000	193,344
Bay Area Toll Authority, Highway Revenue Tolls, 3.25%, 4/1/36	260,000	283,941
4.00%, 4/1/38	25,000	28,894
Series 7, 4.00%, 4/1/42	35,000	40,102
Sub-Series S-H, 5.00%, 4/1/44	405,000	512,114
Sub-Series S-8, 3.00%, 4/1/54	300,000	315,531
Series F-1, 5.00%, 4/1/56	100,000	119,566
Sub-Series S-8, 5.00%, 4/1/56	900,000	1,106,586
City of Long Beach CA Harbor Revenue, Private Airport & Marina Revenue, Series A, 5.00%, 5/15/49	125,000	154,724
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series D, AMT, 5.00%, 5/15/43	125,000	154,924
Series A, AMT, 4.00%, 5/15/44	1,225,000	1,411,433
Series C, AMT, 5.00%, 5/15/44	200,000	240,614
Series F, AMT, 3.00%, 5/15/49	330,000	344,121
Series F, AMT, 4.00%, 5/15/49	500,000	571,700
Series D, AMT, 5.00%, 5/15/49	100,000	121,737
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue, Series D, 5.00%, 11/1/32	150,000	191,778
East Bay Municipal Utility District Water System Revenue, Water Revenue, Series A, 5.00%, 6/1/45	100,000	123,909

	Principal Amount	Value
California (Continued)
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Series A, 5.00%, 6/1/37	$345,000	$463,131
Series A, 5.00%, 7/1/42	225,000	278,773
Series A, 5.00%, 7/1/44	175,000	220,500
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue, Series A, 4.00%, 10/1/42	100,000	111,831
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue, Series B, 5.00%, 7/1/40	410,000	547,592
Series A, 5.00%, 7/1/45	500,000	640,560
Los Angeles Department of Water & Power, Electric, Power & Light Revenue, Series D, 5.00%, 7/1/32	25,000	33,604
Series A, 5.00%, 7/1/42	500,000	611,400
Series A, 5.00%, 7/1/46	750,000	890,895
Series D, 5.00%, 7/1/49	100,000	129,115
Los Angeles Department of Water, Water Revenue, Series A, 5.00%, Issued 4/21/16, 7/1/41	500,000	599,670
Series A, 5.00%, Issued 5/11/17, 7/1/41	200,000	245,750
Series A, 5.00%, 7/1/50	210,000	276,095
Metropolitan Water District of Southern California, Water Revenue, Series C, 5.00%, 7/1/40	100,000	134,844
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 3/1/41	500,000	590,725
Sacramento Municipal Utility District, Electric, Power & Light Revenue, Series H, 4.00%, 8/15/45	400,000	483,380
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series A, 5.00%, 7/1/49	200,000	248,894
San Diego County Regional Transportation Commission, Sales Tax Revenue, Series A, 5.00%, 4/1/41	280,000	338,184
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 5/1/37	1,000,000	1,258,090
Series A, AMT, 5.00%, 5/1/44	150,000	185,475
Series E, AMT, 5.00%, 5/1/45	1,225,000	1,510,903
Series B, AMT, 5.00%, 5/1/46	500,000	579,695
Series C, 5.00%, 5/1/46	600,000	707,478
Series A, AMT, 5.00%, 5/1/47	200,000	236,570
Series B, 5.00%, 5/1/47	25,000	30,072
Series D, AMT, 5.25%, 5/1/48	870,000	1,063,975
Series A, AMT, 4.00%, 5/1/49	1,300,000	1,468,597
Series A, AMT, 5.00%, 5/1/49	200,000	245,450
Series F, 5.00%, 5/1/50	900,000	1,122,048

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
California (Continued)
Southern California Public Power Authority, Natural Gas Revenue, Series A, 5.00%, 11/1/33	$150,000	$205,485

(Cost $20,211,165)		21,373,799

Colorado — 3.1%
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 12/1/32	250,000	311,628
Series A, AMT, 5.00%, 12/1/34	250,000	309,820
Sub-Series A, AMT, 5.00%, 12/1/36	265,000	375,606
Series A, AMT, 5.00%, 12/1/38	320,000	392,144
Series A, AMT, 4.00%, 12/1/43	650,000	726,596
Series A, AMT, 5.00%, 12/1/43	325,000	392,366
Series A, AMT, 5.00%, 12/1/48	700,000	838,544
Colorado Bridge Enterprise, Miscellaneous Revenue, AMT, 4.00%, 6/30/51	250,000	274,367

(Cost $3,373,671)		3,621,071

Connecticut — 0.3%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue, 5.00%, 5/1/37 (Cost $379,843)	300,000	392,922

District of Columbia — 4.4%
District of Columbia Water & Sewer Authority, Water Revenue, Series A, 5.00%, 10/1/39	245,000	296,619
Series B, 5.00%, 10/1/49	250,000	311,050
District of Columbia, Income Tax Revenue, Series A, 5.00%, 3/1/44	500,000	645,635
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls, Series B, 4.00%, 10/1/44	1,000,000	1,125,250
Series B, 3.00%, 10/1/50	700,000	714,672
Series B, 4.00%, 10/1/53	1,350,000	1,501,362
Washington Metropolitan Area Transit Authority, Transit Revenue, Series B, 5.00%, 7/1/42	365,000	442,201

(Cost $4,937,288)		5,036,789

Florida — 8.4%
Central Florida Expressway Authority, Highway Revenue Tolls, 5.00%, 7/1/38	105,000	129,219
City of Cape Coral FL Water & Sewer Revenue, Water Revenue, 5.00%, 10/1/39	150,000	186,007
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue, Series A, 5.00%, 10/1/47	100,000	128,849
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/44	100,000	113,633
Series A, AMT, 4.00%, 10/1/49	150,000	169,207

	Principal Amount	Value
Florida (Continued)
County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 9/1/44	$500,000	$542,900
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/1/38	500,000	566,600
Series B, AMT, 5.00%, 10/1/40	395,000	468,146
5.00%, 10/1/41	425,000	498,874
Series A, AMT, 4.00%, 10/1/44	100,000	112,019
Series A, AMT, 5.00%, 10/1/44	100,000	121,676
Series A, AMT, 5.00%, 10/1/49	350,000	422,845
County of Miami-Dade FL Transit System, Sales Tax Revenue, 4.00%, 7/1/38	90,000	101,755
Series A, 4.00%, 7/1/49	500,000	591,145
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue, Series A, 4.00%, 10/1/44	165,000	192,078
Series B, 4.00%, 10/1/44	150,000	179,315
4.00%, 10/1/48	400,000	467,308
Series B, 3.00%, 10/1/49	150,000	163,824
Series B, 4.00%, 10/1/49	575,000	679,742
Greater Orlando Aviation Authority, Private Airport & Marina Revenue, Sub-Series A, AMT, 5.00%, 10/1/47	100,000	117,322
Series A, AMT, 4.00%, 10/1/49	500,000	568,290
Sub-Series A, AMT, 5.00%, 10/1/52	500,000	584,105
Series A, AMT, 3.25%, 10/1/54	250,000	262,900
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series F, 5.00%, 10/1/48	50,000	60,716
JEA Electric System Revenue, Electric, Power & Light Revenue, Series 3A, 3.00%, 10/1/40	500,000	538,490
JEA Water & Sewer System Revenue, Water Revenue, Series A, 4.00%, 10/1/40	250,000	305,015
Putnam County Development Authority, Electric, Power & Light Revenue, Series A, 5.00%, 3/15/42	250,000	304,903
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls, Series B, 4.00%, 7/1/42	1,000,000	1,152,130

(Cost $9,260,410)		9,729,013

Georgia — 0.9%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 7/1/49	200,000	225,856
City of Atlanta GA Water & Wastewater, Water Revenue, Series B, 5.00%, 11/1/47	250,000	311,330
Development Authority of Burke County, Electric, Power & Light Revenue, Series D, 4.125%, 11/1/45	290,000	325,769

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Georgia (Continued)
Main Street Natural Gas, Inc., Natural Gas Revenue, Series A, 5.00%, 5/15/43	$30,000	$36,066
Municipal Electric Authority of Georgia, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/60	100,000	111,978

(Cost $933,265)		1,010,999

Guam — 0.1%
Guam Government Waterworks Authority, Water Revenue, 5.00%, 1/1/46 (Cost $130,819)	125,000	142,267

Hawaii — 0.9%
City & County Honolulu HI Wastewater System, Sewer Revenue, Series A, 5.00%, 7/1/40	500,000	584,880
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/43	400,000	481,768

(Cost $994,555)		1,066,648

Illinois — 6.2%
Chicago Midway International Airport, Private Airport & Marina Revenue, Series B, 5.00%, 1/1/41	500,000	577,675
Chicago O’Hare International Airport, Private Airport & Marina Revenue, Series D, AMT, 5.00%, 1/1/42	800,000	930,664
Series A, AMT, 4.00%, 1/1/43	40,000	44,650
Series B, 4.00%, 1/1/44	75,000	85,082
Series D, 5.00%, 1/1/47	500,000	584,305
Series B, 5.00%, 1/1/48	800,000	969,368
Series D, 5.00%, 1/1/52	140,000	162,932
Series D, AMT, 5.00%, 1/1/52	375,000	430,429
Series A, AMT, 4.375%, 1/1/53	25,000	28,284
Series B, 5.00%, 1/1/53	500,000	602,920
Illinois Municipal Electric Agency, Electric, Power & Light Revenue, Series A, 4.00%, 2/1/34	45,000	49,986
Illinois State Toll Highway Authority, Highway Revenue Tolls, Series A, 5.00%, 12/1/31	10,000	12,015
Series C, 5.00%, 1/1/36	50,000	57,604
Series A, 5.00%, 1/1/40	1,090,000	1,267,103
Series A, 5.00%, 1/1/42	500,000	608,795
Series A, 4.00%, 1/1/44	300,000	346,662
Series A, 5.00%, 1/1/44	300,000	378,543

(Cost $6,692,090)		7,137,017

Indiana — 0.3%
Indiana Finance Authority, Sewer Revenue, Series A, 5.00%, 10/1/41	100,000	120,015
Indiana Municipal Power Agency, Electric, Power & Light Revenue, Series A, 5.00%, 1/1/42	200,000	237,782

(Cost $337,733)		357,797

	Principal Amount	Value
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Lease Revenue, Series A, 4.00%, 12/1/41	$255,000	$285,684
Kentucky Municipal Power Agency, Electric, Power & Light Revenue, Series A, 4.00%, 9/1/39	45,000	48,543
Louisville & Jefferson County Metropolitan Sewer District, Sewer Revenue, Series A, 3.00%, 5/15/46	10,000	10,523

(Cost $331,802)		344,750

Louisiana — 1.1%
East Baton Rouge Sewerage Commission, Sewer Revenue, Series A, 4.00%, 2/1/45	30,000	35,395
Jefferson Sales Tax District, Sales Tax Revenue, Series B, 4.00%, 12/1/42	400,000	468,960
Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue, 3.50%, 11/1/32	450,000	493,074
New Orleans Aviation Board, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 1/1/48	250,000	290,040

(Cost $1,218,869)		1,287,469

Maryland — 0.2%
State of Maryland Department of Transportation, Fuel Sales Tax Revenue, 3.50%, 10/1/33 (Cost $186,629)	190,000	216,648

Massachusetts — 0.4%
Massachusetts Port Authority, Private Airport & Marina Revenue, Series C, 5.00%, 7/1/44 (Cost $473,094)	400,000	491,832

Michigan — 0.7%
Great Lakes Water Authority Sewage Disposal System Revenue, Water Revenue, Series C, 5.00%, 7/1/36	430,000	516,731
Great Lakes Water Authority Water Supply System Revenue, Water Revenue, Series A, 5.00%, 7/1/46	125,000	148,579
Lansing Board of Water & Light, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/44	35,000	44,646
Series A, 5.00%, 7/1/48	90,000	114,014

(Cost $760,263)		823,970

Missouri — 0.5%
Metropolitan St Louis Sewer District, Sewer Revenue, Series A, 5.00%, 5/1/47	245,000	300,899

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Missouri (Continued)
Missouri Joint Municipal Electric Utility Commission, Electric, Power & Light Revenue Series A, 5.00%, 12/1/40	$235,000	$276,163

(Cost $557,583)		577,062

Nevada — 1.1%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax, Series B, 5.00%, 7/1/43	800,000	948,120
Series B, 4.00%, 7/1/49	250,000	268,435

(Cost $1,152,681)		1,216,555

New Jersey — 2.4%
New Jersey Turnpike Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/31	10,000	12,313
Series B, 5.00%, 1/1/31	20,000	25,079
Series A, 5.00%, 1/1/33	10,000	12,211
Series B, 5.00%, 1/1/34	130,000	161,174
Series G, 3.25%, 1/1/38	795,000	850,539
Series E, 5.00%, 1/1/45	850,000	966,883
Series A, 5.00%, 1/1/48	650,000	801,171

(Cost $2,642,433)		2,829,370

New York — 25.1%
Long Island Power Authority, Electric, Power & Light Revenue, 5.00%, 9/1/42	185,000	226,444
Metropolitan Transportation Authority, Fuel Sales Tax Revenue, Series A, 5.25%, 11/15/32	900,000	1,084,797
Metropolitan Transportation Authority, Transit Revenue, Series D, 5.00%, 11/15/33	100,000	113,767
Series C-1, 3.25%, 11/15/36	180,000	176,373
Series C-1, 4.00%, 11/15/37	155,000	163,478
Series B, 5.00%, 11/15/37	900,000	995,895
Sub-Series D-1, 5.00%, 11/15/39	20,000	21,558
Series D, 4.00%, 11/15/42	300,000	315,390
Series - A-1 - Group 1, 4.00%, 11/15/44	500,000	567,015
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	120,633
Sub-Series D-1, 5.25%, 11/15/44	50,000	54,358
Series E, 4.00%, 11/15/45	1,000,000	1,063,330
Series C-1, 4.75%, 11/15/45	1,000,000	1,129,910
Sub-Series A-1, 5.00%, 11/15/45	200,000	215,516
Series D, 4.00%, 11/15/46	500,000	524,300
Series D-2, 4.00%, 11/15/48	375,000	397,762
Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	690,126
Series C-1, 5.00%, 11/15/50	1,000,000	1,148,450
Series A-1-GROUP 2, 4.00%, 11/15/54	845,000	952,628
New York City Transitional Finance Authority Future Tax Secured Revenue, Income Tax Revenue, Sub-Series E-1, 5.00%, 2/1/34	300,000	358,590

	Principal Amount	Value
New York (Continued)
Sub-Series E-1, 5.00%, 2/1/35	$180,000	$214,754
Series A, Sub-Series E-1, 5.00%, 2/1/36	200,000	245,274
Sub-Series E-1, 5.00%, 2/1/38	300,000	356,430
Sub-Series A-1, 5.00%, 5/1/40	500,000	596,470
Sub-Series A-1, 4.00%, 5/1/42	15,000	16,782
New York City Water & Sewer System, Water Revenue, Series CC-1, 4.00%, 6/15/37	95,000	110,183
Sub-Series CC-1, 5.00%, 6/15/38	715,000	876,955
Series GG, 5.00%, 6/15/39	650,000	763,730
Series HH, 5.00%, 6/15/39	150,000	176,245
Series AA, 4.00%, 6/15/40	1,100,000	1,322,585
Sub-Series EE-2, 5.00%, 6/15/40	35,000	45,081
Series AA-2, 4.00%, 6/15/42	500,000	606,770
Sub-Series CC-1, 4.00%, 6/15/46	50,000	56,107
Series CC, 5.00%, 6/15/46	500,000	582,415
Sub-Series CC-1, 5.00%, 6/15/46	300,000	359,064
Series DD, 5.00%, 6/15/47	1,200,000	1,456,968
Series CC, 5.00%, 6/15/48	965,000	1,174,453
Series DD-1, 5.00%, 6/15/48	300,000	369,840
Series BB-1, 4.00%, 6/15/49	200,000	235,482
Series CC-1, 4.00%, 6/15/49	200,000	235,482
Series DD-1, 5.00%, 6/15/49	400,000	496,248
Series AA-1, 3.00%, 6/15/50	245,000	262,890
Series GG-1, 4.00%, 6/15/50	605,000	716,163
Sub-Series DD-1, 4.00%, 6/15/50	250,000	295,935
New York Convention Center Development Corp., Hotel Occupancy Tax,
Series A, 5.00%, 11/15/46	25,000	28,399
New York Liberty Development Corp., Industrial Revenue,
2.625%, 9/15/69	300,000	305,937
Class 3, 2.80%, 9/15/69	500,000	485,375
New York Power Authority, Electric, Power & Light Revenue, Series A, 3.25%, 11/15/60	2,000,000	2,174,080
Series A, 4.00%, 11/15/60	525,000	612,376
New York State Environmental Facilities Corp., Water Revenue, Sub-Series E, 5.00%, 6/15/42	100,000	123,968
New York Transportation Development Corp., Industrial Revenue, AMT, 5.00%, 1/1/30	485,000	562,915
AMT, 5.00%, 1/1/31	175,000	202,318
AMT, 5.00%, 1/1/34	500,000	570,900
AMT, 4.00%, 1/1/36	270,000	290,671
Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
5.00%, 11/1/31	700,000	921,564
5.00%, 10/15/35	65,000	76,624
5.00%, 10/15/41	250,000	290,335
Triborough Bridge & Tunnel Authority, Highway Revenue Tolls, Series A, 4.00%, 11/15/54	450,000	525,393

(Cost $27,756,920)		29,063,481

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Ohio — 0.1%
Northeast Ohio Regional Sewer District, Sewer Revenue, 3.00%, 11/15/40	$100,000	$110,999
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue, Series A, 5.00%, 12/1/29	10,000	12,761
Series A, 5.00%, 6/1/30	10,000	12,702

(Cost $126,448)		136,462

Oklahoma — 0.6%
Oklahoma Turnpike Authority, Highway Revenue Tolls, Series C, 4.00%, 1/1/42	350,000	399,087
Series A, 5.00%, 1/1/43	280,000	340,049

(Cost $688,531)		739,136

Oregon — 1.0%
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue, Series 24B, AMT, 5.00%, 7/1/47 (Cost $1,083,218)	1,000,000	1,156,960

Pennsylvania — 5.1%
City of Philadelphia PA Airport Revenue,Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/1/47	300,000	351,687
City of Philadelphia PA Water & Wastewater, Water Revenue, Series A, 5.00%, 10/1/48	35,000	43,243
Series A, 5.00%, 11/1/50	500,000	639,325
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls, 5.00%, 7/1/42	365,000	446,797
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees, Series A, 5.25%, 12/1/44	300,000	383,118
Series A, 5.00%, 12/1/48	450,000	564,471
Pennsylvania Turnpike Commission, Highway Revenue Tolls, Series B-2, 5.00%, 6/1/34	500,000	618,555
Sub-Series B-1, 5.00%, 6/1/42	100,000	118,612
Series A-2, 5.00%, 12/1/43	250,000	309,055
Sub-Series A, 5.00%, 12/1/44	500,000	620,045
Series A-1, 5.00%, 12/1/46	900,000	1,056,474
Series A-1, 5.00%, 12/1/47	500,000	600,665
Sub-Series A, 4.00%, 12/1/49	100,000	115,627

(Cost $5,589,223)		5,867,674

Puerto Rico — 0.7%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue, Series CC, 5.25%, 7/1/36	425,000	504,343
Series N, 5.25%, 7/1/36	175,000	207,631
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls, Series L, 5.25%, 7/1/35	50,000	52,963

	Principal Amount	Value
Puerto Rico (Continued)
Series L, 5.25%, 7/1/41	$25,000	$29,781

(Cost $724,898)		794,718

South Carolina — 0.5%
South Carolina Ports Authority, Private Airport & Marina Revenue, Series A, 3.00%, 7/1/49	100,000	105,671
South Carolina Public Service Authority, Nuclear Revenue, Series A, 5.00%, 12/1/55	365,000	422,013
Series E, 5.25%, 12/1/55	50,000	59,250

(Cost $537,153)		586,934

Tennessee — 1.2%
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 7/1/54	550,000	611,974
Series A, 5.00%, 7/1/54	525,000	643,230
Series B, AMT, 5.00%, 7/1/54	100,000	121,849

(Cost $1,372,693)		1,377,053

Texas — 7.4%
Central Texas Regional Mobility Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/45	100,000	114,078
City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue, Series B, 5.00%, 11/15/49	625,000	803,075
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue, Series C, 4.00%, 10/1/49	500,000	607,070
City of Houston TX Combined Utility System, Water Revenue, Series B, 5.00%, 11/15/36	500,000	612,695
Series D, 5.00%, 11/15/39	85,000	98,144
Series C, 3.00%, 11/15/47	360,000	394,675
Series C, 4.00%, 11/15/49	55,000	66,452
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue, 5.00%, 2/1/47	150,000	186,521
County of Harris TX, Highway Revenue Tolls, Series A, 5.00%, 8/15/47	200,000	239,918
Dallas Area Rapid Transit, Sales Tax Revenue, Series A, 5.00%, 12/1/46	855,000	1,020,391
Harris County Toll Road Authority, Highway Revenue Tolls, Series A, 4.00%, 8/15/48	555,000	634,953
North Texas Tollway Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/38	500,000	574,105
Series A, 5.00%, 1/1/43	125,000	153,173
Series A, 5.00%, 1/1/48	1,500,000	1,824,015
Series B, 5.00%, 1/1/48	390,000	458,289

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2020 (Unaudited)

	Principal Amount	Value
Texas (Continued)
Texas Water Development Board, Water Revenue, Series A, 5.00%, 10/15/45	$600,000	$718,614

(Cost $8,029,885)		8,506,168

Utah — 1.1%
Salt Lake City Corp Airport, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/43	400,000	481,768
Series A, AMT, 5.00%, 7/1/47	450,000	534,510
Series A, AMT, 5.25%, 7/1/48	225,000	274,041

(Cost $1,191,411)		1,290,319

Virginia — 1.5%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls, 5.00%, 7/1/41	190,000	225,055
Virginia Small Business Financing Authority, Highway Revenue Tolls, AMT, 5.00%, 12/31/52	550,000	628,254
AMT, 5.00%, 12/31/56	750,000	854,280

(Cost $1,602,155)		1,707,589

Washington — 1.8%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue, Series S-1, 5.00%, 11/1/35	120,000	144,572

	Principal Amount	Value
Washington (Continued)
Series S-1, 5.00%, 11/1/45	$400,000	$475,308
Series 1, 5.00%, 11/1/50	190,000	224,970
Energy Northwest, Nuclear Revenue, Series A, 5.00%, 7/1/38	300,000	392,181
Port of Seattle WA, Private Airport & Marina Revenue, Series C, AMT, 5.25%, 5/1/42	190,000	225,304
AMT, 5.00%, 4/1/44	500,000	604,050

(Cost $1,942,541)		2,066,385

Wisconsin — 0.3%
Wisconsin Department of Transportation, Miscellaneous Revenue, Series 2, 5.00%, 7/1/30	45,000	57,259
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue, 5.00%, 4/1/44	245,000	299,086

(Cost $328,317)		356,345

TOTAL MUNICIPAL BONDS (Cost $108,328,373)		114,288,287

TOTAL INVESTMENTS — 98.8% (Cost $108,328,373)		$114,288,287
Other assets and liabilities, net — 1.2%		1,376,043

NET ASSETS — 100.0%		$115,664,330

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (a)	$—	$114,288,287	$—	$114,288,287

TOTAL	$—	$114,288,287	$—	$114,288,287

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.3%
Australia — 5.0%
AGL Energy Ltd.	3,104	$30,877
Aurizon Holdings Ltd.	9,465	29,641
BHP Group Ltd.	14,990	420,498
Coca-Cola Amatil Ltd.	2,494	23,247
Computershare Ltd.	2,356	24,790
Fortescue Metals Group Ltd.	8,589	115,374
Magellan Financial Group Ltd.	641	27,952
Medibank Pvt Ltd.	13,622	28,606
Rio Tinto Ltd.	1,896	141,663
Wesfarmers Ltd.	5,765	210,061

(Cost $892,227)		1,052,709

Belgium — 0.1%
Proximus SADP (Cost $25,706)	895	18,746

Brazil — 1.7%
BB Seguridade Participacoes SA	4,052	21,486
CPFL Energia SA	800	4,656
Engie Brasil Energia SA	1,157	9,095
Hypera SA	2,220	13,235
Petrobras Distribuidora SA	3,586	13,669
Telefonica Brasil SA	2,583	21,460
Vale SA	18,730	271,240

(Cost $362,813)		354,841

Canada — 7.5%
BCE, Inc.	766	33,279
Canadian Tire Corp. Ltd., Class A	288	36,885
Great-West Lifeco, Inc.	1,404	32,730
iA Financial Corp., Inc.	533	23,390
IGM Financial, Inc.	491	13,015
Inter Pipeline Ltd. (a)	2,055	20,520
Keyera Corp. (a)	1,274	22,031
Magna International, Inc.	1,426	87,635
Manulife Financial Corp.	9,794	167,252
Pembina Pipeline Corp.	2,758	70,488
Power Corp. of Canada	2,811	63,426
Royal Bank of Canada	7,247	593,114
Shaw Communications, Inc., Class B	2,321	40,442
Sun Life Financial, Inc.	2,976	132,438
TC Energy Corp.	4,758	209,757
TELUS Corp.	2,115	40,883

(Cost $1,555,208)		1,587,285

Chile — 0.2%
Cia Cervecerias Unidas SA	937	6,584
Enel Americas SA	163,584	23,588
Enel Chile SA	166,595	11,526

(Cost $51,295)		41,698

China — 6.1%
Anhui Conch Cement Co. Ltd., Class A	1,100	9,445
Anhui Conch Cement Co. Ltd., Class H	6,164	39,437
China Communications Services Corp. Ltd., Class H	10,248	5,473
China Construction Bank Corp., Class H	487,894	382,637

	Number of Shares	Value
China (Continued)
China Fortune Land Development Co. Ltd., Class A	1,310	$2,956
China Hongqiao Group Ltd.	8,198	7,159
China Medical System Holdings Ltd.	7,577	7,741
China Pacific Insurance Group Co. Ltd., Class A	1,600	9,398
China Pacific Insurance Group Co. Ltd., Class H	14,129	53,764
China Railway Group Ltd., Class H	16,876	8,337
China Shenhua Energy Co. Ltd., Class A	1,500	4,473
China Shenhua Energy Co. Ltd., Class H	17,036	32,918
China State Construction Engineering Corp. Ltd., Class A	9,800	8,087
China Telecom Corp. Ltd., Class H	76,485	23,086
China Vanke Co. Ltd., Class A	3,400	15,863
China Vanke Co. Ltd., Class H	7,809	29,665
China Yangtze Power Co. Ltd., Class A	6,700	20,477
CIFI Holdings Group Co. Ltd.	19,957	17,248
CNOOC Ltd.	90,219	94,612
Country Garden Holdings Co. Ltd.	37,460	49,480
CRRC Corp. Ltd., Class H	24,626	9,879
Daqin Railway Co. Ltd., Class A	5,300	5,461
Dongfeng Motor Group Co. Ltd., Class H	14,543	14,970
Fujian Sunner Development Co. Ltd., Class A	900	3,604
Gemdale Corp., Class A	1,900	4,369
Guangzhou Automobile Group Co. Ltd., Class H	14,590	15,696
Hengan International Group Co. Ltd.	3,729	25,734
Huaxin Cement Co. Ltd., Class A	600	2,235
Huayu Automotive Systems Co. Ltd., Class A	900	4,276
Industrial & Commercial Bank of China Ltd., Class A	15,700	12,694
Industrial & Commercial Bank of China Ltd., Class H	308,132	195,551
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,200	2,568
Jiangsu Expressway Co. Ltd., Class H	7,095	7,980
Logan Group Co. Ltd.	7,797	13,055
New China Life Insurance Co. Ltd., Class H	4,011	16,841
People’s Insurance Co. Group of China Ltd., Class H	38,348	12,119
Postal Savings Bank of China Co. Ltd., Class H, 144A	50,243	28,386
RiseSun Real Estate Development Co. Ltd., Class A	2,000	2,222
Seazen Holdings Co. Ltd., Class A	900	4,845
Shaanxi Coal Industry Co. Ltd., Class A	2,600	4,125
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	6,040	4,699
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,362	5,690
Shenergy Co. Ltd., Class A	3,400	2,883

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
China (Continued)
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,000	$3,319
Sinopharm Group Co. Ltd., Class H	6,484	16,025
Uni-President China Holdings Ltd.	5,160	4,652
Want Want China Holdings Ltd.	28,415	19,389
Wens Foodstuffs Group Co. Ltd., Class A	1,400	4,106
Yunnan Baiyao Group Co. Ltd., Class A	300	4,344
Zhejiang Expressway Co. Ltd., Class H	9,518	6,777
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,100	3,156

(Cost $1,435,442)		1,283,906

Colombia — 0.1%
Ecopetrol SA (Cost $23,560)	28,161	16,341

Cyprus — 0.1%
Polymetal International PLC (Cost $12,154)	1,171	24,423

Denmark — 0.3%
Pandora A/S	505	50,724
Tryg A/S	604	17,559

(Cost $42,709)		68,283

Egypt — 0.0%
Eastern Co. SAE	5,836	4,010
ElSewedy Electric Co.	5,527	3,209

(Cost $8,548)		7,219

Finland — 1.1%
Elisa OYJ	722	38,865
Fortum OYJ	2,236	51,368
Orion OYJ, Class B	531	25,064
UPM-Kymmene OYJ	2,709	89,503
Wartsila OYJ Abp	2,176	20,516

(Cost $223,286)		225,316

France — 4.1%
Bouygues SA	1,146	45,759
Danone SA	3,134	201,915
Sanofi	5,765	584,169
Sodexo SA	440	36,506

(Cost $742,098)		868,349

Germany — 8.3%
Allianz SE	2,121	501,491
BASF SE	4,639	340,331
Bayer AG	4,986	287,895
Evonik Industries AG	1,017	30,791
Hannover Rueck SE	307	51,523
HOCHTIEF AG	147	14,225
Siemens AG	3,885	520,491

(Cost $1,717,157)		1,746,747

Greece — 0.1%
Hellenic Telecommunications Organization SA (Cost $19,365)	1,158	19,351

	Number of Shares	Value
Hong Kong — 5.8%
Beijing Enterprises Holdings Ltd.	2,841	$9,198
BOC Hong Kong Holdings Ltd.	18,925	61,639
Bosideng International Holdings Ltd. (a)	17,049	7,477
China Everbright Environment Group Ltd.	22,237	12,334
China Merchants Port Holdings Co. Ltd.	9,112	10,802
China Mobile Ltd.	31,106	186,175
China Overseas Land & Investment Ltd.	18,770	45,663
China Resources Cement Holdings Ltd.	13,492	16,777
China Resources Land Ltd.	15,939	69,081
China State Construction International Holdings Ltd.	12,324	8,139
CK Asset Holdings Ltd.	13,041	71,408
CK Hutchison Holdings Ltd.	13,691	99,338
CK Infrastructure Holdings Ltd.	3,891	19,900
CLP Holdings Ltd.	8,326	78,185
Guangdong Investment Ltd.	14,386	23,901
Hang Lung Properties Ltd.	10,007	24,809
Hang Seng Bank Ltd.	3,890	67,790
Henderson Land Development Co. Ltd.	6,891	28,888
HKT Trust & HKT Ltd. (b)	18,969	24,811
Hopson Development Holdings Ltd.	3,136	8,191
Jardine Matheson Holdings Ltd.	1,100	58,377
Kingboard Holdings Ltd.	3,607	13,819
Kingboard Laminates Holdings Ltd.	5,947	9,620
Lee & Man Paper Manufacturing Ltd.	7,638	6,207
Power Assets Holdings Ltd.	6,942	36,534
Shenzhen International Holdings Ltd.	3,893	6,398
Shimao Group Holdings Ltd.	6,061	22,594
Sino Land Co. Ltd.	15,640	21,385
Sun Hung Kai Properties Ltd.	6,585	87,913
WH Group Ltd., 144A	47,104	38,461
Wharf Real Estate Investment Co. Ltd.	8,405	39,084

(Cost $1,373,814)		1,214,898

India — 0.8%
Bajaj Auto Ltd.	394	16,884
Bharat Petroleum Corp. Ltd.	3,822	19,250
Bharti Infratel Ltd.	1,734	5,118
GAIL India Ltd.	9,566	13,260
Hero MotoCorp Ltd.	574	24,096
Hindustan Petroleum Corp. Ltd.	3,255	9,202
Indian Oil Corp. Ltd.	10,940	12,498
ITC Ltd.	14,255	37,275
Power Grid Corp. of India Ltd.	10,009	26,004

(Cost $172,223)		163,587

Indonesia — 1.3%
PT Adaro Energy Tbk	80,014	7,877
PT Astra International Tbk	100,520	37,731
PT Bank Mandiri Persero Tbk	94,043	42,126
PT Bank Negara Indonesia Persero Tbk	36,704	15,597
PT Bank Rakyat Indonesia Persero Tbk	281,009	81,397
PT Indofood Sukses Makmur Tbk	20,429	10,272
PT Telekomunikasi Indonesia Persero Tbk	248,110	56,756
PT United Tractors Tbk	9,363	15,251

(Cost $238,863)		267,007

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Italy — 3.0%
Assicurazioni Generali SpA	5,715	$97,896
Enel SpA	41,332	413,824
Snam SpA	10,254	57,686
Terna Rete Elettrica Nazionale SpA	7,214	54,124

(Cost $603,854)		623,530

Japan — 8.4%
Amada Co. Ltd.	1,900	18,330
Asahi Kasei Corp.	6,200	56,907
Bridgestone Corp.	2,600	90,860
Daiwa House Industry Co. Ltd.	2,900	88,996
Isuzu Motors Ltd.	3,100	30,264
ITOCHU Corp.	6,800	179,888
Japan Tobacco, Inc.	6,009	122,168
Kajima Corp.	2,200	28,968
KDDI Corp.	8,200	234,538
Mitsubishi Gas Chemical Co., Inc.	900	19,109
MS&AD Insurance Group Holdings, Inc.	2,278	66,303
NGK Spark Plug Co. Ltd.	900	16,321
Nippon Telegraph & Telephone Corp.	6,500	153,656
Obayashi Corp.	3,000	26,468
Pola Orbis Holdings, Inc. (a)	500	9,998
Sekisui House Ltd.	3,075	55,381
SoftBank Corp.	14,600	179,849
Sompo Holdings, Inc.	1,700	65,375
Sumitomo Chemical Co. Ltd.	8,300	29,451
Sumitomo Electric Industries Ltd.	3,700	42,367
T&D Holdings, Inc.	2,700	31,564
Taisei Corp.	900	31,848
Tokio Marine Holdings, Inc.	3,200	159,271
Tosoh Corp.	1,500	23,678

(Cost $1,700,564)		1,761,558

Kuwait — 0.1%
Mobile Telecommunications Co. KSC (Cost $18,429)	9,689	18,405

Malaysia — 0.5%
HAP Seng Consolidated Bhd	3,082	6,241
Maxis Bhd	13,600	16,357
Petronas Gas Bhd	4,600	20,505
Public Bank Bhd	14,600	62,357
Sime Darby Bhd	15,600	8,845

(Cost $101,571)		114,305

Mexico — 0.4%
Coca-Cola Femsa SAB de CV	2,895	13,079
Grupo Mexico SAB de CV, Series B	15,302	55,677
Kimberly-Clark de Mexico SAB de CV, Class A	8,679	13,804

(Cost $57,748)		82,560

Netherlands — 1.0%
Koninklijke Ahold Delhaize NV	5,585	160,272
NN Group NV	1,460	59,467

(Cost $205,371)		219,739

	Number of Shares	Value
New Zealand — 0.1%
Spark New Zealand Ltd.
(Cost $23,442)	9,251	$29,647

Norway — 0.3%
Gjensidige Forsikring ASA	999	21,849
Mowi ASA	2,215	45,030

(Cost $73,625)		66,879

Peru — 0.4%
Credicorp Ltd.	339	52,175
Southern Copper Corp.	426	25,292

(Cost $61,151)		77,467

Philippines — 0.1%
Aboitiz Power Corp.	8,900	4,766
Globe Telecom, Inc.	167	6,766
International Container Terminal Services, Inc.	5,450	13,240

(Cost $20,510)		24,772

Portugal — 0.4%
EDP — Energias de Portugal SA (Cost $53,911)	14,047	75,076

Qatar — 1.1%
Industries Qatar QSC	9,078	27,420
Masraf Al Rayan QSC	21,369	25,055
Mesaieed Petrochemical Holding Co.	20,729	11,902
Qatar Electricity & Water Co. QSC	2,939	14,519
Qatar Fuel QSC	2,833	14,392
Qatar Islamic Bank SAQ	5,460	24,978
Qatar National Bank QPSC	22,630	110,113

(Cost $213,327)		228,379

Russia — 2.4%
Alrosa PJSC	14,562	16,743
Gazprom PJSC	59,661	142,283
Inter RAO UES PJSC	170,079	11,419
LUKOIL PJSC	2,072	136,273
MMC Norilsk Nickel PJSC	318	89,195
Mobile TeleSystems PJSC, ADR	2,584	22,300
Novolipetskiy Metallurgicheskiy Kombinat PAO	6,892	17,333
PhosAgro PJSC, GDR	776	9,917
Severstal PAO	1,208	17,681
Tatneft PJSC	7,037	45,077

(Cost $513,176)		508,221

Saudi Arabia — 2.2%
Abdullah Al Othaim Markets Co.	150	5,087
Advanced Petrochemical Co.	637	10,445
Al Rajhi Bank	6,177	123,191
Arab National Bank	3,370	18,330
Bank AlBilad	2,137	15,042
Bank Al-Jazira	2,466	9,021
Banque Saudi Fransi	3,290	29,079
Jarir Marketing Co.	342	16,049
National Commercial Bank	7,367	82,988
Riyad Bank	6,644	36,882

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Saudi Arabia (Continued)
Samba Financial Group	4,870	$40,122
Saudi Telecom Co.	3,007	86,427

(Cost $451,606)		472,663

Singapore — 1.4%
Oversea-Chinese Banking Corp. Ltd.	16,892	127,097
Singapore Exchange Ltd.	3,941	26,152
Singapore Technologies Engineering Ltd.	7,400	21,321
United Overseas Bank Ltd.	5,900	99,133
Venture Corp. Ltd.	1,300	18,272

(Cost $295,410)		291,975

South Africa — 0.9%
African Rainbow Minerals Ltd.	495	7,671
Exxaro Resources Ltd.	1,146	8,833
FirstRand Ltd.	24,148	70,948
Kumba Iron Ore Ltd.	353	12,021
Sanlam Ltd.	8,814	31,580
SPAR Group Ltd.(a)	1,125	13,879
Standard Bank Group Ltd.	6,541	51,200

(Cost $277,746)		196,132

South Korea — 0.8%
Cheil Worldwide, Inc.	416	7,801
DB Insurance Co. Ltd.	238	9,464
Hyundai Marine & Fire Insurance Co. Ltd.	302	6,086
Korea Zinc Co. Ltd.	42	14,385
KT&G Corp.	580	43,243
LG Uplus Corp.	1,010	10,907
Samsung Fire & Marine Insurance Co. Ltd.	154	26,164
SK Telecom Co. Ltd.	198	42,497

(Cost $173,724)		160,547

Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	1,353	42,873
Enagas SA	1,255	30,655
Endesa SA	1,609	46,135
Iberdrola SA	30,717	420,532
Naturgy Energy Group SA	1,496	34,600
Red Electrica Corp. SA	2,188	44,847

(Cost $447,541)		619,642

Sweden — 0.1%
Lundin Energy AB (Cost $22,343)	927	22,259

Switzerland — 8.8%
ABB Ltd.	9,318	246,717
Adecco Group AG	777	47,240
Baloise Holding AG	238	41,196
Novartis AG	11,281	1,025,172
Swiss Life Holding AG	155	69,478
Swiss Prime Site AG	377	34,064
Swisscom AG	133	70,518
Zurich Insurance Group AG	766	312,137

(Cost $1,750,160)		1,846,522

	Number of Shares	Value
Taiwan — 3.9%
Asia Cement Corp.	12,313	$18,705
Catcher Technology Co. Ltd.	3,333	21,984
Chicony Electronics Co. Ltd.	3,000	8,989
Compal Electronics, Inc.	23,525	15,929
CTBC Financial Holding Co. Ltd.	89,646	60,230
Eclat Textile Co. Ltd.	916	12,855
First Financial Holding Co. Ltd.	51,565	38,535
Formosa Chemicals & Fibre Corp.	17,202	46,471
Formosa Plastics Corp.	18,816	56,245
Fubon Financial Holding Co. Ltd.	33,159	51,537
Globalwafers Co. Ltd.	1,238	24,237
Hon Hai Precision Industry Co. Ltd.	62,817	181,382
Lite-On Technology Corp.	12,126	20,442
Micro-Star International Co. Ltd.	3,163	13,872
Nien Made Enterprise Co. Ltd.	945	11,157
Novatek Microelectronics Corp.	2,841	29,803
Phison Electronics Corp.	971	11,004
Powertech Technology, Inc.	3,695	11,927
President Chain Store Corp.	2,712	24,644
Shanghai Commercial & Savings Bank Ltd.	18,943	25,920
Standard Foods Corp.	2,041	4,468
Synnex Technology International Corp.	5,844	9,124
Taiwan Cement Corp.	23,586	35,500
Vanguard International Semiconductor Corp.	5,133	18,909
Walsin Technology Corp.	1,762	12,024
Wistron Corp.	13,212	13,837
Wiwynn Corp.	366	8,757
WPG Holdings Ltd.	6,156	9,212
Zhen Ding Technology Holding Ltd.	3,607	15,629

(Cost $752,206)		813,328

Thailand — 0.8%
Bangkok Bank PCL, NVDR	3,000	11,702
Bangkok Commercial Asset Management PCL, NVDR	10,400	7,220
Kasikornbank PCL, NVDR	8,500	30,909
Land & Houses PCL, NVDR	51,100	13,261
PTT PCL, NVDR	57,300	75,769
Ratch Group PCL, NVDR	3,200	6,003
Siam Commercial Bank PCL, NVDR	5,300	14,980

(Cost $194,116)		159,844

Turkey — 0.0%
Ford Otomotiv Sanayi AS (Cost $4,121)	373	5,140

United Arab Emirates — 0.8%
Abu Dhabi Islamic Bank PJSC	5,718	7,317
Aldar Properties PJSC	23,342	19,318
Dubai Islamic Bank PJSC	10,699	13,049
Emirates NBD Bank PJSC	12,795	38,143
Emirates Telecommunications Group Co. PJSC	8,619	40,641
First Abu Dhabi Bank PJSC	13,328	45,792

(Cost $149,254)		164,260

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
United Kingdom — 14.9%
3i Group PLC	4,909	$70,158
Admiral Group PLC	974	37,151
Anglo American PLC	6,234	184,223
BAE Systems PLC	16,290	109,610
British American Tobacco PLC	11,655	410,707
Direct Line Insurance Group PLC	6,932	27,375
GlaxoSmithKline PLC	25,517	466,711
Hargreaves Lansdown PLC	1,684	32,150
Imperial Brands PLC	4,803	87,271
M&G PLC	13,139	32,890
National Grid PLC	17,898	202,723
Rio Tinto PLC	5,700	367,857
Schroders PLC	634	27,246
Severn Trent PLC	1,206	38,464
Standard Life Aberdeen PLC	11,371	41,125
Tesco PLC	49,784	150,874
Unilever PLC	13,359	815,235
Wm Morrison Supermarkets PLC	12,257	29,430

(Cost $3,187,011)		3,131,200

TOTAL COMMON STOCKS (Cost $20,248,385)		20,674,756

PREFERRED STOCKS — 1.5%
Brazil — 0.3%
Cia Paranaense de Energia	424	5,374
Itausa SA	21,349	41,936

(Cost $57,968)		47,310

Chile — 0.0%
Embotelladora Andina SA, Class B (Cost $5,765)	2,045	4,599

South Korea — 1.2%
Hyundai Motor Co.	141	10,704
Hyundai Motor Co.-2nd Preferred	197	15,417

	Number of Shares	Value
South Korea (Continued)
Samsung Electronics Co. Ltd.	4,170	$230,254

(Cost $149,532)		256,375

TOTAL PREFERRED STOCKS (Cost $213,265)		308,284

RIGHTS — 0.0%
China — 0.0%
China Resources Mixc Lifestyle Services Ltd.*, expires 12/31/20 (c) (Cost $0)	141	0

EXCHANGE-TRADED FUNDS — 0.0%
WisdomTree Emerging Markets High Dividend Fund (a)	100	3,937
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (d)	400	8,988

TOTAL EXCHANGE-TRADED FUNDS (Cost $12,133)		12,925

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (e)(f)
(Cost $103,109)	103,109	103,109

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e) (Cost $83,058)	83,058	83,058

TOTAL INVESTMENTS — 100.7% (Cost $20,659,950)		$21,182,132
Other assets and liabilities, net — (0.7%)		(151,858)

NET ASSETS — 100.0%		$21,030,274

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (d)
—	135,070	(126,758)		4	672	737	—	400	8,988

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (e)(f)
237,415	—	(134,306	)(g)	—	—	77	—	103,109	103,109

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e)
128,203	842,762	(887,907)		—	—	12	—	83,058	83,058

365,618	977,832	(1,148,971)		4	672	826	—	186,567	195,155

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $127,431, which is 0.6% of net assets.

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2020 (Unaudited)

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Investment was valued using significant unobservable inputs.

(d)	Affiliated fund advised by DBX Advisors LLC.

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $33,080.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
KSC	Kuwait Shareholding Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$20,674,756	$—	$—	$20,674,756
Preferred Stocks (h)	308,284	—	—	308,284
Rights	—	—	0	0
Exchange-Traded Funds	12,925	—	—	12,925
Short-Term Investments (h)	186,167	—	—	186,167

TOTAL	$21,182,132	$—	$0	$21,182,132

(h)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Australia — 4.8%
Aurizon Holdings Ltd.	385,668	$1,207,763
Coca-Cola Amatil Ltd.	95,810	893,060
Computershare Ltd.	99,619	1,048,213
Fortescue Metals Group Ltd.	334,894	4,498,557
Magellan Financial Group Ltd.	25,186	1,098,281
Medibank Pvt Ltd.	556,645	1,168,967
Rio Tinto Ltd.	74,014	5,530,075
Treasury Wine Estates Ltd.	144,861	916,904
Wesfarmers Ltd.	228,309	8,318,950

(Cost $19,516,360)		24,680,770

Belgium — 0.1%
Proximus SADP (Cost $771,680)	30,527	639,403

Denmark — 0.5%
Pandora A/S	19,545	1,963,138
Tryg A/S	29,780	865,762

(Cost $2,022,773)		2,828,900

Finland — 1.8%
Elisa OYJ	28,599	1,539,456
Fortum OYJ	89,486	2,055,765
Orion OYJ, Class B	21,063	994,218
UPM-Kymmene OYJ	107,278	3,544,365
Wartsila OYJ Abp	87,182	821,992

(Cost $8,234,246)		8,955,796

France — 10.9%
Bouygues SA	45,129	1,801,964
Danone SA	123,029	7,926,436
Faurecia SE*	20	998
Sanofi	226,755	22,977,124
Sodexo SA	17,030	1,412,953
TOTAL SE	503,826	21,590,907

(Cost $52,315,968)		55,710,382

Germany — 13.5%
Allianz SE	83,430	19,726,278
BASF SE	182,870	13,415,892
Bayer AG	196,024	11,318,546
Evonik Industries AG	41,371	1,252,542
Hannover Rueck SE	12,087	2,028,525
HOCHTIEF AG	5,087	492,282
Siemens AG	153,077	20,508,414

(Cost $62,562,284)		68,742,479

Hong Kong — 5.9%
BOC Hong Kong Holdings Ltd.	739,594	2,408,868
CK Asset Holdings Ltd.	516,446	2,827,879
CK Hutchison Holdings Ltd.	538,294	3,905,713
CK Infrastructure Holdings Ltd.	132,242	676,349
CLP Holdings Ltd.	328,563	3,085,377
Hang Lung Properties Ltd.	412,752	1,023,295
Hang Seng Bank Ltd.	152,988	2,666,066
Henderson Land Development Co. Ltd.	291,709	1,222,901
HKT Trust & HKT Ltd. (b)	756,674	989,703

	Number of Shares	Value
Hong Kong (Continued)
Jardine Matheson Holdings Ltd.	43,688	$2,318,522
New World Development Co. Ltd.	86	436
Power Assets Holdings Ltd.	277,429	1,460,059
Sino Land Co. Ltd.	638,009	872,350
Sun Hung Kai Properties Ltd.	260,334	3,475,598
WH Group Ltd., 144A	1,867,500	1,524,834
Wharf Real Estate Investment Co. Ltd.	334,262	1,554,356

(Cost $29,849,027)		30,012,306

Italy — 4.8%
Assicurazioni Generali SpA	221,874	3,800,612
Enel SpA	1,620,993	16,229,708
Snam SpA	405,256	2,279,862
Terna Rete Elettrica Nazionale SpA	288,135	2,161,754

(Cost $23,245,629)		24,471,936

Japan — 13.8%
Amada Co. Ltd.	65,600	632,880
Asahi Kasei Corp.	252,874	2,321,033
Bridgestone Corp.	107,600	3,760,196
Daiwa House Industry Co. Ltd.	113,371	3,479,139
Isuzu Motors Ltd.	111,900	1,092,440
ITOCHU Corp.	271,000	7,169,058
Japan Tobacco, Inc.	240,500	4,889,571
Kajima Corp.	85,600	1,127,104
KDDI Corp.	320,700	9,172,743
Mitsubishi Gas Chemical Co., Inc.	29,397	624,166
MS&AD Insurance Group Holdings, Inc.	90,500	2,634,068
NGK Spark Plug Co. Ltd.	30,800	558,550
Nippon Telegraph & Telephone Corp.	257,600	6,089,513
Obayashi Corp.	117,200	1,034,035
Pola Orbis Holdings, Inc. (c)	18,600	371,911
Seiko Epson Corp.	52,809	788,526
Sekisui House Ltd.	124,324	2,239,084
SoftBank Corp.	574,300	7,074,451
Sompo Holdings, Inc.	67,800	2,607,317
Sumitomo Chemical Co. Ltd.	304,500	1,080,460
Sumitomo Electric Industries Ltd.	152,000	1,740,475
T&D Holdings, Inc.	107,924	1,261,658
Taisei Corp.	36,100	1,277,478
Tokio Marine Holdings, Inc.	126,576	6,299,971
Tosoh Corp.	52,520	829,038

(Cost $65,701,463)		70,154,865

Luxembourg — 0.0%
Aroundtown SA (a) (Cost $169)	24	167

Netherlands — 1.7%
Koninklijke Ahold Delhaize NV	219,606	6,302,002
NN Group NV	57,811	2,354,679

(Cost $8,131,772)		8,656,681

New Zealand — 0.2%
Spark New Zealand Ltd. (Cost $994,387)	374,482	1,200,128

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Norway — 0.5%
Gjensidige Forsikring ASA	38,570	$843,553
Mowi ASA	88,525	1,799,666

(Cost $2,694,060)		2,643,219

Portugal — 0.6%
EDP — Energias de Portugal SA (Cost $2,367,821)	548,855	2,933,424

Singapore — 2.3%
Oversea-Chinese Banking Corp. Ltd.	667,702	5,023,838
Singapore Exchange Ltd.	162,250	1,076,661
Singapore Technologies Engineering Ltd.	299,800	863,796
United Overseas Bank Ltd.	227,500	3,822,516
Venture Corp. Ltd.	54,300	763,208

(Cost $11,264,363)		11,550,019

Spain — 4.5%
ACS Actividades de Construccion y Servicios SA	53,706	1,701,801
Enagas SA	50,183	1,225,791
Endesa SA	64,158	1,839,598
Iberdrola SA	1,199,158	16,417,095
Industria de Diseno Textil SA	30	1,000
Red Electrica Corp. SA	87,576	1,795,037

(Cost $18,544,058)		22,980,322

Sweden — 0.2%
Lundin Energy AB (Cost $908,122)	37,396	897,968

Switzerland — 9.6%
Adecco Group AG	31,208	1,897,369
Baloise Holding AG	9,299	1,609,581
Novartis AG	292,619	26,592,030
Swiss Life Holding AG	6,080	2,725,355
Swiss Prime Site AG	15,330	1,385,170
Swisscom AG	5,204	2,759,218
Zurich Insurance Group AG	30,083	12,258,498

(Cost $44,914,464)		49,227,221

	Number of Shares	Value
United Kingdom — 24.2%
BAE Systems PLC	639,004	$4,299,639
Schroders PLC	25,318	1,088,049
3i Group PLC	194,861	2,784,899
Admiral Group PLC	38,216	1,457,650
Anglo American PLC	245,766	7,262,719
British American Tobacco PLC	458,632	16,161,583
Direct Line Insurance Group PLC	266,888	1,053,962
GlaxoSmithKline PLC	1,003,065	18,346,260
Hargreaves Lansdown PLC	65,858	1,257,310
Imperial Brands PLC	189,336	3,440,244
M&G PLC	520,576	1,303,117
National Grid PLC	704,466	7,979,186
Rio Tinto PLC	224,558	14,492,158
Severn Trent PLC	48,262	1,539,286
Standard Life Aberdeen PLC	452,485	1,636,482
Tesco PLC	1,944,749	5,893,690
Unilever PLC	524,717	32,020,952
Wm Morrison Supermarkets PLC	475,710	1,142,222

(Cost $120,470,468)		123,159,408

TOTAL COMMON STOCKS (Cost $474,509,114)		509,445,394

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d)(e) (Cost $346,694)	346,694	346,694

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $989,509)	989,509	989,509

TOTAL INVESTMENTS — 100.2% (Cost $475,845,317)		$510,781,597
Other assets and liabilities, net — (0.2%)		(941,671)

NET ASSETS — 100.0%		$509,839,926

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d)(e)
5,636,041	—	(5,289,347	)(f)	—	—	2,198	—	346,694	346,694
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
802,916	18,498,469	(18,311,876)		—	—	469	—	989,509	989,509

6,438,957	18,498,469	(23,601,223)		—	—	2,667	—	1,336,203	1,336,203

*	Non-income producing security.
(a)	Company Declared its annual dividend during the 12-month period ended November 30, 2020, the scheduled payment date was subsequent to November 30, 2020.

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2020 (Unaudited)

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $329,321, which is 0.1% of net assets.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI EAFE Futures	USD	13	$1,218,569	$1,321,450	12/18/2020	$102,881

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$509,445,394	$—	$—	$509,445,394
Short-Term Investments (g)	1,336,203	—	—	1,336,203
Derivatives (h)
Futures Contracts	102,881	—	—	102,881

TOTAL	$510,884,478	$—	$—	$510,884,478

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	46

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2020 (Unaudited)

	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Assets
Investment in non-affiliated securities at value	$10,215,258	$29,500,005	$14,191,783	$114,288,287
Investment in affiliated securities at value	10,744	—	—	—
Investment in DWS Government Money Market Series	33,933	1,476,936	262,773	—
Investment in DWS Government & Agency Securities Portfolio*	43,260	142,800	293,645	—
Cash	—	8,628	—	477,523
Receivables:
Investment securities sold	95,467	—	4,322,875	—
Interest	78,906	370,765	293,376	1,274,460
Securities lending income	37	49	440	—

Total assets	$10,477,605	$31,499,183	$19,364,892	$116,040,270

Liabilities
Payable upon return of securities loaned	$43,260	$142,800	$293,645	$—
Payables:
Investment securities purchased	122,928	1,366,069	238,174	362,110
Capital shares	—	—	4,183,409	—
Investment advisory fees	1,255	8,064	3,049	13,830

Total liabilities	167,443	1,516,933	4,718,277	375,940

Net Assets, at value	$10,310,162	$29,982,250	$14,646,615	$115,664,330

Net Assets Consist of
Paid-in capital	$10,701,174	$29,570,572	$14,958,189	$109,608,324
Distributable earnings (loss)	(391,012)	411,678	(311,574)	6,056,006

Net Assets, at value	$10,310,162	$29,982,250	$14,646,615	$115,664,330

Number of Common Shares outstanding	450,001	1,350,001	700,001	4,000,001

Net Asset Value	$22.91	$22.21	$20.92	$28.92

Investment in non-affiliated securities at cost	$9,375,463	$28,206,304	$13,074,046	$108,328,373

Investment in affiliated securities at cost	$9,875	$—	$—	$—

Value of securities loaned	$165,585	$158,045	$626,531	$—

Investment in DWS Government Money Market Series at cost	$33,933	$1,476,936	$262,773	$—

Investment in DWS Government & Agency Securities Portfolio at cost*	$43,260	$142,800	$293,645	$—

Non-cash collateral for securities on loan	$126,153	$19,699	$358,002	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	47

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2020 (Unaudited)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Assets
Investment in non-affiliated securities at value	$20,986,977	$509,445,394
Investment in affiliated securities at value	8,988	—
Investment in DWS Government Money Market Series	83,058	989,509
Investment in DWS Government & Agency Securities Portfolio*	103,109	346,694
Foreign currency at value	37,419	324,069
Deposit with broker for futures contracts	—	102,960
Foreign tax receivable	264	—
Receivables:
Investment securities sold	5,294,251	221,423,675
Capital shares	—	4,195,022
Variation margin on futures contracts	9,304	79,603
Dividends	55,783	2,030,911
Interest	1	14
Securities lending income	80	821
Foreign tax reclaim	22,623	302,982

Total assets	$26,601,857	$739,241,654

Liabilities
Payable upon return of securities loaned	$103,109	$346,694
Payables:
Investment securities purchased	5,465,144	160,015,367
Capital shares	—	68,958,462
Investment advisory fees	3,330	81,205

Total liabilities	5,571,583	229,401,728

Net Assets, at value	$21,030,274	$509,839,926

Net Assets Consist of
Paid-in capital	$24,727,242	$521,242,604
Distributable earnings (loss)	(3,696,968)	(11,402,678)

Net Assets, at value	$21,030,274	$509,839,926

Number of Common Shares outstanding	900,001	22,550,001

Net Asset Value	$23.37	$22.61

Investment in non-affiliated securities at cost	$20,465,467	$474,509,114

Investment in affiliated securities at cost	$8,316	$—

Value of securities loaned	$127,431	$329,321

Investment in DWS Government Money Market Series at cost	$83,058	$989,509

Investment in DWS Government & Agency Securities Portfolio at cost*	$103,109	$346,694

Non-cash collateral for securities on loan	$33,080	$—

Foreign currency at cost	$37,194	$314,578

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	48

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2020 (Unaudited)

	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Investment Income
Unaffiliated interest income	$126,037	$474,486	$612,014	$1,413,729
Affiliated interest income	184	—	—	—
Income distributions from affiliated funds	12	48	60	—
Affiliated securities lending income	11	14	67	—
Unaffiliated securities lending income, net of borrower rebates	220	172	1,926	—

Total investment income	126,464	474,720	614,067	1,413,729

Expenses
Investment advisory fees	7,640	39,222	19,089	79,101
Other expenses	25	25	25	57

Total expenses	7,665	39,247	19,114	79,158

Less fees waived (see note 3):
Waiver	(12)	(64)	(73)	—

Net expenses	7,653	39,183	19,041	79,158

Net investment income (loss)	118,811	435,537	595,026	1,334,571

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	54,405	270,590	378,471	55,705
In-kind redemptions	—	—	306,637	—
Payments by Affiliates (see note 6)	—	—	138	—

Net realized gain (loss)	54,405	270,590	685,246	55,705
Net change in unrealized appreciation (depreciation) on:
Investments	343,781	1,184,541	571,569	4,342,764
Investments in affiliates	605	—	—	—

Net change in unrealized appreciation (depreciation)	344,386	1,184,541	571,569	4,342,764

Net realized and unrealized gain (loss) on investments	398,791	1,455,131	1,256,815	4,398,469

Net Increase (Decrease) in Net Assets Resulting from Operations	$517,602	$1,890,668	$1,851,841	$5,733,040

See Notes to Financial Statements.	49

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2020 (Unaudited)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Investment Income
Unaffiliated dividend income*	$423,250	$8,321,542
Income distributions from affiliated funds	749	469
Affiliated securities lending income	77	2,198
Unaffiliated non-cash dividend income	101,349	2,820,962
Unaffiliated securities lending income, net of borrower rebates	3,242	116,378

Total investment income	528,667	11,261,549

Expenses
Investment advisory fees	20,224	463,276
Other expenses	57	401

Total expenses	20,281	463,677

Less fees waived (see note 3):
Waiver	(35)	(362)

Net expenses	20,246	463,315

Net investment income (loss)	508,421	10,798,234

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(642,191)	(12,037,024)
Investments in affiliates	4	—
In-kind redemptions	1,272	15,963,356
Futures contracts	53,483	1,099,069
Foreign currency transactions	5,191	219,444

Net realized gain (loss)	(582,241)	5,244,845

Net change in unrealized appreciation (depreciation) on:
Investments**	3,007,133	53,749,312
Investments in affiliates	672	—
Futures contracts	(23,266)	(285,966)
Foreign currency translations	3,879	(32,893)

Net change in unrealized appreciation (depreciation)	2,988,418	53,430,453

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2,406,177	58,675,298

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,914,598	$69,473,532

* Unaffiliated foreign tax withheld	$40,417	$460,037
** Net of change in deferred foreign taxes	$(6)	$—

See Notes to Financial Statements.	50

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF		Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$118,811	$206,829	$435,537	$393,152
Net realized gain (loss)	54,405	(379,633)	270,590	(276,150)
Net change in net unrealized appreciation (depreciation)	344,386	442,059	1,184,541	142,587

Net increase (decrease) in net assets resulting from operations	517,602	269,255	1,890,668	259,589

Distributions to Shareholders	(116,181)	(213,862)	(377,873)	(384,666)

Fund Shares Transactions
Proceeds from shares sold	—	5,325,572	14,031,894	19,649,326
Value of shares redeemed	—	(2,383,293)	—	(12,017,544)

Net increase (decrease) in net assets resulting from fund share transactions	—	2,942,279	14,031,894	7,631,782

Total net increase (decrease) in Net Assets	401,421	2,997,672	15,544,689	7,506,705

Net Assets
Beginning of period	9,908,741	6,911,069	14,437,561	6,930,856

End of period	$10,310,162	$9,908,741	$29,982,250	$14,437,561

Changes in Shares Outstanding
Shares outstanding, beginning of period	450,001	300,001	700,001	300,001
Shares sold	—	250,000	650,000	900,000
Shares redeemed	—	(100,000)	—	(500,000)

Shares outstanding, end of period	450,001	450,001	1,350,001	700,001

See Notes to Financial Statements.	51

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF		Xtrackers Municipal Infrastructure Revenue Bond ETF
	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$595,026	$572,901	$1,334,571	$2,110,866
Net realized gain (loss)	685,246	(1,416,344)	55,705	499,255
Net change in net unrealized appreciation (depreciation)	571,569	660,323	4,342,764	(806,061)

Net increase (decrease) in net assets resulting from operations	1,851,841	(183,120)	5,733,040	1,804,060

Distributions to Shareholders	(570,484)	(514,773)	(1,486,475)	(1,935,086)

Fund Shares Transactions
Proceeds from shares sold	—	12,754,870	14,280,456	33,722,192
Value of shares redeemed	(5,206,838)	—	—	(4,325,592)

Net increase (decrease) in net assets resulting from fund share transactions	(5,206,838)	12,754,870	14,280,456	29,396,600

Total net increase (decrease) in Net Assets	(3,925,481)	12,056,977	18,527,021	29,265,574

Net Assets
Beginning of period	18,572,096	6,515,119	97,137,309	67,871,735

End of period	$14,646,615	$18,572,096	$115,664,330	$97,137,309

Changes in Shares Outstanding
Shares outstanding, beginning of period	950,001	300,001	3,500,001	2,450,001
Shares sold	—	650,000	500,000	1,200,000
Shares redeemed	(250,000)	—	—	(150,000)

Shares outstanding, end of period	700,001	950,001	4,000,001	3,500,001

See Notes to Financial Statements.	52

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF		Xtrackers MSCI EAFE High Dividend Yield Equity ETF
	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$508,421	$1,044,097	$10,798,234	$13,739,487
Net realized gain (loss)	(582,241)	(2,088,893)	5,244,845	(44,165,173)
Net change in net unrealized appreciation (depreciation)	2,988,418	(581,521)	53,430,453	2,053,231

Net increase (decrease) in net assets resulting from operations	2,914,598	(1,626,317)	69,473,532	(28,372,455)

Distributions to Shareholders	(603,131)	(1,173,193)	(10,774,868)	(13,640,273)

Fund Shares Transactions
Proceeds from shares sold	—	9,841,629	120,648,903	266,608,659
Value of shares redeemed	(1,109,164)	(10,905,892)	(78,179,158)	(60,156,321)

Net increase (decrease) in net assets resulting from fund share transactions	(1,109,164)	(1,064,263)	42,469,745	206,452,338

Total net increase (decrease) in Net Assets	1,202,303	(3,863,773)	101,168,409	164,439,610

Net Assets
Beginning of period	19,827,971	23,691,744	408,671,517	244,231,907

End of period	$21,030,274	$19,827,971	$509,839,926	$408,671,517

Changes in Shares Outstanding
Shares outstanding, beginning of period	950,001	1,000,001	20,550,001	11,100,001
Shares sold	—	400,000	5,500,000	12,200,000
Shares redeemed	(50,000)	(450,000)	(3,500,000)	(2,750,000)

Shares outstanding, end of period	900,001	950,001	22,550,001	20,550,001

See Notes to Financial Statements.	53

DBX ETF Trust

Financial Highlights

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,
			2020		2019	2018	2017	2016
Net Asset Value, beginning of period	$22.02		$23.04		$23.84	$24.09	$23.79	$24.63

Income (loss) from investment operations:
Net investment income (loss)(a)	0.26		0.73		0.83	0.78	0.73	0.71
Net realized and unrealized gain (loss)	0.89		(0.98	)(b)	(0.32)	(0.28)	0.39	(0.73)

Total from investment operations	1.15		(0.25)		0.51	0.50	1.12	(0.02)

Less distributions from:
Net investment income	(0.26)		(0.77)		(0.83)	(0.75)	(0.82)	(0.82)
Net realized gains	—		—		(0.48)	—	—	—

Total distributions	(0.26)		(0.77)		(1.31)	(0.75)	(0.82)	(0.82)

Net Asset Value, end of period	$22.91		$22.02		$23.04	$23.84	$24.09	$23.79

Total Return (%)	5.24	**(c)	(1.16	)(c)	2.28 (c)	2.05	4.79	(0.04)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10		10		7	10	6	5
Ratio of expenses before fee waiver (%)	0.15	*	0.24		0.25	0.25	0.25	0.25
Ratio of expenses after fee waiver (%)	0.15	*	0.24		0.25	0.25	0.25	0.25
Ratio of net investment income (loss) (%)	2.33	*	3.18		3.53	3.22	3.04	3.00
Portfolio turnover rate (%) (d)	12	**	57		25	33	26	14

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,
			2020		2019	2018	2017	2016
Net Asset Value, beginning of period	$20.63		$23.10		$24.36	$24.91	$23.96	$25.03

Income (loss) from investment operations:
Net investment income (loss)(a)	0.42		0.89		1.05	0.99	1.07	1.07
Net realized and unrealized gain (loss)	1.54		(2.37)		(0.29)	(0.48)	1.18	(0.80)

Total from investment operations	1.96		(1.48)		0.76	0.51	2.25	0.27

Less distributions from:
Net investment income	(0.38)		(0.99)		(1.04)	(1.02)	(1.30)	(1.26)
Net realized gains	—		—		(0.98)	(0.04)	—	(0.08)

Total distributions	(0.38)		(0.99)		(2.02)	(1.06)	(1.30)	(1.34)

Net Asset Value, end of period	$22.21		$20.63		$23.10	$24.36	$24.91	$23.96

Total Return (%)	9.57	**(c)	(6.79	)(c)	3.31 (c)	2.03	9.61	1.22

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	30		14		7	9	6	6
Ratio of expenses before fee waiver (%)	0.35	*	0.44		0.45	0.45	0.47	0.50
Ratio of expenses after fee waiver (%)	0.35	*	0.44		0.45	0.45	0.47	0.50
Ratio of net investment income (loss) (%)	3.89	*	3.85		4.37	3.94	4.35	4.45
Portfolio turnover rate (%) (d)	21	**	26		31	48	35	15

(a)	Based on average shares outstanding during the period.
(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	54

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,
			2020		2019	2018	2017	2016
Net Asset Value, beginning of period	$19.55		$21.72		$22.68	$23.42	$22.23	$24.57

Income (loss) from investment operations:
Net investment income (loss)(a)	0.63		1.26		1.32	1.27	1.17	1.08
Net realized and unrealized gain (loss)	1.35		(2.19)		(0.82)	(0.53)	1.30	(2.10)

Total from investment operations	1.98		(0.93)		0.50	0.74	2.47	(1.02)

Less distributions from:
Net investment income	(0.61)		(1.24)		(1.46)	(1.48)	(1.28)	(1.32)

Total distributions	(0.61)		(1.24)		(1.46)	(1.48)	(1.28)	(1.32)

Net Asset Value, end of period	$20.92		$19.55		$21.72	$22.68	$23.42	$22.23

Total Return (%)	10.28	**(b)	(4.58	)(b)	2.18 (b)	3.24 (b)	11.40	(4.06)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	15		19		7	3	11	9
Ratio of expenses before fee waiver (%)	0.20	*	0.33	(c)	0.35 (c)	0.35 (c)	0.39	0.45
Ratio of expenses after fee waiver (%)	0.20	*	0.19	(c)	0.14 (c)	0.33 (c)	0.39	0.45
Ratio of net investment income (loss) (%)	6.23	*	6.06		5.91	5.47	5.08	4.81
Portfolio turnover rate (%) (d)	32	**	113		19	50	33	35

Xtrackers Municipal Infrastructure Revenue Bond ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,
			2020		2019	2018	2017	2016
Net Asset Value, beginning of period	$27.75		$27.70		$26.52	$26.71	$27.17	$25.49

Income (loss) from investment operations:
Net investment income (loss)(a)	0.36		0.76		0.75	0.70	0.66	0.80
Net realized and unrealized gain (loss)	1.21		0.00	(e)	1.18	(0.20)	(0.46)	1.67

Total from investment operations	1.57		0.76		1.93	0.50	0.20	2.47

Less distributions from:
Net investment income	(0.40)		(0.71)		(0.75)	(0.69)	(0.66)	(0.79)

Total distributions	(0.40)		(0.71)		(0.75)	(0.69)	(0.66)	(0.79)

Net Asset Value, end of period	$28.92		$27.75		$27.70	$26.52	$26.71	$27.17

Total Return (%)	5.71	**	2.77		7.45 (b)	1.87	0.77	9.89

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	116		97		68	58	60	37
Ratio of expenses before fee waiver (%)	0.15	*	0.15		0.25	0.30	0.30	0.30
Ratio of expenses after fee waiver (%)	0.15	*	0.15		0.22	0.30	0.30	0.30
Ratio of net investment income (loss) (%)	2.53	*	2.72		2.85	2.61	2.50	3.07
Portfolio turnover rate (%) (d)	5	**	12		25	28	0	13

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)

The Fund invested in other ETFs and indirectly bore its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio did not included these indirect fees and expenses.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	Less than 0.005.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	55

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,						Period Ended 5/31/2016(a)
			2020		2019		2018	2017
Net Asset Value, beginning of period	$20.87		$23.69		$25.42		$26.14	$22.96	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.55		0.94		1.21		1.35	1.02	0.70
Net realized and unrealized gain (loss)	2.60		(2.78)		(1.92)		(1.20)	3.07	(2.38)

Total from investment operations	3.15		(1.84)		(0.71)		0.15	4.09	(1.68)

Less distributions from:
Net investment income	(0.65)		(0.98)		(1.02)		(0.87)	(0.60)	(0.36)
Net realized gains	—		—		—		—	(0.31)	—

Total distributions	(0.65)		(0.98)		(1.02)		(0.87)	(0.91)	(0.36)

Net Asset Value, end of period	$23.37		$20.87		$23.69		$25.42	$26.14	$22.96

Total Return (%)	15.41	**(c)	(8.19	)(c)	(2.82	)(c)	0.54	18.17	(6.67	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	21		20		24		27	4	3
Ratio of expenses before fee waiver (%)	0.20	*	0.20		0.20		0.32	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20		0.20		0.32	0.45	0.45	*
Ratio of net investment income (loss) (%)	4.53	*	3.94		4.96		5.29	4.17	3.83	*
Portfolio turnover rate (%) (d)	32	**	40		30		76	36	33	**

Xtrackers MSCI EAFE High Dividend Yield Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,						Period Ended 5/31/2016(a)
			2020		2019		2018	2017
Net Asset Value, beginning of period	$19.89		$22.00		$23.69		$24.99	$23.16	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.49		0.85		1.36		1.50	1.06	0.88
Net realized and unrealized gain (loss)	2.72		(2.00)		(2.25)		(1.99)	3.03	(2.17)

Total from investment operations	3.21		(1.15)		(0.89)		(0.49)	4.09	(1.29)

Less distributions from:
Net investment income	(0.49)		(0.96)		(0.80)		(0.81)	(0.95)	(0.38)
Net realized gains	—		—		—		—	(1.31)	(0.17)

Total distributions	(0.49)		(0.96)		(0.80)		(0.81)	(2.26)	(0.55)

Net Asset Value, end of period	$22.61		$19.89		$22.00		$23.69	$24.99	$23.16

Total Return (%)	16.38	**(c)	(5.58	)(c)	(3.76	)(c)	(2.02)	18.93 (e)	(5.08	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	510		409		244		24	5	5
Ratio of expenses before fee waiver (%)	0.20	*	0.20		0.20		0.33	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20		0.20		0.33	0.45	0.45	*
Ratio of net investment income (loss) (%)	4.05	*	3.86		6.06		6.28	4.48	4.86	*
Portfolio turnover rate (%) (d)	38	**	57		20		56	41	33	**

(a)	For the period August 12, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.32%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	56

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2020, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF
Xtrackers Municipal Infrastructure Revenue Bond ETF
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

The Advisor, an indirect, wholly-owned subsidiary of DWS Group GmbH & Co.KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF and Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF offer shares that are listed and traded on the Cboe Bats BZX Exchange. Inc. (“Cboe”). Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, (“NAV”) only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index*
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	J.P. Morgan ESG EMBI Global Diversified Sovereign Index
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	J.P. Morgan ESG DM Corporate High Yield USD Index
Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	MSCI ACWI ex USA High Dividend Yield Index
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	MSCI EAFE High Dividend Yield Index

The Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the Bloomberg Barclays US Corporate Index (an investment grade corporate bond universe), resulting in a broad investment grade fixed income market exposure with ESG aspects. Under normal circumstances, the Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index is reconstituted and rebalanced on a monthly basis.

The J.P. Morgan ESG EMBI Global Diversified Sovereign Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan EMBI Global Diversified Sovereign Index, resulting in a broad emerging markets sovereign debt market exposure with ESG aspects. The J.P. Morgan ESG DM Corporate High Yield USD Index is designed to apply environmental, social and governance (“ESG”) considerations to a

57

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan DM High Yield USD Index (a USD denominated high yield corporate bond index of developed market issuers), resulting in a broad high yield fixed income market exposure with ESG aspects. Under normal circumstances, the J.P. Morgan Indices are reconstituted and rebalanced on a monthly basis.

The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). Under normal circumstances, the Solactive Municipal Infrastructure Revenue Bond Index is rebalanced monthly on the last business day of each month.

The MSCI ACWI ex USA High Dividend Yield Index is designed to track the performance of equity securities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding REITs) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. Under normal circumstances, the MSCI High Dividend Yield Indices are rebalanced semi-annually in May and November.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF are diversified series of the Trust. Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF are non-diversified and are not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund, with the exception of Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF, may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

58

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

59

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF to pay out dividends from its net investment income monthly and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2020, the Funds did not incur any interest or penalties.

At May 31, 2020, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$534,428	$768,783	$1,303,211
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	454,690	773,560	1,228,250
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	722,743	1,477,103	2,199,846
Xtrackers Municipal Infrastructure Revenue Bond ETF	118,771	22,882	141,653
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	1,036,232	2,584,214	3,620,446
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	18,487,982	30,160,860	48,648,842

60

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

As of May 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$9,407,086	$494,217	$497,447	$(3,230)
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	14,221,066	82,211	469,057	(386,846)
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	17,923,140	543,950	592,906	(48,956)
Xtrackers Municipal Infrastructure Revenue Bond ETF	93,824,302	1,617,150	2,721,835	(1,104,685)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	22,733,654	(2,650,394)	587,223	(3,237,617)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	437,036,347	(27,069,717)	7,157,930	(34,227,647)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds, except the Xtrackers Municipal Infrastructure Revenue Bond ETF, may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2020, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of November 30, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on

61

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2020, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2020

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF
Corporate Bonds	$43,260	$1,130	$15,231	$109,792	$169,413

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$169,413

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
Common Stocks	$142,800	$177	$2,378	$17,144	$162,499

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$162,499

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF
Corporate Bonds	$293,645	$2,621	$35,308	$320,073	$651,647

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$651,647

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Common Stocks	$93,392	$—	$2,516	$30,564	$126,472
Exchange-Traded Funds	9,717	—	—	—	$9,717

Total Borrowings	$103,109	$—	$2,516	$30,564	$136,189

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$136,189

Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Common Stocks	$346,694	$—	$—	$—	$346,694

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$346,694

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2020, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

62

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2020 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$102,881	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$53,483
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,099,069

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$(23,266)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	(285,966)

For the period ended November 30, 2020 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$139,878
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	3,637,873

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

63

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	0.15%
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	0.35%
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	0.20%
Xtrackers Municipal Infrastructure Revenue Bond ETF	0.15%
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	0.20%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.20%

The Advisor for Xtrackers MSCI All World ex US High Dividend Yield Equity ETF has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the period ended November 30, 2020, the Advisor waived $24 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended November 30, 2020, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$12
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	64
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	73
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	11
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	362

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

64

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

4. Investment Portfolio Transactions

For the period ended November 30, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$1,244,574	$1,191,694
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	12,929,935	4,532,233
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	5,693,961	6,933,998
Xtrackers Municipal Infrastructure Revenue Bond ETF	15,385,556	5,442,614
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	6,213,493	6,340,231
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	185,564,062	172,704,558

For the period ended November 30, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	$—	$—
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	5,526,590	—
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	—	4,113,846
Xtrackers Municipal Infrastructure Revenue Bond ETF	5,159,514	—
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	—	973,637
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	112,038,794	77,115,558

5. Fund Share Transactions

As of November 30, 2020, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the period ended November 30, 2020, the Advisor agreed to reimburse Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF $138 for a loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

7. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2020, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF	52%
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	33%
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	54%

65

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

8. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

9. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

10. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2020.

11. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. A Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in a Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on each Fund and reflect the consequences as appropriate in each Fund’s accounting and financial reporting.

66

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

67

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

68

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. With respect to ESHY, ESCR and ESEB, investing in securities that meet ESG criteria may result in the fund forgoing otherwise attractive opportunities, which may result in underperformance when compared to funds that do not consider ESG factors. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. ESEB and HDEF are currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Stocks may decline in value. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or CBOE BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

ESHY and ESEB are not sponsored, endorsed, or promoted by JP Morgan Chase & Co. (“JP Morgan”) and JP Morgan bears no liability with respect to any index on which such fund is based. The accuracy, completeness or relevance of the information which has been obtained from external sources cannot be guaranteed, although it has been obtained from sources reasonably believed to be reliable. Subject to any applicable law, JP Morgan shall not assume any liability in this respect. The index described herein is a proprietary J.P. Morgan index. The prospectus contains a detailed description of the limited relationship that JP Morgan has with DBX Advisors, LLC. Index provider website: www.jpmorgan.com/country/US/en/jpmorgan/investbk/solutioins/research/indices/composition.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with, and neither approves, endorses, reviews or recommends the Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index, and neither shall be liable in any way to the DBX Advisors LLC, investors in the Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF or other third parties in respect of the use or accuracy of the Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index or any data included therein.

RVNU is not sponsored, endorsed, sold or promoted in any other manner by Solactive AG (the “Licensor”) nor does the trade mark or the Index Price at any time or in any other respect.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2021 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049075-5 (1/21) DBX004707 (1/22)

November 30, 2020

Semi-Annual Report

DBX ETF Trust

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers MSCI All China Equity ETF (CN)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our flagship ETFs tracking China’s equity market for the period ended November 30, 2020.

The global economy experienced sustained growth during the reporting period, driven by expansive reopening of economies around the world and aggressive monetary stimulus efforts. This rebound in growth follows a sharp decline in activity triggered by the unprecedented impact of the coronavirus pandemic early this year. Economic activity in China has largely normalized, backed by a conducive environment for further reopening following quick control of local second-wave outbreaks. Exports have been one of the driving forces behind the rebound in the region, followed by industrial production, improvement in investment, and slow but recovering consumption. Furthermore, robust global demand and reduced risks of trade tensions boosted China’s manufacturing capital expenditure.

With the pandemic under control, China is the first major economy where supply and demand are close to normalizing. Given the strong growth momentum, the industrial sector has staged an impressive turnaround, aided by resilient exports. The country’s manufacturing Purchasing Managers’ Index1 also steadily increased, driven by demand-side indices, including higher new orders. Moreover, medium- to long-term bank loans to manufacturing firms have risen, providing more support to the sector. As global trade gradually resumed, imports rose as inbound shipments grew, backed by improving domestic demand and higher commodity prices. While infrastructure investment softened, fixed asset investments continued to edge up, largely owing to a recovery in manufacturing activity and a strong property sector. China’s service sector activity also recorded expansionary prints for consecutive months from March, as the easing of coronavirus-related lockdown measures revived consumer demand. However, compared to exports and investments, growth of retail sales lagged, albeit recovering, as consumers remain wary of spending in the midst of the pandemic. Reflecting the momentum in services and consumption, unemployment rates, which hit historic levels in the wake of the COVID-19 outbreak, gradually eased to near pre-pandemic levels.

On the policy front, the People’s Bank of China (PBoC) has maintained a broadly neutral monetary policy by keeping its benchmark loan rate steady since May 2020 and being more prudent with liquidity injections. The PBoC also signaled a gradual exit from accommodative monetary policy and will consider the timely withdrawal of policy tools in advance. Policymakers have adopted a cautious approach, even as consumer prices continued their downward trend and fell sharply in October 2020, marking the lowest rate since 2009, largely due to falling food prices. In addition, China unveiled its 14th five-year plan to guide the country’s development in the next five years, with a focus on productivity and domestic demand, led by technology and innovation, boosting domestic supply chains and broader urbanization.

China’s growth momentum continues to build, as the country weathered the pandemic, relatively better than the developed world and other emerging market economies. The combination of faster-than-expected fadeout of the global virus impact and a cautious approach on monetary and fiscal policies should keep the economy afloat. However, aggressive easing is unlikely unless there is a sharp growth slowdown. The high efficacy of vaccines under development has also come as welcome news, reducing the risk of renewed full-scale lockdowns and likely supporting global growth.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Purchasing Managers’ Indexes (PMI) are economic indicators derived from monthly surveys of private sector companies.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

The Xtrackers Harvest CSI 300 China A-Shares ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2020 (26.10% of Net Assets)

Description	% of Net Assets
Ping An Insurance Group Co. of China Ltd.	5.5%
Kweichow Moutai Co. Ltd.	4.9%
Wuliangye Yibin Co. Ltd.	2.8%
China Merchants Bank Co. Ltd.	2.6%
Midea Group Co. Ltd.	2.4%
Gree Electric Appliances, Inc., of Zhuhai	1.8%
Jiangsu Hengrui Medicine Co. Ltd.	1.8%
Industrial Bank Co. Ltd.	1.5%
CITIC Securities Co. Ltd.	1.5%
Inner Mongolia Yili Industrial Group Co. Ltd.	1.3%

Sector Diversification* as of November 30, 2020

Financials	28.9%
Consumer Staples	14.9%
Information Technology	11.7%
Industrials	11.2%
Consumer Discretionary	10.2%
Health Care	8.0%
Materials	6.5%
Real Estate	3.4%
Communication Services	1.9%
Utilities	1.9%
Energy	1.4%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 8.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2020 (6.6% of Net Assets)

Description	% of Net Assets
Sungrow Power Supply Co. Ltd.	0.9%
Shandong Hualu Hengsheng Chemical Co. Ltd.	0.8%
Humanwell Healthcare Group Co. Ltd.	0.7%
Tianshui Huatian Technology Co. Ltd.	0.7%
Liaoning Cheng Da Co. Ltd.	0.6%
Asymchem Laboratories Tianjin Co. Ltd.	0.6%
Centre Testing International Group Co. Ltd.	0.6%
Kingfa Sci & Tech Co. Ltd.	0.6%
Sunwoda Electronic Co. Ltd.	0.6%
Shandong Sinocera Functional Material Co. Ltd.	0.5%

Sector Diversification* as of November 30, 2020

Materials	18.7%
Industrials	17.7%
Information Technology	15.8%
Health Care	12.6%
Consumer Discretionary	10.1%
Consumer Staples	7.2%
Financials	5.0%
Communication Services	4.7%
Real Estate	3.7%
Utilities	2.3%
Energy	2.2%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 13.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All China Equity ETF (CN)

The Xtrackers MSCI All China Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (the “Underlying Index”). The Underlying Index is designed to capture large- and mid-capitalization representation across all China securities listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index includes A-Shares, H-Shares, B-Shares, Red chips and P chips share classes, as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). The Fund expects to obtain exposure to the A-Share components of the Underlying Index indirectly by investing in the Xtrackers MSCI China A Inclusion Equity ETF, an affiliated fund advised by DBX Advisors, Inc. (the “Advisor”). The Fund may also invest in Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF or other affiliated funds advised by the Advisor and sub-advised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

Ten Largest Equity and ETF Holdings as of November 30, 2020 72.1% of Net Assets)

Description	% of Net Assets
Xtrackers MSCI China A Inclusion Equity ETF	36.4%
Alibaba Group Holding Ltd.	11.1%
Tencent Holdings Ltd.	9.3%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	4.9%
Meituan	3.0%
China Construction Bank Corp.	1.7%
JD.com, Inc.	1.7%
Ping An Insurance Group Co. of China Ltd.	1.6%
NIO, Inc.	1.2%
Pinduoduo, Inc.	1.2%

Sector Diversification * as of November 30, 2020

Consumer Discretionary	26.7%
Financials	15.9%
Communication Services	14.1%
Information Technology	8.5%
Consumer Staples	8.0%
Industrials	7.6%
Health Care	7.2%
Materials	4.6%
Real Estate	3.7%
Utilities	1.9%
Energy	1.8%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral and cash equivalents. Sector percentages include the sector allocations of the Fund’s investment in Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

The Xtrackers MSCI China A Inclusion Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China A Inclusion Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program. China A-Shares are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2020 (19.7% of Net Assets)

Description	% of Net Assets
Kweichow Moutai Co. Ltd.	5.4%
Wuliangye Yibin Co. Ltd.	2.5%
Ping An Insurance Group Co. of China Ltd.	2.5%
China Merchants Bank Co. Ltd.	2.3%
Contemporary Amperex Technology Co. Ltd.	1.4%
Jiangsu Hengrui Medicine Co. Ltd.	1.2%
China Yangtze Power Co. Ltd.	1.1%
Industrial Bank Co. Ltd.	1.1%
Hangzhou Hikvision Digital Technology Co. Ltd.	1.1%
Foshan Haitian Flavouring & Food Co. Ltd.	1.1%

Sector Diversification* as of November 30, 2020

Financials	22.3%
Consumer Staples	17.1%
Information Technology	13.7%
Industrials	13.0%
Health Care	10.1%
Materials	7.8%
Consumer Discretionary	6.9%
Real Estate	3.1%
Communication Services	2.2%
Utilities	2.1%
Energy	1.7%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 26.

6

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other fund expenses. In the most recent six-month period Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers MSCI All China Equity ETF limited these expenses; had they not done so, expenses would have been higher. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers MSCI All China Equity ETF shareholders indirectly bear the expenses of Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Underlying Funds”) in which the Xtrackers MSCI All China Equity ETF invests. The Underlying Funds’ expenses are not included in Xtrackers MSCI All China Equity ETF’s annualized expense ratios used to calculate the expense estimate in the tables. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Harvest CSI 300 China A-Shares ETF
Actual	$1,000.00	$1,405.10	0.65%	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Actual	$1,000.00	$1,271.10	0.65%	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Xtrackers MSCI All China Equity ETF (2)
Actual	$1,000.00	$1,340.20	0.25%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	0.25%	$1.27
Xtrackers MSCI China A Inclusion Equity ETF
Actual	$1,000.00	$1,391.40	0.60%	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

7

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 1.9%
China Film Co. Ltd., Class A	662,149	$1,333,510
China Satellite Communications Co. Ltd., Class A	358,300	1,055,168
China United Network Communications Ltd., Class A	8,394,563	6,247,283
Focus Media Information Technology Co. Ltd., Class A	9,272,252	13,660,102
Giant Network Group Co. Ltd., Class A	536,010	1,452,328
Mango Excellent Media Co. Ltd., Class A	640,573	6,670,163
Oriental Pearl Group Co. Ltd., Class A	1,866,141	2,695,392
Perfect World Co. Ltd., Class A	880,620	3,604,494
Wanda Film Holding Co. Ltd., Class A*	766,960	2,228,356
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,143,722	4,538,965
Zhejiang Century Huatong Group Co. Ltd., Class A*	2,705,445	3,221,453

(Cost $36,911,986)		46,707,214

Consumer Discretionary — 10.2%
BYD Co. Ltd., Class A	821,533	21,479,740
China Grand Automotive Services Group Co. Ltd., Class A*	3,666,793	1,915,763
China Shipbuilding Industry Group Power Co. Ltd., Class A*	600,145	1,612,431
China Tourism Group Duty Free Corp. Ltd., Class A	883,180	25,915,126
Chongqing Changan Automobile Co. Ltd., Class A*	2,022,063	7,757,557
Fuyao Glass Industry Group Co. Ltd., Class A	1,266,830	7,715,422
Great Wall Motor Co. Ltd., Class A	1,110,811	4,705,282
Gree Electric Appliances, Inc., of Zhuhai, Class A	4,353,615	44,063,805
Guangzhou Automobile Group Co. Ltd., Class A	853,139	1,769,976
Haier Smart Home Co. Ltd., Class A	3,436,274	14,075,561
Hangzhou Robam Appliances Co. Ltd., Class A	417,312	2,533,331
HLA Corp. Ltd., Class A	1,217,696	1,239,113
Huayu Automotive Systems Co. Ltd., Class A	1,415,076	6,718,398
Midea Group Co. Ltd., Class A	4,439,206	58,556,096
Offcn Education Technology Co. Ltd., Class A	619,343	3,393,866
Oppein Home Group, Inc., Class A	159,865	3,097,655
SAIC Motor Corp. Ltd., Class A	3,166,988	12,751,261
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,400,501	1,922,865
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,725,723	4,119,447
Songcheng Performance Development Co. Ltd., Class A	1,410,405	4,129,979
Suning.com Co. Ltd., Class A	3,369,702	4,682,843
TCL Technology Group Corp., Class A	12,203,943	12,993,172
Zhejiang Supor Co. Ltd., Class A	141,978	1,507,069

(Cost $147,353,789)		248,655,758

	Number of Shares	Value
Consumer Staples — 14.8%
Anhui Gujing Distillery Co. Ltd., Class A	104,247	$3,343,909
Beijing Shunxin Agriculture Co. Ltd., Class A	480,663	4,635,658
Foshan Haitian Flavouring & Food Co. Ltd., Class A	881,411	21,311,721
Guangdong Haid Group Co. Ltd., Class A	715,757	6,119,189
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	472,231	1,874,092
Henan Shuanghui Investment & Development Co. Ltd., Class A	895,937	6,275,723
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,489,773	31,508,539
Jiangsu King’s Luck Brewery JSC Ltd., Class A	574,474	4,242,114
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	541,380	14,635,892
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,133,670	3,212,886
Kweichow Moutai Co. Ltd., Class A	454,161	118,221,056
Luzhou Laojiao Co. Ltd., Class A	659,619	18,366,385
Muyuan Foods Co. Ltd., Class A	1,366,502	15,980,780
New Hope Liuhe Co. Ltd., Class A	2,037,776	8,037,581
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	236,909	8,660,013
Tongwei Co. Ltd., Class A	2,310,989	10,810,495
Wens Foodstuffs Group Co. Ltd., Class A	4,038,275	11,837,233
Wuliangye Yibin Co. Ltd., Class A	1,756,043	67,743,221
Yonghui Superstores Co. Ltd., Class A	3,447,183	4,094,191

(Cost $191,548,620)		360,910,678

Energy — 1.4%
China Coal Energy Co. Ltd., Class A	1,651,617	1,116,263
China Oilfield Services Ltd., Class A	526,428	1,045,788
China Petroleum & Chemical Corp., Class A	12,070,891	7,681,576
China Shenhua Energy Co. Ltd., Class A	2,995,293	8,925,556
CNOOC Energy Technology & Services Ltd., Class A	1,861,900	701,302
Offshore Oil Engineering Co. Ltd., Class A	2,006,279	1,423,001
PetroChina Co. Ltd., Class A	8,766,441	5,738,490
Shaanxi Coal Industry Co. Ltd., Class A	3,628,203	5,752,929
Shanxi Meijin Energy Co. Ltd., Class A*	1,119,900	1,212,734
Yanzhou Coal Mining Co. Ltd., Class A	789,532	1,362,214

(Cost $31,498,456)		34,959,853

Financials — 28.9%
Agricultural Bank of China Ltd., Class A	25,910,600	12,947,036
Avic Capital Co. Ltd., Class A	4,850,182	3,425,373
Bank of Beijing Co. Ltd., Class A	13,347,843	9,892,998

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Bank of Changsha Co. Ltd., Class A	915,077	$1,352,283
Bank of Chengdu Co. Ltd., Class A	1,971,545	3,407,579
Bank of China Ltd., Class A	19,028,100	9,536,881
Bank of Communications Co. Ltd., Class A	24,963,785	17,857,815
Bank of Guiyang Co. Ltd., Class A	2,032,629	2,537,622
Bank of Hangzhou Co. Ltd., Class A	2,146,368	4,955,013
Bank of Jiangsu Co. Ltd., Class A	8,349,174	7,900,026
Bank of Nanjing Co. Ltd., Class A	5,431,542	7,110,946
Bank of Ningbo Co. Ltd., Class A	2,730,811	15,304,353
Bank of Shanghai Co. Ltd., Class A	8,987,659	11,015,827
Bank of Xi’an Co. Ltd., Class A	1,222,317	1,004,334
Caitong Securities Co. Ltd., Class A	2,272,976	4,587,930
Changjiang Securities Co. Ltd., Class A	3,498,090	4,696,564
China CITIC Bank Corp. Ltd., Class A	2,774,336	2,207,940
China Construction Bank Corp., Class A	6,071,328	6,593,056
China Everbright Bank Co. Ltd., Class A	14,361,304	9,466,307
China Galaxy Securities Co. Ltd., Class A	1,157,371	2,265,805
China Great Wall Securities Co. Ltd., Class A	855,038	1,699,895
China Life Insurance Co. Ltd., Class A	1,509,722	9,724,387
China Merchants Bank Co. Ltd., Class A	9,332,832	62,651,678
China Merchants Securities Co. Ltd., Class A*	3,363,910	11,239,941
China Minsheng Banking Corp. Ltd., Class A	19,175,708	15,435,626
China Pacific Insurance Group Co. Ltd., Class A	2,457,146	14,423,725
China Zheshang Bank Co. Ltd., Class A	1,981,396	1,239,840
Chinalin Securities Co. Ltd., Class A	246,800	551,385
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,031,000	721,866
CITIC Securities Co. Ltd., Class A	7,730,543	35,575,386
CSC Financial Co. Ltd., Class A	475,309	3,155,395
Dongxing Securities Co. Ltd., Class A	1,252,353	2,514,521
East Money Information Co. Ltd., Class A	6,253,535	26,118,923
Everbright Securities Co. Ltd., Class A	1,767,544	5,154,285
Founder Securities Co. Ltd., Class A*	3,705,086	5,075,768
GF Securities Co. Ltd., Class A	2,669,835	6,864,965
Guosen Securities Co. Ltd., Class A	2,630,045	5,488,415
Guotai Junan Securities Co. Ltd., Class A	4,068,146	11,566,431
Guoyuan Securities Co. Ltd., Class A	2,305,707	3,113,170
Haitong Securities Co. Ltd., Class A	8,768,879	17,979,385
Hithink RoyalFlush Information Network Co. Ltd., Class A	195,790	4,254,080
Hongta Securities Co. Ltd., Class A	366,800	941,484
Huatai Securities Co. Ltd., Class A	5,318,799	15,590,781
Huaxia Bank Co. Ltd., Class A	5,564,716	5,518,908
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,781,840	1,420,774

	Number of Shares	Value
Financials (Continued)
Industrial & Commercial Bank of China Ltd., Class A	31,804,784	$25,698,103
Industrial Bank Co. Ltd., Class A	11,275,196	35,995,963
Industrial Securities Co. Ltd., Class A	4,244,749	5,808,631
Minmetals Capital Co. Ltd., Class A	2,030,360	2,223,337
New China Life Insurance Co. Ltd., Class A	755,745	7,028,077
Orient Securities Co. Ltd., Class A	3,249,456	5,729,806
People’s Insurance Co. Group of China Ltd., Class A	1,917,006	2,017,686
Ping An Bank Co. Ltd., Class A	8,813,716	26,424,282
Ping An Insurance Group Co. of China Ltd., Class A	9,815,394	134,212,193
Postal Savings Bank of China Co. Ltd., Class A	2,420,000	1,922,268
Qingdao Rural Commercial Bank Corp., Class A	2,442,929	1,851,435
SDIC Capital Co. Ltd., Class A	1,525,377	3,419,484
Shanghai Pudong Development Bank Co. Ltd., Class A	10,667,030	16,298,156
Shenwan Hongyuan Group Co. Ltd., Class A	8,133,222	6,670,423
Sinolink Securities Co. Ltd., Class A	2,189,575	5,982,573
SooChow Securities Co. Ltd., Class A	2,799,435	4,302,768
Southwest Securities Co. Ltd., Class A	3,016,932	2,460,576
Tianfeng Securities Co. Ltd., Class A	3,020,060	2,779,619
Western Securities Co. Ltd., Class A	1,600,509	2,333,600
Zheshang Securities Co. Ltd., Class A	1,643,465	4,116,026

(Cost $532,676,046)		703,361,708

Health Care — 8.0%
Aier Eye Hospital Group Co. Ltd., Class A	1,817,712	16,895,595
Autobio Diagnostics Co. Ltd., Class A	119,721	2,636,182
Beijing Tongrentang Co. Ltd., Class A	499,156	2,039,321
Changchun High & New Technology Industry Group, Inc., Class A	257,437	14,331,815
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	242,357	1,634,314
Chongqing Zhifei Biological Products Co. Ltd., Class A	584,448	11,087,664
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	507,755	2,359,786
Hangzhou Tigermed Consulting Co. Ltd., Class A	476,163	8,244,371
Huadong Medicine Co. Ltd., Class A	781,272	3,282,098
Hualan Biological Engineering, Inc., Class A	996,630	6,514,831
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,361,714	43,904,162
Jointown Pharmaceutical Group Co. Ltd., Class A*	665,102	1,776,851
Lepu Medical Technology Beijing Co. Ltd., Class A	1,130,934	4,965,721
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	2,478,936	4,751,400

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,092,503	$8,628,255
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,033,667	3,157,110
Shanghai RAAS Blood Products Co. Ltd., Class A	1,816,301	2,328,237
Shenzhen Kangtai Biological Products Co. Ltd., Class A	298,613	6,179,795
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	903,609	2,828,496
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	1,280,627	2,627,696
Walvax Biotechnology Co. Ltd., Class A	1,390,410	9,059,352
WuXi AppTec Co. Ltd., Class A	933,273	14,646,442
Yunnan Baiyao Group Co. Ltd., Class A	463,633	6,708,532
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	270,823	8,597,464
Zhejiang NHU Co. Ltd., Class A	1,157,350	5,589,704

(Cost $129,539,267)		194,775,194

Industrials — 11.2%
AECC Aviation Power Co. Ltd., Class A	972,205	6,691,828
Air China Ltd., Class A	2,688,047	3,217,066
AVIC Aircraft Co. Ltd., Class A	1,255,612	5,940,329
AVIC Shenyang Aircraft Co. Ltd., Class A	380,827	3,512,595
AVICOPTER PLC, Class A	262,574	2,142,322
Beijing New Building Materials PLC, Class A	762,386	4,515,819
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	2,661,516	2,344,521
China Avionics Systems Co. Ltd., Class A	705,930	1,928,811
China Communications Construction Co. Ltd., Class A	3,178,809	3,823,724
China Eastern Airlines Corp. Ltd., Class A	4,050,165	3,063,367
China Gezhouba Group Co. Ltd., Class A	2,443,512	2,527,310
China National Chemical Engineering Co. Ltd., Class A	2,233,804	2,201,845
China Railway Construction Corp. Ltd., Class A	4,164,180	5,432,749
China Railway Group Ltd., Class A	7,355,595	6,311,946
China Shipbuilding Industry Co. Ltd., Class A*	8,238,494	5,430,434
China Southern Airlines Co. Ltd., Class A*	4,000,326	3,827,656
China Spacesat Co. Ltd., Class A	525,851	2,715,430
China State Construction Engineering Corp. Ltd., Class A	18,918,994	15,602,524
COSCO SHIPPING Holdings Co. Ltd., Class A*	4,379,187	6,597,846
CRRC Corp. Ltd., Class A	10,965,135	9,425,999
Daqin Railway Co. Ltd., Class A	5,356,928	5,516,232

	Number of Shares	Value
Industrials (Continued)
Eve Energy Co. Ltd., Class A	833,620	$8,166,290
Fangda Carbon New Material Co. Ltd., Class A*	2,052,195	2,060,236
Guangzhou Baiyun International Airport Co. Ltd., Class A	1,080,444	2,466,370
Hainan Airlines Holding Co. Ltd., Class A*	10,392,800	2,509,728
Han’s Laser Technology Industry Group Co. Ltd., Class A	767,883	4,611,356
Jiangsu Hengli Hydraulic Co. Ltd., Class A	361,866	5,030,466
Jiangsu Zhongtian Technology Co. Ltd., Class A	2,234,359	3,668,391
Metallurgical Corp. of China Ltd., Class A	6,454,400	2,744,801
NARI Technology Co. Ltd., Class A	2,106,684	7,547,868
Ningbo Zhoushan Port Co. Ltd., Class A	2,877,897	1,730,882
Power Construction Corp. of China Ltd., Class A	6,887,171	4,414,183
Qingdao Port International Co. Ltd., Class A	633,380	584,878
Sany Heavy Industry Co. Ltd., Class A	5,330,897	24,864,349
SF Holding Co. Ltd., Class A	1,206,295	14,656,845
Shanghai Construction Group Co. Ltd., Class A	4,031,911	1,879,950
Shanghai Electric Group Co. Ltd., Class A*	3,298,943	2,655,509
Shanghai International Airport Co. Ltd., Class A	875,622	10,442,246
Shanghai International Port Group Co. Ltd., Class A	3,148,605	2,214,095
Shanghai M&G Stationery, Inc., Class A	336,512	3,718,692
Shenzhen Inovance Technology Co. Ltd., Class A	947,579	11,081,617
Spring Airlines Co. Ltd., Class A	332,791	2,567,629
STO Express Co. Ltd., Class A	539,197	1,040,035
TBEA Co. Ltd., Class A	3,351,072	4,341,400
Weichai Power Co. Ltd., Class A	4,323,091	10,958,414
XCMG Construction Machinery Co. Ltd., Class A	4,240,577	3,503,651
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,506,647	4,762,637
YTO Express Group Co. Ltd., Class A	1,142,583	2,240,325
Yunda Holding Co. Ltd., Class A	1,037,404	2,710,026
Zhejiang Chint Electrics Co. Ltd., Class A	984,080	4,906,799
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,630,175	5,798,532
Zhengzhou Yutong Bus Co. Ltd., Class A	1,219,355	3,218,673
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,687,367	6,093,962

(Cost $198,165,558)		271,961,188

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Information Technology — 11.7%
360 Security Technology, Inc., Class A	907,666	$2,288,396
Aisino Corp., Class A	1,010,774	2,126,184
Avary Holding Shenzhen Co. Ltd., Class A	236,724	2,000,804
AVIC Jonhon Optronic Technology Co. Ltd., Class A	500,175	4,481,991
Beijing Shiji Information Technology Co. Ltd., Class A	278,489	1,411,859
BOE Technology Group Co. Ltd., Class A	24,628,591	20,236,426
Chaozhou Three-Circle Group Co. Ltd., Class A	962,551	4,670,804
China Greatwall Technology Group Co. Ltd., Class A	1,604,420	3,513,827
Dawning Information Industry Co. Ltd., Class A	917,089	4,925,164
Fiberhome Telecommunication Technologies Co. Ltd., Class A	634,403	2,395,319
Foxconn Industrial Internet Co. Ltd., Class A	1,788,794	3,751,898
Gigadevice Semiconductor Beijing, Inc., Class A	295,658	9,276,751
Glodon Co. Ltd., Class A	825,911	8,416,911
GoerTek, Inc., Class A	2,066,064	11,914,652
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	242,131	3,944,806
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,388,237	23,501,835
Hengtong Optic-electric Co. Ltd., Class A	1,244,728	2,799,796
Hundsun Technologies, Inc., Class A	756,502	10,160,304
Iflytek Co. Ltd., Class A	1,391,190	8,075,587
Inspur Electronic Information Industry Co. Ltd., Class A	904,296	3,845,614
Lens Technology Co. Ltd., Class A	1,173,684	5,850,416
LONGi Green Energy Technology Co. Ltd., Class A	2,392,223	24,960,621
Luxshare Precision Industry Co. Ltd., Class A	3,807,838	29,893,859
NAURA Technology Group Co. Ltd., Class A	224,610	5,867,519
OFILM Group Co. Ltd., Class A	1,718,012	4,005,268
Sanan Optoelectronics Co. Ltd., Class A	2,030,515	8,280,327
Shengyi Technology Co. Ltd., Class A	1,023,762	4,339,661
Shennan Circuits Co. Ltd., Class A	128,212	2,078,513
Shenzhen Goodix Technology Co. Ltd., Class A	162,615	4,122,551
Shenzhen Sunway Communication Co. Ltd., Class A	702,262	5,000,158
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,653,098	5,601,381
Unisplendour Corp. Ltd., Class A	1,278,781	4,342,751
Universal Scientific Industrial Shanghai Co. Ltd., Class A	604,093	2,009,300
Will Semiconductor Co. Ltd. Shanghai, Class A	152,181	4,979,477

	Number of Shares	Value
Information Technology (Continued)
Wingtech Technology Co. Ltd., Class A	338,453	$5,417,963
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,105,759	3,338,672
Yealink Network Technology Corp. Ltd., Class A	246,898	2,583,276
Yonyou Network Technology Co. Ltd., Class A	1,474,424	9,785,901
Zhejiang Dahua Technology Co. Ltd., Class A	1,633,830	5,183,729
ZTE Corp., Class A	2,453,663	12,942,456

(Cost $186,867,465)		284,322,727

Materials — 6.5%
Aluminum Corp. of China Ltd., Class A*	5,907,717	3,705,670
Anhui Conch Cement Co. Ltd., Class A	2,180,060	18,707,419
Baiyin Nonferrous Group Co. Ltd., Class A	1,349,400	612,786
Baoshan Iron & Steel Co. Ltd., Class A	8,026,439	7,570,272
BBMG Corp., Class A	3,021,729	1,422,703
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,499,155	7,786,991
Bluestar Adisseo Co., Class A	262,615	526,490
China Jushi Co. Ltd., Class A	1,899,144	4,851,554
China Molybdenum Co. Ltd., Class A	6,368,985	4,439,969
China Northern Rare Earth Group High-Tech Co. Ltd., Class A*	1,983,350	4,078,636
Citic Pacific Special Steel Group Co. Ltd., Class A	336,624	1,072,624
Ganfeng Lithium Co. Ltd., Class A	699,492	8,307,809
Hengli Petrochemical Co. Ltd., Class A	1,905,694	7,551,344
Hengyi Petrochemical Co. Ltd., Class A	1,658,451	3,198,919
Hesteel Co. Ltd., Class A*	3,829,010	1,331,739
Hoshine Silicon Industry Co. Ltd., Class A	126,979	755,217
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	20,586,007	3,783,158
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,046,673	2,443,188
Jiangxi Copper Co. Ltd., Class A	927,990	3,100,723
Lomon Billions Group Co. Ltd., Class A	908,536	4,374,198
Ningxia Baofeng Energy Group Co. Ltd., Class A	738,300	1,411,743
Rongsheng Petro Chemical Co. Ltd., Class A	1,846,079	7,211,377
Shandong Gold Mining Co. Ltd., Class A	1,630,925	5,905,235
Shandong Nanshan Aluminum Co. Ltd., Class A	6,472,859	2,831,298
Tianqi Lithium Corp., Class A*	788,397	3,332,385
Wanhua Chemical Group Co. Ltd., Class A	1,426,861	17,596,840
Zhejiang Huayou Cobalt Co. Ltd., Class A*	623,096	4,951,305
Zhejiang Longsheng Group Co. Ltd., Class A	2,364,700	5,351,300

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Zhongjin Gold Corp. Ltd., Class A	1,668,439	$2,414,906
Zijin Mining Group Co. Ltd., Class A	12,419,312	17,523,071

(Cost $99,294,113)		158,150,869

Real Estate — 3.4%
China Fortune Land Development Co. Ltd., Class A	1,425,207	3,214,411
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,852,019	6,350,141
China Vanke Co. Ltd., Class A	6,166,842	28,753,994
Gemdale Corp., Class A	2,035,662	4,677,799
Greenland Holdings Corp. Ltd., Class A	3,257,781	3,186,433
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,667,117	2,504,145
Jinke Properties Group Co. Ltd., Class A	1,920,811	2,328,008
Poly Developments and Holdings Group Co. Ltd., Class A	6,466,101	16,911,129
Red Star Macalline Group Corp. Ltd., Class A	394,986	555,507
RiseSun Real Estate Development Co. Ltd., Class A	1,554,830	1,726,224
Seazen Holdings Co. Ltd., Class A	818,078	4,400,887
Shanghai Lingang Holdings Corp. Ltd., Class A	530,445	1,740,974
Xinhu Zhongbao Co. Ltd., Class A	3,895,666	1,934,758
Yango Group Co. Ltd., Class A	1,491,910	1,626,912
Youngor Group Co. Ltd., Class A	2,516,822	2,763,680

(Cost $66,442,043)		82,675,002

	Number of Shares	Value
Utilities — 1.9%
CGN Power Co. Ltd., Class A	5,327,679	$2,273,743
China National Nuclear Power Co. Ltd., Class A	5,609,601	4,183,217
China Yangtze Power Co. Ltd., Class A	7,991,727	24,408,984
GD Power Development Co. Ltd., Class A	10,648,800	3,477,252
Huadian Power International Corp. Ltd., Class A	2,934,600	1,604,532
Huaneng Lancang River Hydropower, Inc., Class A	1,632,500	1,143,013
Huaneng Power International, Inc., Class A	3,960,042	3,091,433
SDIC Power Holdings Co. Ltd., Class A	2,438,680	3,507,533
Sichuan Chuantou Energy Co. Ltd., Class A	1,194,036	1,891,467

(Cost $38,501,503)		45,581,174

TOTAL COMMON STOCKS (Cost $1,658,798,846)		2,432,061,365

TOTAL INVESTMENTS — 99.9% (Cost $1,658,798,846)		$2,432,061,365
Other assets and liabilities, net — 0.1%		2,838,045

NET ASSETS — 100.0%		$2,434,899,410

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,432,061,365	$—	$—	$2,432,061,365

TOTAL	$2,432,061,365	$—	$—	$2,432,061,365

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.8%
Communication Services — 4.6%
Beijing Enlight Media Co. Ltd., Class A	50,800	$100,070
Beijing Gehua CATV Network Co. Ltd., Class A	42,100	67,138
Beijing Kunlun Tech Co. Ltd., Class A	35,500	118,833
Bluefocus Intelligent Communications Group Co. Ltd., Class A*	86,100	85,784
Changjiang Publishing & Media Co. Ltd., Class A	26,212	22,533
China South Publishing & Media Group Co. Ltd., Class A	31,100	50,824
Chinese Universe Publishing and Media Group Co. Ltd., Class A	29,289	52,313
Dr Peng Telecom & Media Group Co. Ltd., Class A*	62,000	73,731
G-bits Network Technology Xiamen Co. Ltd., Class A	1,873	106,906
Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	18,200	17,414
Hangzhou Shunwang Technology Co. Ltd., Class A	18,000	50,056
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	129,600	72,042
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	33,000	34,683
Leo Group Co. Ltd., Class A	291,695	151,957
NanJi E-Commerce Co. Ltd., Class A	74,250	187,085
Ourpalm Co. Ltd., Class A*	119,300	116,687
People.cn Co. Ltd., Class A	23,900	63,995
Shandong Publishing & Media Co. Ltd., Class A	27,109	26,062
Wasu Media Holding Co. Ltd., Class A	24,800	36,499
Xinhuanet Co. Ltd., Class A	8,950	26,371
Youzu Interactive Co. Ltd., Class A	26,900	67,289
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	33,800	46,766
Zhejiang Huace Film & Television Co. Ltd., Class A	53,200	58,094

(Cost $1,384,113)		1,633,132

Consumer Discretionary — 10.1%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	57,200	84,355
Anhui Xinhua Media Co. Ltd., Class A	25,800	20,533
Anhui Zhongding Sealing Parts Co. Ltd., Class A	31,700	61,867
BAIC BluePark New Energy Technology Co. Ltd., Class A*	75,400	98,599
Beiqi Foton Motor Co. Ltd., Class A*	198,800	101,450
Besttone Holdings Co. Ltd., Class A	13,700	29,900
BTG Hotels Group Co. Ltd., Class A	21,345	75,438
CCOOP Group Co. Ltd., Class A*	103,800	52,498
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	6,000	173,451
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	6,570	15,447

	Number of Shares	Value
Consumer Discretionary (Continued)
China CYTS Tours Holding Co. Ltd., Class A	25,000	$42,489
Chongqing Department Store Co. Ltd., Class A	10,495	48,472
Chongqing Sokon Industry Group Co. Ltd., Class A	10,900	31,454
Chow Tai Seng Jewellery Co. Ltd., Class A	9,500	38,366
Dashang Co. Ltd., Class A	6,300	22,601
DongFeng Automobile Co. Ltd., Class A	34,600	33,895
Eastern Pioneer Driving School Co. Ltd., Class A	12,700	39,715
Easyhome New Retail Group Co. Ltd., Class A	13,000	16,427
Ecovacs Robotics Co. Ltd., Class A*	9,733	92,685
FAW Jiefang Group Co. Ltd.*	8,000	15,589
FAW Jiefang Group Co. Ltd., Class A*	31,900	62,160
Global Top E-Commerce Co. Ltd., Class A*	47,050	44,233
Hang Zhou Great Star Industrial Co. Ltd., Class A	23,253	98,815
Hisense Visual Technology Co. Ltd., Class A	34,000	57,577
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,100	79,679
Jason Furniture Hangzhou Co. Ltd., Class A	8,214	94,813
Joyoung Co. Ltd., Class A	13,300	65,973
Keboda Technology Co. Ltd., Class A	1,900	21,144
KingClean Electric Co. Ltd., Class A	3,500	17,144
Kuang-Chi Technologies Co. Ltd., Class A*	37,300	117,097
Liaoning Cheng Da Co. Ltd., Class A	66,058	226,440
Loncin Motor Co. Ltd., Class A	44,450	27,004
Ningbo Huaxiang Electronic Co. Ltd., Class A	21,600	53,834
Ningbo Joyson Electronic Corp., Class A	35,520	134,059
Ningbo Tuopu Group Co. Ltd., Class A	18,207	90,202
Rainbow Digital Commercial Co. Ltd., Class A	20,800	27,168
Shandong Linglong Tyre Co. Ltd., Class A	23,247	109,417
Shanghai Jinjiang International Hotels Co. Ltd., Class A	13,900	102,452
Shenzhen MTC Co. Ltd., Class A*	78,300	67,190
Shenzhen Tellus Holding Co. Ltd., Class A	5,130	14,726
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A*	41,450	43,501
Sichuan Changhong Electric Co. Ltd., Class A	159,500	70,494
Sinomach Automobile Co. Ltd., Class A	18,850	18,838
Sou Yu Te Group Co. Ltd., Class A*	80,124	27,989
Suofeiya Home Collection Co. Ltd., Class A	27,618	114,512
Visual China Group Co. Ltd., Class A	18,200	46,714
Wangfujing Group Co. Ltd., Class A	16,730	87,255
Wanxiang Qianchao Co. Ltd., Class A	57,200	55,600

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Weifu High-Technology Group Co. Ltd., Class A	25,300	$99,522
Wuchan Zhongda Group Co. Ltd., Class A	109,500	76,335
Wuhan Department Store Group Co. Ltd., Class A	19,909	38,129
Xiamen Intretech, Inc., Class A	5,900	59,724
Xinhua Winshare Publishing and Media Co. Ltd., Class A	6,800	10,741
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	48,214	49,355
Zhejiang Semir Garment Co. Ltd., Class A	35,000	47,364
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	56,800	64,700
Zhejiang Yasha Decoration Co. Ltd., Class A	29,000	37,086

(Cost $2,498,551)		3,554,217

Consumer Staples — 7.2%
Angel Yeast Co. Ltd., Class A	21,375	149,335
Anhui Yingjia Distillery Co. Ltd., Class A	10,400	49,503
Beijing Dabeinong Technology Group Co. Ltd., Class A	126,862	158,765
Beijing Yanjing Brewery Co. Ltd., Class A	61,000	76,248
Bright Dairy & Food Co. Ltd., Class A	26,500	59,486
C&S Paper Co. Ltd., Class A	28,300	88,414
Chacha Food Co. Ltd., Class A	13,100	107,339
Chongqing Brewery Co. Ltd., Class A	10,400	165,852
Chongqing Fuling Zhacai Group Co. Ltd., Class A	23,838	137,578
COFCO Sugar Holding Co. Ltd., Class A	46,300	61,741
DaShenLin Pharmaceutical Group Co. Ltd., Class A	8,508	114,371
Guangdong Marubi Biotechnology Co. Ltd., Class A	1,900	15,877
Hebei Chengde Lolo Co., Class A	27,915	30,738
Heilongjiang Agriculture Co. Ltd., Class A	30,700	79,872
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	110,320	41,050
Jiajiayue Group Co. Ltd., Class A	10,500	38,529
Juewei Food Co. Ltd., Class A	13,100	141,023
Laobaixing Pharmacy Chain JSC, Class A	7,054	77,041
New Hope Dairy Co. Ltd., Class A	5,500	15,011
Opple Lighting Co. Ltd., Class A	6,490	32,075
Proya Cosmetics Co. Ltd., Class A	2,622	61,470
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	25,500	47,211
Shanghai Bailian Group Co. Ltd., Class A	34,700	69,145
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	2,100	16,760
Shanghai Jahwa United Co. Ltd., Class A	14,464	82,335
Shanghai Maling Aquarius Co. Ltd., Class A	28,400	42,185
Shenzhen Agricultural Products Group Co. Ltd., Class A	29,400	30,363
Sichuan Swellfun Co. Ltd., Class A	8,399	89,294
Sichuan Teway Food Group Co. Ltd., Class A	2,845	25,407

	Number of Shares	Value
Consumer Staples (Continued)
Tech-Bank Food Co. Ltd., Class A*	34,100	$79,447
Toly Bread Co. Ltd., Class A	8,535	77,777
Yantai Changyu Pioneer Wine Co. Ltd., Class A	5,900	34,598
Yifeng Pharmacy Chain Co. Ltd., Class A	9,160	140,540
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	39,854	103,869

(Cost $1,681,660)		2,540,249

Energy — 2.2%
China Petroleum Engineering Corp.	72,400	33,978
COFCO Capital Holdings Co. Ltd., Class A	8,000	12,175
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	60,000	64,518
Guanghui Energy Co. Ltd., Class A*	176,000	81,262
Guizhou Gas Group Corp. Ltd., Class A	9,800	17,459
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	24,900	43,793
Jizhong Energy Resources Co. Ltd., Class A	45,900	27,606
Nanjing Tanker Corp., Class A*	149,400	58,996
Oriental Energy Co. Ltd., Class A	50,000	85,052
Shandong Xinchao Energy Corp. Ltd., Class A*	176,200	44,691
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	51,800	51,688
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	88,450	73,751
Yang Quan Coal Industry Group Co. Ltd., Class A	51,900	42,644
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	24,841	139,556

(Cost $666,053)		777,169

Financials — 5.0%
Bank of Qingdao Co. Ltd., Class A	35,700	29,333
Bank of Zhengzhou Co. Ltd., Class A	75,760	43,609
First Capital Securities Co. Ltd., Class A	109,100	175,310
Guangdong Golden Dragon Development, Inc., Class A*	19,374	42,460
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	23,785	59,064
Huaan Securities Co. Ltd., Class A	78,143	96,608
Huaxi Securities Co. Ltd., Class A	56,800	108,352
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	118,355	139,850
Jiangsu Financial Leasing Co. Ltd., Class A	38,800	34,238
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	93,780	59,821
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	54,800	53,100
Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	79,000	50,514
Kunwu Jiuding Investment Holdings Co. Ltd., Class A*	5,600	20,098
Northeast Securities Co. Ltd., Class A	60,649	91,652

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Oceanwide Holdings Co. Ltd., Class A	67,500	$40,495
Pacific Securities Co. Ltd., Class A*	294,300	176,110
Polaris Bay Group Co. Ltd., Class A*	52,700	97,729
Sealand Securities Co. Ltd., Class A	164,870	137,971
Shaanxi International Trust Co. Ltd., Class A	85,590	48,877
Shanghai AJ Group Co. Ltd., Class A	42,105	52,822
Shanxi Securities Co. Ltd., Class A	95,440	116,398
Wuxi Rural Commercial Bank Co. Ltd., Class A	56,000	51,031
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A*	28,400	25,664

(Cost $1,447,097)		1,751,106

Health Care — 12.6%
Anhui Anke Biotechnology Group Co. Ltd., Class A	41,340	97,633
Apeloa Pharmaceutical Co. Ltd., Class A	25,500	80,750
Asymchem Laboratories Tianjin Co. Ltd., Class A	6,004	219,124
Beijing SL Pharmaceutical Co. Ltd., Class A	26,600	46,864
Beijing Tiantan Biological Products Corp. Ltd., Class A	27,095	163,578
Betta Pharmaceuticals Co. Ltd., Class A	8,700	120,626
Blue Sail Medical Co. Ltd., Class A	20,800	63,182
China Animal Husbandry Industry Co. Ltd., Class A	26,357	54,642
China National Accord Medicines Corp. Ltd., Class A	6,473	48,644
China National Medicines Corp. Ltd., Class A	13,033	88,481
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	22,549	43,186
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	16,918	69,633
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	26,562	132,967
Dezhan Healthcare Co. Ltd., Class A*	38,800	38,304
Dian Diagnostics Group Co. Ltd., Class A	18,740	94,352
Double Medical Technology, Inc., Class A	1,700	17,839
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	28,200	53,494
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,900	130,813
Guangzhou Wondfo Biotech Co. Ltd., Class A	8,900	88,605
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	30,500	40,904
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A*	57,750	55,783
Hainan Poly Pharm Co. Ltd., Class A	9,399	60,855
Haisco Pharmaceutical Group Co. Ltd., Class A	7,000	20,466
Harbin Pharmaceutical Group Co. Ltd., Class A*	65,020	32,193

	Number of Shares	Value
Health Care (Continued)
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	11,500	$38,198
Humanwell Healthcare Group Co. Ltd., Class A	46,700	236,188
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	17,948	33,583
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	25,985	109,320
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	40,200	106,175
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	33,300	19,370
Jinyu Bio-Technology Co. Ltd., Class A	48,604	178,864
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	42,056	89,487
Livzon Pharmaceutical Group, Inc., Class A	16,062	102,922
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	12,120	68,477
Ovctek China, Inc., Class A	13,100	127,336
Realcan Pharmaceutical Group Co. Ltd., Class A*	45,530	38,931
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	24,700	90,596
Shandong Pharmaceutical Glass Co. Ltd., Class A	20,600	136,662
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	16,200	46,035
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	71,650	44,617
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	18,100	74,855
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	26,000	99,313
Tasly Pharmaceutical Group Co. Ltd., Class A	39,300	99,142
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,100	60,851
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	12,362	29,946
Vcanbio Cell & Gene Engineering Corp. Ltd., Class A*	14,100	47,948
Winning Health Technology Group Co. Ltd., Class A	73,755	176,428
Yifan Pharmaceutical Co. Ltd., Class A	32,100	100,237
Zhejiang Conba Pharmaceutical Co. Ltd., Class A*	80,740	62,049
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	31,440	146,785
Zhejiang Medicine Co. Ltd., Class A	29,200	62,266
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	13,600	120,752

(Cost $3,299,848)		4,410,251

Industrials — 17.7%
AECC Aero-Engine Control Co. Ltd., Class A	24,800	76,876

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Avic Aviation High-Technology Co. Ltd., Class A	24,100	$85,284
AVIC Electromechanical Systems Co. Ltd., Class A	100,700	165,636
Avic Heavy Machinery Co. Ltd., Class A	24,200	67,555
Beijing Originwater Technology Co. Ltd., Class A	82,100	105,116
Beijing Watertek Information Technology Co. Ltd., Class A	52,977	40,633
Bohai Leasing Co. Ltd., Class A*	106,800	43,147
Centre Testing International Group Co. Ltd., Class A	57,600	207,158
China Aerospace Times Electronics Co. Ltd., Class A	94,100	98,613
China Aluminum International Engineering Corp. Ltd., Class A	13,300	7,777
China Baoan Group Co. Ltd., Class A	111,580	126,083
China CAMC Engineering Co. Ltd., Class A	21,382	24,616
China First Heavy Industries, Class A*	118,700	55,166
China High Speed Railway Technology Co. Ltd., Class A	84,296	34,824
China International Marine Containers Group Co. Ltd., Class A	46,120	103,179
China Meheco Co. Ltd., Class A	23,087	52,596
China Merchants Port Group Co. Ltd., Class A	4,500	11,222
China Nuclear Engineering & Construction Corp. Ltd., Class A	34,400	40,543
China Railway Hi-tech Industry Co. Ltd., Class A	57,700	82,463
China Railway Tielong Container Logistics Co. Ltd., Class A	39,500	32,035
China XD Electric Co. Ltd., Class A	88,800	61,635
CITIC Heavy Industries Co. Ltd., Class A	75,000	43,513
CMST Development Co. Ltd., Class A*	38,100	27,892
COSCO SHIPPING Development Co. Ltd., Class A	171,300	77,270
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A*	46,500	30,792
Dalian Port PDA Co. Ltd., Class A	133,820	39,836
Deppon Logistics Co. Ltd., Class A	12,400	25,424
Dongfang Electric Corp. Ltd., Class A	48,100	77,583
East Group Co. Ltd., Class A	40,100	55,909
Eternal Asia Supply Chain Management Ltd., Class A	64,300	48,927
Far East Smarter Energy Co. Ltd., Class A	48,000	28,577
Fujian Longking Co. Ltd., Class A	37,000	56,757
Gotion High-tech Co. Ltd., Class A*	38,781	172,400
Guangshen Railway Co. Ltd., Class A	146,500	52,733
Guangxi Liugong Machinery Co. Ltd., Class A	44,730	52,718
Guangzhou Port Co. Ltd., Class A	80,200	42,632
Guosheng Financial Holding, Inc., Class A*	50,187	94,365
Hefei Meiya Optoelectronic Technology, Inc., Class A	11,700	78,898

	Number of Shares	Value
Industrials (Continued)
Henan Pinggao Electric Co. Ltd., Class A	35,200	$36,996
Hongfa Technology Co. Ltd., Class A	19,280	140,233
Huaihe Energy Group Co. Ltd., Class A	67,200	23,066
Hunan Corun New Energy Co. Ltd., Class A*	50,111	34,325
Infore Environment Technology Group Co. Ltd., Class A	41,000	54,362
Inner Mongolia First Machinery Group Co. Ltd., Class A	36,500	56,212
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	18,600	102,461
Jihua Group Corp. Ltd., Class A	95,100	46,797
Juneyao Airlines Co. Ltd., Class A	25,540	44,957
Ming Yang Smart Energy Group Ltd., Class A	32,400	83,901
Minmetals Development Co. Ltd., Class A*	18,500	20,764
North Industries Group Red Arrow Co. Ltd., Class A	30,147	46,245
North Navigation Control Technology Co. Ltd., Class A*	45,100	62,127
Orient Group, Inc., Class A*	128,490	78,450
Qingdao TGOOD Electric Co. Ltd., Class A	25,881	101,257
Rizhao Port Co. Ltd., Class A	79,800	35,148
Saurer Intelligent Technology Co. Ltd., Class A*	49,200	32,431
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,300	63,769
Shandong Hi-speed Co. Ltd., Class A	27,000	29,484
Shanghai Environment Group Co. Ltd., Class A	28,240	49,796
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	13,949	41,629
Shanghai Tunnel Engineering Co. Ltd., Class A	81,500	71,546
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	16,100	35,872
Shenzhen Airport Co. Ltd., Class A	44,400	60,017
Shenzhen Colibri Technologies Co. Ltd., Class A	1,800	6,192
Shenzhen Tagen Group Co. Ltd., Class A	56,609	59,152
Shenzhen Techand Ecology & Environment Co. Ltd., Class A*	71,150	35,877
Shouhang High-Tech Energy Co. Ltd., Class A*	87,955	33,797
Siasun Robot & Automation Co. Ltd., Class A*	54,000	112,196
Sichuan Road & Bridge Co. Ltd., Class A	103,000	76,340
Sieyuan Electric Co. Ltd., Class A	26,280	90,644
Sinochem International Corp., Class A	59,760	50,373
Sinoma International Engineering Co., Class A	45,150	49,030
Sinotrans Ltd., Class A	68,100	49,026
Sungrow Power Supply Co. Ltd., Class A	44,100	321,899
Sunwoda Electronic Co. Ltd., Class A	47,500	202,432
Suzhou Anjie Technology Co. Ltd., Class A*	13,750	38,676

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	58,100	$93,712
TangShan Port Group Co. Ltd., Class A	127,974	50,923
Tian Di Science & Technology Co. Ltd., Class A	71,700	35,609
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	18,800	19,730
Tianjin Port Co. Ltd., Class A	52,164	38,345
Topsec Technologies Group, Inc., Class A*	35,080	107,730
Tus Environmental Science And Technology Development Co. Ltd., Class A*	30,900	34,869
Wolong Electric Group Co. Ltd., Class A	33,739	67,692
Xiamen C & D, Inc., Class A	73,500	101,919
Xiamen ITG Group Corp. Ltd., Class A	56,048	61,801
Xinjiang Communications Construction Group Co. Ltd., Class A	8,400	16,828
Xuji Electric Co. Ltd., Class A	26,200	66,691
Zhefu Holding Group Co. Ltd., Class A	69,600	47,040
Zhejiang Dingli Machinery Co. Ltd., Class A	8,420	132,357
Zhejiang Kaishan Compressor Co. Ltd., Class A*	14,800	31,807
Zhejiang Wanliyang Co. Ltd., Class A	29,000	42,194
Zhejiang Weiming Environment Protection Co. Ltd., Class A	16,276	51,517
Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,180	77,938
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	45,100	66,648
Zhongshan Broad Ocean Motor Co. Ltd., Class A*	61,300	42,175

(Cost $4,821,444)		6,193,387

Information Technology — 15.8%
Accelink Technologies Co. Ltd., Class A	17,500	81,597
Addsino Co. Ltd., Class A	55,600	184,089
Anhui Tatfook Technology Co. Ltd., Class A*	16,540	29,994
Beijing Dahao Technology Corp. Ltd., Class A (a)	8,046	10,620
Beijing E-Hualu Information Technology Co. Ltd., Class A	16,840	73,225
Beijing Jetsen Technology Co. Ltd., Class A*	89,100	73,481
Beijing Orient National Communication Science & Technology Co. Ltd., Class A	36,519	69,719
Beijing Teamsun Technology Co. Ltd., Class A	47,560	69,922
Beijing Thunisoft Corp. Ltd., Class A	28,100	111,689
Beijing Ultrapower Software Co. Ltd., Class A*	84,800	77,404
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	36,900	55,539
Changsha Jingjia Microelectronics Co. Ltd., Class A	5,200	48,697

	Number of Shares	Value
Information Technology (Continued)
China TransInfo Technology Co. Ltd., Class A	34,200	$101,808
Doushen Beijing Education & Technology, Inc., Class A*	30,020	54,759
Eastern Communications Co. Ltd., Class A	20,700	41,311
Flat Glass Group Co. Ltd., Class A	7,100	37,095
Fujian Star-net Communication Co. Ltd., Class A	17,600	64,154
GCI Science & Technology Co. Ltd., Class A	14,900	36,366
GCL System Integration Technology Co. Ltd., Class A*	131,700	79,609
GRG Banking Equipment Co. Ltd., Class A	52,100	92,264
Guangdong Ellington Electronics Technology Co. Ltd., Class A	17,300	20,993
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A*	31,000	154,901
Guangzhou Haige Communications Group, Inc. Co., Class A	79,600	148,822
Guomai Technologies, Inc., Class A	21,800	27,051
Hangzhou First Applied Material Co. Ltd., Class A	9,966	108,436
Hangzhou Silan Microelectronics Co. Ltd., Class A	34,080	83,283
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	35,500	74,352
Hexing Electrical Co. Ltd., Class A	8,470	19,271
HNA Technology Co. Ltd., Class A*	78,000	40,515
Holitech Technology Co. Ltd., Class A	80,800	56,696
Huagong Tech Co. Ltd., Class A	34,759	130,184
Hubei Kaile Science & Technology Co. Ltd., Class A*	34,600	62,534
Hytera Communications Corp. Ltd., Class A*	39,800	42,555
IRICO Display Devices Co. Ltd., Class A*	31,000	30,415
Jiangsu Zongyi Co. Ltd., Class A*	33,700	29,430
Leyard Optoelectronic Co. Ltd., Class A	76,900	89,348
MLS Co. Ltd., Class A	30,700	69,101
Neusoft Corp., Class A*	37,600	63,388
Newland Digital Technology Co. Ltd., Class A	31,840	73,988
PCI-Suntek Technology Co. Ltd., Class A	60,500	79,666
Shanghai 2345 Network Holding Group Co. Ltd., Class A	247,248	95,381
Shanghai Baosight Software Co. Ltd., Class A	11,150	102,436
Shanghai Belling Co. Ltd., Class A	24,300	55,397
Shenzhen Aisidi Co. Ltd., Class A	26,800	34,232
Shenzhen Everwin Precision Technology Co. Ltd., Class A	25,980	103,775
Shenzhen Kaifa Technology Co. Ltd., Class A	31,800	99,348
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	26,000	71,474
Shenzhen Kinwong Electronic Co. Ltd., Class A	11,020	53,274

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Shenzhen Sunlord Electronics Co. Ltd., Class A	27,900	$107,969
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	15,300	37,854
Taiji Computer Corp. Ltd., Class A	15,019	61,611
Thunder Software Technology Co. Ltd., Class A	12,800	171,640
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	10,000	57,835
Tianma Microelectronics Co. Ltd., Class A	42,500	98,953
Tianshui Huatian Technology Co. Ltd., Class A	94,800	230,081
Tongding Interconnection Information Co. Ltd., Class A*	32,800	23,414
TongFu Microelectronics Co. Ltd., Class A*	28,700	115,293
Venustech Group, Inc., Class A	28,248	126,606
Visionox Technology, Inc., Class A*	35,500	69,984
Wangsu Science & Technology Co. Ltd., Class A	84,200	98,853
Westone Information Industry, Inc., Class A	25,404	72,151
Wonders Information Co. Ltd., Class A*	35,994	125,461
Wuhan Guide Infrared Co. Ltd., Class A	27,535	158,790
Wuhu Token Science Co. Ltd., Class A	105,400	158,479
Wuxi Taiji Industry Co. Ltd., Class A	54,700	89,641
Xiamen Faratronic Co. Ltd., Class A	5,800	73,908
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	5,300	23,151
Zhejiang Crystal-Optech Co. Ltd., Class A	52,562	101,544
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	27,800	118,391

(Cost $4,194,594)		5,535,197

Materials — 18.6%
ADAMA Ltd., Class A	19,700	25,103
Angang Steel Co. Ltd., Class A	103,600	49,407
Befar Group Co. Ltd., Class A	46,733	38,540
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	61,000	62,444
Beijing Shougang Co. Ltd., Class A*	68,600	42,718
Chengzhi Co. Ltd., Class A	16,209	34,514
China Hainan Rubber Industry Group Co. Ltd., Class A	74,000	59,117
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A*	59,700	46,424
China West Construction Group Co. Ltd., Class A	21,800	31,189
Chongqing Iron & Steel Co. Ltd., Class A*	253,300	60,399
COFCO Biotechnology Co. Ltd., Class A	48,385	63,860
CSG Holding Co. Ltd., Class A	60,561	63,005
Do-Fluoride Chemicals Co. Ltd., Class A	29,600	70,176
Elion Clean Energy Co. Ltd., Class A	59,300	29,721
Fangda Special Steel Technology Co. Ltd., Class A*	46,646	52,001

	Number of Shares	Value
Materials (Continued)
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	135,200	$34,292
GEM Co. Ltd., Class A	165,252	128,252
Grace Fabric Technology Co. Ltd., Class A	4,200	6,589
Guangdong HEC Technology Holding Co. Ltd., Class A*	65,105	55,175
Guangdong Tapai Group Co. Ltd., Class A	30,900	64,201
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,820	141,068
Hainan Mining Co. Ltd., Class A*	16,900	15,067
Hangzhou Iron & Steel Co., Class A	58,310	53,668
Hongda Xingye Co. Ltd., Class A	67,278	41,179
Huafon Microfibre Shanghai Technology Co. Ltd.	36,850	38,618
Huaibei Mining Holdings Co. Ltd., Class A	18,800	32,351
Huapont Life Sciences Co. Ltd., Class A	68,550	56,013
Huaxin Cement Co. Ltd., Class A	29,472	109,711
Hubei Xingfa Chemicals Group Co. Ltd., Class A	24,220	44,804
Hunan Gold Corp. Ltd., Class A	36,400	47,599
Hunan Valin Steel Co. Ltd., Class A	79,620	64,695
Jiangsu Eastern Shenghong Co. Ltd., Class A	41,800	63,676
Jiangsu Shagang Co. Ltd., Class A	76,200	142,003
Jiangsu Yangnong Chemical Co. Ltd., Class A	8,000	140,943
Jilin Yatai Group Co. Ltd., Class A*	140,300	68,614
Jinduicheng Molybdenum Co. Ltd., Class A	41,900	38,819
Kingfa Sci & Tech Co. Ltd., Class A	77,900	205,629
Lianhe Chemical Technology Co. Ltd., Class A	31,959	106,397
Liuzhou Iron & Steel Co. Ltd., Class A	22,200	17,095
Luxi Chemical Group Co. Ltd., Class A	44,400	85,304
Maanshan Iron & Steel Co. Ltd., Class A	128,900	54,425
Nanjing Hanrui Cobalt Co. Ltd., Class A	6,500	68,068
Nanjing Iron & Steel Co. Ltd., Class A	132,600	65,654
Ningbo Shanshan Co. Ltd., Class A	49,261	102,425
ORG Technology Co. Ltd., Class A	61,050	54,057
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	185,500	67,898
Red Avenue New Materials Group Co. Ltd., Class A	7,600	43,054
Rising Nonferrous Metals Share Co. Ltd., Class A*	7,800	39,212
Sansteel Minguang Co. Ltd. Fujian, Class A	53,050	57,609
SGIS Songshan Co. Ltd., Class A	52,400	38,201
Shandong Chenming Paper Holdings Ltd., Class A	57,850	60,273
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	49,261	262,608
Shandong Iron and Steel Co. Ltd., Class A*	236,330	52,405
Shandong Sinocera Functional Material Co. Ltd., Class A	33,300	191,580

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Shandong Sun Paper Industry JSC Ltd., Class A	67,300	$150,255
Shanghai Huayi Group Co. Ltd., Class A	24,200	22,457
Shanghai Putailai New Energy Technology Co. Ltd., Class A	5,600	85,673
Shanxi Taigang Stainless Steel Co. Ltd., Class A	98,400	56,043
Shanying International Holding Co. Ltd., Class A*	138,900	69,406
Shenghe Resources Holding Co. Ltd., Class A*	53,190	71,494
Shenzhen Jinjia Group Co. Ltd., Class A	38,000	58,233
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	15,140	60,406
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	108,100	81,762
Sichuan Hebang Biotechnology Co. Ltd., Class A*	228,780	50,730
Sinoma Science & Technology Co. Ltd., Class A	29,000	82,893
Tangshan Jidong Cement Co. Ltd., Class A	40,781	98,357
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,600	75,302
Tibet Summit Resources Co. Ltd., Class A*	15,820	25,348
Tongkun Group Co. Ltd., Class A	61,000	182,606
Tongling Nonferrous Metals Group Co. Ltd., Class A	318,200	130,485
Transfar Zhilian Co. Ltd., Class A	56,400	48,055
Western Mining Co. Ltd., Class A	82,300	174,369
Xiamen Tungsten Co. Ltd., Class A	36,520	84,142
Xinfengming Group Co. Ltd., Class A	7,216	13,655
Xinjiang Tianshan Cement Co. Ltd., Class A	27,200	68,122
Xinjiang Zhongtai Chemical Co. Ltd., Class A	74,200	68,630
Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,450	60,334
Xinyu Iron & Steel Co. Ltd., Class A	69,000	48,416
Yintai Gold Co. Ltd., Class A	72,108	97,799
Yunnan Aluminium Co. Ltd., Class A*	67,700	97,167
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	132,100	100,316
Yunnan Copper Co. Ltd., Class A*	44,100	109,911
Yunnan Tin Co. Ltd., Class A*	43,330	72,390
Zhejiang Hailiang Co. Ltd., Class A	42,200	53,774
Zhejiang Huafeng Spandex Co. Ltd., Class A	60,000	87,117
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	43,400	71,189
Zhejiang Jinke Culture Industry Co. Ltd., Class A*	76,591	44,901
Zhejiang Juhua Co. Ltd., Class A	58,290	69,851
Zhejiang Runtu Co. Ltd., Class A	29,900	45,185
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	3,660	10,406

	Number of Shares	Value
Materials (Continued)
Zhejiang Satellite Petrochemical Co. Ltd., Class A	21,200	$83,297
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	30,715	44,130

(Cost $4,823,921)		6,542,455

Real Estate — 3.7%
Beijing Capital Development Co. Ltd., Class A	55,800	53,137
Beijing Urban Construction Investment & Development Co. Ltd., Class A	58,620	50,392
China Enterprise Co. Ltd., Class A	79,200	44,747
China Merchants Property Operation & Service Co. Ltd., Class A	18,300	64,481
China Sports Industry Group Co. Ltd., Class A	27,701	57,765
China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	7,100	11,614
Chongqing Dima Industry Co. Ltd., Class A	66,600	30,143
Cinda Real Estate Co. Ltd., Class A	37,000	25,456
Financial Street Holdings Co. Ltd., Class A	51,600	54,545
Grandjoy Holdings Group Co. Ltd., Class A	55,700	40,268
Greattown Holdings Ltd., Class A	68,864	49,366
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	67,200	51,235
HNA Infrastructure Investment Group Co. Ltd., Class A*	67,500	71,660
Huafa Industrial Co. Ltd. Zhuhai, Class A	73,340	72,291
Nanjing Gaoke Co. Ltd., Class A	37,420	59,788
Shanghai Industrial Development Co. Ltd., Class A	39,890	32,352
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	14,700	28,087
Shanghai Shimao Co. Ltd., Class A	48,700	41,198
Shanghai SMI Holding Co. Ltd., Class A	54,600	46,356
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	33,500	94,839
Shenzhen Huaqiang Industry Co. Ltd., Class A	13,540	28,071
Shenzhen World Union Group, Inc., Class A	52,910	42,591
Sichuan Languang Development Co. Ltd., Class A	65,265	51,148
Suning Universal Co. Ltd., Class A	65,700	33,029
Tahoe Group Co. Ltd., Class A*	43,100	26,773
Tianjin Guangyu Development Co. Ltd., Class A	24,200	24,478
Zhejiang China Commodities City Group Co. Ltd., Class A	117,500	97,616

(Cost $1,260,651)		1,283,426

Utilities — 2.3%
An Hui Wenergy Co. Ltd., Class A	49,100	31,022
Beijing Capital Co. Ltd., Class A	191,790	88,843
CECEP Wind-Power Corp., Class A	86,400	37,530

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Utilities (Continued)
Chengdu Xingrong Environment Co. Ltd., Class A	77,600	$59,518
Chongqing Gas Group Corp. Ltd., Class A	8,100	8,698
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	75,200	81,776
Hubei Energy Group Co. Ltd., Class A	84,300	52,238
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	100,500	39,686
Jointo Energy Investment Co. Ltd. Hebei, Class A	31,000	26,648
Luenmei Quantum Co. Ltd., Class A	39,550	81,752
Shanghai Electric Power Co. Ltd., Class A	56,500	63,758
Shenergy Co. Ltd., Class A	106,249	90,045
Shenzhen Energy Group Co. Ltd., Class A	61,760	53,185

	Number of Shares	Value
Utilities (Continued)
Shenzhen Gas Corp. Ltd., Class A	24,900	$28,439
Zhongshan Public Utilities Group Co. Ltd., Class A	38,260	50,555

(Cost $740,464)		793,693

TOTAL COMMON STOCKS (Cost $26,818,396)		35,014,282

TOTAL INVESTMENTS — 99.8% (Cost $26,818,396)		$35,014,282
Other assets and liabilities, net — 0.2%		55,350

NET ASSETS — 100.0%		$35,069,632

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$35,003,662	$—	$10,620	$35,014,282

TOTAL	$35,003,662	$—	$10,620	$35,014,282

(b)	See Schedule of Investments for additional detailed categorizations.

During the period ended November 30, 2020, the amount of transfers from Level 1 to Level 3 was $9,214 and from Level 3 to Level 1 was $68,258. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 58.3%
Communication Services — 13.0%
Alibaba Pictures Group Ltd.*	65,161	$8,741
Autohome, Inc., ADR	332	31,348
Baidu, Inc., ADR*	1,466	203,759
Bilibili, Inc., ADR*(a)	542	34,070
China Literature Ltd., 144A*(a)	1,477	11,222
China Mobile Ltd.	32,908	196,960
China Telecom Corp. Ltd., Class H	68,108	20,558
China Tower Corp. Ltd., Class H, 144A	245,706	38,666
China Unicom Hong Kong Ltd.	35,720	21,471
HUYA, Inc., ADR*(a)	356	7,366
iQIYI, Inc., ADR*	1,236	27,637
JOYY, Inc., ADR	320	28,502
Momo, Inc., ADR	912	13,115
NetEase, Inc., ADR	2,209	199,627
SINA Corp.*	351	15,209
Tencent Holdings Ltd.	30,719	2,230,867
Tencent Music Entertainment Group, ADR*	2,036	34,123
Weibo Corp., ADR*	335	14,154

(Cost $2,524,653)		3,137,395

Consumer Discretionary — 23.5%
Alibaba Group Holding Ltd., ADR*	10,167	2,677,581
ANTA Sports Products Ltd.	5,764	78,365
Baozun, Inc., ADR*(a)	246	9,141
Bosideng International Holdings Ltd. (a)	22,792	9,996
Brilliance China Automotive Holdings Ltd.	16,942	15,079
BYD Co. Ltd., Class H (a)	3,107	72,981
China East Education Holdings Ltd., 144A	3,237	7,215
China Education Group Holdings Ltd.	2,497	4,986
China Meidong Auto Holdings Ltd.	3,004	13,020
China Yuhua Education Corp. Ltd., 144A	7,331	6,913
Dongfeng Motor Group Co. Ltd., Class H	14,595	15,023
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,562	17,046
Geely Automobile Holdings Ltd.	32,491	90,317
GOME Retail Holdings Ltd.*(a)	38,282	4,543
Great Wall Motor Co. Ltd., Class H	16,626	33,670
GSX Techedu, Inc., ADR*(a)	432	27,773
Guangzhou Automobile Group Co. Ltd., Class H	16,264	17,497
Haidilao International Holding Ltd., 144A	3,823	25,076
Haier Electronics Group Co. Ltd.	7,098	33,830
Huazhu Group Ltd., ADR	742	36,937
JD.com, Inc., ADR*	4,646	396,536
Li Ning Co. Ltd.	11,767	63,749
Meituan, Class B*	19,264	720,614
Minth Group Ltd.	4,050	20,113
New Oriental Education & Technology Group, Inc., ADR*	814	134,188
NIO, Inc., ADR*	5,690	287,516
Pinduoduo, Inc., ADR*	2,039	283,034
Shenzhou International Group Holdings Ltd.	4,328	73,245
TAL Education Group, ADR*	2,074	145,304
Tongcheng-Elong Holdings Ltd.*	4,765	8,888

	Number of Shares	Value
Consumer Discretionary (Continued)
Topsports International Holdings Ltd., 144A	7,470	$11,119
Trip.com Group Ltd., ADR*	2,650	89,013
Vipshop Holdings Ltd., ADR*	2,470	63,084
XPeng, Inc., ADR*(a)	550	32,318
Yum China Holdings, Inc.	2,137	120,484
Zhongsheng Group Holdings Ltd.	3,380	25,375

(Cost $3,467,191)		5,671,569

Consumer Staples — 1.4%
Anhui Gujing Distillery Co. Ltd., Class B	700	8,289
China Feihe Ltd., 144A	4,582	10,946
China Mengniu Dairy Co. Ltd.*	14,796	74,815
China Resources Beer Holdings Co. Ltd.	7,841	57,903
Dali Foods Group Co. Ltd., 144A	14,167	8,772
Hengan International Group Co. Ltd.	3,918	27,038
Smoore International Holdings Ltd., 144A*	2,515	16,221
Sun Art Retail Group Ltd.	14,494	15,218
Tingyi Cayman Islands Holding Corp.	11,947	20,157
Tsingtao Brewery Co. Ltd., Class H	2,547	24,739
Uni-President China Holdings Ltd.	8,559	7,717
Vinda International Holdings Ltd.	1,833	5,237
Want Want China Holdings Ltd.	30,274	20,658
Yihai International Holding Ltd.*	2,681	31,418

(Cost $238,513)		329,128

Energy — 1.1%
China Oilfield Services Ltd., Class H	9,137	6,918
China Petroleum & Chemical Corp., Class H	134,679	60,977
China Shenhua Energy Co. Ltd., Class H	19,791	38,242
CNOOC Ltd.	98,824	103,636
PetroChina Co. Ltd., Class H	121,870	38,829
Yanzhou Coal Mining Co. Ltd., Class H	8,256	6,805

(Cost $402,355)		255,407

Financials — 7.5%
Agricultural Bank of China Ltd., Class H	153,544	58,229
Bank of China Ltd., Class H	423,688	149,746
Bank of Communications Co. Ltd., Class H	45,875	25,386
China Cinda Asset Management Co. Ltd., Class H	57,327	11,166
China CITIC Bank Corp. Ltd., Class H	50,281	21,727
China Construction Bank Corp., Class H	512,764	402,142
China Everbright Bank Co. Ltd., Class H	19,752	7,694
China Everbright Ltd.	4,806	6,931
China Galaxy Securities Co. Ltd., Class H	21,326	13,782
China Huarong Asset Management Co. Ltd., Class H, 144A	69,361	7,963
China International Capital Corp. Ltd., Class H, 144A*	7,256	16,903
China Life Insurance Co. Ltd., Class H	41,242	93,523
China Merchants Bank Co. Ltd., Class H	20,932	132,437
China Minsheng Banking Corp. Ltd., Class H	32,150	17,749
China Pacific Insurance Group Co. Ltd., Class H	15,355	58,429
China Taiping Insurance Holdings Co. Ltd.	8,659	15,302

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Chongqing Rural Commercial Bank Co. Ltd., Class H	8,977	$3,844
CITIC Securities Co. Ltd., Class H	11,881	26,728
Far East Horizon Ltd.	12,951	13,749
GF Securities Co. Ltd., Class H	6,619	9,238
Haitong Securities Co. Ltd., Class H	14,767	12,705
Huatai Securities Co. Ltd., Class H, 144A	7,040	11,006
Industrial & Commercial Bank of China Ltd., Class H	326,169	206,998
Lufax Holding Ltd., ADR*(a)	900	14,823
New China Life Insurance Co. Ltd., Class H	4,575	19,209
Noah Holdings Ltd., ADR*(a)	205	6,068
People’s Insurance Co. Group of China Ltd., Class H	50,611	15,994
PICC Property & Casualty Co. Ltd., Class H	36,420	30,066
Ping An Insurance Group Co. of China Ltd., Class H	31,747	372,651
Postal Savings Bank of China Co. Ltd., Class H, 144A	47,442	26,804
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	1,144	5,526

(Cost $1,942,430)		1,814,518

Health Care — 2.9%
3SBio, Inc., 144A*	7,346	7,277
AK Medical Holdings Ltd., 144A	1,833	2,899
Alibaba Health Information Technology Ltd.*	21,650	63,672
BeiGene Ltd., ADR*	243	62,133
CanSino Biologics, Inc., Class H, 144A*(a)	366	8,026
China Medical System Holdings Ltd.	6,753	6,899
China Resources Pharmaceutical Group Ltd., 144A	7,288	3,939
China Traditional Chinese Medicine Holdings Co. Ltd.	9,251	4,355
CSPC Pharmaceutical Group Ltd.	49,228	48,069
Genscript Biotech Corp.*	4,589	6,594
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A*	661	11,127
Hansoh Pharmaceutical Group Co. Ltd., 144A*	7,318	35,162
Hutchison China MediTech Ltd., ADR*	397	12,307
Innovent Biologics, Inc., 144A*	5,462	35,967
Jinxin Fertility Group Ltd., 144A	7,173	12,509
Luye Pharma Group Ltd., 144A (a)	8,922	5,202
Microport Scientific Corp.	3,894	16,802
Ping An Healthcare and Technology Co. Ltd., 144A*	1,952	23,882
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	10,812	22,370
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,197	13,444
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,994	6,759
Sino Biopharmaceutical Ltd.	55,720	56,061
Sinopharm Group Co. Ltd., Class H	7,230	17,869
SSY Group Ltd.	10,656	6,515

	Number of Shares	Value
Health Care (Continued)
WuXi AppTec Co. Ltd., Class H, 144A	1,385	$20,724
Wuxi Biologics Cayman, Inc., 144A*	16,538	164,047
Zai Lab Ltd., ADR*	300	33,234

(Cost $507,114)		707,844

Industrials — 2.0%
51job, Inc., ADR*	148	10,434
Air China Ltd., Class H	12,721	10,288
A-Living Smart City Services Co. Ltd., 144A	2,492	10,495
AviChina Industry & Technology Co. Ltd., Class H	17,029	10,368
Beijing Capital International Airport Co. Ltd., Class H	12,324	9,236
BOC Aviation Ltd., 144A	1,190	10,576
China Communications Construction Co. Ltd., Class H	23,937	12,412
China Communications Services Corp. Ltd., Class H	16,358	8,736
China Conch Venture Holdings Ltd.	9,185	43,600
China Everbright Environment Group Ltd.	22,879	12,690
China Lesso Group Holdings Ltd.	6,480	11,568
China Merchants Port Holdings Co. Ltd.	9,560	11,333
China Railway Construction Corp. Ltd., Class H	10,096	6,668
China Railway Group Ltd., Class H	19,502	9,635
China Southern Airlines Co. Ltd., Class H*	7,005	4,301
China State Construction International Holdings Ltd.	13,861	9,154
CITIC Ltd.	30,671	23,975
COSCO SHIPPING Holdings Co. Ltd., Class H*	11,878	11,108
COSCO SHIPPING Ports Ltd.	11,715	7,737
Country Garden Services Holdings Co. Ltd.	6,845	38,320
CRRC Corp. Ltd., Class H	23,740	9,524
Fosun International Ltd.	15,839	22,883
Greentown Service Group Co. Ltd.	8,017	9,317
Haitian International Holdings Ltd.	4,367	11,857
Jiangsu Expressway Co. Ltd., Class H	8,199	9,222
Shenzhen International Holdings Ltd.	6,639	10,910
Sinotruk Hong Kong Ltd.	3,916	9,719
Weichai Power Co. Ltd., Class H	11,812	24,104
Xinjiang Goldwind Science & Technology Co. Ltd., Class H (a)	3,448	5,524
Zhejiang Expressway Co. Ltd., Class H	10,390	7,398
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,464	10,902
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	8,075	8,427
ZTO Express Cayman, Inc., ADR	2,238	63,201

(Cost $503,568)		475,622

Information Technology — 2.7%
AAC Technologies Holdings, Inc. (a)	4,162	23,300
BYD Electronic International Co. Ltd.	3,193	15,795
China Youzan Ltd.*	74,399	19,673

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
GDS Holdings Ltd., ADR*(a)	358	$32,231
Hua Hong Semiconductor Ltd., 144A*(a)	2,436	12,082
Kingboard Holdings Ltd.	4,381	16,784
Kingboard Laminates Holdings Ltd.	6,228	10,074
Kingdee International Software Group Co. Ltd.*	13,337	46,535
Kingsoft Corp. Ltd.	4,336	21,757
Lenovo Group Ltd.	42,157	30,071
Semiconductor Manufacturing International Corp.*	17,880	49,932
Sunny Optical Technology Group Co. Ltd.	3,827	75,232
TravelSky Technology Ltd., Class H	4,598	10,427
Xiaomi Corp., Class B, 144A*	66,581	227,591
Xinyi Solar Holdings Ltd.	24,380	44,467
ZTE Corp., Class H	4,118	10,624

(Cost $339,527)		646,575

Materials — 0.8%
Aluminum Corp. of China Ltd., Class H*	27,474	10,844
Anhui Conch Cement Co. Ltd., Class H	7,017	44,894
China Hongqiao Group Ltd.	11,065	9,663
China Molybdenum Co. Ltd., Class H	13,034	6,120
China National Building Material Co. Ltd., Class H	22,146	29,081
China Resources Cement Holdings Ltd.	15,396	19,144
Jiangxi Copper Co. Ltd., Class H	6,680	10,943
Lee & Man Paper Manufacturing Ltd.	7,636	6,205
Nine Dragons Paper Holdings Ltd.	9,515	12,494
Zhaojin Mining Industry Co. Ltd., Class H	7,577	9,735
Zijin Mining Group Co. Ltd., Class H	30,582	30,493

(Cost $137,765)		189,616

Real Estate — 2.3%
Agile Group Holdings Ltd.	8,044	11,621
China Aoyuan Group Ltd.	6,128	6,379
China Evergrande Group	9,703	20,451
China Jinmao Holdings Group Ltd.	29,384	15,123
China Overseas Land & Investment Ltd.	20,469	49,796
China Overseas Property Holdings Ltd.	4,582	2,997
China Resources Land Ltd.	17,015	73,745
China Vanke Co. Ltd., Class H	7,827	29,733
CIFI Holdings Group Co. Ltd.	18,388	15,892
Country Garden Holdings Co. Ltd.	41,370	54,644
Guangzhou R&F Properties Co. Ltd., Class H	5,528	7,202
Kaisa Group Holdings Ltd.*	16,487	8,677
KE Holdings, Inc., ADR*(a)	508	33,188
KWG Group Holdings Ltd.	7,915	10,822
Logan Group Co. Ltd.	8,325	13,939
Longfor Group Holdings Ltd., 144A	10,351	67,827
Poly Property Services Co. Ltd.	550	4,005
Seazen Group Ltd.*	12,229	10,805
Shenzhen Investment Ltd.	20,434	7,459
Shimao Group Holdings Ltd.	6,786	25,297
Sunac China Holdings Ltd.	13,900	53,251
Wharf Holdings Ltd.	8,496	21,019
Yuexiu Property Co. Ltd.	45,581	9,466

	Number of Shares	Value
Real Estate (Continued)
Zhenro Properties Group Ltd.	8,966	$5,528

(Cost $543,932)		558,866

Utilities — 1.1%
Beijing Enterprises Holdings Ltd.	3,303	10,694
Beijing Enterprises Water Group Ltd.*	33,461	13,553
CGN Power Co. Ltd., Class H, 144A	45,176	9,673
China Gas Holdings Ltd.	13,787	50,773
China Longyuan Power Group Corp. Ltd., Class H	17,030	14,323
China Power International Development Ltd.	29,895	6,016
China Resources Gas Group Ltd.	5,209	25,096
China Resources Power Holdings Co. Ltd.	11,818	12,561
ENN Energy Holdings Ltd.	4,576	60,620
Guangdong Investment Ltd.	16,670	27,695
Huaneng Power International, Inc., Class H	23,804	9,334
Kunlun Energy Co. Ltd.	21,194	15,966

(Cost $261,658)		256,304

TOTAL COMMON STOCKS (Cost $10,868,706)		14,042,844

RIGHTS — 0.0%
Financials — 0.0%
Zhengqi Financial Holding Corp.*(b) (Cost $0)	2,516	0

Real Estate — 0.0%
China Resources Mixc Lifestyle Services Ltd.*, expires 12/31/20 (b)	130	0
Sino-Ocean Group Holding Ltd.*, expires 12/31/20 (b)	93	0

(Cost $0)		0

TOTAL RIGHTS (Cost $0)		0

EXCHANGE-TRADED FUNDS — 41.3%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (a)(c)	33,566	1,170,513
Xtrackers MSCI China A Inclusion Equity ETF (c)	315,504	8,764,701

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,830,247)		9,935,214

SECURITIES LENDING COLLATERAL — 4.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d)(e) (Cost $1,170,497)	1,170,497	1,170,497

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $32,832)	32,832	32,832

TOTAL INVESTMENTS — 104.6% (Cost $19,902,282)		$25,181,387
Other assets and liabilities, net — (4.6%)		(1,105,599)

NET ASSETS — 100.0%		$24,075,788

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2020 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
EXCHANGE-TRADED FUNDS — 41.3%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (a)(c)
1,059,284	43,958	(214,827)		(16,159)	298,257	—	—	33,566	1,170,513
Xtrackers MSCI China A Inclusion Equity ETF (c)
6,733,326	170,857	(776,987)		169,051	2,468,454	—	—	315,504	8,764,701

SECURITIES LENDING COLLATERAL — 4.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (d)(e)
1,797,929	—	(627,432	)(f)	—	—	244	—	1,170,497	1,170,497

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
11,737	180,173	(159,078)		—	—	5	—	32,832	32,832

9,602,276	394,988	(1,778,324)		152,892	2,766,711	249	—	1,552,399	11,138,543

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $1,427,622, which is 5.9% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $317,392.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
FTSE China A50 Index Futures	USD	2	$33,224	$33,434	12/30/2020	$210
MSCI China Free Index Futures	USD	1	54,105	57,845	12/18/2020	3,740

Total unrealized appreciation						$3,950

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2020 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$14,042,844	$—	$—	$14,042,844
Rights (g)	—	—	0	0
Exchange-Traded Funds	9,935,214	—	—	9,935,214
Short-Term Investments (g)	1,203,329	—	—	1,203,329
Derivatives (h)
Futures Contracts	3,950	—	—	3,950

TOTAL	$25,185,337	$—	$0	$25,185,337

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 2.2%
Beijing Enlight Media Co. Ltd., Class A	6,200	$12,221
Beijing Kunlun Tech Co. Ltd., Class A	2,200	7,369
China Film Co. Ltd., Class A	3,500	7,053
China South Publishing & Media Group Co. Ltd., Class A	4,100	6,705
China United Network Communications Ltd., Class A	55,600	41,405
Focus Media Information Technology Co. Ltd., Class A	31,123	45,881
G-bits Network Technology Xiamen Co. Ltd., Class A	100	5,712
Giant Network Group Co. Ltd., Class A	3,300	8,947
Leo Group Co. Ltd., Class A	13,900	7,246
Mango Excellent Media Co. Ltd., Class A	3,700	38,552
NanJi E-Commerce Co. Ltd., Class A	5,400	13,615
Oriental Pearl Group Co. Ltd., Class A	7,597	10,980
Perfect World Co. Ltd., Class A	4,500	18,431
Wanda Film Holding Co. Ltd., Class A*	4,400	12,792
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,600	18,267
Zhejiang Century Huatong Group Co. Ltd., Class A*	16,220	19,326

(Cost $211,138)		274,502

Consumer Discretionary — 6.9%
BYD Co. Ltd., Class A	3,798	99,366
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	600	17,356
China Tourism Group Duty Free Corp. Ltd., Class A	4,043	118,710
Chongqing Changan Automobile Co. Ltd., Class A*	8,900	34,166
FAW Jiefang Group Co. Ltd., Class A*	6,000	11,699
Fuyao Glass Industry Group Co. Ltd., Class A	4,209	25,651
Great Wall Motor Co. Ltd., Class A	4,600	19,498
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,300	63,805
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	1,300	8,328
Haier Smart Home Co. Ltd., Class A	13,300	54,514
Hangzhou Robam Appliances Co. Ltd., Class A	1,900	11,542
Huayu Automotive Systems Co. Ltd., Class A	6,700	31,830
Jason Furniture Hangzhou Co. Ltd., Class A	1,300	15,015
Joyoung Co. Ltd., Class A	1,400	6,949
Kuang-Chi Technologies Co. Ltd., Class A*	4,600	14,450
Liaoning Cheng Da Co. Ltd., Class A	3,200	10,976
NavInfo Co. Ltd., Class A	4,100	9,621
Ningbo Joyson Electronic Corp., Class A	2,500	9,442
Ningbo Tuopu Group Co. Ltd., Class A	2,400	11,898
Offcn Education Technology Co. Ltd., Class A	3,500	19,192

	Number of Shares	Value
Consumer Discretionary (Continued)
Oppein Home Group, Inc., Class A	840	$16,287
SAIC Motor Corp. Ltd., Class A	16,427	66,183
Shandong Linglong Tyre Co. Ltd., Class A	2,700	12,716
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,600	11,801
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	6,400	8,793
Shenzhen MTC Co. Ltd., Class A*	9,000	7,728
Shenzhen Overseas Chinese Town Co. Ltd., Class A	16,400	18,145
Songcheng Performance Development Co. Ltd., Class A	5,843	17,121
Suning.com Co. Ltd., Class A	19,664	27,345
Suofeiya Home Collection Co. Ltd., Class A	1,000	4,149
TCL Technology Group Corp., Class A	28,600	30,469
Wangfujing Group Co. Ltd., Class A	1,600	8,350
Weifu High-Technology Group Co. Ltd., Class A	1,500	5,904
Wuchan Zhongda Group Co. Ltd., Class A	10,700	7,464
Xiamen Intretech, Inc., Class A	900	9,116
Zhejiang Semir Garment Co. Ltd., Class A	5,200	7,041
Zhejiang Supor Co. Ltd., Class A	1,100	11,684

(Cost $527,013)		864,304

Consumer Staples — 17.0%
Angel Yeast Co. Ltd., Class A	1,900	13,283
Anhui Gujing Distillery Co. Ltd., Class A	800	25,678
Anhui Kouzi Distillery Co. Ltd., Class A	1,400	12,766
Beijing Dabeinong Technology Group Co. Ltd., Class A	9,000	11,271
Beijing Shunxin Agriculture Co. Ltd., Class A	1,600	15,441
Beijing Yanjing Brewery Co. Ltd., Class A	6,400	8,005
By-health Co. Ltd., Class A	3,200	12,207
C&S Paper Co. Ltd., Class A	2,500	7,815
Chacha Food Co. Ltd., Class A	1,100	9,019
Chongqing Brewery Co. Ltd., Class A	1,000	15,958
Chongqing Fuling Zhacai Group Co. Ltd., Class A	1,700	9,818
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,300	17,487
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,631	136,240
Fu Jian Anjoy Foods Co. Ltd., Class A	500	12,438
Fujian Sunner Development Co. Ltd., Class A	2,600	10,412
Guangdong Haid Group Co. Ltd., Class A	3,300	28,231
Heilongjiang Agriculture Co. Ltd., Class A	3,900	10,153
Henan Shuanghui Investment & Development Co. Ltd., Class A	5,800	40,653
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	13,013	74,736
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,600	19,212
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	3,224	87,215

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Consumer Staples (Continued)
Jiangxi Zhengbang Technology Co. Ltd., Class A	5,700	$16,165
JiuGui Liquor Co. Ltd., Class A	700	11,343
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	1,800	16,583
Juewei Food Co. Ltd., Class A	1,200	12,926
Kweichow Moutai Co. Ltd., Class A	2,600	677,234
Laobaixing Pharmacy Chain JSC, Class A	840	9,180
Luzhou Laojiao Co. Ltd., Class A	3,106	86,539
Muyuan Foods Co. Ltd., Class A	7,847	91,827
New Hope Liuhe Co. Ltd., Class A	9,172	36,200
Proya Cosmetics Co. Ltd., Class A	400	9,384
Qianhe Condiment and Food Co. Ltd., Class A	1,400	7,543
Sanquan Food Co. Ltd., Class A	1,700	6,699
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	1,100	12,797
Shanghai Jahwa United Co. Ltd., Class A	1,200	6,835
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,810	66,206
Sichuan Swellfun Co. Ltd., Class A	1,200	12,766
Toly Bread Co. Ltd., Class A	1,100	10,030
Tongwei Co. Ltd., Class A	8,500	39,787
Tsingtao Brewery Co. Ltd., Class A	1,300	17,979
Wens Foodstuffs Group Co. Ltd., Class A	13,544	39,727
Wuliangye Yibin Co. Ltd., Class A	8,154	314,762
Yifeng Pharmacy Chain Co. Ltd., Class A	1,120	17,195
Yonghui Superstores Co. Ltd., Class A	20,566	24,442
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	3,300	8,606

(Cost $990,631)		2,130,793

Energy — 1.6%
China Merchants Energy Shipping Co. Ltd., Class A	14,300	13,126
China Petroleum & Chemical Corp., Class A	54,850	34,927
China Shenhua Energy Co. Ltd., Class A	11,900	35,483
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	7,500	8,070
Guanghui Energy Co. Ltd., Class A*	12,800	5,914
Offshore Oil Engineering Co. Ltd., Class A	8,600	6,104
PetroChina Co. Ltd., Class A	44,035	28,844
Shaanxi Coal Industry Co. Ltd., Class A	17,599	27,923
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	6,600	6,590
Shanxi Meijin Energy Co. Ltd., Class A*	9,100	9,861
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	9,100	7,593
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,900	10,681
Yanzhou Coal Mining Co. Ltd., Class A	5,200	8,978

(Cost $212,764)		204,094

Financials — 22.2%
Agricultural Bank of China Ltd., Class A	157,717	78,859
Avic Capital Co. Ltd., Class A	18,910	13,364
Bank of Beijing Co. Ltd., Class A	46,114	34,200

	Number of Shares	Value
Financials (Continued)
Bank of Chengdu Co. Ltd., Class A	7,650	$13,231
Bank of China Ltd., Class A	74,612	37,420
Bank of Communications Co. Ltd., Class A	82,338	58,938
Bank of Hangzhou Co. Ltd., Class A	12,240	28,275
Bank of Jiangsu Co. Ltd., Class A	24,461	23,160
Bank of Nanjing Co. Ltd., Class A	21,100	27,642
Bank of Ningbo Co. Ltd., Class A	12,650	70,940
Bank of Shanghai Co. Ltd., Class A	31,135	38,186
Caitong Securities Co. Ltd., Class A	7,600	15,350
Changjiang Securities Co. Ltd., Class A	12,100	16,256
China Construction Bank Corp., Class A	20,600	22,385
China Everbright Bank Co. Ltd., Class A	83,931	55,359
China Galaxy Securities Co. Ltd., Class A	9,500	18,610
China Great Wall Securities Co. Ltd., Class A	3,900	7,759
China Life Insurance Co. Ltd., Class A	5,814	37,473
China Merchants Bank Co. Ltd., Class A	43,443	291,823
China Merchants Securities Co. Ltd., Class A*	16,031	53,599
China Minsheng Banking Corp. Ltd., Class A	76,471	61,596
China Pacific Insurance Group Co. Ltd., Class A	13,577	79,750
China Zheshang Bank Co. Ltd., Class A	23,000	14,401
Chongqing Rural Commercial Bank Co. Ltd., Class A	10,000	7,006
CITIC Securities Co. Ltd., Class A	22,455	103,403
CSC Financial Co. Ltd., Class A	5,800	38,529
Dongxing Securities Co. Ltd., Class A	6,300	12,658
East Money Information Co. Ltd., Class A	17,600	73,557
Everbright Securities Co. Ltd., Class A	7,937	23,160
First Capital Securities Co. Ltd., Class A	9,100	14,632
Founder Securities Co. Ltd., Class A*	17,100	23,441
GF Securities Co. Ltd., Class A	12,200	31,390
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	3,900	9,691
Guolian Securities Co. Ltd., Class A*	3,000	8,708
Guosen Securities Co. Ltd., Class A	9,100	19,002
Guotai Junan Securities Co. Ltd., Class A	15,651	44,527
Guoyuan Securities Co. Ltd., Class A	9,490	12,822
Haitong Securities Co. Ltd., Class A	20,414	41,883
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,100	23,916
Huaan Securities Co. Ltd., Class A	8,400	10,392
Huatai Securities Co. Ltd., Class A	15,480	45,405
Huaxi Securities Co. Ltd., Class A	6,000	11,453
Huaxia Bank Co. Ltd., Class A	27,198	26,992
Hubei Biocause Pharmaceutical Co. Ltd., Class A	11,000	8,777
Industrial & Commercial Bank of China Ltd., Class A	114,133	92,278
Industrial Bank Co. Ltd., Class A	43,785	139,874
Industrial Securities Co. Ltd., Class A	13,400	18,349
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	5,700	6,740
Nanjing Securities Co. Ltd., Class A	7,500	14,863
New China Life Insurance Co. Ltd., Class A	4,364	40,609

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Northeast Securities Co. Ltd., Class A	5,600	$8,468
Oceanwide Holdings Co. Ltd., Class A	8,100	4,862
Orient Securities Co. Ltd., Class A	13,151	23,204
Pacific Securities Co. Ltd., Class A*	14,700	8,802
People’s Insurance Co. Group of China Ltd., Class A	12,800	13,481
Ping An Bank Co. Ltd., Class A	40,866	122,599
Ping An Insurance Group Co. of China Ltd., Class A	22,809	312,084
Postal Savings Bank of China Co. Ltd., Class A	24,200	19,235
Qingdao Rural Commercial Bank Corp., Class A	11,000	8,342
SDIC Capital Co. Ltd., Class A	8,100	18,170
Sealand Securities Co. Ltd., Class A	11,960	10,015
Shanghai Pudong Development Bank Co. Ltd., Class A	62,127	94,985
Shanxi Securities Co. Ltd., Class A	7,580	9,250
Shenwan Hongyuan Group Co. Ltd., Class A	47,195	38,732
Sinolink Securities Co. Ltd., Class A	6,700	18,318
SooChow Securities Co. Ltd., Class A	8,510	13,088
Southwest Securities Co. Ltd., Class A	13,200	10,773
Tianfeng Securities Co. Ltd., Class A	14,000	12,894
Western Securities Co. Ltd., Class A	7,900	11,526
Zheshang Securities Co. Ltd., Class A	7,300	18,295

(Cost $2,003,810)		2,779,756

Health Care — 10.1%
Aier Eye Hospital Group Co. Ltd., Class A	8,715	81,058
Apeloa Pharmaceutical Co. Ltd., Class A	2,000	6,337
Asymchem Laboratories Tianjin Co. Ltd., Class A	500	18,260
Autobio Diagnostics Co. Ltd., Class A	600	13,220
Beijing Tiantan Biological Products Corp. Ltd., Class A	2,640	15,948
Beijing Tongrentang Co. Ltd., Class A	2,900	11,856
Betta Pharmaceuticals Co. Ltd., Class A	900	12,487
BGI Genomics Co. Ltd., Class A	900	17,892
Changchun High & New Technology Industry Group, Inc., Class A	800	44,566
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	1,500	10,122
China National Accord Medicines Corp. Ltd., Class A	700	5,264
China National Medicines Corp. Ltd., Class A	1,400	9,511
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,375	9,782
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,400	64,544
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	2,060	10,319
Dong-E-E-Jiao Co. Ltd., Class A	1,300	8,241
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	3,000	13,951
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	1,000	13,222

	Number of Shares	Value
Health Care (Continued)
Guangzhou Wondfo Biotech Co. Ltd., Class A	800	$7,970
Hangzhou Tigermed Consulting Co. Ltd., Class A	850	14,726
Huadong Medicine Co. Ltd., Class A	3,660	15,385
Hualan Biological Engineering, Inc., Class A	3,840	25,118
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	1,800	5,983
Humanwell Healthcare Group Co. Ltd., Class A	2,600	13,158
Intco Medical Technology Co. Ltd., Class A	500	9,939
Jafron Biomedical Co. Ltd., Class A	1,650	16,362
Jiangsu Hengrui Medicine Co. Ltd., Class A	11,214	146,550
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	2,100	8,840
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	2,200	5,814
Jinyu Bio-Technology Co. Ltd., Class A	2,400	8,838
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,200	8,943
Jointown Pharmaceutical Group Co. Ltd., Class A*	4,000	10,693
Lepu Medical Technology Beijing Co. Ltd., Class A	3,900	17,135
Livzon Pharmaceutical Group, Inc., Class A	1,400	8,977
Maccura Biotechnology Co. Ltd., Class A	1,200	7,625
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	8,432	16,172
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	1,730	9,781
Ovctek China, Inc., Class A	1,100	10,699
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	2,538	9,315
Shandong Pharmaceutical Glass Co. Ltd., Class A	1,300	8,630
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,400	34,772
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,100	12,531
Shanghai RAAS Blood Products Co. Ltd., Class A	11,200	14,366
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	2,000	5,687
Shenzhen Kangtai Biological Products Co. Ltd., Class A	1,400	28,992
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,100	107,666
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	1,900	7,863
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,400	9,173
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	3,100	9,710
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	6,200	4,834

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	4,800	$9,855
Topchoice Medical Corp., Class A*	700	22,308
Walvax Biotechnology Co. Ltd., Class A	3,300	21,515
Winning Health Technology Group Co. Ltd., Class A	4,810	11,513
WuXi AppTec Co. Ltd., Class A	4,480	70,353
Yifan Pharmaceutical Co. Ltd., Class A	2,700	8,436
Yunnan Baiyao Group Co. Ltd., Class A	2,670	38,658
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,296	41,169
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	3,520	16,445
Zhejiang NHU Co. Ltd., Class A	4,600	22,231
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	1,100	9,773

(Cost $778,182)		1,261,083

Industrials — 13.0%
AECC Aero-Engine Control Co. Ltd., Class A	2,200	6,824
AECC Aviation Power Co. Ltd., Class A	4,900	33,749
Air China Ltd., Class A	12,700	15,209
AVIC Aircraft Co. Ltd., Class A	5,600	26,511
AVIC Electromechanical Systems Co. Ltd., Class A	7,600	12,509
AVIC Shenyang Aircraft Co. Ltd., Class A	2,600	23,997
AVICOPTER PLC, Class A	1,200	9,797
Beijing New Building Materials PLC, Class A	3,900	23,116
Beijing Originwater Technology Co. Ltd., Class A	6,800	8,712
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	24,800	21,860
Centre Testing International Group Co. Ltd., Class A	1,800	6,478
China Aerospace Times Electronics Co. Ltd., Class A	6,200	6,502
China Avionics Systems Co. Ltd., Class A	3,000	8,202
China Communications Construction Co. Ltd., Class A	9,700	11,676
China Eastern Airlines Corp. Ltd., Class A	21,200	16,045
China Gezhouba Group Co. Ltd., Class A	10,300	10,660
China National Chemical Engineering Co. Ltd., Class A	11,300	11,146
China Railway Construction Corp. Ltd., Class A	24,294	31,715
China Railway Group Ltd., Class A	42,400	36,408
China Shipbuilding Industry Co. Ltd., Class A*	50,100	33,045
China Southern Airlines Co. Ltd., Class A*	19,500	18,670
China Spacesat Co. Ltd., Class A	2,700	13,951
China State Construction Engineering Corp. Ltd., Class A	90,811	74,940
Contemporary Amperex Technology Co. Ltd., Class A	4,900	180,810
COSCO SHIPPING Holdings Co. Ltd., Class A*	18,400	27,740

	Number of Shares	Value
Industrials (Continued)
CRRC Corp. Ltd., Class A	51,644	$44,424
Daqin Railway Co. Ltd., Class A	31,913	32,883
Dongfang Electric Corp. Ltd., Class A	6,300	10,168
East Group Co. Ltd., Class A	4,500	6,278
Eve Energy Co. Ltd., Class A	4,062	39,818
Fangda Carbon New Material Co. Ltd., Class A*	8,373	8,411
Gotion High-tech Co. Ltd., Class A*	2,400	10,676
Guangdong Kinlong Hardware Products Co. Ltd., Class A	700	13,659
Guangzhou Baiyun International Airport Co. Ltd., Class A	4,800	10,964
Hainan Airlines Holding Co. Ltd., Class A*	31,800	7,684
Hefei Meiya Optoelectronic Technology, Inc., Class A	1,300	8,772
Hongfa Technology Co. Ltd., Class A	1,500	10,917
Inner Mongolia First Machinery Group Co. Ltd., Class A	3,400	5,240
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,708	37,669
Jiangsu Zhongtian Technology Co. Ltd., Class A	6,500	10,679
Metallurgical Corp. of China Ltd., Class A	39,214	16,687
NARI Technology Co. Ltd., Class A	9,900	35,493
Power Construction Corp. of China Ltd., Class A	32,800	21,036
Sany Heavy Industry Co. Ltd., Class A	17,950	83,776
SF Holding Co. Ltd., Class A	7,800	94,834
Shanghai Construction Group Co. Ltd., Class A	19,500	9,098
Shanghai Electric Group Co. Ltd., Class A*	17,100	13,774
Shanghai International Airport Co. Ltd., Class A	2,195	26,193
Shanghai International Port Group Co. Ltd., Class A	19,400	13,651
Shanghai M&G Stationery, Inc., Class A	2,100	23,221
Shenzhen Airport Co. Ltd., Class A	4,800	6,492
Shenzhen Inovance Technology Co. Ltd., Class A	3,600	42,128
Siasun Robot & Automation Co. Ltd., Class A*	3,000	6,237
Sinotrans Ltd., Class A	9,600	6,916
Spring Airlines Co. Ltd., Class A	1,898	14,653
STO Express Co. Ltd., Class A	3,200	6,176
Sungrow Power Supply Co. Ltd., Class A	3,000	21,912
Sunwoda Electronic Co. Ltd., Class A	3,300	14,073
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	5,700	9,200
TBEA Co. Ltd., Class A	7,881	10,217
Topsec Technologies Group, Inc., Class A*	2,000	6,146
Weichai Power Co. Ltd., Class A	12,900	32,721
XCMG Construction Machinery Co. Ltd., Class A	16,449	13,599
Xiamen C & D, Inc., Class A	6,500	9,019
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	7,843	14,911
Yantai Eddie Precision Machinery Co. Ltd., Class A	1,300	10,521

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
YTO Express Group Co. Ltd., Class A	6,000	$11,772
Yunda Holding Co. Ltd., Class A	4,810	12,573
Zhejiang Chint Electrics Co. Ltd., Class A	4,617	23,036
Zhejiang Dingli Machinery Co. Ltd., Class A	980	15,415
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	7,930	28,225
Zhejiang Weixing New Building Materials Co. Ltd., Class A	3,300	9,469
Zhengzhou Yutong Bus Co. Ltd., Class A	5,000	13,207
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	14,650	19,059

(Cost $1,098,646)		1,623,954

Information Technology — 13.7%
360 Security Technology, Inc., Class A	9,800	24,724
Accelink Technologies Co. Ltd., Class A	1,500	6,999
Addsino Co. Ltd., Class A	2,900	9,608
Aisino Corp., Class A	4,096	8,622
AVIC Jonhon Optronic Technology Co. Ltd., Class A	2,200	19,727
Beijing BDStar Navigation Co. Ltd., Class A*	1,000	8,559
Beijing E-Hualu Information Technology Co. Ltd., Class A	1,440	6,266
Beijing Shiji Information Technology Co. Ltd., Class A	1,700	8,624
Beijing Sinnet Technology Co. Ltd., Class A	3,200	9,289
Beijing Thunisoft Corp. Ltd., Class A	1,300	5,170
BOE Technology Group Co. Ltd., Class A	71,402	58,706
Chaozhou Three-Circle Group Co. Ltd., Class A	3,758	18,248
China Greatwall Technology Group Co. Ltd., Class A	6,200	13,587
China National Software & Service Co. Ltd., Class A	1,000	11,050
China TransInfo Technology Co. Ltd., Class A	2,900	8,638
Dawning Information Industry Co. Ltd., Class A	2,840	15,262
DHC Software Co. Ltd., Class A	7,200	10,078
Fiberhome Telecommunication Technologies Co. Ltd., Class A	2,300	8,690
Foxconn Industrial Internet Co. Ltd., Class A	12,800	26,865
GCL System Integration Technology Co. Ltd., Class A*	12,100	7,319
Gigadevice Semiconductor Beijing, Inc., Class A	980	30,769
Glodon Co. Ltd., Class A	1,200	12,237
GoerTek, Inc., Class A	6,977	40,261
GRG Banking Equipment Co. Ltd., Class A	5,100	9,037
Guangzhou Haige Communications Group, Inc. Co., Class A	5,200	9,728
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,400	22,824

	Number of Shares	Value
Information Technology (Continued)
Hangzhou First Applied Material Co. Ltd., Class A	1,300	$14,154
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	19,700	136,733
Hangzhou Silan Microelectronics Co. Ltd., Class A	3,100	7,580
Hengtong Optic-electric Co. Ltd., Class A	4,300	9,678
Huagong Tech Co. Ltd., Class A	1,800	6,746
Hundsun Technologies, Inc., Class A	2,184	29,351
Iflytek Co. Ltd., Class A	5,034	29,240
Ingenic Semiconductor Co. Ltd., Class A*	800	11,562
Inspur Electronic Information Industry Co. Ltd., Class A	3,088	13,141
JA Solar Technology Co. Ltd., Class A*	2,200	11,020
Lakala Payment Co. Ltd., Class A	1,600	8,109
Lens Technology Co. Ltd., Class A	9,200	45,888
Leyard Optoelectronic Co. Ltd., Class A	4,600	5,348
Lingyi iTech Guangdong Co., Class A	12,400	26,779
LONGi Green Energy Technology Co. Ltd., Class A	8,110	84,675
Luxshare Precision Industry Co. Ltd., Class A	14,833	116,523
Maxscend Microelectronics Co. Ltd., Class A	300	25,669
NAURA Technology Group Co. Ltd., Class A	1,000	26,140
Ninestar Corp., Class A	2,400	10,822
OFILM Group Co. Ltd., Class A	5,700	13,297
Sanan Optoelectronics Co. Ltd., Class A	9,479	38,680
Sangfor Technologies, Inc., Class A	800	24,521
SG Micro Corp., Class A	300	14,182
Shanghai Baosight Software Co. Ltd., Class A	1,800	16,548
Shengyi Technology Co. Ltd., Class A	4,600	19,512
Shennan Circuits Co. Ltd., Class A	1,080	17,520
Shenzhen Goodix Technology Co. Ltd., Class A	1,000	25,368
Shenzhen Kaifa Technology Co. Ltd., Class A	3,300	10,316
Shenzhen SC New Energy Technology Corp., Class A	700	11,515
Shenzhen Sunway Communication Co. Ltd., Class A	2,000	14,249
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	3,800	15,801
Thunder Software Technology Co. Ltd., Class A	800	10,734
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	1,700	9,838
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	6,300	21,361
Tianma Microelectronics Co. Ltd., Class A	5,400	12,581
Tianshui Huatian Technology Co. Ltd., Class A	5,900	14,329
TongFu Microelectronics Co. Ltd., Class A*	2,200	8,844
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,300	19,846

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Unisplendour Corp. Ltd., Class A	5,908	$20,077
Universal Scientific Industrial Shanghai Co. Ltd., Class A	2,900	9,652
Venustech Group, Inc., Class A	1,000	4,485
Visionox Technology, Inc., Class A*	3,100	6,115
Wangsu Science & Technology Co. Ltd., Class A	5,600	6,579
Will Semiconductor Co. Ltd. Shanghai, Class A	1,800	58,935
Wingtech Technology Co. Ltd., Class A	2,500	40,046
Wonders Information Co. Ltd., Class A*	2,300	8,022
Wuhan Guide Infrared Co. Ltd., Class A	3,510	20,255
Wuhu Token Science Co. Ltd., Class A	4,900	7,372
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,700	11,179
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,800	17,240
Wuxi Taiji Industry Co. Ltd., Class A	4,000	6,559
Yealink Network Technology Corp. Ltd., Class A	1,600	16,752
Yonyou Network Technology Co. Ltd., Class A	6,926	45,998
Zhejiang Dahua Technology Co. Ltd., Class A	6,400	20,319
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,600	11,080
Zhongji Innolight Co. Ltd., Class A	1,500	11,159
ZTE Corp., Class A	8,000	42,225

(Cost $1,093,917)		1,713,136

Materials — 7.8%
Aluminum Corp. of China Ltd., Class A*	25,908	16,262
Anhui Conch Cement Co. Ltd., Class A	8,664	74,395
Baoshan Iron & Steel Co. Ltd., Class A	39,357	37,144
BBMG Corp., Class A	19,100	8,999
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	4,800	24,949
Chifeng Jilong Gold Mining Co. Ltd., Class A*	3,200	8,433
China Jushi Co. Ltd., Class A	7,400	18,916
China Molybdenum Co. Ltd., Class A	38,600	26,926
China Northern Rare Earth Group High-Tech Co. Ltd., Class A*	7,293	15,007
Ganfeng Lithium Co. Ltd., Class A	2,400	28,523
GEM Co. Ltd., Class A	9,300	7,222
Guangdong HEC Technology Holding Co. Ltd., Class A*	6,500	5,512
Guangdong Hongda Blasting Co. Ltd., Class A	1,300	8,209
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,100	13,137
Hengli Petrochemical Co. Ltd., Class A	12,520	49,643
Hengyi Petrochemical Co. Ltd., Class A	8,260	15,943
Hesteel Co. Ltd., Class A*	22,400	7,796
Huaxin Cement Co. Ltd., Class A	2,600	9,685
Hunan Valin Steel Co. Ltd., Class A	12,900	10,489
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	93,700	17,231

	Number of Shares	Value
Materials (Continued)
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	17,795	$14,279
Jiangsu Shagang Co. Ltd., Class A	4,800	8,951
Jiangsu Yangnong Chemical Co. Ltd., Class A	700	12,341
Jiangxi Copper Co. Ltd., Class A	4,844	16,196
Kingfa Sci & Tech Co. Ltd., Class A	5,300	13,999
Lomon Billions Group Co. Ltd., Class A	3,200	15,417
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	19,200	7,032
Rongsheng Petro Chemical Co. Ltd., Class A	11,252	43,982
Shandong Gold Mining Co. Ltd., Class A	7,553	27,365
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,500	18,670
Shandong Nanshan Aluminum Co. Ltd., Class A	27,100	11,861
Shandong Sinocera Functional Material Co. Ltd., Class A	2,000	11,514
Shandong Sun Paper Industry JSC Ltd., Class A	5,500	12,287
Shanghai Putailai New Energy Technology Co. Ltd., Class A	900	13,778
Shanxi Taigang Stainless Steel Co. Ltd., Class A	12,100	6,896
Shenzhen Capchem Technology Co. Ltd., Class A	800	9,848
Sinoma Science & Technology Co. Ltd., Class A	3,300	9,439
Sinopec Shanghai Petrochemical Co. Ltd., Class A	12,670	6,816
Skshu Paint Co. Ltd., Class A	500	10,458
Tangshan Jidong Cement Co. Ltd., Class A	3,100	7,481
Tianqi Lithium Corp., Class A*	3,190	13,492
Tongkun Group Co. Ltd., Class A	4,100	12,281
Tongling Nonferrous Metals Group Co. Ltd., Class A	17,000	6,976
Transfar Zhilian Co. Ltd., Class A	6,890	5,874
Wanhua Chemical Group Co. Ltd., Class A	6,800	83,916
Weihai Guangwei Composites Co. Ltd., Class A	1,000	10,882
Xiamen Tungsten Co. Ltd., Class A	3,300	7,608
Yintai Gold Co. Ltd., Class A	5,880	7,980
Yunnan Energy New Material Co. Ltd., Class A	1,800	26,404
Zhejiang Huayou Cobalt Co. Ltd., Class A*	2,232	17,748
Zhejiang Juhua Co. Ltd., Class A	6,100	7,314
Zhejiang Longsheng Group Co. Ltd., Class A	7,700	17,436
Zhongjin Gold Corp. Ltd., Class A	10,700	15,497
Zijin Mining Group Co. Ltd., Class A	41,697	58,871

(Cost $641,718)		975,310

Real Estate — 3.1%
China Fortune Land Development Co. Ltd., Class A	8,502	19,188
China Merchants Property Operation & Service Co. Ltd., Class A	2,400	8,462

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2020 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	14,115	$31,448
China Vanke Co. Ltd., Class A	20,496	95,628
Financial Street Holdings Co. Ltd., Class A	6,800	7,193
Gemdale Corp., Class A	9,522	21,895
Greenland Holdings Corp. Ltd., Class A	18,373	17,982
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	8,200	12,325
Jinke Properties Group Co. Ltd., Class A	10,600	12,855
Poly Developments and Holdings Group Co. Ltd., Class A	25,173	65,879
RiseSun Real Estate Development Co. Ltd., Class A	9,200	10,221
Seazen Holdings Co. Ltd., Class A	4,713	25,370
Shanghai Lingang Holdings Corp. Ltd., Class A	2,600	8,539
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	3,600	10,198
Xinhu Zhongbao Co. Ltd., Class A	18,100	8,995
Yango Group Co. Ltd., Class A	8,900	9,712
Youngor Group Co. Ltd., Class A	8,800	9,669
Zhongtian Financial Group Co. Ltd., Class A*	14,400	7,003

(Cost $318,502)		382,562

Utilities — 2.1%
China National Nuclear Power Co. Ltd., Class A	29,384	21,927
China Yangtze Power Co. Ltd., Class A	46,500	142,116
GD Power Development Co. Ltd., Class A	44,800	14,638

	Number of Shares	Value
Utilities (Continued)
Huadian Power International Corp. Ltd., Class A	14,400	$7,878
Huaneng Power International, Inc., Class A	15,500	12,108
Luenmei Quantum Co. Ltd., Class A	3,300	6,826
SDIC Power Holdings Co. Ltd., Class A	14,595	21,005
Shanghai Electric Power Co. Ltd., Class A	5,100	5,759
Shenergy Co. Ltd., Class A	10,900	9,244
Shenzhen Energy Group Co. Ltd., Class A	8,400	7,238
Sichuan Chuantou Energy Co. Ltd., Class A	9,400	14,900

(Cost $225,896)		263,639

TOTAL COMMON STOCKS
(Cost $8,102,217)		12,473,133

EXCHANGE-TRADED FUNDS — 0.3%
Xtrackers Harvest CSI 300 China A-Shares ETF (a)(b) (Cost $26,969)	950	36,385

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d) (Cost $118)	118	118

TOTAL INVESTMENTS — 100.0% (Cost $8,129,304)		$12,509,636
Other assets and liabilities, net — 0.0%		960

NET ASSETS — 100.0%		$12,510,596

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
EXCHANGE-TRADED FUNDS — 0.3%
Xtrackers Harvest CSI 300 China A-Shares ETF (a)(b)
2,723	72,798	(51,538)		3,508	8,894	—	—	950	36,385

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d)
2,613	—	(2,495	)(e)	—	—	6	—	118	118

CASH EQUIVALENTS — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (c)
339,973	4,957,845	(5,297,818)		—	—	39	—	—	—

345,309	5,030,643	(5,351,851)		3,508	8,894	45	—	1,068	36,503

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $115, which is 0.0% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2020 (Unaudited)

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$12,473,133	$—	$—	$12,473,133
Exchange-Traded Funds	36,385	—	—	36,385
Short-Term Investments (f)	118	—	—	118

TOTAL	$12,509,636	$—	$—	$12,509,636

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	33

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2020 (Unaudited)

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF		Xtrackers MSCI All China Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF
Assets
Investment in non-affiliated securities at value	$2,432,061,365		$35,014,282		$14,042,844	$12,473,133
Investment in affiliated securities at value	—		—		9,935,214	36,385
Investment in DWS Government Money Market Series	—		—		32,832	—
Investment in DWS Government & Agency Securities Portfolio*	—		—		1,170,497	118
Cash	14,321,931		11,207		—	—
Foreign currency at value	8,276,034	†	58,326	†	56,969	10,822
Deposit with broker for futures contracts	—		—		7,805	—
Receivables:
Investment securities sold	—		4,554		401,027	8,677
Capital shares	5,758,058		—		—	—
Dividends	—		—		1,459	—
Interest	—		—		—	—
Securities lending income	—		—		2,479	—

Total assets	$2,460,417,388		$35,088,369		$25,651,126	$12,529,135

Liabilities
Due to custodian	$—		$—		$—	$12,337
Payable upon return of securities loaned	—		—		1,170,497	118
Payables:
Investment securities purchased	5,750,713		—		397,991	—
Investment advisory fees	1,173,924		18,737		5,066	6,084
Variation margin on futures contracts	—		—		1,784	—
Due to authorized participant	18,593,341		—		—	—

Total liabilities	25,517,978		18,737		1,575,338	18,539

Net Assets, at value	$2,434,899,410		$35,069,632		$24,075,788	$12,510,596

Net Assets Consist of
Paid-in capital	$1,915,242,422		$48,214,397		$29,776,085	$11,549,688
Distributable earnings (loss)	519,656,988		(13,144,765)		(5,700,297)	960,908

Net Assets, at value	$2,434,899,410		$35,069,632		$24,075,788	$12,510,596

Number of Common Shares outstanding	63,750,001		1,000,001		550,001	450,001

Net Asset Value	$38.19		$35.07		$43.77	$27.80

Investment in non-affiliated securities at cost	$1,658,798,846		$26,818,396		$10,868,706	$8,102,217

Investment in affiliated securities at cost	$—		$—		$7,830,247	$26,969

Value of securities loaned	$—		$—		$1,427,622	$115

Investment in DWS Government Money Market Series at cost	$—		$—		$32,832	$—

Investment in DWS Government & Agency Securities Portfolio at cost*	$—		$—		$1,170,497	$118

Non-cash collateral for securities on loan	$—		$—		$317,392	$—

Foreign currency at cost	$8,285,726		$57,251		$57,010	$10,820

*	Represents collateral on securities loaned.
†

Included in foreign currency at value is $55,078 and $4,509 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	34

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2020 (Unaudited)

	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Xtrackers MSCI All China Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF
Investment Income
Unaffiliated interest income	$7,646	$114	$—	$—
Unaffiliated dividend income*	27,281,805	242,183	175,688	144,780
Income distributions from affiliated funds	—	—	5	39
Affiliated securities lending income	—	—	244	6
Unaffiliated securities lending income, net of borrower rebates	—	—	14,919	671

Total investment income	27,289,451	242,297	190,856	145,496

Expenses
Investment advisory fees	6,190,615	109,730	59,017	34,253
Other expenses	57	57	57	57

Total expenses	6,190,672	109,787	59,074	34,310

Less fees waived (see note 3):
Waiver	—	—	(28,998)	(167)

Net expenses	6,190,672	109,787	30,076	34,143

Net investment income (loss)	21,098,779	132,510	160,780	111,353

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,861,856	1,219,198	(253,879)	772,076
Investments in affiliates	—	—	(14,306)	3,508
In-kind redemptions	—	—	334,368	—
In-kind redemptions in affiliates	—	—	167,198	—
Futures contracts	—	—	25,160	—
Foreign currency transactions	1,986,434	17,171	(448)	(9,973)

Net realized gain (loss)	3,848,290	1,236,369	258,093	765,611
Net change in unrealized appreciation (depreciation) on:
Investments	524,045,325	6,213,310	3,428,958	2,771,853
Investments in affiliates	—	—	2,766,711	8,894
Futures contracts	—	—	(1,370)	—
Foreign currency translations	(15,031)	1,585	247	1,242

Net change in unrealized appreciation (depreciation)	524,030,294	6,214,895	6,194,546	2,781,989

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	527,878,584	7,451,264	6,452,639	3,547,600

Net Increase (Decrease) in Net Assets Resulting from Operations	$548,977,363	$7,583,774	$6,613,419	$3,658,953

* Unaffiliated foreign tax withheld	$3,033,486	$27,646	$14,838	$16,262

See Notes to Financial Statements.	35

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$21,098,779	$17,755,118	$132,510	$288,193
Net realized gain (loss)	3,848,290	(118,536,199)	1,236,369	(9,363,413)
Net change in net unrealized appreciation (depreciation)	524,030,294	105,330,618	6,214,895	11,865,278

Net increase (decrease) in net assets resulting from operations	548,977,363	4,549,537	7,583,774	2,790,058

Distributions to Shareholders	—	(16,323,622)	—	(267,342)

Fund Shares Transactions
Proceeds from shares sold	1,226,195,798	1,688,068,201	—	5,744,566
Value of shares redeemed	(611,036,569)	(1,854,188,349)	(2,860,940)	(51,817,790)

Net increase (decrease) in net assets resulting from fund share transactions	615,159,229	(166,120,148)	(2,860,940)	(46,073,224)

Total net increase (decrease) in Net Assets	1,164,136,592	(177,894,233)	4,722,834	(43,550,508)

Net Assets
Beginning of period	1,270,762,818	1,448,657,051	30,346,798	73,897,306

End of period	$2,434,899,410	$1,270,762,818	$35,069,632	$30,346,798

Changes in Shares Outstanding
Shares outstanding, beginning of period	46,750,001	55,150,001	1,100,001	2,850,001
Shares sold	35,000,000	58,350,000	—	200,000
Shares redeemed	(18,000,000)	(66,750,000)	(100,000)	(1,950,000)

Shares outstanding, end of period	63,750,001	46,750,001	1,000,001	1,100,001

See Notes to Financial Statements.	36

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All China Equity ETF		Xtrackers MSCI China A Inclusion Equity ETF
	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$160,780	$1,014,809	$111,353	$376,578
Net realized gain (loss)	258,093	(17,508,451)	765,611	(1,852,711)
Net change in net unrealized appreciation (depreciation)	6,194,546	23,027,209	2,781,989	3,632,894

Net increase (decrease) in net assets resulting from operations	6,613,419	6,533,567	3,658,953	2,156,761

Distributions to Shareholders	—	(1,586,476)	—	(280,238)

Fund Shares Transactions
Proceeds from shares sold	—	8,845,595	—	—
Value of shares redeemed	(2,131,569)	(221,424,743)	(5,135,050)	(70,409,971)

Net increase (decrease) in net assets resulting from fund share transactions	(2,131,569)	(212,579,148)	(5,135,050)	(70,409,971)

Total net increase (decrease) in Net Assets	4,481,850	(207,632,057)	(1,476,097)	(68,533,448)

Net Assets
Beginning of period	19,593,938	227,225,995	13,986,693	82,520,141

End of period	$24,075,788	$19,593,938	$12,510,596	$13,986,693

Changes in Shares Outstanding
Shares outstanding, beginning of period	600,001	7,300,001	700,001	4,400,001
Shares sold	—	250,000	—	—
Shares redeemed	(50,000)	(6,950,000)	(250,000)	(3,700,000)

Shares outstanding, end of period	550,001	600,001	450,001	700,001

See Notes to Financial Statements.	37

DBX ETF Trust

Financial Highlights

Xtrackers Harvest CSI 300 China A-Shares ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,
			2020	2019	2018	2017	2016
Net Asset Value, beginning of period	$27.18		$26.27	$29.56	$25.84	$23.74	$49.93

Income (loss) from investment operations:
Net investment income (loss)(a)	0.38		0.29	0.22	0.25	0.30	0.43
Net realized and unrealized gain (loss)	10.63		0.91 (b)	(3.22)	3.73	1.97	(18.19)

Total from investment operations	11.01		1.20	(3.00)	3.98	2.27	(17.76)

Less distributions from:
Net investment income	—		(0.29)	—	(0.26)	(0.17)	(0.33)
Net realized gains	—		—	(0.29)	—	—	(8.10)

Total distributions	—		(0.29)	(0.29)	(0.26)	(0.17)	(8.43)

Net Asset Value, end of period	$38.19		$27.18	$26.27	$29.56	$25.84	$23.74

Total Return (%)	40.51	**	4.50	(10.02)	15.38	9.62	(38.10)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2,435		1,271	1,449	686	367	326
Ratio of expenses (%)	0.65	*	0.65	0.65	0.66	0.67	0.80
Ratio of net investment income (loss) (%)	2.22	*	1.05	0.87	0.82	1.24	1.27
Portfolio turnover rate (%)(c)	38	**	115	81	65	68	159

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,
			2020	2019	2018	2017	2016
Net Asset Value, beginning of period	$27.59		$25.93	$32.53	$31.36	$33.00	$65.42

Income (loss) from investment operations:
Net investment income (loss)(a)	0.13		0.17	0.20	0.04	(0.03)	(0.05)
Net realized and unrealized gain (loss)	7.35		1.65	(6.80)	1.13	(1.61)	(28.91)

Total from investment operations	7.48		1.82	(6.60)	1.17	(1.64)	(28.96)

Less distributions from:
Net investment income	—		(0.16)	—	—	—	(0.17)
Net realized gains	—		—	—	—	—	(3.29)

Total distributions	—		(0.16)	—	—	—	(3.46)

Net Asset Value, end of period	$35.07		$27.59	$25.93	$32.53	$31.36	$33.00

Total Return (%)	27.11	**	7.02	(20.29)	3.73	(4.97)	(45.37)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	35		30	74	24	20	21
Ratio of expenses (%)	0.65	*	0.65	0.65	0.65	0.67	0.80
Ratio of net investment income (loss) (%)	0.78	*	0.63	0.74	0.10	(0.09)	(0.11)
Portfolio turnover rate (%)(c)	15	**	48	16	29	51	215

(a)	Based on average shares outstanding during the period.
(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	38

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All China Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,
			2020	2019	2018	2017	2016
Net Asset Value, beginning of period	$32.66		$31.13	$37.78	$30.54	$28.36	$46.01

Income (loss) from investment operations:
Net investment income (loss)(a)	0.27		0.76	0.36	0.79	0.91	2.15
Net realized and unrealized gain (loss)	10.84		2.21	(6.42)	6.75	4.26	(15.46)

Total from investment operations	11.11		2.97	(6.06)	7.54	5.17	(13.31)

Less distributions from:
Net investment income	—		(1.44)	(0.59)	(0.30)	(2.99)	(4.34)

Total distributions	—		(1.44)	(0.59)	(0.30)	(2.99)	(4.34)

Net Asset Value, end of period	$43.77		$32.66	$31.13	$37.78	$30.54	$28.36

Total Return (%)(b)	34.02	**	9.35	(15.89)	24.71	20.03	(29.80)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	24		20	227	36	5	7
Ratio of expenses before fee waiver (%)(c)	0.50	*	0.50	0.50	0.60	0.60	0.60
Ratio of expenses after fee waiver (%)(c)	0.25	*	0.26	0.28	0.36	0.35	0.26
Ratio of net investment income (loss) (%)	1.36	*	2.27	1.07	2.10	3.10	6.46
Portfolio turnover rate (%)(d)	3	**	14	102	3	7	36

Xtrackers MSCI China A Inclusion Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2020 (Unaudited)		Years Ended May 31,				Period Ended 5/31/2016(e)
			2020	2019	2018	2017
Net Asset Value, beginning of period	$19.98		$18.75	$20.80	$19.53	$21.86	$25.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.25		0.41	0.15	0.52	0.29	0.40
Net realized and unrealized gain (loss)	7.57		1.19	(2.03)	1.30	1.05	(2.80)

Total from investment operations	7.82		1.60	(1.88)	1.82	1.34	(2.40)

Less distributions from:
Net investment income	—		(0.37)	(0.17)	(0.55)	(2.82)	(0.74)
Net realized gains	—		—	—	—	(0.85)	—

Total distributions	—		(0.37)	(0.17)	(0.55)	(3.67)	(0.74)

Net Asset Value, end of period	$27.80		$19.98	$18.75	$20.80	$19.53	$21.86

Total Return (%)(b)	39.14	**	8.49	(8.91)	9.12	6.42 (f)	(10.01)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	13		14	83	2	3	2
Ratio of expenses before fee waiver (%)(c)	0.60	*	0.60	0.60	0.70	0.72	1.25 ***
Ratio of expenses after fee waiver (%)(c)	0.60	*	0.60	0.60	0.05	0.05	0.45 ***
Ratio of net investment income (loss) (%)	1.95	*	2.03	0.75	2.38	1.41	2.92 *
Portfolio turnover rate (%)(d)	7	**	27	180	3	6	4 **

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period October 20, 2015 (commencement of operations) through May 31, 2016.
(f)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.41%.
*	Annualized.
**	Not Annualized.
***	Annualized. Includes excise tax expense that is not annualized.

See Notes to Financial Statements.	39

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2020, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Harvest CSI 300 China A-Shares ETF
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Xtrackers MSCI All China Equity ETF
Xtrackers MSCI China A Inclusion Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Xtrackers MSCI All China Equity ETF	MSCI China All Shares Index
Xtrackers MSCI China A Inclusion Equity ETF	MSCI China A Inclusion Index

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 300 largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

MSCI China All Shares Index and MSCI China A Inclusion Equity Index are each calculated and maintained by MSCI, Inc. (“MSCI”). The MSCI China All Share Index is a rules-based, free-float adjusted market capitalization index comprised of equity securities that are listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe. The Underlying Index is comprised of A-Shares, B-Shares, H-Shares, Red chips and P chips share classes as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). The Underlying Index is rebalanced on a quarterly basis.

The MSCI China A Inclusion Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together “Stock Connect”). “A-Shares” are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. Certain eligible A-Shares are traded on the Shanghai or

40

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Shenzhen Stock Exchanges. The Underlying Index is designed to track the inclusion of A-Shares in the MSCI Emerging Markets Index over time and is constructed by MSCI by applying eligibility criteria for the MSCI Global Investable Market Indexes, and then excluding mid- and small-capitalization A-Shares (as determined by MSCI), A-Shares suspended for trading for more than 50 days in the past 12 months and A-Shares that are not accessible through Stock Connect. The Underlying Index is weighted by each issuer’s free float-adjusted market capitalization (i.e., includes only shares that are readily available for trading in the market) available to foreign investors and includes only large-capitalization companies, as determined by MSCI. The Underlying Index is rebalanced on a quarterly basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements. Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF are diversified series of the Trust. Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF are non-diversified and are not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund, with the exception of Xtrackers MSCI All China Equity ETF, may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as a Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

41

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2020, the Funds did not incur any interest or penalties.

42

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

At May 31, 2020, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Harvest CSI 300 China A-Shares ETF	$98,419,937	$97,830,125	$196,250,062
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	14,804,329	6,589,912	21,394,241
Xtrackers MSCI All China Equity ETF	7,274,409	3,923,083	11,197,492
Xtrackers MSCI China A Inclusion Equity ETF	3,952,636	190,488	4,143,124

As of May 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Harvest CSI 300 China A-Shares ETF	$1,106,488,011	$160,571,384	$275,333,053	$(114,761,669)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	29,740,388	513,359	5,429,178	(4,915,819)
Xtrackers MSCI All China Equity ETF	22,526,399	(1,181,524)	1,339,731	(2,521,255)
Xtrackers MSCI China A Inclusion Equity ETF	12,865,367	1,444,357	2,466,060	(1,021,703)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (“WHT”) on dividends, WHT on bank interest, WHT on capital gains realized from the disposal of equity investments prior to November 17, 2014 and stamp tax. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non People’s Republic of China (“PRC”) enterprises including Qualified Foreign Institutional Investors (“QFII”) and renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

With the approval from the PRC State Council, the PRC State Administration of Taxation, the PRC Ministry of Finance and the China Securities Regulatory Commission jointly issued Caishui [2014] 79 (Circular 79) on November 14, 2014. According to Circular 79, RQFIIs are temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises) effective from November 17, 2014. With respect to gains derived from equity investments prior to November 17, 2014, RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014. Land-rich enterprises refer to companies whose value of immovable property in the PRC is greater than 50% of the value of their total assets at any time during the three-year period before the alienation of the PRC companies’ shares. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has

43

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

been paid by the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, respectively; while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2020, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of November 30, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2020, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2020

Securities Lending Transactions Xtrackers MSCI All China Equity ETF	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Common Stocks	$57,622	$1,014	$10,955	$305,423	$375,014
Exchange-Traded Funds	1,112,875	—	—	—	1,112,875

Total Borrowings	$1,170,497	$1,014	$10,955	$305,423	$1,487,889

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,487,889

44

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities Lending Transactions Xtrackers MSCI China A Inclusion Equity ETF	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Exchange-Traded Funds	$118	$—	$—	$—	$118

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$118

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2020, Xtrackers MSCI All China Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2020 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All China Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$3,950	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers MSCI All China Equity ETF	$25,160

45

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts —Equity Contracts
Xtrackers MSCI All China Equity ETF	$(1,370)

For the period ended November 30, 2020 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI All China Equity ETF	$86,758

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Limited serves as investment sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Harvest CSI 300 China A-Shares ETF	0.65%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%
Xtrackers MSCI All China Equity ETF	0.50%
Xtrackers MSCI China A Inclusion Equity ETF	0.60%

The Advisor for Xtrackers MSCI All China Equity ETF has contractually agreed, until November 14, 2021, to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. In addition, the Advisor has contractually agreed, until September 30, 2021, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.50% of the Fund’s average daily net assets. For the period ended November 30, 2020, the Advisor waived $28,991 of the expenses of the Fund which were attributable to the Fund’s investments in affiliated funds.

The Advisor for Xtrackers MSCI China A Inclusion Equity ETF has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the period ended November 30, 2020, the Advisor waived $145 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired funds’ fees and expenses attributable to the Funds’ investments in affiliated cash

46

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

management vehicles. For the period ended November 30, 2020, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI All China Equity ETF	$7
Xtrackers MSCI China A Inclusion Equity ETF	22

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Harvest CSI 300 China A-Shares ETF	$1,346,512,003	$707,417,216
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	5,059,960	7,731,961
Xtrackers MSCI All China Equity ETF	865,112	722,660
Xtrackers MSCI China A Inclusion Equity ETF	828,373	5,842,323

For the period ended November 30, 2020, the cost of in-kind purchases and proceeds from in-kind sale were as follows:

	Purchases	Sales
Xtrackers MSCI All China Equity ETF	$—	$2,128,467

5. Fund Share Transactions

As of November 30, 2020, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of Xtrackers MSCI All China Equity ETF generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and Xtrackers MSCI China A Inclusion Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity

47

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership; custody risks associated with investing through Stock Connect, an RQFII or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; and different and less stringent financial reporting standards. In addition, in November 2020, the President of the United States issued an executive order (“CCMC Order”) prohibiting US persons, including the Funds, from transacting in securities of any Chinese company identified by the Secretary of Defense as a “Communist Chinese military company” (“CCMC”) or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. The prohibition takes effect on January 11, 2021. To the extent that any company in an Underlying Index is identified as CCMC at any time, it may have material adverse effect on a fund’s ability to track its Underlying Index.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, Xtrackers MSCI China A Inclusion Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2020.

8. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. A Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in a Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on each Fund and reflect the consequences as appropriate in each Fund’s accounting and financial reporting.

48

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

49

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

50

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards, the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Funds which may reduce Fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the Funds to achieve its investment objective. CN and ASHX are currently non-diversified and can take larger positions in fewer issues, increasing the Fund’s potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security and the Fund excludes it, the Fund’s tracking error may increase and the performance of the Fund and Underlying Index may diverge.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The CSI Indexes are calculated by China Securities Index Co., Ltd. (CSI). CSI does not make any warranties, express or implied, to its customers or any other party regarding the accuracy or completeness of any data related to the Index. All information is provided for information purposes only. CSI accepts no liability for any errors or any loss arising from the use of information it provides.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2021 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049076-5 (1/21) DBX004704 (1/22)

Item 1 (continued)

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date February 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date February 4, 2021

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Treasurer and Chief Financial Officer

Date February 4, 2021